UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices)     (Zip code)

Jonathan de St. Paer

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Item 1: Report(s) to Shareholders.

Semiannual Report | April 30, 2023
Schwab Equity Index Funds®

Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth
Index Fund
Schwab U.S. Large-Cap Value
Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®

This page is intentionally left blank.

Eight cost-efficient ways to tap into the power of the stock market for long-term growth potential.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.
Schwab Equity Index Funds | Semiannual Report1

Schwab Equity Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Total Return for the 6 Months Ended April 30, 2023
Schwab S&P 500 Index Fund (Ticker Symbol: SWPPX)	8.61%
S&P 500® Index	8.63%
Fund Category: Morningstar Large Blend[1]	7.23%
Performance Details	pages 4-5

Schwab 1000 Index Fund (Ticker Symbol: SNXFX)	7.93%
Schwab 1000 Index®	7.95%
Russell 1000® Index	8.01%
Fund Category: Morningstar Large Blend[1]	7.23%
Performance Details	pages 6-7

Schwab Small-Cap Index Fund (Ticker Symbol: SWSSX)	-3.38%
Russell 2000® Index	-3.45%
Fund Category: Morningstar Small Blend[1]	-0.76%
Performance Details	pages 8-9

Schwab Total Stock Market Index Fund (Ticker Symbol: SWTSX)	7.33%
Dow Jones U.S. Total Stock Market IndexSM	7.33%
Fund Category: Morningstar Large Blend[1]	7.23%
Performance Details	pages 10-11
Total Return for the 6 Months Ended April 30, 2023
Schwab U.S. Large-Cap Growth Index Fund (Ticker Symbol: SWLGX)	11.49%
Russell 1000® Growth Index	11.51%
Fund Category: Morningstar Large Growth[1]	9.82%
Performance Details	pages 12-13

Schwab U.S. Large-Cap Value Index Fund (Ticker Symbol: SWLVX)	4.54%
Russell 1000® Value Index	4.54%
Fund Category: Morningstar Large Value[1]	3.89%
Performance Details	pages 14-15

Schwab U.S. Mid-Cap Index Fund (Ticker Symbol: SWMCX)	3.79%
Russell Midcap® Index	3.80%
Fund Category: Morningstar Mid-Cap Blend[1]	3.05%
Performance Details	pages 16-17

Schwab International Index Fund[2] (Ticker Symbol: SWISX)	24.63%
MSCI EAFE® Index (Net)[3]	24.19%
Fund Category: Morningstar Foreign Large Blend[1]	22.02%
Performance Details	pages 18-19

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
1
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
2Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Fund Management

Christopher Bliss, CFA, Managing Director and Head of Passive Equity Strategies for Schwab Asset
Management, is responsible for overseeing the investment process and portfolio management of investment strategies for passive equity Schwab Funds and Schwab ETFs, and Schwab Personalized Indexing™ separately managed accounts. Before joining Schwab in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays
Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. In this role, Mr. Bliss was responsible for overseeing a team of portfolio managers managing domestic, developed international and emerging markets index strategies.
Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining
Schwab in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading, and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Ferian Juwono, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the oversight and day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining Schwab in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors) where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

David Rios, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to this role, Mr. Rios was an associate portfolio manager on the equity index strategies team for four years. His first role with Schwab Asset Management was as a trade operations specialist. Prior to joining Schwab in 2008, Mr. Rios was a senior fund accountant at
Investors Bank & Trust (subsequently acquired by State Street Corporation).

Sabya Sinha, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining Schwab in
2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years. Mr. Sinha also spent time as a software consultant at DPM Mellon, LLC and an equity trader at Jane Street Capital.

Agnes Zau, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining Schwab in
2018, Ms. Zau was at BlackRock for three years, most recently as a multi-asset portfolio investment consultant where she advised institutional clients on asset allocation and strategy, constructed risk decomposition and portfolio optimization, and conducted scenario analyses for the core multi-asset target risk strategies. She spent the preceding three years as a derivatives specialist at Mellon Capital.

Schwab Equity Index Funds | Semiannual Report3

Schwab S&P 500 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Fund (5/19/97)	8.61%	2.62%	11.42%	12.14%
S&P 500® Index	8.63%	2.66%	11.45%	12.20%
Fund Category: Morningstar Large Blend[2]	7.23%	1.80%	9.94%	10.81%
Fund Expense Ratio[3]: 0.02%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor’s®,” “S&P®,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. The “S&P 500® Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus.
4Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund
Performance and Fund Facts as of April 30, 2023

Statistics1
Number of Holdings	503
Weighted Average Market Cap (millions)	$570,026
Price/Earnings Ratio (P/E)	21.9
Price/Book Ratio (P/B)	3.8
Portfolio Turnover Rate	1% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Equity Index Funds | Semiannual Report5

Schwab 1000 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab 1000 Index Fund (4/2/91)	7.93%	1.64%	10.83%	11.69%
Schwab 1000 Index®	7.95%	1.69%	10.88%	11.83%
Russell 1000® Index	8.01%	1.82%	11.07%	11.95%
Fund Category: Morningstar Large Blend[2]	7.23%	1.80%	9.94%	10.81%
Fund Expense Ratio[3]: 0.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus.
6Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Performance and Fund Facts as of April 30, 2023

Statistics1
Number of Holdings	987 [2]
Weighted Average Market Cap (millions)	$517,956
Price/Earnings Ratio (P/E)	21.2
Price/Book Ratio (P/B)	3.7
Portfolio Turnover Rate	1% [3,4]
Sector Weightings % of Investments5

Top Equity Holdings % of Net Assets6

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
As a result of the Schwab 1000 Index®’s once per year reconstitution and the effects of certain corporate actions, the fund may hold more or less than 1,000 securities.
3
Portfolio turnover rate excludes in-kind transactions.
4
Not annualized.
5
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
6
This list is not a recommendation of any security by the investment adviser.
Schwab Equity Index Funds | Semiannual Report7

Schwab Small-Cap Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Index Fund (5/19/97)	-3.38%	-3.58%	4.21%	7.93%
Russell 2000® Index	-3.45%	-3.65%	4.15%	7.88%
Fund Category: Morningstar Small Blend[2]	-0.76%	-2.08%	5.15%	8.00%
Fund Expense Ratio[3]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Russell 2000®” is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab Small-Cap Index Fund. The Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus.
8Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Performance and Fund Facts as of April 30, 2023

Statistics1
Number of Holdings	1,921
Weighted Average Market Cap (millions)	$2,940
Price/Earnings Ratio (P/E)	11.3
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate	2% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
1
Excludes derivatives.
2
Portfolio turnover rate excludes in-kind transactions.
3
Not annualized.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
This list is not a recommendation of any security by the investment adviser.
Schwab Equity Index Funds | Semiannual Report9

Schwab Total Stock Market Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Total Stock Market Index Fund (6/1/99)	7.33%	1.27%	10.43%	11.53%
Dow Jones U.S. Total Stock Market IndexSM	7.33%	1.28%	10.46%	11.57%
Fund Category: Morningstar Large Blend[2]	7.23%	1.80%	9.94%	10.81%
Fund Expense Ratio[3]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor’s®” and “S&P®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. The “Dow Jones U.S. Total Stock Market IndexSM” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus.
10Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Performance and Fund Facts as of April 30, 2023

Statistics1
Number of Holdings	3,515
Weighted Average Market Cap (millions)	$489,398
Price/Earnings Ratio (P/E)	20.5
Price/Book Ratio (P/B)	3.4
Portfolio Turnover Rate	1% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Equity Index Funds | Semiannual Report11

Schwab U.S. Large-Cap Growth Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Large-Cap Growth Index Fund (12/20/17)	11.49%	2.29%	13.74%	13.00%
Russell 1000® Growth Index	11.51%	2.34%	13.80%	13.06%
Fund Category: Morningstar Large Growth[2]	9.82%	-0.09%	10.26%	N/A
Fund Expense Ratio[3]: 0.035%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell 1000® Growth Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap Growth Index Fund. The Schwab U.S. Large-Cap Growth Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus.
12Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Performance and Fund Facts as of April 30, 2023

Statistics1
Number of Holdings	509
Weighted Average Market Cap (millions)	$861,882
Price/Earnings Ratio (P/E)	29.4
Price/Book Ratio (P/B)	9.2
Portfolio Turnover Rate	8% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Equity Index Funds | Semiannual Report13

Schwab U.S. Large-Cap Value Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Large-Cap Value Index Fund (12/20/17)	4.54%	1.18%	7.66%	6.68%
Russell 1000® Value Index	4.54%	1.21%	7.75%	6.76%
Fund Category: Morningstar Large Value[2]	3.89%	1.38%	7.89%	N/A
Fund Expense Ratio[3]: 0.035%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell 1000® Value Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap Value Index Fund. The Schwab U.S. Large-Cap Value Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus.
14Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Performance and Fund Facts as of April 30, 2023

Statistics1
Number of Holdings	852
Weighted Average Market Cap (millions)	$164,787
Price/Earnings Ratio (P/E)	16.3
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate	13% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Equity Index Funds | Semiannual Report15

Schwab U.S. Mid-Cap Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Mid-Cap Index Fund (12/20/17)	3.79%	-1.69%	7.92%	7.33%
Russell Midcap® Index	3.80%	-1.69%	7.97%	7.37%
Fund Category: Morningstar Mid-Cap Blend[2]	3.05%	-0.48%	7.07%	N/A
Fund Expense Ratio[3]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell Midcap® Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Mid-Cap Index Fund. The Schwab U.S. Mid-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus.
16Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Performance and Fund Facts as of April 30, 2023

Statistics1
Number of Holdings	817
Weighted Average Market Cap (millions)	$22,559
Price/Earnings Ratio (P/E)	16.9
Price/Book Ratio (P/B)	2.6
Portfolio Turnover Rate	1% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Equity Index Funds | Semiannual Report17

Schwab International Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Index Fund (5/19/97)	24.63%	9.82%	3.84%	4.80%
MSCI EAFE® Index (Net)[3]	24.19%	8.42%	3.63%	4.76%
Fund Category: Morningstar Foreign Large Blend[4]	22.02%	6.55%	3.09%	4.50%
Fund Expense Ratio[5]: 0.06%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “MSCI EAFE®” is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
5
As stated in the prospectus.
18Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Performance and Fund Facts as of April 30, 2023

Statistics1
Number of Holdings	797
Weighted Average Market Cap (millions)	$87,676
Price/Earnings Ratio (P/E)	13.7
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate	4% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3

Top Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
1
Excludes derivatives.
2
Not annualized.
3
This list is not a recommendation of any security by the investment adviser.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
Schwab Equity Index Funds | Semiannual Report19

Schwab Equity Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2022 and held through April 30, 2023.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 11/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 4/30/23	EXPENSES PAID DURING PERIOD 11/1/22-4/30/23 [2]
Schwab S&P 500 Index Fund
Actual Return	0.02%	$1,000.00	$1,086.10	$0.10
Hypothetical 5% Return	0.02%	$1,000.00	$1,024.70	$0.10
Schwab 1000 Index Fund
Actual Return	0.05%	$1,000.00	$1,079.30	$0.26
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25
Schwab Small-Cap Index Fund
Actual Return	0.04%	$1,000.00	$966.20	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab Total Stock Market Index Fund
Actual Return	0.03%	$1,000.00	$1,073.30	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.65	$0.15
Schwab U.S. Large-Cap Growth Index Fund
Actual Return	0.035%	$1,000.00	$1,114.90	$0.18
Hypothetical 5% Return	0.035%	$1,000.00	$1,024.62	$0.18
Schwab U.S. Large-Cap Value Index Fund
Actual Return	0.035%	$1,000.00	$1,045.40	$0.18
Hypothetical 5% Return	0.035%	$1,000.00	$1,024.62	$0.18
Schwab U.S. Mid-Cap Index Fund
Actual Return	0.04%	$1,000.00	$1,037.90	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab International Index Fund
Actual Return	0.06%	$1,000.00	$1,246.30	$0.33
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days in the period, and divided by 365 days in the fiscal year.

20Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$60.02	$71.21	$50.75	$47.17	$42.41	$40.23
Income (loss) from investment operations:
Net investment income (loss)[1]	0.53	0.97	0.90	1.02	0.92	0.80
Net realized and unrealized gains (losses)	4.57	(11.23)	20.60	3.52	4.86	2.12
Total from investment operations	5.10	(10.26)	21.50	4.54	5.78	2.92
Less distributions:
Distributions from net investment income	(0.98)	(0.86)	(1.04)	(0.87)	(0.84)	(0.72)
Distributions from net realized gains	—	(0.07)	—	(0.09)	(0.18)	(0.02)
Total distributions	(0.98)	(0.93)	(1.04)	(0.96)	(1.02)	(0.74)
Net asset value at end of period	$64.14	$60.02	$71.21	$50.75	$47.17	$42.41
Total return	8.61%[2]	(14.63%)	42.89%	9.69%	14.30%	7.29%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.02%[3,4]	0.02%[4]	0.02%	0.02%	0.02%[5]	0.03%
Net investment income (loss)	1.75%[3]	1.49%	1.42%	2.11%	2.11%	1.88%
Portfolio turnover rate	1%[2]	2%	3%	4%	3%	2%
Net assets, end of period (x 1,000,000)	$66,994	$61,068	$67,401	$44,184	$40,232	$34,410

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Effective December 20, 2018, the annual operating expense ratio was reduced to 0.02%. The ratio presented for period ended 10/31/19 is a blended ratio.
See financial notes
Schwab Equity Index Funds | Semiannual Report21

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 1.6%
Aptiv plc *	519,167	53,401,518
BorgWarner, Inc.	447,324	21,529,704
Ford Motor Co.	7,491,146	88,994,815
General Motors Co.	2,668,254	88,159,112
Tesla, Inc. *	5,146,023	845,543,039
		1,097,628,188

Banks 3.1%
Bank of America Corp.	13,354,827	391,029,335
Citigroup, Inc.	3,706,039	174,443,256
Citizens Financial Group, Inc.	942,948	29,174,811
Comerica, Inc.	248,875	10,793,709
Fifth Third Bancorp	1,305,105	34,193,751
First Republic Bank (a)	355,022	1,246,127
Huntington Bancshares, Inc.	2,768,034	31,001,981
JPMorgan Chase & Co.	5,612,244	775,836,611
KeyCorp	1,792,541	20,184,012
M&T Bank Corp.	323,200	40,658,561
Regions Financial Corp.	1,788,852	32,664,437
The PNC Financial Services Group, Inc.	767,382	99,951,505
Truist Financial Corp.	2,540,076	82,755,676
U.S. Bancorp	2,666,016	91,391,028
Wells Fargo & Co.	7,290,846	289,811,128
Zions Bancorp NA	284,008	7,912,463
		2,113,048,391

Capital Goods 5.5%
3M Co.	1,053,510	111,903,832
A.O. Smith Corp.	243,177	16,606,557
Allegion plc	167,338	18,487,502
AMETEK, Inc.	439,155	60,572,649
Carrier Global Corp.	1,597,328	66,800,257
Caterpillar, Inc.	995,673	217,853,252
Cummins, Inc.	270,725	63,631,204
Deere & Co.	517,387	195,582,634
Dover Corp.	267,951	39,163,718
Eaton Corp. plc	760,942	127,168,627
Emerson Electric Co.	1,093,414	91,037,650
Fastenal Co.	1,092,814	58,837,106
Fortive Corp.	676,279	42,666,442
Generac Holdings, Inc. *	120,714	12,339,385
General Dynamics Corp.	430,569	94,010,436
General Electric Co.	2,083,996	206,253,084
Honeywell International, Inc.	1,278,285	255,452,474
Howmet Aerospace, Inc.	702,355	31,107,303
Huntington Ingalls Industries, Inc.	76,530	15,433,040
IDEX Corp.	144,738	29,862,344
Illinois Tool Works, Inc.	530,922	128,451,269
Ingersoll Rand, Inc.	775,268	44,205,781
Johnson Controls International plc	1,315,238	78,703,842
L3Harris Technologies, Inc.	364,713	71,173,742
SECURITY	NUMBER OF SHARES	VALUE ($)
Lockheed Martin Corp.	434,764	201,926,140
Masco Corp.	430,789	23,051,519
Nordson Corp.	103,157	22,313,891
Northrop Grumman Corp.	275,290	126,983,018
Otis Worldwide Corp.	793,847	67,715,149
PACCAR, Inc.	999,674	74,665,651
Parker-Hannifin Corp.	245,315	79,697,937
Pentair plc	314,397	18,260,178
Quanta Services, Inc.	273,237	46,351,925
Raytheon Technologies Corp.	2,802,784	279,998,122
Rockwell Automation, Inc.	219,619	62,242,221
Snap-on, Inc.	101,391	26,301,839
Stanley Black & Decker, Inc.	282,050	24,352,197
Textron, Inc.	398,107	26,649,283
The Boeing Co. *	1,075,907	222,476,050
Trane Technologies plc	438,427	81,464,121
TransDigm Group, Inc.	99,255	75,930,075
United Rentals, Inc.	132,729	47,929,769
W.W. Grainger, Inc.	85,902	59,750,854
Westinghouse Air Brake Technologies Corp.	347,228	33,913,759
Xylem, Inc.	344,523	35,775,268
		3,715,053,096

Commercial & Professional Services 1.3%
Automatic Data Processing, Inc.	792,770	174,409,400
Broadridge Financial Solutions, Inc.	225,602	32,804,787
Ceridian HCM Holding, Inc. *	295,920	18,785,002
Cintas Corp.	165,295	75,336,502
Copart, Inc. *	820,278	64,842,976
CoStar Group, Inc. *	778,475	59,903,651
Equifax, Inc.	234,784	48,924,290
Jacobs Solutions, Inc.	242,623	28,013,252
Leidos Holdings, Inc.	261,176	24,357,274
Paychex, Inc.	613,004	67,344,619
Paycom Software, Inc. *	91,987	26,710,265
Republic Services, Inc.	392,520	56,766,242
Robert Half International, Inc.	206,411	15,068,003
Rollins, Inc.	440,663	18,618,012
Verisk Analytics, Inc.	299,424	58,121,193
Waste Management, Inc.	710,766	118,022,694
		888,028,162

Consumer Discretionary Distribution & Retail 5.1%
Advance Auto Parts, Inc.	113,074	14,194,179
Amazon.com, Inc. *	17,058,065	1,798,772,954
AutoZone, Inc. *	35,912	95,644,789
Bath & Body Works, Inc.	438,756	15,400,336
Best Buy Co., Inc.	375,816	28,005,808
CarMax, Inc. *	303,038	21,221,751
eBay, Inc.	1,037,291	48,161,421
Etsy, Inc. *	240,163	24,263,668
Genuine Parts Co.	269,492	45,358,198
LKQ Corp.	484,153	27,950,153
Lowe’s Cos., Inc.	1,157,060	240,471,780
O'Reilly Automotive, Inc. *	119,319	109,452,512
See financial notes
22Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Pool Corp.	74,508	26,176,151
Ross Stores, Inc.	659,296	70,366,662
The Home Depot, Inc.	1,950,138	586,094,474
The TJX Cos., Inc.	2,210,870	174,260,773
Tractor Supply Co.	211,094	50,324,810
Ulta Beauty, Inc. *	97,505	53,767,182
		3,429,887,601

Consumer Durables & Apparel 0.9%
D.R. Horton, Inc.	598,997	65,781,850
Garmin Ltd.	293,037	28,767,442
Hasbro, Inc.	248,013	14,687,330
Lennar Corp., Class A	484,738	54,683,294
Mohawk Industries, Inc. *	100,004	10,590,424
Newell Brands, Inc.	714,214	8,677,700
NIKE, Inc., Class B	2,383,084	301,984,404
NVR, Inc. *	5,810	33,930,400
PulteGroup, Inc.	430,794	28,927,817
Ralph Lauren Corp.	79,014	9,070,017
Tapestry, Inc.	451,004	18,405,473
VF Corp.	636,256	14,958,379
Whirlpool Corp.	104,118	14,533,832
		604,998,362

Consumer Services 2.2%
Booking Holdings, Inc. *	74,203	199,332,261
Caesars Entertainment, Inc. *	411,473	18,635,612
Carnival Corp. *	1,921,878	17,700,496
Chipotle Mexican Grill, Inc. *	52,842	109,257,176
Darden Restaurants, Inc.	232,176	35,274,500
Domino’s Pizza, Inc.	67,722	21,499,703
Expedia Group, Inc. *	282,148	26,510,626
Hilton Worldwide Holdings, Inc.	509,924	73,439,255
Las Vegas Sands Corp. *	630,277	40,243,186
Marriott International, Inc., Class A	515,152	87,235,840
McDonald’s Corp.	1,401,225	414,412,294
MGM Resorts International	600,476	26,973,382
Norwegian Cruise Line Holdings Ltd. *	811,509	10,833,645
Royal Caribbean Cruises Ltd. *	421,003	27,546,226
Starbucks Corp.	2,198,626	251,280,966
Wynn Resorts Ltd. *	197,806	22,605,270
Yum! Brands, Inc.	535,926	75,340,477
		1,458,120,915

Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	849,016	427,241,831
Dollar General Corp.	427,817	94,744,353
Dollar Tree, Inc. *	398,278	61,219,311
Sysco Corp.	971,524	74,554,752
Target Corp.	880,768	138,941,152
The Kroger Co.	1,246,598	60,622,061
Walgreens Boots Alliance, Inc.	1,371,659	48,350,980
Walmart, Inc.	2,683,072	405,063,380
		1,310,737,820

Energy 4.7%
APA Corp.	613,912	22,622,657
Baker Hughes Co.	1,927,172	56,350,509
Chevron Corp.	3,403,897	573,828,956
ConocoPhillips	2,341,863	240,954,284
Coterra Energy, Inc.	1,507,059	38,580,710
Devon Energy Corp.	1,249,671	66,769,922
Diamondback Energy, Inc.	352,164	50,077,721
EOG Resources, Inc.	1,124,052	134,290,492
SECURITY	NUMBER OF SHARES	VALUE ($)
EQT Corp.	700,095	24,391,310
Exxon Mobil Corp.	7,879,198	932,424,291
Halliburton Co.	1,730,690	56,680,097
Hess Corp.	530,314	76,927,349
Kinder Morgan, Inc.	3,786,066	64,931,032
Marathon Oil Corp.	1,218,373	29,435,892
Marathon Petroleum Corp.	868,679	105,978,838
Occidental Petroleum Corp.	1,391,586	85,624,287
ONEOK, Inc.	855,502	55,958,386
Phillips 66	891,716	88,279,884
Pioneer Natural Resources Co.	454,798	98,941,305
Schlumberger Ltd.	2,716,402	134,054,439
Targa Resources Corp.	433,207	32,720,125
The Williams Cos., Inc.	2,327,793	70,439,016
Valero Energy Corp.	737,730	84,595,499
		3,124,857,001

Equity Real Estate Investment Trusts (REITs) 2.5%
Alexandria Real Estate Equities, Inc.	300,699	37,340,802
American Tower Corp.	890,902	182,091,460
AvalonBay Communities, Inc.	267,875	48,316,614
Boston Properties, Inc.	272,238	14,526,620
Camden Property Trust	210,436	23,158,482
Crown Castle, Inc.	828,632	101,996,313
Digital Realty Trust, Inc.	550,296	54,561,848
Equinix, Inc.	177,058	128,204,157
Equity Residential	652,944	41,298,708
Essex Property Trust, Inc.	123,170	27,064,144
Extra Space Storage, Inc.	256,012	38,924,064
Federal Realty Investment Trust	139,223	13,767,762
Healthpeak Properties, Inc.	1,044,447	22,946,500
Host Hotels & Resorts, Inc.	1,369,854	22,150,539
Invitation Homes, Inc.	1,110,540	37,058,720
Iron Mountain, Inc.	557,940	30,820,606
Kimco Realty Corp.	1,179,636	22,637,215
Mid-America Apartment Communities, Inc.	221,312	34,037,786
Prologis, Inc.	1,766,233	221,220,683
Public Storage	302,546	89,199,637
Realty Income Corp.	1,201,090	75,476,495
Regency Centers Corp.	295,063	18,125,720
SBA Communications Corp.	206,692	53,923,876
Simon Property Group, Inc.	624,726	70,793,950
UDR, Inc.	590,696	24,413,466
Ventas, Inc.	766,616	36,835,899
VICI Properties, Inc.	1,923,155	65,271,881
Welltower, Inc.	903,205	71,551,900
Weyerhaeuser Co.	1,403,548	41,980,121
		1,649,695,968

Financial Services 7.7%
American Express Co.	1,139,018	183,769,164
Ameriprise Financial, Inc.	201,740	61,554,909
Berkshire Hathaway, Inc., Class B *	3,447,127	1,132,553,576
BlackRock, Inc.	286,546	192,329,675
Capital One Financial Corp.	729,729	71,002,632
Cboe Global Markets, Inc.	203,539	28,434,398
CME Group, Inc.	688,387	127,881,653
Discover Financial Services	511,895	52,965,776
FactSet Research Systems, Inc.	73,177	30,126,239
Fidelity National Information Services, Inc.	1,134,453	66,615,080
Fiserv, Inc. *	1,214,927	148,366,885
FleetCor Technologies, Inc. *	141,599	30,290,858
Franklin Resources, Inc.	543,303	14,603,985
Global Payments, Inc.	504,081	56,814,969
See financial notes
Schwab Equity Index Funds | Semiannual Report23

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Intercontinental Exchange, Inc.	1,069,550	116,506,081
Invesco Ltd.	868,174	14,871,821
Jack Henry & Associates, Inc.	140,272	22,912,028
MarketAxess Holdings, Inc.	71,943	22,904,493
Mastercard, Inc., Class A	1,614,290	613,478,629
Moody's Corp.	301,731	94,478,011
Morgan Stanley	2,499,811	224,907,996
MSCI, Inc.	153,093	73,859,718
Nasdaq, Inc.	649,902	35,985,074
Northern Trust Corp.	399,818	31,249,775
PayPal Holdings, Inc. *	2,164,781	164,523,356
Raymond James Financial, Inc.	370,136	33,508,412
S&P Global, Inc.	629,938	228,402,920
State Street Corp.	669,045	48,345,192
Synchrony Financial	834,979	24,640,230
T. Rowe Price Group, Inc.	429,953	48,296,620
The Bank of New York Mellon Corp.	1,406,188	59,889,547
The Charles Schwab Corp. (b)	2,900,146	151,503,627
The Goldman Sachs Group, Inc.	647,984	222,543,625
Visa, Inc., Class A	3,109,037	723,566,181
		5,153,683,135

Food, Beverage & Tobacco 3.7%
Altria Group, Inc.	3,417,189	162,350,649
Archer-Daniels-Midland Co.	1,046,956	81,746,324
Brown-Forman Corp., Class B	349,310	22,736,588
Bunge Ltd.	287,187	26,880,703
Campbell Soup Co.	382,872	20,789,950
Conagra Brands, Inc.	911,884	34,615,117
Constellation Brands, Inc., Class A	310,218	71,185,724
General Mills, Inc.	1,128,300	100,001,229
Hormel Foods Corp.	553,705	22,391,830
Kellogg Co.	491,048	34,260,419
Keurig Dr Pepper, Inc.	1,626,980	53,202,246
Lamb Weston Holdings, Inc.	274,708	30,715,101
McCormick & Co., Inc. - Non Voting Shares	478,947	42,075,494
Molson Coors Beverage Co., Class B	358,397	21,317,454
Mondelez International, Inc., Class A	2,608,428	200,118,596
Monster Beverage Corp. *	1,458,514	81,676,784
PepsiCo, Inc.	2,635,375	503,066,734
Philip Morris International, Inc.	2,966,176	296,528,615
The Coca-Cola Co.	7,447,488	477,756,355
The Hershey Co.	280,945	76,714,842
The JM Smucker Co.	204,531	31,581,632
The Kraft Heinz Co.	1,524,256	59,857,533
Tyson Foods, Inc., Class A	545,085	34,062,362
		2,485,632,281

Health Care Equipment & Services 6.1%
Abbott Laboratories	3,336,015	368,529,577
Align Technology, Inc. *	139,105	45,250,857
AmerisourceBergen Corp.	309,308	51,608,040
Baxter International, Inc.	966,109	46,064,077
Becton, Dickinson & Co.	543,171	143,565,527
Boston Scientific Corp. *	2,739,994	142,808,487
Cardinal Health, Inc.	491,808	40,377,437
Centene Corp. *	1,054,340	72,675,656
Cigna Corp.	571,418	144,734,465
CVS Health Corp.	2,457,086	180,128,975
DaVita, Inc. *	106,119	9,588,913
Dentsply Sirona, Inc.	413,725	17,347,489
DexCom, Inc. *	739,360	89,713,942
Edwards Lifesciences Corp. *	1,183,024	104,082,452
Elevance Health, Inc.	456,946	214,147,743
GE Healthcare, Inc. *	693,868	56,439,223
SECURITY	NUMBER OF SHARES	VALUE ($)
HCA Healthcare, Inc.	405,641	116,552,829
Henry Schein, Inc. *	260,280	21,033,227
Hologic, Inc. *	470,678	40,483,015
Humana, Inc.	239,109	126,844,933
IDEXX Laboratories, Inc. *	158,576	78,044,764
Insulet Corp. *	132,864	42,256,067
Intuitive Surgical, Inc. *	670,408	201,940,298
Laboratory Corp. of America Holdings	169,837	38,503,746
McKesson Corp.	262,045	95,447,271
Medtronic plc	2,545,201	231,486,031
Molina Healthcare, Inc. *	111,789	33,300,825
Quest Diagnostics, Inc.	211,837	29,405,094
ResMed, Inc.	281,323	67,787,590
STERIS plc	190,037	35,831,476
Stryker Corp.	645,039	193,285,936
Teleflex, Inc.	90,099	24,553,779
The Cooper Cos., Inc.	94,204	35,934,116
UnitedHealth Group, Inc.	1,787,726	879,722,087
Universal Health Services, Inc., Class B	123,466	18,563,113
Zimmer Biomet Holdings, Inc.	401,193	55,541,159
		4,093,580,216

Household & Personal Products 1.7%
Church & Dwight Co., Inc.	465,751	45,233,737
Colgate-Palmolive Co.	1,598,667	127,573,627
Kimberly-Clark Corp.	646,086	93,611,400
The Clorox Co.	236,482	39,166,149
The Estee Lauder Cos., Inc., Class A	443,274	109,364,561
The Procter & Gamble Co.	4,513,900	705,883,682
		1,120,833,156

Insurance 2.2%
Aflac, Inc.	1,071,798	74,865,090
American International Group, Inc.	1,423,468	75,500,743
Aon plc, Class A	392,918	127,769,075
Arch Capital Group Ltd. *	708,516	53,188,296
Arthur J. Gallagher & Co.	405,769	84,424,298
Assurant, Inc.	101,269	12,469,252
Brown & Brown, Inc.	448,762	28,895,785
Chubb Ltd.	793,830	160,004,375
Cincinnati Financial Corp.	300,650	32,001,186
Everest Re Group Ltd.	75,013	28,354,914
Globe Life, Inc.	172,445	18,713,731
Lincoln National Corp.	294,121	6,391,249
Loews Corp.	372,056	21,419,264
Marsh & McLennan Cos., Inc.	946,706	170,586,954
MetLife, Inc.	1,262,148	77,407,537
Principal Financial Group, Inc.	435,164	32,502,399
Prudential Financial, Inc.	703,610	61,214,070
The Allstate Corp.	503,767	58,316,068
The Hartford Financial Services Group, Inc.	604,253	42,895,921
The Progressive Corp.	1,118,763	152,599,273
The Travelers Cos., Inc.	442,347	80,126,736
W.R. Berkley Corp.	390,773	23,024,345
Willis Towers Watson plc	204,548	47,373,317
		1,470,043,878

Materials 2.6%
Air Products & Chemicals, Inc.	424,866	125,063,556
Albemarle Corp.	224,293	41,597,380
Amcor plc	2,849,986	31,264,346
Avery Dennison Corp.	155,219	27,082,611
Ball Corp.	599,521	31,882,527
See financial notes
24Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Celanese Corp.	190,612	20,250,619
CF Industries Holdings, Inc.	376,756	26,968,194
Corteva, Inc.	1,364,312	83,386,749
Dow, Inc.	1,349,646	73,420,742
DuPont de Nemours, Inc.	877,495	61,178,951
Eastman Chemical Co.	227,701	19,188,363
Ecolab, Inc.	474,442	79,630,345
FMC Corp.	241,381	29,829,864
Freeport-McMoRan, Inc.	2,735,089	103,687,224
International Flavors & Fragrances, Inc.	487,538	47,271,685
International Paper Co.	679,470	22,497,252
Linde plc	942,342	348,148,252
LyondellBasell Industries N.V., Class A	485,349	45,918,869
Martin Marietta Materials, Inc.	118,547	43,056,270
Newmont Corp.	1,516,803	71,896,462
Nucor Corp.	484,186	71,746,682
Packaging Corp. of America	176,567	23,882,452
PPG Industries, Inc.	449,669	63,070,574
Sealed Air Corp.	276,641	13,276,002
Steel Dynamics, Inc.	318,930	33,152,774
The Mosaic Co.	652,960	27,979,336
The Sherwin-Williams Co.	451,205	107,179,236
Vulcan Materials Co.	254,608	44,586,953
Westrock Co.	485,749	14,538,468
		1,732,632,738

Media & Entertainment 7.2%
Activision Blizzard, Inc. *	1,362,798	105,903,033
Alphabet, Inc., Class A *	11,395,978	1,223,244,279
Alphabet, Inc., Class C *	9,934,473	1,075,108,668
Charter Communications, Inc., Class A *	201,604	74,331,395
Comcast Corp., Class A	8,049,549	333,009,842
DISH Network Corp., Class A *	474,787	3,565,650
Electronic Arts, Inc.	499,000	63,512,720
Fox Corp., Class A	569,236	18,932,789
Fox Corp., Class B	260,050	7,941,927
Live Nation Entertainment, Inc. *	272,293	18,456,020
Match Group, Inc. *	533,675	19,692,607
Meta Platforms, Inc., Class A *	4,258,736	1,023,459,436
Netflix, Inc. *	852,129	281,142,921
News Corp., Class A	727,820	12,816,910
News Corp., Class B	225,271	3,998,560
Omnicom Group, Inc.	388,038	35,144,602
Paramount Global, Class B	967,466	22,570,982
Take-Two Interactive Software, Inc. *	302,664	37,618,109
The Interpublic Group of Cos., Inc.	743,711	26,572,794
The Walt Disney Co. *	3,495,581	358,297,052
Warner Bros Discovery, Inc. *	4,231,709	57,593,559
		4,802,913,855

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
AbbVie, Inc.	3,383,752	511,352,602
Agilent Technologies, Inc.	566,759	76,756,171
Amgen, Inc.	1,021,696	244,941,399
Biogen, Inc. *	275,784	83,901,766
Bio-Rad Laboratories, Inc., Class A *	41,417	18,670,369
Bio-Techne Corp.	300,182	23,978,538
Bristol-Myers Squibb Co.	4,068,404	271,647,335
Catalent, Inc. *	345,149	17,298,868
Charles River Laboratories International, Inc. *	96,985	18,438,788
Danaher Corp.	1,254,146	297,119,729
Eli Lilly & Co.	1,508,977	597,343,635
SECURITY	NUMBER OF SHARES	VALUE ($)
Gilead Sciences, Inc.	2,385,785	196,135,385
Illumina, Inc. *	300,682	61,808,192
Incyte Corp. *	352,992	26,266,135
IQVIA Holdings, Inc. *	355,821	66,976,187
Johnson & Johnson	5,002,595	818,924,802
Merck & Co., Inc.	4,851,093	560,155,709
Mettler-Toledo International, Inc. *	42,297	63,085,976
Moderna, Inc. *	632,169	84,008,938
Organon & Co.	484,333	11,929,122
PerkinElmer, Inc.	241,735	31,544,000
Pfizer, Inc.	10,740,820	417,710,490
Regeneron Pharmaceuticals, Inc. *	205,696	164,924,996
Thermo Fisher Scientific, Inc.	750,405	416,399,735
Vertex Pharmaceuticals, Inc. *	491,890	167,601,680
Viatris, Inc.	2,315,383	21,602,523
Waters Corp. *	113,511	34,094,164
West Pharmaceutical Services, Inc.	141,584	51,145,804
Zoetis, Inc.	891,757	156,753,045
		5,512,516,083

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	603,636	46,274,736

Semiconductors & Semiconductor Equipment 6.0%
Advanced Micro Devices, Inc. *	3,085,071	275,712,795
Analog Devices, Inc.	969,695	174,428,737
Applied Materials, Inc.	1,612,986	182,315,808
Broadcom, Inc.	799,558	500,923,087
Enphase Energy, Inc. *	260,314	42,743,559
First Solar, Inc. *	189,745	34,643,642
Intel Corp.	7,915,828	245,865,618
KLA Corp.	264,955	102,415,706
Lam Research Corp.	258,167	135,300,161
Microchip Technology, Inc.	1,047,983	76,492,279
Micron Technology, Inc.	2,087,870	134,375,313
Monolithic Power Systems, Inc.	85,451	39,475,798
NVIDIA Corp.	4,706,875	1,306,110,744
NXP Semiconductors N.V.	495,991	81,213,566
ON Semiconductor Corp. *	826,562	59,479,402
Qorvo, Inc. *	190,476	17,539,030
QUALCOMM, Inc.	2,133,442	249,186,026
Skyworks Solutions, Inc.	305,045	32,304,265
SolarEdge Technologies, Inc. *	107,122	30,597,257
Teradyne, Inc.	297,661	27,200,262
Texas Instruments, Inc.	1,733,876	289,904,067
		4,038,227,122

Software & Services 10.7%
Accenture plc, Class A	1,204,868	337,712,452
Adobe, Inc. *	875,970	330,731,233
Akamai Technologies, Inc. *	300,595	24,639,772
ANSYS, Inc. *	166,512	52,271,447
Autodesk, Inc. *	413,187	80,484,696
Cadence Design Systems, Inc. *	524,846	109,928,995
Cognizant Technology Solutions Corp., Class A	974,894	58,210,921
DXC Technology Co. *	433,546	10,340,072
EPAM Systems, Inc. *	110,170	31,116,415
Fair Isaac Corp. *	48,028	34,961,983
Fortinet, Inc. *	1,241,417	78,271,342
Gartner, Inc. *	151,486	45,818,455
Gen Digital, Inc.	1,085,738	19,184,990
International Business Machines Corp.	1,729,851	218,670,465
Intuit, Inc.	537,520	238,632,004
See financial notes
Schwab Equity Index Funds | Semiannual Report25

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Microsoft Corp.	14,242,769	4,376,233,203
Oracle Corp.	2,940,496	278,523,781
PTC, Inc. *	203,209	25,561,660
Roper Technologies, Inc.	202,928	92,287,596
Salesforce, Inc. *	1,913,410	379,563,142
ServiceNow, Inc. *	388,442	178,458,024
Synopsys, Inc. *	291,605	108,278,768
Tyler Technologies, Inc. *	79,609	30,174,199
VeriSign, Inc. *	175,335	38,889,303
		7,178,944,918

Technology Hardware & Equipment 8.9%
Amphenol Corp., Class A	1,138,222	85,901,614
Apple Inc.	28,456,784	4,828,547,109
Arista Networks, Inc. *	472,997	75,755,200
CDW Corp.	258,783	43,887,009
Cisco Systems, Inc.	7,859,662	371,369,030
Corning, Inc.	1,454,825	48,329,287
F5, Inc. *	115,375	15,501,785
Hewlett Packard Enterprise Co.	2,449,350	35,074,692
HP, Inc.	1,656,808	49,223,766
Juniper Networks, Inc.	622,676	18,773,681
Keysight Technologies, Inc. *	341,007	49,323,252
Motorola Solutions, Inc.	319,921	93,224,978
NetApp, Inc.	411,584	25,884,518
Seagate Technology Holdings plc	367,161	21,578,052
TE Connectivity Ltd.	605,478	74,092,343
Teledyne Technologies, Inc. *	89,808	37,216,435
Trimble, Inc. *	470,943	22,181,415
Western Digital Corp. *	612,680	21,100,699
Zebra Technologies Corp., Class A *	99,003	28,515,834
		5,945,480,699

Telecommunication Services 1.1%
AT&T, Inc.	13,638,444	240,991,306
T-Mobile US, Inc. *	1,133,308	163,083,021
Verizon Communications, Inc.	8,036,875	312,071,856
		716,146,183

Transportation 1.6%
Alaska Air Group, Inc. *	245,861	10,685,119
American Airlines Group, Inc. *	1,241,354	16,932,069
C.H. Robinson Worldwide, Inc.	225,323	22,728,331
CSX Corp.	4,023,775	123,288,466
Delta Air Lines, Inc. *	1,228,412	42,146,816
Expeditors International of Washington, Inc.	304,687	34,685,568
FedEx Corp.	444,325	101,208,349
JB Hunt Transport Services, Inc.	158,222	27,734,734
Norfolk Southern Corp.	435,965	88,513,974
Old Dominion Freight Line, Inc.	173,347	55,538,645
Southwest Airlines Co.	1,135,698	34,400,292
Union Pacific Corp.	1,170,837	229,132,801
United Airlines Holdings, Inc. *	623,358	27,303,080
United Parcel Service, Inc., Class B	1,396,473	251,099,810
		1,065,398,054

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 2.9%
Alliant Energy Corp.	479,632	26,446,909
Ameren Corp.	494,102	43,960,255
American Electric Power Co., Inc.	983,791	90,921,964
American Water Works Co., Inc.	369,434	54,768,591
Atmos Energy Corp.	273,463	31,213,067
CenterPoint Energy, Inc.	1,205,088	36,719,031
CMS Energy Corp.	556,154	34,626,148
Consolidated Edison, Inc.	679,276	66,888,308
Constellation Energy Corp.	626,894	48,521,596
Dominion Energy, Inc.	1,595,096	91,143,785
DTE Energy Co.	371,166	41,722,770
Duke Energy Corp.	1,473,850	145,734,288
Edison International	729,607	53,699,075
Entergy Corp.	388,988	41,847,329
Evergy, Inc.	438,485	27,234,303
Eversource Energy	667,322	51,790,860
Exelon Corp.	1,902,176	80,728,349
FirstEnergy Corp.	1,038,322	41,325,216
NextEra Energy, Inc.	3,802,113	291,355,919
NiSource, Inc.	773,846	22,023,657
NRG Energy, Inc.	439,013	15,001,074
PG&E Corp. *	3,076,496	52,638,847
Pinnacle West Capital Corp.	215,401	16,900,363
PPL Corp.	1,411,665	40,543,019
Public Service Enterprise Group, Inc.	955,147	60,365,290
Sempra Energy	601,529	93,531,744
The AES Corp.	1,278,893	30,258,608
The Southern Co.	2,083,423	153,235,762
WEC Energy Group, Inc.	603,811	58,068,504
Xcel Energy, Inc.	1,047,963	73,263,093
		1,916,477,724
Total Common Stocks (Cost $31,047,235,765)		66,670,840,282
Total Investments in Securities (Cost $31,047,235,765)		66,670,840,282

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/16/23	1,514	317,069,450	10,816,530

*	Non-income producing security.
(a)	First Republic Bank was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on May 1, 2023 and the position has subsequently been sold.
(b)	Issuer is affiliated with the fund’s investment adviser.
See financial notes
26Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2023:
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
The Charles Schwab Corp.	$226,553,277	$4,326,014	$—	$—	($79,375,664)	$151,503,627	2,900,146	$1,344,764

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$66,670,840,282	$—	$—	$66,670,840,282
Futures Contracts[2]	10,816,530	—	—	10,816,530
Total	$66,681,656,812	$—	$—	$66,681,656,812

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Equity Index Funds | Semiannual Report27

Schwab S&P 500 Index Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $96,529,934)		$151,503,627
Investments in securities, at value - unaffiliated (cost $30,950,705,831)		66,519,336,655
Cash		260,245,894
Deposit with broker for futures contracts		20,988,000
Receivables:
Dividends		53,221,343
Fund shares sold		31,500,263
Variation margin on future contracts	+	2,688,379
Total assets		67,039,484,161

Liabilities
Payables:
Fund shares redeemed		44,029,819
Investment adviser fees	+	1,014,796
Total liabilities		45,044,615
Net assets		$66,994,439,546

Net Assets by Source
Capital received from investors		$31,702,235,117
Total distributable earnings	+	35,292,204,429
Net assets		$66,994,439,546

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$66,994,439,546		1,044,431,362		$64.14

See financial notes
28Schwab Equity Index Funds | Semiannual Report

Schwab S&P 500 Index Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $137,516)		$556,408,698
Dividends received from securities - affiliated		1,344,764
Securities on loan, net	+	2,619
Total investment income		557,756,081

Expenses
Investment adviser fees		6,295,363
Proxy fees[1]	+	29,036
Total expenses	–	6,324,399
Net investment income		551,431,682

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(182,868,741)
Net realized gains on futures contracts	+	13,873,095
Net realized losses		(168,995,646)
Net change in unrealized appreciation (depreciation) on securities - affiliated		(79,375,664)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		4,980,179,917
Net change in unrealized appreciation (depreciation) on futures contracts	+	2,742,550
Net change in unrealized appreciation (depreciation)	+	4,903,546,803
Net realized and unrealized gains		4,734,551,157
Increase in net assets resulting from operations		$5,285,982,839

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
Schwab Equity Index Funds | Semiannual Report29

Schwab S&P 500 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$551,431,682	$966,947,258
Net realized losses		(168,995,646)	(162,413,170)
Net change in unrealized appreciation (depreciation)	+	4,903,546,803	(11,097,236,764)
Increase (decrease) in net assets resulting from operations		$5,285,982,839	($10,292,702,676 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($999,828,367 )	($892,809,698 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		80,057,851	$4,902,882,666	210,459,089	$13,861,852,248
Shares reinvested		13,335,793	802,281,368	10,113,772	728,899,804
Shares redeemed	+	(66,459,485)	(4,065,222,754)	(149,593,128)	(9,738,121,330)
Net transactions in fund shares		26,934,159	$1,639,941,280	70,979,733	$4,852,630,722

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,017,497,203	$61,068,343,794	946,517,470	$67,401,225,446
Total increase (decrease)	+	26,934,159	5,926,095,752	70,979,733	(6,332,881,652)
End of period		1,044,431,362	$66,994,439,546	1,017,497,203	$61,068,343,794
See financial notes
30Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$84.03	$102.69	$73.73	$68.68	$64.19	$62.61
Income (loss) from investment operations:
Net investment income (loss)[1]	0.72	1.29	1.24	1.38	1.38	1.18
Net realized and unrealized gains (losses)	5.86	(18.14)	30.02	5.81	6.73	3.05
Total from investment operations	6.58	(16.85)	31.26	7.19	8.11	4.23
Less distributions:
Distributions from net investment income	(1.32)	(1.23)	(1.42)	(1.29)	(1.28)	(1.10)
Distributions from net realized gains	—	(0.58)	(0.88)	(0.85)	(2.34)	(1.55)
Total distributions	(1.32)	(1.81)	(2.30)	(2.14)	(3.62)	(2.65)
Net asset value at end of period	$89.29	$84.03	$102.69	$73.73	$68.68	$64.19
Total return	7.93%[2]	(16.73%)	43.16%	10.60%	14.20%	6.84%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%[3]	0.05%[4]	0.05%	0.05%	0.05%	0.05%
Net investment income (loss)	1.70%[3]	1.40%	1.36%	1.97%	2.15%	1.82%
Portfolio turnover rate	1%[2,5]	2%[5]	5%[5]	4%	5%	4%
Net assets, end of period (x 1,000,000)	$12,658	$11,888	$14,222	$9,774	$9,346	$7,909

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
Schwab Equity Index Funds | Semiannual Report31

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.6%
Aptiv plc *	88,823	9,136,334
Autoliv, Inc.	25,473	2,185,838
BorgWarner, Inc.	77,100	3,710,823
Ford Motor Co.	1,283,467	15,247,588
General Motors Co.	457,270	15,108,201
Gentex Corp.	76,436	2,108,869
Harley-Davidson, Inc.	43,452	1,612,069
Lear Corp.	19,329	2,467,540
Lucid Group, Inc. *(a)	209,765	1,665,534
Rivian Automotive, Inc., Class A *	179,118	2,296,293
Tesla, Inc. *	881,621	144,859,147
Thor Industries, Inc.	17,593	1,390,199
		201,788,435

Banks 3.2%
Bank of America Corp.	2,287,878	66,989,068
Bank OZK	36,194	1,292,850
BOK Financial Corp.	9,558	801,629
Cadence Bank	59,396	1,200,987
Citigroup, Inc.	635,014	29,890,109
Citizens Financial Group, Inc.	161,644	5,001,265
Comerica, Inc.	42,709	1,852,289
Commerce Bancshares, Inc.	37,391	2,088,287
Cullen/Frost Bankers, Inc.	21,276	2,345,679
East West Bancorp, Inc.	46,013	2,378,412
F.N.B. Corp.	118,454	1,359,852
Fifth Third Bancorp	224,092	5,871,210
First Citizens BancShares, Inc., Class A	3,889	3,916,923
First Financial Bankshares, Inc.	43,280	1,266,373
First Horizon Corp.	175,717	3,083,833
First Interstate BancSystem, Inc., Class A	28,971	741,368
First Republic Bank (b)	60,910	213,794
Glacier Bancorp, Inc.	36,125	1,200,434
Home BancShares, Inc.	62,038	1,350,567
Huntington Bancshares, Inc.	472,136	5,287,923
JPMorgan Chase & Co.	961,520	132,920,525
KeyCorp	305,853	3,443,905
M&T Bank Corp.	55,502	6,982,152
New York Community Bancorp, Inc.	222,927	2,383,090
Old National Bancorp	95,535	1,281,124
Pinnacle Financial Partners, Inc.	25,092	1,360,739
Popular, Inc.	23,499	1,410,175
Prosperity Bancshares, Inc.	29,960	1,876,095
Regions Financial Corp.	307,269	5,610,732
ServisFirst Bancshares, Inc.	15,982	807,091
SouthState Corp.	24,727	1,705,669
Synovus Financial Corp.	47,902	1,475,382
The PNC Financial Services Group, Inc.	131,379	17,112,115
Truist Financial Corp.	435,007	14,172,528
U.S. Bancorp	456,732	15,656,773
SECURITY	NUMBER OF SHARES	VALUE ($)
UMB Financial Corp.	14,165	901,036
United Bankshares, Inc.	43,908	1,454,672
Valley National Bancorp	137,143	1,286,401
Webster Financial Corp.	57,017	2,126,734
Wells Fargo & Co.	1,249,112	49,652,202
Western Alliance Bancorp	35,470	1,316,646
Wintrust Financial Corp.	19,780	1,352,359
Zions Bancorp NA	49,006	1,365,307
		405,786,304

Capital Goods 6.0%
3M Co.	180,639	19,187,475
A.O. Smith Corp.	41,769	2,852,405
Acuity Brands, Inc.	10,540	1,658,785
Advanced Drainage Systems, Inc.	20,498	1,757,089
AECOM	45,704	3,795,717
AGCO Corp.	20,208	2,504,580
Allegion plc	28,759	3,177,294
AMETEK, Inc.	75,264	10,381,164
Axon Enterprise, Inc. *	22,212	4,680,291
Bloom Energy Corp., Class A *	59,180	985,347
Builders FirstSource, Inc. *	48,163	4,564,407
BWX Technologies, Inc.	29,879	1,929,586
Carlisle Cos., Inc.	17,041	3,678,300
Carrier Global Corp.	273,770	11,449,061
Caterpillar, Inc.	170,595	37,326,186
ChargePoint Holdings, Inc. *(a)	84,637	733,803
Chart Industries, Inc. *	14,010	1,864,731
Crane Co. *	15,679	1,129,986
Crane Holdings Co.	15,679	742,557
Cummins, Inc.	46,320	10,887,053
Curtiss-Wright Corp.	12,541	2,129,838
Deere & Co.	88,575	33,483,121
Donaldson Co., Inc.	40,226	2,556,362
Dover Corp.	45,743	6,685,797
Eaton Corp. plc	130,338	21,782,087
EMCOR Group, Inc.	15,551	2,659,221
Emerson Electric Co.	187,260	15,591,268
Evoqua Water Technologies Corp. *	40,365	1,996,049
Fastenal Co.	186,792	10,056,881
Fortive Corp.	115,929	7,313,961
Fortune Brands Innovations, Inc.	42,029	2,718,856
Generac Holdings, Inc. *	20,830	2,129,243
General Dynamics Corp.	73,755	16,103,667
General Electric Co.	357,113	35,343,474
Graco, Inc.	55,080	4,367,293
HEICO Corp.	13,109	2,210,702
HEICO Corp., Class A	22,829	3,064,337
Hexcel Corp.	27,397	1,974,776
Honeywell International, Inc.	218,998	43,764,560
Howmet Aerospace, Inc.	120,763	5,348,593
Hubbell, Inc.	17,590	4,737,339
Huntington Ingalls Industries, Inc.	13,066	2,634,890
IDEX Corp.	24,676	5,091,152
Illinois Tool Works, Inc.	90,909	21,994,523
Ingersoll Rand, Inc.	132,589	7,560,225
ITT, Inc.	27,189	2,295,839
See financial notes
32Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Johnson Controls International plc	225,551	13,496,972
L3Harris Technologies, Inc.	62,415	12,180,287
Lennox International, Inc.	10,668	3,007,416
Lincoln Electric Holdings, Inc.	18,886	3,169,071
Lockheed Martin Corp.	74,471	34,588,056
Masco Corp.	73,638	3,940,369
MasTec, Inc. *	19,359	1,719,273
Masterbrand, Inc. *	42,420	342,329
MDU Resources Group, Inc.	67,333	1,967,470
Nordson Corp.	17,593	3,805,542
Northrop Grumman Corp.	47,166	21,756,261
nVent Electric plc	54,686	2,292,984
Oshkosh Corp.	21,668	1,658,035
Otis Worldwide Corp.	135,845	11,587,578
Owens Corning	30,507	3,258,453
PACCAR, Inc.	171,138	12,782,297
Parker-Hannifin Corp.	42,045	13,659,580
Parsons Corp. *	10,807	470,104
Pentair plc	54,001	3,136,378
Plug Power, Inc. *(a)	172,188	1,554,858
Quanta Services, Inc.	46,771	7,934,232
Raytheon Technologies Corp.	480,326	47,984,567
RBC Bearings, Inc. *	9,507	2,158,184
Regal Rexnord Corp.	21,695	2,823,821
Rockwell Automation, Inc.	37,650	10,670,386
Sensata Technologies Holding plc	50,073	2,175,672
SiteOne Landscape Supply, Inc. *	14,826	2,190,393
Snap-on, Inc.	17,404	4,514,772
Stanley Black & Decker, Inc.	48,703	4,205,017
Sunrun, Inc. *	69,213	1,456,242
Textron, Inc.	68,403	4,578,897
The Boeing Co. *	184,344	38,118,652
The Middleby Corp. *	17,694	2,492,731
The Timken Co.	21,550	1,656,117
The Toro Co.	34,415	3,588,108
Trane Technologies plc	75,002	13,936,122
TransDigm Group, Inc.	17,008	13,011,120
Trex Co., Inc. *	35,957	1,965,410
UFP Industries, Inc.	20,143	1,581,628
United Rentals, Inc.	22,757	8,217,780
Univar Solutions, Inc. *	53,650	1,904,575
Valmont Industries, Inc.	6,963	2,023,169
Vertiv Holdings Co.	99,551	1,485,301
W.W. Grainger, Inc.	14,744	10,255,484
Watsco, Inc.	10,947	3,791,822
WESCO International, Inc.	14,563	2,097,072
Westinghouse Air Brake Technologies Corp.	59,745	5,835,294
WillScot Mobile Mini Holdings Corp. *	68,435	3,106,949
Woodward, Inc.	19,749	1,896,299
Xylem, Inc.	59,045	6,131,233
Zurn Elkay Water Solutions Corp.	47,551	1,024,724
		756,064,957

Commercial & Professional Services 1.6%
ASGN, Inc. *	16,309	1,167,561
Automatic Data Processing, Inc.	135,826	29,881,720
Booz Allen Hamilton Holding Corp.	43,342	4,148,696
Broadridge Financial Solutions, Inc.	38,671	5,623,150
CACI International, Inc., Class A *	7,688	2,408,804
Casella Waste Systems, Inc., Class A *	16,536	1,471,704
Ceridian HCM Holding, Inc. *	50,589	3,211,390
Cintas Corp.	28,308	12,901,937
Clarivate plc *	140,745	1,247,001
Clean Harbors, Inc. *	16,507	2,396,156
Concentrix Corp.	14,130	1,363,686
Copart, Inc. *	140,513	11,107,553
SECURITY	NUMBER OF SHARES	VALUE ($)
CoStar Group, Inc. *	133,143	10,245,354
Driven Brands Holdings, Inc. *	17,974	551,802
Dun & Bradstreet Holdings, Inc.	70,789	790,713
Equifax, Inc.	40,166	8,369,791
ExlService Holdings, Inc. *	10,805	1,927,396
Exponent, Inc.	16,660	1,533,553
FTI Consulting, Inc. *	11,303	2,040,191
Genpact Ltd.	55,096	2,454,527
Insperity, Inc.	11,710	1,434,007
Jacobs Solutions, Inc.	41,423	4,782,700
KBR, Inc.	44,947	2,549,843
Leidos Holdings, Inc.	44,992	4,195,954
MSA Safety, Inc.	12,118	1,572,311
Paychex, Inc.	105,154	11,552,218
Paycom Software, Inc. *	15,838	4,598,880
Paycor HCM, Inc. *	15,359	360,937
Paylocity Holding Corp. *	13,526	2,614,441
Republic Services, Inc.	67,433	9,752,160
Robert Half International, Inc.	35,475	2,589,675
Rollins, Inc.	76,416	3,228,576
Science Applications International Corp.	17,981	1,834,601
SS&C Technologies Holdings, Inc.	71,973	4,213,299
Stericycle, Inc. *	30,055	1,372,011
Tetra Tech, Inc.	17,398	2,407,361
TransUnion	63,137	4,344,457
TriNet Group, Inc. *	11,827	1,097,309
Verisk Analytics, Inc.	51,270	9,952,020
Waste Management, Inc.	121,733	20,213,765
		199,509,210

Consumer Discretionary Distribution & Retail 4.9%
Advance Auto Parts, Inc.	19,398	2,435,031
Amazon.com, Inc. *	2,922,393	308,166,342
AutoNation, Inc. *	11,128	1,465,558
AutoZone, Inc. *	6,148	16,374,030
Bath & Body Works, Inc.	74,583	2,617,863
Best Buy Co., Inc.	64,543	4,809,744
Burlington Stores, Inc. *	21,327	4,112,059
CarMax, Inc. *	51,698	3,620,411
Dick's Sporting Goods, Inc.	19,639	2,847,851
eBay, Inc.	178,362	8,281,348
Etsy, Inc. *	41,175	4,159,910
Five Below, Inc. *	18,296	3,610,899
Floor & Decor Holdings, Inc., Class A *	34,865	3,463,489
GameStop Corp., Class A *(a)	82,176	1,585,175
Genuine Parts Co.	46,264	7,786,694
Lithia Motors, Inc.	9,002	1,988,452
LKQ Corp.	83,263	4,806,773
Lowe’s Cos., Inc.	198,090	41,169,045
Macy's, Inc.	88,168	1,440,665
Murphy USA, Inc.	6,584	1,812,114
O'Reilly Automotive, Inc. *	20,433	18,743,395
Penske Automotive Group, Inc.	8,290	1,148,828
Pool Corp.	12,761	4,483,195
RH *	6,136	1,565,478
Ross Stores, Inc.	112,816	12,040,852
The Home Depot, Inc.	334,134	100,420,632
The TJX Cos., Inc.	378,486	29,832,266
Tractor Supply Co.	36,237	8,638,901
Ulta Beauty, Inc. *	16,656	9,184,618
Valvoline, Inc.	56,430	1,949,656
Williams-Sonoma, Inc.	21,755	2,633,225
		617,194,499

See financial notes
Schwab Equity Index Funds | Semiannual Report33

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Durables & Apparel 1.1%
Brunswick Corp.	23,632	2,003,757
Capri Holdings Ltd. *	41,269	1,712,664
Columbia Sportswear Co.	11,637	972,155
Crocs, Inc. *	20,274	2,507,286
D.R. Horton, Inc.	102,405	11,246,117
Deckers Outdoor Corp. *	8,666	4,153,960
Garmin Ltd.	50,164	4,924,600
Hasbro, Inc.	43,052	2,549,539
Leggett & Platt, Inc.	43,179	1,395,114
Lennar Corp., Class A	82,933	9,355,672
Lululemon Athletica, Inc. *	38,096	14,473,813
Mattel, Inc. *	115,874	2,085,732
Mohawk Industries, Inc. *	17,173	1,818,621
Newell Brands, Inc.	123,952	1,506,017
NIKE, Inc., Class B	408,346	51,745,605
NVR, Inc. *	995	5,810,800
Polaris, Inc.	17,819	1,936,034
PulteGroup, Inc.	73,758	4,952,850
Skechers U.S.A., Inc., Class A *	43,786	2,328,977
Tapestry, Inc.	77,424	3,159,673
Tempur Sealy International, Inc.	56,111	2,102,479
Toll Brothers, Inc.	33,813	2,160,989
TopBuild Corp. *	10,503	2,368,216
VF Corp.	107,903	2,536,800
Whirlpool Corp.	17,810	2,486,098
		142,293,568

Consumer Services 2.4%
ADT, Inc.	69,869	468,122
Airbnb, Inc., Class A *	130,554	15,623,397
Aramark	85,478	2,966,087
Booking Holdings, Inc. *	12,717	34,161,804
Boyd Gaming Corp.	26,184	1,817,170
Caesars Entertainment, Inc. *	70,757	3,204,585
Carnival Corp. *	327,037	3,012,011
Chipotle Mexican Grill, Inc. *	9,058	18,728,502
Choice Hotels International, Inc.	9,006	1,148,445
Churchill Downs, Inc.	10,758	3,147,038
Darden Restaurants, Inc.	39,815	6,049,093
Domino’s Pizza, Inc.	11,603	3,683,604
DoorDash, Inc., Class A *	86,026	5,263,931
DraftKings, Inc., Class A *	146,478	3,209,333
Expedia Group, Inc. *	48,473	4,554,523
H&R Block, Inc.	49,793	1,688,481
Hilton Grand Vacations, Inc. *	26,057	1,115,240
Hilton Worldwide Holdings, Inc.	87,276	12,569,489
Hyatt Hotels Corp., Class A *	15,789	1,804,683
Las Vegas Sands Corp. *	108,100	6,902,185
Light & Wonder, Inc. *	30,753	1,854,098
Marriott International, Inc., Class A	88,226	14,940,191
Marriott Vacations Worldwide Corp.	12,684	1,706,759
McDonald’s Corp.	240,101	71,009,871
MGM Resorts International	103,114	4,631,881
Norwegian Cruise Line Holdings Ltd. *	137,825	1,839,964
Penn Entertainment, Inc. *	50,993	1,519,081
Planet Fitness, Inc., Class A *	27,372	2,275,708
Royal Caribbean Cruises Ltd. *	72,189	4,723,326
Service Corp. International	50,264	3,528,030
Starbucks Corp.	376,775	43,061,615
Texas Roadhouse, Inc.	21,891	2,421,582
The Wendy's Co.	55,855	1,234,395
Vail Resorts, Inc.	13,299	3,198,675
Wyndham Hotels & Resorts, Inc.	29,117	1,986,362
Wynn Resorts Ltd. *	33,864	3,869,978
SECURITY	NUMBER OF SHARES	VALUE ($)
Yum! Brands, Inc.	91,672	12,887,250
		307,806,489

Consumer Staples Distribution & Retail 1.9%
Albertsons Cos., Inc., Class A	52,139	1,089,705
BJ's Wholesale Club Holdings, Inc. *	44,240	3,378,609
Casey's General Stores, Inc.	12,222	2,796,638
Costco Wholesale Corp.	145,447	73,191,839
Dollar General Corp.	73,243	16,220,395
Dollar Tree, Inc. *	68,218	10,485,789
Performance Food Group Co. *	51,509	3,229,099
Sysco Corp.	166,403	12,769,766
Target Corp.	150,929	23,809,050
The Kroger Co.	213,548	10,384,839
U.S. Foods Holding Corp. *	67,630	2,596,992
Walgreens Boots Alliance, Inc.	234,300	8,259,075
Walmart, Inc.	459,672	69,396,682
		237,608,478

Energy 4.6%
Antero Resources Corp. *	90,270	2,075,307
APA Corp.	105,387	3,883,511
Baker Hughes Co.	329,935	9,647,299
ChampionX Corp.	65,582	1,775,961
Cheniere Energy, Inc.	81,542	12,475,926
Chesapeake Energy Corp.	35,006	2,894,296
Chevron Corp.	583,213	98,318,048
Chord Energy Corp.	13,550	1,928,572
Civitas Resources, Inc.	16,937	1,169,500
Comstock Resources, Inc.	29,735	341,953
ConocoPhillips	400,949	41,253,643
Coterra Energy, Inc.	259,414	6,640,998
Denbury, Inc. *	16,235	1,516,024
Devon Energy Corp.	214,405	11,455,659
Diamondback Energy, Inc.	60,325	8,578,215
DTE Midstream LLC *	31,576	1,555,750
EOG Resources, Inc.	192,659	23,016,971
EQT Corp.	120,358	4,193,273
Exxon Mobil Corp.	1,350,042	159,763,970
Halliburton Co.	295,780	9,686,795
Helmerich & Payne, Inc.	34,416	1,141,235
Hess Corp.	91,057	13,208,728
HF Sinclair Corp.	43,880	1,935,547
Kinder Morgan, Inc.	649,023	11,130,744
Magnolia Oil & Gas Corp., Class A	54,893	1,159,340
Marathon Oil Corp.	207,749	5,019,216
Marathon Petroleum Corp.	148,735	18,145,670
Matador Resources Co.	36,679	1,798,371
Murphy Oil Corp.	47,728	1,752,095
New Fortress Energy, Inc.	15,611	472,857
NOV, Inc.	128,461	2,151,722
Occidental Petroleum Corp.	238,444	14,671,459
ONEOK, Inc.	146,681	9,594,404
Ovintiv, Inc.	80,419	2,901,518
PBF Energy, Inc., Class A	37,285	1,299,755
PDC Energy, Inc.	30,122	1,959,436
Phillips 66	152,672	15,114,528
Pioneer Natural Resources Co.	77,922	16,951,931
Range Resources Corp.	78,667	2,080,742
Schlumberger Ltd.	465,722	22,983,381
SM Energy Co.	40,061	1,124,913
Southwestern Energy Co. *	359,892	1,867,840
Targa Resources Corp.	74,187	5,603,344
Texas Pacific Land Corp.	2,022	2,987,808
The Williams Cos., Inc.	399,509	12,089,142
Valero Energy Corp.	126,457	14,500,824
See financial notes
34Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Vitesse Energy, Inc.	7,146	131,486
		585,949,707

Equity Real Estate Investment Trusts (REITs) 2.8%
Agree Realty Corp.	29,069	1,976,401
Alexandria Real Estate Equities, Inc.	51,632	6,411,662
American Homes 4 Rent, Class A	100,689	3,348,916
American Tower Corp.	152,635	31,197,068
Americold Realty Trust, Inc.	87,962	2,602,796
Apartment Income REIT Corp.	48,612	1,797,672
AvalonBay Communities, Inc.	45,934	8,285,116
Boston Properties, Inc.	46,543	2,483,534
Brixmor Property Group, Inc.	98,553	2,102,136
Camden Property Trust	36,082	3,970,824
Crown Castle, Inc.	141,939	17,471,272
CubeSmart	73,307	3,334,735
Digital Realty Trust, Inc.	94,270	9,346,871
EastGroup Properties, Inc.	14,218	2,368,150
Equinix, Inc.	30,336	21,965,691
Equity LifeStyle Properties, Inc.	57,652	3,972,223
Equity Residential	111,636	7,060,977
Essex Property Trust, Inc.	21,201	4,658,496
Extra Space Storage, Inc.	44,005	6,690,520
Federal Realty Investment Trust	23,936	2,367,031
First Industrial Realty Trust, Inc.	43,720	2,293,988
Gaming & Leisure Properties, Inc.	83,794	4,357,288
Healthcare Realty Trust, Inc.	124,441	2,461,443
Healthpeak Properties, Inc.	179,198	3,936,980
Host Hotels & Resorts, Inc.	233,537	3,776,293
Independence Realty Trust, Inc.	74,548	1,241,224
Invitation Homes, Inc.	190,938	6,371,601
Iron Mountain, Inc.	95,614	5,281,717
Kilroy Realty Corp.	34,076	996,382
Kimco Realty Corp.	202,431	3,884,651
Kite Realty Group Trust	71,343	1,478,227
Lamar Advertising Co., Class A	28,487	3,010,506
Life Storage, Inc.	27,888	3,747,589
Medical Properties Trust, Inc.	194,930	1,709,536
Mid-America Apartment Communities, Inc.	37,937	5,834,711
National Retail Properties, Inc.	59,488	2,587,728
National Storage Affiliates Trust	27,808	1,071,998
Omega Healthcare Investors, Inc.	76,852	2,056,560
Prologis, Inc.	302,572	37,897,143
Public Storage	51,815	15,276,616
Rayonier, Inc.	48,096	1,508,291
Realty Income Corp.	205,584	12,918,899
Regency Centers Corp.	50,290	3,089,315
Rexford Industrial Realty, Inc.	61,975	3,456,346
Ryman Hospitality Properties, Inc.	17,993	1,613,252
SBA Communications Corp.	35,399	9,235,245
Simon Property Group, Inc.	107,188	12,146,544
Spirit Realty Capital, Inc.	45,809	1,761,814
STAG Industrial, Inc.	58,921	1,995,654
Sun Communities, Inc.	40,631	5,644,865
Terreno Realty Corp.	24,145	1,487,091
UDR, Inc.	101,362	4,189,291
Ventas, Inc.	131,187	6,303,535
VICI Properties, Inc.	329,067	11,168,534
Vornado Realty Trust	53,164	797,992
Welltower, Inc.	154,924	12,273,079
Weyerhaeuser Co.	240,281	7,186,805
WP Carey, Inc.	69,070	5,124,994
		354,585,818

SECURITY	NUMBER OF SHARES	VALUE ($)
Financial Services 7.9%
Affiliated Managers Group, Inc.	12,452	1,797,820
Affirm Holdings, Inc. *	70,808	698,167
AGNC Investment Corp.	187,763	1,860,731
Ally Financial, Inc.	99,021	2,612,174
American Express Co.	195,010	31,462,913
Ameriprise Financial, Inc.	34,500	10,526,640
Annaly Capital Management, Inc.	152,678	3,050,506
Apollo Global Management, Inc.	142,694	9,045,373
Ares Management Corp., Class A	51,138	4,479,177
Berkshire Hathaway, Inc., Class B *	590,596	194,040,316
BlackRock, Inc.	49,099	32,955,249
Blackstone Mortgage Trust, Inc., Class A	57,444	1,047,779
Blackstone, Inc.	232,846	20,800,133
Block, Inc. *	176,161	10,708,827
Blue Owl Capital, Inc.	115,851	1,304,482
Capital One Financial Corp.	125,142	12,176,317
Cboe Global Markets, Inc.	34,922	4,878,603
CME Group, Inc.	117,926	21,907,113
Coinbase Global, Inc., Class A *(a)	52,288	2,812,571
Credit Acceptance Corp. *	1,984	971,168
Discover Financial Services	87,462	9,049,693
Equitable Holdings, Inc.	113,522	2,950,437
Essent Group Ltd.	35,034	1,487,894
Euronet Worldwide, Inc. *	15,367	1,701,742
FactSet Research Systems, Inc.	12,548	5,165,886
Fidelity National Information Services, Inc.	194,573	11,425,327
Fiserv, Inc. *	208,183	25,423,308
FleetCor Technologies, Inc. *	24,193	5,175,367
Franklin Resources, Inc.	93,409	2,510,834
Global Payments, Inc.	86,222	9,718,082
Interactive Brokers Group, Inc., Class A	33,618	2,617,161
Intercontinental Exchange, Inc.	183,201	19,956,085
Invesco Ltd.	148,981	2,552,045
Jack Henry & Associates, Inc.	23,877	3,900,069
Jefferies Financial Group, Inc.	59,093	1,892,749
KKR & Co., Inc.	189,199	10,040,791
LPL Financial Holdings, Inc.	26,075	5,445,503
MarketAxess Holdings, Inc.	12,378	3,940,784
Mastercard, Inc., Class A	276,577	105,107,557
MGIC Investment Corp.	96,661	1,437,349
Moody's Corp.	51,666	16,177,658
Morgan Stanley	427,956	38,503,201
Morningstar, Inc.	8,194	1,461,072
MSCI, Inc.	26,222	12,650,804
Nasdaq, Inc.	110,902	6,140,644
Northern Trust Corp.	68,382	5,344,737
OneMain Holdings, Inc.	40,268	1,545,083
PayPal Holdings, Inc. *	370,862	28,185,512
Raymond James Financial, Inc.	63,570	5,754,992
Rithm Capital Corp.	155,711	1,270,602
Robinhood Markets, Inc., Class A *	168,299	1,489,446
S&P Global, Inc.	107,841	39,100,990
SEI Investments Co.	33,605	1,979,671
SoFi Technologies, Inc. *	271,457	1,691,177
Starwood Property Trust, Inc.	100,867	1,804,511
State Street Corp.	114,351	8,263,003
Stifel Financial Corp.	34,351	2,060,029
Synchrony Financial	143,236	4,226,894
T. Rowe Price Group, Inc.	73,556	8,262,545
The Bank of New York Mellon Corp.	241,278	10,276,030
The Carlyle Group, Inc.	71,934	2,181,758
The Charles Schwab Corp. (c)	497,047	25,965,735
The Goldman Sachs Group, Inc.	111,029	38,131,800
See financial notes
Schwab Equity Index Funds | Semiannual Report35

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
The Western Union Co.	122,473	1,338,630
Toast, Inc., Class A *	101,757	1,851,977
Tradeweb Markets, Inc., Class A	36,338	2,558,559
Visa, Inc., Class A	532,661	123,966,195
Voya Financial, Inc.	31,957	2,444,071
WEX, Inc. *	14,320	2,539,652
		997,801,700

Food, Beverage & Tobacco 3.5%
Altria Group, Inc.	584,941	27,790,547
Archer-Daniels-Midland Co.	179,500	14,015,360
Brown-Forman Corp., Class B	59,695	3,885,548
Bunge Ltd.	49,012	4,587,523
Campbell Soup Co.	65,935	3,580,271
Celsius Holdings, Inc. *	13,270	1,268,214
Conagra Brands, Inc.	156,013	5,922,253
Constellation Brands, Inc., Class A	53,233	12,215,377
Darling Ingredients, Inc. *	52,371	3,119,740
Flowers Foods, Inc.	62,916	1,730,819
General Mills, Inc.	193,201	17,123,405
Hormel Foods Corp.	94,751	3,831,730
Ingredion, Inc.	21,414	2,273,524
Kellogg Co.	83,971	5,858,657
Keurig Dr Pepper, Inc.	278,982	9,122,711
Lamb Weston Holdings, Inc.	47,276	5,285,930
Lancaster Colony Corp.	6,463	1,351,543
McCormick & Co., Inc. - Non Voting Shares	81,984	7,202,294
Molson Coors Beverage Co., Class B	61,580	3,662,778
Mondelez International, Inc., Class A	446,943	34,289,467
Monster Beverage Corp. *	249,780	13,987,680
National Beverage Corp. *	7,583	376,875
PepsiCo, Inc.	451,471	86,181,299
Philip Morris International, Inc.	508,280	50,812,752
Pilgrim's Pride Corp. *	14,613	333,323
Post Holdings, Inc. *	17,763	1,607,374
Seaboard Corp.	83	327,109
The Coca-Cola Co.	1,275,821	81,843,917
The Hershey Co.	48,191	13,159,034
The JM Smucker Co.	35,041	5,410,681
The Kraft Heinz Co.	261,363	10,263,725
Tyson Foods, Inc., Class A	93,668	5,853,313
		438,274,773

Health Care Equipment & Services 6.0%
Abbott Laboratories	571,546	63,138,687
Acadia Healthcare Co., Inc. *	29,743	2,150,121
agilon health, Inc. *	64,395	1,562,867
Align Technology, Inc. *	23,766	7,731,080
AmerisourceBergen Corp.	53,197	8,875,919
AMN Healthcare Services, Inc. *	14,076	1,215,463
Baxter International, Inc.	165,431	7,887,750
Becton, Dickinson & Co.	93,069	24,599,067
Boston Scientific Corp. *	469,520	24,471,382
Cardinal Health, Inc.	84,434	6,932,031
Centene Corp. *	180,629	12,450,757
Chemed Corp.	4,872	2,685,690
Cigna Corp.	97,951	24,810,009
CVS Health Corp.	421,020	30,864,976
DaVita, Inc. *	17,879	1,615,546
Dentsply Sirona, Inc.	70,094	2,939,041
DexCom, Inc. *	126,671	15,370,259
Edwards Lifesciences Corp. *	202,665	17,830,467
Elevance Health, Inc.	78,308	36,699,044
Encompass Health Corp.	32,517	2,085,966
Envista Holdings Corp. *	54,024	2,079,384
SECURITY	NUMBER OF SHARES	VALUE ($)
GE Healthcare, Inc. *	119,177	9,693,857
Globus Medical, Inc., Class A *	25,854	1,503,152
Guardant Health, Inc. *	33,387	753,211
HCA Healthcare, Inc.	69,532	19,978,630
HealthEquity, Inc. *	27,615	1,476,022
Henry Schein, Inc. *	44,497	3,595,803
Hologic, Inc. *	80,778	6,947,716
Humana, Inc.	40,984	21,741,602
IDEXX Laboratories, Inc. *	27,152	13,363,128
Inspire Medical Systems, Inc. *	9,574	2,562,290
Insulet Corp. *	22,742	7,232,866
Intuitive Surgical, Inc. *	114,852	34,595,719
iRhythm Technologies, Inc. *	9,810	1,289,034
Laboratory Corp. of America Holdings	29,024	6,580,031
Lantheus Holdings, Inc. *	22,460	1,919,207
Masimo Corp. *	15,943	3,015,459
McKesson Corp.	44,864	16,341,263
Medtronic plc	436,040	39,657,838
Molina Healthcare, Inc. *	19,209	5,722,169
Novocure Ltd. *	29,347	1,933,967
Oak Street Health, Inc. *	37,805	1,473,261
Omnicell, Inc. *	14,509	881,712
Option Care Health, Inc. *	54,688	1,758,219
Penumbra, Inc. *	12,484	3,546,954
Premier, Inc., Class A	39,589	1,319,501
Privia Health Group, Inc. *	16,001	442,108
Quest Diagnostics, Inc.	36,402	5,052,962
QuidelOrtho Corp. *	17,421	1,567,019
R1 RCM, Inc. *	44,028	686,397
ResMed, Inc.	48,162	11,605,115
Shockwave Medical, Inc. *	11,921	3,458,997
STAAR Surgical Co. *	15,532	1,094,540
STERIS plc	32,483	6,124,670
Stryker Corp.	110,524	33,118,517
Teladoc Health, Inc. *	53,417	1,417,153
Teleflex, Inc.	15,346	4,182,092
Tenet Healthcare Corp. *	35,279	2,586,656
The Cooper Cos., Inc.	16,183	6,173,005
The Ensign Group, Inc.	18,467	1,792,961
UnitedHealth Group, Inc.	306,301	150,727,659
Universal Health Services, Inc., Class B	20,945	3,149,081
Veeva Systems, Inc., Class A *	46,219	8,276,898
Zimmer Biomet Holdings, Inc.	68,888	9,536,855
		757,870,802

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	79,931	7,762,899
Colgate-Palmolive Co.	273,848	21,853,070
Coty, Inc., Class A *	119,241	1,415,391
Kimberly-Clark Corp.	110,684	16,037,005
Olaplex Holdings, Inc. *	27,559	101,968
Reynolds Consumer Products, Inc.	17,599	493,300
The Clorox Co.	40,502	6,707,941
The Estee Lauder Cos., Inc., Class A	75,965	18,742,085
The Procter & Gamble Co.	773,254	120,921,460
		194,035,119

Insurance 2.3%
Aflac, Inc.	183,305	12,803,854
American Financial Group, Inc.	22,830	2,801,926
American International Group, Inc.	243,645	12,922,931
Aon plc, Class A	67,268	21,874,208
Arch Capital Group Ltd. *	121,356	9,110,195
Arthur J. Gallagher & Co.	69,536	14,467,660
Assurant, Inc.	17,377	2,139,630
See financial notes
36Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Axis Capital Holdings Ltd.	25,175	1,423,395
Brown & Brown, Inc.	77,191	4,970,329
Chubb Ltd.	136,083	27,428,889
Cincinnati Financial Corp.	51,449	5,476,232
CNA Financial Corp.	8,710	338,906
Erie Indemnity Co., Class A	8,271	1,797,536
Everest Re Group Ltd.	12,828	4,848,984
F&G Annuities & Life, Inc.	6,134	112,436
Fidelity National Financial, Inc.	89,665	3,182,211
First American Financial Corp.	33,953	1,956,032
Globe Life, Inc.	29,671	3,219,897
Kinsale Capital Group, Inc.	7,167	2,341,531
Lincoln National Corp.	50,488	1,097,104
Loews Corp.	63,751	3,670,145
Markel Corp. *	4,402	6,024,269
Marsh & McLennan Cos., Inc.	162,341	29,252,225
MetLife, Inc.	216,072	13,251,696
Old Republic International Corp.	90,426	2,285,065
Primerica, Inc.	12,125	2,212,934
Principal Financial Group, Inc.	74,548	5,567,990
Prudential Financial, Inc.	120,662	10,497,594
Reinsurance Group of America, Inc.	21,883	3,114,389
RenaissanceRe Holdings Ltd.	14,352	3,091,564
RLI Corp.	13,205	1,836,155
Ryan Specialty Holdings, Inc., Class A *	27,067	1,105,958
Selective Insurance Group, Inc.	19,704	1,898,086
The Allstate Corp.	86,158	9,973,650
The Hanover Insurance Group, Inc.	11,628	1,390,244
The Hartford Financial Services Group, Inc.	103,179	7,324,677
The Progressive Corp.	191,753	26,155,109
The Travelers Cos., Inc.	75,688	13,710,124
Unum Group	61,506	2,595,553
W.R. Berkley Corp.	66,741	3,932,380
Willis Towers Watson plc	34,960	8,096,736
		291,300,429

Materials 2.7%
Air Products & Chemicals, Inc.	72,807	21,431,469
Albemarle Corp.	38,445	7,130,010
Alcoa Corp.	58,364	2,167,639
Amcor plc	488,799	5,362,125
AptarGroup, Inc.	21,292	2,523,315
Ashland, Inc.	16,576	1,684,287
Avery Dennison Corp.	26,488	4,621,626
Axalta Coating Systems Ltd. *	71,862	2,268,683
Balchem Corp.	10,470	1,375,758
Ball Corp.	102,871	5,470,680
Berry Global Group, Inc.	39,968	2,310,550
Celanese Corp.	32,644	3,468,099
CF Industries Holdings, Inc.	64,149	4,591,785
Cleveland-Cliffs, Inc. *	169,109	2,600,896
Commercial Metals Co.	38,241	1,785,472
Corteva, Inc.	233,961	14,299,696
Crown Holdings, Inc.	39,283	3,369,696
Dow, Inc.	231,112	12,572,493
DuPont de Nemours, Inc.	150,109	10,465,600
Eagle Materials, Inc.	11,806	1,749,767
Eastman Chemical Co.	38,926	3,280,294
Ecolab, Inc.	81,316	13,648,078
Element Solutions, Inc.	74,082	1,344,588
FMC Corp.	41,191	5,090,384
Freeport-McMoRan, Inc.	468,709	17,768,758
Graphic Packaging Holding Co.	100,515	2,478,700
Huntsman Corp.	58,783	1,574,797
SECURITY	NUMBER OF SHARES	VALUE ($)
International Flavors & Fragrances, Inc.	83,694	8,114,970
International Paper Co.	116,535	3,858,474
Linde plc	161,423	59,637,727
Livent Corp. *	58,549	1,279,296
LyondellBasell Industries N.V., Class A	83,294	7,880,445
Martin Marietta Materials, Inc.	20,425	7,418,360
MP Materials Corp. *	30,162	653,611
Newmont Corp.	260,266	12,336,608
Nucor Corp.	82,869	12,279,528
Olin Corp.	40,373	2,236,664
Packaging Corp. of America	30,429	4,115,827
PPG Industries, Inc.	77,065	10,809,137
Reliance Steel & Aluminum Co.	19,188	4,754,786
Royal Gold, Inc.	21,480	2,844,811
RPM International, Inc.	42,304	3,470,197
Sealed Air Corp.	47,159	2,263,160
Silgan Holdings, Inc.	27,344	1,346,965
Sonoco Products Co.	32,329	1,959,784
Steel Dynamics, Inc.	54,615	5,677,229
The Chemours Co.	48,910	1,421,814
The Mosaic Co.	111,538	4,779,403
The Sherwin-Williams Co.	77,309	18,363,980
United States Steel Corp.	74,258	1,699,023
Vulcan Materials Co.	43,654	7,644,689
Westlake Corp.	11,307	1,286,511
Westrock Co.	83,492	2,498,916
		347,067,160

Media & Entertainment 6.9%
Activision Blizzard, Inc. *	233,437	18,140,389
Alphabet, Inc., Class A *	1,952,497	209,581,028
Alphabet, Inc., Class C *	1,701,864	184,175,722
AMC Entertainment Holdings, Inc., Class A (a)	170,145	935,798
Cable One, Inc.	1,583	1,200,563
Charter Communications, Inc., Class A *	34,504	12,721,625
Comcast Corp., Class A	1,378,936	57,046,582
DISH Network Corp., Class A *	82,957	623,007
Electronic Arts, Inc.	85,281	10,854,566
Endeavor Group Holdings, Inc., Class A *	57,580	1,484,412
Fox Corp., Class A	96,913	3,223,326
Fox Corp., Class B	45,671	1,394,792
Getty Images Holdings, Inc. *(a)	9,491	61,027
IAC, Inc. *	25,564	1,323,448
Liberty Broadband Corp., Class C *	39,159	3,319,900
Liberty Media Corp. - Liberty Formula One, Class C *	67,998	4,908,776
Liberty Media Corp. - Liberty SiriusXM, Class C *	50,078	1,399,179
Live Nation Entertainment, Inc. *	46,979	3,184,237
Match Group, Inc. *	92,068	3,397,309
Meta Platforms, Inc., Class A *	729,608	175,339,395
Netflix, Inc. *	145,985	48,164,831
News Corp., Class A	125,701	2,213,595
Nexstar Media Group, Inc., Class A	12,355	2,142,975
Omnicom Group, Inc.	66,312	6,005,878
Paramount Global, Class B	164,988	3,849,170
Pinterest, Inc., Class A *	194,883	4,482,309
Playtika Holding Corp. *	29,626	296,260
ROBLOX Corp., Class A *	118,784	4,228,710
Roku, Inc. *	40,107	2,254,414
Sirius XM Holdings, Inc. (a)	230,207	874,787
See financial notes
Schwab Equity Index Funds | Semiannual Report37

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Snap, Inc., Class A *	321,896	2,803,714
Take-Two Interactive Software, Inc. *	51,973	6,459,724
TEGNA, Inc.	73,064	1,249,394
The Interpublic Group of Cos., Inc.	127,538	4,556,933
The New York Times Co., Class A	53,949	2,144,473
The Trade Desk, Inc., Class A *	145,697	9,374,145
The Walt Disney Co. *	598,809	61,377,923
Warner Bros Discovery, Inc. *	724,692	9,863,058
ZoomInfo Technologies, Inc. *	88,312	1,934,916
		868,592,290

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
AbbVie, Inc.	579,731	87,608,949
Agilent Technologies, Inc.	97,035	13,141,450
Alnylam Pharmaceuticals, Inc. *	40,422	8,052,062
Amgen, Inc.	175,064	41,969,843
Apellis Pharmaceuticals, Inc. *	30,881	2,576,402
Arrowhead Pharmaceuticals, Inc. *	35,673	1,263,181
Avantor, Inc. *	220,214	4,289,769
Biogen, Inc. *	47,224	14,366,957
Biohaven Ltd. *	21,168	276,877
BioMarin Pharmaceutical, Inc. *	61,089	5,866,988
Bio-Rad Laboratories, Inc., Class A *	7,074	3,188,888
Bio-Techne Corp.	51,444	4,109,347
Blueprint Medicines Corp. *	19,591	1,000,121
Bristol-Myers Squibb Co.	696,999	46,538,623
Bruker Corp.	32,762	2,592,457
Catalent, Inc. *	59,045	2,959,335
Cerevel Therapeutics Holdings, Inc. *	20,827	604,816
Charles River Laboratories International, Inc. *	16,680	3,171,202
CRISPR Therapeutics AG *	25,451	1,245,572
Cytokinetics, Inc. *	30,754	1,150,200
Danaher Corp.	214,890	50,909,590
Elanco Animal Health, Inc. *	145,398	1,376,919
Eli Lilly & Co.	258,529	102,341,290
Exact Sciences Corp. *	58,421	3,743,033
Exelixis, Inc. *	105,582	1,932,151
Gilead Sciences, Inc.	408,828	33,609,750
Halozyme Therapeutics, Inc. *	44,145	1,418,379
Horizon Therapeutics plc *	74,189	8,246,849
Illumina, Inc. *	51,566	10,599,907
Incyte Corp. *	60,849	4,527,774
Intellia Therapeutics, Inc. *	27,044	1,020,911
Intra-Cellular Therapies, Inc. *	28,684	1,782,711
Ionis Pharmaceuticals, Inc. *	46,331	1,638,727
IQVIA Holdings, Inc. *	60,900	11,463,207
Jazz Pharmaceuticals plc *	20,757	2,915,736
Johnson & Johnson	857,030	140,295,811
Karuna Therapeutics, Inc. *	9,782	1,941,140
Medpace Holdings, Inc. *	8,180	1,637,145
Merck & Co., Inc.	831,163	95,974,392
Mettler-Toledo International, Inc. *	7,245	10,805,917
Mirati Therapeutics, Inc. *	17,059	755,884
Moderna, Inc. *	108,312	14,393,582
Natera, Inc. *	35,386	1,794,778
Neurocrine Biosciences, Inc. *	31,743	3,207,313
Organon & Co.	82,922	2,042,369
PerkinElmer, Inc.	41,513	5,417,031
Perrigo Co., plc	43,910	1,633,013
Pfizer, Inc.	1,840,100	71,561,489
Regeneron Pharmaceuticals, Inc. *	35,244	28,258,287
Repligen Corp. *	16,872	2,558,301
Royalty Pharma plc, Class A	121,493	4,270,479
Sarepta Therapeutics, Inc. *	28,667	3,519,448
Seagen, Inc. *	44,953	8,990,600
Sotera Health Co. *	31,432	527,115
SECURITY	NUMBER OF SHARES	VALUE ($)
Syneos Health, Inc. *	33,620	1,319,921
Thermo Fisher Scientific, Inc.	128,573	71,345,158
United Therapeutics Corp. *	15,032	3,459,314
Vertex Pharmaceuticals, Inc. *	84,286	28,718,769
Viatris, Inc.	397,447	3,708,180
Waters Corp. *	19,495	5,855,518
West Pharmaceutical Services, Inc.	24,277	8,769,823
Zoetis, Inc.	152,793	26,857,954
		1,033,118,704

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	103,646	7,945,502
Jones Lang LaSalle, Inc. *	15,514	2,157,067
Zillow Group, Inc., Class C *	53,339	2,322,380
		12,424,949

Semiconductors & Semiconductor Equipment 5.7%
Advanced Micro Devices, Inc. *	528,546	47,236,156
Allegro MicroSystems, Inc. *	21,615	773,169
Amkor Technology, Inc.	32,505	727,137
Analog Devices, Inc.	166,003	29,860,620
Applied Materials, Inc.	276,146	31,212,782
Broadcom, Inc.	136,990	85,824,235
Cirrus Logic, Inc. *	18,244	1,565,153
Enphase Energy, Inc. *	44,479	7,303,452
Entegris, Inc.	49,118	3,679,921
First Solar, Inc. *	32,492	5,932,389
GLOBALFOUNDRIES, Inc. *(a)	23,469	1,379,977
Intel Corp.	1,356,191	42,123,292
KLA Corp.	45,350	17,529,589
Lam Research Corp.	44,198	23,163,288
Lattice Semiconductor Corp. *	44,991	3,585,783
Marvell Technology, Inc.	279,737	11,044,017
Microchip Technology, Inc.	179,295	13,086,742
Micron Technology, Inc.	357,743	23,024,339
MKS Instruments, Inc.	18,751	1,572,646
Monolithic Power Systems, Inc.	14,676	6,779,872
NVIDIA Corp.	806,399	223,767,658
NXP Semiconductors N.V.	84,989	13,916,099
ON Semiconductor Corp. *	141,660	10,193,854
Qorvo, Inc. *	32,751	3,015,712
QUALCOMM, Inc.	365,529	42,693,787
Skyworks Solutions, Inc.	52,074	5,514,637
SolarEdge Technologies, Inc. *	18,339	5,238,169
Synaptics, Inc. *	13,074	1,157,833
Teradyne, Inc.	51,002	4,660,563
Texas Instruments, Inc.	297,091	49,673,615
Universal Display Corp.	14,283	1,906,209
Wolfspeed, Inc. *	40,813	1,899,845
		721,042,540

Software & Services 11.0%
Accenture plc, Class A	206,429	57,859,984
Adobe, Inc. *	150,061	56,657,031
Akamai Technologies, Inc. *	51,731	4,240,390
Amdocs Ltd.	39,487	3,603,189
ANSYS, Inc. *	28,571	8,969,008
AppLovin Corp., Class A *	39,967	679,439
Aspen Technology, Inc. *	9,520	1,685,040
Autodesk, Inc. *	70,727	13,776,912
Bentley Systems, Inc., Class B	64,123	2,729,075
Bill.com Holdings, Inc. *	31,502	2,419,669
Black Knight, Inc. *	50,908	2,781,613
Cadence Design Systems, Inc. *	89,918	18,833,325
See financial notes
38Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CCC Intelligent Solutions Holdings, Inc. *	34,008	295,189
Cloudflare, Inc., Class A *	93,935	4,419,642
Cognizant Technology Solutions Corp., Class A	167,011	9,972,227
Crowdstrike Holdings, Inc., Class A *	71,542	8,588,617
Datadog, Inc., Class A *	81,240	5,473,951
DocuSign, Inc. *	66,010	3,263,534
Dolby Laboratories, Inc., Class A	19,628	1,642,667
DoubleVerify Holdings, Inc. *	28,645	842,736
Dropbox, Inc., Class A *	88,515	1,800,395
DXC Technology Co. *	75,061	1,790,205
Dynatrace, Inc. *	71,321	3,015,452
Elastic N.V. *	25,696	1,471,096
EPAM Systems, Inc. *	18,793	5,307,895
Fair Isaac Corp. *	8,249	6,004,860
Five9, Inc. *	22,880	1,483,539
Fortinet, Inc. *	212,548	13,401,151
Gartner, Inc. *	25,862	7,822,221
Gen Digital, Inc.	186,508	3,295,596
GoDaddy, Inc., Class A *	50,797	3,844,317
Guidewire Software, Inc. *	26,940	2,052,559
HubSpot, Inc. *	15,962	6,719,204
Informatica, Inc., Class A *	12,317	190,421
International Business Machines Corp.	296,378	37,465,143
Intuit, Inc.	92,056	40,868,261
Manhattan Associates, Inc. *	20,485	3,393,955
Microsoft Corp.	2,440,086	749,740,824
MongoDB, Inc. *	22,712	5,449,972
NCR Corp. *	44,759	997,678
Nutanix, Inc., Class A *	74,972	1,797,829
Okta, Inc. *	50,233	3,442,467
Oracle Corp.	503,784	47,718,420
Palantir Technologies, Inc., Class A *	575,609	4,460,970
Palo Alto Networks, Inc. *	99,113	18,084,158
Procore Technologies, Inc. *	22,874	1,221,700
PTC, Inc. *	34,889	4,388,687
Qualys, Inc. *	11,402	1,287,742
Roper Technologies, Inc.	34,758	15,807,243
Salesforce, Inc. *	327,795	65,024,694
SentinelOne, Inc., Class A *	71,994	1,156,944
ServiceNow, Inc. *	66,541	30,570,266
Smartsheet, Inc., Class A *	43,408	1,774,085
Snowflake, Inc., Class A *	93,827	13,893,902
Splunk, Inc. *	49,356	4,256,461
SPS Commerce, Inc. *	11,746	1,730,186
Synopsys, Inc. *	49,903	18,529,982
Tenable Holdings, Inc. *	37,231	1,377,175
Twilio, Inc., Class A *	57,264	3,012,659
Tyler Technologies, Inc. *	13,685	5,187,026
UiPath, Inc., Class A *	115,648	1,628,324
Unity Software, Inc. *	80,138	2,161,322
VeriSign, Inc. *	29,991	6,652,004
VMware, Inc., Class A *	68,337	8,544,175
Workday, Inc., Class A *	66,211	12,324,516
Zoom Video Communications, Inc., Class A *	70,853	4,352,500
Zscaler, Inc. *	27,960	2,519,196
		1,387,752,615

Technology Hardware & Equipment 8.3%
Amphenol Corp., Class A	194,941	14,712,197
Apple Inc.	4,875,263	827,234,626
Arista Networks, Inc. *	81,229	13,009,637
Arrow Electronics, Inc. *	19,114	2,187,215
CDW Corp.	44,407	7,530,983
SECURITY	NUMBER OF SHARES	VALUE ($)
Ciena Corp. *	49,018	2,256,789
Cisco Systems, Inc.	1,346,531	63,623,590
Cognex Corp.	56,552	2,696,965
Coherent Corp. *	45,185	1,542,616
Corning, Inc.	249,684	8,294,502
Dell Technologies, Inc., Class C	79,367	3,451,671
F5, Inc. *	19,649	2,640,040
Hewlett Packard Enterprise Co.	419,008	6,000,195
HP, Inc.	283,086	8,410,485
IPG Photonics Corp. *	10,524	1,210,049
Jabil, Inc.	43,670	3,412,810
Juniper Networks, Inc.	106,016	3,196,382
Keysight Technologies, Inc. *	58,513	8,463,320
Littelfuse, Inc.	8,104	1,963,113
Lumentum Holdings, Inc. *	22,425	1,082,006
Motorola Solutions, Inc.	54,806	15,970,468
National Instruments Corp.	42,853	2,495,330
NetApp, Inc.	70,868	4,456,888
Novanta, Inc. *	11,729	1,792,660
Pure Storage, Inc., Class A *	93,486	2,134,285
Rogers Corp. *	6,118	984,692
Seagate Technology Holdings plc	63,258	3,717,673
TD SYNNEX Corp.	13,774	1,226,437
TE Connectivity Ltd.	103,664	12,685,364
Teledyne Technologies, Inc. *	15,329	6,352,338
Trimble, Inc. *	81,027	3,816,372
Ubiquiti, Inc.	1,380	320,919
Western Digital Corp. *	104,974	3,615,305
Zebra Technologies Corp., Class A *	16,953	4,882,973
		1,047,370,895

Telecommunication Services 1.0%
AT&T, Inc.	2,337,051	41,295,691
Frontier Communications Parent, Inc. *	72,723	1,639,176
Iridium Communications, Inc.	41,346	2,624,231
Liberty Global plc, Class C *	84,013	1,708,825
Lumen Technologies, Inc.	298,170	706,663
T-Mobile US, Inc. *	194,007	27,917,607
Verizon Communications, Inc.	1,377,039	53,470,424
		129,362,617

Transportation 1.7%
Alaska Air Group, Inc. *	41,600	1,807,936
American Airlines Group, Inc. *	212,130	2,893,453
Avis Budget Group, Inc. *	8,201	1,448,871
C.H. Robinson Worldwide, Inc.	38,656	3,899,231
CSX Corp.	689,226	21,117,885
Delta Air Lines, Inc. *	209,843	7,199,713
Expeditors International of Washington, Inc.	52,046	5,924,917
FedEx Corp.	76,141	17,343,397
GXO Logistics, Inc. *	38,675	2,054,803
Hertz Global Holdings, Inc. *	52,882	882,072
JB Hunt Transport Services, Inc.	27,135	4,756,494
Knight-Swift Transportation Holdings, Inc.	52,573	2,960,911
Landstar System, Inc.	11,759	2,069,937
Lyft, Inc., Class A *	107,413	1,100,983
Norfolk Southern Corp.	74,610	15,148,068
Old Dominion Freight Line, Inc.	29,707	9,517,826
RXO, Inc. *	37,571	679,659
Saia, Inc. *	8,658	2,578,093
Southwest Airlines Co.	194,343	5,886,649
Uber Technologies, Inc. *	653,782	20,299,931
U-Haul Holding Co.	3,231	197,285
See financial notes
Schwab Equity Index Funds | Semiannual Report39

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
U-Haul Holding Co. - Non Voting	29,079	1,573,174
Union Pacific Corp.	200,642	39,265,639
United Airlines Holdings, Inc. *	106,874	4,681,081
United Parcel Service, Inc., Class B	239,273	43,023,678
XPO, Inc. *	37,571	1,659,887
		219,971,573

Utilities 2.8%
Alliant Energy Corp.	82,357	4,541,165
Ameren Corp.	84,798	7,544,478
American Electric Power Co., Inc.	168,452	15,568,334
American Water Works Co., Inc.	63,312	9,386,004
Atmos Energy Corp.	46,998	5,364,352
Avangrid, Inc.	23,070	928,798
Black Hills Corp.	21,135	1,379,904
CenterPoint Energy, Inc.	206,887	6,303,847
CMS Energy Corp.	95,516	5,946,826
Consolidated Edison, Inc.	116,360	11,457,969
Constellation Energy Corp.	107,262	8,302,079
Dominion Energy, Inc.	273,126	15,606,420
DTE Energy Co.	63,400	7,126,794
Duke Energy Corp.	252,396	24,956,916
Edison International	125,199	9,214,646
Entergy Corp.	66,732	7,179,029
Essential Utilities, Inc.	78,323	3,344,392
Evergy, Inc.	75,317	4,677,939
Eversource Energy	114,222	8,864,769
Exelon Corp.	325,773	13,825,806
FirstEnergy Corp.	178,364	7,098,887
Hawaiian Electric Industries, Inc.	35,479	1,391,132
IDACORP, Inc.	16,635	1,848,481
National Fuel Gas Co.	29,908	1,671,857
New Jersey Resources Corp.	32,088	1,657,024
NextEra Energy, Inc.	651,384	49,915,556
NiSource, Inc.	132,847	3,780,826
NRG Energy, Inc.	75,967	2,595,792
OGE Energy Corp.	66,118	2,482,070
ONE Gas, Inc.	17,650	1,358,167
Ormat Technologies, Inc.	17,207	1,476,533
PG&E Corp. *	526,655	9,011,067
Pinnacle West Capital Corp.	37,006	2,903,491
PNM Resources, Inc.	27,978	1,346,581
Portland General Electric Co.	28,961	1,466,006
PPL Corp.	241,008	6,921,750
Public Service Enterprise Group, Inc.	163,594	10,339,141
Sempra Energy	103,048	16,022,934
Southwest Gas Holdings, Inc.	21,304	1,193,024
The AES Corp.	218,333	5,165,759
The Southern Co.	356,836	26,245,288
SECURITY	NUMBER OF SHARES	VALUE ($)
UGI Corp.	68,361	2,316,071
Vistra Corp.	122,525	2,923,446
WEC Energy Group, Inc.	103,199	9,924,648
Xcel Energy, Inc.	179,398	12,541,714
		355,117,712
Total Common Stocks (Cost $3,259,524,977)		12,609,691,343

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% (d)	31,413,534	31,413,534
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% (d)(e)	10,297,775	10,297,775
		41,711,309
Total Short-Term Investments (Cost $41,711,309)		41,711,309
Total Investments in Securities (Cost $3,301,236,286)		12,651,402,652

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/16/23	207	43,350,975	1,869,262

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $9,986,517.
(b)	First Republic Bank was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on May 1, 2023 and the position has subsequently been sold.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2023:
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
The Charles Schwab Corp.	$39,532,015	$289,564	($244,563)	($10,324)	($13,600,957)	$25,965,735	497,047	$233,125
See financial notes
40Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$12,609,691,343	$—	$—	$12,609,691,343
Short-Term Investments[1]	41,711,309	—	—	41,711,309
Futures Contracts[2]	1,869,262	—	—	1,869,262
Total	$12,653,271,914	$—	$—	$12,653,271,914

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
Schwab Equity Index Funds | Semiannual Report41

Schwab 1000 Index Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $5,326,629)		$25,965,735
Investments in securities, at value - unaffiliated (cost $3,295,909,657) including securities on loan of $9,986,517		12,625,436,917
Cash		238,807
Deposit with broker for futures contracts		4,229,400
Receivables:
Dividends		9,756,512
Fund shares sold		6,775,514
Variation margin on future contracts		359,662
Income from securities on loan	+	131,245
Total assets		12,672,893,792

Liabilities
Collateral held for securities on loan		10,297,775
Payables:
Fund shares redeemed		3,933,060
Investment adviser fees	+	480,577
Total liabilities		14,711,412
Net assets		$12,658,182,380

Net Assets by Source
Capital received from investors		$3,304,355,373
Total distributable earnings	+	9,353,827,007
Net assets		$12,658,182,380

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$12,658,182,380		141,765,125		$89.29

See financial notes
42Schwab Equity Index Funds | Semiannual Report

Schwab 1000 Index Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $26,398)		$104,935,211
Dividends received from securities - affiliated		233,125
Securities on loan, net	+	628,116
Total investment income		105,796,452

Expenses
Investment adviser fees		3,023,904
Total expenses	–	3,023,904
Net investment income		102,772,548

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(10,324)
Net realized losses on sales of securities - unaffiliated		(12,496,156)
Net realized gains on sales of in-kind redemptions - unaffiliated		32,673,888
Net realized gains on futures contracts	+	2,733,640
Net realized gains		22,901,048
Net change in unrealized appreciation (depreciation) on securities - affiliated		(13,600,957)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		822,732,542
Net change in unrealized appreciation (depreciation) on futures contracts	+	120,689
Net change in unrealized appreciation (depreciation)	+	809,252,274
Net realized and unrealized gains		832,153,322
Increase in net assets resulting from operations		$934,925,870
See financial notes
Schwab Equity Index Funds | Semiannual Report43

Schwab 1000 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$102,772,548	$181,344,830
Net realized gains		22,901,048	24,600,426
Net change in unrealized appreciation (depreciation)	+	809,252,274	(2,588,642,760)
Increase (decrease) in net assets resulting from operations		$934,925,870	($2,382,697,504 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($187,210,509 )	($249,966,849 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,288,479	$451,033,155	15,172,044	$1,385,599,712
Shares reinvested		1,790,033	150,434,406	1,982,815	202,881,568
Shares redeemed	+	(6,780,207)	(579,104,686)	(14,187,727)	(1,289,927,639)
Net transactions in fund shares		298,305	$22,362,875	2,967,132	$298,553,641

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		141,466,820	$11,888,104,144	138,499,688	$14,222,214,856
Total increase (decrease)	+	298,305	770,078,236	2,967,132	(2,334,110,712)
End of period		141,765,125	$12,658,182,380	141,466,820	$11,888,104,144
See financial notes
44Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$29.87	$39.97	$27.18	$28.84	$30.48	$31.45
Income (loss) from investment operations:
Net investment income (loss)[1]	0.27	0.40	0.37	0.35	0.40	0.43
Net realized and unrealized gains (losses)	(1.28)	(7.31)	13.29	(0.23)	0.54	0.20
Total from investment operations	(1.01)	(6.91)	13.66	0.12	0.94	0.63
Less distributions:
Distributions from net investment income	(0.37)	(0.42)	(0.38)	(0.42)	(0.40)	(0.39)
Distributions from net realized gains	—	(2.77)	(0.49)	(1.36)	(2.18)	(1.21)
Total distributions	(0.37)	(3.19)	(0.87)	(1.78)	(2.58)	(1.60)
Net asset value at end of period	$28.49	$29.87	$39.97	$27.18	$28.84	$30.48
Total return	(3.38%)[2]	(18.53%)	50.82%	0.00%	4.95%	1.93%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[3]	0.04%[4]	0.04%	0.04%	0.04%[5]	0.05%
Net investment income (loss)	1.85%[3]	1.25%	0.98%	1.31%	1.43%	1.33%
Portfolio turnover rate	2%[2,6]	16%[6]	19%[6]	21%	14%	17%
Net assets, end of period (x 1,000,000)	$5,201	$5,372	$6,587	$3,988	$4,187	$3,874

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Effective December 20, 2018, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended 10/31/19 is a blended ratio.
[6]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
Schwab Equity Index Funds | Semiannual Report45

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 1.6%
Adient plc *	216,812	8,009,035
American Axle & Manufacturing Holdings, Inc. *	257,515	1,841,232
Canoo, Inc. *(a)	644,027	486,240
Cenntro Electric Group Ltd. *	416,026	154,263
Dana, Inc.	295,242	4,366,629
Dorman Products, Inc. *	60,227	5,189,158
Faraday Future Intelligent Electric, Inc. *	1,147,086	195,578
Fisker, Inc. *(a)	405,311	2,610,203
Fox Factory Holding Corp. *	96,887	10,741,862
Gentherm, Inc. *	75,783	4,520,456
Holley, Inc. *	116,742	281,348
LCI Industries	56,731	6,408,334
Lordstown Motors Corp., Class A *(a)	395,062	206,617
Luminar Technologies, Inc. *(a)	574,778	3,460,164
Modine Manufacturing Co. *	113,501	2,373,306
Motorcar Parts of America, Inc. *	43,056	209,683
Mullen Automotive, Inc. *(a)	2,294,493	176,447
Patrick Industries, Inc.	49,470	3,395,126
Solid Power, Inc. *(a)	304,595	691,431
Standard Motor Products, Inc.	46,196	1,663,518
Stoneridge, Inc. *	59,790	1,125,846
The Goodyear Tire & Rubber Co. *	640,678	6,836,034
Visteon Corp. *	63,537	8,919,959
Winnebago Industries, Inc.	68,009	3,954,043
Workhorse Group, Inc. *(a)	346,932	326,879
XPEL, Inc. *	49,274	3,599,959
		81,743,350

Banks 8.0%
1st Source Corp.	36,773	1,532,699
ACNB Corp.	19,118	579,849
Amalgamated Financial Corp.	40,200	654,456
Amerant Bancorp, Inc.	63,675	1,184,355
American National Bankshares, Inc.	23,896	690,355
Ameris Bancorp	151,211	5,065,568
Arrow Financial Corp.	32,179	694,745
Associated Banc-Corp.	340,825	6,076,910
Atlantic Union Bankshares Corp.	171,107	4,897,082
Axos Financial, Inc. *	131,030	5,328,990
Banc of California, Inc.	118,577	1,345,849
BancFirst Corp.	44,851	3,583,146
Bank First Corp. (a)	17,706	1,210,913
Bank of Marin Bancorp	35,570	627,099
BankUnited, Inc.	172,419	3,888,048
Bankwell Financial Group, Inc.	13,140	305,636
Banner Corp.	77,918	3,889,667
Bar Harbor Bankshares	33,556	832,189
Baycom Corp.	27,476	458,300
BCB Bancorp, Inc.	32,457	382,993
Berkshire Hills Bancorp, Inc.	97,424	2,072,208
Blue Foundry Bancorp *	57,148	549,764
Blue Ridge Bankshares, Inc.	38,550	372,778
SECURITY	NUMBER OF SHARES	VALUE ($)
Bridgewater Bancshares, Inc. *	46,300	460,685
Brookline Bancorp, Inc.	194,988	1,860,185
Business First Bancshares, Inc.	53,488	824,785
Byline Bancorp, Inc.	56,101	1,085,554
Cadence Bank	414,377	8,378,703
Cambridge Bancorp	15,650	808,322
Camden National Corp.	32,898	1,051,091
Capital Bancorp, Inc.	20,392	343,605
Capital City Bank Group, Inc.	30,718	935,670
Capitol Federal Financial, Inc.	290,781	1,802,842
Capstar Financial Holdings, Inc.	46,898	627,495
Carter Bankshares, Inc. *	54,750	703,537
Cathay General Bancorp	159,433	5,081,130
Central Pacific Financial Corp.	60,570	961,852
Citizens & Northern Corp.	34,751	663,744
City Holding Co.	33,636	3,067,267
Civista Bancshares, Inc.	35,395	561,719
CNB Financial Corp.	46,260	867,838
Coastal Financial Corp. *	24,487	887,654
Colony Bankcorp, Inc.	37,078	366,331
Columbia Financial, Inc. *	76,815	1,288,956
Community Bank System, Inc.	121,986	6,094,421
Community Trust Bancorp, Inc.	35,704	1,285,701
ConnectOne Bancorp, Inc.	84,752	1,337,387
CrossFirst Bankshares, Inc. *	101,263	1,015,668
Customers Bancorp, Inc. *	70,159	1,532,273
CVB Financial Corp.	304,627	4,560,266
Dime Community Bancshares, Inc.	74,381	1,532,249
Eagle Bancorp, Inc.	70,443	1,768,119
Eastern Bankshares, Inc.	352,232	4,103,503
Enterprise Bancorp, Inc.	21,504	620,175
Enterprise Financial Services Corp.	80,652	3,448,679
Equity Bancshares, Inc., Class A	34,611	815,089
Esquire Financial Holdings, Inc.	15,921	615,506
Farmers & Merchants Bancorp, Inc.	29,132	664,210
Farmers National Banc Corp.	80,137	936,802
FB Financial Corp.	81,876	2,409,611
Financial Institutions, Inc.	34,849	609,161
First BanCorp	412,154	4,842,809
First Bancorp/Southern Pines NC	87,644	2,697,682
First Bank	35,240	342,180
First Busey Corp.	117,454	2,135,314
First Business Financial Services, Inc.	18,275	524,310
First Commonwealth Financial Corp.	232,714	2,904,271
First Community Bankshares, Inc.	36,192	847,255
First Financial Bancorp	213,073	4,410,611
First Financial Bankshares, Inc.	296,970	8,689,342
First Financial Corp.	25,077	866,410
First Foundation, Inc.	116,107	730,313
First Guaranty Bancshares, Inc.	14,019	190,518
First Internet Bancorp	19,245	283,094
First Interstate BancSystem, Inc., Class A	204,191	5,225,248
First Merchants Corp.	130,470	3,807,115
First Mid Bancshares, Inc.	42,691	1,125,335
First Western Financial, Inc. *	17,910	318,082
Five Star Bancorp	28,683	609,801
Flushing Financial Corp.	64,164	771,893
See financial notes
46Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Fulton Financial Corp.	370,646	4,421,807
FVCBankcorp, Inc. *	33,766	324,491
German American Bancorp, Inc.	63,010	1,831,701
Glacier Bancorp, Inc.	254,012	8,440,819
Great Southern Bancorp, Inc.	21,129	1,075,044
Greene County Bancorp, Inc.	15,368	315,812
Guaranty Bancshares, Inc.	18,335	442,057
Hancock Whitney Corp.	196,927	7,191,774
Hanmi Financial Corp.	68,727	1,110,628
HarborOne Bancorp, Inc.	100,431	1,079,633
HBT Financial, Inc.	27,299	481,554
Heartland Financial USA, Inc.	93,643	3,049,016
Heritage Commerce Corp.	134,149	1,140,266
Heritage Financial Corp.	79,192	1,394,571
Hilltop Holdings, Inc.	113,955	3,534,884
Home Bancorp, Inc.	16,931	530,448
Home BancShares, Inc.	429,690	9,354,351
HomeStreet, Inc.	41,302	403,108
HomeTrust Bancshares, Inc.	33,342	695,848
Hope Bancorp, Inc.	264,870	2,410,317
Horizon Bancorp, Inc.	91,434	962,800
Independent Bank Corp.	104,669	5,861,464
Independent Bank Corp., Michigan	45,658	813,626
Independent Bank Group, Inc.	81,633	2,969,809
International Bancshares Corp.	122,491	5,226,691
John Marshall Bancorp, Inc.	26,311	479,386
Kearny Financial Corp.	136,670	1,064,659
Lakeland Bancorp, Inc.	142,145	2,038,359
Lakeland Financial Corp.	55,960	2,835,493
Live Oak Bancshares, Inc.	74,555	1,756,516
Luther Burbank Corp.	34,680	313,507
Macatawa Bank Corp.	59,374	555,147
Mercantile Bank Corp.	34,933	980,220
Metrocity Bankshares, Inc.	42,574	696,085
Metropolitan Bank Holding Corp. *	23,732	761,560
Mid Penn Bancorp, Inc.	32,575	736,846
Midland States Bancorp, Inc.	48,426	968,520
MidWestOne Financial Group, Inc.	32,448	671,674
MVB Financial Corp.	23,877	435,755
National Bank Holdings Corp., Class A	66,731	2,122,046
NBT Bancorp, Inc.	95,394	3,075,503
Nicolet Bankshares, Inc. *	27,992	1,604,222
Northeast Bank	15,200	560,120
Northfield Bancorp, Inc.	98,041	1,021,587
Northwest Bancshares, Inc.	277,163	3,240,035
OceanFirst Financial Corp.	132,429	2,118,864
OFG Bancorp	106,187	2,715,202
Old National Bancorp	670,049	8,985,357
Old Second Bancorp, Inc.	96,166	1,181,880
Origin Bancorp, Inc.	51,161	1,505,668
Orrstown Financial Services, Inc.	23,160	443,977
Pacific Premier Bancorp, Inc.	214,262	4,765,187
Park National Corp.	32,695	3,541,522
Parke Bancorp, Inc.	22,949	394,493
Pathward Financial, Inc.	62,007	2,761,172
PCB Bancorp	25,616	354,013
Peapack-Gladstone Financial Corp.	38,752	1,029,253
Peoples Bancorp, Inc.	74,377	1,938,265
Peoples Financial Services Corp.	16,144	651,410
Pioneer Bancorp, Inc. *	26,534	234,030
Preferred Bank	30,254	1,454,612
Premier Financial Corp.	80,627	1,339,214
Primis Financial Corp.	51,516	455,917
Provident Bancorp, Inc.	32,571	222,460
Provident Financial Services, Inc.	166,435	2,909,284
QCR Holdings, Inc.	36,076	1,493,546
RBB Bancorp	33,258	413,730
Red River Bancshares, Inc.	9,857	453,422
SECURITY	NUMBER OF SHARES	VALUE ($)
Renasant Corp.	124,815	3,509,798
Republic Bancorp, Inc., Class A	19,739	775,743
Republic First Bancorp, Inc. *(a)	139,989	172,186
S&T Bancorp, Inc.	89,268	2,457,548
Sandy Spring Bancorp, Inc.	99,913	2,246,044
Seacoast Banking Corp. of Florida	164,488	3,649,989
ServisFirst Bancshares, Inc.	114,612	5,787,906
Shore Bancshares, Inc.	41,039	544,998
Sierra Bancorp	31,239	512,007
Simmons First National Corp., Class A	277,838	4,642,673
SmartFinancial, Inc.	35,589	766,587
South Plains Financial, Inc.	22,662	465,251
Southern First Bancshares, Inc. *	17,474	481,933
Southern Missouri Bancorp, Inc.	17,410	631,635
Southside Bancshares, Inc.	68,727	2,180,708
SouthState Corp.	171,304	11,816,550
Stellar Bancorp, Inc.	103,335	2,370,505
Sterling Bancorp, Inc. *	39,311	213,066
Stock Yards Bancorp, Inc.	65,304	3,173,774
Summit Financial Group, Inc.	25,725	499,837
Texas Capital Bancshares, Inc. *	110,457	5,550,464
The Bancorp, Inc. *	124,752	3,980,836
The Bank of N.T. Butterfield & Son Ltd.	113,768	2,927,251
The First BanCorp, Inc.	22,394	553,132
The First Bancshares, Inc.	56,402	1,415,690
The First of Long Island Corp.	49,894	583,760
The Hingham Institution For Savings	3,344	650,609
Third Coast Bancshares, Inc. *	28,813	401,653
Tompkins Financial Corp.	31,563	1,850,223
Towne Bank	157,430	3,729,517
TriCo Bancshares	71,315	2,553,790
Triumph Financial, Inc.	52,574	2,731,745
TrustCo Bank Corp.	42,510	1,268,498
Trustmark Corp.	139,672	3,336,764
UMB Financial Corp.	100,581	6,397,957
United Bankshares, Inc.	298,329	9,883,640
United Community Banks, Inc.	242,920	6,048,708
Unity Bancorp, Inc.	16,049	371,534
Univest Financial Corp.	65,788	1,323,655
USCB Financial Holdings, Inc. *	25,544	243,179
Valley National Bancorp	984,286	9,232,603
Veritex Holdings, Inc.	120,359	2,071,378
Washington Federal, Inc.	147,738	4,142,573
Washington Trust Bancorp, Inc.	38,962	1,095,222
WesBanco, Inc.	130,544	3,475,081
West Bancorp, Inc.	37,358	643,678
Westamerica Bancorp	59,528	2,411,479
WSFS Financial Corp.	140,024	4,924,644
		416,563,205

Capital Goods 11.3%
3D Systems Corp. *	289,433	2,651,206
AAON, Inc.	100,173	9,816,954
AAR Corp. *	75,715	3,996,238
Aerojet Rocketdyne Holdings, Inc. *	181,140	10,218,107
AeroVironment, Inc. *	56,343	5,673,177
AerSale Corp. *	56,887	920,432
Alamo Group, Inc.	22,928	4,052,065
Albany International Corp., Class A	71,186	6,492,875
Allied Motion Technologies, Inc.	30,766	1,058,966
Alta Equipment Group, Inc.	47,179	667,111
Ameresco, Inc., Class A *	72,799	3,028,438
American Woodmark Corp. *	37,787	1,908,999
API Group Corp. *	472,516	10,754,464
Apogee Enterprises, Inc.	50,748	2,159,835
Applied Industrial Technologies, Inc.	87,427	11,860,347
Archer Aviation, Inc., Class A *	332,592	658,532
See financial notes
Schwab Equity Index Funds | Semiannual Report47

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Arcosa, Inc.	110,601	7,469,992
Argan, Inc.	29,352	1,180,831
Array Technologies, Inc. *	344,366	7,042,285
Astec Industries, Inc.	52,171	2,153,619
Astra Space, Inc. *	356,373	150,568
Astronics Corp. *	58,289	859,180
Atkore, Inc. *	90,006	11,370,458
AZZ, Inc.	56,063	2,115,257
Babcock & Wilcox Enterprises, Inc. *	138,376	860,699
Barnes Group, Inc.	111,589	4,690,086
Beacon Roofing Supply, Inc. *	117,296	7,058,873
Berkshire Grey, Inc. *	117,723	161,281
Blink Charging Co. *(a)	95,750	682,698
Bloom Energy Corp., Class A *	410,919	6,841,801
Blue Bird Corp. *	40,025	748,468
BlueLinx Holdings, Inc. *	20,073	1,406,314
Boise Cascade Co.	90,239	6,164,226
Brookfield Business Corp., Class A	58,936	1,087,959
Cadre Holdings, Inc.	43,306	912,024
Caesarstone Ltd.	51,397	234,370
Chart Industries, Inc. *	97,458	12,971,660
CIRCOR International, Inc. *	42,205	1,174,987
Columbus McKinnon Corp.	63,942	2,219,427
Comfort Systems USA, Inc.	80,952	12,101,514
Concrete Pumping Holdings, Inc. *	57,914	402,502
Construction Partners, Inc., Class A *	90,897	2,357,868
CSW Industrials, Inc.	33,415	4,499,998
Custom Truck One Source, Inc. *	137,168	861,415
Desktop Metal, Inc., Class A *(a)	613,076	1,348,767
Distribution Solutions Group, Inc. *	11,202	522,909
Douglas Dynamics, Inc.	51,537	1,510,549
Ducommun, Inc. *	25,405	1,270,250
DXP Enterprises, Inc. *	34,590	871,668
Dycom Industries, Inc. *	65,949	6,108,196
EMCOR Group, Inc.	107,851	18,442,521
Encore Wire Corp.	40,432	6,320,735
Energy Recovery, Inc. *	125,437	2,826,096
Energy Vault Holdings, Inc. *(a)	187,698	317,210
Enerpac Tool Group Corp.	130,558	3,102,058
EnerSys	93,176	7,730,813
Enovix Corp. *(a)	248,895	2,693,044
EnPro Industries, Inc.	47,587	4,486,026
ESCO Technologies, Inc.	58,850	5,506,594
ESS Tech, Inc. *(a)	181,832	194,560
Evoqua Water Technologies Corp. *	268,667	13,285,583
Fathom Digital Manufacturing Corp., Class A *	66,546	31,396
Federal Signal Corp.	136,393	7,007,872
Fluence Energy, Inc. *	83,915	1,515,505
Fluor Corp. *	325,030	9,445,372
Franklin Electric Co., Inc.	105,251	9,416,807
FTC Solar, Inc. *	95,474	260,644
FuelCell Energy, Inc. *	931,632	1,751,468
GATX Corp.	80,154	9,130,342
Gibraltar Industries, Inc. *	71,126	3,559,145
Global Industrial Co.	29,665	790,572
GMS, Inc. *	95,558	5,548,097
GrafTech International Ltd.	444,086	2,091,645
Granite Construction, Inc.	101,125	3,855,896
Great Lakes Dredge & Dock Corp. *	150,199	860,640
Griffon Corp.	99,420	2,828,499
H&E Equipment Services, Inc.	73,049	2,666,288
Heliogen, Inc. *	199,959	56,128
Helios Technologies, Inc.	74,390	4,473,815
Herc Holdings, Inc.	57,382	5,739,348
Hillenbrand, Inc.	158,193	7,216,765
Hillman Solutions Corp. *	306,931	2,578,220
Hudson Technologies, Inc. *	98,145	758,661
SECURITY	NUMBER OF SHARES	VALUE ($)
Hydrofarm Holdings Group, Inc. *	96,168	150,984
Hyliion Holdings Corp. *	317,318	434,726
Hyster-Yale Materials Handling, Inc.	24,771	1,304,441
Hyzon Motors, Inc. *(a)	197,533	164,268
IES Holdings, Inc. *	19,725	851,923
Insteel Industries, Inc.	42,560	1,171,677
Janus International Group, Inc. *	186,946	1,682,514
JELD-WEN Holding, Inc. *	190,240	2,431,267
John Bean Technologies Corp.	72,227	7,851,797
Kadant, Inc.	26,515	4,927,282
Kaman Corp.	64,262	1,418,262
Karat Packaging, Inc.	13,649	185,080
Kennametal, Inc.	185,931	4,826,769
Kratos Defense & Security Solutions, Inc. *	281,877	3,636,213
Lightning eMotors, Inc. *	6,620	29,459
Lindsay Corp.	25,191	3,041,561
Luxfer Holdings plc	62,118	947,300
Markforged Holding Corp. *	253,240	246,884
Masonite International Corp. *	50,726	4,636,864
Maxar Technologies, Inc.	167,951	8,854,377
McGrath RentCorp	55,376	4,921,819
Microvast Holdings, Inc. *	400,154	420,162
Miller Industries, Inc.	25,453	829,768
Momentus, Inc. *	132,048	56,794
Moog, Inc., Class A	65,363	5,889,860
MRC Global, Inc. *	189,983	1,850,434
Mueller Industries, Inc.	127,748	9,178,694
Mueller Water Products, Inc., Class A	356,454	4,776,484
MYR Group, Inc. *	37,498	4,799,369
National Presto Industries, Inc.	11,723	797,398
NEXTracker, Inc., Class A *	70,247	2,212,078
Nikola Corp. *(a)	775,263	686,495
Northwest Pipe Co. *	22,268	613,261
NOW, Inc. *	252,171	2,690,665
NuScale Power Corp. *(a)	71,295	632,387
Omega Flex, Inc.	7,424	816,714
Park Aerospace Corp.	44,466	581,615
Parsons Corp. *	76,778	3,339,843
PGT Innovations, Inc. *	131,683	3,378,986
Powell Industries, Inc.	20,801	833,288
Preformed Line Products Co.	5,689	707,029
Primoris Services Corp.	120,803	3,056,316
Proterra, Inc. *	514,424	601,876
Proto Labs, Inc. *	61,946	1,782,186
Quanex Building Products Corp.	75,862	1,448,964
RBC Bearings, Inc. *	65,145	14,788,566
Redwire Corp. *(a)	43,709	141,180
Resideo Technologies, Inc. *	330,256	5,878,557
REV Group, Inc.	74,747	802,035
Rocket Lab USA, Inc. *	494,439	1,938,201
Rush Enterprises, Inc., Class A	95,061	5,048,690
Rush Enterprises, Inc., Class B	14,982	877,646
Sarcos Technology and Robotics Corp. *	247,920	99,193
Shoals Technologies Group, Inc., Class A *	371,693	7,764,667
Simpson Manufacturing Co., Inc.	97,738	12,293,486
SPX Technologies, Inc. *	99,985	6,367,045
Standex International Corp.	26,965	3,311,572
Stem, Inc. *(a)	329,217	1,392,588
Sterling Infrastructure, Inc. *	66,783	2,465,628
SunPower Corp. *	187,224	2,475,101
Tennant Co.	42,327	3,234,629
Terex Corp.	152,279	6,790,121
Terran Orbital Corp. *(a)	92,233	164,175
Textainer Group Holdings Ltd.	98,969	3,473,812
The Gorman-Rupp Co.	51,679	1,268,719
The Greenbrier Cos., Inc.	72,900	1,928,205
See financial notes
48Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
The Manitowoc Co., Inc. *	79,269	1,212,023
The Shyft Group, Inc.	79,031	1,982,097
Thermon Group Holdings, Inc. *	75,709	1,573,233
Titan International, Inc. *	117,578	1,147,561
Titan Machinery, Inc. *	46,361	1,453,417
TPI Composites, Inc. *	83,113	1,027,277
Transcat, Inc. *	16,342	1,246,731
Trinity Industries, Inc.	187,906	4,500,349
Triton International Ltd.	133,037	10,998,169
Triumph Group, Inc. *	146,496	1,583,622
Tutor Perini Corp. *	97,112	514,694
UFP Industries, Inc.	136,563	10,722,927
V2X, Inc. *	27,657	1,194,782
Velo3D, Inc. *(a)	127,584	298,547
Veritiv Corp.	29,797	3,422,781
Vicor Corp. *	50,232	2,158,469
View, Inc. *	307,611	105,203
Virgin Galactic Holdings, Inc. *(a)	555,979	2,023,764
Wabash National Corp.	108,403	2,782,705
Watts Water Technologies, Inc., Class A	62,489	10,106,346
Xometry, Inc., Class A *	78,486	1,090,171
Xos, Inc. *	120,236	61,008
Zurn Elkay Water Solutions Corp.	283,642	6,112,485
		589,337,120

Commercial & Professional Services 3.9%
ABM Industries, Inc.	151,450	6,448,741
ACCO Brands Corp.	211,812	970,099
ACV Auctions, Inc., Class A *	268,746	3,501,760
Alight, Inc., Class A *	879,081	8,131,499
Aris Water Solution, Inc., Class A	49,508	359,923
ASGN, Inc. *	112,015	8,019,154
Barrett Business Services, Inc.	15,674	1,310,503
Brady Corp., Class A	103,078	5,260,070
BrightView Holdings, Inc. *	93,177	515,269
Casella Waste Systems, Inc., Class A *	114,016	10,147,424
CBIZ, Inc. *	107,960	5,688,412
Cimpress plc *	40,184	2,087,559
CompX International, Inc.	3,395	61,450
Conduent, Inc. *	389,228	1,366,190
CoreCivic, Inc. *	260,274	2,287,808
CRA International, Inc.	15,890	1,670,675
CSG Systems International, Inc.	70,937	3,736,961
Deluxe Corp.	98,575	1,493,411
Ennis, Inc.	57,639	1,119,926
ExlService Holdings, Inc. *	73,945	13,190,309
Exponent, Inc.	116,097	10,686,729
First Advantage Corp. *	134,161	1,725,310
Forrester Research, Inc. *	25,683	794,632
Franklin Covey Co. *	27,568	1,012,297
Harsco Corp. *	179,286	1,231,695
Healthcare Services Group, Inc.	169,675	2,648,627
Heidrick & Struggles International, Inc.	44,865	1,126,560
Heritage-Crystal Clean, Inc. *	35,991	1,258,245
HireRight Holdings Corp. *	49,173	521,234
HNI Corp.	94,211	2,447,602
Huron Consulting Group, Inc. *	45,103	3,824,283
IBEX Holdings Ltd. *	20,674	423,197
ICF International, Inc.	42,198	4,810,572
Insperity, Inc.	81,851	10,023,473
Interface, Inc.	132,193	1,036,393
KAR Auction Services, Inc. *	246,242	3,334,117
Kelly Services, Inc., Class A	77,417	1,270,413
Kforce, Inc.	45,189	2,672,477
Kimball International, Inc., Class B	82,122	1,010,922
Korn Ferry	119,608	5,743,576
LegalZoom.com, Inc. *	218,349	2,048,114
SECURITY	NUMBER OF SHARES	VALUE ($)
Li-Cycle Holdings Corp. *(a)	312,824	1,485,914
Liquidity Services, Inc. *	55,407	724,170
Matthews International Corp., Class A	68,125	2,579,894
Maximus, Inc.	138,262	11,565,616
MillerKnoll, Inc.	173,998	2,959,706
Montrose Environmental Group, Inc. *	62,713	1,910,238
NL Industries, Inc.	18,784	120,781
NV5 Global, Inc. *	30,909	2,928,010
Pitney Bowes, Inc.	396,467	1,391,599
Planet Labs PBC *	444,708	1,814,409
Quad Graphics, Inc. *	72,679	253,650
Red Violet, Inc. *	22,234	380,201
Resources Connection, Inc.	73,404	1,070,964
Skillsoft Corp. *	189,789	233,440
SP Plus Corp. *	45,945	1,569,941
Spire Global, Inc. *	285,091	199,564
Steelcase, Inc., Class A	197,975	1,583,800
Sterling Check Corp. *	54,781	615,738
The Brink's Co.	103,490	6,504,347
The GEO Group, Inc. *	271,411	2,043,725
TriNet Group, Inc. *	85,488	7,931,577
TrueBlue, Inc. *	73,535	1,114,055
TTEC Holdings, Inc.	43,165	1,470,632
UniFirst Corp.	34,181	5,594,746
Upwork, Inc. *	276,802	2,648,995
Verra Mobility Corp. *	320,168	5,426,848
Viad Corp. *	46,186	878,920
VSE Corp.	24,105	1,019,400
Willdan Group, Inc. *	27,002	395,579
		205,434,070

Consumer Discretionary Distribution & Retail 2.7%
1-800-Flowers.com, Inc., Class A *	59,037	543,731
1stdibs.com, Inc. *	53,589	201,495
Abercrombie & Fitch Co., Class A *	111,487	2,624,404
Academy Sports & Outdoors, Inc.	173,549	11,023,833
aka Brands Holding Corp. *	25,881	9,501
American Eagle Outfitters, Inc.	352,594	4,721,234
America's Car-Mart, Inc. *	13,383	1,075,859
Arko Corp.	190,966	1,596,476
Asbury Automotive Group, Inc. *	50,585	9,786,174
BARK, Inc. *	246,914	271,605
Big 5 Sporting Goods Corp. (a)	48,422	381,565
Big Lots, Inc.	64,453	579,433
Boot Barn Holdings, Inc. *	67,454	4,888,391
Build-A-Bear Workshop, Inc.	30,686	711,915
Caleres, Inc.	77,980	1,777,944
Camping World Holdings, Inc., Class A (a)	88,524	1,982,052
CarParts.com, Inc. *	117,028	554,713
Chico's FAS, Inc. *	280,749	1,414,975
Citi Trends, Inc. *	18,427	318,050
Conn's, Inc. *	29,258	139,853
ContextLogic, Inc., Class A *(a)	43,822	315,958
Designer Brands, Inc., Class A	115,297	944,282
Destination XL Group, Inc. *	131,547	577,491
Dillard's, Inc., Class A	9,113	2,719,228
Duluth Holdings, Inc., Class B *	31,550	197,503
EVgo, Inc. *(a)	156,294	936,201
Express, Inc. *	141,166	113,992
Foot Locker, Inc.	184,221	7,735,440
Franchise Group, Inc.	59,537	1,741,457
Funko, Inc., Class A *	73,195	721,703
Genesco, Inc. *	27,825	964,415
Group 1 Automotive, Inc.	32,242	7,237,684
Groupon, Inc. *(a)	48,635	174,113
GrowGeneration Corp. *	129,226	441,953
See financial notes
Schwab Equity Index Funds | Semiannual Report49

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Guess?, Inc.	70,958	1,337,558
Haverty Furniture Cos., Inc.	33,014	995,042
Hibbett, Inc.	28,901	1,570,191
JOANN, Inc. (a)	24,227	41,913
Lands' End, Inc. *	35,334	253,345
LL Flooring Holdings, Inc. *	64,553	212,379
Lulu's Fashion Lounge Holdings, Inc. *(a)	36,636	82,431
MarineMax, Inc. *	49,172	1,431,889
Monro, Inc.	71,433	3,491,645
Murphy USA, Inc.	45,978	12,654,525
National Vision Holdings, Inc. *	179,181	3,769,968
OneWater Marine, Inc., Class A *	25,915	684,156
Overstock.com, Inc. *	97,614	1,987,421
PetMed Express, Inc.	46,335	712,169
Qurate Retail, Inc., Series A *	794,032	632,526
Rent the Runway, Inc., Class A *(a)	107,476	280,512
Revolve Group, Inc. *	93,360	1,927,884
RumbleON, Inc., Class B *	24,120	164,016
Sally Beauty Holdings, Inc. *	244,478	3,478,922
Shoe Carnival, Inc.	38,545	896,171
Signet Jewelers Ltd.	102,155	7,516,565
Sleep Number Corp. *	48,923	1,103,214
Sonic Automotive, Inc., Class A	41,059	1,827,947
Sportsman's Warehouse Holdings, Inc. *	84,683	526,728
Stitch Fix, Inc., Class A *	192,091	655,030
The Aaron's Co., Inc.	69,069	922,071
The Buckle, Inc.	68,877	2,309,446
The Cato Corp., Class A	40,673	335,552
The Children's Place, Inc. *	27,314	809,587
The Container Store Group, Inc. *	72,768	224,853
The ODP Corp. *	91,592	3,957,690
The RealReal, Inc. *(a)	199,317	223,235
ThredUp, Inc., Class A *	136,833	361,239
Tile Shop Holdings, Inc. *	69,459	325,763
Tilly's, Inc., Class A *	52,758	396,213
Torrid Holdings, Inc. *(a)	32,709	111,865
TravelCenters of America, Inc. *	28,811	2,481,491
Upbound Group, Inc.	113,880	3,036,041
Urban Outfitters, Inc. *	145,636	3,940,910
Warby Parker, Inc., Class A *	190,087	2,001,616
Weyco Group, Inc.	13,788	374,206
Winmark Corp.	6,427	2,146,104
Zumiez, Inc. *	36,072	630,719
		142,247,371

Consumer Durables & Apparel 3.3%
Acushnet Holdings Corp.	76,086	3,814,191
Allbirds, Inc., Class A *(a)	217,340	271,675
AMMO, Inc. *(a)	202,352	398,633
Aterian, Inc. *(a)	145,213	114,893
Beazer Homes USA, Inc. *	68,283	1,455,111
Cavco Industries, Inc. *	19,888	5,970,775
Century Communities, Inc.	64,357	4,333,800
Clarus Corp.	66,439	646,451
Crocs, Inc. *	138,591	17,139,549
Dream Finders Homes, Inc., Class A *	48,316	736,819
Ermenegildo Zegna N.V.	136,820	1,769,083
Ethan Allen Interiors, Inc.	51,928	1,450,349
Fossil Group, Inc. *	110,605	371,633
G-III Apparel Group Ltd. *	98,337	1,543,891
GoPro, Inc., Class A *	296,432	1,268,729
Green Brick Partners, Inc. *	61,966	2,309,473
Helen of Troy Ltd. *	54,337	5,452,175
Hovnanian Enterprises, Inc., Class A *	10,964	808,814
Installed Building Products, Inc.	54,367	6,756,187
iRobot Corp. *	61,381	2,414,115
Johnson Outdoors, Inc., Class A	12,253	710,674
SECURITY	NUMBER OF SHARES	VALUE ($)
KB Home	173,185	7,588,967
Kontoor Brands, Inc.	126,895	5,731,847
Landsea Homes Corp. *	21,190	139,854
Latham Group, Inc. *	97,554	235,105
La-Z-Boy, Inc.	97,950	2,814,103
Legacy Housing Corp. *	19,950	430,920
LGI Homes, Inc. *	46,894	5,571,007
Lifetime Brands, Inc.	29,211	143,134
M.D.C. Holdings, Inc.	133,339	5,462,899
M/I Homes, Inc. *	60,758	4,109,671
Malibu Boats, Inc., Class A *	46,421	2,634,392
Marine Products Corp.	18,875	259,909
MasterCraft Boat Holdings, Inc. *	39,981	1,170,244
Meritage Homes Corp.	82,940	10,620,467
Movado Group, Inc.	34,335	879,663
Oxford Industries, Inc.	34,116	3,520,430
PLBY Group, Inc. *(a)	102,624	171,382
Purple Innovation, Inc.	142,655	423,685
Rocky Brands, Inc.	15,725	459,484
Skyline Champion Corp. *	121,840	9,036,873
Smith & Wesson Brands, Inc.	103,607	1,245,356
Snap One Holdings Corp. *	40,993	400,092
Solo Brands, Inc., Class A *	49,888	398,605
Sonos, Inc. *	291,464	6,161,549
Steven Madden Ltd.	175,778	6,159,261
Sturm, Ruger & Co., Inc.	39,465	2,271,605
Superior Group of Cos., Inc.	26,971	210,374
Taylor Morrison Home Corp. *	238,920	10,295,063
The Lovesac Co. *	31,751	834,734
Topgolf Callaway Brands Corp. *	319,543	7,084,268
Traeger, Inc. *	74,479	226,416
Tri Pointe Homes, Inc. *	230,348	6,606,381
Tupperware Brands Corp. *	99,327	124,159
Unifi, Inc. *	32,090	281,750
Universal Electronics, Inc. *	27,230	273,662
Vista Outdoor, Inc. *	127,494	3,072,605
Vizio Holding Corp., Class A *	155,359	1,331,427
Vuzix Corp. *(a)	135,620	545,192
Wolverine World Wide, Inc.	176,467	2,954,058
		171,617,613

Consumer Services 3.8%
2U, Inc. *	175,977	974,913
Accel Entertainment, Inc. *	127,448	1,127,915
Adtalem Global Education, Inc. *	102,617	4,163,172
American Public Education, Inc. *	42,144	240,221
Bally's Corp. *	81,908	1,408,818
Biglari Holdings, Inc., Class B *	1,658	287,166
BJ's Restaurants, Inc. *	51,952	1,690,518
Bloomin' Brands, Inc.	199,552	4,942,903
Bluegreen Vacations Holding Corp.	21,651	623,332
Bowlero Corp. *	67,537	988,066
Brinker International, Inc. *	99,067	3,954,755
Carriage Services, Inc.	30,365	871,779
Century Casinos, Inc. *	61,931	435,994
Chegg, Inc. *	284,292	5,111,570
Chuy's Holdings, Inc. *	41,095	1,433,394
Coursera, Inc. *	260,744	3,243,655
Cracker Barrel Old Country Store, Inc.	50,554	5,366,813
Dave & Buster's Entertainment, Inc. *	97,898	3,471,463
Denny's Corp. *	127,654	1,431,001
Dine Brands Global, Inc.	33,841	2,197,296
Duolingo, Inc. *	54,938	7,480,358
El Pollo Loco Holdings, Inc.	44,232	412,242
European Wax Center, Inc., Class A *	55,832	1,051,875
Everi Holdings, Inc. *	197,438	3,001,058
F45 Training Holdings, Inc. *	83,115	70,656
See financial notes
50Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
First Watch Restaurant Group, Inc. *	34,532	555,275
Frontdoor, Inc. *	189,108	5,173,995
Full House Resorts, Inc. *	74,720	526,029
Golden Entertainment, Inc. *	45,789	1,930,464
Graham Holdings Co., Class B	8,420	4,846,299
Hilton Grand Vacations, Inc. *	196,119	8,393,893
Inspirato, Inc. *	45,298	34,426
Inspired Entertainment, Inc. *	48,511	620,941
International Game Technology plc	224,307	6,311,999
Jack in the Box, Inc.	47,387	4,392,301
Krispy Kreme, Inc.	164,299	2,526,919
Kura Sushi USA, Inc., Class A *	10,633	732,826
Laureate Education, Inc.	306,687	3,799,852
Life Time Group Holdings, Inc. *	95,738	1,990,393
Light & Wonder, Inc. *	215,701	13,004,613
Lindblad Expeditions Holdings, Inc. *	76,136	861,098
Monarch Casino & Resort, Inc.	30,305	2,101,955
NEOGAMES S.A. *	30,179	405,908
Nerdy, Inc. *	127,336	505,524
Noodles & Co. *	92,816	458,511
OneSpaWorld Holdings Ltd. *	151,040	1,812,480
Papa John's International, Inc.	74,504	5,572,154
Perdoceo Education Corp. *	153,746	1,995,623
Portillo's, Inc., Class A *	73,046	1,579,255
RCI Hospitality Holdings, Inc.	19,737	1,478,301
Red Rock Resorts, Inc., Class A	115,851	5,653,529
Rover Group, Inc. *	212,814	964,047
Rush Street Interactive, Inc. *	138,345	430,253
Ruth's Hospitality Group, Inc.	72,622	1,173,572
Sabre Corp. *	744,855	2,979,420
SeaWorld Entertainment, Inc. *	90,775	4,870,986
Shake Shack, Inc., Class A *	85,715	4,698,039
Sonder Holdings, Inc. *(a)	425,418	174,464
Strategic Education, Inc.	51,870	4,564,560
Stride, Inc. *	95,888	4,119,348
Sweetgreen, Inc., Class A *	202,461	1,607,540
Target Hospitality Corp. *	66,362	836,825
Texas Roadhouse, Inc.	153,114	16,937,471
The Beachbody Co., Inc. *	229,991	107,314
The Cheesecake Factory, Inc.	110,480	3,722,071
The ONE Group Hospitality, Inc. *	51,276	401,491
Udemy, Inc. *	166,784	1,516,067
Universal Technical Institute, Inc. *	76,331	538,897
Vacasa, Inc., Class A *	259,087	206,389
Wingstop, Inc.	68,467	13,700,931
WW International, Inc. *	125,637	1,049,069
Xponential Fitness, Inc., Class A *	46,766	1,547,019
		199,391,269

Consumer Staples Distribution & Retail 0.6%
HF Foods Group, Inc. *	86,147	337,696
Ingles Markets, Inc., Class A	32,499	2,991,208
Natural Grocers by Vitamin Cottage, Inc.	21,758	234,769
PriceSmart, Inc.	58,586	4,316,617
Rite Aid Corp. *(a)	125,164	262,844
SpartanNash Co.	79,544	1,950,419
Sprouts Farmers Market, Inc. *	241,946	8,385,848
The Andersons, Inc.	73,143	3,269,492
The Chefs' Warehouse, Inc. *	78,017	2,594,845
United Natural Foods, Inc. *	136,252	3,715,592
Village Super Market, Inc., Class A	19,300	422,477
Weis Markets, Inc.	37,542	3,096,840
		31,578,647

SECURITY	NUMBER OF SHARES	VALUE ($)
Energy 6.4%
Aemetis, Inc. *(a)	67,039	148,827
Amplify Energy Corp. *	82,506	570,116
Arch Resources, Inc.	33,931	4,148,065
Archrock, Inc.	309,086	3,180,495
Ardmore Shipping Corp.	93,804	1,377,981
Battalion Oil Corp. *	5,513	38,811
Berry Corp.	174,603	1,333,967
Borr Drilling Ltd. *	459,706	3,194,957
Bristow Group, Inc. *	53,662	1,200,419
Cactus, Inc., Class A	142,800	5,780,544
California Resources Corp.	169,095	6,848,347
Callon Petroleum Co. *	112,553	3,730,006
Centrus Energy Corp., Class A *	24,223	709,734
ChampionX Corp.	457,344	12,384,875
Chord Energy Corp.	94,829	13,497,012
Civitas Resources, Inc.	168,352	11,624,706
Clean Energy Fuels Corp. *	386,527	1,650,470
CNX Resources Corp. *	384,092	5,964,949
Comstock Resources, Inc.	209,812	2,412,838
CONSOL Energy, Inc.	78,448	4,655,104
Crescent Energy Co., Class A	89,593	1,041,071
CVR Energy, Inc.	67,774	1,785,167
Delek US Holdings, Inc.	158,325	3,443,569
Denbury, Inc. *	114,428	10,685,287
DHT Holdings, Inc.	313,608	2,976,140
Diamond Offshore Drilling, Inc. *	230,648	2,650,145
DMC Global, Inc. *	42,680	808,359
Dorian LPG Ltd.	70,493	1,566,354
Dril-Quip, Inc. *	76,763	2,094,095
Earthstone Energy, Inc., Class A *	100,036	1,356,488
Empire Petroleum Corp. *	23,361	253,467
Energy Fuels, Inc. *(a)	357,894	2,043,575
Equitrans Midstream Corp.	940,117	4,841,603
Excelerate Energy, Inc., Class A	42,173	906,719
Expro Group Holdings N.V. *	198,079	3,939,791
FLEX LNG Ltd.	65,663	2,259,464
Frontline plc	285,244	4,412,725
Gevo, Inc. *	446,686	518,156
Golar LNG Ltd. *	230,757	5,238,184
Green Plains, Inc. *	122,733	4,193,787
Gulfport Energy Corp. *	24,997	2,261,229
Helix Energy Solutions Group, Inc. *	325,969	2,363,275
Helmerich & Payne, Inc.	234,735	7,783,813
HighPeak Energy, Inc.	15,976	315,686
International Seaways, Inc.	111,304	4,432,125
Kinetik Holdings, Inc.	38,142	1,174,774
Kosmos Energy Ltd. *	1,030,852	6,597,453
Liberty Energy, Inc.	307,636	3,940,817
Magnolia Oil & Gas Corp., Class A	398,008	8,405,929
Matador Resources Co.	257,017	12,601,543
Murphy Oil Corp.	336,478	12,352,107
Nabors Industries Ltd. *	20,659	2,060,529
NACCO Industries, Inc., Class A	9,219	332,990
Newpark Resources, Inc. *	196,002	784,008
NextDecade Corp. *	84,310	525,251
NexTier Oilfield Solutions, Inc. *	401,872	3,247,126
Noble Corp. plc *	192,567	7,404,201
Nordic American Tankers Ltd.	469,011	1,655,609
Northern Oil and Gas, Inc.	150,909	5,005,652
Oceaneering International, Inc. *	228,117	4,044,514
Oil States International, Inc. *	144,066	1,014,225
Par Pacific Holdings, Inc. *	111,389	2,609,844
Patterson-UTI Energy, Inc.	489,930	5,482,317
PBF Energy, Inc., Class A	270,317	9,423,251
Peabody Energy Corp. *	268,815	6,456,936
Permian Resources Corp.	537,119	5,612,894
See financial notes
Schwab Equity Index Funds | Semiannual Report51

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ProFrac Holding Corp., Class A *	53,130	595,056
ProPetro Holding Corp. *	199,426	1,384,016
Ranger Oil Corp., Class A	43,755	1,802,706
REX American Resources Corp. *	35,667	1,009,019
Riley Exploration Permian, Inc.	24,383	1,024,330
Ring Energy, Inc. *	218,706	395,858
RPC, Inc.	170,777	1,262,042
SandRidge Energy, Inc. *	72,751	1,030,882
Scorpio Tankers, Inc.	107,401	5,611,702
Select Energy Services, Inc., Class A	164,041	1,218,825
SFL Corp., Ltd.	263,023	2,390,879
SilverBow Resources, Inc. *	27,099	646,311
Sitio Royalties Corp., Class A	162,401	4,123,358
SM Energy Co.	276,467	7,763,193
Solaris Oilfield Infrastructure, Inc., Class A	72,814	559,211
Talos Energy, Inc. *	159,915	2,179,641
Teekay Corp. *	157,995	892,672
Teekay Tankers Ltd., Class A *	52,130	2,110,744
Tellurian, Inc. *	1,163,031	1,651,504
TETRA Technologies, Inc. *	282,649	805,550
Tidewater, Inc. *	106,411	4,791,687
Uranium Energy Corp. *	814,533	2,125,931
Ur-Energy, Inc. *	471,434	439,895
US Silica Holdings, Inc. *	168,729	2,201,913
VAALCO Energy, Inc.	241,490	1,033,577
Valaris Ltd. *	139,123	8,347,380
Vertex Energy, Inc. *	123,457	975,310
Vital Energy, Inc. *	37,784	1,758,089
W&T Offshore, Inc. *	214,702	938,248
Weatherford International plc *	161,414	10,432,187
World Fuel Services Corp.	140,314	3,317,023
		334,173,206

Equity Real Estate Investment Trusts (REITs) 5.6%
Acadia Realty Trust	212,804	2,874,982
Agree Realty Corp.	199,855	13,588,141
Alexander & Baldwin, Inc.	165,375	3,180,161
Alexander's, Inc.	4,894	910,627
American Assets Trust, Inc.	112,371	2,045,152
Apartment Investment & Management Co., Class A	342,613	2,682,660
Apple Hospitality REIT, Inc.	491,272	7,315,040
Armada Hoffler Properties, Inc.	153,631	1,800,555
Ashford Hospitality Trust, Inc. *	78,017	265,258
Bluerock Homes Trust, Inc. *	8,593	169,798
Braemar Hotels & Resorts, Inc.	145,811	554,082
Brandywine Realty Trust	386,699	1,519,727
Broadstone Net Lease, Inc.	395,099	6,388,751
BRT Apartments Corp.	27,443	475,587
CareTrust REIT, Inc.	225,656	4,398,035
CBL & Associates Properties, Inc.	60,696	1,403,898
Centerspace	34,387	1,938,739
Chatham Lodging Trust	109,785	1,124,198
City Office REIT, Inc.	88,535	515,274
Clipper Realty, Inc.	29,039	152,455
Community Healthcare Trust, Inc.	54,222	1,940,605
Corporate Office Properties Trust	257,252	5,888,498
CTO Realty Growth, Inc.	50,762	854,832
DiamondRock Hospitality Co.	479,620	3,889,718
Diversified Healthcare Trust	549,994	502,365
Easterly Government Properties, Inc.	208,446	2,932,835
Elme Communities	199,513	3,437,609
Empire State Realty Trust, Inc., Class A	303,036	1,851,550
Equity Commonwealth	239,587	4,964,243
Essential Properties Realty Trust, Inc.	320,977	7,944,181
Farmland Partners, Inc.	114,529	1,195,683
SECURITY	NUMBER OF SHARES	VALUE ($)
Four Corners Property Trust, Inc.	191,156	4,876,390
Franklin Street Properties Corp.	231,550	268,598
Getty Realty Corp.	96,421	3,213,712
Gladstone Commercial Corp.	90,103	1,075,830
Gladstone Land Corp.	73,698	1,187,275
Global Medical REIT, Inc.	139,306	1,292,760
Global Net Lease, Inc.	237,347	2,672,527
Hersha Hospitality Trust, Class A	71,030	447,489
Independence Realty Trust, Inc.	512,785	8,537,870
Indus Realty Trust, Inc.	12,044	801,769
Industrial Logistics Properties Trust	146,817	302,443
Innovative Industrial Properties, Inc.	63,482	4,351,691
InvenTrust Properties Corp.	154,594	3,486,095
Kite Realty Group Trust	497,685	10,312,033
LTC Properties, Inc.	91,270	3,052,982
LXP Industrial Trust	621,420	5,841,348
National Health Investors, Inc.	95,434	4,749,750
NETSTREIT Corp.	126,227	2,299,856
NexPoint Residential Trust, Inc.	51,541	2,212,655
Office Properties Income Trust	109,621	714,729
One Liberty Properties, Inc.	37,406	823,680
Orion Office REIT, Inc.	131,087	804,874
Outfront Media, Inc.	334,534	5,573,336
Paramount Group, Inc.	426,575	1,847,070
Pebblebrook Hotel Trust	296,264	4,215,837
Phillips Edison & Co., Inc.	267,534	8,438,022
Physicians Realty Trust	520,269	7,502,279
Piedmont Office Realty Trust, Inc., Class A	279,972	1,822,618
Plymouth Industrial REIT, Inc.	86,221	1,745,113
Postal Realty Trust, Inc., Class A	40,500	622,485
PotlatchDeltic Corp.	181,708	8,400,361
Retail Opportunity Investments Corp.	275,284	3,586,951
RLJ Lodging Trust	366,865	3,705,336
RPT Realty	192,678	1,791,905
Ryman Hospitality Properties, Inc.	122,921	11,021,097
Sabra Health Care REIT, Inc.	527,277	6,010,958
Safehold, Inc.	91,402	2,533,663
Saul Centers, Inc.	26,800	965,604
Service Properties Trust	375,674	3,294,661
SITE Centers Corp.	438,641	5,412,830
STAG Industrial, Inc.	412,053	13,956,235
Star Holdings *	29,059	469,012
Summit Hotel Properties, Inc.	238,664	1,536,996
Sunstone Hotel Investors, Inc.	484,758	4,619,744
Tanger Factory Outlet Centers, Inc.	231,670	4,543,049
Terreno Realty Corp.	184,254	11,348,204
The Macerich Co.	492,252	4,917,597
The Necessity Retail REIT, Inc.	304,349	1,676,963
UMH Properties, Inc.	120,406	1,830,171
Uniti Group, Inc.	542,130	1,854,085
Universal Health Realty Income Trust	29,244	1,272,114
Urban Edge Properties	261,130	3,830,777
Urstadt Biddle Properties, Inc., Class A	65,313	1,124,690
Veris Residential, Inc. *	196,778	3,217,320
Whitestone REIT	106,190	950,401
Xenia Hotels & Resorts, Inc.	261,252	3,307,450
		290,976,529

Financial Services 5.5%
AFC Gamma, Inc.	36,531	442,756
Alerus Financial Corp.	34,151	491,433
A-Mark Precious Metals, Inc.	42,028	1,504,602
Angel Oak Mortgage, Inc. (a)	27,502	212,590
Apollo Commercial Real Estate Finance, Inc.	320,584	3,244,310
Arbor Realty Trust, Inc. (a)	377,787	4,333,217
See financial notes
52Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ares Commercial Real Estate Corp.	118,110	1,016,927
ARMOUR Residential REIT, Inc.	370,639	1,890,259
Artisan Partners Asset Management, Inc., Class A	137,330	4,761,231
Assetmark Financial Holdings, Inc. *	49,325	1,513,291
Associated Capital Group, Inc., Class A	3,950	147,454
Atlanticus Holdings Corp. *	9,469	276,116
Avantax, Inc. *	109,027	2,766,015
AvidXchange Holdings, Inc. *	333,981	2,481,479
B. Riley Financial, Inc. (a)	47,443	1,494,455
Bakkt Holdings, Inc. *(a)	130,143	175,693
Banco Latinoamericano de Comercio Exterior S.A., Class E	62,867	1,131,606
BGC Partners, Inc., Class A	721,540	3,268,576
Blackstone Mortgage Trust, Inc., Class A	393,104	7,170,217
Bread Financial Holdings, Inc.	114,126	3,149,878
Brightsphere Investment Group, Inc.	73,944	1,669,656
BrightSpire Capital, Inc.	215,311	1,227,273
Broadmark Realty Capital, Inc.	296,624	1,456,424
Cannae Holdings, Inc. *	158,505	2,891,131
Cantaloupe, Inc. *	129,533	713,727
Cass Information Systems, Inc.	30,805	1,126,847
Chicago Atlantic Real Estate Finance, Inc.	12,008	170,033
Chimera Investment Corp.	531,468	3,018,738
Claros Mortgage Trust, Inc.	209,911	2,510,536
Cohen & Steers, Inc.	57,951	3,480,537
Compass Diversified Holdings	141,469	2,696,399
Consumer Portfolio Services, Inc. *	20,848	217,028
Curo Group Holdings Corp.	47,866	76,586
Diamond Hill Investment Group, Inc.	6,523	1,057,509
Donnelley Financial Solutions, Inc. *	58,055	2,510,879
Dynex Capital, Inc.	120,529	1,429,474
Ellington Financial, Inc.	144,877	1,850,079
Enact Holdings, Inc.	68,160	1,645,382
Encore Capital Group, Inc. *	52,926	2,719,338
Enova International, Inc. *	70,370	3,090,650
Essent Group Ltd.	240,631	10,219,599
EVERTEC, Inc.	139,562	4,841,406
EZCORP, Inc., Class A *	111,179	957,251
Federal Agricultural Mortgage Corp., Class C	20,813	2,774,165
Federated Hermes, Inc.	194,935	8,068,360
Finance Of America Cos., Inc., Class A *	85,397	139,197
FirstCash Holdings, Inc.	86,030	8,863,671
Flywire Corp. *	130,392	3,803,535
Focus Financial Partners, Inc., Class A *	132,512	6,882,673
Franklin BSP Realty Trust, Inc.	190,045	2,400,268
GCM Grosvenor, Inc., Class A	94,406	761,856
Granite Point Mortgage Trust, Inc.	117,552	525,457
Green Dot Corp., Class A *	107,223	1,843,163
Hamilton Lane, Inc., Class A	82,100	6,049,128
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	198,944	5,646,031
Home Point Capital, Inc.	19,614	38,640
Houlihan Lokey, Inc.	116,038	10,603,552
I3 Verticals, Inc., Class A *	52,950	1,231,088
International Money Express, Inc. *	71,486	1,842,909
Invesco Mortgage Capital, Inc.	80,877	858,105
Jackson Financial, Inc., Class A	170,807	6,150,760
KKR Real Estate Finance Trust, Inc.	130,406	1,400,560
Ladder Capital Corp. REIT	259,119	2,422,763
LendingClub Corp. *	241,269	1,732,311
LendingTree, Inc. *	23,882	569,108
MarketWise, Inc. *	37,407	68,829
Marqeta, Inc., Class A *	990,273	4,010,606
Merchants Bancorp	35,991	834,991
SECURITY	NUMBER OF SHARES	VALUE ($)
MFA Financial, Inc.	235,085	2,513,059
Moelis & Co., Class A	145,585	5,514,760
MoneyGram International, Inc. *	214,472	2,179,036
Moneylion, Inc. *	10,913	101,491
Mr Cooper Group, Inc. *	158,261	7,327,484
Navient Corp.	233,044	3,854,548
Nelnet, Inc., Class A	33,345	3,211,123
NerdWallet, Inc., Class A *	59,667	809,681
New York Mortgage Trust, Inc.	211,005	2,169,134
Nexpoint Real Estate Finance, Inc.	18,128	252,342
NMI Holdings, Inc., Class A *	187,106	4,378,280
Open Lending Corp., Class A *	241,253	1,696,009
Oportun Financial Corp. *	63,540	258,608
Oppenheimer Holdings, Inc., Class A	18,203	680,610
OppFi, Inc. *(a)	22,255	42,285
Orchid Island Capital, Inc.	85,033	909,853
Payoneer Global, Inc. *	503,285	2,747,936
Paysafe Ltd. *	64,437	925,305
PennyMac Financial Services, Inc.	61,072	3,816,389
PennyMac Mortgage Investment Trust	203,493	2,529,418
Perella Weinberg Partners, Class A	85,032	671,753
Piper Sandler Cos.	39,709	5,378,187
PJT Partners, Inc., Class A	53,987	3,712,686
PRA Group, Inc. *	87,919	3,188,822
Priority Technology Holdings, Inc. *	39,369	126,374
PROG Holdings, Inc. *	113,973	3,445,404
Radian Group, Inc.	359,493	8,724,895
Ready Capital Corp.	163,025	1,749,258
Redwood Trust, Inc.	260,171	1,633,874
Regional Management Corp.	17,560	469,906
Remitly Global, Inc. *	228,459	3,838,111
Repay Holdings Corp. *	201,024	1,260,420
Sculptor Capital Management, Inc.	56,257	468,621
Silvercrest Asset Management Group, Inc., Class A	22,578	422,886
StepStone Group, Inc., Class A	125,371	2,761,923
StoneCo Ltd., Class A *	633,044	7,799,102
StoneX Group, Inc. *	40,124	3,934,961
Sunlight Financial Holdings, Inc. *	53,414	23,876
SWK Holdings Corp. *	7,819	137,067
TPG RE Finance Trust, Inc.	157,864	1,125,570
Two Harbors Investment Corp.	221,480	3,085,216
Value Line, Inc.	2,028	92,882
Velocity Financial, Inc. *	19,685	179,527
Victory Capital Holdings, Inc., Class A	36,607	1,117,978
Virtus Investment Partners, Inc.	15,853	2,888,575
Walker & Dunlop, Inc.	70,142	4,721,258
Waterstone Financial, Inc.	43,388	600,924
WisdomTree, Inc.	311,235	1,942,106
World Acceptance Corp. *	8,988	906,889
		284,896,715

Food, Beverage & Tobacco 2.1%
22nd Century Group, Inc. *	366,917	260,658
Alico, Inc.	15,898	374,557
AppHarvest, Inc. *(a)	234,728	108,937
B&G Foods, Inc. (a)	161,988	2,598,288
Benson Hill, Inc. *	388,140	411,428
Beyond Meat, Inc. *(a)	140,032	1,896,033
Brookfield Realty Capital Corp., Class A *(a)	60,583	315,637
Calavo Growers, Inc.	39,315	1,256,507
Cal-Maine Foods, Inc.	86,630	4,114,925
Celsius Holdings, Inc. *	126,884	12,126,304
Coca-Cola Consolidated, Inc.	10,727	6,323,137
Fresh Del Monte Produce, Inc.	69,698	2,001,030
Hostess Brands, Inc. *	304,821	7,852,189
See financial notes
Schwab Equity Index Funds | Semiannual Report53

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
J&J Snack Foods Corp.	34,740	5,322,168
John B. Sanfilippo & Son, Inc.	20,408	2,121,412
Lancaster Colony Corp.	44,401	9,285,137
Lifecore Biomedical, Inc. *	59,401	252,454
Local Bounti Corp. *	145,053	77,603
MGP Ingredients, Inc.	31,981	3,155,885
Mission Produce, Inc. *	91,781	1,045,386
National Beverage Corp. *	53,991	2,683,353
Primo Water Corp.	359,884	5,466,638
Seneca Foods Corp., Class A *	11,740	558,824
Sovos Brands, Inc. *	87,835	1,506,370
SunOpta, Inc. *	222,699	1,892,942
Tattooed Chef, Inc. *(a)	110,153	169,636
The Duckhorn Portfolio, Inc. *	95,921	1,448,407
The Hain Celestial Group, Inc. *	204,565	3,667,850
The Simply Good Foods Co. *	202,831	7,376,964
The Vita Coco Co., Inc. *	63,584	1,376,594
Tootsie Roll Industries, Inc.	36,812	1,504,883
TreeHouse Foods, Inc. *	116,139	6,184,402
Turning Point Brands, Inc.	33,542	797,964
Universal Corp.	55,214	3,030,696
Utz Brands, Inc.	150,435	2,844,726
Vector Group Ltd.	327,970	4,178,338
Vintage Wine Estates, Inc. *	73,494	98,482
Vital Farms, Inc. *	67,843	873,818
Whole Earth Brands, Inc. *	90,458	217,099
		106,777,661

Health Care Equipment & Services 7.3%
23andMe Holding Co., Class A *	590,171	1,162,637
Accolade, Inc. *	151,745	2,053,110
AdaptHealth Corp. *	164,712	1,956,779
Addus HomeCare Corp. *	35,267	2,882,725
Agiliti, Inc. *	63,393	1,059,931
AirSculpt Technologies, Inc. (a)	27,204	133,300
Alignment Healthcare, Inc. *	225,580	1,418,898
Alphatec Holdings, Inc. *	165,095	2,383,972
American Well Corp., Class A *	524,179	1,147,952
AMN Healthcare Services, Inc. *	98,809	8,532,157
AngioDynamics, Inc. *	85,656	712,658
Apollo Medical Holdings, Inc. *	88,781	3,150,838
Artivion, Inc. *	89,584	1,242,530
ATI Physical Therapy, Inc. *	164,381	44,613
AtriCure, Inc. *	104,252	4,586,046
Atrion Corp.	3,097	1,905,584
Avanos Medical, Inc. *	105,444	3,114,816
Aveanna Healthcare Holdings, Inc. *	97,815	120,312
AxoGen, Inc. *	92,876	837,742
Axonics, Inc. *	111,931	6,431,555
Babylon Holdings Ltd., Class A *(a)	9,569	76,169
Bioventus, Inc., Class A *	71,493	72,208
Brookdale Senior Living, Inc. *	427,642	1,834,584
Butterfly Network, Inc. *(a)	301,483	651,203
Cano Health, Inc. *	374,093	433,948
CareMax, Inc. *	132,824	334,717
Castle Biosciences, Inc. *	56,129	1,270,199
Cerus Corp. *	397,024	917,125
Clover Health Investments Corp. *	878,699	649,007
Community Health Systems, Inc. *	286,451	1,816,099
Computer Programs & Systems, Inc. *	32,111	831,033
CONMED Corp.	66,462	8,345,633
CorVel Corp. *	19,936	4,027,670
Cross Country Healthcare, Inc. *	81,440	1,790,051
Cue Health, Inc. *	253,153	199,206
Cutera, Inc. *	38,070	867,996
DocGo, Inc. *	188,777	1,604,605
Embecta Corp.	131,463	3,648,098
SECURITY	NUMBER OF SHARES	VALUE ($)
Evolent Health, Inc., Class A *	187,223	6,816,789
Figs, Inc., Class A *	290,722	2,093,198
Fulgent Genetics, Inc. *	47,888	1,416,048
GeneDx Holdings Corp. *	672,027	183,867
Glaukos Corp. *	104,506	4,965,080
Haemonetics Corp. *	114,449	9,580,526
Health Catalyst, Inc. *	125,654	1,583,240
HealthEquity, Inc. *	189,539	10,130,860
HealthStream, Inc.	55,398	1,365,007
Heska Corp. *	22,074	2,586,190
Hims & Hers Health, Inc. *	277,603	3,217,419
Inari Medical, Inc. *	110,172	7,317,624
Innovage Holding Corp. *	43,811	267,685
Inogen, Inc. *	52,126	693,797
Inspire Medical Systems, Inc. *	65,309	17,478,648
Integer Holdings Corp. *	75,236	6,195,685
Invitae Corp. *(a)	554,235	753,760
iRadimed Corp.	16,471	685,688
iRhythm Technologies, Inc. *	68,884	9,051,358
Lantheus Holdings, Inc. *	156,048	13,334,302
LeMaitre Vascular, Inc.	44,458	2,400,732
LifeStance Health Group, Inc. *(a)	165,147	1,345,948
LivaNova plc *	122,645	5,874,696
Merit Medical Systems, Inc. *	127,599	10,372,523
Mesa Laboratories, Inc.	11,642	1,938,509
ModivCare, Inc. *	28,847	1,834,669
Multiplan Corp. *	858,275	839,650
Nano-X Imaging Ltd. *(a)	103,755	633,943
National HealthCare Corp.	28,773	1,666,244
National Research Corp.	32,253	1,403,973
Neogen Corp. *	495,367	8,530,220
NeoGenomics, Inc. *	287,660	4,205,589
Nevro Corp. *	79,519	2,327,521
NextGen Healthcare, Inc. *	125,260	2,096,852
Nutex Health, Inc. *(a)	584,864	332,320
NuVasive, Inc. *	119,684	5,151,199
OmniAb, Inc., Class A *(b)	12,825	0
OmniAb, Inc., Class B *(b)	12,825	0
Omnicell, Inc. *	101,406	6,162,443
OPKO Health, Inc. *	924,227	1,358,614
OptimizeRx Corp. *	38,024	571,501
Option Care Health, Inc. *	381,670	12,270,691
OraSure Technologies, Inc. *	164,545	1,118,906
Orthofix Medical, Inc. *	78,641	1,480,810
OrthoPediatrics Corp. *	34,670	1,748,755
Outset Medical, Inc. *	110,680	1,991,133
Owens & Minor, Inc. *	168,209	2,613,968
Owlet, Inc. *	162,168	50,807
P3 Health Partners, Inc. *	53,634	68,115
Paragon 28, Inc. *	111,215	2,048,580
Patterson Cos., Inc.	199,112	5,397,926
Pediatrix Medical Group, Inc. *	186,963	2,679,180
PetIQ, Inc. *	62,415	735,873
Phreesia, Inc. *	113,663	3,596,297
Privia Health Group, Inc. *	117,883	3,257,107
PROCEPT BioRobotics Corp. *	59,103	1,796,140
Progyny, Inc. *	172,625	5,738,055
Pulmonx Corp. *	78,511	922,504
R1 RCM, Inc. *	342,695	5,342,615
RadNet, Inc. *	113,698	3,144,887
RxSight, Inc. *	54,689	978,933
Schrodinger, Inc. *	123,483	3,645,218
Select Medical Holdings Corp.	237,732	7,250,826
Senseonics Holdings, Inc. *(a)	1,073,776	639,004
Sharecare, Inc. *	680,478	1,047,936
Shockwave Medical, Inc. *	81,304	23,591,169
SI-BONE, Inc. *	77,821	1,719,844
Sight Sciences, Inc. *	50,752	490,772
See financial notes
54Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Silk Road Medical, Inc. *	85,633	3,769,565
Simulations Plus, Inc.	35,787	1,494,107
STAAR Surgical Co. *	109,509	7,717,099
Surgery Partners, Inc. *	117,468	4,658,781
Surmodics, Inc. *	30,949	713,065
Tactile Systems Technology, Inc. *	45,154	823,157
Tenon Medical, Inc. *(a)	16,978	31,409
The Ensign Group, Inc.	122,981	11,940,225
The Joint Corp. *	32,438	512,196
The Oncology Institute, Inc. *	76,583	39,057
The Pennant Group, Inc. *	59,340	823,046
TransMedics Group, Inc. *	69,682	5,511,846
Treace Medical Concepts, Inc. *	83,831	2,053,021
U.S. Physical Therapy, Inc.	29,353	3,124,920
UFP Technologies, Inc. *	15,618	2,152,785
Utah Medical Products, Inc.	7,907	749,900
Varex Imaging Corp. *	88,127	1,563,373
Veradigm, Inc. *	245,576	3,067,244
Vicarious Surgical, Inc. *(a)	124,806	280,814
ViewRay, Inc. *	336,096	396,593
Zimvie, Inc. *	47,407	390,160
Zynex, Inc. *	48,640	556,442
		380,746,479

Household & Personal Products 1.2%
BellRing Brands, Inc. *	305,409	10,991,670
Central Garden & Pet Co. *	22,505	829,084
Central Garden & Pet Co., Class A *	91,422	3,229,939
Edgewell Personal Care Co.	117,725	5,141,051
elf Beauty, Inc. *	112,314	10,418,247
Energizer Holdings, Inc.	162,901	5,445,780
Herbalife Nutrition Ltd. *	223,653	3,323,484
Inter Parfums, Inc.	40,996	6,222,783
Medifast, Inc.	24,799	2,272,828
Nature's Sunshine Products, Inc. *	31,391	344,045
Nu Skin Enterprises, Inc., Class A	112,386	4,434,752
The Beauty Health Co. *	199,524	2,286,545
The Honest Co., Inc. *	148,328	246,224
Thorne HealthTech, Inc. *	32,530	143,457
USANA Health Sciences, Inc. *	25,717	1,706,837
Veru, Inc. *(a)	145,629	184,949
WD-40 Co.	31,199	5,940,290
		63,161,965

Insurance 2.2%
Ambac Financial Group, Inc. *	101,286	1,615,512
American Equity Investment Life Holding Co.	161,679	6,231,109
AMERISAFE, Inc.	43,442	2,417,547
Argo Group International Holdings Ltd.	72,720	2,138,695
Bright Health Group, Inc. *	439,758	70,669
BRP Group, Inc., Class A *	138,637	3,492,266
CNO Financial Group, Inc.	259,293	5,818,535
Crawford & Co., Class A	35,295	318,714
Donegal Group, Inc., Class A	35,355	497,798
eHealth, Inc. *	56,480	338,880
Employers Holdings, Inc.	62,146	2,460,360
Enstar Group Ltd. *	25,677	6,177,886
Genworth Financial, Inc., Class A *	1,130,086	6,565,800
Goosehead Insurance, Inc., Class A *	43,469	2,499,468
Greenlight Capital Re Ltd., Class A *	59,457	581,489
HCI Group, Inc.	14,206	719,676
Hippo Holdings, Inc. *	39,674	723,658
Horace Mann Educators Corp.	93,864	2,936,066
Investors Title Co.	2,963	440,835
James River Group Holdings Ltd.	83,736	1,630,340
SECURITY	NUMBER OF SHARES	VALUE ($)
Kinsale Capital Group, Inc.	49,432	16,149,929
Lemonade, Inc. *	107,309	1,163,230
MBIA, Inc. *	110,026	1,106,862
Mercury General Corp.	61,385	1,866,718
National Western Life Group, Inc., Class A	5,204	1,326,916
NI Holdings, Inc. *	19,074	257,308
Oscar Health, Inc., Class A *	276,015	1,857,581
Palomar Holdings, Inc. *	55,334	2,781,087
ProAssurance Corp.	123,445	2,217,072
RLI Corp.	89,160	12,397,698
Root, Inc., Class A *(a)	17,055	73,166
Safety Insurance Group, Inc.	32,556	2,379,518
Selective Insurance Group, Inc.	136,265	13,126,407
Selectquote, Inc. *	305,430	323,756
SiriusPoint Ltd. *	210,248	1,827,055
Skyward Specialty Insurance Group, Inc. *	23,445	501,254
Stewart Information Services Corp.	61,378	2,556,394
Tiptree, Inc.	56,990	784,752
Trupanion, Inc. *	89,230	3,132,865
United Fire Group, Inc.	49,049	1,319,418
Universal Insurance Holdings, Inc.	59,023	910,135
		115,734,424

Materials 4.5%
5E Advanced Materials, Inc. *(a)	88,680	374,230
AdvanSix, Inc.	61,076	2,301,344
Alpha Metallurgical Resources, Inc.	34,807	5,101,314
Alto Ingredients, Inc. *	163,263	213,875
American Vanguard Corp.	64,244	1,236,697
Amyris, Inc. *	462,597	378,219
Arconic Corp. *	231,828	5,737,743
Aspen Aerogels, Inc. *	113,902	713,026
ATI, Inc. *	283,393	10,944,638
Avient Corp.	207,912	8,006,691
Balchem Corp.	72,764	9,561,190
Cabot Corp.	127,030	9,115,673
Carpenter Technology Corp.	109,256	5,762,161
Century Aluminum Co. *	118,674	1,019,410
Chase Corp.	17,283	1,889,550
Clearwater Paper Corp. *	38,422	1,387,034
Coeur Mining, Inc. *	636,787	2,165,076
Commercial Metals Co.	266,802	12,456,985
Compass Minerals International, Inc.	78,190	2,559,159
Constellium SE *	289,073	4,292,734
Dakota Gold Corp. *	119,481	393,092
Danimer Scientific, Inc. *(a)	208,940	660,250
Diversey Holdings Ltd. *	178,585	1,451,896
Ecovyst, Inc. *	192,673	2,186,839
Eightco Holdings, Inc. *	3,083	5,888
FutureFuel Corp.	58,844	441,330
Glatfelter Corp.	103,013	465,619
Greif, Inc., Class A	56,706	3,560,570
Greif, Inc., Class B	12,054	949,132
H.B. Fuller Co.	122,694	8,118,662
Hawkins, Inc.	44,118	1,779,720
Haynes International, Inc.	28,423	1,336,165
Hecla Mining Co.	1,263,221	7,642,487
Hycroft Mining Holding Corp. *	351,799	132,945
Ingevity Corp. *	85,695	6,147,759
Innospec, Inc.	56,535	5,745,652
Intrepid Potash, Inc. *	25,579	659,427
Ivanhoe Electric, Inc. *	106,344	1,266,557
Kaiser Aluminum Corp.	36,239	2,381,627
Koppers Holdings, Inc.	46,532	1,526,715
Kronos Worldwide, Inc.	49,799	463,131
See financial notes
Schwab Equity Index Funds | Semiannual Report55

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Livent Corp. *	370,165	8,088,105
LSB Industries, Inc. *	168,382	1,503,651
Materion Corp.	46,647	5,052,337
Mativ Holdings, Inc.	124,017	2,402,210
Minerals Technologies, Inc.	73,876	4,377,892
Myers Industries, Inc.	82,991	1,572,679
Novagold Resources, Inc. *	545,327	2,966,579
O-I Glass, Inc. *	351,377	7,895,441
Olympic Steel, Inc.	22,001	1,024,587
Origin Materials, Inc. *	238,587	942,419
Orion Engineered Carbons S.A.	138,347	3,349,381
Pactiv Evergreen, Inc.	98,451	777,763
Perimeter Solutions S.A. *	267,240	1,998,955
Piedmont Lithium, Inc. *	39,610	2,277,575
PolyMet Mining Corp. *	66,038	120,189
PureCycle Technologies, Inc. *(a)	242,961	1,596,254
Quaker Chemical Corp.	30,944	5,775,079
Ramaco Resources, Inc.	50,596	411,345
Ranpak Holdings Corp. *	98,644	402,468
Rayonier Advanced Materials, Inc. *	139,838	760,719
Ryerson Holding Corp.	44,466	1,679,481
Schnitzer Steel Industries, Inc., Class A	58,727	1,696,623
Sensient Technologies Corp.	95,790	7,132,523
Stepan Co.	48,805	4,499,821
Summit Materials, Inc., Class A *	271,538	7,442,844
SunCoke Energy, Inc.	190,617	1,483,000
Sylvamo Corp.	77,851	3,567,133
TimkenSteel Corp. *	100,946	1,689,836
Tredegar Corp.	62,187	583,314
TriMas Corp.	95,743	2,432,830
Trinseo plc	80,119	1,451,756
Tronox Holdings plc, Class A	266,831	3,652,916
United States Lime & Minerals, Inc.	4,589	738,370
Valhi, Inc.	5,287	82,107
Warrior Met Coal, Inc.	117,753	4,070,721
Worthington Industries, Inc.	71,641	4,254,759
		232,285,874

Media & Entertainment 1.9%
AdTheorent Holding Co., Inc. *(a)	80,170	120,255
Advantage Solutions, Inc. *	187,093	239,479
AMC Networks, Inc., Class A *	69,542	1,230,198
Audacy, Inc., Class A *	266,264	31,366
Boston Omaha Corp., Class A *	50,353	1,030,222
Bumble, Inc., Class A *	229,062	4,171,219
Cardlytics, Inc. *	71,994	467,241
Cargurus, Inc. *	233,442	3,837,786
Cars.com, Inc. *	151,181	2,958,612
Cinemark Holdings, Inc. *	248,805	4,199,828
Clear Channel Outdoor Holdings, Inc. *	836,758	1,062,683
Cumulus Media, Inc., Class A *	39,067	137,321
Daily Journal Corp. *	2,781	759,630
DHI Group, Inc. *	96,422	353,869
Entravision Communications Corp., Class A	136,911	855,694
Eventbrite, Inc., Class A *	178,016	1,294,176
EverQuote, Inc., Class A *	46,056	321,010
fuboTV, Inc. *(a)	428,331	488,297
Gambling.com Group Ltd. *	20,244	198,796
Gannett Co., Inc. *	331,735	630,297
Gray Television, Inc.	187,821	1,448,100
iHeartMedia, Inc., Class A *	275,448	955,805
IMAX Corp. *	107,463	2,251,350
Innovid Corp. *	174,275	163,644
Integral Ad Science Holding Corp. *	87,121	1,370,413
John Wiley & Sons, Inc., Class A	97,978	3,779,011
Leafly Holdings, Inc. *	67,445	22,823
SECURITY	NUMBER OF SHARES	VALUE ($)
Liberty Media Corp. - Liberty Braves, Class A *	22,706	889,394
Liberty Media Corp. - Liberty Braves, Class C *	86,247	3,279,111
Lions Gate Entertainment Corp., Class A *	132,543	1,524,244
Lions Gate Entertainment Corp., Class B *	264,477	2,821,970
Madison Square Garden Entertainment Corp. *	59,552	1,921,743
Magnite, Inc. *	301,535	2,834,429
MediaAlpha, Inc., Class A *	56,617	418,966
Outbrain, Inc. *	81,679	312,831
Playstudios, Inc. *	182,292	798,439
PubMatic, Inc., Class A *	99,053	1,353,064
QuinStreet, Inc. *	115,763	1,286,127
Quotient Technology, Inc. *	207,787	585,959
Reservoir Media, Inc. *(a)	46,654	309,783
Scholastic Corp.	67,163	2,583,761
Shutterstock, Inc.	54,673	3,663,091
Sinclair Broadcast Group, Inc., Class A	91,857	1,827,036
Skillz, Inc. *	732,493	456,123
Sphere Entertainment Co. *	59,552	1,675,793
Stagwell, Inc. *	174,944	1,088,152
TechTarget, Inc. *	61,888	2,109,762
TEGNA, Inc.	508,439	8,694,307
The Arena Group Holdings, Inc. *	26,032	106,731
The E.W. Scripps Co., Class A *	134,430	1,133,245
The Marcus Corp.	54,125	948,270
Thryv Holdings, Inc. *	58,311	1,309,665
TrueCar, Inc. *	202,495	520,412
Urban One, Inc. *	24,134	140,219
Urban One, Inc. *	19,434	138,759
Vimeo, Inc. *	329,110	1,082,772
Vinco Ventures, Inc. *	534,515	97,923
Vivid Seats, Inc., Class A *(a)	58,160	417,589
Wejo Group Ltd. *	129,037	50,324
WideOpenWest, Inc. *	123,069	1,406,679
Yelp, Inc. *	154,622	4,626,290
Ziff Davis, Inc. *	104,252	7,624,991
ZipRecruiter, Inc., Class A *	166,124	2,814,141
		97,231,220

Pharmaceuticals, Biotechnology & Life Sciences 9.8%
2seventy bio, Inc. *	84,973	808,093
4D Molecular Therapeutics, Inc. *	68,702	1,237,323
Aadi Bioscience, Inc. *	32,925	255,498
AbCellera Biologics, Inc. *	472,389	3,202,797
Absci Corp. *	121,457	160,323
ACADIA Pharmaceuticals, Inc. *	274,600	5,857,218
Aclaris Therapeutics, Inc. *	147,655	1,312,653
Acrivon Therapeutics, Inc. *	19,580	241,030
Adaptive Biotechnologies Corp. *	255,277	1,822,678
Adicet Bio, Inc. *	70,833	413,665
ADMA Biologics, Inc. *	478,492	1,602,948
Aerovate Therapeutics, Inc. *	20,978	439,909
Affimed N.V. *	326,086	293,477
Agenus, Inc. *	699,245	1,055,860
Agios Pharmaceuticals, Inc. *	124,349	2,843,862
Akero Therapeutics, Inc. *	79,616	3,562,020
Akoya Biosciences, Inc. *	35,694	248,430
Alector, Inc. *	142,425	940,005
Alkermes plc *	372,288	10,628,822
Allogene Therapeutics, Inc. *	183,106	994,266
Allovir, Inc. *	70,302	241,839
Alpha Teknova, Inc. *	13,552	25,613
See financial notes
56Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Alpine Immune Sciences, Inc. *	53,556	401,134
ALX Oncology Holdings, Inc. *	48,734	289,480
Amicus Therapeutics, Inc. *	629,797	7,267,857
Amneal Pharmaceuticals, Inc. *	241,598	466,284
Amphastar Pharmaceuticals, Inc. *	87,369	3,125,189
Amylyx Pharmaceuticals, Inc. *	115,175	3,270,970
AN2 Therapeutics, Inc. *(a)	24,898	195,449
AnaptysBio, Inc. *	46,638	971,003
Anavex Life Sciences Corp. *(a)	157,993	1,286,063
ANI Pharmaceuticals, Inc. *	28,953	1,092,107
Anika Therapeutics, Inc. *	33,159	850,860
Apellis Pharmaceuticals, Inc. *	214,153	17,866,785
Arbutus Biopharma Corp. *	258,288	648,303
Arcellx, Inc. *	67,317	2,873,090
Arcturus Therapeutics Holdings, Inc. *	53,070	1,412,723
Arcus Biosciences, Inc. *	117,623	2,099,571
Arcutis Biotherapeutics, Inc. *	95,388	1,320,170
Arrowhead Pharmaceuticals, Inc. *	235,066	8,323,687
Arvinas, Inc. *	111,087	2,911,590
Atara Biotherapeutics, Inc. *	217,139	588,447
Atea Pharmaceuticals, Inc. *	173,489	567,309
Athira Pharma, Inc. *	81,240	226,660
Aura Biosciences, Inc. *	53,488	483,532
Aurinia Pharmaceuticals, Inc. *	305,984	3,442,320
Avid Bioservices, Inc. *	139,257	2,513,589
Avidity Biosciences, Inc. *	149,508	1,853,899
Axsome Therapeutics, Inc. *	73,246	5,239,286
Beam Therapeutics, Inc. *	145,423	4,465,940
Berkeley Lights, Inc. *	152,079	177,932
BioCryst Pharmaceuticals, Inc. *	422,844	3,217,843
Biohaven Ltd. *	144,169	1,885,731
BioLife Solutions, Inc. *	77,183	1,355,333
Bionano Genomics, Inc. *(a)	680,487	468,107
Bioxcel Therapeutics, Inc. *	43,391	894,722
Bluebird Bio, Inc. *	233,280	1,014,768
Blueprint Medicines Corp. *	136,472	6,966,896
Bridgebio Pharma, Inc. *	242,224	3,517,092
C4 Therapeutics, Inc. *	94,119	284,239
Cara Therapeutics, Inc. *	101,763	427,405
CareDx, Inc. *	115,528	934,622
Caribou Biosciences, Inc. *	129,288	555,938
Cassava Sciences, Inc. *(a)	86,893	2,017,655
Catalyst Pharmaceuticals, Inc. *	221,086	3,519,689
Celldex Therapeutics, Inc. *	104,807	3,295,132
Celularity, Inc. *	147,031	86,822
Century Therapeutics, Inc. *	45,787	143,313
Cerevel Therapeutics Holdings, Inc. *	130,756	3,797,154
Chimerix, Inc. *	192,052	222,780
Chinook Therapeutics, Inc. *	115,550	2,312,155
Codexis, Inc. *	138,989	544,837
Cogent Biosciences, Inc. *	146,535	1,576,717
Coherus Biosciences, Inc. *	168,960	1,221,581
Collegium Pharmaceutical, Inc. *	76,601	1,782,505
Corcept Therapeutics, Inc. *	197,416	4,447,782
Crinetics Pharmaceuticals, Inc. *	120,305	2,350,760
CryoPort, Inc. *	100,724	2,119,233
CTI BioPharma Corp. *	227,087	1,103,643
Cullinan Oncology, Inc. *	59,149	575,520
Cytek Biosciences, Inc. *	260,418	2,989,599
Cytokinetics, Inc. *	187,501	7,012,537
Day One Biopharmaceuticals, Inc. *	62,809	778,832
Deciphera Pharmaceuticals, Inc. *	117,906	1,675,444
Denali Therapeutics, Inc. *	248,565	6,174,355
Design Therapeutics, Inc. *(a)	77,234	498,159
DICE Therapeutics, Inc. *	81,060	2,634,450
Dynavax Technologies Corp. *	272,312	2,834,768
Dyne Therapeutics, Inc. *	72,071	746,656
Eagle Pharmaceuticals, Inc. *	23,275	653,562
SECURITY	NUMBER OF SHARES	VALUE ($)
Edgewise Therapeutics, Inc. *	87,825	770,225
Editas Medicine, Inc. *	159,099	1,298,248
Eiger BioPharmaceuticals, Inc. *	95,839	98,714
Emergent BioSolutions, Inc. *	115,660	1,021,278
Enanta Pharmaceuticals, Inc. *	45,441	1,615,428
Enochian Biosciences, Inc. *(a)	43,414	49,492
EQRx, Inc. *	462,140	776,395
Erasca, Inc. *	163,593	451,517
Esperion Therapeutics, Inc. *	168,073	221,856
Evolus, Inc. *	80,657	704,942
EyePoint Pharmaceuticals, Inc. *	59,603	374,307
Fate Therapeutics, Inc. *	190,762	1,157,925
FibroGen, Inc. *	199,995	3,423,914
Foghorn Therapeutics, Inc. *	45,955	299,627
Fulcrum Therapeutics, Inc. *	116,826	292,065
Generation Bio Co. *	109,271	537,613
Geron Corp. *	975,361	2,399,388
Gossamer Bio, Inc. *	142,805	184,218
GreenLight Biosciences Holdings PBC *	200,335	63,807
Halozyme Therapeutics, Inc. *	304,134	9,771,825
Harmony Biosciences Holdings, Inc. *	59,781	1,927,339
Heron Therapeutics, Inc. *	233,699	558,541
HilleVax, Inc. *	39,621	554,694
Humacyte, Inc. *	136,785	443,183
Icosavax, Inc. *	49,839	274,613
Ideaya Biosciences, Inc. *	101,167	1,847,309
IGM Biosciences, Inc. *(a)	24,001	259,931
ImmunityBio, Inc. *(a)	184,206	515,777
ImmunoGen, Inc. *	491,086	2,646,954
Immunovant, Inc. *	101,311	1,635,160
Inhibrx, Inc. *	74,375	1,561,875
Innoviva, Inc. *	144,059	1,689,812
Inotiv, Inc. *(a)	52,178	289,066
Inovio Pharmaceuticals, Inc. *	561,707	433,919
Insmed, Inc. *	308,828	6,022,146
Instil Bio, Inc. *	155,472	101,601
Intellia Therapeutics, Inc. *	189,330	7,147,207
Intercept Pharmaceuticals, Inc. *	56,197	973,332
Intra-Cellular Therapies, Inc. *	209,205	13,002,091
Invivyd, Inc. *	117,743	129,517
Iovance Biotherapeutics, Inc. *	344,258	1,941,615
Ironwood Pharmaceuticals, Inc. *	311,626	3,244,027
iTeos Therapeutics, Inc. *	54,130	743,746
IVERIC bio, Inc. *	311,889	10,258,029
Janux Therapeutics, Inc. *	38,809	594,554
Jounce Therapeutics, Inc. *	100,774	194,494
KalVista Pharmaceuticals, Inc. *	56,954	485,818
Karuna Therapeutics, Inc. *	74,014	14,687,338
Karyopharm Therapeutics, Inc. *	177,277	634,652
Keros Therapeutics, Inc. *	43,861	1,945,455
Kezar Life Sciences, Inc. *	119,573	290,562
Kiniksa Pharmaceuticals Ltd., Class A *	71,562	769,292
Kinnate Biopharma, Inc. *	65,765	166,385
Kodiak Sciences, Inc. *	75,418	330,331
Kronos Bio, Inc. *	90,167	148,776
Krystal Biotech, Inc. *	48,623	4,084,332
Kura Oncology, Inc. *	147,994	1,441,462
Kymera Therapeutics, Inc. *	86,498	2,728,147
Lexicon Pharmaceuticals, Inc. *	190,540	455,391
Ligand Pharmaceuticals, Inc. *	34,458	2,630,868
Liquidia Corp. *	109,647	735,731
Lyell Immunopharma, Inc. *	392,914	797,615
MacroGenics, Inc. *	136,729	942,063
Madrigal Pharmaceuticals, Inc. *	29,074	9,071,088
MannKind Corp. *	580,389	2,234,498
MaxCyte, Inc. *	199,978	999,890
Medpace Holdings, Inc. *	57,974	11,602,916
MeiraGTx Holdings plc *	74,217	397,061
See financial notes
Schwab Equity Index Funds | Semiannual Report57

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mersana Therapeutics, Inc. *	210,170	920,545
MiMedx Group, Inc. *	258,760	991,051
Mineralys Therapeutics, Inc. *	27,302	367,212
MiNK Therapeutics, Inc. *	10,208	18,272
Mirum Pharmaceuticals, Inc. *	42,171	1,132,291
Monte Rosa Therapeutics, Inc. *	68,741	312,084
Morphic Holding, Inc. *	58,723	2,775,249
Myriad Genetics, Inc. *	181,777	3,870,032
NanoString Technologies, Inc. *	106,510	1,043,798
Nautilus Biotechnology, Inc. *	109,347	282,115
Nektar Therapeutics *	412,697	310,472
NGM Biopharmaceuticals, Inc. *	94,580	426,556
Nkarta, Inc. *	73,741	365,018
Nurix Therapeutics, Inc. *	105,405	1,015,050
Nuvalent, Inc., Class A *	46,266	1,637,354
Nuvation Bio, Inc. *	265,680	427,745
Ocugen, Inc. *	505,531	360,747
Ocular Therapeutix, Inc. *	175,183	1,086,135
OmniAb, Inc. *	177,939	619,228
Organogenesis Holdings, Inc. *	162,776	333,691
Outlook Therapeutics, Inc. *(a)	349,778	367,267
Pacific Biosciences of California, Inc. *	565,730	5,996,738
Pacira BioSciences, Inc. *	102,765	4,656,282
Pardes Biosciences, Inc. *	75,704	146,866
PepGen, Inc. *	34,937	527,199
Phathom Pharmaceuticals, Inc. *(a)	56,909	608,926
Phibro Animal Health Corp., Class A	47,039	731,927
PMV Pharmaceuticals, Inc. *	82,973	382,506
Point Biopharma Global, Inc. *	198,530	1,536,622
Praxis Precision Medicines, Inc. *	108,144	112,470
Precigen, Inc. *	276,406	334,451
Prestige Consumer Healthcare, Inc. *	113,669	6,994,054
Prime Medicine, Inc. *(a)	24,033	330,934
Prometheus Biosciences, Inc. *	79,463	15,411,849
Protagonist Therapeutics, Inc. *	105,977	2,395,080
Prothena Corp. plc *	89,466	4,707,701
PTC Therapeutics, Inc. *	160,421	8,845,614
Quanterix Corp. *	77,143	975,088
Quantum-Si, Inc. *	206,210	303,129
Rallybio Corp. *	43,310	233,441
RAPT Therapeutics, Inc. *	68,369	1,244,316
Reata Pharmaceuticals, Inc., Class A *	63,139	6,241,922
Recursion Pharmaceuticals, Inc., Class A *	311,978	1,488,135
REGENXBIO, Inc. *	91,426	1,770,007
Relay Therapeutics, Inc. *	194,799	2,214,865
Relmada Therapeutics, Inc. *	61,410	154,753
Replimune Group, Inc. *	106,448	1,780,875
Revance Therapeutics, Inc. *	184,390	5,869,134
REVOLUTION Medicines, Inc. *	198,967	4,673,735
Rigel Pharmaceuticals, Inc. *	393,333	444,466
Rocket Pharmaceuticals, Inc. *	127,258	2,280,463
Sage Therapeutics, Inc. *	119,034	5,814,811
Sana Biotechnology, Inc. *(a)	202,399	1,070,691
Sangamo Therapeutics, Inc. *	309,693	455,249
Science 37 Holdings, Inc. *	136,794	38,836
Scilex Holding Co. *(b)	147,603	973,514
Seer, Inc. *	117,639	392,914
Seres Therapeutics, Inc. *	161,468	787,157
SIGA Technologies, Inc.	107,010	623,868
Singular Genomics Systems, Inc. *(a)	126,875	125,606
SomaLogic, Inc. *	354,489	992,569
SpringWorks Therapeutics, Inc. *	81,960	1,916,225
Stoke Therapeutics, Inc. *	50,512	449,052
Supernus Pharmaceuticals, Inc. *	113,455	4,181,951
Sutro Biopharma, Inc. *	122,559	522,101
Syndax Pharmaceuticals, Inc. *	137,556	2,826,776
Talaris Therapeutics, Inc. *	50,489	145,408
SECURITY	NUMBER OF SHARES	VALUE ($)
Tango Therapeutics, Inc. *	105,778	359,645
Tarsus Pharmaceuticals, Inc. *	41,753	622,955
Tenaya Therapeutics, Inc. *	98,137	521,598
TG Therapeutics, Inc. *	304,277	7,555,198
Theravance Biopharma, Inc. *	149,168	1,615,489
Theseus Pharmaceuticals, Inc. *	39,111	400,497
Third Harmonic Bio, Inc. *(a)	28,319	128,285
Travere Therapeutics, Inc. *	140,390	3,028,212
Twist Bioscience Corp. *	129,387	1,614,750
Tyra Biosciences, Inc. *	30,686	434,821
Vanda Pharmaceuticals, Inc. *	127,364	782,015
Vaxart, Inc. *	288,350	234,573
Vaxcyte, Inc. *	186,977	8,008,225
VBI Vaccines, Inc. *	14,681	42,135
Ventyx Biosciences, Inc. *	56,764	2,134,326
Vera Therapeutics, Inc. *(a)	49,110	326,582
Veracyte, Inc. *	163,882	3,710,288
Vericel Corp. *	108,010	3,403,395
Verve Therapeutics, Inc. *	106,581	1,697,835
Vir Biotechnology, Inc. *	165,854	4,171,228
Viridian Therapeutics, Inc. *	87,072	2,440,628
VistaGen Therapeutics, Inc. *	494,520	69,233
Xencor, Inc. *	131,281	3,471,070
Xeris Biopharma Holdings, Inc. *	300,770	679,740
Y-mAbs Therapeutics, Inc. *	84,733	507,551
Zentalis Pharmaceuticals, Inc. *	106,914	2,355,315
		508,828,658

Real Estate Management & Development 0.6%
American Realty Investors, Inc. *	3,281	61,125
Anywhere Real Estate, Inc. *	245,660	1,564,854
Compass, Inc., Class A *	633,246	1,481,796
Cushman & Wakefield plc *	362,690	3,572,497
DigitalBridge Group, Inc.	361,413	4,492,364
Doma Holdings, Inc. *	305,845	131,513
Douglas Elliman, Inc.	174,626	557,057
eXp World Holdings, Inc.	159,251	1,861,644
Forestar Group, Inc. *	41,509	802,784
FRP Holdings, Inc. *	15,355	890,590
Kennedy-Wilson Holdings, Inc.	270,012	4,530,801
Marcus & Millichap, Inc.	57,315	1,803,703
Newmark Group, Inc., Class A	309,745	1,963,783
Offerpad Solutions, Inc. *	150,020	70,104
RE/MAX Holdings, Inc., Class A	40,941	790,571
Redfin Corp. *	241,999	1,802,893
Stratus Properties, Inc.	13,143	281,260
Tejon Ranch Co. *	47,835	826,589
The RMR Group, Inc., Class A	34,803	826,571
The St. Joe Co.	78,868	3,241,475
Transcontinental Realty Investors, Inc. *	2,760	100,602
		31,654,576

Semiconductors & Semiconductor Equipment 2.6%
ACM Research, Inc., Class A *	109,592	1,024,685
Alpha & Omega Semiconductor Ltd. *	50,265	1,200,328
Ambarella, Inc. *	84,676	5,248,219
Amkor Technology, Inc.	231,753	5,184,315
Atomera, Inc. *(a)	46,490	367,271
Axcelis Technologies, Inc. *	74,639	8,829,794
AXT, Inc. *	92,947	248,169
CEVA, Inc. *	52,360	1,315,807
Cohu, Inc. *	107,266	3,629,881
Credo Technology Group Holding Ltd. *	222,818	1,807,054
Diodes, Inc. *	101,661	8,102,382
FormFactor, Inc. *	176,169	4,811,175
Ichor Holdings Ltd. *	64,058	1,784,015
See financial notes
58Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Impinj, Inc. *	49,025	4,334,300
indie Semiconductor, Inc., Class A *	243,200	1,841,024
Kulicke & Soffa Industries, Inc.	127,229	6,063,734
MACOM Technology Solutions Holdings, Inc. *	123,881	7,227,218
MaxLinear, Inc. *	166,134	4,008,813
Onto Innovation, Inc. *	113,230	9,169,365
PDF Solutions, Inc. *	68,823	2,481,069
Photronics, Inc. *	137,305	1,985,430
Power Integrations, Inc.	129,509	9,425,665
Rambus, Inc. *	244,116	10,824,103
Rigetti Computing, Inc., Class A *	199,408	93,722
Semtech Corp. *	144,347	2,813,323
Silicon Laboratories, Inc. *	72,293	10,070,415
SiTime Corp. *	37,034	4,017,078
SkyWater Technology, Inc. *	26,647	240,889
SMART Global Holdings, Inc. *	110,959	1,710,988
Synaptics, Inc. *	90,604	8,023,890
Transphorm, Inc. *	50,215	154,160
Ultra Clean Holdings, Inc. *	103,139	2,943,587
Veeco Instruments, Inc. *	115,742	2,131,968
		133,113,836

Software & Services 5.3%
8x8, Inc. *	258,961	743,218
A10 Networks, Inc.	145,295	2,054,471
ACI Worldwide, Inc. *	256,076	6,486,405
Adeia, Inc.	238,088	1,818,992
Agilysys, Inc. *	45,196	3,527,096
Alarm.com Holdings, Inc. *	109,872	5,239,796
Alkami Technology, Inc. *	82,343	987,293
Altair Engineering, Inc., Class A *	118,735	8,198,652
American Software, Inc., Class A	72,217	862,271
Amplitude, Inc., Class A *	128,112	1,454,071
Appfolio, Inc., Class A *	44,788	6,253,301
Appian Corp., Class A *	91,289	3,427,902
Applied Digital Corp. *(a)	151,326	484,243
Arteris, Inc. *	39,233	145,947
Asana, Inc., Class A *	168,551	2,727,155
AvePoint, Inc. *	296,675	1,287,569
BigCommerce Holdings, Inc. *	149,277	1,103,157
Blackbaud, Inc. *	106,084	7,357,456
Blackline, Inc. *	126,171	7,028,986
Blend Labs, Inc., Class A *	425,141	251,726
Box, Inc., Class A *	319,399	8,451,298
Brightcove, Inc. *	94,987	393,246
C3.ai, Inc., Class A *(a)	136,277	2,428,456
Cerberus Cyber Sentinel Corp. *	135,577	28,756
Cerence, Inc. *	91,979	2,350,063
Cipher Mining, Inc. *(a)	92,552	213,795
Cleanspark, Inc. *	165,867	648,540
Clear Secure, Inc., Class A	147,267	3,562,389
CommVault Systems, Inc. *	101,679	5,924,835
Consensus Cloud Solutions, Inc. *	43,121	1,609,707
Couchbase, Inc. *	64,839	995,927
CS Disco, Inc. *	51,569	303,226
Cvent Holding Corp. *	103,960	874,304
Cyxtera Technologies, Inc. *	81,237	26,418
Digimarc Corp. *	31,495	536,675
Digital Turbine, Inc. *	214,537	2,516,519
DigitalOcean Holdings, Inc. *	159,301	5,024,354
Domo, Inc., Class B *	70,790	1,124,145
E2open Parent Holdings, Inc. *	455,287	2,863,755
Ebix, Inc.	59,727	971,161
Edgio, Inc. *	309,180	204,368
eGain Corp. *	47,745	350,448
Enfusion, Inc., Class A *	61,639	516,535
SECURITY	NUMBER OF SHARES	VALUE ($)
EngageSmart, Inc. *	81,358	1,396,917
Envestnet, Inc. *	125,558	7,957,866
Everbridge, Inc. *	91,156	2,395,580
EverCommerce, Inc. *	55,086	664,888
Fastly, Inc., Class A *	258,842	3,825,685
ForgeRock, Inc., Class A *	99,689	1,996,771
Greenidge Generation Holdings, Inc. *	28,120	13,782
Grid Dynamics Holdings, Inc. *	122,861	1,335,499
Information Services Group, Inc.	81,533	415,003
Instructure Holdings, Inc. *	39,301	1,042,656
Intapp, Inc. *	33,361	1,345,116
InterDigital, Inc.	67,861	4,596,904
IronNet, Inc. *	142,429	39,538
Kaleyra, Inc. *	21,252	39,104
Latch, Inc. *	258,501	204,164
LivePerson, Inc. *	159,344	737,763
LiveRamp Holdings, Inc. *	145,076	3,494,881
LiveVox Holdings, Inc. *	53,042	151,700
Marathon Digital Holdings, Inc. *(a)	266,565	2,684,310
Matterport, Inc. *	513,570	1,196,618
MeridianLink, Inc. *	52,727	787,741
MicroStrategy, Inc., Class A *(a)	22,071	7,247,675
Mitek Systems, Inc. *	95,831	864,396
Model N, Inc. *	85,054	2,619,663
Momentive Global, Inc. *	297,986	2,798,089
N-Able, Inc. *	155,802	1,986,475
NextNav, Inc. *(a)	152,013	328,348
Olo, Inc., Class A *	205,720	1,409,182
ON24, Inc. *	95,954	834,800
OneSpan, Inc. *	90,243	1,330,182
PagerDuty, Inc. *	197,546	5,938,233
Perficient, Inc. *	78,022	5,065,188
PFSweb, Inc.	38,021	152,844
Porch Group, Inc. *(a)	185,566	168,884
PowerSchool Holdings, Inc., Class A *	104,126	2,174,151
Progress Software Corp.	98,110	5,384,277
PROS Holdings, Inc. *	94,263	2,674,241
Q2 Holdings, Inc. *	127,347	3,135,283
Qualys, Inc. *	88,095	9,949,449
Rackspace Technology, Inc. *	129,419	188,952
Rapid7, Inc. *	134,887	6,556,857
Rimini Street, Inc. *	110,866	414,639
Riot Platforms, Inc. *(a)	362,810	4,339,208
Sapiens International Corp. N.V.	73,426	1,478,065
SecureWorks Corp., Class A *	22,039	199,894
ShotSpotter, Inc. *	20,238	602,081
SolarWinds Corp. *	109,693	945,554
Sprout Social, Inc., Class A *	106,882	5,265,007
SPS Commerce, Inc. *	82,845	12,203,068
Squarespace, Inc., Class A *	69,430	2,159,273
Sumo Logic, Inc. *	268,672	3,224,064
Telos Corp. *	122,990	209,083
Tenable Holdings, Inc. *	255,479	9,450,168
Terawulf, Inc. *	159,716	284,294
The Hackett Group, Inc.	52,574	975,773
Tucows, Inc., Class A *	23,033	515,709
Unisys Corp. *	151,030	484,806
Upland Software, Inc. *	66,529	244,161
Varonis Systems, Inc. *	244,414	5,660,628
Verint Systems, Inc. *	147,985	5,399,973
Veritone, Inc. *	71,098	338,426
Viant Technology, Inc., Class A *	33,212	146,797
Weave Communications, Inc. *	71,052	314,760
WM Technology, Inc. *	169,675	122,980
Workiva, Inc. *	108,911	10,174,466
Xperi, Inc. *	95,455	905,868
Yext, Inc. *	256,265	2,250,007
Zeta Global Holdings Corp., Class A *	253,768	2,464,087
See financial notes
Schwab Equity Index Funds | Semiannual Report59

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zuora, Inc., Class A *	286,994	2,235,683
		273,496,804

Technology Hardware & Equipment 3.5%
908 Devices, Inc. *	50,190	339,284
ADTRAN Holdings, Inc.	175,479	1,600,368
Advanced Energy Industries, Inc.	85,809	7,422,478
Aeva Technologies, Inc. *	219,781	218,001
AEye, Inc. *	228,933	45,512
Akoustis Technologies, Inc. *	150,975	430,279
Arlo Technologies, Inc. *	198,302	1,277,065
Aviat Networks, Inc. *	25,653	841,675
Avid Technology, Inc. *	79,523	2,346,724
Badger Meter, Inc.	66,820	8,842,291
Belden, Inc.	96,995	7,651,936
Benchmark Electronics, Inc.	79,564	1,698,691
Calix, Inc. *	131,298	6,000,319
Cambium Networks Corp. *	26,022	393,973
Casa Systems, Inc. *	78,091	97,614
Cepton, Inc. *	104,245	38,883
Clearfield, Inc. *	29,272	1,278,601
CommScope Holding Co., Inc. *	469,824	2,316,232
CompoSecure, Inc. *(a)	18,050	135,375
Comtech Telecommunications Corp.	59,642	617,295
Corsair Gaming, Inc. *	92,320	1,608,214
CTS Corp.	72,558	2,844,999
Diebold Nixdorf, Inc. *	165,357	133,427
Digi International, Inc. *	79,291	2,391,417
DZS, Inc. *	45,730	310,964
Eastman Kodak Co. *	128,955	424,262
ePlus, Inc. *	60,594	2,638,263
Evolv Technologies Holdings, Inc. *	190,691	686,488
Extreme Networks, Inc. *	288,157	5,123,431
Fabrinet *	84,335	8,007,608
FARO Technologies, Inc. *	43,294	1,010,915
Focus Universal, Inc. *(a)	60,174	128,171
Harmonic, Inc. *	210,682	2,968,509
Identiv, Inc. *	49,874	274,307
Infinera Corp. *	442,357	2,800,120
Inseego Corp. *	196,773	118,457
Insight Enterprises, Inc. *	71,694	8,671,389
IonQ, Inc. *	275,427	1,517,603
Itron, Inc. *	103,078	5,504,365
Kimball Electronics, Inc. *	55,073	1,108,619
Knowles Corp. *	204,571	3,453,158
Lightwave Logic, Inc. *(a)	259,645	1,168,403
Methode Electronics, Inc.	80,837	3,313,509
MicroVision, Inc. *(a)	379,280	758,560
Mirion Technologies, Inc. *	312,141	2,528,342
Napco Security Technologies, Inc. *	71,750	2,224,250
NETGEAR, Inc. *	64,666	913,731
NetScout Systems, Inc. *	155,119	4,220,788
nLight, Inc. *	101,025	885,989
Novanta, Inc. *	81,135	12,400,673
Ondas Holdings, Inc. *(a)	78,825	78,825
OSI Systems, Inc. *	36,633	4,138,064
Ouster, Inc. *(a)	63,492	224,760
PAR Technology Corp. *	60,526	1,851,490
PC Connection, Inc.	25,882	1,042,268
Plexus Corp. *	62,694	5,483,844
Ribbon Communications, Inc. *	164,941	422,249
Rogers Corp. *	42,842	6,895,420
Sanmina Corp. *	130,218	6,805,193
ScanSource, Inc. *	57,793	1,580,639
SmartRent, Inc. *	275,611	711,076
Super Micro Computer, Inc. *	107,159	11,297,773
TTM Technologies, Inc. *	231,020	2,728,346
SECURITY	NUMBER OF SHARES	VALUE ($)
Turtle Beach Corp. *	36,132	392,755
Viavi Solutions, Inc. *	512,731	4,594,070
Vishay Intertechnology, Inc.	296,471	6,311,868
Vishay Precision Group, Inc. *	28,400	1,066,136
Xerox Holdings Corp.	260,891	4,088,162
		183,444,465

Telecommunication Services 0.9%
Anterix, Inc. *	42,259	1,334,539
ATN International, Inc.	25,084	907,288
Bandwidth, Inc., Class A *	52,595	640,081
Charge Enterprises, Inc. *	293,814	311,443
Cogent Communications Holdings, Inc.	98,216	6,780,833
Consolidated Communications Holdings, Inc. *	169,295	655,172
EchoStar Corp., Class A *	76,642	1,308,279
Globalstar, Inc. *	1,558,042	1,411,586
Gogo, Inc. *	112,887	1,513,815
IDT Corp., Class B *	35,423	1,176,398
Iridium Communications, Inc.	285,532	18,122,716
KORE Group Holdings, Inc. *	94,529	115,325
Liberty Latin America Ltd., Class A *	87,452	775,699
Liberty Latin America Ltd., Class C *	334,423	2,969,676
Ooma, Inc. *	53,156	653,819
Radius Global Infrastructure, Inc., Class A *	175,350	2,575,892
Shenandoah Telecommunications Co.	110,996	2,309,827
Telephone & Data Systems, Inc.	230,714	2,307,140
United States Cellular Corp. *	33,327	707,865
		46,577,393

Transportation 1.6%
Air Transport Services Group, Inc. *	131,688	2,674,583
Allegiant Travel Co. *	35,964	3,737,019
ArcBest Corp.	55,287	5,219,093
Bird Global, Inc., Class A *	376,646	50,998
Blade Air Mobility, Inc. *	132,104	346,112
Costamare, Inc.	120,600	1,089,018
Covenant Logistics Group, Inc.	21,171	833,926
Daseke, Inc. *	92,599	757,460
Eagle Bulk Shipping, Inc.	30,751	1,375,185
Eneti, Inc.	51,412	440,601
Forward Air Corp.	61,396	6,477,892
Frontier Group Holdings, Inc. *	84,941	806,090
Genco Shipping & Trading Ltd.	83,190	1,281,958
Golden Ocean Group Ltd. *(a)	279,999	2,561,991
Hawaiian Holdings, Inc. *	115,108	958,850
Heartland Express, Inc.	106,320	1,539,514
Hub Group, Inc., Class A *	73,710	5,557,734
Joby Aviation, Inc. *(a)	589,879	2,554,176
Marten Transport Ltd.	132,973	2,684,725
Matson, Inc.	85,407	5,810,238
P.A.M. Transportation Services, Inc. *	14,960	335,852
Radiant Logistics, Inc. *	85,414	563,732
Safe Bulkers, Inc.	163,279	597,601
Saia, Inc. *	60,678	18,068,088
SkyWest, Inc. *	113,907	3,223,568
Spirit Airlines, Inc.	249,448	4,265,561
Sun Country Airlines Holdings, Inc. *	75,960	1,498,691
TuSimple Holdings, Inc., Class A *	321,517	389,035
Universal Logistics Holdings, Inc.	16,627	425,651
Werner Enterprises, Inc.	144,715	6,536,776
Wheels Up Experience, Inc. *	362,352	167,588
		82,829,306

See financial notes
60Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 3.3%
ALLETE, Inc.	130,899	8,165,480
Altus Power, Inc. *	211,068	958,249
American States Water Co.	84,243	7,476,566
Artesian Resources Corp., Class A	18,658	1,022,085
Avista Corp.	168,473	7,424,605
Black Hills Corp.	148,450	9,692,301
Brookfield Infrastructure Corp., Class A	223,641	9,527,107
California Water Service Group	123,867	6,946,461
Chesapeake Utilities Corp.	39,771	4,911,719
Clearway Energy, Inc., Class A	79,691	2,309,445
Clearway Energy, Inc., Class C	187,441	5,692,583
Global Water Resources, Inc.	31,684	347,574
MGE Energy, Inc.	83,145	6,369,738
Middlesex Water Co.	39,641	2,893,000
Montauk Renewables, Inc. *	147,237	979,126
New Jersey Resources Corp.	219,839	11,352,486
Northwest Natural Holding Co.	79,046	3,712,000
NorthWestern Corp.	132,462	7,764,922
ONE Gas, Inc.	122,766	9,446,844
Ormat Technologies, Inc.	119,403	10,245,971
Otter Tail Corp.	93,942	6,759,127
PNM Resources, Inc.	195,134	9,391,799
Portland General Electric Co.	204,332	10,343,286
Pure Cycle Corp. *	44,499	439,205
SJW Group	61,768	4,689,427
Southwest Gas Holdings, Inc.	152,989	8,567,384
Spire, Inc.	116,384	7,882,688
Sunnova Energy International, Inc. *(a)	226,801	4,073,346
The York Water Co.	32,519	1,367,099
Unitil Corp.	36,407	2,023,865
Via Renewables, Inc.	5,472	56,639
		172,832,127
Total Common Stocks (Cost $4,312,268,205)		5,176,673,883

RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	27,867	68,043
Oncternal Therapeutics, Inc. CVR *(b)	592	1,213
SECURITY	NUMBER OF SHARES	VALUE ($)
Tobira Therapeutics, Inc. CVR *(b)	14,029	167,575
		236,831
Total Rights (Cost $2,055)		236,831

SHORT-TERM INVESTMENTS 1.4% OF NET ASSETS

Money Market Funds 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% (c)(d)	72,902,773	72,902,773
Total Short-Term Investments (Cost $72,902,773)		72,902,773
Total Investments in Securities (Cost $4,385,173,033)		5,249,813,487

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/16/23	256	22,717,440	(32,379)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $68,930,091.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
See financial notes
Schwab Equity Index Funds | Semiannual Report61

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$4,287,098,746	$—	$—	$4,287,098,746
Health Care Equipment & Services	380,746,479	—	0 *	380,746,479
Pharmaceuticals, Biotechnology & Life Sciences	507,855,144	—	973,514	508,828,658
Rights[1]
Pharmaceuticals, Biotechnology & Life Sciences	—	—	236,831	236,831
Short-Term Investments[1]	72,902,773	—	—	72,902,773
Liabilities
Futures Contracts[2]	(32,379)	—	—	(32,379)
Total	$5,248,570,763	$—	$1,210,345	$5,249,781,108

*	Level 3 amount shown includes securities determined to have no value at April 30, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
62Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $4,385,173,033) including securities on loan of $68,930,091		$5,249,813,487
Cash		15,457,815
Deposit with broker for futures contracts		2,575,200
Receivables:
Fund shares sold		7,755,620
Dividends		1,590,174
Income from securities on loan		404,066
Investments sold		227,451
Variation margin on future contracts		100,325
Foreign tax reclaims	+	994
Total assets		5,277,925,132

Liabilities
Collateral held for securities on loan		72,902,773
Payables:
Fund shares redeemed		3,533,022
Investments bought		309,424
Investment adviser fees	+	160,262
Total liabilities		76,905,481
Net assets		$5,201,019,651

Net Assets by Source
Capital received from investors		$4,626,446,722
Total distributable earnings	+	574,572,929
Net assets		$5,201,019,651

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,201,019,651		182,558,551		$28.49

See financial notes
Schwab Equity Index Funds | Semiannual Report63

Schwab Small-Cap Index Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $54,838)		$46,993,480
Securities on loan, net	+	3,208,849
Total investment income		50,202,329

Expenses
Investment adviser fees		1,063,868
Total expenses	–	1,063,868
Net investment income		49,138,461

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(24,146,386)
Net realized gains on sales of in-kind redemptions - unaffiliated		4,851,540
Net realized losses on futures contracts	+	(1,400,628)
Net realized losses		(20,695,474)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(208,384,411)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(309,064)
Net change in unrealized appreciation (depreciation)	+	(208,693,475)
Net realized and unrealized losses		(229,388,949)
Decrease in net assets resulting from operations		($180,250,488 )
See financial notes
64Schwab Equity Index Funds | Semiannual Report

Schwab Small-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$49,138,461	$72,101,489
Net realized losses		(20,695,474)	(17,488,993)
Net change in unrealized appreciation (depreciation)	+	(208,693,475)	(1,287,296,553)
Decrease in net assets from operations		($180,250,488 )	($1,232,684,057 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($67,319,807 )	($531,629,821 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		18,318,014	$535,244,688	45,597,167	$1,444,544,971
Shares reinvested		1,875,047	53,907,614	12,345,025	436,396,621
Shares redeemed	+	(17,451,551)	(512,291,549)	(42,926,031)	(1,331,894,500)
Net transactions in fund shares		2,741,510	$76,860,753	15,016,161	$549,047,092

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		179,817,041	$5,371,729,193	164,800,880	$6,586,995,979
Total increase (decrease)	+	2,741,510	(170,709,542)	15,016,161	(1,215,266,786)
End of period		182,558,551	$5,201,019,651	179,817,041	$5,371,729,193
See financial notes
Schwab Equity Index Funds | Semiannual Report65

Schwab Total Stock Market Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$66.82	$81.64	$57.62	$53.42	$48.38	$46.25
Income (loss) from investment operations:
Net investment income (loss)[1]	0.58	1.05	1.00	1.07	0.99	0.88
Net realized and unrealized gains (losses)	4.25	(14.67)	24.10	4.21	5.18	2.12
Total from investment operations	4.83	(13.62)	25.10	5.28	6.17	3.00
Less distributions:
Distributions from net investment income	(1.05)	(0.96)	(1.08)	(0.94)	(0.90)	(0.76)
Distributions from net realized gains	—	(0.24)	—	(0.14)	(0.23)	(0.11)
Total distributions	(1.05)	(1.20)	(1.08)	(1.08)	(1.13)	(0.87)
Net asset value at end of period	$70.60	$66.82	$81.64	$57.62	$53.42	$48.38
Total return	7.33%[2]	(16.94%)	44.01%	9.94%	13.37%	6.51%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[3,4]	0.03%[4]	0.03%	0.03%	0.03%	0.03%
Net investment income (loss)	1.72%[3]	1.44%	1.37%	1.96%	1.99%	1.80%
Portfolio turnover rate	1%[2]	2%	3%	4%	3%	4%
Net assets, end of period (x 1,000,000)	$17,423	$16,046	$18,232	$11,487	$10,220	$8,410

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
66Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 1.6%
Adient plc *	40,665	1,502,165
American Axle & Manufacturing Holdings, Inc. *	48,530	346,989
Aptiv plc *	115,173	11,846,695
Autoliv, Inc.	32,767	2,811,736
AYRO, Inc. *	61,661	33,451
BorgWarner, Inc.	98,784	4,754,474
Canoo, Inc. *(a)	143,402	108,269
Cooper-Standard Holdings, Inc. *	8,444	113,572
Dana, Inc.	54,773	810,093
Dorman Products, Inc. *	12,163	1,047,964
Envirotech Vehicles, Inc. *	9,637	22,551
Faraday Future Intelligent Electric, Inc. *	218,317	37,223
Fisker, Inc. *(a)	67,936	437,508
Ford Motor Co.	1,674,617	19,894,450
Fox Factory Holding Corp. *	17,990	1,994,551
Garrett Motion, Inc. *	22,121	182,719
General Motors Co.	594,140	19,630,386
Gentex Corp.	99,559	2,746,833
Gentherm, Inc. *	14,378	857,648
Harley-Davidson, Inc.	56,679	2,102,791
Holley, Inc. *	22,922	55,242
LCI Industries	10,934	1,235,105
Lear Corp.	25,018	3,193,798
Lucid Group, Inc. *(a)	273,048	2,168,001
Luminar Technologies, Inc. *(a)	101,021	608,146
Mobileye Global, Inc., Class A *(a)	19,611	738,158
Modine Manufacturing Co. *	22,575	472,043
Motorcar Parts of America, Inc. *	7,218	35,152
Mullen Automotive, Inc. *(a)	689,902	53,053
Patrick Industries, Inc.	9,154	628,239
QuantumScape Corp. *(a)	119,952	839,664
Rivian Automotive, Inc., Class A *	232,702	2,983,240
Solid Power, Inc. *	46,229	104,940
Standard Motor Products, Inc.	7,798	280,806
Stoneridge, Inc. *	11,655	219,464
Strattec Security Corp. *	1,500	29,100
Superior Industries International, Inc. *	10,350	50,818
Tesla, Inc. *	1,145,665	188,244,216
The Goodyear Tire & Rubber Co. *	120,540	1,286,162
Thor Industries, Inc.	22,679	1,792,095
Visteon Corp. *	12,060	1,693,103
Winnebago Industries, Inc.	13,059	759,250
Workhorse Group, Inc. *(a)	70,136	66,082
XPEL, Inc. *	8,570	626,124
		279,444,069

Banks 3.4%
1895 Bancorp of Wisconsin, Inc. *	1,526	10,560
1st Source Corp.	6,934	289,009
ACNB Corp.	3,576	108,460
SECURITY	NUMBER OF SHARES	VALUE ($)
Affinity Bancshares, Inc. *	1,146	16,915
Amalgamated Financial Corp.	7,518	122,393
Amerant Bancorp, Inc.	10,892	202,591
American National Bankshares, Inc.	4,310	124,516
Ameris Bancorp	27,705	928,117
AmeriServ Financial, Inc.	4,001	11,643
Ames National Corp.	4,056	78,119
Arrow Financial Corp.	6,759	145,927
Associated Banc-Corp.	64,229	1,145,203
Atlantic Union Bankshares Corp.	31,642	905,594
Auburn National BanCorp, Inc.	800	17,640
Axos Financial, Inc. *	22,536	916,539
Banc of California, Inc.	23,171	262,991
BancFirst Corp.	7,548	603,010
Bank First Corp.	3,145	215,087
Bank of America Corp.	2,972,325	87,029,676
Bank of Hawaii Corp.	16,982	822,438
Bank of Marin Bancorp	6,631	116,905
Bank of South Carolina Corp.	1,398	19,852
Bank of the James Financial Group, Inc.	2,744	26,260
Bank OZK	46,860	1,673,839
Bank7 Corp.	2,054	49,255
BankFinancial Corp.	3,213	26,588
BankUnited, Inc.	32,097	723,787
Bankwell Financial Group, Inc.	2,376	55,266
Banner Corp.	14,660	731,827
Bar Harbor Bankshares	5,903	146,394
Baycom Corp.	4,901	81,749
Bayfirst Financial Corp.	784	11,290
BCB Bancorp, Inc.	7,033	82,989
Berkshire Hills Bancorp, Inc.	19,410	412,851
Blue Foundry Bancorp *	9,742	93,718
Blue Ridge Bankshares, Inc.	5,502	53,204
Bogota Financial Corp. *	1,050	9,125
BOK Financial Corp.	12,146	1,018,685
Bridgewater Bancshares, Inc. *	8,542	84,993
Broadway Financial Corp. *	20,059	17,857
Brookline Bancorp, Inc.	38,717	369,360
Business First Bancshares, Inc.	9,475	146,104
Byline Bancorp, Inc.	10,054	194,545
C&F Financial Corp.	1,200	63,900
Cadence Bank	77,090	1,558,760
California BanCorp *	2,455	43,355
Cambridge Bancorp	3,535	182,583
Camden National Corp.	5,912	188,888
Capital Bancorp, Inc.	3,170	53,414
Capital City Bank Group, Inc.	5,558	169,297
Capitol Federal Financial, Inc.	53,473	331,533
Capstar Financial Holdings, Inc.	7,364	98,530
Carter Bankshares, Inc. *	9,825	126,251
Catalyst Bancorp, Inc. *	1,359	14,623
Cathay General Bancorp	31,365	999,603
CB Financial Services, Inc.	2,090	44,987
Central Pacific Financial Corp.	11,311	179,619
Central Valley Community Bancorp	3,998	58,371
CF Bankshares, Inc.	2,505	42,435
Chemung Financial Corp.	1,306	52,436
See financial notes
Schwab Equity Index Funds | Semiannual Report67

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ChoiceOne Financial Services, Inc.	2,484	60,187
Citigroup, Inc.	823,981	38,784,786
Citizens & Northern Corp.	5,947	113,588
Citizens Community Bancorp Inc/WI	3,309	33,355
Citizens Financial Group, Inc.	209,863	6,493,161
Citizens Financial Services, Inc.	1,520	131,617
Citizens Holdings Co.	2,977	38,225
City Holding Co.	6,363	580,242
Civista Bancshares, Inc.	5,755	91,332
CNB Financial Corp.	8,219	154,188
Coastal Financial Corp. *	4,256	154,280
Codorus Valley Bancorp, Inc.	4,360	85,718
Colony Bankcorp, Inc.	7,200	71,136
Columbia Banking System, Inc.	89,142	1,904,073
Columbia Financial, Inc. *	14,396	241,565
Comerica, Inc.	57,717	2,503,186
Commerce Bancshares, Inc.	48,534	2,710,624
Community Bank System, Inc.	23,037	1,150,929
Community Trust Bancorp, Inc.	6,370	229,384
Community West Bancshares	3,580	44,965
ConnectOne Bancorp, Inc.	14,768	233,039
CrossFirst Bankshares, Inc. *	17,616	176,688
Cullen/Frost Bankers, Inc.	27,391	3,019,858
Cullman Bancorp, Inc.	1,374	14,619
Customers Bancorp, Inc. *	12,356	269,855
CVB Financial Corp.	55,973	837,916
Dime Community Bancshares, Inc.	13,235	272,641
Eagle Bancorp Montana, Inc.	2,563	35,933
Eagle Bancorp, Inc.	13,609	341,586
East West Bancorp, Inc.	59,742	3,088,064
Eastern Bankshares, Inc.	67,979	791,955
ECB Bancorp, Inc. *	4,412	51,973
Enterprise Bancorp, Inc.	3,412	98,402
Enterprise Financial Services Corp.	15,939	681,552
Equity Bancshares, Inc., Class A	6,351	149,566
Esquire Financial Holdings, Inc.	3,256	125,877
ESSA Bancorp, Inc.	3,176	51,102
Evans Bancorp, Inc.	2,622	80,889
F.N.B. Corp.	152,246	1,747,784
Farmers & Merchants Bancorp, Inc.	6,004	136,891
Farmers National Banc Corp.	14,833	173,398
FB Financial Corp.	14,601	429,707
Fidelity D&D Bancorp, Inc.	1,779	77,013
Fifth Third Bancorp	291,202	7,629,492
Financial Institutions, Inc.	6,134	107,222
Finward Bancorp	1,806	53,277
Finwise Bancorp *	4,562	38,549
First BanCorp	76,777	902,130
First Bancorp/Southern Pines NC	17,318	533,048
First Bank	6,140	59,619
First Busey Corp.	21,193	385,289
First Business Financial Services, Inc.	2,713	77,836
First Capital, Inc.	1,074	26,002
First Citizens BancShares, Inc., Class A	5,050	5,086,259
First Commonwealth Financial Corp.	43,700	545,376
First Community Bankshares, Inc.	6,489	151,907
First Community Corp.	3,520	74,730
First Financial Bancorp	39,528	818,230
First Financial Bankshares, Inc.	55,700	1,629,782
First Financial Corp.	4,167	143,970
First Financial Northwest, Inc.	2,960	35,964
First Foundation, Inc.	23,207	145,972
First Guaranty Bancshares, Inc.	2,887	39,234
First Hawaiian, Inc.	53,985	1,031,653
First Horizon Corp.	230,486	4,045,029
First Internet Bancorp	3,435	50,529
SECURITY	NUMBER OF SHARES	VALUE ($)
First Interstate BancSystem, Inc., Class A	37,438	958,038
First Merchants Corp.	25,485	743,652
First Mid Bancshares, Inc.	7,599	200,310
First National Corp/VA	2,648	38,528
First Northwest Bancorp	3,416	42,153
First Republic Bank (b)	79,039	277,427
First Savings Financial Group, Inc.	2,389	35,668
First Seacoast Bancorp, Inc. *	3,389	29,010
First United Corp.	2,849	42,650
First Western Financial, Inc. *	2,786	49,479
Five Star Bancorp	4,893	104,025
Flushing Financial Corp.	12,108	145,659
FNCB Bancorp, Inc.	8,643	54,451
Franklin Financial Services Corp.	1,992	57,808
FS Bancorp, Inc.	3,171	94,845
Fulton Financial Corp.	71,236	849,845
FVCBankcorp, Inc. *	4,925	47,329
German American Bancorp, Inc.	11,788	342,677
Glacier Bancorp, Inc.	47,268	1,570,716
Great Southern Bancorp, Inc.	4,013	204,181
Greene County Bancorp, Inc.	3,212	66,007
Guaranty Bancshares, Inc.	3,536	85,253
Hancock Whitney Corp.	36,120	1,319,102
Hanmi Financial Corp.	13,522	218,516
HarborOne Bancorp, Inc.	18,808	202,186
Hawthorn Bancshares, Inc.	1,986	43,930
HBT Financial, Inc.	5,821	102,682
Heartland Financial USA, Inc.	15,796	514,318
Heritage Commerce Corp.	26,186	222,581
Heritage Financial Corp.	14,372	253,091
Hilltop Holdings, Inc.	19,849	615,716
HMN Financial, Inc.	2,233	40,462
Home Bancorp, Inc.	3,387	106,115
Home BancShares, Inc.	80,550	1,753,573
HomeStreet, Inc.	8,389	81,877
HomeTrust Bancshares, Inc.	6,363	132,796
Hope Bancorp, Inc.	50,215	456,956
Horizon Bancorp, Inc.	16,744	176,314
Huntington Bancshares, Inc.	613,421	6,870,315
IF Bancorp, Inc.	584	8,643
Independent Bank Corp.	19,247	1,077,832
Independent Bank Corp., Michigan	9,444	168,292
Independent Bank Group, Inc.	15,071	548,283
International Bancshares Corp.	22,759	971,127
Investar Holding Corp.	3,333	44,729
John Marshall Bancorp, Inc.	4,443	80,951
JPMorgan Chase & Co.	1,249,084	172,673,372
Kearny Financial Corp.	30,246	235,616
KeyCorp	397,508	4,475,940
Lakeland Bancorp, Inc.	27,779	398,351
Lakeland Financial Corp.	10,817	548,097
Landmark Bancorp, Inc.	1,978	40,054
LCNB Corp.	4,732	72,400
Limestone Bancorp, Inc.	1,093	25,598
Linkbancorp, Inc.	5,773	37,294
Live Oak Bancshares, Inc.	14,105	332,314
Luther Burbank Corp.	2,989	27,021
M&T Bank Corp.	72,002	9,057,852
Macatawa Bank Corp.	10,493	98,110
Magyar Bancorp, Inc.	1,051	10,815
MainStreet Bancshares, Inc.	3,000	64,470
Malvern Bancorp, Inc. *	3,772	54,920
Mercantile Bank Corp.	5,802	162,804
Meridian Corp.	3,846	35,960
Metrocity Bankshares, Inc.	7,678	125,535
Metropolitan Bank Holding Corp. *	4,799	154,000
Mid Penn Bancorp, Inc.	5,597	126,604
See financial notes
68Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Middlefield Banc Corp.	3,452	93,860
Midland States Bancorp, Inc.	8,785	175,700
MidWestOne Financial Group, Inc.	5,792	119,894
MVB Financial Corp.	4,605	84,041
National Bank Holdings Corp., Class A	15,969	507,814
National Bankshares, Inc.	2,506	75,706
NBT Bancorp, Inc.	18,519	597,053
New York Community Bancorp, Inc.	289,915	3,099,186
Nicolet Bankshares, Inc. *	5,917	339,103
Northeast Bank	3,001	110,587
Northeast Community Bancorp, Inc.	5,675	74,172
Northfield Bancorp, Inc.	18,804	195,938
Northrim BanCorp, Inc.	2,596	89,692
Northwest Bancshares, Inc.	54,295	634,709
Norwood Financial Corp.	3,060	82,253
NSTS Bancorp, Inc. *	1,610	13,782
Oak Valley Bancorp	2,147	55,371
OceanFirst Financial Corp.	25,110	401,760
OFG Bancorp	20,123	514,545
Ohio Valley Banc Corp.	1,400	32,200
Old National Bancorp	124,636	1,671,369
Old Point Financial Corp.	1,643	35,489
Old Second Bancorp, Inc.	17,372	213,502
OP Bancorp	5,203	47,295
Orange County Bancorp, Inc.	1,662	60,347
Origin Bancorp, Inc.	12,052	354,690
Orrstown Financial Services, Inc.	4,595	88,086
Pacific Premier Bancorp, Inc.	40,415	898,830
PacWest Bancorp	49,961	507,104
Park National Corp.	6,164	667,684
Parke Bancorp, Inc.	4,518	77,664
Partners Bancorp	5,380	39,812
Pathfinder Bancorp, Inc.	593	9,079
Pathward Financial, Inc.	11,847	527,547
PB Bankshares, Inc. *	2,277	28,827
PCB Bancorp	4,081	56,399
Peapack-Gladstone Financial Corp.	6,657	176,810
Penns Woods Bancorp, Inc.	2,250	52,402
Peoples Bancorp of North Carolina, Inc.	1,896	53,240
Peoples Bancorp, Inc.	12,394	322,988
Peoples Financial Services Corp.	2,693	108,663
Pinnacle Financial Partners, Inc.	32,719	1,774,351
Pioneer Bancorp, Inc. *	2,717	23,964
Plumas Bancorp	2,267	86,849
Ponce Financial Group, Inc. *	10,983	82,043
Popular, Inc.	30,588	1,835,586
Preferred Bank	5,696	273,864
Premier Financial Corp.	14,638	243,137
Primis Financial Corp.	10,278	90,960
Princeton Bancorp, Inc.	1,590	45,585
Prosperity Bancshares, Inc.	39,042	2,444,810
Provident Bancorp, Inc.	6,035	41,219
Provident Financial Holdings, Inc.	3,562	48,586
Provident Financial Services, Inc.	32,096	561,038
QCR Holdings, Inc.	7,130	295,182
RBB Bancorp	6,055	75,324
Red River Bancshares, Inc.	1,974	90,804
Regions Financial Corp.	396,535	7,240,729
Renasant Corp.	23,632	664,532
Republic Bancorp, Inc., Class A	3,781	148,593
Republic First Bancorp, Inc. *	17,184	21,136
Richmond Mutual BanCorp., Inc.	4,348	43,437
Riverview Bancorp, Inc.	6,215	31,852
S&T Bancorp, Inc.	16,257	447,555
Salisbury Bancorp, Inc.	2,188	50,193
Sandy Spring Bancorp, Inc.	19,518	438,765
SECURITY	NUMBER OF SHARES	VALUE ($)
SB Financial Group, Inc.	3,301	46,874
Seacoast Banking Corp. of Florida	35,104	778,958
ServisFirst Bancshares, Inc.	20,812	1,051,006
Shore Bancshares, Inc.	7,290	96,811
Sierra Bancorp	5,854	95,947
Simmons First National Corp., Class A	54,646	913,135
SmartFinancial, Inc.	6,197	133,483
Sound Financial Bancorp, Inc.	596	22,332
South Plains Financial, Inc.	5,663	116,261
Southern First Bancshares, Inc. *	2,967	81,830
Southern Missouri Bancorp, Inc.	4,045	146,753
Southern States Bancshares, Inc.	2,910	65,824
Southside Bancshares, Inc.	12,464	395,483
SouthState Corp.	32,037	2,209,912
Stellar Bancorp, Inc.	19,486	447,009
Sterling Bancorp, Inc. *	9,738	52,780
Stock Yards Bancorp, Inc.	12,183	592,094
Summit Financial Group, Inc.	3,899	75,758
Summit State Bank	1,071	16,204
Synovus Financial Corp.	61,931	1,907,475
TC Bancshares, Inc.	3,005	42,671
Territorial Bancorp, Inc.	4,386	73,465
Texas Capital Bancshares, Inc. *	20,746	1,042,486
The Bancorp, Inc. *	23,768	758,437
The Community Financial Corp.	1,951	59,505
The First BanCorp, Inc.	3,588	88,624
The First Bancshares, Inc.	11,989	300,924
The First of Long Island Corp.	9,603	112,355
The Hingham Institution For Savings	707	137,554
The PNC Financial Services Group, Inc.	171,431	22,328,888
Third Coast Bancshares, Inc. *	6,287	87,641
Timberland Bancorp, Inc.	3,571	91,953
Tompkins Financial Corp.	5,291	310,158
Towne Bank	28,315	670,782
TriCo Bancshares	14,278	511,295
Triumph Financial, Inc.	9,395	488,164
Truist Financial Corp.	567,549	18,490,746
TrustCo Bank Corp.	7,608	227,023
Trustmark Corp.	26,268	627,543
U.S. Bancorp	595,325	20,407,741
UMB Financial Corp.	18,535	1,179,011
Union Bankshares, Inc.	2,125	46,814
United Bancorp, Inc.	3,371	42,306
United Bankshares, Inc.	57,288	1,897,951
United Community Banks, Inc.	48,885	1,217,236
United Security Bancshares	6,461	38,895
Unity Bancorp, Inc.	2,383	55,166
Univest Financial Corp.	12,810	257,737
USCB Financial Holdings, Inc. *	5,422	51,617
Valley National Bancorp	180,352	1,691,702
Veritex Holdings, Inc.	23,608	406,294
Virginia National Bankshares Corp.	2,256	73,839
Washington Federal, Inc.	28,038	786,186
Washington Trust Bancorp, Inc.	7,375	207,311
Webster Financial Corp.	73,669	2,747,854
Wells Fargo & Co.	1,622,527	64,495,448
WesBanco, Inc.	25,094	668,002
West Bancorp, Inc.	6,294	108,446
Westamerica Bancorp	11,683	473,278
Western Alliance Bancorp	46,076	1,710,341
Western New England Bancorp, Inc.	10,349	70,063
William Penn Bancorp, Inc.	4,788	49,604
Wintrust Financial Corp.	26,034	1,779,945
WSFS Financial Corp.	26,068	916,812
See financial notes
Schwab Equity Index Funds | Semiannual Report69

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zions Bancorp NA	63,860	1,779,140
		596,442,798

Capital Goods 6.4%
374Water, Inc. *	24,532	71,388
3D Systems Corp. *	57,208	524,025
3M Co.	235,255	24,988,786
A.O. Smith Corp.	54,011	3,688,411
AAON, Inc.	17,979	1,761,942
AAR Corp. *	14,100	744,198
Acuity Brands, Inc.	13,602	2,140,683
Advanced Drainage Systems, Inc.	26,652	2,284,609
Advent Technologies Holdings, Inc. *(a)	18,150	13,794
AECOM	59,908	4,975,359
Aerojet Rocketdyne Holdings, Inc. *	32,114	1,811,551
AeroVironment, Inc. *	10,567	1,063,991
AerSale Corp. *	7,373	119,295
AGCO Corp.	26,343	3,264,951
AgEagle Aerial Systems, Inc. *	81,955	32,208
Air Lease Corp.	43,586	1,753,029
Alamo Group, Inc.	4,314	762,413
Albany International Corp., Class A	13,181	1,202,239
Allegion plc	37,388	4,130,626
Allied Motion Technologies, Inc.	6,061	208,620
Allison Transmission Holdings, Inc.	39,329	1,918,862
Alpha Pro Tech Ltd. *	5,970	24,059
Alta Equipment Group, Inc.	10,115	143,026
Ameresco, Inc., Class A *	14,647	609,315
American Superconductor Corp. *	15,966	64,662
American Woodmark Corp. *	7,275	367,533
AMETEK, Inc.	97,572	13,458,106
Amprius Technologies, Inc. *	6,864	64,384
API Group Corp. *	85,403	1,943,772
Apogee Enterprises, Inc.	9,815	417,726
Applied Industrial Technologies, Inc.	16,400	2,224,824
Archer Aviation, Inc., Class A *	64,194	127,104
Arcosa, Inc.	20,487	1,383,692
Argan, Inc.	5,730	230,518
Armstrong World Industries, Inc.	19,307	1,325,619
Array Technologies, Inc. *	59,388	1,214,485
Astec Industries, Inc.	9,833	405,906
Astra Space, Inc. *	111,051	46,919
Astronics Corp. *	12,013	177,072
Atkore, Inc. *	16,714	2,111,480
Ault Alliance, Inc. *	163,474	14,778
Axon Enterprise, Inc. *	28,699	6,047,166
AZZ, Inc.	10,234	386,129
Babcock & Wilcox Enterprises, Inc. *	30,009	186,656
Barnes Group, Inc.	21,513	904,191
Beacon Roofing Supply, Inc. *	21,731	1,307,772
Beam Global *(a)	3,328	29,686
Blink Charging Co. *(a)	21,494	153,252
Bloom Energy Corp., Class A *	76,689	1,276,872
Blue Bird Corp. *	7,221	135,033
BlueLinx Holdings, Inc. *	3,850	269,731
Boise Cascade Co.	16,895	1,154,097
Bowman Consulting Group Ltd. *	3,474	103,525
Broadwind, Inc. *	7,298	36,198
Builders FirstSource, Inc. *	62,510	5,924,073
BWX Technologies, Inc.	38,882	2,511,000
Byrna Technologies, Inc. *	5,967	31,148
Cadre Holdings, Inc.	6,467	136,195
Capstone Green Energy Corp. *	19,983	24,979
Carlisle Cos., Inc.	21,972	4,742,656
Carrier Global Corp.	355,374	14,861,741
Caterpillar, Inc.	221,466	48,456,761
SECURITY	NUMBER OF SHARES	VALUE ($)
ChargePoint Holdings, Inc. *(a)	111,156	963,723
Chart Industries, Inc. *	18,137	2,414,035
CIRCOR International, Inc. *	8,147	226,812
Columbus McKinnon Corp.	11,948	414,715
Comfort Systems USA, Inc.	15,228	2,276,434
Commercial Vehicle Group, Inc. *	13,417	98,347
Concrete Pumping Holdings, Inc. *	9,442	65,622
Construction Partners, Inc., Class A *	17,169	445,364
Core & Main, Inc., Class A *	31,425	818,935
Crane Co. *	20,250	1,459,417
Crane Holdings Co.	20,250	959,040
CSW Industrials, Inc.	6,682	899,865
Cummins, Inc.	60,182	14,145,177
Curtiss-Wright Corp.	16,181	2,748,019
Custom Truck One Source, Inc. *	24,214	152,064
Deere & Co.	115,030	43,483,641
Desktop Metal, Inc., Class A *(a)	101,606	223,533
Distribution Solutions Group, Inc. *	1,541	71,934
Donaldson Co., Inc.	51,364	3,264,182
Douglas Dynamics, Inc.	9,360	274,342
Dover Corp.	59,379	8,678,835
Dragonfly Energy Holdings Corp. *(a)	3,845	19,456
Ducommun, Inc. *	4,493	224,650
DXP Enterprises, Inc. *	6,811	171,637
Dycom Industries, Inc. *	12,629	1,169,698
Eaton Corp. plc	169,285	28,290,909
EMCOR Group, Inc.	20,120	3,440,520
Emerson Electric Co.	243,307	20,257,741
Encore Wire Corp.	7,836	1,225,002
Energous Corp. *	53,756	20,180
Energy Recovery, Inc. *	23,814	536,529
Energy Vault Holdings, Inc. *(a)	35,879	60,636
Enerpac Tool Group Corp.	24,176	574,422
EnerSys	17,134	1,421,608
Enovix Corp. *(a)	45,893	496,562
EnPro Industries, Inc.	8,888	837,872
Eos Energy Enterprises, Inc. *(a)	26,736	45,184
Esab Corp.	22,029	1,285,612
ESCO Technologies, Inc.	10,984	1,027,773
ESS Tech, Inc. *(a)	28,078	30,043
EVI Industries, Inc. *	2,765	55,106
Evoqua Water Technologies Corp. *	52,179	2,580,252
Fastenal Co.	242,829	13,073,913
Federal Signal Corp.	25,806	1,325,912
Ferguson plc	88,202	12,420,606
Flowserve Corp.	58,221	1,943,999
Fluence Energy, Inc. *	15,762	284,662
Fluor Corp. *	60,702	1,764,000
Flux Power Holdings, Inc. *	3,973	15,534
Fortive Corp.	151,544	9,560,911
Fortune Brands Innovations, Inc.	54,311	3,513,379
Franklin Electric Co., Inc.	16,643	1,489,049
FreightCar America, Inc. *	5,033	14,998
FTAI Aviation Ltd., Class A	42,202	1,200,647
FTC Solar, Inc. *	19,667	53,691
FuelCell Energy, Inc. *	175,423	329,795
Gates Industrial Corp. plc *	43,540	586,484
GATX Corp.	14,922	1,699,765
Gencor Industries, Inc. *	3,418	45,118
Generac Holdings, Inc. *	26,982	2,758,100
General Dynamics Corp.	95,806	20,918,282
General Electric Co.	464,796	46,000,860
Gibraltar Industries, Inc. *	13,337	667,383
Global Industrial Co.	6,777	180,607
GMS, Inc. *	17,591	1,021,333
Graco, Inc.	71,831	5,695,480
GrafTech International Ltd.	82,134	386,851
Graham Corp. *	4,043	52,033
See financial notes
70Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Granite Construction, Inc.	18,734	714,327
Great Lakes Dredge & Dock Corp. *	30,154	172,782
Griffon Corp.	20,413	580,750
H&E Equipment Services, Inc.	14,463	527,900
Hayward Holdings, Inc. *	49,023	590,237
HEICO Corp.	16,822	2,836,862
HEICO Corp., Class A	29,701	3,986,765
Helios Technologies, Inc.	13,876	834,503
Herc Holdings, Inc.	10,590	1,059,212
Hexcel Corp.	35,688	2,572,391
Hillenbrand, Inc.	29,737	1,356,602
Hillman Solutions Corp. *	61,537	516,911
Honeywell International, Inc.	284,859	56,926,223
Howmet Aerospace, Inc.	156,037	6,910,879
Hubbell, Inc.	23,019	6,199,477
Hudson Technologies, Inc. *	17,443	134,834
Huntington Ingalls Industries, Inc.	16,905	3,409,062
Hurco Cos., Inc.	3,214	72,090
Hydrofarm Holdings Group, Inc. *	27,153	42,630
Hyliion Holdings Corp. *	59,911	82,078
Hyster-Yale Materials Handling, Inc.	4,451	234,390
Ideal Power, Inc. *	3,471	33,426
IDEX Corp.	32,028	6,608,017
IES Holdings, Inc. *	3,807	164,424
Illinois Tool Works, Inc.	117,998	28,548,436
Ingersoll Rand, Inc.	173,931	9,917,546
INNOVATE Corp. *	23,119	66,120
Innovative Solutions and Support, Inc. *	6,865	44,279
Insteel Industries, Inc.	7,815	215,147
iSun, Inc. *	7,289	4,592
ITT, Inc.	35,365	2,986,221
Janus International Group, Inc. *	33,335	300,015
JELD-WEN Holding, Inc. *	35,262	450,648
John Bean Technologies Corp.	13,560	1,474,108
Johnson Controls International plc	292,838	17,523,426
Kadant, Inc.	4,897	910,010
Kaman Corp.	12,339	272,322
Karat Packaging, Inc.	3,014	40,870
Kennametal, Inc.	34,295	890,298
Kratos Defense & Security Solutions, Inc. *	54,273	700,122
KULR Technology Group, Inc. *	32,998	21,449
L.B. Foster Co., Class A *	5,290	59,142
L3Harris Technologies, Inc.	81,521	15,908,823
Lennox International, Inc.	13,872	3,910,656
Limbach Holdings, Inc. *	3,036	51,430
Lincoln Electric Holdings, Inc.	24,532	4,116,470
Lindsay Corp.	4,639	560,113
Lockheed Martin Corp.	96,655	44,891,415
LSI Industries, Inc.	12,912	163,853
Luxfer Holdings plc	12,212	186,233
Manitex International, Inc. *	9,465	48,934
Markforged Holding Corp. *	47,003	45,823
Masco Corp.	96,517	5,164,625
Masonite International Corp. *	9,341	853,861
MasTec, Inc. *	25,201	2,238,101
Masterbrand, Inc. *	54,311	438,290
Matrix Service Co. *	10,847	51,632
Maxar Technologies, Inc.	32,039	1,689,096
Mayville Engineering Co., Inc. *	3,327	40,257
McGrath RentCorp	10,367	921,419
MDU Resources Group, Inc.	85,928	2,510,816
Mercury Systems, Inc. *	24,604	1,172,873
Miller Industries, Inc.	5,104	166,390
Molekule Group, Inc. *	13,717	22,770
Momentus, Inc. *	54,908	23,616
Moog, Inc., Class A	12,101	1,090,421
SECURITY	NUMBER OF SHARES	VALUE ($)
MRC Global, Inc. *	35,400	344,796
MSC Industrial Direct Co., Inc., Class A	20,140	1,827,302
Mueller Industries, Inc.	24,243	1,741,860
Mueller Water Products, Inc., Class A	66,450	890,430
MYR Group, Inc. *	7,153	915,512
National Presto Industries, Inc.	2,215	150,664
Nauticus Robotics, Inc. *(a)	9,395	21,890
NeoVolta, Inc. *	12,964	21,391
NEXTracker, Inc., Class A *	11,449	360,529
Nikola Corp. *(a)	160,299	141,945
NN, Inc. *	28,401	30,673
Nordson Corp.	22,858	4,944,414
Northrop Grumman Corp.	61,379	28,312,291
Northwest Pipe Co. *	4,286	118,036
NOW, Inc. *	46,130	492,207
Nuburu, Inc. *(a)	7,374	7,001
NuScale Power Corp. *(a)	7,866	69,771
nVent Electric plc	70,902	2,972,921
Ocean Power Technologies, Inc. *	48,625	24,706
Omega Flex, Inc.	1,422	156,434
Orion Energy Systems, Inc. *	16,987	26,160
Orion Group Holdings, Inc. *	16,674	39,684
Oshkosh Corp.	27,933	2,137,433
Otis Worldwide Corp.	176,407	15,047,517
Owens Corning	39,697	4,240,037
PACCAR, Inc.	222,277	16,601,869
Park Aerospace Corp.	8,310	108,695
Parker-Hannifin Corp.	54,770	17,793,678
Park-Ohio Holdings Corp.	3,931	50,985
Parsons Corp. *	13,686	595,341
Pentair plc	70,066	4,069,433
Perma-Pipe International Holdings, Inc. *	3,363	36,489
PGT Innovations, Inc. *	25,562	655,921
Plug Power, Inc. *(a)	222,475	2,008,949
Powell Industries, Inc.	4,127	165,328
Preformed Line Products Co.	1,284	159,576
Primoris Services Corp.	21,965	555,714
Proterra, Inc. *	83,106	97,234
Proto Labs, Inc. *	11,556	332,466
Quanex Building Products Corp.	13,404	256,016
Quanta Services, Inc.	60,679	10,293,586
Raytheon Technologies Corp.	623,082	62,245,892
RBC Bearings, Inc. *	12,299	2,791,996
Redwire Corp. *(a)	10,290	33,237
Regal Rexnord Corp.	28,030	3,648,385
Resideo Technologies, Inc. *	61,192	1,089,218
REV Group, Inc.	13,601	145,939
Rocket Lab USA, Inc. *	90,768	355,811
Rockwell Automation, Inc.	49,116	13,919,966
Rush Enterprises, Inc., Class A	18,297	971,754
Rush Enterprises, Inc., Class B	2,830	165,781
Sensata Technologies Holding plc	64,856	2,817,993
SES AI Corp. *(a)	59,899	97,635
Shoals Technologies Group, Inc., Class A *	68,148	1,423,612
Simpson Manufacturing Co., Inc.	18,178	2,286,429
SiteOne Landscape Supply, Inc. *	19,194	2,835,722
SKYX Platforms Corp. *(a)	16,813	64,058
Snap-on, Inc.	22,577	5,856,700
Spirit AeroSystems Holdings, Inc., Class A	44,832	1,334,200
SPX Technologies, Inc. *	19,158	1,219,981
Standex International Corp.	5,059	621,296
Stanley Black & Decker, Inc.	64,086	5,533,185
Stem, Inc. *(a)	64,349	272,196
Sterling Infrastructure, Inc. *	13,007	480,218
See financial notes
Schwab Equity Index Funds | Semiannual Report71

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SunPower Corp. *	35,778	472,985
Sunrun, Inc. *	90,695	1,908,223
Sunworks, Inc. *	17,256	13,995
Symbotic, Inc. *(a)	6,367	169,108
Taylor Devices, Inc. *	2,017	43,870
Tecnoglass, Inc.	8,161	357,860
Tennant Co.	7,658	585,224
Terex Corp.	28,483	1,270,057
Terran Orbital Corp. *(a)	23,493	41,818
Textron, Inc.	88,592	5,930,348
The AZEK Co., Inc. *	45,856	1,244,532
The Boeing Co. *	239,589	49,542,213
The Eastern Co.	1,809	32,110
The Gorman-Rupp Co.	9,748	239,313
The Greenbrier Cos., Inc.	14,507	383,710
The LS Starrett Co., Class A *	2,865	30,598
The Manitowoc Co., Inc. *	15,925	243,493
The Middleby Corp. *	22,968	3,235,732
The Shyft Group, Inc.	13,268	332,761
The Timken Co.	27,899	2,144,038
The Toro Co.	44,421	4,631,333
Thermon Group Holdings, Inc. *	14,491	301,123
Titan International, Inc. *	20,997	204,931
Titan Machinery, Inc. *	8,199	257,039
TPI Composites, Inc. *	19,088	235,928
Trane Technologies plc	97,392	18,096,408
Transcat, Inc. *	2,965	226,200
TransDigm Group, Inc.	22,205	16,986,825
Trex Co., Inc. *	46,736	2,554,590
Trinity Industries, Inc.	34,521	826,778
Triton International Ltd.	24,890	2,057,656
Triumph Group, Inc. *	27,104	292,994
Tutor Perini Corp. *	18,907	100,207
Twin Disc, Inc. *	5,599	64,109
UFP Industries, Inc.	26,262	2,062,092
Ultralife Corp. *	6,691	28,035
United Rentals, Inc.	29,658	10,709,800
Univar Solutions, Inc. *	69,333	2,461,321
Urban-Gro, Inc. *	4,382	8,545
V2X, Inc. *	4,770	206,064
Valmont Industries, Inc.	9,070	2,635,379
Velo3D, Inc. *(a)	23,266	54,442
Veritiv Corp.	5,644	648,326
Vertiv Holdings Co.	128,631	1,919,175
Vicor Corp. *	9,399	403,875
Virgin Galactic Holdings, Inc. *(a)	103,241	375,797
VirTra, Inc. *	8,132	42,937
W.W. Grainger, Inc.	19,172	13,335,468
Wabash National Corp.	19,725	506,341
Watsco, Inc.	14,399	4,987,526
Watts Water Technologies, Inc., Class A	11,495	1,859,086
WESCO International, Inc.	18,974	2,732,256
Westinghouse Air Brake Technologies Corp.	77,154	7,535,631
Westwater Resources, Inc. *	34,475	27,925
Willis Lease Finance Corp. *	1,159	58,530
WillScot Mobile Mini Holdings Corp. *	88,823	4,032,564
Woodward, Inc.	25,328	2,431,995
Xometry, Inc., Class A *	12,314	171,041
Xos, Inc. *	22,000	11,163
Xylem, Inc.	76,585	7,952,586
Zurn Elkay Water Solutions Corp.	65,648	1,414,714
		1,107,311,892

SECURITY	NUMBER OF SHARES	VALUE ($)
Commercial & Professional Services 1.7%
ABM Industries, Inc.	28,429	1,210,507
ACCO Brands Corp.	38,516	176,403
Acme United Corp.	1,454	38,095
ACV Auctions, Inc., Class A *	50,955	663,944
Alight, Inc., Class A *	132,799	1,228,391
Aqua Metals, Inc. *	23,651	27,199
ARC Document Solutions, Inc.	19,042	57,888
Aris Water Solution, Inc., Class A	11,072	80,493
ASGN, Inc. *	21,209	1,518,352
Asure Software, Inc. *	7,413	98,889
Aurora Innovation, Inc. *	153,867	220,030
Automatic Data Processing, Inc.	176,210	38,766,200
Barrett Business Services, Inc.	3,084	257,853
BGSF, Inc.	2,723	26,222
BlackSky Technology, Inc. *(a)	43,595	54,058
Booz Allen Hamilton Holding Corp.	56,296	5,388,653
Brady Corp., Class A	19,596	999,984
BrightView Holdings, Inc. *	19,228	106,331
Broadridge Financial Solutions, Inc.	49,992	7,269,337
CACI International, Inc., Class A *	10,018	3,138,840
Casella Waste Systems, Inc., Class A *	21,742	1,935,038
CBIZ, Inc. *	21,058	1,109,546
CECO Environmental Corp. *	12,430	144,312
Ceridian HCM Holding, Inc. *	65,406	4,151,973
Cimpress plc *	8,208	426,406
Cintas Corp.	36,725	16,738,153
Clarivate plc *	183,840	1,628,822
Clean Harbors, Inc. *	21,369	3,101,924
Concentrix Corp.	18,132	1,749,919
Conduent, Inc. *	68,566	240,667
Copart, Inc. *	182,396	14,418,404
CoreCivic, Inc. *	49,662	436,529
CoStar Group, Inc. *	174,026	13,391,301
CRA International, Inc.	2,904	305,327
CSG Systems International, Inc.	12,935	681,416
Deluxe Corp.	17,516	265,367
DLH Holdings Corp. *	3,968	38,767
Driven Brands Holdings, Inc. *	23,892	733,484
Dun & Bradstreet Holdings, Inc.	93,950	1,049,421
Ennis, Inc.	10,401	202,091
Equifax, Inc.	52,031	10,842,220
ExlService Holdings, Inc. *	14,111	2,517,120
Exponent, Inc.	21,599	1,988,188
First Advantage Corp. *	24,470	314,684
FiscalNote Holdings, Inc. *	31,549	57,104
Forrester Research, Inc. *	4,414	136,569
Franklin Covey Co. *	5,263	193,257
FTI Consulting, Inc. *	14,693	2,652,086
Fuel Tech, Inc. *	25,095	30,867
GEE Group, Inc. *	66,522	32,928
Genpact Ltd.	72,644	3,236,290
Harsco Corp. *	34,248	235,284
Healthcare Services Group, Inc.	30,803	480,835
Heidrick & Struggles International, Inc.	8,008	201,081
Heritage-Crystal Clean, Inc. *	7,053	246,573
HireQuest, Inc.	1,724	36,032
HireRight Holdings Corp. *	8,556	90,694
HNI Corp.	18,060	469,199
Hudson Global, Inc. *	1,522	33,103
Huron Consulting Group, Inc. *	8,512	721,732
ICF International, Inc.	7,219	822,966
Innodata, Inc. *	7,993	52,914
Insperity, Inc.	15,136	1,853,555
Interface, Inc.	23,118	181,245
Jacobs Solutions, Inc.	54,343	6,274,443
See financial notes
72Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
KAR Auction Services, Inc. *	46,068	623,761
KBR, Inc.	58,355	3,310,479
Kelly Services, Inc., Class A	14,539	238,585
Kforce, Inc.	8,111	479,685
Kimball International, Inc., Class B	14,994	184,576
Knightscope, Inc., Class A *	18,211	11,172
Korn Ferry	22,604	1,085,444
LegalZoom.com, Inc. *	41,173	386,203
Leidos Holdings, Inc.	58,467	5,452,632
Liquidity Services, Inc. *	10,485	137,039
ManpowerGroup, Inc.	21,518	1,629,128
Mastech Digital, Inc. *	3,073	27,135
Matthews International Corp., Class A	12,972	491,250
Maximus, Inc.	26,850	2,246,002
MillerKnoll, Inc.	32,897	559,578
Mistras Group, Inc. *	7,028	57,067
Montrose Environmental Group, Inc. *	11,954	364,119
MSA Safety, Inc.	15,667	2,032,793
NL Industries, Inc.	5,834	37,513
NV5 Global, Inc. *	5,244	496,764
Odyssey Marine Exploration, Inc. *	9,740	30,097
Paychex, Inc.	136,641	15,011,380
Paycom Software, Inc. *	20,453	5,938,938
Paycor HCM, Inc. *	20,757	487,789
Paylocity Holding Corp. *	17,485	3,379,676
Performant Financial Corp. *	24,843	80,491
Perma-Fix Environmental Services, Inc. *	5,410	49,123
Pitney Bowes, Inc.	72,387	254,078
Planet Labs PBC *	85,241	347,783
Quad Graphics, Inc. *	10,911	38,079
Quest Resource Holding Corp. *	7,972	42,849
RCM Technologies, Inc. *	3,160	35,518
Red Violet, Inc. *	5,306	90,733
Republic Services, Inc.	87,535	12,659,312
Resources Connection, Inc.	13,566	197,928
Robert Half International, Inc.	45,937	3,353,401
Rollins, Inc.	98,439	4,159,048
Science Applications International Corp.	23,168	2,363,831
Skillsoft Corp. *	35,359	43,492
SP Plus Corp. *	8,590	293,520
Spire Global, Inc. *	38,120	26,684
SS&C Technologies Holdings, Inc.	93,376	5,466,231
Steel Connect, Inc. *	28,905	30,350
Steelcase, Inc., Class A	41,203	329,624
Stericycle, Inc. *	38,887	1,775,192
Sterling Check Corp. *	9,867	110,905
TaskUS, Inc., Class A *	10,367	139,540
Team, Inc. *	2,284	11,806
Tetra Tech, Inc.	22,580	3,124,395
The Brink's Co.	19,911	1,251,406
The GEO Group, Inc. *	52,634	396,334
TransUnion	81,992	5,641,869
TriNet Group, Inc. *	15,593	1,446,719
TrueBlue, Inc. *	14,017	212,358
TTEC Holdings, Inc.	8,462	288,300
UniFirst Corp.	6,373	1,043,133
Upwork, Inc. *	50,122	479,668
Verisk Analytics, Inc.	66,502	12,908,703
Verra Mobility Corp. *	59,168	1,002,898
Viad Corp. *	8,115	154,428
VSE Corp.	4,772	201,808
Waste Management, Inc.	158,020	26,239,221
Where Food Comes From, Inc. *	1,066	14,508
Willdan Group, Inc. *	5,928	86,845
		288,868,421

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Discretionary Distribution & Retail 4.8%
1-800-Flowers.com, Inc., Class A *	11,856	109,194
1stdibs.com, Inc. *	9,755	36,679
Abercrombie & Fitch Co., Class A *	20,478	482,052
Academy Sports & Outdoors, Inc.	33,236	2,111,151
Advance Auto Parts, Inc.	25,332	3,179,926
Amazon.com, Inc. *	3,796,731	400,365,284
American Eagle Outfitters, Inc.	73,489	984,018
America's Car-Mart, Inc. *	2,651	213,114
Arhaus, Inc. *	7,622	61,128
Arko Corp.	30,423	254,336
Asbury Automotive Group, Inc. *	9,406	1,819,685
AutoNation, Inc. *	14,549	1,916,103
AutoZone, Inc. *	8,006	21,322,460
BARK, Inc. *	57,147	62,862
Barnes & Noble Education, Inc. *	11,885	18,541
Bath & Body Works, Inc.	97,229	3,412,738
Best Buy Co., Inc.	83,811	6,245,596
Big 5 Sporting Goods Corp. (a)	7,723	60,857
Big Lots, Inc.	11,917	107,134
Boot Barn Holdings, Inc. *	12,699	920,297
Brilliant Earth Group, Inc., Class A *	4,000	16,720
Build-A-Bear Workshop, Inc.	4,907	113,842
Burlington Stores, Inc. *	27,680	5,336,981
Caleres, Inc.	14,963	341,156
Camping World Holdings, Inc., Class A	17,775	397,982
CarMax, Inc. *	67,381	4,718,691
CarParts.com, Inc. *	19,856	94,117
Carvana Co. *(a)	41,387	287,226
Chewy, Inc., Class A *	39,767	1,233,175
Chico's FAS, Inc. *	51,645	260,291
Citi Trends, Inc. *	3,328	57,441
Conn's, Inc. *	7,390	35,324
Designer Brands, Inc., Class A	22,259	182,301
Destination XL Group, Inc. *	23,026	101,084
Dick's Sporting Goods, Inc.	25,450	3,690,504
Dillard's, Inc., Class A	1,404	418,940
Duluth Holdings, Inc., Class B *	5,930	37,122
eBay, Inc.	231,535	10,750,170
Envela Corp. *	4,047	25,537
Etsy, Inc. *	53,581	5,413,288
EVgo, Inc. *(a)	28,647	171,596
Express, Inc. *	47,517	38,370
Five Below, Inc. *	23,601	4,657,893
Floor & Decor Holdings, Inc., Class A *	45,132	4,483,413
Foot Locker, Inc.	33,730	1,416,323
Franchise Group, Inc.	11,469	335,468
Funko, Inc., Class A *	14,201	140,022
GameStop Corp., Class A *(a)	107,613	2,075,855
Genesco, Inc. *	5,301	183,733
Genuine Parts Co.	60,271	10,144,212
Group 1 Automotive, Inc.	6,210	1,394,021
Groupon, Inc. *(a)	10,000	35,800
GrowGeneration Corp. *	25,514	87,258
Guess?, Inc.	12,378	233,325
Haverty Furniture Cos., Inc.	5,993	180,629
Hibbett, Inc.	5,232	284,255
J Jill Inc. *	1,560	38,579
JOANN, Inc. (a)	5,197	8,991
Kirkland's, Inc. *(a)	6,028	18,385
Kohl's Corp.	47,586	1,048,320
Lands' End, Inc. *	4,426	31,734
Lazydays Holdings, Inc. *	2,659	31,509
Leslie's, Inc. *	64,399	698,729
Lithia Motors, Inc.	11,636	2,570,276
LKQ Corp.	108,621	6,270,690
See financial notes
Schwab Equity Index Funds | Semiannual Report73

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
LL Flooring Holdings, Inc. *	9,682	31,854
Lowe’s Cos., Inc.	257,489	53,513,939
Lulu's Fashion Lounge Holdings, Inc. *	2,659	5,983
Macy's, Inc.	115,102	1,880,767
MarineMax, Inc. *	8,793	256,052
Monro, Inc.	13,330	651,570
Murphy USA, Inc.	8,528	2,347,161
National Vision Holdings, Inc. *	34,427	724,344
Nordstrom, Inc. (a)	48,143	744,291
Ollie's Bargain Outlet Holdings, Inc. *	24,405	1,592,426
OneWater Marine, Inc., Class A *	4,282	113,045
O'Reilly Automotive, Inc. *	26,567	24,370,175
Overstock.com, Inc. *	19,472	396,450
Penske Automotive Group, Inc.	10,796	1,496,110
Petco Health & Wellness Co., Inc. *	33,512	333,779
PetMed Express, Inc.	10,374	159,448
Polished.Com, Inc. *	39,276	18,091
Pool Corp.	16,645	5,847,721
Qurate Retail, Inc., Series A *	145,107	115,592
Rent the Runway, Inc., Class A *(a)	22,080	57,629
Revolve Group, Inc. *	18,087	373,497
RH *	7,920	2,020,630
Ross Stores, Inc.	147,072	15,696,995
RumbleON, Inc., Class B *	3,322	22,590
Sally Beauty Holdings, Inc. *	44,879	638,628
Shift Technologies, Inc. *	6,078	8,753
Shoe Carnival, Inc.	7,662	178,141
Signet Jewelers Ltd.	19,313	1,421,051
Sleep Number Corp. *	9,204	207,550
Sonic Automotive, Inc., Class A	6,954	309,592
Sportsman's Warehouse Holdings, Inc. *	14,642	91,073
The Aaron's Co., Inc.	12,845	171,481
The Buckle, Inc.	12,881	431,900
The Cato Corp., Class A	7,948	65,571
The Children's Place, Inc. *	5,140	152,350
The Container Store Group, Inc. *	14,357	44,363
The Gap, Inc.	90,677	870,499
The Home Depot, Inc.	434,102	130,465,015
The ODP Corp. *	16,845	727,872
The RealReal, Inc. *(a)	43,796	49,051
The TJX Cos., Inc.	492,168	38,792,682
ThredUp, Inc., Class A *	31,702	83,693
Tile Shop Holdings, Inc. *	15,152	71,063
Tilly's, Inc., Class A *	9,759	73,290
Tractor Supply Co.	47,405	11,301,352
TravelCenters of America, Inc. *	5,495	473,284
Ulta Beauty, Inc. *	21,696	11,963,825
Upbound Group, Inc.	21,551	574,550
Urban Outfitters, Inc. *	25,860	699,772
Valvoline, Inc.	73,115	2,526,123
Victoria's Secret & Co. *	34,060	1,056,201
Vroom, Inc. *	52,000	42,063
Warby Parker, Inc., Class A *	26,700	281,151
Wayfair, Inc., Class A *	32,757	1,140,926
Weyco Group, Inc.	3,125	84,812
Williams-Sonoma, Inc.	28,379	3,434,994
Winmark Corp.	1,169	390,352
Zumiez, Inc. *	6,961	121,713
		835,489,308

Consumer Durables & Apparel 1.3%
Acushnet Holdings Corp.	13,529	678,209
Allbirds, Inc., Class A *	39,597	49,496
American Outdoor Brands, Inc. *	6,310	56,411
AMMO, Inc. *(a)	41,078	80,924
Aterian, Inc. *	39,259	31,062
SECURITY	NUMBER OF SHARES	VALUE ($)
Bassett Furniture Industries, Inc.	4,101	58,849
Beazer Homes USA, Inc. *	12,137	258,639
Brunswick Corp.	30,857	2,616,365
Capri Holdings Ltd. *	53,380	2,215,270
Carter's, Inc.	16,335	1,139,693
Cavco Industries, Inc. *	3,400	1,020,748
Century Communities, Inc.	11,985	807,070
Clarus Corp.	11,806	114,872
Columbia Sportswear Co.	14,813	1,237,478
Cricut, Inc., Class A (a)	18,379	167,800
Crocs, Inc. *	26,293	3,251,655
Crown Crafts, Inc.	5,621	31,028
Culp, Inc. *	2,586	14,120
D.R. Horton, Inc.	132,639	14,566,415
Deckers Outdoor Corp. *	11,311	5,421,815
Delta Apparel, Inc. *	1,907	21,721
Dream Finders Homes, Inc., Class A *	8,602	131,180
Escalade, Inc.	3,803	57,501
Ethan Allen Interiors, Inc.	9,223	257,598
Flexsteel Industries, Inc.	2,656	46,055
Fossil Group, Inc. *	19,967	67,089
Garmin Ltd.	65,222	6,402,844
G-III Apparel Group Ltd. *	17,626	276,728
GoPro, Inc., Class A *	54,737	234,274
Green Brick Partners, Inc. *	12,016	447,836
Hamilton Beach Brands Holding Co., Class A	3,706	37,097
Hanesbrands, Inc.	148,070	775,887
Hasbro, Inc.	55,345	3,277,531
Helen of Troy Ltd. *	10,307	1,034,204
Hooker Furnishings Corp.	5,571	88,078
Hovnanian Enterprises, Inc., Class A *	2,021	149,089
Installed Building Products, Inc.	9,861	1,225,426
iRobot Corp. *	11,608	456,543
JAKKS Pacific, Inc. *	3,907	87,517
Johnson Outdoors, Inc., Class A	2,060	119,480
KB Home	35,481	1,554,777
Kontoor Brands, Inc.	20,786	938,904
Lakeland Industries, Inc.	3,608	43,476
Landsea Homes Corp. *	6,542	43,177
Latham Group, Inc. *	20,641	49,745
La-Z-Boy, Inc.	19,021	546,473
Legacy Housing Corp. *	2,853	61,625
Leggett & Platt, Inc.	56,790	1,834,885
Lennar Corp., Class A	112,980	12,745,274
Levi Strauss & Co., Class A	40,543	586,252
LGI Homes, Inc. *	8,767	1,041,520
Lifetime Brands, Inc.	5,690	27,881
Live Ventures, Inc. *	537	17,050
Lululemon Athletica, Inc. *	49,480	18,798,936
M.D.C. Holdings, Inc.	24,891	1,019,784
M/I Homes, Inc. *	11,449	774,410
Malibu Boats, Inc., Class A *	8,904	505,302
Marine Products Corp.	5,165	71,122
MasterCraft Boat Holdings, Inc. *	7,841	229,506
Mattel, Inc. *	151,091	2,719,638
Meritage Homes Corp.	15,385	1,970,049
Mohawk Industries, Inc. *	22,550	2,388,045
Movado Group, Inc.	6,936	177,700
Nautilus, Inc. *	11,457	15,238
Newell Brands, Inc.	164,997	2,004,714
NIKE, Inc., Class B	529,997	67,161,220
NVR, Inc. *	1,285	7,504,400
Oxford Industries, Inc.	6,214	641,223
Peloton Interactive, Inc., Class A *	139,517	1,238,911
PLBY Group, Inc. *(a)	26,704	44,596
Polaris, Inc.	23,112	2,511,119
PulteGroup, Inc.	96,373	6,471,447
See financial notes
74Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Purple Innovation, Inc.	27,507	81,696
PVH Corp.	26,860	2,304,857
Ralph Lauren Corp.	17,440	2,001,938
Rocky Brands, Inc.	2,880	84,154
Skechers U.S.A., Inc., Class A *	57,348	3,050,340
Skyline Champion Corp. *	22,375	1,659,554
Smith & Wesson Brands, Inc.	26,697	320,898
Snap One Holdings Corp. *	8,443	82,404
Solo Brands, Inc., Class A *	6,658	53,197
Sonos, Inc. *	54,410	1,150,227
Steven Madden Ltd.	31,311	1,097,137
Sturm, Ruger & Co., Inc.	7,246	417,080
Superior Group of Cos., Inc.	5,398	42,104
Tapestry, Inc.	100,041	4,082,673
Taylor Morrison Home Corp. *	46,041	1,983,907
Tempur Sealy International, Inc.	72,668	2,722,870
The Lovesac Co. *	6,938	182,400
Toll Brothers, Inc.	43,651	2,789,735
TopBuild Corp. *	13,603	3,067,204
Topgolf Callaway Brands Corp. *	58,903	1,305,880
Traeger, Inc. *	23,917	72,708
Tri Pointe Homes, Inc. *	43,323	1,242,504
Tupperware Brands Corp. *	18,352	22,940
Under Armour, Inc., Class A *	88,754	787,248
Under Armour, Inc., Class C *	81,322	653,829
Unifi, Inc. *	5,875	51,582
Universal Electronics, Inc. *	5,590	56,179
Vera Bradley, Inc. *	11,087	58,096
VF Corp.	144,321	3,392,987
Vista Outdoor, Inc. *	23,977	577,846
Vizio Holding Corp., Class A *	23,851	204,403
VOXX International Corp. *	5,522	70,516
Vuzix Corp. *(a)	26,677	107,242
Whirlpool Corp.	23,160	3,232,904
Wolverine World Wide, Inc.	33,611	562,648
YETI Holdings, Inc. *	36,886	1,455,153
		225,779,036

Consumer Services 2.5%
2U, Inc. *	34,892	193,302
Accel Entertainment, Inc. *	23,774	210,400
ADT, Inc.	88,932	595,844
Adtalem Global Education, Inc. *	19,592	794,847
Airbnb, Inc., Class A *	170,116	20,357,782
American Public Education, Inc. *	7,053	40,202
Aramark	110,690	3,840,943
Bally's Corp. *	11,844	203,717
Biglari Holdings, Inc., Class B *	514	89,025
BJ's Restaurants, Inc. *	10,196	331,778
Bloomin' Brands, Inc.	36,977	915,920
Bluegreen Vacations Holding Corp.	3,499	100,736
Booking Holdings, Inc. *	16,505	44,337,547
Bowlero Corp. *	15,311	224,000
Boyd Gaming Corp.	33,374	2,316,156
Bright Horizons Family Solutions, Inc. *	24,488	1,864,027
Brinker International, Inc. *	18,764	749,059
Caesars Entertainment, Inc. *	91,623	4,149,606
Canterbury Park Holding Corp.	1,452	32,670
Carnival Corp. *	427,125	3,933,821
Carriage Services, Inc.	5,752	165,140
Carrols Restaurant Group, Inc. *	10,728	41,303
Century Casinos, Inc. *	13,792	97,096
Chegg, Inc. *	54,210	974,696
Chipotle Mexican Grill, Inc. *	11,780	24,356,564
Choice Hotels International, Inc.	11,733	1,496,192
Churchill Downs, Inc.	13,938	4,077,283
SECURITY	NUMBER OF SHARES	VALUE ($)
Chuy's Holdings, Inc. *	7,252	252,950
Coursera, Inc. *	35,520	441,869
Cracker Barrel Old Country Store, Inc.	9,479	1,006,291
Darden Restaurants, Inc.	51,757	7,863,441
Dave & Buster's Entertainment, Inc. *	17,690	627,287
Denny's Corp. *	24,016	269,219
Dine Brands Global, Inc.	6,725	436,654
Domino’s Pizza, Inc.	15,044	4,776,019
DoorDash, Inc., Class A *	111,950	6,850,220
DraftKings, Inc., Class A *	190,850	4,181,523
Duolingo, Inc. *	10,787	1,468,758
Dutch Bros, Inc., Class A *(a)	12,528	390,247
El Pollo Loco Holdings, Inc.	9,086	84,682
European Wax Center, Inc., Class A *	12,585	237,101
Everi Holdings, Inc. *	38,486	584,987
Expedia Group, Inc. *	62,889	5,909,050
F45 Training Holdings, Inc. *	21,969	18,676
Fiesta Restaurant Group, Inc. *	9,485	76,165
First Watch Restaurant Group, Inc. *	4,397	70,704
Frontdoor, Inc. *	34,366	940,254
Full House Resorts, Inc. *	15,255	107,395
GAN Ltd. *	31,476	52,250
Global Business Travel Group I *	6,663	40,977
Golden Entertainment, Inc. *	9,398	396,220
Graham Holdings Co., Class B	1,610	926,668
Grand Canyon Education, Inc. *	13,052	1,549,272
H&R Block, Inc.	64,668	2,192,892
Hall of Fame Resort & Entertainment Co. *(a)	3,097	25,890
Hilton Grand Vacations, Inc. *	34,004	1,455,371
Hilton Worldwide Holdings, Inc.	113,918	16,406,470
Hyatt Hotels Corp., Class A *	20,329	2,323,605
Inspired Entertainment, Inc. *	10,938	140,006
Jack in the Box, Inc.	8,574	794,724
Krispy Kreme, Inc.	28,002	430,671
Kura Sushi USA, Inc., Class A *	1,489	102,622
Las Vegas Sands Corp. *	139,487	8,906,245
Laureate Education, Inc.	56,072	694,732
Life Time Group Holdings, Inc. *	24,073	500,478
Light & Wonder, Inc. *	39,704	2,393,754
Lincoln Educational Services Corp. *	10,639	62,025
Lindblad Expeditions Holdings, Inc. *	13,166	148,907
Marriott International, Inc., Class A	114,557	19,399,082
Marriott Vacations Worldwide Corp.	16,150	2,173,144
McDonald’s Corp.	311,623	92,162,502
Membership Collective Group, Inc., Class A *	16,810	109,769
MGM Resorts International	133,596	6,001,132
Mister Car Wash, Inc. *	34,014	300,003
Monarch Casino & Resort, Inc.	5,776	400,623
Nathan's Famous, Inc.	1,235	92,193
Nerdy, Inc. *	26,826	106,499
Noodles & Co. *	16,309	80,566
Norwegian Cruise Line Holdings Ltd. *	186,125	2,484,769
OneSpaWorld Holdings Ltd. *	25,869	310,428
Papa John's International, Inc.	13,521	1,011,236
Penn Entertainment, Inc. *	66,091	1,968,851
Perdoceo Education Corp. *	27,649	358,884
Planet Fitness, Inc., Class A *	35,586	2,958,620
Playa Hotels & Resorts N.V. *	56,702	527,896
PlayAGS, Inc. *	10,629	56,121
Portillo's, Inc., Class A *	18,362	396,986
Potbelly Corp. *	11,690	122,511
RCI Hospitality Holdings, Inc.	3,668	274,733
Red Robin Gourmet Burgers, Inc. *	6,715	87,765
Red Rock Resorts, Inc., Class A	20,415	996,252
Rover Group, Inc. *	43,669	197,821
Royal Caribbean Cruises Ltd. *	93,550	6,120,976
See financial notes
Schwab Equity Index Funds | Semiannual Report75

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Rush Street Interactive, Inc. *	20,546	63,898
Ruth's Hospitality Group, Inc.	13,860	223,978
Sabre Corp. *	140,098	560,392
SeaWorld Entertainment, Inc. *	16,942	909,108
Service Corp. International	66,439	4,663,353
Shake Shack, Inc., Class A *	15,960	874,768
Six Flags Entertainment Corp. *	30,964	751,496
Sonder Holdings, Inc. *	52,572	21,560
Starbucks Corp.	488,963	55,883,581
Strategic Education, Inc.	9,508	836,704
Stride, Inc. *	17,428	748,707
Sweetgreen, Inc., Class A *	30,982	245,997
Target Hospitality Corp. *	10,745	135,494
Texas Roadhouse, Inc.	28,419	3,143,710
The Beachbody Co., Inc. *	60,569	28,262
The Cheesecake Factory, Inc.	20,167	679,426
The ONE Group Hospitality, Inc. *	12,060	94,430
The Wendy's Co.	75,807	1,675,335
Travel & Leisure Co.	34,458	1,318,708
Udemy, Inc. *	27,212	247,357
Universal Technical Institute, Inc. *	13,710	96,793
Vacasa, Inc., Class A *	39,127	31,169
Vail Resorts, Inc.	17,162	4,127,804
Wingstop, Inc.	12,709	2,543,198
WW International, Inc. *	22,549	188,284
Wyndham Hotels & Resorts, Inc.	37,342	2,547,471
Wynn Resorts Ltd. *	43,829	5,008,778
Xponential Fitness, Inc., Class A *	9,583	317,006
Yum! Brands, Inc.	119,298	16,770,913
		436,063,969

Consumer Staples Distribution & Retail 1.8%
Albertsons Cos., Inc., Class A	68,521	1,432,089
BJ's Wholesale Club Holdings, Inc. *	57,774	4,412,200
Casey's General Stores, Inc.	16,210	3,709,172
Costco Wholesale Corp.	188,804	95,009,949
Dollar General Corp.	95,410	21,129,499
Dollar Tree, Inc. *	89,089	13,693,870
Grocery Outlet Holding Corp. *	37,921	1,129,287
HF Foods Group, Inc. *	16,494	64,657
Ingles Markets, Inc., Class A	6,246	574,882
MedAvail Holdings, Inc. *	11,882	2,436
Natural Grocers by Vitamin Cottage, Inc.	4,452	48,037
Performance Food Group Co. *	66,313	4,157,162
PriceSmart, Inc.	10,701	788,450
SpartanNash Co.	15,368	376,823
Sprouts Farmers Market, Inc. *	45,293	1,569,855
Sysco Corp.	215,873	16,566,094
Target Corp.	196,525	31,001,819
The Andersons, Inc.	12,958	579,223
The Chefs' Warehouse, Inc. *	14,908	495,840
The Kroger Co.	277,249	13,482,619
U.S. Foods Holding Corp. *	86,911	3,337,382
United Natural Foods, Inc. *	25,620	698,657
Village Super Market, Inc., Class A	2,371	51,901
Walgreens Boots Alliance, Inc.	304,762	10,742,861
Walmart, Inc.	596,647	90,075,798
Weis Markets, Inc.	7,027	579,657
		315,710,219

Energy 4.6%
Adams Resources & Energy, Inc.	794	30,251
Aemetis, Inc. *(a)	14,199	31,522
American Resources Corp. *	17,208	19,101
Amplify Energy Corp. *	16,372	113,131
SECURITY	NUMBER OF SHARES	VALUE ($)
Antero Midstream Corp.	143,531	1,544,394
Antero Resources Corp. *	116,955	2,688,795
APA Corp.	136,627	5,034,705
Arch Resources, Inc.	7,593	928,244
Archrock, Inc.	57,597	592,673
Baker Hughes Co.	427,693	12,505,743
Berry Corp.	27,783	212,262
Bristow Group, Inc. *	9,727	217,593
Cactus, Inc., Class A	27,202	1,101,137
California Resources Corp.	31,211	1,264,045
Callon Petroleum Co. *	21,358	707,804
Centrus Energy Corp., Class A *	4,789	140,318
ChampionX Corp.	84,168	2,279,269
Cheniere Energy, Inc.	106,264	16,258,392
Chesapeake Energy Corp.	45,385	3,752,432
Chevron Corp.	757,095	127,631,075
Chord Energy Corp.	18,002	2,562,225
Civitas Resources, Inc.	22,016	1,520,205
Clean Energy Fuels Corp. *	78,451	334,986
CNX Resources Corp. *	73,402	1,139,933
Comstock Resources, Inc.	38,848	446,752
ConocoPhillips	520,807	53,585,832
CONSOL Energy, Inc.	13,692	812,483
Core Laboratories N.V.	19,266	433,678
Coterra Energy, Inc.	335,575	8,590,720
Crescent Energy Co., Class A	16,190	188,128
CVR Energy, Inc.	11,947	314,684
Delek US Holdings, Inc.	29,062	632,098
Denbury, Inc. *	21,107	1,970,972
Devon Energy Corp.	277,997	14,853,380
Diamond Offshore Drilling, Inc. *	43,981	505,342
Diamondback Energy, Inc.	78,200	11,120,040
DMC Global, Inc. *	8,614	163,149
Dorian LPG Ltd.	14,057	312,347
Dril-Quip, Inc. *	14,876	405,817
DTE Midstream LLC *	42,914	2,114,373
Earthstone Energy, Inc., Class A *	15,789	214,099
Empire Petroleum Corp. *	3,665	39,765
Enviva, Inc.	13,692	294,378
EOG Resources, Inc.	250,286	29,901,668
Epsilon Energy Ltd.	5,425	29,078
EQT Corp.	156,175	5,441,137
Equitrans Midstream Corp.	186,653	961,263
Evolution Petroleum Corp.	11,036	72,727
Excelerate Energy, Inc., Class A	7,154	153,811
Expro Group Holdings N.V. *	29,238	581,544
Exxon Mobil Corp.	1,752,993	207,449,192
Forum Energy Technologies, Inc. *	1,428	31,644
Geospace Technologies Corp. *	3,725	26,895
Gevo, Inc. *	101,823	118,115
Granite Ridge Resources, Inc.	7,482	42,498
Green Plains, Inc. *	25,362	866,620
Gulf Island Fabrication, Inc. *	6,007	20,904
Gulfport Energy Corp. *	4,920	445,063
Hallador Energy Co. *	10,747	86,406
Halliburton Co.	387,684	12,696,651
Helix Energy Solutions Group, Inc. *	60,683	439,952
Helmerich & Payne, Inc.	44,341	1,470,348
Hess Corp.	118,812	17,234,869
HF Sinclair Corp.	57,081	2,517,843
HighPeak Energy, Inc. (a)	5,507	108,818
Houston American Energy Corp. *	4,107	9,241
Independence Contract Drilling, Inc. *	7,301	22,341
International Seaways, Inc.	16,766	667,622
Kinder Morgan, Inc.	841,462	14,431,073
Kinetik Holdings, Inc.	8,914	274,551
KLX Energy Services Holdings, Inc. *	4,291	42,781
Kosmos Energy Ltd. *	192,252	1,230,413
See financial notes
76Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Liberty Energy, Inc.	64,955	832,074
Lightbridge Corp. *	5,562	20,413
Magnolia Oil & Gas Corp., Class A	70,978	1,499,055
Mammoth Energy Services, Inc. *	10,739	39,627
Marathon Oil Corp.	270,314	6,530,786
Marathon Petroleum Corp.	193,098	23,557,956
Matador Resources Co.	47,683	2,337,897
Murphy Oil Corp.	61,730	2,266,108
Nabors Industries Ltd. *	3,829	381,904
NACCO Industries, Inc., Class A	1,966	71,012
Natural Gas Services Group, Inc. *	4,213	43,394
New Fortress Energy, Inc.	20,475	620,188
Newpark Resources, Inc. *	32,811	131,244
NextDecade Corp. *	23,217	144,642
NexTier Oilfield Solutions, Inc. *	68,372	552,446
Nine Energy Service, Inc. *	5,821	22,469
Noble Corp. plc *	41,470	1,594,521
Northern Oil and Gas, Inc.	31,578	1,047,442
NOV, Inc.	166,879	2,795,223
Occidental Petroleum Corp.	309,850	19,065,070
Oceaneering International, Inc. *	43,414	769,730
Oil States International, Inc. *	29,052	204,526
ONEOK, Inc.	190,064	12,432,086
Overseas Shipholding Group, Inc., Class A *	30,088	115,538
Ovintiv, Inc.	104,626	3,774,906
Par Pacific Holdings, Inc. *	23,324	546,481
Patterson-UTI Energy, Inc.	91,756	1,026,750
PBF Energy, Inc., Class A	48,591	1,693,882
PDC Energy, Inc.	39,006	2,537,340
Peabody Energy Corp. *	49,804	1,196,292
Permian Resources Corp.	99,255	1,037,215
Phillips 66	198,405	19,642,095
PHX Minerals, Inc.	5,803	15,726
Pioneer Natural Resources Co.	101,302	22,038,251
PrimeEnergy Resources Corp. *	362	31,271
Profire Energy, Inc. *	27,669	32,096
ProFrac Holding Corp., Class A *	13,542	151,670
ProPetro Holding Corp. *	39,887	276,816
Range Resources Corp.	103,282	2,731,809
Ranger Energy Services, Inc. *	5,075	56,840
Ranger Oil Corp., Class A	8,409	346,451
REX American Resources Corp. *	6,150	173,984
Riley Exploration Permian, Inc.	1,796	75,450
Ring Energy, Inc. *	39,328	71,184
RPC, Inc.	36,343	268,575
SandRidge Energy, Inc. *	12,685	179,746
Schlumberger Ltd.	605,646	29,888,630
SEACOR Marine Holdings, Inc. *	10,252	85,502
Select Energy Services, Inc., Class A	37,795	280,817
SilverBow Resources, Inc. *	5,751	137,161
Sitio Royalties Corp., Class A	31,472	799,074
SM Energy Co.	52,363	1,470,353
Smart Sand, Inc. *	17,439	29,995
Solaris Oilfield Infrastructure, Inc., Class A	15,678	120,407
Southwestern Energy Co. *	469,486	2,436,632
Talos Energy, Inc. *	27,180	370,463
Targa Resources Corp.	97,403	7,356,849
TechnipFMC plc *	189,098	2,588,752
Tellurian, Inc. *	238,073	338,064
TETRA Technologies, Inc. *	48,733	138,889
Texas Pacific Land Corp.	2,620	3,871,443
The Williams Cos., Inc.	520,019	15,735,775
Tidewater, Inc. *	21,331	960,535
Transocean Ltd. *	283,753	1,674,143
Uranium Energy Corp. *	155,668	406,293
US Silica Holdings, Inc. *	33,313	434,735
SECURITY	NUMBER OF SHARES	VALUE ($)
VAALCO Energy, Inc.	43,433	185,893
Valaris Ltd. *	25,693	1,541,580
Valero Energy Corp.	164,117	18,819,296
Vertex Energy, Inc. *	25,874	204,405
Vital Energy, Inc. *	7,011	326,222
Vitesse Energy, Inc.	9,069	166,870
W&T Offshore, Inc. *	41,992	183,505
Weatherford International plc *	27,290	1,763,753
World Fuel Services Corp.	25,958	613,647
		804,893,204

Equity Real Estate Investment Trusts (REITs) 2.9%
Acadia Realty Trust	40,417	546,034
Agree Realty Corp.	37,516	2,550,713
Alexander & Baldwin, Inc.	30,000	576,900
Alexander's, Inc.	964	179,371
Alexandria Real Estate Equities, Inc.	67,781	8,417,045
Alpine Income Property Trust, Inc.	4,623	74,338
American Assets Trust, Inc.	21,772	396,250
American Homes 4 Rent, Class A	130,664	4,345,885
American Tower Corp.	198,338	40,538,304
Americold Realty Trust, Inc.	114,156	3,377,876
Apartment Income REIT Corp.	63,306	2,341,056
Apartment Investment & Management Co., Class A	64,227	502,897
Apple Hospitality REIT, Inc.	90,111	1,341,753
Armada Hoffler Properties, Inc.	28,123	329,602
Ashford Hospitality Trust, Inc. *	20,431	69,465
AvalonBay Communities, Inc.	59,514	10,734,540
Bluerock Homes Trust, Inc. *	1,536	30,351
Boston Properties, Inc.	62,359	3,327,476
Braemar Hotels & Resorts, Inc.	24,766	94,111
Brandywine Realty Trust	78,926	310,179
Brixmor Property Group, Inc.	127,321	2,715,757
Broadstone Net Lease, Inc.	72,575	1,173,538
BRT Apartments Corp.	5,530	95,835
Camden Property Trust	46,990	5,171,249
CareTrust REIT, Inc.	42,114	820,802
CBL & Associates Properties, Inc.	10,443	241,547
Centerspace	6,268	353,390
Chatham Lodging Trust	21,672	221,921
City Office REIT, Inc.	16,407	95,489
Clipper Realty, Inc.	5,283	27,736
Community Healthcare Trust, Inc.	10,035	359,153
Corporate Office Properties Trust	47,650	1,090,709
Cousins Properties, Inc.	64,055	1,397,040
Creative Media & Community Trust Corp.	3,238	14,506
Crown Castle, Inc.	184,753	22,741,247
CTO Realty Growth, Inc.	7,821	131,706
CubeSmart	95,432	4,341,202
DiamondRock Hospitality Co.	88,294	716,064
Digital Realty Trust, Inc.	123,357	12,230,847
Diversified Healthcare Trust	100,000	91,340
Douglas Emmett, Inc.	76,519	985,565
Easterly Government Properties, Inc.	38,052	535,392
EastGroup Properties, Inc.	18,505	3,082,193
Elme Communities	36,405	627,258
Empire State Realty Trust, Inc., Class A	58,131	355,180
EPR Properties	31,758	1,332,566
Equinix, Inc.	39,427	28,548,302
Equity Commonwealth	45,821	949,411
Equity LifeStyle Properties, Inc.	74,302	5,119,408
Equity Residential	144,950	9,168,087
Essential Properties Realty Trust, Inc.	60,319	1,492,895
Essex Property Trust, Inc.	27,548	6,053,122
See financial notes
Schwab Equity Index Funds | Semiannual Report77

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Extra Space Storage, Inc.	56,926	8,655,029
Farmland Partners, Inc.	21,207	221,401
Federal Realty Investment Trust	31,134	3,078,841
First Industrial Realty Trust, Inc.	55,934	2,934,857
Four Corners Property Trust, Inc.	35,408	903,258
Franklin Street Properties Corp.	36,290	42,096
Gaming & Leisure Properties, Inc.	108,967	5,666,284
Getty Realty Corp.	17,969	598,907
Gladstone Commercial Corp.	16,360	195,338
Gladstone Land Corp.	14,746	237,558
Global Medical REIT, Inc.	26,096	242,171
Global Net Lease, Inc.	44,986	506,542
Global Self Storage, Inc.	1,987	10,134
Healthcare Realty Trust, Inc.	166,533	3,294,023
Healthpeak Properties, Inc.	232,786	5,114,308
Hersha Hospitality Trust, Class A	15,131	95,325
Highwoods Properties, Inc.	45,436	1,041,393
Host Hotels & Resorts, Inc.	303,589	4,909,034
Hudson Pacific Properties, Inc.	56,547	314,401
Independence Realty Trust, Inc.	96,227	1,602,180
Indus Realty Trust, Inc.	2,155	143,458
Industrial Logistics Properties Trust	25,951	53,459
Innovative Industrial Properties, Inc.	11,890	815,060
InvenTrust Properties Corp.	29,223	658,979
Invitation Homes, Inc.	247,270	8,251,400
Iron Mountain, Inc.	123,435	6,818,549
JBG SMITH Properties	43,361	618,761
Kilroy Realty Corp.	44,547	1,302,554
Kimco Realty Corp.	262,547	5,038,277
Kite Realty Group Trust	93,067	1,928,348
Lamar Advertising Co., Class A	36,992	3,909,315
Life Storage, Inc.	36,086	4,849,237
LTC Properties, Inc.	17,442	583,435
LXP Industrial Trust	118,079	1,109,943
Medical Properties Trust, Inc. (a)	252,804	2,217,091
Mid-America Apartment Communities, Inc.	49,091	7,550,196
Modiv, Inc., Class C	3,196	35,156
National Health Investors, Inc.	18,522	921,840
National Retail Properties, Inc.	77,626	3,376,731
National Storage Affiliates Trust	36,209	1,395,857
NETSTREIT Corp.	23,067	420,281
New Century Financial Corp. *(c)	3,600	0
NexPoint Diversified Real Estate Trust	15,099	160,955
NexPoint Residential Trust, Inc.	9,644	414,017
Office Properties Income Trust	20,035	130,628
Omega Healthcare Investors, Inc.	99,238	2,655,609
One Liberty Properties, Inc.	6,163	135,709
Orion Office REIT, Inc.	24,022	147,495
Outfront Media, Inc.	61,918	1,031,554
Paramount Group, Inc.	73,678	319,026
Park Hotels & Resorts, Inc.	96,007	1,156,884
Pebblebrook Hotel Trust	56,749	807,538
Phillips Edison & Co., Inc.	49,852	1,572,332
Physicians Realty Trust	97,648	1,408,084
Piedmont Office Realty Trust, Inc., Class A	53,125	345,844
Plymouth Industrial REIT, Inc.	16,461	333,171
Postal Realty Trust, Inc., Class A	7,337	112,770
PotlatchDeltic Corp.	34,042	1,573,762
Power REIT *	1,270	3,404
Presidio Property Trust, Inc., Class A	8,865	8,252
Prologis, Inc.	393,291	49,259,698
Public Storage	67,310	19,845,007
Rayonier, Inc.	62,219	1,951,188
Realty Income Corp.	267,154	16,787,957
Regency Centers Corp.	65,417	4,018,566
Retail Opportunity Investments Corp.	53,563	697,926
SECURITY	NUMBER OF SHARES	VALUE ($)
Rexford Industrial Realty, Inc.	80,443	4,486,306
RLJ Lodging Trust	69,831	705,293
RPT Realty	37,081	344,853
Ryman Hospitality Properties, Inc.	23,438	2,101,451
Sabra Health Care REIT, Inc.	97,971	1,116,869
Safehold, Inc.	16,148	447,609
Saul Centers, Inc.	5,768	207,821
SBA Communications Corp.	45,933	11,983,460
Service Properties Trust	70,215	615,786
Simon Property Group, Inc.	139,267	15,781,736
SITE Centers Corp.	76,787	947,552
SL Green Realty Corp. (a)	27,349	647,351
Spirit Realty Capital, Inc.	59,550	2,290,293
STAG Industrial, Inc.	76,121	2,578,218
Star Holdings *	6,000	96,840
Summit Hotel Properties, Inc.	47,221	304,103
Sun Communities, Inc.	53,385	7,416,778
Sunstone Hotel Investors, Inc.	90,577	863,199
Tanger Factory Outlet Centers, Inc.	44,779	878,116
Terreno Realty Corp.	30,960	1,906,826
The Macerich Co.	90,884	907,931
The Necessity Retail REIT, Inc.	59,439	327,509
UDR, Inc.	131,781	5,446,509
UMH Properties, Inc.	22,187	337,242
Uniti Group, Inc.	99,003	338,590
Universal Health Realty Income Trust	5,432	236,292
Urban Edge Properties	49,559	727,031
Urstadt Biddle Properties, Inc., Class A	13,664	235,294
Ventas, Inc.	171,604	8,245,572
Veris Residential, Inc. *	34,121	557,878
VICI Properties, Inc.	426,964	14,491,158
Vornado Realty Trust	68,363	1,026,129
Welltower, Inc.	202,388	16,033,177
Weyerhaeuser Co.	311,734	9,323,964
Whitestone REIT	20,066	179,591
WP Carey, Inc.	89,315	6,627,173
Xenia Hotels & Resorts, Inc.	48,753	617,213
		510,281,699

Financial Services 7.8%
Acacia Research Corp. *	18,555	71,437
ACRES Commercial Realty Corp.	3,144	27,793
AFC Gamma, Inc.	5,432	65,836
Affiliated Managers Group, Inc.	15,999	2,309,936
Affirm Holdings, Inc. *	92,102	908,126
AG Mortgage Investment Trust, Inc.	10,503	58,292
AGNC Investment Corp.	244,306	2,421,072
Alerus Financial Corp.	6,417	92,341
Ally Financial, Inc.	127,511	3,363,740
AlTi Global, Inc. *(a)	9,783	60,361
A-Mark Precious Metals, Inc.	8,142	291,484
American Express Co.	253,375	40,879,522
Ameriprise Financial, Inc.	44,935	13,710,567
Angel Oak Mortgage, Inc. (a)	9,942	76,852
Annaly Capital Management, Inc.	198,438	3,964,791
Apollo Commercial Real Estate Finance, Inc.	64,267	650,382
Apollo Global Management, Inc.	186,635	11,830,793
Arbor Realty Trust, Inc. (a)	72,905	836,220
Ares Commercial Real Estate Corp.	22,535	194,026
Ares Management Corp., Class A	66,449	5,820,268
Arlington Asset Investment Corp., Class A *	17,051	44,503
ARMOUR Residential REIT, Inc.	73,989	377,344
Artisan Partners Asset Management, Inc., Class A	28,952	1,003,766
See financial notes
78Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Assetmark Financial Holdings, Inc. *	9,288	284,956
Associated Capital Group, Inc., Class A	1,818	67,866
Atlanticus Holdings Corp. *	2,144	62,519
Avantax, Inc. *	16,880	428,246
AvidXchange Holdings, Inc. *	56,022	416,243
B. Riley Financial, Inc. (a)	6,796	214,074
Bakkt Holdings, Inc. *(a)	25,312	34,171
Berkshire Hathaway, Inc., Class B *	767,040	252,010,992
BGC Partners, Inc., Class A	138,704	628,329
BlackRock, Inc.	63,735	42,778,932
Blackstone Mortgage Trust, Inc., Class A	73,656	1,343,485
Blackstone, Inc.	303,313	27,094,950
Block, Inc. *	230,142	13,990,332
Blue Owl Capital, Inc.	150,995	1,700,204
BM Technologies, Inc. *	10,210	30,630
Bread Financial Holdings, Inc.	21,541	594,532
Bridge Investment Group Holdings, Inc., Class A	13,376	133,626
Brightsphere Investment Group, Inc.	14,000	316,120
BrightSpire Capital, Inc.	52,714	300,470
Broadmark Realty Capital, Inc.	60,204	295,602
Cannae Holdings, Inc. *	31,447	573,593
Cantaloupe, Inc. *	26,721	147,233
Capital One Financial Corp.	163,090	15,868,657
Cass Information Systems, Inc.	4,795	175,401
Cboe Global Markets, Inc.	45,470	6,352,159
Cherry Hill Mortgage Investment Corp. (a)	7,830	43,300
Chicago Atlantic Real Estate Finance, Inc.	418	5,919
Chimera Investment Corp.	98,492	559,434
Claros Mortgage Trust, Inc.	50,991	609,852
CME Group, Inc.	153,190	28,458,106
Cohen & Steers, Inc.	10,667	640,660
Coinbase Global, Inc., Class A *(a)	68,014	3,658,473
Consumer Portfolio Services, Inc. *	5,099	53,081
Corebridge Financial, Inc.	33,114	558,302
Credit Acceptance Corp. *	2,600	1,272,700
Curo Group Holdings Corp.	9,738	15,581
Diamond Hill Investment Group, Inc.	1,364	221,132
Discover Financial Services	113,293	11,722,427
Donnelley Financial Solutions, Inc. *	10,245	443,096
Dynex Capital, Inc.	22,582	267,822
Ellington Financial, Inc.	27,895	356,219
Ellington Residential Mortgage REIT	6,980	51,443
Enact Holdings, Inc.	11,655	281,352
Encore Capital Group, Inc. *	9,929	510,152
Enova International, Inc. *	13,316	584,839
Equitable Holdings, Inc.	146,112	3,797,451
Essent Group Ltd.	45,439	1,929,794
Euronet Worldwide, Inc. *	19,909	2,204,723
Evercore, Inc., Class A	15,127	1,725,537
EVERTEC, Inc.	27,273	946,100
EZCORP, Inc., Class A *	20,871	179,699
FactSet Research Systems, Inc.	16,269	6,697,785
Federal Agricultural Mortgage Corp., Class C	4,048	539,558
Federated Hermes, Inc.	35,927	1,487,018
Fidelity National Information Services, Inc.	254,347	14,935,256
Finance Of America Cos., Inc., Class A *	18,960	30,905
FirstCash Holdings, Inc.	15,825	1,630,450
Fiserv, Inc. *	270,665	33,053,610
FleetCor Technologies, Inc. *	31,358	6,708,103
SECURITY	NUMBER OF SHARES	VALUE ($)
Flywire Corp. *	26,926	785,431
Focus Financial Partners, Inc., Class A *	24,470	1,270,972
Forge Global Holdings, Inc. *	45,163	60,518
Franklin BSP Realty Trust, Inc.	34,676	437,958
Franklin Resources, Inc.	121,700	3,271,296
GCM Grosvenor, Inc., Class A	19,770	159,544
Global Payments, Inc.	112,875	12,722,141
Granite Point Mortgage Trust, Inc.	23,489	104,996
Great Ajax Corp.	9,397	61,832
Green Dot Corp., Class A *	20,026	344,247
Greenhill & Co., Inc.	6,539	46,427
Guild Holdings Co., Class A *	4,604	46,132
Hamilton Lane, Inc., Class A	15,270	1,125,094
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	38,091	1,081,023
Heritage Global, Inc. *	7,824	22,611
Houlihan Lokey, Inc.	21,516	1,966,132
I3 Verticals, Inc., Class A *	10,325	240,056
Interactive Brokers Group, Inc., Class A	44,163	3,438,089
Intercontinental Exchange, Inc.	238,096	25,935,797
International Money Express, Inc. *	13,887	358,007
Invesco Ltd.	193,456	3,313,901
Invesco Mortgage Capital, Inc.	17,470	185,357
Jack Henry & Associates, Inc.	31,035	5,069,257
Jackson Financial, Inc., Class A	24,618	886,494
Janus Henderson Group plc	56,434	1,464,462
Jefferies Financial Group, Inc.	77,059	2,468,200
KKR & Co., Inc.	247,356	13,127,183
KKR Real Estate Finance Trust, Inc.	24,272	260,681
Ladder Capital Corp. REIT	45,751	427,772
Lazard Ltd., Class A	48,303	1,511,884
LendingClub Corp. *	46,098	330,984
LendingTree, Inc. *	4,731	112,740
loanDepot, Inc., Class A *	18,055	33,041
LPL Financial Holdings, Inc.	33,721	7,042,294
Lument Finance Trust, Inc.	24,035	44,224
MarketAxess Holdings, Inc.	16,004	5,095,193
MarketWise, Inc. *	11,705	21,537
Marqeta, Inc., Class A *	185,915	752,956
Mastercard, Inc., Class A	359,088	136,464,213
Medallion Financial Corp.	6,557	38,949
Merchants Bancorp	10,145	235,364
MFA Financial, Inc.	38,698	413,682
MGIC Investment Corp.	124,868	1,856,787
Moelis & Co., Class A	27,406	1,038,139
MoneyGram International, Inc. *	40,535	411,836
Moneylion, Inc. *	1,189	11,058
Moody's Corp.	67,256	21,059,199
Morgan Stanley	555,494	49,977,795
Morningstar, Inc.	10,717	1,910,948
Mr Cooper Group, Inc. *	29,229	1,353,303
MSCI, Inc.	34,162	16,481,457
Nasdaq, Inc.	145,722	8,068,627
Navient Corp.	42,815	708,160
Nelnet, Inc., Class A	7,716	743,051
NerdWallet, Inc., Class A *	14,084	191,120
New York Mortgage Trust, Inc.	42,047	432,246
Nexpoint Real Estate Finance, Inc.	3,199	44,530
Nicholas Financial, Inc. *	6,032	29,677
NMI Holdings, Inc., Class A *	36,089	844,483
Northern Trust Corp.	88,700	6,932,792
Ocwen Financial Corp. *	3,090	88,992
OneMain Holdings, Inc.	50,954	1,955,105
Open Lending Corp., Class A *	44,911	315,724
Oportun Financial Corp. *	13,044	53,089
Oppenheimer Holdings, Inc., Class A	3,500	130,865
See financial notes
Schwab Equity Index Funds | Semiannual Report79

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
OppFi, Inc. *(a)	7,166	13,615
Orchid Island Capital, Inc. (a)	18,141	194,109
P10, Inc., Class A	14,773	152,605
Paymentus Holdings, Inc., Class A *	8,752	72,029
Payoneer Global, Inc. *	82,495	450,423
PayPal Holdings, Inc. *	482,354	36,658,904
Paysign, Inc. *	9,553	33,913
PennyMac Financial Services, Inc.	12,693	793,186
PennyMac Mortgage Investment Trust	37,798	469,829
Perella Weinberg Partners, Class A	19,698	155,614
Piper Sandler Cos.	5,914	800,992
PJT Partners, Inc., Class A	10,526	723,873
PRA Group, Inc. *	16,584	601,502
Priority Technology Holdings, Inc. *	9,469	30,395
PROG Holdings, Inc. *	21,009	635,102
Radian Group, Inc.	66,032	1,602,597
Raymond James Financial, Inc.	82,330	7,453,335
Ready Capital Corp.	41,326	443,428
Redwood Trust, Inc.	48,185	302,602
Regional Management Corp.	3,411	91,278
Remitly Global, Inc. *	42,227	709,414
Repay Holdings Corp. *	32,506	203,813
Rithm Capital Corp.	200,604	1,636,929
Robinhood Markets, Inc., Class A *	218,370	1,932,574
Rocket Cos., Inc., Class A *(a)	53,100	473,121
Ryvyl, Inc. *	10,419	6,772
S&P Global, Inc.	140,202	50,834,441
Sachem Capital Corp.	16,351	56,901
Safeguard Scientifics, Inc. *	12,218	22,237
Sculptor Capital Management, Inc.	7,668	63,874
Security National Financial Corp., Class A *	6,714	50,288
SEI Investments Co.	43,007	2,533,542
Seven Hills Realty Trust	5,666	56,037
Shift4 Payments, Inc., Class A *	22,735	1,540,751
Silvercrest Asset Management Group, Inc., Class A	3,213	60,179
SLM Corp.	102,339	1,537,132
SoFi Technologies, Inc. *	351,315	2,188,692
Starwood Property Trust, Inc.	130,555	2,335,629
State Street Corp.	149,258	10,785,383
StepStone Group, Inc., Class A	20,845	459,215
Stifel Financial Corp.	44,717	2,681,678
StoneX Group, Inc. *	7,479	733,465
Sunlight Financial Holdings, Inc. *	16,772	7,497
SWK Holdings Corp. *	1,451	25,436
Synchrony Financial	185,436	5,472,216
T. Rowe Price Group, Inc.	95,348	10,710,441
TFS Financial Corp.	19,389	233,444
The Bank of New York Mellon Corp.	313,667	13,359,077
The Carlyle Group, Inc.	93,095	2,823,571
The Charles Schwab Corp. (d)	644,537	33,670,613
The Goldman Sachs Group, Inc.	144,029	49,465,320
The Western Union Co.	159,563	1,744,024
Toast, Inc., Class A *	132,155	2,405,221
TPG RE Finance Trust, Inc.	24,952	177,908
TPG, Inc.	21,577	625,086
Tradeweb Markets, Inc., Class A	47,370	3,335,322
Two Harbors Investment Corp.	41,603	579,530
U.S. Global Investors, Inc., Class A	6,234	16,956
Upstart Holdings, Inc. *(a)	30,973	430,525
Usio, Inc. *	17,787	32,372
UWM Holdings Corp. (a)	43,383	260,298
Velocity Financial, Inc. *	8,532	77,812
Victory Capital Holdings, Inc., Class A	11,391	347,881
Virtu Financial, Inc., Class A	39,712	796,226
Virtus Investment Partners, Inc.	2,899	528,227
Visa, Inc., Class A	691,656	160,969,101
SECURITY	NUMBER OF SHARES	VALUE ($)
Voya Financial, Inc.	42,516	3,251,624
Walker & Dunlop, Inc.	13,123	883,309
Waterstone Financial, Inc.	8,861	122,725
Western Asset Mortgage Capital Corp.	2,307	20,440
Westwood Holdings Group, Inc.	2,653	32,552
WEX, Inc. *	18,573	3,293,921
WisdomTree, Inc.	44,670	278,741
World Acceptance Corp. *	1,349	136,114
		1,357,195,235

Food, Beverage & Tobacco 3.4%
22nd Century Group, Inc. *	102,448	72,779
Alico, Inc.	2,213	52,138
Altria Group, Inc.	761,408	36,174,494
AppHarvest, Inc. *	23,167	10,752
Archer-Daniels-Midland Co.	233,274	18,214,034
B&G Foods, Inc.	31,414	503,881
Benson Hill, Inc. *	52,088	55,213
Beyond Meat, Inc. *(a)	25,353	343,280
Brookfield Realty Capital Corp., Class A *(a)	18,823	98,068
Brown-Forman Corp., Class A	23,920	1,575,850
Brown-Forman Corp., Class B	77,574	5,049,292
Bunge Ltd.	64,299	6,018,386
Calavo Growers, Inc.	7,291	233,020
Cal-Maine Foods, Inc.	15,947	757,483
Campbell Soup Co.	85,463	4,640,641
Celsius Holdings, Inc. *	17,321	1,655,368
Coca-Cola Consolidated, Inc.	1,931	1,138,247
Conagra Brands, Inc.	202,518	7,687,583
Constellation Brands, Inc., Class A	69,077	15,851,099
Darling Ingredients, Inc. *	69,282	4,127,129
Farmer Brothers Co. *	11,781	33,576
Flowers Foods, Inc.	82,246	2,262,587
Fresh Del Monte Produce, Inc.	13,508	387,815
Freshpet, Inc. *	20,176	1,391,539
General Mills, Inc.	251,369	22,278,834
Hormel Foods Corp.	123,398	4,990,215
Hostess Brands, Inc. *	57,228	1,474,193
Ingredion, Inc.	27,874	2,959,383
J&J Snack Foods Corp.	6,454	988,753
John B. Sanfilippo & Son, Inc.	3,955	411,122
Kellogg Co.	110,261	7,692,910
Keurig Dr Pepper, Inc.	361,840	11,832,168
Lamb Weston Holdings, Inc.	61,457	6,871,507
Lancaster Colony Corp.	8,392	1,754,935
Lifecore Biomedical, Inc. *	10,427	44,315
Limoneira Co.	7,226	120,746
MamaMancini's Holdings, Inc. *	21,021	42,883
McCormick & Co., Inc. - Non Voting Shares	106,649	9,369,115
MGP Ingredients, Inc.	6,516	642,999
Mission Produce, Inc. *	18,304	208,483
Molson Coors Beverage Co., Class B	79,843	4,749,062
Mondelez International, Inc., Class A	579,550	44,463,076
Monster Beverage Corp. *	325,193	18,210,808
National Beverage Corp. *	9,990	496,503
PepsiCo, Inc.	586,079	111,876,620
Philip Morris International, Inc.	659,942	65,974,402
Pilgrim's Pride Corp. *	18,335	418,221
Post Holdings, Inc. *	22,833	2,066,158
Seaboard Corp.	109	429,577
Seneca Foods Corp., Class A *	2,612	124,331
Sovos Brands, Inc. *	15,349	263,235
Splash Beverage Group, Inc. *	20,360	23,414
Tattooed Chef, Inc. *	25,902	39,889
See financial notes
80Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
The Boston Beer Co., Inc., Class A *	4,028	1,278,930
The Coca-Cola Co.	1,656,194	106,244,845
The Duckhorn Portfolio, Inc. *	19,046	287,595
The Hain Celestial Group, Inc. *	38,429	689,032
The Hershey Co.	62,467	17,057,239
The JM Smucker Co.	45,688	7,054,684
The Kraft Heinz Co.	338,572	13,295,722
The Real Good Food Co., Inc. *	3,502	13,763
The Simply Good Foods Co. *	36,026	1,310,266
The Vita Coco Co., Inc. *	10,382	224,770
Tootsie Roll Industries, Inc.	7,422	303,428
TreeHouse Foods, Inc. *	21,142	1,125,811
Turning Point Brands, Inc.	6,017	143,144
Tyson Foods, Inc., Class A	121,771	7,609,470
Universal Corp.	10,446	573,381
Utz Brands, Inc.	27,580	521,538
Vector Group Ltd.	56,584	720,880
Vital Farms, Inc. *	11,214	144,436
Westrock Coffee Co. *	5,798	70,910
Whole Earth Brands, Inc. *	12,768	30,643
Zevia PBC, Class A *	20,011	70,239
		587,922,837

Health Care Equipment & Services 6.0%
23andMe Holding Co., Class A *	128,087	252,331
Abbott Laboratories	741,697	81,935,268
Acadia Healthcare Co., Inc. *	38,520	2,784,611
Accelerate Diagnostics, Inc. *	30,507	26,895
Accolade, Inc. *	26,536	359,032
Accuray, Inc. *	36,635	122,361
AdaptHealth Corp. *	32,364	384,484
Addus HomeCare Corp. *	7,000	572,180
Agiliti, Inc. *	14,918	249,429
agilon health, Inc. *	83,490	2,026,302
AirSculpt Technologies, Inc. (a)	4,242	20,786
Akili, Inc., Class A *	8,840	9,370
Akumin, Inc. *	29,384	18,306
Align Technology, Inc. *	30,874	10,043,312
Alignment Healthcare, Inc. *	33,563	211,111
Alphatec Holdings, Inc. *	29,499	425,966
Amedisys, Inc. *	13,758	1,104,767
American Well Corp., Class A *	105,430	230,892
AmerisourceBergen Corp.	69,019	11,515,820
AMN Healthcare Services, Inc. *	18,563	1,602,915
AngioDynamics, Inc. *	16,851	140,200
Apollo Medical Holdings, Inc. *	17,158	608,937
Apyx Medical Corp. *	12,488	42,459
Artivion, Inc. *	17,724	245,832
Asensus Surgical, Inc. *	88,725	56,784
AtriCure, Inc. *	20,192	888,246
Atrion Corp.	563	346,414
Augmedix, Inc. *(a)	20,489	61,672
Avanos Medical, Inc. *	19,723	582,617
Aveanna Healthcare Holdings, Inc. *	23,737	29,197
AxoGen, Inc. *	16,795	151,491
Axonics, Inc. *	20,994	1,206,315
Baxter International, Inc.	217,013	10,347,180
Becton, Dickinson & Co.	120,866	31,946,092
Beyond Air, Inc. *	14,110	82,261
Biodesix, Inc. *	20,622	35,676
Biotricity, Inc. *	16,000	8,398
Bioventus, Inc., Class A *	16,149	16,311
Boston Scientific Corp. *	609,230	31,753,068
Brookdale Senior Living, Inc. *	79,540	341,227
Butterfly Network, Inc. *(a)	62,200	134,352
Cardinal Health, Inc.	109,519	8,991,510
CareCloud, Inc. *	10,649	34,822
SECURITY	NUMBER OF SHARES	VALUE ($)
CareMax, Inc. *	30,662	77,268
Castle Biosciences, Inc. *	11,444	258,978
Centene Corp. *	235,277	16,217,644
Certara, Inc. *	45,805	1,107,107
Cerus Corp. *	76,254	176,147
Chemed Corp.	6,309	3,477,836
Cigna Corp.	127,270	32,236,218
ClearPoint Neuro, Inc. *	10,369	109,082
Clover Health Investments Corp. *	144,282	106,567
Co-Diagnostics, Inc. *	11,070	15,277
Community Health Systems, Inc. *	51,561	326,897
Computer Programs & Systems, Inc. *	6,539	169,229
CONMED Corp.	13,083	1,642,832
CorVel Corp. *	3,981	804,281
Cross Country Healthcare, Inc. *	14,884	327,150
Cue Health, Inc. *	41,972	33,028
Cutera, Inc. *	7,952	181,306
CVRx, Inc. *	3,468	40,368
CVS Health Corp.	546,918	40,094,559
CytoSorbents Corp. *	15,994	39,185
DarioHealth Corp. *	10,290	34,677
DaVita, Inc. *	23,580	2,130,689
Definitive Healthcare Corp. *	15,392	164,694
Delcath Systems, Inc. *	6,977	40,118
Dentsply Sirona, Inc.	91,311	3,828,670
DexCom, Inc. *	165,026	20,024,255
DocGo, Inc. *	34,222	290,887
Doximity, Inc., Class A *	50,729	1,864,291
Edwards Lifesciences Corp. *	264,112	23,236,574
ElectroCore, Inc. *	3,035	18,424
Electromed, Inc. *	3,594	39,354
Elevance Health, Inc.	101,733	47,677,170
Embecta Corp.	24,775	687,506
Encompass Health Corp.	42,330	2,715,470
Enhabit, Inc. *	20,321	248,932
Enovis Corp. *	20,451	1,191,271
Envista Holdings Corp. *	69,423	2,672,091
enVVeno Medical Corp. *	2,462	9,922
Enzo Biochem, Inc. *	13,471	34,082
Evolent Health, Inc., Class A *	38,937	1,417,696
Figs, Inc., Class A *	52,953	381,262
FONAR Corp. *	3,312	52,247
Forian, Inc. *	7,513	19,985
Fulgent Genetics, Inc. *	8,120	240,108
GE Healthcare, Inc. *	154,867	12,596,882
GeneDx Holdings Corp. *	252,464	69,074
Glaukos Corp. *	20,229	961,080
Globus Medical, Inc., Class A *	33,197	1,930,074
Great Elm Group, Inc. *	9,772	19,642
Guardant Health, Inc. *	44,014	992,956
Haemonetics Corp. *	21,471	1,797,337
HCA Healthcare, Inc.	90,346	25,959,116
Health Catalyst, Inc. *	24,057	303,118
HealthEquity, Inc. *	36,071	1,927,995
HealthStream, Inc.	10,873	267,911
Henry Schein, Inc. *	57,803	4,671,060
Heska Corp. *	4,387	513,981
Hims & Hers Health, Inc. *	50,464	584,878
Hologic, Inc. *	104,732	9,007,999
Humana, Inc.	53,266	28,257,080
Hyperfine, Inc. *	14,647	20,652
ICAD, Inc. *	9,349	13,556
ICU Medical, Inc. *	8,585	1,623,767
IDEXX Laboratories, Inc. *	35,400	17,422,464
Inari Medical, Inc. *	20,488	1,360,813
InfuSystem Holdings, Inc. *	10,655	99,837
Innovage Holding Corp. *	7,015	42,862
Inogen, Inc. *	10,293	137,000
See financial notes
Schwab Equity Index Funds | Semiannual Report81

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Inspire Medical Systems, Inc. *	12,338	3,302,019
Insulet Corp. *	29,508	9,384,724
Integer Holdings Corp. *	14,115	1,162,370
Integra LifeSciences Holdings Corp. *	30,669	1,696,609
Intuitive Surgical, Inc. *	149,479	45,026,064
iRadimed Corp.	3,278	136,463
iRhythm Technologies, Inc. *	12,881	1,692,563
Know Labs, Inc. *	35,048	31,894
KORU Medical Systems, Inc. *	12,813	57,274
Laboratory Corp. of America Holdings	37,634	8,532,004
Lantheus Holdings, Inc. *	29,308	2,504,369
LeMaitre Vascular, Inc.	8,388	452,952
LifeMD, Inc. *	20,209	33,547
LifeStance Health Group, Inc. *	40,123	327,002
LivaNova plc *	22,985	1,100,982
Masimo Corp. *	20,548	3,886,449
McKesson Corp.	58,338	21,249,033
Medtronic plc	566,603	51,532,543
Merit Medical Systems, Inc. *	24,327	1,977,542
Mesa Laboratories, Inc.	2,222	369,985
ModivCare, Inc. *	5,394	343,058
Molina Healthcare, Inc. *	25,097	7,476,145
National HealthCare Corp.	5,672	328,466
National Research Corp.	6,098	265,446
Neogen Corp. *	91,287	1,571,962
NeoGenomics, Inc. *	54,415	795,547
Neuronetics, Inc. *	13,837	31,687
NeuroPace, Inc. *	4,356	21,780
Nevro Corp. *	15,398	450,699
NextGen Healthcare, Inc. *	24,238	405,744
Novocure Ltd. *	38,526	2,538,863
NuVasive, Inc. *	22,488	967,884
Oak Street Health, Inc. *	49,750	1,938,758
OmniAb, Inc., Class A *(c)	2,395	0
OmniAb, Inc., Class B *(c)	2,395	0
Omnicell, Inc. *	19,225	1,168,303
OPKO Health, Inc. *	185,881	273,245
OptimizeRx Corp. *	6,885	103,482
Option Care Health, Inc. *	71,666	2,304,062
OraSure Technologies, Inc. *	30,500	207,400
Orchestra BioMed Holdings, Inc. *	5,514	88,775
Orthofix Medical, Inc. *	14,213	267,631
OrthoPediatrics Corp. *	7,124	359,335
Outset Medical, Inc. *	20,864	375,343
Owens & Minor, Inc. *	33,542	521,243
Paragon 28, Inc. *	11,248	207,188
Patterson Cos., Inc.	37,137	1,006,784
Pediatrix Medical Group, Inc. *	35,753	512,341
Penumbra, Inc. *	16,106	4,576,037
PetIQ, Inc. *	11,858	139,806
Phreesia, Inc. *	22,302	705,635
Premier, Inc., Class A	50,734	1,690,964
Privia Health Group, Inc. *	21,567	595,896
PROCEPT BioRobotics Corp. *	13,654	414,945
Progyny, Inc. *	32,289	1,073,286
ProSomnus, Inc. *	6,286	32,247
Pulmonx Corp. *	15,144	177,942
Quest Diagnostics, Inc.	47,244	6,557,940
QuidelOrtho Corp. *	22,797	2,050,590
R1 RCM, Inc. *	59,878	933,498
RadNet, Inc. *	20,892	577,873
ResMed, Inc.	62,857	15,146,023
RxSight, Inc. *	7,004	125,372
Sanara Medtech, Inc. *	1,654	69,385
Schrodinger, Inc. *	22,939	677,159
Select Medical Holdings Corp.	44,439	1,355,390
Semler Scientific, Inc. *	1,873	52,594
Senseonics Holdings, Inc. *(a)	216,699	128,958
SECURITY	NUMBER OF SHARES	VALUE ($)
Sensus Healthcare, Inc. *	6,026	28,503
Sharecare, Inc. *	140,168	215,859
Shockwave Medical, Inc. *	15,401	4,468,754
SI-BONE, Inc. *	13,781	304,560
Sight Sciences, Inc. *	12,929	125,023
Silk Road Medical, Inc. *	16,095	708,502
Simulations Plus, Inc.	7,164	299,097
SmileDirectClub, Inc. *	95,034	38,004
Sonendo, Inc. *	24,344	43,819
Sonida Senior Living, Inc. *	1,604	11,982
STAAR Surgical Co. *	20,437	1,440,195
Stereotaxis, Inc. *	22,696	37,675
STERIS plc	42,255	7,967,180
Streamline Health Solutions, Inc. *	29,028	51,089
Stryker Corp.	143,636	43,040,527
Surgery Partners, Inc. *	28,754	1,140,384
Surmodics, Inc. *	5,273	121,490
Tabula Rasa HealthCare, Inc. *	11,729	63,571
Tactile Systems Technology, Inc. *	7,843	142,978
Talkspace, Inc. *	38,082	30,466
Tandem Diabetes Care, Inc. *	27,515	1,089,044
Tela Bio, Inc. *	6,599	62,031
Teladoc Health, Inc. *	72,381	1,920,268
Teleflex, Inc.	20,249	5,518,257
Tenet Healthcare Corp. *	46,116	3,381,225
The Cooper Cos., Inc.	21,013	8,015,409
The Ensign Group, Inc.	23,672	2,298,314
The Joint Corp. *	7,452	117,667
The Oncology Institute, Inc. *	11,011	5,616
The Pennant Group, Inc. *	13,217	183,320
TransMedics Group, Inc. *	13,741	1,086,913
Treace Medical Concepts, Inc. *	15,042	368,379
U.S. Physical Therapy, Inc.	5,493	584,785
UFP Technologies, Inc. *	2,930	403,871
UnitedHealth Group, Inc.	397,744	195,725,845
Universal Health Services, Inc., Class B	27,269	4,099,894
Utah Medical Products, Inc.	1,365	129,457
Varex Imaging Corp. *	17,095	303,265
Veeva Systems, Inc., Class A *	59,985	10,742,114
Veradigm, Inc. *	45,945	573,853
Vicarious Surgical, Inc. *	13,695	30,814
ViewRay, Inc. *	65,189	76,923
Vivani Medical, Inc. *	5,513	6,119
VolitionRX Ltd. *	15,384	26,153
Zimmer Biomet Holdings, Inc.	89,152	12,342,203
Zimvie, Inc. *	8,294	68,260
Zomedica Corp. *	412,334	82,632
Zynex, Inc. *	7,546	86,326
		1,044,667,381

Household & Personal Products 1.5%
BellRing Brands, Inc. *	56,724	2,041,497
Central Garden & Pet Co. *	4,564	168,138
Central Garden & Pet Co., Class A *	17,026	601,529
Church & Dwight Co., Inc.	104,819	10,180,021
Colgate-Palmolive Co.	355,544	28,372,411
Coty, Inc., Class A *	154,857	1,838,153
Edgewell Personal Care Co.	22,085	964,452
elf Beauty, Inc. *	21,719	2,014,654
Energizer Holdings, Inc.	28,154	941,188
Herbalife Nutrition Ltd. *	41,704	619,721
Inter Parfums, Inc.	7,612	1,155,426
Kimberly-Clark Corp.	143,860	20,843,875
Lifevantage Corp.	9,250	30,525
Medifast, Inc.	4,730	433,505
See financial notes
82Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Natural Alternatives International, Inc. *	3,654	32,557
Nature's Sunshine Products, Inc. *	4,762	52,192
Nu Skin Enterprises, Inc., Class A	20,689	816,388
Oil-Dri Corp. of America	1,961	83,107
Olaplex Holdings, Inc. *	35,606	131,742
Reynolds Consumer Products, Inc.	22,740	637,402
Spectrum Brands Holdings, Inc.	17,507	1,164,216
The Beauty Health Co. *	39,541	453,140
The Clorox Co.	52,557	8,704,490
The Estee Lauder Cos., Inc., Class A	98,995	24,424,046
The Honest Co., Inc. *	28,282	46,948
The Procter & Gamble Co.	1,004,142	157,027,726
Thorne HealthTech, Inc. *	3,990	17,596
USANA Health Sciences, Inc. *	4,815	319,572
Veru, Inc. *(a)	21,463	27,258
WD-40 Co.	5,696	1,084,518
		265,227,993

Insurance 2.3%
Aflac, Inc.	238,211	16,639,038
Ambac Financial Group, Inc. *	18,028	287,547
American Equity Investment Life Holding Co.	29,664	1,143,251
American Financial Group, Inc.	29,687	3,643,486
American International Group, Inc.	316,409	16,782,333
AMERISAFE, Inc.	8,109	451,266
Aon plc, Class A	87,398	28,420,082
Arch Capital Group Ltd. *	157,316	11,809,712
Argo Group International Holdings Ltd.	15,722	462,384
Arthur J. Gallagher & Co.	90,491	18,827,557
Assurant, Inc.	22,603	2,783,107
Assured Guaranty Ltd.	25,546	1,376,163
Axis Capital Holdings Ltd.	32,775	1,853,099
Bright Health Group, Inc. *	113,463	18,234
Brighthouse Financial, Inc. *	29,337	1,296,695
Brown & Brown, Inc.	101,595	6,541,702
BRP Group, Inc., Class A *	26,470	666,779
Chubb Ltd.	176,367	35,548,533
Cincinnati Financial Corp.	67,710	7,207,052
Citizens, Inc. *	24,606	46,013
CNA Financial Corp.	11,952	465,052
CNO Financial Group, Inc.	48,627	1,091,190
Crawford & Co., Class A	10,215	92,241
Donegal Group, Inc., Class A	6,507	91,619
eHealth, Inc. *	13,577	81,462
Employers Holdings, Inc.	11,659	461,580
Enstar Group Ltd. *	5,831	1,402,939
Erie Indemnity Co., Class A	10,607	2,305,219
Everest Re Group Ltd.	16,650	6,293,700
F&G Annuities & Life, Inc.	7,821	143,354
Fidelity National Financial, Inc.	115,655	4,104,596
First American Financial Corp.	44,086	2,539,794
Genworth Financial, Inc., Class A *	210,915	1,225,416
Globe Life, Inc.	38,311	4,157,510
GoHealth, Inc., Class A *	1,522	13,241
Goosehead Insurance, Inc., Class A *	9,159	526,643
Greenlight Capital Re Ltd., Class A *	9,834	96,177
Hagerty, Inc., Class A *(a)	15,234	152,492
Hallmark Financial Services, Inc. *	1,236	6,945
HCI Group, Inc.	3,137	158,920
Heritage Insurance Holdings, Inc.	10,125	32,704
Horace Mann Educators Corp.	17,846	558,223
Investors Title Co.	697	103,700
James River Group Holdings Ltd.	15,431	300,442
Kemper Corp.	27,177	1,322,161
SECURITY	NUMBER OF SHARES	VALUE ($)
Kingsway Financial Services, Inc. *	5,983	51,932
Kinsale Capital Group, Inc.	9,221	3,012,593
Lemonade, Inc. *	20,571	222,990
Lincoln National Corp.	66,028	1,434,788
Loews Corp.	83,449	4,804,159
Maiden Holdings Ltd. *	32,952	72,494
Markel Corp. *	5,700	7,800,621
Marsh & McLennan Cos., Inc.	210,538	37,936,842
MBIA, Inc. *	22,069	222,014
Mercury General Corp.	11,235	341,656
MetLife, Inc.	280,725	17,216,864
Midwest Holding, Inc. *	1,961	26,827
National Western Life Group, Inc., Class A	1,082	275,888
NI Holdings, Inc. *	3,782	51,019
Old Republic International Corp.	116,992	2,956,388
Oscar Health, Inc., Class A *	48,793	328,377
Palomar Holdings, Inc. *	10,660	535,772
Primerica, Inc.	15,617	2,850,259
Principal Financial Group, Inc.	96,588	7,214,158
ProAssurance Corp.	24,020	431,399
Prudential Financial, Inc.	156,478	13,613,586
Reinsurance Group of America, Inc.	28,361	4,036,338
RenaissanceRe Holdings Ltd.	19,040	4,101,406
RLI Corp.	17,176	2,388,323
Root, Inc., Class A *(a)	9,051	38,829
Ryan Specialty Holdings, Inc., Class A *	35,136	1,435,657
Safety Insurance Group, Inc.	6,404	468,068
Selective Insurance Group, Inc.	25,774	2,482,809
Selectquote, Inc. *	53,616	56,833
SiriusPoint Ltd. *	38,925	338,258
Skyward Specialty Insurance Group, Inc. *	3,906	83,510
Stewart Information Services Corp.	11,341	472,353
The Allstate Corp.	112,786	13,056,107
The Hanover Insurance Group, Inc.	15,825	1,892,037
The Hartford Financial Services Group, Inc.	133,750	9,494,913
The Progressive Corp.	248,821	33,939,184
The Travelers Cos., Inc.	98,564	17,853,883
Tiptree, Inc.	9,652	132,908
Trupanion, Inc. *	14,817	520,225
United Fire Group, Inc.	9,091	244,548
United Insurance Holdings Corp. *	6,030	24,904
Universal Insurance Holdings, Inc.	11,138	171,748
Unum Group	79,295	3,346,249
W.R. Berkley Corp.	86,724	5,109,778
White Mountains Insurance Group Ltd.	1,070	1,532,390
Willis Towers Watson plc	45,348	10,502,597
		398,655,834

Materials 2.8%
5E Advanced Materials, Inc. *(a)	11,374	47,998
Advanced Emissions Solutions, Inc. *	5,901	10,917
AdvanSix, Inc.	11,778	443,795
Air Products & Chemicals, Inc.	94,510	27,819,964
Albemarle Corp.	50,031	9,278,749
Alcoa Corp.	75,227	2,793,931
Alpha Metallurgical Resources, Inc.	6,079	890,938
Alto Ingredients, Inc. *	33,727	44,182
Amcor plc	632,372	6,937,121
American Vanguard Corp.	11,255	216,659
Ampco-Pittsburgh Corp. *	7,848	23,701
Amyris, Inc. *	98,157	80,253
See financial notes
Schwab Equity Index Funds | Semiannual Report83

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
AptarGroup, Inc.	27,733	3,286,638
Arconic Corp. *	43,784	1,083,654
Ascent Industries Co. *	4,646	44,091
Ashland, Inc.	21,323	2,166,630
Aspen Aerogels, Inc. *	22,932	143,554
ATI, Inc. *	55,065	2,126,610
Avery Dennison Corp.	34,489	6,017,641
Avient Corp.	36,149	1,392,098
Axalta Coating Systems Ltd. *	93,882	2,963,855
Balchem Corp.	13,634	1,791,508
Ball Corp.	134,234	7,138,564
Berry Global Group, Inc.	51,573	2,981,435
Cabot Corp.	23,773	1,705,950
Carpenter Technology Corp.	20,540	1,083,280
Celanese Corp.	42,453	4,510,207
Century Aluminum Co. *	22,913	196,823
CF Industries Holdings, Inc.	83,854	6,002,269
Chase Corp.	3,075	336,190
Clearwater Paper Corp. *	7,639	275,768
Cleveland-Cliffs, Inc. *	219,024	3,368,589
Coeur Mining, Inc. *	116,862	397,331
Commercial Metals Co.	49,377	2,305,412
Compass Minerals International, Inc.	14,554	476,352
Contango ORE, Inc. *	1,750	52,325
Core Molding Technologies, Inc. *	2,885	54,094
Corteva, Inc.	304,074	18,585,003
Crown Holdings, Inc.	50,919	4,367,832
Dakota Gold Corp. *	24,511	80,641
Danimer Scientific, Inc. *	37,658	118,999
Diversey Holdings Ltd. *	34,563	280,997
Dow, Inc.	300,352	16,339,149
DuPont de Nemours, Inc.	195,410	13,623,985
Eagle Materials, Inc.	15,241	2,258,869
Eastman Chemical Co.	50,619	4,265,663
Ecolab, Inc.	105,762	17,751,094
Ecovyst, Inc. *	27,243	309,208
Element Solutions, Inc.	95,542	1,734,087
Flotek Industries, Inc. *	33,484	22,032
FMC Corp.	53,953	6,667,512
Freeport-McMoRan, Inc.	609,277	23,097,691
Friedman Industries, Inc.	2,834	31,599
FutureFuel Corp.	9,399	70,492
Gatos Silver, Inc. *	17,898	106,851
Ginkgo Bioworks Holdings, Inc. *(a)	434,814	530,473
Glatfelter Corp.	18,834	85,130
Gold Resource Corp.	39,537	36,449
Golden Minerals Co. *	74,652	17,170
Graphic Packaging Holding Co.	131,933	3,253,468
Greif, Inc., Class A	13,364	839,126
H.B. Fuller Co.	23,053	1,525,417
Hawkins, Inc.	8,063	325,261
Haynes International, Inc.	5,389	253,337
Hecla Mining Co.	238,374	1,442,163
Huntsman Corp.	76,716	2,055,222
Hycroft Mining Holding Corp. *	60,156	22,733
Idaho Strategic Resources, Inc. *	4,628	28,971
Ingevity Corp. *	14,768	1,059,456
Innospec, Inc.	10,460	1,063,050
International Flavors & Fragrances, Inc.	108,540	10,524,038
International Paper Co.	151,354	5,011,331
Intrepid Potash, Inc. *	3,965	102,218
Kaiser Aluminum Corp.	6,881	452,219
Koppers Holdings, Inc.	8,623	282,921
Kronos Worldwide, Inc.	9,190	85,467
Linde plc	209,520	77,407,164
Livent Corp. *	76,633	1,674,431
Loop Industries, Inc. *(a)	9,523	31,140
SECURITY	NUMBER OF SHARES	VALUE ($)
Louisiana-Pacific Corp.	30,419	1,817,231
LSB Industries, Inc. *	21,659	193,415
LyondellBasell Industries N.V., Class A	108,017	10,219,488
Martin Marietta Materials, Inc.	26,386	9,583,395
Materion Corp.	8,847	958,219
Mativ Holdings, Inc.	23,942	463,757
McEwen Mining, Inc. *	18,704	153,373
Mercer International, Inc.	18,274	177,806
Minerals Technologies, Inc.	13,718	812,929
MP Materials Corp. *	39,579	857,677
Myers Industries, Inc.	15,888	301,078
NewMarket Corp.	2,823	1,128,071
Newmont Corp.	338,396	16,039,970
Northern Technologies International Corp.	2,657	30,502
Nucor Corp.	107,705	15,959,727
O-I Glass, Inc. *	65,831	1,479,223
Olin Corp.	52,202	2,891,991
Olympic Steel, Inc.	4,090	190,471
Origin Materials, Inc. *	53,958	213,134
Orion Engineered Carbons S.A.	24,587	595,251
Packaging Corp. of America	39,374	5,325,727
Pactiv Evergreen, Inc.	15,063	118,998
Perimeter Solutions S.A. *	64,240	480,515
Piedmont Lithium, Inc. *	6,862	394,565
PPG Industries, Inc.	100,559	14,104,405
PureCycle Technologies, Inc. *(a)	55,133	362,224
Quaker Chemical Corp.	5,787	1,080,028
Ramaco Resources, Inc.	10,591	86,105
Ranpak Holdings Corp. *	15,372	62,718
Rayonier Advanced Materials, Inc. *	26,864	146,140
Reliance Steel & Aluminum Co.	24,846	6,156,839
Royal Gold, Inc.	27,954	3,702,228
RPM International, Inc.	54,880	4,501,806
Ryerson Holding Corp.	9,162	346,049
Schnitzer Steel Industries, Inc., Class A	10,451	301,929
Sealed Air Corp.	62,347	2,992,033
Sensient Technologies Corp.	17,965	1,337,674
Silgan Holdings, Inc.	35,551	1,751,242
Smith-Midland Corp. *	1,800	29,700
Solitario Zinc Corp. *	44,899	27,020
Sonoco Products Co.	41,601	2,521,853
Steel Dynamics, Inc.	70,837	7,363,506
Stepan Co.	8,826	813,757
Summit Materials, Inc., Class A *	50,640	1,388,050
SunCoke Energy, Inc.	34,174	265,874
Sylvamo Corp.	13,382	613,163
The Chemours Co.	62,800	1,825,596
The Mosaic Co.	145,284	6,225,419
The Scotts Miracle-Gro Co.	17,236	1,151,537
The Sherwin-Williams Co.	100,458	23,862,793
TimkenSteel Corp. *	16,743	280,278
Tredegar Corp.	10,770	101,023
TriMas Corp.	17,344	440,711
Trinseo plc	14,826	268,647
Tronox Holdings plc, Class A	49,611	679,175
U.S. Antimony Corp. *	59,275	21,167
U.S. Gold Corp. *	7,270	31,334
United States Lime & Minerals, Inc.	769	123,732
United States Steel Corp.	96,150	2,199,912
Universal Stainless & Alloy Products, Inc. *	5,210	49,339
Valhi, Inc.	1,628	25,283
Vulcan Materials Co.	56,749	9,937,885
Warrior Met Coal, Inc.	21,664	748,924
Westlake Corp.	14,559	1,656,523
See financial notes
84Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Westrock Co.	108,693	3,253,181
Worthington Industries, Inc.	12,939	768,447
		492,300,897

Media & Entertainment 6.6%
Activision Blizzard, Inc. *	302,611	23,515,901
AdTheorent Holding Co., Inc. *	21,011	31,517
Advantage Solutions, Inc. *	42,984	55,020
Alphabet, Inc., Class A *	2,536,560	272,274,350
Alphabet, Inc., Class C *	2,211,173	239,293,142
Altice USA, Inc., Class A *	96,653	338,286
AMC Entertainment Holdings, Inc., Class A (a)	221,629	1,218,959
AMC Networks, Inc., Class A *	11,743	207,734
Angi, Inc. *	33,311	76,615
Boston Omaha Corp., Class A *	8,359	171,025
Bumble, Inc., Class A *	39,881	726,233
BuzzFeed, Inc. *	14,995	8,045
Cable One, Inc.	2,070	1,569,909
Cardlytics, Inc. *	13,998	90,847
Cargurus, Inc. *	40,697	669,059
Cars.com, Inc. *	26,286	514,417
Charter Communications, Inc., Class A *	44,784	16,511,861
Cinedigm Corp., Class A *	54,801	21,449
Cinemark Holdings, Inc. *	44,949	758,739
Clear Channel Outdoor Holdings, Inc. *	193,206	245,372
Comcast Corp., Class A	1,790,260	74,063,056
comScore, Inc. *	46,051	46,512
Cumulus Media, Inc., Class A *	7,422	26,088
CuriosityStream, Inc. *	23,041	24,193
Daily Journal Corp. *	412	112,538
DHI Group, Inc. *	17,605	64,610
DISH Network Corp., Class A *	107,474	807,130
Electronic Arts, Inc.	111,131	14,144,754
Emerald Holding, Inc. *	6,732	24,976
Endeavor Group Holdings, Inc., Class A *	73,174	1,886,426
Entravision Communications Corp., Class A	23,831	148,944
Eventbrite, Inc., Class A *	35,982	261,589
EverQuote, Inc., Class A *	8,283	57,733
Fluent, Inc. *	30,212	22,357
Fox Corp., Class A	126,238	4,198,676
Fox Corp., Class B	58,734	1,793,736
Gaia, Inc. *	10,263	31,200
Gannett Co., Inc. *	69,602	132,244
Genius Brands International, Inc. *	10,629	27,422
Golden Matrix Group, Inc. *	8,251	18,647
Gray Television, Inc.	36,454	281,060
Grindr, Inc. *	10,471	66,281
Harte Hanks, Inc. *	3,347	28,249
IAC, Inc. *	33,563	1,737,557
iHeartMedia, Inc., Class A *	43,715	151,691
Innovid Corp. *	35,745	33,565
Integral Ad Science Holding Corp. *	14,662	230,633
IZEA Worldwide, Inc. *	34,489	20,090
John Wiley & Sons, Inc., Class A	18,846	726,890
Lee Enterprises, Inc. *	1,545	17,798
Liberty Broadband Corp., Class A *	6,963	588,582
Liberty Broadband Corp., Class C *	50,844	4,310,554
Liberty Media Corp. - Liberty Braves, Class A *	4,353	170,507
Liberty Media Corp. - Liberty Braves, Class C *	15,115	574,672
SECURITY	NUMBER OF SHARES	VALUE ($)
Liberty Media Corp. - Liberty Formula One, Class A *	10,153	657,711
Liberty Media Corp. - Liberty Formula One, Class C *	88,195	6,366,797
Liberty Media Corp. - Liberty SiriusXM, Class A *	31,810	893,861
Liberty Media Corp. - Liberty SiriusXM, Class C *	66,099	1,846,806
Lions Gate Entertainment Corp., Class A *	25,512	293,388
Lions Gate Entertainment Corp., Class B *	53,349	569,234
Live Nation Entertainment, Inc. *	61,934	4,197,887
LiveOne, Inc. *	39,793	67,648
Loop Media, Inc. *	15,423	80,045
Madison Square Garden Entertainment Corp. *	11,111	358,552
Madison Square Garden Sports Corp.	7,599	1,523,599
Magnite, Inc. *	51,501	484,109
Marchex, Inc., Class B *	24,313	45,465
Match Group, Inc. *	119,058	4,393,240
MediaAlpha, Inc., Class A *	10,785	79,809
Meta Platforms, Inc., Class A *	948,060	227,837,779
Netflix, Inc. *	189,763	62,608,507
News Corp., Class A	162,526	2,862,083
News Corp., Class B	50,531	896,925
Nexstar Media Group, Inc., Class A	16,018	2,778,322
Nextdoor Holdings, Inc. *	67,006	141,383
Omnicom Group, Inc.	86,044	7,793,005
Outbrain, Inc. *	17,672	67,684
Paramount Global, Class B	219,836	5,128,774
Pinterest, Inc., Class A *	252,856	5,815,688
Playstudios, Inc. *	40,501	177,394
Playtika Holding Corp. *	40,125	401,250
PubMatic, Inc., Class A *	17,470	238,640
QuinStreet, Inc. *	21,564	239,576
Quotient Technology, Inc. *	36,556	103,088
Reading International, Inc., Class B *	1,251	27,334
Reservoir Media, Inc. *	14,527	96,459
ROBLOX Corp., Class A *	154,235	5,490,766
Roku, Inc. *	52,065	2,926,574
Rumble, Inc. *(a)	34,234	272,503
Saga Communications, Inc., Class A	1,989	44,255
Scholastic Corp.	12,861	494,763
Sciplay Corp., Class A *	8,381	143,147
Shutterstock, Inc.	10,396	696,532
Sinclair Broadcast Group, Inc., Class A	17,890	355,832
Sirius XM Holdings, Inc. (a)	301,220	1,144,636
Skillz, Inc. *	126,071	78,504
Snap, Inc., Class A *	417,788	3,638,933
Sphere Entertainment Co. *	11,111	312,664
Stagwell, Inc. *	43,953	273,388
System1, Inc. *	6,938	19,981
Take-Two Interactive Software, Inc. *	67,422	8,379,880
TechTarget, Inc. *	11,292	384,944
TEGNA, Inc.	94,328	1,613,009
The Arena Group Holdings, Inc. *	4,958	20,328
The E.W. Scripps Co., Class A *	25,886	218,219
The Interpublic Group of Cos., Inc.	164,646	5,882,802
The Marcus Corp.	10,398	182,173
The New York Times Co., Class A	70,255	2,792,636
The Trade Desk, Inc., Class A *	190,881	12,281,284
The Walt Disney Co. *	778,381	79,784,052
Thryv Holdings, Inc. *	12,739	286,118
Townsquare Media, Inc., Class A	6,366	60,222
Travelzoo *	4,020	29,949
See financial notes
Schwab Equity Index Funds | Semiannual Report85

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
TripAdvisor, Inc. *	45,081	799,286
TrueCar, Inc. *	41,115	105,666
Urban One, Inc. *	6,214	36,103
Vimeo, Inc. *	71,535	235,350
Vinco Ventures, Inc. *	68,845	12,612
Vivid Seats, Inc., Class A *	9,000	64,620
Warner Bros Discovery, Inc. *	946,854	12,886,683
Warner Music Group Corp., Class A	50,430	1,536,602
Wejo Group Ltd. *	19,449	7,585
WideOpenWest, Inc. *	23,881	272,960
World Wrestling Entertainment, Inc., Class A	18,470	1,979,430
Yelp, Inc. *	29,475	881,892
Zedge, Inc., Class B *	11,319	22,412
Ziff Davis, Inc. *	20,262	1,481,963
ZipRecruiter, Inc., Class A *	23,036	390,230
ZoomInfo Technologies, Inc. *	114,569	2,510,207
		1,155,233,177

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
10X Genomics, Inc., Class A *	40,874	2,143,024
2seventy bio, Inc. *	16,616	158,018
4D Molecular Therapeutics, Inc. *	13,285	239,263
89bio, Inc. *	21,026	335,995
Aadi Bioscience, Inc. *	8,294	64,361
AbbVie, Inc.	753,182	113,820,864
Abeona Therapeutics, Inc. *	18,000	55,260
Absci Corp. *	23,263	30,707
ACADIA Pharmaceuticals, Inc. *	50,473	1,076,589
AcelRx Pharmaceuticals, Inc. *	6,381	4,275
Achieve Life Sciences, Inc. *	8,279	68,964
Aclaris Therapeutics, Inc. *	21,790	193,713
Acrivon Therapeutics, Inc. *	3,170	39,023
Actinium Pharmaceuticals, Inc. *	12,526	110,229
Acumen Pharmaceuticals, Inc. *	9,845	38,002
Adaptive Biotechnologies Corp. *	49,145	350,895
Adicet Bio, Inc. *	13,243	77,339
ADMA Biologics, Inc. *	83,730	280,495
Adverum Biotechnologies, Inc. *	62,914	49,318
Aerovate Therapeutics, Inc. *	3,663	76,813
Agenus, Inc. *	119,504	180,451
Agilent Technologies, Inc.	125,771	17,033,167
Agios Pharmaceuticals, Inc. *	24,055	550,138
Akebia Therapeutics, Inc. *	79,804	72,502
Akero Therapeutics, Inc. *	13,141	587,928
Akoya Biosciences, Inc. *	7,848	54,622
Aldeyra Therapeutics, Inc. *	22,201	211,576
Alector, Inc. *	26,074	172,088
Alkermes plc *	73,019	2,084,692
Allakos, Inc. *	29,756	126,463
Allogene Therapeutics, Inc. *	38,872	211,075
Allovir, Inc. *	18,004	61,934
Alnylam Pharmaceuticals, Inc. *	52,836	10,524,931
Alpha Teknova, Inc. *	2,787	5,267
Alpine Immune Sciences, Inc. *	13,710	102,688
Altimmune, Inc. *	20,396	103,000
Alzamend Neuro, Inc. *	53,080	29,051
Amgen, Inc.	227,354	54,505,848
Amicus Therapeutics, Inc. *	105,692	1,219,686
Amphastar Pharmaceuticals, Inc. *	15,640	559,443
Amylyx Pharmaceuticals, Inc. *	17,199	488,452
AN2 Therapeutics, Inc. *(a)	5,000	39,250
AnaptysBio, Inc. *	9,167	190,857
Anavex Life Sciences Corp. *(a)	32,274	262,710
ANI Pharmaceuticals, Inc. *	4,883	184,187
Anika Therapeutics, Inc. *	5,811	149,110
Anixa Biosciences, Inc. *	12,785	52,163
SECURITY	NUMBER OF SHARES	VALUE ($)
Annexon, Inc. *	19,332	102,556
Annovis Bio, Inc. *(a)	2,061	30,029
Apellis Pharmaceuticals, Inc. *	39,927	3,331,110
AquaBounty Technologies, Inc. *	44,032	23,865
Aravive, Inc. *	6,772	9,616
Arbutus Biopharma Corp. *	50,681	127,209
ARCA biopharma, Inc. *	14,988	29,976
Arcellx, Inc. *	11,614	495,686
Arcturus Therapeutics Holdings, Inc. *	11,460	305,065
Arcus Biosciences, Inc. *	21,937	391,575
Arcutis Biotherapeutics, Inc. *	17,059	236,097
Ardelyx, Inc. *	81,968	365,577
Arrowhead Pharmaceuticals, Inc. *	46,222	1,636,721
ARS Pharmaceuticals, Inc. *	16,170	105,105
Arvinas, Inc. *	20,555	538,747
Assembly Biosciences, Inc. *	32,452	33,750
Assertio Holdings, Inc. *	23,152	127,568
Astria Therapeutics, Inc. *	9,822	128,177
Atara Biotherapeutics, Inc. *	43,101	116,804
Atea Pharmaceuticals, Inc. *	33,404	109,231
Athira Pharma, Inc. *	13,857	38,661
Atossa Therapeutics, Inc. *	45,962	29,379
Atreca, Inc., Class A *	22,959	22,959
aTyr Pharma, Inc. *	26,689	52,044
Aura Biosciences, Inc. *	9,925	89,722
Avantor, Inc. *	286,630	5,583,552
Avid Bioservices, Inc. *	27,120	489,516
Avidity Biosciences, Inc. *	27,726	343,802
Avita Medical, Inc. *	10,054	156,038
Avrobio, Inc. *	9,797	9,781
Axcella Health, Inc. *	18,250	7,337
Axsome Therapeutics, Inc. *	14,357	1,026,956
Azenta, Inc. *	29,518	1,283,738
Beam Therapeutics, Inc. *	25,645	787,558
Bellerophon Therapeutics, Inc. *	4,665	35,687
Berkeley Lights, Inc. *	27,503	32,179
BioAtla, Inc. *	18,434	62,123
BioCryst Pharmaceuticals, Inc. *	80,837	615,170
Biogen, Inc. *	61,634	18,750,912
Biohaven Ltd. *	26,982	352,925
BioLife Solutions, Inc. *	14,953	262,575
BioMarin Pharmaceutical, Inc. *	79,010	7,588,120
Biomea Fusion, Inc. *	7,680	226,330
Bionano Genomics, Inc. *(a)	121,204	83,376
Bio-Rad Laboratories, Inc., Class A *	9,172	4,134,646
Biote Corp., Class A *	7,115	45,963
Bio-Techne Corp.	67,036	5,354,836
BioVie, Inc. *	4,021	32,128
Bioxcel Therapeutics, Inc. *	8,322	171,600
Blueprint Medicines Corp. *	25,348	1,294,015
Bolt Biotherapeutics, Inc. *	24,712	39,045
BrainStorm Cell Therapeutics, Inc. *	11,287	32,619
Bridgebio Pharma, Inc. *	49,769	722,646
Bright Green Corp. *	28,510	41,340
Bristol-Myers Squibb Co.	905,521	60,461,637
Bruker Corp.	42,617	3,372,283
Cabaletta Bio, Inc. *	10,078	104,610
Capricor Therapeutics, Inc. *	13,479	52,433
Cara Therapeutics, Inc. *	20,844	87,545
Cardiff Oncology, Inc. *	16,399	28,534
CareDx, Inc. *	22,269	180,156
Caribou Biosciences, Inc. *	23,459	100,874
Carisma Therapeutics, Inc.	3,395	14,088
Cassava Sciences, Inc. *(a)	17,259	400,754
Catalent, Inc. *	76,794	3,848,915
Catalyst Pharmaceuticals, Inc. *	39,871	634,746
Celcuity, Inc. *	4,926	50,590
Celldex Therapeutics, Inc. *	19,973	627,951
See financial notes
86Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CEL-SCI Corp. *(a)	16,481	34,775
Celularity, Inc. *	27,363	16,158
Century Therapeutics, Inc. *	10,076	31,538
Cerevel Therapeutics Holdings, Inc. *	27,832	808,241
Charles River Laboratories International, Inc. *	21,658	4,117,619
Checkpoint Therapeutics, Inc. *(a)	3,371	11,125
Chimerix, Inc. *	37,732	43,769
Chinook Therapeutics, Inc. *	18,742	375,027
ChromaDex Corp. *	24,667	32,560
Cidara Therapeutics, Inc. *	26,814	27,350
Citius Pharmaceuticals, Inc. *	76,073	110,306
Clearside Biomedical, Inc. *	20,216	20,418
Clene, Inc. *	25,692	24,407
Codexis, Inc. *	29,943	117,377
Cogent Biosciences, Inc. *	30,366	326,738
Coherus Biosciences, Inc. *	26,548	191,942
Collegium Pharmaceutical, Inc. *	14,303	332,831
Compass Therapeutics, Inc. *	42,767	128,729
Corbus Pharmaceuticals Holdings, Inc. *	3,314	29,096
Corcept Therapeutics, Inc. *	38,291	862,696
CorMedix, Inc. *	22,604	111,664
Crinetics Pharmaceuticals, Inc. *	18,689	365,183
CRISPR Therapeutics AG *	33,295	1,629,457
CryoPort, Inc. *	20,286	426,817
CTI BioPharma Corp. *	45,915	223,147
Cue Biopharma, Inc. *	26,084	112,944
Cullinan Oncology, Inc. *	10,191	99,158
Curis, Inc. *	57,090	49,097
Cymabay Therapeutics, Inc. *	38,480	414,045
Cytek Biosciences, Inc. *	33,714	387,037
Cytokinetics, Inc. *	39,854	1,490,540
CytomX Therapeutics, Inc. *	24,817	40,452
Danaher Corp.	278,927	66,080,596
Dare Bioscience, Inc. *	30,532	30,532
Day One Biopharmaceuticals, Inc. *	11,713	145,241
Decibel Therapeutics, Inc. *	2,292	7,380
Deciphera Pharmaceuticals, Inc. *	24,491	348,017
Denali Therapeutics, Inc. *	46,535	1,155,929
DermTech, Inc. *(a)	11,512	34,939
Design Therapeutics, Inc. *(a)	12,455	80,335
DICE Therapeutics, Inc. *	14,870	483,275
Disc Medicine, Inc. *	1,536	50,273
Durect Corp. *	11,344	47,645
Dynavax Technologies Corp. *	51,410	535,178
Dyne Therapeutics, Inc. *	10,151	105,164
Eagle Pharmaceuticals, Inc. *	4,393	123,355
Edgewise Therapeutics, Inc. *	18,744	164,385
Editas Medicine, Inc. *	29,920	244,147
Elanco Animal Health, Inc. *	190,763	1,806,526
Eledon Pharmaceuticals, Inc. *	14,987	31,473
Eli Lilly & Co.	335,947	132,987,979
Emergent BioSolutions, Inc. *	18,800	166,004
Enanta Pharmaceuticals, Inc. *	8,668	308,147
Enliven Therapeutics, Inc. *	1,345	25,604
Entrada Therapeutics, Inc. *	7,643	89,500
EQRx, Inc. *	106,931	179,644
Erasca, Inc. *	37,301	102,951
Esperion Therapeutics, Inc. *	31,738	41,894
Eton Pharmaceuticals, Inc. *	13,239	48,058
Evolus, Inc. *	17,279	151,018
Exact Sciences Corp. *	75,612	4,844,461
Exelixis, Inc. *	137,505	2,516,341
Eyenovia Inc. *	12,362	65,766
EyePoint Pharmaceuticals, Inc. *	11,679	73,344
Fate Therapeutics, Inc. *	40,185	243,923
FibroGen, Inc. *	37,380	639,946
SECURITY	NUMBER OF SHARES	VALUE ($)
Finch Therapeutics Group, Inc. *	18,783	7,573
Foghorn Therapeutics, Inc. *	8,974	58,510
Fortress Biotech, Inc. *	29,965	22,983
Frequency Therapeutics, Inc. *	23,364	9,318
Fulcrum Therapeutics, Inc. *	24,485	61,213
Galectin Therapeutics, Inc. *	17,413	30,647
Genelux Corp. *	2,000	48,380
Genprex, Inc. *(a)	29,742	24,329
Geron Corp. *	163,157	401,366
Gilead Sciences, Inc.	531,740	43,714,345
GlycoMimetics, Inc. *	22,361	31,305
Graphite Bio, Inc. *	17,740	56,591
Greenwich Lifesciences, Inc. *	2,671	28,606
Gritstone bio, Inc. *	34,009	80,941
Halozyme Therapeutics, Inc. *	57,623	1,851,427
Harmony Biosciences Holdings, Inc. *	12,379	399,099
Harrow Health, Inc. *	12,577	317,318
Harvard Bioscience, Inc. *	14,274	81,647
Hepion Pharmaceuticals, Inc. *	31,535	21,933
HilleVax, Inc. *	5,558	77,812
Homology Medicines, Inc. *	21,971	20,872
Hookipa Pharma, Inc. *	36,285	36,285
Horizon Therapeutics plc *	96,879	10,769,070
Humacyte, Inc. *	22,996	74,507
Icosavax, Inc. *	8,894	49,006
Ideaya Biosciences, Inc. *	18,036	329,337
IGM Biosciences, Inc. *(a)	4,577	49,569
Ikena Oncology, Inc. *	12,066	66,122
Illumina, Inc. *	67,379	13,850,427
Immuneering Corp., Class A *	8,677	95,273
Immunic, Inc. *	25,000	41,500
ImmunityBio, Inc. *(a)	46,639	130,589
ImmunoGen, Inc. *	86,212	464,683
Immunome, Inc. *	7,511	36,053
Immunovant, Inc. *	23,486	379,064
Impel Pharmaceuticals, Inc. *(a)	6,722	12,100
Incyte Corp. *	78,893	5,870,428
Inhibrx, Inc. *	13,459	282,639
Inmune Bio, Inc. *(a)	5,159	37,403
Innoviva, Inc. *	27,637	324,182
Inotiv, Inc. *	6,479	35,894
Inozyme Pharma, Inc. *	16,549	91,185
Insmed, Inc. *	57,651	1,124,194
Intellia Therapeutics, Inc. *	35,097	1,324,912
Intercept Pharmaceuticals, Inc. *	16,133	279,424
Intra-Cellular Therapies, Inc. *	37,679	2,341,750
Invivyd, Inc. *	24,069	26,476
Ionis Pharmaceuticals, Inc. *	60,814	2,150,991
Iovance Biotherapeutics, Inc. *	61,757	348,309
IQVIA Holdings, Inc. *	79,001	14,870,358
Ironwood Pharmaceuticals, Inc. *	56,987	593,235
iTeos Therapeutics, Inc. *	10,503	144,311
IVERIC bio, Inc. *	55,672	1,831,052
Janux Therapeutics, Inc. *	6,583	100,852
Jasper Therapeutics, Inc. *	36,899	49,076
Jazz Pharmaceuticals plc *	26,735	3,755,465
Johnson & Johnson	1,113,391	182,261,944
KalVista Pharmaceuticals, Inc. *	8,852	75,508
Karuna Therapeutics, Inc. *	12,678	2,515,822
Karyopharm Therapeutics, Inc. *	45,434	162,654
KemPharm, Inc. *(a)	11,139	60,151
Keros Therapeutics, Inc. *	7,120	315,808
Kezar Life Sciences, Inc. *	22,737	55,251
Kineta, Inc.	8,000	31,760
Kiniksa Pharmaceuticals Ltd., Class A *	12,806	137,664
Kodiak Sciences, Inc. *	15,730	68,897
Kronos Bio, Inc. *	16,500	27,225
See financial notes
Schwab Equity Index Funds | Semiannual Report87

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Krystal Biotech, Inc. *	9,102	764,568
Kura Oncology, Inc. *	27,728	270,071
Kymera Therapeutics, Inc. *	16,569	522,586
Lantern Pharma, Inc. *	7,617	36,714
Larimar Therapeutics, Inc. *	15,137	71,598
Leap Therapeutics, Inc. *	32,000	12,522
Lexicon Pharmaceuticals, Inc. *	46,637	111,462
Ligand Pharmaceuticals, Inc. *	7,087	541,092
Lineage Cell Therapeutics, Inc. *	68,183	92,729
Lipocine, Inc. *	50,000	13,000
Liquidia Corp. *	20,793	139,521
Longboard Pharmaceuticals, Inc. *	7,324	60,643
Lyell Immunopharma, Inc. *	61,098	124,029
Lyra Therapeutics, Inc. *	9,060	21,744
MacroGenics, Inc. *	24,123	166,207
Madrigal Pharmaceuticals, Inc. *	5,186	1,618,032
Magenta Therapeutics, Inc. *	27,369	21,444
Mallinckrodt plc *	7,134	41,663
MannKind Corp. *	113,573	437,256
Maravai LifeSciences Holdings, Inc., Class A *	45,585	628,617
Marinus Pharmaceuticals, Inc. *	19,569	178,078
Matinas BioPharma Holdings, Inc. *	78,387	44,759
MaxCyte, Inc. *	38,683	193,415
MediciNova, Inc. *	17,843	37,649
Medpace Holdings, Inc. *	10,619	2,125,287
Merck & Co., Inc.	1,079,768	124,680,811
Merrimack Pharmaceuticals, Inc. *	5,681	70,501
Mersana Therapeutics, Inc. *	38,382	168,113
Mettler-Toledo International, Inc. *	9,421	14,051,421
MiMedx Group, Inc. *	51,298	196,471
Mind Medicine MindMed, Inc. *	18,372	70,181
Mineralys Therapeutics, Inc. *	5,051	67,936
MiNK Therapeutics, Inc. *	1,744	3,122
Mirati Therapeutics, Inc. *	22,397	992,411
Miromatrix Medical, Inc. *	11,036	13,464
Mirum Pharmaceuticals, Inc. *	10,568	283,751
Moderna, Inc. *	141,002	18,737,756
Moleculin Biotech, Inc. *	5,479	4,094
Monte Rosa Therapeutics, Inc. *	13,679	62,103
Morphic Holding, Inc. *	12,883	608,851
MyMD Pharmaceuticals, Inc. *(a)	13,965	25,277
Myriad Genetics, Inc. *	34,998	745,107
NanoString Technologies, Inc. *	18,579	182,074
Natera, Inc. *	46,166	2,341,540
Nautilus Biotechnology, Inc. *	22,256	57,420
Neubase Therapeutics, Inc. *	29,716	4,012
Neurocrine Biosciences, Inc. *	41,996	4,243,276
NextCure, Inc. *	10,000	15,100
NGM Biopharmaceuticals, Inc. *	15,070	67,966
Nkarta, Inc. *	14,673	72,631
Novan, Inc. *	17,180	21,303
Novavax, Inc. *(a)	37,078	284,388
NRX Pharmaceuticals, Inc. *	43,732	25,417
Nurix Therapeutics, Inc. *	21,112	203,309
Nuvalent, Inc., Class A *	11,495	406,808
Nuvation Bio, Inc. *	52,407	84,375
Ocugen, Inc. *	92,871	66,273
Ocular Therapeutix, Inc. *	31,066	192,609
Ocuphire Pharma, Inc. *	5,599	28,723
Olema Pharmaceuticals, Inc. *	18,580	88,998
Omega Therapeutics, Inc. *	9,399	71,996
Omeros Corp. *(a)	31,774	184,289
OmniAb, Inc. *	48,133	167,503
Oncocyte Corp. *	62,284	17,066
Oncternal Therapeutics, Inc. *	32,249	9,884
Optinose, Inc. *	36,174	61,858
Oragenics, Inc. *	1,679	4,703
SECURITY	NUMBER OF SHARES	VALUE ($)
Organogenesis Holdings, Inc. *	38,226	78,363
Organon & Co.	108,433	2,670,705
Orgenesis, Inc. *	9,467	10,414
ORIC Pharmaceuticals, Inc. *	16,653	86,096
Osmotica Pharmaceuticals plc *(a)	13,322	11,591
Outlook Therapeutics, Inc. *(a)	62,495	65,620
Ovid therapeutics, Inc. *	35,638	127,584
Pacific Biosciences of California, Inc. *	99,022	1,049,633
Pacira BioSciences, Inc. *	19,757	895,190
Palatin Technologies, Inc. *	5,171	11,790
Paratek Pharmaceuticals, Inc. *	17,405	27,674
Passage Bio, Inc. *	7,891	8,207
PDS Biotechnology Corp. *	13,278	80,730
PepGen, Inc. *	4,814	72,643
PerkinElmer, Inc.	53,804	7,020,884
Perrigo Co., plc	57,008	2,120,128
Personalis, Inc. *	22,941	52,305
Perspective Therapeutics, Inc. *	116,009	72,204
Pfizer, Inc.	2,389,901	92,943,250
PharmaCyte Biotech, Inc. *	5,947	17,365
Phathom Pharmaceuticals, Inc. *(a)	11,258	120,461
Phibro Animal Health Corp., Class A	8,185	127,359
Pieris Pharmaceuticals, Inc. *	35,732	26,999
Pliant Therapeutics, Inc. *	17,738	501,098
PMV Pharmaceuticals, Inc. *	14,570	67,168
Point Biopharma Global, Inc. *	33,543	259,623
Poseida Therapeutics, Inc. *	19,911	52,565
Praxis Precision Medicines, Inc. *	21,152	21,998
Precigen, Inc. *	67,713	81,933
Precision BioSciences, Inc. *	51,273	43,069
Prelude Therapeutics, Inc. *	7,515	48,547
Prestige Consumer Healthcare, Inc. *	20,919	1,287,146
Prime Medicine, Inc. *(a)	4,291	59,087
ProKidney Corp. *	4,137	39,053
Prometheus Biosciences, Inc. *	14,632	2,837,876
ProPhase Labs, Inc. (a)	5,896	44,220
Protagonist Therapeutics, Inc. *	19,722	445,717
Prothena Corp. plc *	16,613	874,176
PTC Therapeutics, Inc. *	30,514	1,682,542
Puma Biotechnology, Inc. *	19,453	52,134
Pyxis Oncology, Inc. *(a)	17,739	52,330
Quanterix Corp. *	14,993	189,512
Quantum-Si, Inc. *	32,018	47,066
Quince Therapeutics, Inc. *	11,013	16,850
Rain Oncology, Inc. *	6,860	48,226
Rallybio Corp. *	11,342	61,133
Rani Therapeutics Holdings, Inc., Class A *	2,793	13,127
Rapid Micro Biosystems, Inc., Class A *	6,797	6,594
RAPT Therapeutics, Inc. *	10,996	200,127
Reata Pharmaceuticals, Inc., Class A *	11,755	1,162,099
Recursion Pharmaceuticals, Inc., Class A *	55,755	265,951
Regeneron Pharmaceuticals, Inc. *	45,852	36,763,675
REGENXBIO, Inc. *	16,406	317,620
Regulus Therapeutics, Inc. *	9,113	12,120
Relay Therapeutics, Inc. *	38,801	441,167
Relmada Therapeutics, Inc. *	12,505	31,513
Reneo Pharmaceuticals, Inc. *	7,425	75,884
Repligen Corp. *	21,904	3,321,304
Replimune Group, Inc. *	15,469	258,796
Revance Therapeutics, Inc. *	35,421	1,127,450
Reviva Pharmaceuticals Holdings, Inc. *(a)	4,892	33,510
REVOLUTION Medicines, Inc. *	37,701	885,596
Rezolute, Inc. *	13,757	28,683
Rhythm Pharmaceuticals, Inc. *	18,665	376,473
See financial notes
88Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Rigel Pharmaceuticals, Inc. *	65,618	74,148
Rocket Pharmaceuticals, Inc. *	24,794	444,308
Roivant Sciences Ltd. *	48,823	417,437
Royalty Pharma plc, Class A	157,437	5,533,911
SAB Biotherapeutics, Inc. *	16,238	14,587
Sage Therapeutics, Inc. *	21,863	1,068,008
Sangamo Therapeutics, Inc. *	57,765	84,915
Sarepta Therapeutics, Inc. *	37,335	4,583,618
Satsuma Pharmaceuticals, Inc. *	5,234	5,548
Savara, Inc. *	27,539	51,773
Scholar Rock Holding Corp. *	13,870	88,768
Scilex Holding Co. *(c)	30,357	200,219
scPharmaceuticals, Inc. *(a)	7,807	76,977
SCYNEXIS, Inc. *	8,875	27,956
Seagen, Inc. *	58,477	11,695,400
Seelos Therapeutics, Inc. *	39,148	27,016
Selecta Biosciences, Inc. *	59,796	71,157
SELLAS Life Sciences Group, Inc. *	16,238	22,814
Sera Prognostics, Inc., Class A *	12,000	40,200
Seres Therapeutics, Inc. *	40,525	197,559
Shattuck Labs, Inc. *	20,881	62,643
SIGA Technologies, Inc.	17,097	99,676
Singular Genomics Systems, Inc. *	23,488	23,253
Societal CDMO, Inc. *	37,047	27,052
Solid Biosciences, Inc. *	10,000	48,800
SomaLogic, Inc. *	61,519	172,253
Sotera Health Co. *	41,175	690,505
Spectrum Pharmaceuticals, Inc. *	82,687	80,620
Spero Therapeutics, Inc. *	28,565	50,560
SpringWorks Therapeutics, Inc. *	19,223	449,434
Standard BioTools, Inc. *	31,192	53,026
Stoke Therapeutics, Inc. *	9,846	87,531
Summit Therapeutics, Inc. *	14,581	19,247
Supernus Pharmaceuticals, Inc. *	23,188	854,710
Sutro Biopharma, Inc. *	23,381	99,603
Synaptogenix, Inc. *	4,572	4,069
Syndax Pharmaceuticals, Inc. *	27,103	556,967
Syneos Health, Inc. *	43,499	1,707,771
Synlogic, Inc. *	25,000	13,250
Synthetic Biologics, Inc. *	13,566	8,547
Syros Pharmaceuticals, Inc. *	4,670	14,851
Tango Therapeutics, Inc. *	18,079	61,469
Tarsus Pharmaceuticals, Inc. *	8,807	131,400
Taysha Gene Therapies, Inc. *	16,140	12,509
TCR2 Therapeutics, Inc. *	22,638	39,956
Tenaya Therapeutics, Inc. *	14,896	79,172
Terns Pharmaceuticals, Inc. *	13,711	178,929
TG Therapeutics, Inc. *	58,854	1,461,345
TherapeuticsMD, Inc. *	7,060	24,992
Theravance Biopharma, Inc. *	24,661	267,079
Thermo Fisher Scientific, Inc.	167,021	92,679,953
Theseus Pharmaceuticals, Inc. *	6,000	61,440
Third Harmonic Bio, Inc. *(a)	5,232	23,701
Tracon Pharmaceuticals, Inc. *	22,638	17,861
Travere Therapeutics, Inc. *	27,383	590,651
Trevi Therapeutics, Inc. *	12,557	43,196
Twist Bioscience Corp. *	25,495	318,178
Tyra Biosciences, Inc. *	6,880	97,490
Ultragenyx Pharmaceutical, Inc. *	29,639	1,294,335
uniQure N.V. *	18,083	350,991
United Therapeutics Corp. *	19,335	4,449,564
UNITY Biotechnology, Inc. *	4,595	9,833
Vanda Pharmaceuticals, Inc. *	24,287	149,122
Vaxart, Inc. *	62,335	50,710
Vaxcyte, Inc. *	31,492	1,348,802
Vaxxinity, Inc., Class A *	22,917	48,813
VBI Vaccines, Inc. *	3,180	9,127
Ventyx Biosciences, Inc. *	11,710	440,296
SECURITY	NUMBER OF SHARES	VALUE ($)
Vera Therapeutics, Inc. *	12,309	81,855
Veracyte, Inc. *	30,348	687,079
Verastem, Inc. *	85,909	33,556
Vericel Corp. *	20,027	631,051
Verrica Pharmaceuticals, Inc. *(a)	7,637	47,120
Vertex Pharmaceuticals, Inc. *	109,731	37,388,644
Verve Therapeutics, Inc. *	18,886	300,854
Viatris, Inc.	514,198	4,797,467
Vigil Neuroscience, Inc. *	5,235	45,545
Viking Therapeutics, Inc. *	36,668	781,395
Vir Biotechnology, Inc. *	32,199	809,805
Viracta Therapeutics, Inc. *	12,430	16,035
Viridian Therapeutics, Inc. *	16,998	476,454
Vor BioPharma, Inc. *	17,792	79,174
Voyager Therapeutics, Inc. *	12,446	90,233
Waters Corp. *	25,257	7,586,193
WaVe Life Sciences Ltd. *	29,975	119,600
Werewolf Therapeutics, Inc. *	6,982	16,547
West Pharmaceutical Services, Inc.	31,482	11,372,558
X4 Pharmaceuticals, Inc. *	42,386	62,307
XBiotech, Inc. *	10,477	36,041
Xencor, Inc. *	25,852	683,527
Xeris Biopharma Holdings, Inc. *	74,221	167,739
XOMA Corp. *	2,843	52,283
Zentalis Pharmaceuticals, Inc. *	19,706	434,123
Zoetis, Inc.	198,993	34,978,990
Zynerba Pharmaceuticals, Inc. *	37,596	14,437
		1,434,634,860

Real Estate Management & Development 0.2%
Altisource Asset Management Corp. *	541	44,908
Altisource Portfolio Solutions S.A. *	2,202	8,235
Anywhere Real Estate, Inc. *	48,041	306,021
CBRE Group, Inc., Class A *	134,247	10,291,375
Compass, Inc., Class A *	110,080	257,587
Cushman & Wakefield plc *	70,899	698,355
DigitalBridge Group, Inc.	61,036	758,678
Doma Holdings, Inc. *	37,533	16,139
Douglas Elliman, Inc.	26,736	85,288
eXp World Holdings, Inc.	31,554	368,866
Fathom Holdings, Inc. *	8,250	40,425
Forestar Group, Inc. *	6,845	132,382
FRP Holdings, Inc. *	2,978	172,724
Jones Lang LaSalle, Inc. *	20,115	2,796,790
Kennedy-Wilson Holdings, Inc.	49,747	834,755
Marcus & Millichap, Inc.	11,216	352,968
Maui Land & Pineapple Co., Inc. *	3,498	43,690
Newmark Group, Inc., Class A	53,804	341,117
Opendoor Technologies, Inc. *	209,386	288,953
Rafael Holdings, Inc., Class B *	16,601	34,862
RE/MAX Holdings, Inc., Class A	8,912	172,091
Redfin Corp. *	46,168	343,952
Seritage Growth Properties, Class A *	16,651	124,716
Stratus Properties, Inc.	3,398	72,717
Tejon Ranch Co. *	11,108	191,946
The Howard Hughes Corp. *	14,571	1,127,358
The RMR Group, Inc., Class A	6,145	145,944
The St. Joe Co.	14,358	590,114
Trinity Place Holdings, Inc. *	31,763	9,688
Zillow Group, Inc., Class A *	25,171	1,076,815
Zillow Group, Inc., Class C *	69,016	3,004,957
		24,734,416

Semiconductors & Semiconductor Equipment 5.5%
ACM Research, Inc., Class A *	17,500	163,625
Advanced Micro Devices, Inc. *	686,928	61,390,755
See financial notes
Schwab Equity Index Funds | Semiannual Report89

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Aehr Test Systems *	11,116	275,121
Allegro MicroSystems, Inc. *	27,571	986,215
Alpha & Omega Semiconductor Ltd. *	9,994	238,657
Ambarella, Inc. *	15,725	974,636
Amkor Technology, Inc.	42,423	949,003
Amtech Systems, Inc. *	6,347	54,775
Analog Devices, Inc.	215,538	38,770,975
Applied Materials, Inc.	358,891	40,565,450
Atomera, Inc. *(a)	8,289	65,483
Axcelis Technologies, Inc. *	13,895	1,643,779
AXT, Inc. *	15,887	42,418
Broadcom, Inc.	177,836	111,414,254
CEVA, Inc. *	10,247	257,507
Cirrus Logic, Inc. *	24,115	2,068,826
Cohu, Inc. *	20,399	690,302
Credo Technology Group Holding Ltd. *	37,719	305,901
CVD Equipment Corp. *	3,009	30,872
Diodes, Inc. *	19,261	1,535,102
eMagin Corp. *	31,609	52,155
Enphase Energy, Inc. *	57,768	9,485,506
Entegris, Inc.	63,318	4,743,785
Everspin Technologies, Inc. *	4,499	27,984
First Solar, Inc. *	42,141	7,694,104
FormFactor, Inc. *	33,137	904,971
Ichor Holdings Ltd. *	12,049	335,565
Impinj, Inc. *	9,096	804,177
indie Semiconductor, Inc., Class A *	28,439	215,283
Intel Corp.	1,761,789	54,721,166
inTEST Corp. *	4,591	87,229
KLA Corp.	58,936	22,781,121
Kopin Corp. *	40,189	41,797
Kulicke & Soffa Industries, Inc.	24,079	1,147,605
Lam Research Corp.	57,475	30,121,498
Lattice Semiconductor Corp. *	58,401	4,654,560
MACOM Technology Solutions Holdings, Inc. *	21,873	1,276,071
Marvell Technology, Inc.	365,412	14,426,466
MaxLinear, Inc. *	30,465	735,120
Meta Materials, Inc. *	140,142	25,814
Microchip Technology, Inc.	233,474	17,041,267
Micron Technology, Inc.	464,679	29,906,740
MKS Instruments, Inc.	24,371	2,043,996
Monolithic Power Systems, Inc.	19,004	8,779,278
Navitas Semiconductor Corp. *	34,387	183,283
NVE Corp.	1,912	144,184
NVIDIA Corp.	1,047,699	290,725,996
NXP Semiconductors N.V.	110,609	18,111,118
ON Semiconductor Corp. *	184,793	13,297,704
Onto Innovation, Inc. *	20,965	1,697,746
PDF Solutions, Inc. *	12,456	449,039
Photronics, Inc. *	25,270	365,404
Pixelworks, Inc. *	21,959	30,962
Power Integrations, Inc.	25,193	1,833,547
Qorvo, Inc. *	42,537	3,916,807
QUALCOMM, Inc.	474,544	55,426,739
QuickLogic Corp. *	7,578	41,300
Rambus, Inc. *	45,844	2,032,723
Rigetti Computing, Inc., Class A *	30,086	14,140
Semtech Corp. *	27,200	530,128
Silicon Laboratories, Inc. *	13,554	1,888,072
SiTime Corp. *	6,907	749,202
SkyWater Technology, Inc. *	2,749	24,851
Skyworks Solutions, Inc.	67,579	7,156,616
SMART Global Holdings, Inc. *	20,089	309,772
SolarEdge Technologies, Inc. *	23,753	6,784,569
Synaptics, Inc. *	16,813	1,488,959
Teradyne, Inc.	66,163	6,045,975
SECURITY	NUMBER OF SHARES	VALUE ($)
Texas Instruments, Inc.	385,466	64,449,915
Transphorm, Inc. *	11,592	35,587
Ultra Clean Holdings, Inc. *	19,787	564,721
Universal Display Corp.	18,509	2,470,211
Veeco Instruments, Inc. *	21,581	397,522
Wolfspeed, Inc. *	52,726	2,454,395
		958,098,101

Software & Services 10.7%
8x8, Inc. *	46,219	132,649
A10 Networks, Inc.	27,651	390,985
Accenture plc, Class A	267,973	75,110,152
ACI Worldwide, Inc. *	48,087	1,218,044
Adeia, Inc.	43,468	332,096
Adobe, Inc. *	194,932	73,598,526
AgileThought, Inc. *	8,500	13,175
Agilysys, Inc. *	8,573	669,037
Akamai Technologies, Inc. *	67,364	5,521,827
Alarm.com Holdings, Inc. *	21,054	1,004,065
Alkami Technology, Inc. *	15,859	190,149
Altair Engineering, Inc., Class A *	22,061	1,523,312
Alteryx, Inc., Class A *	26,409	1,086,202
American Software, Inc., Class A	13,798	164,748
Amplitude, Inc., Class A *	21,750	246,862
ANSYS, Inc. *	37,361	11,728,365
Appfolio, Inc., Class A *	8,055	1,124,639
Appian Corp., Class A *	17,792	668,090
AppLovin Corp., Class A *	53,153	903,601
Arteris, Inc. *	9,920	36,902
Asana, Inc., Class A *	32,930	532,807
Aspen Technology, Inc. *	12,363	2,188,251
Atlassian Corp., Class A *	63,801	9,420,856
AudioEye, Inc. *	4,308	26,150
Autodesk, Inc. *	92,190	17,957,690
AvePoint, Inc. *	34,675	150,489
Backblaze, Inc., Class A *	5,377	22,368
Bentley Systems, Inc., Class B	83,203	3,541,120
BigCommerce Holdings, Inc. *	27,578	203,801
Bill.com Holdings, Inc. *	40,925	3,143,449
Black Knight, Inc. *	66,402	3,628,205
Blackbaud, Inc. *	19,116	1,325,790
Blackline, Inc. *	23,181	1,291,414
Blend Labs, Inc., Class A *	73,956	43,789
Box, Inc., Class A *	60,715	1,606,519
Braze, Inc., Class A *	15,261	448,673
Brightcove, Inc. *	15,409	63,793
C3.ai, Inc., Class A *(a)	36,520	650,786
Cadence Design Systems, Inc. *	116,956	24,496,434
Castellum, Inc. *	34,318	35,004
CCC Intelligent Solutions Holdings, Inc. *	44,273	384,290
Cerence, Inc. *	17,854	456,170
Cipher Mining, Inc. *(a)	16,000	36,960
Cleanspark, Inc. *	42,908	167,770
Clear Secure, Inc., Class A	33,017	798,681
Clearwater Analytics Holdings, Inc., Class A *	27,926	430,340
Cloudflare, Inc., Class A *	121,802	5,730,784
Cognizant Technology Solutions Corp., Class A	217,168	12,967,101
CommVault Systems, Inc. *	18,615	1,084,696
Computer Task Group, Inc. *	7,864	53,239
Confluent, Inc., Class A *	65,393	1,438,646
Consensus Cloud Solutions, Inc. *	7,116	265,640
CoreCard Corp. *	2,218	57,136
Couchbase, Inc. *	10,823	166,241
Crowdstrike Holdings, Inc., Class A *	92,852	11,146,883
See financial notes
90Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CS Disco, Inc. *	8,360	49,157
Cvent Holding Corp. *	28,902	243,066
Cyxtera Technologies, Inc. *	25,255	8,213
Datadog, Inc., Class A *	105,704	7,122,336
DecisionPoint Systems, Inc. *	4,188	29,442
Digimarc Corp. *	5,752	98,014
Digital Turbine, Inc. *	39,598	464,485
DigitalOcean Holdings, Inc. *	26,157	824,992
DocuSign, Inc. *	85,750	4,239,480
Dolby Laboratories, Inc., Class A	25,298	2,117,190
Domo, Inc., Class B *	14,774	234,611
DoubleVerify Holdings, Inc. *	37,121	1,092,100
Dropbox, Inc., Class A *	114,020	2,319,167
D-Wave Quantum, Inc. *	23,310	11,590
DXC Technology Co. *	96,514	2,301,859
Dynatrace, Inc. *	92,508	3,911,238
E2open Parent Holdings, Inc. *	73,998	465,447
Ebix, Inc.	10,319	167,787
Edgio, Inc. *	50,335	33,271
eGain Corp. *	7,634	56,034
Elastic N.V. *	33,085	1,894,116
Embark Technology, Inc. *	13,001	35,233
Enfusion, Inc., Class A *	7,152	59,934
EngageSmart, Inc. *	12,468	214,076
Envestnet, Inc. *	23,278	1,475,360
EPAM Systems, Inc. *	24,707	6,978,245
Everbridge, Inc. *	16,799	441,478
EverCommerce, Inc. *	12,868	155,317
Expensify, Inc., Class A *	18,547	140,772
Fair Isaac Corp. *	10,673	7,769,410
Fastly, Inc., Class A *	47,725	705,375
Five9, Inc. *	30,098	1,951,554
ForgeRock, Inc., Class A *	15,506	310,585
Fortinet, Inc. *	277,084	17,470,146
Freshworks, Inc., Class A *	67,902	907,171
Gartner, Inc. *	33,552	10,148,138
Gen Digital, Inc.	241,999	4,276,122
Gitlab, Inc., Class A *	26,742	811,887
Glimpse Group, Inc. *	9,276	38,124
GoDaddy, Inc., Class A *	65,935	4,989,961
Grid Dynamics Holdings, Inc. *	23,721	257,847
Guidewire Software, Inc. *	34,871	2,656,821
HashiCorp, Inc., Class A *	34,849	934,302
HubSpot, Inc. *	20,646	8,690,934
Informatica, Inc., Class A *	15,704	242,784
Information Services Group, Inc.	16,112	82,010
Instructure Holdings, Inc. *	7,414	196,693
Intapp, Inc. *	6,482	261,354
InterDigital, Inc.	11,361	769,594
International Business Machines Corp.	384,453	48,598,704
Intrusion, Inc. *	5,866	5,925
Intuit, Inc.	119,811	53,190,093
Issuer Direct Corp. *	1,318	24,815
Jamf Holding Corp. *	19,093	361,240
Kaltura, Inc. *	33,164	61,353
Kyndryl Holdings, Inc. *	88,065	1,273,420
Latch, Inc. *	74,875	59,136
LivePerson, Inc. *	29,329	135,793
LiveRamp Holdings, Inc. *	27,198	655,200
Manhattan Associates, Inc. *	26,473	4,386,047
Marathon Digital Holdings, Inc. *(a)	50,457	508,102
MariaDB PLC *	13,835	17,155
Matterport, Inc. *	91,473	213,132
MeridianLink, Inc. *	8,842	132,099
Microsoft Corp.	3,169,855	973,969,647
MicroStrategy, Inc., Class A *	4,015	1,318,446
Mitek Systems, Inc. *	18,641	168,142
SECURITY	NUMBER OF SHARES	VALUE ($)
Model N, Inc. *	14,577	448,972
Momentive Global, Inc. *	55,763	523,615
MongoDB, Inc. *	29,456	7,068,262
N-Able, Inc. *	27,358	348,814
nCino, Inc. *	33,092	818,365
NCR Corp. *	59,085	1,317,005
New Relic, Inc. *	24,928	1,781,604
NextNav, Inc. *(a)	7,000	15,120
Nutanix, Inc., Class A *	97,803	2,345,316
Okta, Inc. *	64,960	4,451,709
Olo, Inc., Class A *	44,208	302,825
OMNIQ Corp. *	3,906	22,303
ON24, Inc. *	17,135	149,075
OneSpan, Inc. *	14,940	220,216
Oracle Corp.	653,738	61,922,063
PagerDuty, Inc. *	34,918	1,049,635
Palantir Technologies, Inc., Class A *	748,978	5,804,579
Palo Alto Networks, Inc. *	128,940	23,526,392
Park City Group, Inc.	6,299	40,629
Pegasystems, Inc.	17,857	814,636
Perficient, Inc. *	14,822	962,244
PFSweb, Inc.	6,123	24,614
Phunware, Inc. *	55,482	33,162
Porch Group, Inc. *	33,000	30,033
PowerSchool Holdings, Inc., Class A *	16,828	351,369
Procore Technologies, Inc. *	29,177	1,558,344
Progress Software Corp.	18,097	993,163
PROS Holdings, Inc. *	17,218	488,475
PTC, Inc. *	45,588	5,734,515
Q2 Holdings, Inc. *	25,051	616,756
Qualtrics International, Inc., Class A *	48,251	865,140
Qualys, Inc. *	14,754	1,666,317
Quantum Computing, Inc. *	10,216	11,748
Rapid7, Inc. *	25,271	1,228,423
Rekor Systems, Inc. *	22,007	26,628
Rimini Street, Inc. *	21,843	81,693
RingCentral, Inc., Class A *	33,156	913,779
Riot Platforms, Inc. *(a)	73,492	878,964
Roper Technologies, Inc.	45,156	20,536,046
Salesforce, Inc. *	425,945	84,494,710
Samsara, Inc., Class A *	48,110	868,385
SecureWorks Corp., Class A *	5,067	45,958
SEMrush Holdings, Inc., Class A *	17,212	166,268
SentinelOne, Inc., Class A *	93,662	1,505,148
ServiceNow, Inc. *	86,524	39,750,856
ShotSpotter, Inc. *	3,910	116,323
Smartsheet, Inc., Class A *	55,794	2,280,301
Smith Micro Software, Inc. *	24,721	28,676
Snowflake, Inc., Class A *	122,327	18,114,182
SolarWinds Corp. *	20,785	179,167
SoundHound AI, Inc., Class A *(a)	45,830	121,908
Splunk, Inc. *	64,022	5,521,257
Sprinklr, Inc., Class A *	25,637	306,619
Sprout Social, Inc., Class A *	20,057	988,008
SPS Commerce, Inc. *	15,370	2,264,001
Squarespace, Inc., Class A *	17,641	548,635
Sumo Logic, Inc. *	46,233	554,796
Synchronoss Technologies, Inc. *	37,860	33,468
Synopsys, Inc. *	65,040	24,150,653
Tenable Holdings, Inc. *	48,072	1,778,183
Teradata Corp. *	43,028	1,665,614
The Hackett Group, Inc.	9,720	180,403
Thoughtworks Holding, Inc. *	27,607	171,992
Tucows, Inc., Class A *	4,136	92,605
Twilio, Inc., Class A *	74,347	3,911,396
Tyler Technologies, Inc. *	17,704	6,710,347
UiPath, Inc., Class A *	150,074	2,113,042
Unisys Corp. *	28,890	92,737
See financial notes
Schwab Equity Index Funds | Semiannual Report91

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Unity Software, Inc. *	103,382	2,788,213
Upland Software, Inc. *	13,488	49,501
Varonis Systems, Inc. *	45,659	1,057,462
Verint Systems, Inc. *	27,662	1,009,386
VeriSign, Inc. *	38,941	8,637,114
Veritone, Inc. *	11,260	53,598
Vertex, Inc., Class A *	15,520	320,488
Viant Technology, Inc., Class A *	10,390	45,924
VirnetX Holding Corp.	26,091	10,752
VMware, Inc., Class A *	88,861	11,110,291
Weave Communications, Inc. *	12,631	55,955
WM Technology, Inc. *	40,927	29,664
Workday, Inc., Class A *	86,465	16,094,595
Workiva, Inc. *	19,457	1,817,673
Xperi, Inc. *	17,036	161,672
Yext, Inc. *	42,850	376,223
ZeroFox Holdings, Inc. *	12,914	12,431
Zeta Global Holdings Corp., Class A *	55,186	535,856
Zoom Video Communications, Inc., Class A *	91,953	5,648,673
Zscaler, Inc. *	36,211	3,262,611
Zuora, Inc., Class A *	53,921	420,045
		1,869,584,975

Technology Hardware & Equipment 8.0%
908 Devices, Inc. *	8,267	55,885
ADTRAN Holdings, Inc.	29,034	264,790
Advanced Energy Industries, Inc.	15,796	1,366,354
Aeva Technologies, Inc. *	58,086	57,616
AEye, Inc. *	68,009	13,520
Airgain, Inc. *	7,096	41,654
Airspan Networks Holdings, Inc. *	16,700	7,565
Akoustis Technologies, Inc. *	28,099	80,082
Alpine 4 Holdings, Inc. *	57,587	17,345
Amphenol Corp., Class A	254,269	19,189,681
Apple Inc.	6,333,747	1,074,710,191
Applied Optoelectronics, Inc. *	9,729	18,874
Arista Networks, Inc. *	105,920	16,964,147
Arlo Technologies, Inc. *	36,675	236,187
Arrow Electronics, Inc. *	24,679	2,824,018
AstroNova, Inc. *	1,803	26,522
Aviat Networks, Inc. *	4,936	161,950
Avid Technology, Inc. *	14,380	424,354
Avnet, Inc.	38,275	1,579,227
Badger Meter, Inc.	12,477	1,651,081
Bel Fuse, Inc., Class A	444	18,644
Bel Fuse, Inc., Class B	4,185	170,037
Belden, Inc.	18,105	1,428,303
Benchmark Electronics, Inc.	14,875	317,581
Boxlight Corp., Class A *	46,965	16,471
CalAmp Corp. *	14,173	35,999
Calix, Inc. *	24,264	1,108,865
Cambium Networks Corp. *	4,047	61,272
Casa Systems, Inc. *	13,736	17,170
CDW Corp.	57,854	9,811,460
Cepton, Inc. *	18,174	6,779
Ciena Corp. *	64,840	2,985,234
Cisco Systems, Inc.	1,747,905	82,588,511
Clearfield, Inc. *	5,453	238,187
Coda Octopus Group, Inc. *	4,868	38,895
Cognex Corp.	73,802	3,519,617
Coherent Corp. *	59,223	2,021,873
CommScope Holding Co., Inc. *	88,343	435,531
Comtech Telecommunications Corp.	11,741	121,519
Corning, Inc.	326,663	10,851,745
Corsair Gaming, Inc. *	17,044	296,906
CPI Card Group, Inc. *	1,805	75,575
SECURITY	NUMBER OF SHARES	VALUE ($)
CTS Corp.	13,417	526,081
Daktronics, Inc. *	21,132	101,645
Dell Technologies, Inc., Class C	102,809	4,471,163
Diebold Nixdorf, Inc. *	31,345	25,292
Digi International, Inc. *	15,032	453,365
DZS, Inc. *	6,832	46,458
Eastman Kodak Co. *	36,064	118,651
EMCORE Corp. *	11,147	12,150
ePlus, Inc. *	11,248	489,738
Evolv Technologies Holdings, Inc. *	24,988	89,957
Extreme Networks, Inc. *	55,202	981,492
F5, Inc. *	25,593	3,438,676
Fabrinet *	16,330	1,550,534
FARO Technologies, Inc. *	8,279	193,315
Focus Universal, Inc. *(a)	10,500	22,365
Frequency Electronics, Inc.	4,719	30,721
Genasys, Inc. *	20,918	61,708
Harmonic, Inc. *	46,594	656,509
Hewlett Packard Enterprise Co.	544,613	7,798,858
HP, Inc.	366,862	10,899,470
Identiv, Inc. *	8,288	45,584
Immersion Corp.	13,101	86,336
Infinera Corp. *	81,798	517,781
Insight Enterprises, Inc. *	12,879	1,557,715
Intevac, Inc. *	11,887	75,245
IonQ, Inc. *	62,676	345,345
IPG Photonics Corp. *	13,678	1,572,696
Iteris, Inc. *	21,639	99,756
Itron, Inc. *	19,092	1,019,513
Jabil, Inc.	56,722	4,432,824
Juniper Networks, Inc.	137,548	4,147,072
Key Tronic Corp. *	4,943	33,860
Keysight Technologies, Inc. *	75,799	10,963,567
Kimball Electronics, Inc. *	10,963	220,685
Knowles Corp. *	40,205	678,660
KVH Industries, Inc. *	5,414	56,955
Lantronix, Inc. *	11,128	40,951
Lightwave Logic, Inc. *(a)	49,166	221,247
Littelfuse, Inc.	10,479	2,538,433
Lumentum Holdings, Inc. *	28,982	1,398,382
Luna Innovations, Inc. *	11,699	73,470
Methode Electronics, Inc.	15,172	621,900
MicroVision, Inc. *(a)	80,418	160,836
MICT, Inc. *	77,030	177,169
Mirion Technologies, Inc. *	52,479	425,080
Motorola Solutions, Inc.	71,374	20,798,384
Movano, Inc. *	16,747	16,747
Napco Security Technologies, Inc. *	12,442	385,702
National Instruments Corp.	55,641	3,239,975
Neonode, Inc. *	4,440	31,768
NetApp, Inc.	91,596	5,760,472
NETGEAR, Inc. *	13,065	184,608
NetScout Systems, Inc. *	28,598	778,152
nLight, Inc. *	20,404	178,943
Novanta, Inc. *	15,750	2,407,230
Ondas Holdings, Inc. *(a)	14,133	14,133
One Stop Systems, Inc. *	12,911	31,503
OSI Systems, Inc. *	6,538	738,532
Ouster, Inc. *(a)	11,960	42,340
PAR Technology Corp. *	12,016	367,569
PC Connection, Inc.	4,459	179,564
PCTEL, Inc.	8,960	42,650
Plexus Corp. *	11,573	1,012,290
Powerfleet, Inc. *	22,541	64,693
Presto Automation, Inc. *	12,542	41,765
Pure Storage, Inc., Class A *	121,305	2,769,393
Quantum Corp. *	57,798	56,642
Red Cat Holdings, Inc. *	18,398	16,282
See financial notes
92Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Research Frontiers, Inc. *	21,870	34,992
RF Industries Ltd. *	7,044	28,387
Ribbon Communications, Inc. *	38,255	97,933
Richardson Electronics Ltd/United States	5,554	85,698
Rogers Corp. *	7,967	1,282,289
Sanmina Corp. *	24,792	1,295,630
ScanSource, Inc. *	10,228	279,736
Seagate Technology Holdings plc	81,717	4,802,508
SmartRent, Inc. *	54,496	140,600
Sono-Tek Corp. *	2,719	14,819
Super Micro Computer, Inc. *	19,765	2,083,824
TD SYNNEX Corp.	17,668	1,573,159
TE Connectivity Ltd.	134,515	16,460,601
Teledyne Technologies, Inc. *	19,942	8,263,965
TransAct Technologies, Inc. *	3,397	19,023
Trimble, Inc. *	106,696	5,025,382
TTM Technologies, Inc. *	43,639	515,377
Turtle Beach Corp. *	6,086	66,155
Ubiquiti, Inc.	1,828	425,101
ViaSat, Inc. *	32,706	1,145,691
Viavi Solutions, Inc. *	96,616	865,679
Vishay Intertechnology, Inc.	55,251	1,176,294
Vishay Precision Group, Inc. *	5,394	202,491
Vontier Corp.	66,725	1,810,249
Wayside Technology Group, Inc.	1,603	71,173
Western Digital Corp. *	135,835	4,678,157
Wireless Telecom Group, Inc. *	17,985	32,373
Wrap Technologies, Inc. *(a)	21,515	27,539
Xerox Holdings Corp.	48,642	762,220
Zebra Technologies Corp., Class A *	21,947	6,321,394
		1,398,084,203

Telecommunication Services 1.0%
Anterix, Inc. *	8,567	270,546
AST SpaceMobile, Inc. *(a)	26,087	138,522
AT&T, Inc.	3,040,092	53,718,426
ATN International, Inc.	4,147	149,997
Bandwidth, Inc., Class A *	9,570	116,467
Charge Enterprises, Inc. *	38,686	41,007
Cogent Communications Holdings, Inc.	18,246	1,259,704
Consolidated Communications Holdings, Inc. *	28,849	111,646
EchoStar Corp., Class A *	15,741	268,699
Frontier Communications Parent, Inc. *	95,225	2,146,371
Globalstar, Inc. *	306,760	277,925
Gogo, Inc. *	27,853	373,509
IDT Corp., Class B *	8,928	296,499
Iridium Communications, Inc.	53,505	3,395,962
KORE Group Holdings, Inc. *	12,000	14,640
Liberty Global plc, Class A *	73,281	1,429,712
Liberty Global plc, Class C *	109,104	2,219,175
Liberty Latin America Ltd., Class A *	15,888	140,927
Liberty Latin America Ltd., Class C *	61,742	548,269
Lumen Technologies, Inc.	398,859	945,296
NII Holdings, Inc. Escrow *(c)	28,127	16,595
Ooma, Inc. *	9,711	119,445
Radius Global Infrastructure, Inc., Class A *	33,233	488,193
Shenandoah Telecommunications Co.	21,835	454,386
Spok Holdings, Inc.	6,936	84,827
SurgePays, Inc. *	7,000	30,100
Telephone & Data Systems, Inc.	41,799	417,990
T-Mobile US, Inc. *	252,181	36,288,846
SECURITY	NUMBER OF SHARES	VALUE ($)
United States Cellular Corp. *	5,896	125,231
Verizon Communications, Inc.	1,788,510	69,447,843
		175,336,755

Transportation 1.7%
Air Transport Services Group, Inc. *	23,833	484,048
Alaska Air Group, Inc. *	54,536	2,370,134
Allegiant Travel Co. *	6,715	697,756
American Airlines Group, Inc. *	276,648	3,773,479
ArcBest Corp.	10,461	987,518
Avis Budget Group, Inc. *	10,561	1,865,812
Bird Global, Inc., Class A *	105,731	14,316
Blade Air Mobility, Inc. *	26,008	68,141
C.H. Robinson Worldwide, Inc.	50,176	5,061,253
Covenant Logistics Group, Inc.	3,394	133,690
CSX Corp.	895,467	27,437,109
Daseke, Inc. *	25,341	207,289
Delta Air Lines, Inc. *	272,280	9,341,927
Eagle Bulk Shipping, Inc.	4,187	187,243
Expeditors International of Washington, Inc.	67,705	7,707,537
FedEx Corp.	98,925	22,533,136
Forward Air Corp.	11,327	1,195,112
Frontier Group Holdings, Inc. *	16,091	152,704
FTAI Infrastructure, Inc.	43,117	133,663
Genco Shipping & Trading Ltd.	14,965	230,611
GXO Logistics, Inc. *	50,615	2,689,175
Hawaiian Holdings, Inc. *	23,629	196,829
Heartland Express, Inc.	18,795	272,152
Hertz Global Holdings, Inc. *	69,303	1,155,974
Hub Group, Inc., Class A *	13,809	1,041,199
JB Hunt Transport Services, Inc.	35,369	6,199,832
JetBlue Airways Corp. *	138,334	987,705
Joby Aviation, Inc. *(a)	126,843	549,230
Kirby Corp. *	25,399	1,824,664
Knight-Swift Transportation Holdings, Inc.	68,238	3,843,164
Landstar System, Inc.	15,286	2,690,795
Lyft, Inc., Class A *	138,165	1,416,191
Marten Transport Ltd.	24,450	493,645
Matson, Inc.	16,204	1,102,358
Mesa Air Group, Inc. *	12,880	27,177
Norfolk Southern Corp.	97,233	19,741,216
Old Dominion Freight Line, Inc.	38,780	12,424,724
P.A.M. Transportation Services, Inc. *	3,071	68,944
Pangaea Logistics Solutions Ltd.	13,298	82,581
Radiant Logistics, Inc. *	16,850	111,210
RXO, Inc. *	49,898	902,655
Ryder System, Inc.	21,335	1,688,879
Saia, Inc. *	11,305	3,366,290
Schneider National, Inc., Class B	16,152	422,698
SkyWest, Inc. *	20,970	593,451
Southwest Airlines Co.	252,750	7,655,797
Spirit Airlines, Inc.	51,444	879,692
Sun Country Airlines Holdings, Inc. *	14,296	282,060
Uber Technologies, Inc. *	851,589	26,441,838
U-Haul Holding Co.	4,034	246,316
U-Haul Holding Co. - Non Voting	37,767	2,043,195
Union Pacific Corp.	260,425	50,965,172
United Airlines Holdings, Inc. *	138,882	6,083,032
United Parcel Service, Inc., Class B	310,373	55,808,169
Universal Logistics Holdings, Inc.	3,300	84,480
US Xpress Enterprises, Inc., Class A *	21,997	132,862
Werner Enterprises, Inc.	25,074	1,132,593
XPO, Inc. *	49,223	2,174,672
See financial notes
Schwab Equity Index Funds | Semiannual Report93

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Yellow Corp. *	13,029	24,364
		302,429,458

Utilities 2.8%
ALLETE, Inc.	24,138	1,505,728
Alliant Energy Corp.	106,954	5,897,444
Altus Power, Inc. *	18,211	82,678
Ameren Corp.	109,835	9,772,020
American Electric Power Co., Inc.	219,104	20,249,592
American States Water Co.	15,639	1,387,961
American Water Works Co., Inc.	82,020	12,159,465
Artesian Resources Corp., Class A	2,941	161,108
Atmos Energy Corp.	61,068	6,970,302
Avangrid, Inc.	29,923	1,204,700
Avista Corp.	31,567	1,391,158
Black Hills Corp.	27,704	1,808,794
Cadiz, Inc. *	15,822	64,554
California Water Service Group	23,134	1,297,355
CenterPoint Energy, Inc.	267,277	8,143,930
Chesapeake Utilities Corp.	7,516	928,226
Clearway Energy, Inc., Class A	14,344	415,689
Clearway Energy, Inc., Class C	34,782	1,056,329
CMS Energy Corp.	124,134	7,728,583
Consolidated Edison, Inc.	151,257	14,894,277
Consolidated Water Co., Ltd.	7,055	119,230
Constellation Energy Corp.	138,957	10,755,272
Dominion Energy, Inc.	355,614	20,319,784
DTE Energy Co.	82,494	9,273,151
Duke Energy Corp.	327,605	32,393,582
Edison International	162,250	11,941,600
Entergy Corp.	86,643	9,321,054
Essential Utilities, Inc.	101,369	4,328,456
Evergy, Inc.	97,792	6,073,861
Eversource Energy	148,792	11,547,747
Exelon Corp.	423,587	17,977,032
FirstEnergy Corp.	231,240	9,203,352
Genie Energy Ltd., Class B	9,550	148,693
Global Water Resources, Inc.	4,694	51,493
Hawaiian Electric Industries, Inc.	46,150	1,809,541
IDACORP, Inc.	21,439	2,382,302
MGE Energy, Inc.	15,212	1,165,391
Middlesex Water Co.	8,586	626,606
Montauk Renewables, Inc. *	25,936	172,474
National Fuel Gas Co.	39,141	2,187,982
New Jersey Resources Corp.	40,776	2,105,673
NextEra Energy, Inc.	845,187	64,766,680
NiSource, Inc.	173,812	4,946,690
Northwest Natural Holding Co.	14,999	704,353
NorthWestern Corp.	24,551	1,439,180
NRG Energy, Inc.	98,145	3,353,615
OGE Energy Corp.	84,976	3,189,999
ONE Gas, Inc.	23,190	1,784,470
Ormat Technologies, Inc.	22,300	1,913,563
Otter Tail Corp.	17,495	1,258,765
PG&E Corp. *	686,717	11,749,728
Pinnacle West Capital Corp.	48,167	3,779,183
PNM Resources, Inc.	37,120	1,786,586
Portland General Electric Co.	38,350	1,941,277
PPL Corp.	312,927	8,987,263
Public Service Enterprise Group, Inc.	211,941	13,394,671
Pure Cycle Corp. *	8,445	83,352
RGC Resources, Inc.	3,883	74,359
Sempra Energy	133,363	20,736,613
SJW Group	11,576	878,850
Southwest Gas Holdings, Inc.	27,612	1,546,272
Spire, Inc.	22,405	1,517,491
Spruce Power Holding Corp. *	69,465	48,723
SECURITY	NUMBER OF SHARES	VALUE ($)
Sunnova Energy International, Inc. *	43,239	776,572
The AES Corp.	288,071	6,815,760
The Southern Co.	463,137	34,063,726
The York Water Co.	6,196	260,480
UGI Corp.	88,795	3,008,375
Unitil Corp.	7,063	392,632
Via Renewables, Inc.	1,311	13,571
Vistra Corp.	158,900	3,791,354
WEC Energy Group, Inc.	134,349	12,920,343
Xcel Energy, Inc.	233,337	16,312,590
		479,261,255
Total Common Stocks (Cost $9,650,261,464)		17,343,651,992

PREFERRED STOCKS 0.0% OF NET ASSETS

Software & Services 0.0%
SRAX, Inc. *(c)	9,789	587
Total Preferred Stocks (Cost $529)		587

RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(c)	5,747	14,033
Carisma Therapeutics, Inc. CVR *(c)	67,895	0
F-star Therapeutics, Inc. Agonist CVR *(c)	975	421
F-star Therapeutics, Inc. Antagonist CVR *(c)	975	421
IMARA, Inc. CVR *(c)	11,519	3,686
		18,561
Total Rights (Cost $3,686)		18,561

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% (e)(f)	30,743,334	30,743,334
Total Short-Term Investments (Cost $30,743,334)		30,743,334
Total Investments in Securities (Cost $9,681,009,013)		17,374,414,474

See financial notes
94Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/16/23	134	11,891,160	(4,745)
S&P 500 Index, e-mini, expires 06/16/23	321	67,225,425	1,859,155
Net Unrealized Appreciation			1,854,410

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $29,250,234.
(b)	First Republic Bank was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on May 1, 2023 and the position has subsequently been sold.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2023:
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
The Charles Schwab Corp.	$50,203,015	$1,204,202	($111,737)	($18,670)	($17,606,197)	$33,670,613	644,537	$298,704

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$14,178,731,297	$—	$—	$14,178,731,297
Equity Real Estate Investment Trusts (REITs)	510,281,699	—	0 *	510,281,699
Health Care Equipment & Services	1,044,667,381	—	0 *	1,044,667,381
Pharmaceuticals, Biotechnology & Life Sciences	1,434,434,641	—	200,219	1,434,634,860
Telecommunication Services	175,320,160	—	16,595	175,336,755
Preferred Stocks[1]
Software & Services	—	—	587	587
Rights[1]
Pharmaceuticals, Biotechnology & Life Sciences	—	—	18,561 *	18,561
Short-Term Investments[1]	30,743,334	—	—	30,743,334
Futures Contracts[2]	1,859,155	—	—	1,859,155
Liabilities
Futures Contracts[2]	(4,745)	—	—	(4,745)
Total	$17,376,032,922	$—	$235,962	$17,376,268,884

*	Level 3 amount shown includes securities determined to have no value at April 30, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
Schwab Equity Index Funds | Semiannual Report95

Schwab Total Stock Market Index Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $24,850,160)		$33,670,613
Investments in securities, at value - unaffiliated (cost $9,656,158,853) including securities on loan of $29,250,234		17,340,743,861
Cash		60,891,500
Deposit with broker for futures contracts		6,071,200
Receivables:
Dividends		12,868,562
Fund shares sold		7,805,977
Variation margin on future contracts		628,376
Income from securities on loan		343,590
Investments sold	+	36,344
Total assets		17,463,060,023

Liabilities
Collateral held for securities on loan		30,743,333
Payables:
Fund shares redeemed		8,681,976
Investment adviser fees		396,674
Investments bought	+	40,059
Total liabilities		39,862,042
Net assets		$17,423,197,981

Net Assets by Source
Capital received from investors		$9,902,543,093
Total distributable earnings	+	7,520,654,888
Net assets		$17,423,197,981

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$17,423,197,981		246,783,397		$70.60

See financial notes
96Schwab Equity Index Funds | Semiannual Report

Schwab Total Stock Market Index Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $37,125)		$142,682,202
Dividends received from securities - affiliated		298,704
Securities on loan, net	+	1,770,075
Total investment income		144,750,981

Expenses
Investment adviser fees		2,477,582
Proxy fees[1]	+	9,086
Total expenses	–	2,486,668
Net investment income		142,264,313

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(18,670)
Net realized losses on sales of securities - unaffiliated		(85,786,890)
Net realized gains on futures contracts	+	829,275
Net realized losses		(84,976,285)
Net change in unrealized appreciation (depreciation) on securities - affiliated		(17,606,197)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		1,145,843,022
Net change in unrealized appreciation (depreciation) on futures contracts	+	(1,093,841)
Net change in unrealized appreciation (depreciation)	+	1,127,142,984
Net realized and unrealized gains		1,042,166,699
Increase in net assets resulting from operations		$1,184,431,012

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
Schwab Equity Index Funds | Semiannual Report97

Schwab Total Stock Market Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$142,264,313	$245,763,721
Net realized losses		(84,976,285)	(62,772,870)
Net change in unrealized appreciation (depreciation)	+	1,127,142,984	(3,393,580,219)
Increase (decrease) in net assets resulting from operations		$1,184,431,012	($3,210,589,368 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($253,821,250 )	($271,189,903 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		18,276,270	$1,236,935,020	42,748,598	$3,156,883,859
Shares reinvested		2,670,248	178,132,254	2,402,741	195,366,859
Shares redeemed	+	(14,290,284)	(968,676,720)	(28,345,522)	(2,055,951,707)
Net transactions in fund shares		6,656,234	$446,390,554	16,805,817	$1,296,299,011

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		240,127,163	$16,046,197,665	223,321,346	$18,231,677,925
Total increase (decrease)	+	6,656,234	1,377,000,316	16,805,817	(2,185,480,260)
End of period		246,783,397	$17,423,197,981	240,127,163	$16,046,197,665
See financial notes
98Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	12/20/17[1]– 10/31/18
Per-Share Data
Net asset value at beginning of period	$66.09	$89.23	$62.76	$49.06	$42.37	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.35	0.64	0.56	0.55	0.57	0.46
Net realized and unrealized gains (losses)	7.18	(22.20)	26.39	13.65	6.52	1.91 [3]
Total from investment operations	7.53	(21.56)	26.95	14.20	7.09	2.37
Less distributions:
Distributions from net investment income	(0.59)	(0.51)	(0.48)	(0.50)	(0.40)	—
Distributions from net realized gains	—	(1.07)	—	—	—	—
Total distributions	(0.59)	(1.58)	(0.48)	(0.50)	(0.40)	—
Net asset value at end of period	$73.03	$66.09	$89.23	$62.76	$49.06	$42.37
Total return	11.49%[4]	(24.63%)	43.14%	29.16%	17.04%	5.93%[4]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.035%[5]	0.035%[6]	0.035%	0.035%	0.035%[7]	0.040%[5,8]
Net operating expenses	N/A	N/A	N/A	N/A	N/A	0.02%[5,8]
Net investment income (loss)	1.05%[5]	0.86%	0.73%	0.97%	1.27%	1.23%[5]
Portfolio turnover rate	8%[4]	18%	18%	41%	46%	23%[4]
Net assets, end of period (x 1,000,000)	$1,091	$929	$881	$487	$166	$93

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.0005% of non-routine proxy expenses.
[7]	Effective December 20, 2018, the annual operating expense ratio was reduced to 0.035%. The ratio presented for period ended 10/31/19 is a blended ratio.
[8]
The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018.
The ratio presented for period ended 10/31/18 is a blended ratio.

See financial notes
Schwab Equity Index Funds | Semiannual Report99

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 2.2%
Aptiv plc *	3,763	387,062
Lucid Group, Inc. *(a)	30,149	239,383
Tesla, Inc. *	142,836	23,469,383
		24,095,828

Banks 0.0%
First Citizens BancShares, Inc., Class A	148	149,063
Western Alliance Bancorp	3,512	130,365
		279,428

Capital Goods 4.0%
A.O. Smith Corp.	1,655	113,020
Advanced Drainage Systems, Inc.	3,451	295,820
AECOM	399	33,137
AGCO Corp.	463	57,384
Allegion plc	3,830	423,138
Allison Transmission Holdings, Inc.	3,909	190,720
Armstrong World Industries, Inc.	1,393	95,643
Axon Enterprise, Inc. *	2,882	607,266
BWX Technologies, Inc.	1,910	123,348
Carlisle Cos., Inc.	2,384	514,586
Caterpillar, Inc.	25,059	5,482,909
ChargePoint Holdings, Inc. *(a)	14,067	121,961
Core & Main, Inc., Class A *	1,395	36,354
Deere & Co.	15,010	5,674,080
Donaldson Co., Inc.	1,037	65,901
Emerson Electric Co.	10,000	832,600
Fastenal Co.	31,744	1,709,097
Fortune Brands Innovations, Inc.	2,429	157,132
Generac Holdings, Inc. *	3,457	353,375
General Electric Co.	3,365	333,034
Graco, Inc.	6,366	504,760
HEICO Corp.	2,352	396,641
HEICO Corp., Class A	4,052	543,900
Honeywell International, Inc.	10,946	2,187,449
Howmet Aerospace, Inc.	1,970	87,251
Huntington Ingalls Industries, Inc.	473	95,385
IDEX Corp.	741	152,883
Illinois Tool Works, Inc.	15,196	3,676,520
Lincoln Electric Holdings, Inc.	3,092	518,838
Lockheed Martin Corp.	12,596	5,850,212
Masco Corp.	647	34,621
Masterbrand, Inc. *	2,324	18,755
Nordson Corp.	746	161,367
Northrop Grumman Corp.	934	430,826
Otis Worldwide Corp.	2,791	238,072
Parker-Hannifin Corp.	1,603	520,783
Plug Power, Inc. *(a)	14,252	128,696
Quanta Services, Inc.	4,296	728,774
Rockwell Automation, Inc.	4,286	1,214,695
SiteOne Landscape Supply, Inc. *	1,489	219,985
SECURITY	NUMBER OF SHARES	VALUE ($)
Spirit AeroSystems Holdings, Inc., Class A	5,484	163,204
The Boeing Co. *	9,556	1,975,990
The Middleby Corp. *	207	29,162
The Toro Co.	5,763	600,850
Trane Technologies plc	7,362	1,367,933
TransDigm Group, Inc.	1,095	837,675
Trex Co., Inc. *	6,109	333,918
United Rentals, Inc.	1,764	636,998
Valmont Industries, Inc.	144	41,841
Vertiv Holdings Co.	2,599	38,777
W.W. Grainger, Inc.	2,485	1,728,492
Watsco, Inc.	962	333,218
WESCO International, Inc.	1,276	183,744
WillScot Mobile Mini Holdings Corp. *	5,953	270,266
Xylem, Inc.	1,373	142,572
		43,615,558

Commercial & Professional Services 2.0%
Automatic Data Processing, Inc.	21,204	4,664,880
Booz Allen Hamilton Holding Corp.	7,227	691,768
Broadridge Financial Solutions, Inc.	5,837	848,758
Ceridian HCM Holding, Inc. *	1,467	93,125
Cintas Corp.	4,461	2,033,190
Copart, Inc. *	23,535	1,860,442
CoStar Group, Inc. *	3,206	246,702
Driven Brands Holdings, Inc. *	148	4,544
Equifax, Inc.	3,355	699,115
FTI Consulting, Inc. *	780	140,790
Genpact Ltd.	5,124	228,274
KBR, Inc.	4,874	276,502
MSA Safety, Inc.	752	97,572
Paychex, Inc.	17,831	1,958,914
Paycom Software, Inc. *	2,831	822,037
Paylocity Holding Corp. *	2,215	428,137
Republic Services, Inc.	735	106,296
Ritchie Bros Auctioneers, Inc.	3,216	183,923
Robert Half International, Inc.	5,176	377,848
Rollins, Inc.	11,861	501,127
Tetra Tech, Inc.	1,197	165,629
TransUnion	7,783	535,548
Verisk Analytics, Inc.	8,579	1,665,270
Waste Management, Inc.	21,251	3,528,729
		22,159,120

Consumer Discretionary Distribution & Retail 7.8%
Advance Auto Parts, Inc.	264	33,140
Amazon.com, Inc. *	490,619	51,735,774
AutoZone, Inc. *	940	2,503,511
Best Buy Co., Inc.	3,424	255,157
Burlington Stores, Inc. *	3,357	647,263
CarMax, Inc. *	1,005	70,380
Carvana Co. *(a)	5,687	39,468
eBay, Inc.	4,144	192,406
Etsy, Inc. *	6,926	699,734
Five Below, Inc. *	3,009	593,856
See financial notes
100Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Floor & Decor Holdings, Inc., Class A *	5,693	565,543
Genuine Parts Co.	630	106,035
Leslie's, Inc. *	8,566	92,941
Lowe’s Cos., Inc.	28,871	6,000,260
Nordstrom, Inc. (a)	5,379	83,159
Ollie's Bargain Outlet Holdings, Inc. *	221	14,420
O'Reilly Automotive, Inc. *	1,397	1,281,482
Pool Corp.	2,104	739,177
RH *	376	95,929
Ross Stores, Inc.	7,988	852,559
The Home Depot, Inc.	32,690	9,824,653
The TJX Cos., Inc.	64,182	5,058,825
Tractor Supply Co.	6,097	1,453,525
Ulta Beauty, Inc. *	2,784	1,535,181
Valvoline, Inc.	9,420	325,461
Victoria's Secret & Co. *	3,182	98,674
Wayfair, Inc., Class A *	2,749	95,748
Williams-Sonoma, Inc.	2,911	352,347
		85,346,608

Consumer Durables & Apparel 1.3%
Brunswick Corp.	667	56,555
D.R. Horton, Inc.	9,148	1,004,633
Deckers Outdoor Corp. *	1,281	614,035
Lululemon Athletica, Inc. *	6,171	2,344,548
Mattel, Inc. *	9,415	169,470
NIKE, Inc., Class B	66,541	8,432,076
NVR, Inc. *	116	677,440
Polaris, Inc.	2,250	244,463
PulteGroup, Inc.	4,910	329,706
Skechers U.S.A., Inc., Class A *	1,114	59,254
Tapestry, Inc.	1,773	72,356
Toll Brothers, Inc.	3,129	199,974
TopBuild Corp. *	1,490	335,965
YETI Holdings, Inc. *	4,771	188,216
		14,728,691

Consumer Services 2.5%
Airbnb, Inc., Class A *	20,741	2,482,075
Booking Holdings, Inc. *	2,144	5,759,449
Bright Horizons Family Solutions, Inc. *	904	68,812
Caesars Entertainment, Inc. *	7,802	353,353
Chipotle Mexican Grill, Inc. *	1,519	3,140,715
Choice Hotels International, Inc.	1,775	226,348
Churchill Downs, Inc.	1,966	575,114
Darden Restaurants, Inc.	4,918	747,192
Domino’s Pizza, Inc.	1,419	450,490
DoorDash, Inc., Class A *	12,218	747,619
DraftKings, Inc., Class A *	19,471	426,610
Expedia Group, Inc. *	8,152	765,962
H&R Block, Inc.	6,924	234,793
Hilton Worldwide Holdings, Inc.	10,482	1,509,618
Las Vegas Sands Corp. *	6,787	433,350
Marriott International, Inc., Class A	14,676	2,485,234
McDonald’s Corp.	9,944	2,940,938
Mister Car Wash, Inc. *	3,333	29,397
Norwegian Cruise Line Holdings Ltd. *	1,759	23,483
Planet Fitness, Inc., Class A *	3,401	282,759
Six Flags Entertainment Corp. *	2,076	50,384
Starbucks Corp.	22,838	2,610,155
The Wendy's Co.	9,193	203,165
Travel & Leisure Co.	3,094	118,407
Vail Resorts, Inc.	2,094	503,649
Wyndham Hotels & Resorts, Inc.	3,272	223,216
Wynn Resorts Ltd. *	714	81,596
SECURITY	NUMBER OF SHARES	VALUE ($)
Yum! Brands, Inc.	1,785	250,935
		27,724,818

Consumer Staples Distribution & Retail 1.9%
BJ's Wholesale Club Holdings, Inc. *	4,680	357,412
Costco Wholesale Corp.	24,488	12,322,851
Dollar General Corp.	12,460	2,759,392
Dollar Tree, Inc. *	3,575	549,513
Grocery Outlet Holding Corp. *	288	8,577
Performance Food Group Co. *	2,558	160,361
Sysco Corp.	28,068	2,153,938
Target Corp.	14,120	2,227,430
		20,539,474

Energy 1.4%
Antero Resources Corp. *	10,233	235,257
Cheniere Energy, Inc.	7,896	1,208,088
Coterra Energy, Inc.	7,103	181,837
Devon Energy Corp.	17,567	938,605
Diamondback Energy, Inc.	5,642	802,292
Enviva, Inc.	1,635	35,152
EOG Resources, Inc.	23,654	2,825,943
Halliburton Co.	22,469	735,860
Hess Corp.	12,184	1,767,411
New Fortress Energy, Inc.	2,996	90,749
Occidental Petroleum Corp.	36,241	2,229,909
ONEOK, Inc.	2,742	179,354
Ovintiv, Inc.	9,695	349,796
PDC Energy, Inc.	2,606	169,520
Pioneer Natural Resources Co.	7,223	1,571,364
Range Resources Corp.	8,622	228,052
Southwestern Energy Co. *	4,411	22,893
Targa Resources Corp.	12,458	940,953
Texas Pacific Land Corp.	316	466,937
		14,979,972

Equity Real Estate Investment Trusts (REITs) 1.4%
American Tower Corp.	19,676	4,021,578
Apartment Income REIT Corp.	439	16,234
Camden Property Trust	455	50,073
Crown Castle, Inc.	23,851	2,935,820
Equinix, Inc.	3,851	2,788,432
Equity LifeStyle Properties, Inc.	6,006	413,813
Extra Space Storage, Inc.	867	131,819
Iron Mountain, Inc.	11,876	656,030
Lamar Advertising Co., Class A	4,187	442,482
Public Storage	6,862	2,023,123
SBA Communications Corp.	1,347	351,419
Simon Property Group, Inc.	8,718	987,924
		14,818,747

Financial Services 5.5%
American Express Co.	2,108	340,105
Ameriprise Financial, Inc.	3,710	1,131,995
Apollo Global Management, Inc.	20,348	1,289,860
Ares Management Corp., Class A	8,446	739,785
Blackstone, Inc.	39,227	3,504,148
Blue Owl Capital, Inc.	23,347	262,887
Credit Acceptance Corp. *	39	19,091
Euronet Worldwide, Inc. *	1,931	213,839
FactSet Research Systems, Inc.	2,096	862,902
Fiserv, Inc. *	2,980	363,918
FleetCor Technologies, Inc. *	3,953	845,626
Jack Henry & Associates, Inc.	3,994	652,380
See financial notes
Schwab Equity Index Funds | Semiannual Report101

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
LPL Financial Holdings, Inc.	4,397	918,269
MarketAxess Holdings, Inc.	2,050	652,659
Mastercard, Inc., Class A	47,048	17,879,651
Moody's Corp.	8,339	2,611,108
Morningstar, Inc.	1,252	223,244
MSCI, Inc.	3,232	1,559,278
PayPal Holdings, Inc. *	19,402	1,474,552
Raymond James Financial, Inc.	887	80,300
Rocket Cos., Inc., Class A *(a)	3,218	28,672
Shift4 Payments, Inc., Class A *	2,789	189,011
The Charles Schwab Corp. (b)	46,303	2,418,869
The Western Union Co.	6,666	72,859
Toast, Inc., Class A *	14,106	256,729
Tradeweb Markets, Inc., Class A	3,785	266,502
Upstart Holdings, Inc. *(a)	699	9,716
UWM Holdings Corp. (a)	4,179	25,074
Visa, Inc., Class A	89,866	20,914,514
WEX, Inc. *	1,739	308,412
		60,115,955

Food, Beverage & Tobacco 2.6%
Brown-Forman Corp., Class A	1,399	92,166
Brown-Forman Corp., Class B	6,027	392,297
Darling Ingredients, Inc. *	620	36,933
Freshpet, Inc. *	1,424	98,213
Kellogg Co.	7,698	537,090
Lamb Weston Holdings, Inc.	7,928	886,430
Monster Beverage Corp. *	37,399	2,094,344
PepsiCo, Inc.	64,598	12,331,112
Pilgrim's Pride Corp. *	1,284	29,288
The Boston Beer Co., Inc., Class A *	488	154,945
The Coca-Cola Co.	161,970	10,390,376
The Hershey Co.	6,986	1,907,597
		28,950,791

Health Care Equipment & Services 5.3%
Abbott Laboratories	12,526	1,383,747
agilon health, Inc. *	9,777	237,288
Align Technology, Inc. *	3,247	1,056,249
AmerisourceBergen Corp.	8,983	1,498,813
Baxter International, Inc.	4,342	207,027
Certara, Inc. *	4,189	101,248
Chemed Corp.	280	154,350
Cigna Corp.	2,569	650,702
DaVita, Inc. *	3,055	276,050
Definitive Healthcare Corp. *	826	8,838
DexCom, Inc. *	21,279	2,581,994
Doximity, Inc., Class A *	2,865	105,289
Edwards Lifesciences Corp. *	34,131	3,002,845
Elevance Health, Inc.	4,053	1,899,438
GE Healthcare, Inc. *	1,140	92,728
Globus Medical, Inc., Class A *	261	15,174
Guardant Health, Inc. *	5,316	119,929
HCA Healthcare, Inc.	718	206,303
Humana, Inc.	4,931	2,615,846
ICU Medical, Inc. *	207	39,152
IDEXX Laboratories, Inc. *	4,537	2,232,930
Insulet Corp. *	3,796	1,207,280
Intuitive Surgical, Inc. *	17,932	5,401,477
Masimo Corp. *	2,004	379,037
McKesson Corp.	1,480	539,075
Molina Healthcare, Inc. *	2,447	728,937
Novocure Ltd. *	5,723	377,146
Penumbra, Inc. *	1,959	556,591
ResMed, Inc.	7,970	1,920,451
Stryker Corp.	10,388	3,112,764
SECURITY	NUMBER OF SHARES	VALUE ($)
Tandem Diabetes Care, Inc. *	3,279	129,783
Teladoc Health, Inc. *	860	22,816
UnitedHealth Group, Inc.	47,051	23,153,327
Veeva Systems, Inc., Class A *	7,691	1,377,304
		57,391,928

Household & Personal Products 1.6%
Church & Dwight Co., Inc.	6,025	585,148
Colgate-Palmolive Co.	28,107	2,242,939
Kimberly-Clark Corp.	10,971	1,589,588
Olaplex Holdings, Inc. *	6,916	25,589
The Clorox Co.	5,615	929,956
The Estee Lauder Cos., Inc., Class A	12,689	3,130,630
The Procter & Gamble Co.	55,672	8,705,988
		17,209,838

Insurance 1.3%
Aon plc, Class A	10,667	3,468,695
Arch Capital Group Ltd. *	6,330	475,193
Arthur J. Gallagher & Co.	1,321	274,847
Assurant, Inc.	184	22,656
Brown & Brown, Inc.	991	63,811
Erie Indemnity Co., Class A	1,024	222,546
Everest Re Group Ltd.	664	250,992
Lincoln National Corp.	1,881	40,874
Markel Corp. *	167	228,545
Marsh & McLennan Cos., Inc.	24,465	4,408,348
RenaissanceRe Holdings Ltd.	1,302	280,464
Ryan Specialty Holdings, Inc., Class A *	4,507	184,156
The Progressive Corp.	28,086	3,830,930
		13,752,057

Materials 1.3%
Albemarle Corp.	3,327	617,025
Ardagh Metal Packaging S.A.	2,283	9,315
Avery Dennison Corp.	2,767	482,786
Axalta Coating Systems Ltd. *	2,884	91,048
Ball Corp.	6,833	363,379
Berry Global Group, Inc.	3,202	185,108
CF Industries Holdings, Inc.	10,811	773,851
Crown Holdings, Inc.	5,645	484,228
Eagle Materials, Inc.	1,624	240,693
Ecolab, Inc.	12,101	2,031,032
FMC Corp.	2,380	294,120
Ginkgo Bioworks Holdings, Inc. *	9,592	11,702
Graphic Packaging Holding Co.	13,054	321,912
Linde plc	5,746	2,122,860
Louisiana-Pacific Corp.	391	23,358
Martin Marietta Materials, Inc.	309	112,229
MP Materials Corp. *	5,061	109,672
PPG Industries, Inc.	6,904	968,355
Royal Gold, Inc.	240	31,786
RPM International, Inc.	356	29,203
Sealed Air Corp.	8,081	387,807
Southern Copper Corp.	3,125	240,094
The Chemours Co.	4,803	139,623
The Mosaic Co.	2,299	98,512
The Scotts Miracle-Gro Co.	745	49,774
The Sherwin-Williams Co.	13,217	3,139,566
Vulcan Materials Co.	3,553	622,201
		13,981,239

See financial notes
102Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Media & Entertainment 7.3%
Alphabet, Inc., Class A *	288,651	30,983,798
Alphabet, Inc., Class C *	250,959	27,158,783
Cable One, Inc.	194	147,132
Charter Communications, Inc., Class A *	5,817	2,144,728
Electronic Arts, Inc.	972	123,716
Liberty Broadband Corp., Class A *	510	43,110
Liberty Broadband Corp., Class C *	3,013	255,442
Liberty Media Corp. - Liberty Formula One, Class C *	1,380	99,622
Liberty Media Corp. - Liberty SiriusXM, Class A *	1,275	35,827
Liberty Media Corp. - Liberty SiriusXM, Class C *	2,268	63,368
Live Nation Entertainment, Inc. *	4,351	294,911
Madison Square Garden Sports Corp.	512	102,656
Match Group, Inc. *	14,686	541,913
Meta Platforms, Inc., Class A *	26,246	6,307,439
Netflix, Inc. *	10,916	3,601,516
Nexstar Media Group, Inc., Class A	177	30,701
Pinterest, Inc., Class A *	7,177	165,071
Playtika Holding Corp. *	4,549	45,490
ROBLOX Corp., Class A *	24,711	879,712
Roku, Inc. *	1,945	109,328
Spotify Technology S.A. *	7,795	1,041,412
Take-Two Interactive Software, Inc. *	7,574	941,372
The Trade Desk, Inc., Class A *	24,246	1,559,988
The Walt Disney Co. *	6,852	702,330
TripAdvisor, Inc. *	812	14,397
Warner Bros Discovery, Inc. *	95,651	1,301,810
World Wrestling Entertainment, Inc., Class A	2,386	255,708
ZoomInfo Technologies, Inc. *	15,508	339,780
		79,291,060

Pharmaceuticals, Biotechnology & Life Sciences 6.7%
10X Genomics, Inc., Class A *	4,568	239,500
AbbVie, Inc.	97,680	14,761,402
Agilent Technologies, Inc.	14,672	1,987,029
Alnylam Pharmaceuticals, Inc. *	6,775	1,349,580
Amgen, Inc.	24,788	5,942,675
Avantor, Inc. *	31,251	608,770
Bio-Techne Corp.	8,581	685,450
Bruker Corp.	5,891	466,155
Catalent, Inc. *	3,132	156,976
Charles River Laboratories International, Inc. *	2,592	492,791
Danaher Corp.	2,450	580,430
Eli Lilly & Co.	37,914	15,008,636
Exact Sciences Corp. *	1,741	111,546
Exelixis, Inc. *	15,293	279,862
Horizon Therapeutics plc *	11,349	1,261,555
Incyte Corp. *	8,683	646,102
Ionis Pharmaceuticals, Inc. *	7,153	253,002
IQVIA Holdings, Inc. *	10,244	1,928,228
Maravai LifeSciences Holdings, Inc., Class A *	6,089	83,967
Merck & Co., Inc.	58,613	6,768,043
Mettler-Toledo International, Inc. *	1,214	1,810,681
Moderna, Inc. *	1,113	147,907
Natera, Inc. *	5,008	254,006
Neurocrine Biosciences, Inc. *	5,267	532,178
Novavax, Inc. *(a)	4,757	36,486
Regeneron Pharmaceuticals, Inc. *	836	670,296
Repligen Corp. *	2,183	331,008
Sarepta Therapeutics, Inc. *	4,633	568,793
SECURITY	NUMBER OF SHARES	VALUE ($)
Seagen, Inc. *	7,503	1,500,600
Sotera Health Co. *	5,517	92,520
Syneos Health, Inc. *	970	38,082
Thermo Fisher Scientific, Inc.	2,646	1,468,265
Ultragenyx Pharmaceutical, Inc. *	2,873	125,464
Vertex Pharmaceuticals, Inc. *	13,341	4,545,679
Waters Corp. *	3,259	978,873
West Pharmaceutical Services, Inc.	4,088	1,476,749
Zoetis, Inc.	26,021	4,573,971
		72,763,257

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	8,541	654,753
Opendoor Technologies, Inc. *	6,600	9,108
Zillow Group, Inc., Class C *	749	32,611
		696,472

Semiconductors & Semiconductor Equipment 8.3%
Advanced Micro Devices, Inc. *	70,353	6,287,448
Allegro MicroSystems, Inc. *	3,643	130,310
Analog Devices, Inc.	5,629	1,012,545
Applied Materials, Inc.	46,527	5,258,947
Broadcom, Inc.	21,826	13,673,989
Enphase Energy, Inc. *	7,226	1,186,509
Entegris, Inc.	8,179	612,771
GLOBALFOUNDRIES, Inc. *(a)	875	51,450
KLA Corp.	7,652	2,957,804
Lam Research Corp.	7,450	3,904,396
Lattice Semiconductor Corp. *	7,471	595,439
Microchip Technology, Inc.	25,098	1,831,903
Micron Technology, Inc.	11,353	730,679
Monolithic Power Systems, Inc.	2,530	1,168,784
NVIDIA Corp.	130,759	36,284,315
ON Semiconductor Corp. *	14,945	1,075,442
QUALCOMM, Inc.	61,944	7,235,059
Teradyne, Inc.	7,826	715,140
Texas Instruments, Inc.	34,352	5,743,654
Universal Display Corp.	2,396	319,770
		90,776,354

Software & Services 19.2%
Accenture plc, Class A	35,015	9,814,354
Adobe, Inc. *	25,281	9,545,094
Alteryx, Inc., Class A *	3,316	136,387
ANSYS, Inc. *	2,538	796,729
AppLovin Corp., Class A *	12,107	205,819
Aspen Technology, Inc. *	1,497	264,969
Atlassian Corp., Class A *	8,037	1,186,743
Autodesk, Inc. *	12,034	2,344,103
Bentley Systems, Inc., Class B	9,354	398,106
Black Knight, Inc. *	823	44,969
Cadence Design Systems, Inc. *	15,080	3,158,506
CCC Intelligent Solutions Holdings, Inc. *	3,482	30,224
Cloudflare, Inc., Class A *	15,615	734,686
Confluent, Inc., Class A *	6,871	151,162
Crowdstrike Holdings, Inc., Class A *	11,900	1,428,595
Datadog, Inc., Class A *	14,674	988,734
DocuSign, Inc. *	10,908	539,291
DoubleVerify Holdings, Inc. *	4,092	120,387
Dropbox, Inc., Class A *	13,846	281,628
Dynatrace, Inc. *	11,945	505,035
Elastic N.V. *	4,299	246,118
EPAM Systems, Inc. *	3,032	856,358
Fair Isaac Corp. *	1,340	975,453
Five9, Inc. *	3,885	251,903
See financial notes
Schwab Equity Index Funds | Semiannual Report103

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Fortinet, Inc. *	35,628	2,246,345
Gartner, Inc. *	4,233	1,280,313
Gen Digital, Inc.	10,893	192,479
Globant S.A. *	2,262	354,840
GoDaddy, Inc., Class A *	1,185	89,681
HubSpot, Inc. *	2,558	1,076,790
Informatica, Inc., Class A *	276	4,267
International Business Machines Corp.	33,251	4,203,259
Intuit, Inc.	15,240	6,765,798
Jamf Holding Corp. *	3,159	59,768
Manhattan Associates, Inc. *	2,129	352,733
Microsoft Corp.	413,284	126,985,642
MongoDB, Inc. *	3,662	878,733
nCino, Inc. *	804	19,883
NCR Corp. *	385	8,582
New Relic, Inc. *	2,931	209,479
Nutanix, Inc., Class A *	6,558	157,261
Okta, Inc. *	1,125	77,096
Oracle Corp.	58,080	5,501,338
Palantir Technologies, Inc., Class A *	101,630	787,632
Palo Alto Networks, Inc. *	16,434	2,998,548
Pegasystems, Inc.	2,269	103,512
Procore Technologies, Inc. *	2,833	151,310
PTC, Inc. *	5,880	739,645
RingCentral, Inc., Class A *	4,728	130,304
Salesforce, Inc. *	11,381	2,257,649
SentinelOne, Inc., Class A *	7,542	121,200
ServiceNow, Inc. *	11,214	5,151,936
Smartsheet, Inc., Class A *	7,059	288,501
Snowflake, Inc., Class A *	16,033	2,374,167
Splunk, Inc. *	8,987	775,039
Synopsys, Inc. *	8,429	3,129,856
Teradata Corp. *	3,013	116,633
Thoughtworks Holding, Inc. *	5,012	31,225
Twilio, Inc., Class A *	3,650	192,026
Tyler Technologies, Inc. *	1,987	753,133
UiPath, Inc., Class A *	1,996	28,104
Unity Software, Inc. *	8,819	237,848
VeriSign, Inc. *	551	122,212
VMware, Inc., Class A *	5,756	719,673
Wix.com Ltd. *	2,376	207,258
Workday, Inc., Class A *	11,042	2,055,358
Zoom Video Communications, Inc., Class A *	6,839	420,120
Zscaler, Inc. *	4,657	419,596
		209,782,125

Technology Hardware & Equipment 13.8%
Amphenol Corp., Class A	24,416	1,842,675
Apple Inc.	830,184	140,865,621
Arista Networks, Inc. *	13,593	2,177,055
Arrow Electronics, Inc. *	148	16,936
CDW Corp.	7,459	1,264,972
Cognex Corp.	8,906	424,727
Coherent Corp. *	1,001	34,174
Corning, Inc.	2,450	81,389
Dell Technologies, Inc., Class C	2,075	90,242
HP, Inc.	25,183	748,187
Jabil, Inc.	5,866	458,428
Keysight Technologies, Inc. *	9,165	1,325,626
National Instruments Corp.	926	53,921
NetApp, Inc.	12,090	760,340
Pure Storage, Inc., Class A *	15,933	363,750
Ubiquiti, Inc.	71	16,511
Vontier Corp.	5,372	145,742
SECURITY	NUMBER OF SHARES	VALUE ($)
Zebra Technologies Corp., Class A *	1,177	339,011
		151,009,307

Transportation 2.0%
C.H. Robinson Worldwide, Inc.	1,727	174,203
CSX Corp.	29,257	896,434
Delta Air Lines, Inc. *	35,194	1,207,506
Expeditors International of Washington, Inc.	2,706	308,051
GXO Logistics, Inc. *	626	33,259
JB Hunt Transport Services, Inc.	4,044	708,873
Landstar System, Inc.	1,743	306,820
Lyft, Inc., Class A *	14,452	148,133
Old Dominion Freight Line, Inc.	5,484	1,757,019
RXO, Inc. *	393	7,109
Uber Technologies, Inc. *	91,852	2,852,005
Union Pacific Corp.	33,972	6,648,320
United Parcel Service, Inc., Class B	36,274	6,522,428
XPO, Inc. *	393	17,363
		21,587,523

Utilities 0.0%
National Fuel Gas Co.	361	20,180
The AES Corp.	6,639	157,079
Vistra Corp.	12,562	299,729
		476,988
Total Common Stocks (Cost $838,243,004)		1,086,073,138

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell 1000 Growth ETF	4,300	1,061,369
Total Investment Companies (Cost $1,031,060)		1,061,369

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% (c)	2,431,866	2,431,866
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% (c)(d)	742,865	742,865
		3,174,731
Total Short-Term Investments (Cost $3,174,731)		3,174,731
Total Investments in Securities (Cost $842,448,795)		1,090,309,238

See financial notes
104Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Growth Index, e-mini, expires 06/16/23	23	2,872,700	39,575
S&P 500 Index, e-mini, expires 06/16/23	4	837,700	11,120
Net Unrealized Appreciation			50,695

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $714,099.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2023:
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
The Charles Schwab Corp.	$3,444,771	$443,495	($200,424)	($31,123)	($1,237,850)	$2,418,869	46,303	$21,169

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,086,073,138	$—	$—	$1,086,073,138
Investment Companies[1]	1,061,369	—	—	1,061,369
Short-Term Investments[1]	3,174,731	—	—	3,174,731
Futures Contracts[2]	50,695	—	—	50,695
Total	$1,090,359,933	$—	$—	$1,090,359,933

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
See financial notes
Schwab Equity Index Funds | Semiannual Report105

Schwab U.S. Large-Cap Growth Index Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $3,012,549)		$2,418,869
Investments in securities, at value - unaffiliated (cost $839,436,246) including securities on loan of $714,099		1,087,890,369
Deposit with broker for futures contracts		547,200
Receivables:
Fund shares sold		921,532
Dividends		484,535
Variation margin on future contracts		28,457
Income from securities on loan	+	3,646
Total assets		1,092,294,608

Liabilities
Collateral held for securities on loan		742,865
Payables:
Fund shares redeemed		438,667
Investment adviser fees	+	29,190
Total liabilities		1,210,722
Net assets		$1,091,083,886

Net Assets by Source
Capital received from investors		$906,332,236
Total distributable earnings	+	184,751,650
Net assets		$1,091,083,886

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,091,083,886		14,940,152		$73.03

See financial notes
106Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $66)		$5,323,681
Dividends received from securities - affiliated		21,169
Securities on loan, net	+	17,556
Total investment income		5,362,406

Expenses
Investment adviser fees		172,728
Total expenses	–	172,728
Net investment income		5,189,678

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(31,123)
Net realized losses on sales of securities - unaffiliated		(13,010,428)
Net realized gains on futures contracts	+	342,514
Net realized losses		(12,699,037)
Net change in unrealized appreciation (depreciation) on securities - affiliated		(1,237,850)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		121,824,289
Net change in unrealized appreciation (depreciation) on futures contracts	+	(60,179)
Net change in unrealized appreciation (depreciation)	+	120,526,260
Net realized and unrealized gains		107,827,223
Increase in net assets resulting from operations		$113,016,901
See financial notes
Schwab Equity Index Funds | Semiannual Report107

Schwab U.S. Large-Cap Growth Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$5,189,678	$7,639,170
Net realized losses		(12,699,037)	(43,977,680)
Net change in unrealized appreciation (depreciation)	+	120,526,260	(211,168,941)
Increase (decrease) in net assets resulting from operations		$113,016,901	($247,507,451 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($8,433,385 )	($16,277,055 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,606,751	$243,474,164	7,588,954	$563,493,219
Shares reinvested		108,233	7,134,711	157,797	14,184,348
Shares redeemed	+	(2,831,605)	(193,096,535)	(3,565,449)	(266,064,240)
Net transactions in fund shares		883,379	$57,512,340	4,181,302	$311,613,327

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		14,056,773	$928,988,030	9,875,471	$881,159,209
Total increase	+	883,379	162,095,856	4,181,302	47,828,821
End of period		14,940,152	$1,091,083,886	14,056,773	$928,988,030
See financial notes
108Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	12/20/17[1]– 10/31/18
Per-Share Data
Net asset value at beginning of period	$47.51	$53.65	$38.09	$43.06	$39.51	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.57	1.01	0.97	1.00	1.13	0.82
Net realized and unrealized gains (losses)	1.57	(4.60)	15.47	(4.07)	3.10	(1.31)
Total from investment operations	2.14	(3.59)	16.44	(3.07)	4.23	(0.49)
Less distributions:
Distributions from net investment income	(1.03)	(0.91)	(0.88)	(1.06)	(0.62)	—
Distributions from net realized gains	(0.06)	(1.64)	—	(0.84)	(0.06)	—
Total distributions	(1.09)	(2.55)	(0.88)	(1.90)	(0.68)	—
Net asset value at end of period	$48.56	$47.51	$53.65	$38.09	$43.06	$39.51
Total return	4.54%[3]	(7.04%)	43.70%	(7.69%)	11.08%	(1.23%)[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.035%[4]	0.035%[5]	0.035%	0.035%	0.035%[6]	0.040%[4,7]
Net operating expenses	N/A	N/A	N/A	N/A	N/A	0.02%[4,7]
Net investment income (loss)	2.39%[4]	2.05%	1.97%	2.57%	2.79%	2.36%[4]
Portfolio turnover rate	13%[3]	15%[8]	20%	50%	22%	22%[3]
Net assets, end of period (x 1,000)	$628,211	$647,796	$575,972	$331,322	$212,213	$69,749

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.0005% of non-routine proxy expenses.
[6]	Effective December 20, 2018, the annual operating expense ratio was reduced to 0.035%. The ratio presented for period ended 10/31/19 is a blended ratio.
[7]
The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018.
The ratio presented for period ended 10/31/18 is a blended ratio.

[8]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
Schwab Equity Index Funds | Semiannual Report109

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 0.8%
Aptiv plc *	6,788	698,214
BorgWarner, Inc.	7,826	376,665
Ford Motor Co.	132,199	1,570,524
General Motors Co.	46,653	1,541,415
Gentex Corp.	7,853	216,664
Harley-Davidson, Inc.	4,496	166,802
Lear Corp.	1,973	251,873
Lucid Group, Inc. *(a)	1,265	10,044
QuantumScape Corp. *(a)	8,582	60,074
Rivian Automotive, Inc., Class A *	17,456	223,786
Thor Industries, Inc.	1,722	136,073
		5,252,134

Banks 6.4%
Bank of America Corp.	235,627	6,899,159
Bank of Hawaii Corp.	1,312	63,540
Bank OZK	3,732	133,307
BOK Financial Corp.	981	82,276
Citigroup, Inc.	64,941	3,056,773
Citizens Financial Group, Inc.	16,372	506,550
Columbia Banking System, Inc.	6,978	149,050
Comerica, Inc.	4,389	190,351
Commerce Bancshares, Inc.	3,803	212,398
Cullen/Frost Bankers, Inc.	1,951	215,098
East West Bancorp, Inc.	4,754	245,734
F.N.B. Corp.	12,022	138,013
Fifth Third Bancorp	22,839	598,382
First Citizens BancShares, Inc., Class A	278	279,996
First Hawaiian, Inc.	4,244	81,103
First Horizon Corp.	17,782	312,074
First Republic Bank (b)	6,156	21,608
Huntington Bancshares, Inc.	48,110	538,832
JPMorgan Chase & Co.	97,854	13,527,337
KeyCorp	31,177	351,053
M&T Bank Corp.	5,764	725,111
New York Community Bancorp, Inc.	22,380	239,242
PacWest Bancorp	3,856	39,138
Pinnacle Financial Partners, Inc.	2,502	135,683
Popular, Inc.	2,376	142,584
Prosperity Bancshares, Inc.	2,923	183,038
Regions Financial Corp.	31,330	572,086
Synovus Financial Corp.	4,816	148,333
The PNC Financial Services Group, Inc.	13,505	1,759,026
Truist Financial Corp.	44,597	1,452,970
U.S. Bancorp	46,388	1,590,181
Webster Financial Corp.	5,798	216,265
Wells Fargo & Co.	128,691	5,115,467
Western Alliance Bancorp	1,359	50,446
Wintrust Financial Corp.	1,999	136,672
Zions Bancorp NA	4,947	137,823
		40,246,699

SECURITY	NUMBER OF SHARES	VALUE ($)
Capital Goods 8.1%
3M Co.	18,496	1,964,645
A.O. Smith Corp.	3,172	216,616
Acuity Brands, Inc.	1,070	168,397
AECOM	4,150	344,658
AGCO Corp.	1,801	223,216
Air Lease Corp.	3,465	139,362
Allegion plc	620	68,498
Allison Transmission Holdings, Inc.	629	30,689
AMETEK, Inc.	7,727	1,065,785
Armstrong World Industries, Inc.	633	43,462
Axon Enterprise, Inc. *	513	108,094
Builders FirstSource, Inc. *	4,873	461,814
BWX Technologies, Inc.	1,876	121,152
Carlisle Cos., Inc.	274	59,143
Carrier Global Corp.	28,013	1,171,504
Caterpillar, Inc.	2,252	492,738
Core & Main, Inc., Class A *	1,639	42,712
Crane Co. *	1,571	113,222
Crane Holdings Co.	1,571	74,403
Cummins, Inc.	4,725	1,110,564
Curtiss-Wright Corp.	1,289	218,911
Donaldson Co., Inc.	3,397	215,879
Dover Corp.	4,696	686,367
Eaton Corp. plc	13,391	2,237,904
Emerson Electric Co.	12,978	1,080,548
Esab Corp.	1,911	111,526
Flowserve Corp.	4,341	144,946
Fortive Corp.	11,870	748,878
Fortune Brands Innovations, Inc.	2,794	180,744
Gates Industrial Corp. plc *	3,656	49,246
General Dynamics Corp.	8,160	1,781,654
General Electric Co.	34,320	3,396,650
Graco, Inc.	1,753	138,995
Hayward Holdings, Inc. *	2,192	26,392
HEICO Corp.	98	16,527
HEICO Corp., Class A	162	21,745
Hexcel Corp.	2,798	201,680
Honeywell International, Inc.	15,963	3,190,046
Howmet Aerospace, Inc.	11,215	496,712
Hubbell, Inc.	1,795	483,429
Huntington Ingalls Industries, Inc.	1,026	206,903
IDEX Corp.	2,093	431,828
Illinois Tool Works, Inc.	1,039	251,376
Ingersoll Rand, Inc.	13,616	776,384
ITT, Inc.	2,792	235,757
Johnson Controls International plc	23,091	1,381,765
L3Harris Technologies, Inc.	6,372	1,243,496
Lennox International, Inc.	1,071	301,926
Masco Corp.	7,167	383,506
MasTec, Inc. *	2,035	180,728
Masterbrand, Inc. *	2,867	23,137
MDU Resources Group, Inc.	6,738	196,884
Mercury Systems, Inc. *	1,638	78,083
MSC Industrial Direct Co., Inc., Class A	1,557	141,267
Nordson Corp.	1,469	317,759
Northrop Grumman Corp.	4,270	1,969,623
See financial notes
110Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
nVent Electric plc	5,518	231,370
Oshkosh Corp.	2,192	167,732
Otis Worldwide Corp.	12,272	1,046,802
Owens Corning	3,127	333,995
PACCAR, Inc.	17,155	1,281,307
Parker-Hannifin Corp.	3,316	1,077,302
Pentair plc	5,516	320,369
Plug Power, Inc. *(a)	8,716	78,706
Quanta Services, Inc.	2,167	367,610
Raytheon Technologies Corp.	49,311	4,926,169
Regal Rexnord Corp.	2,187	284,660
Rockwell Automation, Inc.	1,252	354,829
Sensata Technologies Holding plc	5,056	219,683
SiteOne Landscape Supply, Inc. *	588	86,871
Snap-on, Inc.	1,763	457,340
Spirit AeroSystems Holdings, Inc., Class A	177	5,268
Stanley Black & Decker, Inc.	4,954	427,728
Sunrun, Inc. *	6,951	146,249
Textron, Inc.	6,989	467,844
The AZEK Co., Inc. *	3,755	101,911
The Boeing Co. *	12,807	2,648,231
The Middleby Corp. *	1,666	234,706
The Timken Co.	2,040	156,774
Trane Technologies plc	3,226	599,423
TransDigm Group, Inc.	1,055	807,075
United Rentals, Inc.	1,266	457,165
Univar Solutions, Inc. *	5,364	190,422
Valmont Industries, Inc.	603	175,208
Vertiv Holdings Co.	8,502	126,850
Watsco, Inc.	522	180,810
WESCO International, Inc.	708	101,952
Westinghouse Air Brake Technologies Corp.	6,070	592,857
WillScot Mobile Mini Holdings Corp. *	3,173	144,054
Woodward, Inc.	1,945	186,759
Xylem, Inc.	5,163	536,126
		51,092,032

Commercial & Professional Services 1.1%
Automatic Data Processing, Inc.	1,145	251,900
Broadridge Financial Solutions, Inc.	364	52,929
CACI International, Inc., Class A *	775	242,823
Ceridian HCM Holding, Inc. *	3,707	235,320
Cintas Corp.	196	89,331
Clarivate plc *	15,758	139,616
Clean Harbors, Inc. *	1,714	248,804
Concentrix Corp.	1,419	136,948
CoStar Group, Inc. *	11,585	891,466
Driven Brands Holdings, Inc. *	1,934	59,374
Dun & Bradstreet Holdings, Inc.	8,364	93,426
Equifax, Inc.	2,038	424,678
FTI Consulting, Inc. *	657	118,588
Genpact Ltd.	2,839	126,477
Jacobs Solutions, Inc.	4,222	487,472
KBR, Inc.	1,614	91,562
Leidos Holdings, Inc.	4,569	426,105
ManpowerGroup, Inc.	1,675	126,814
MSA Safety, Inc.	766	99,388
Paycor HCM, Inc. *	2,073	48,716
Republic Services, Inc.	6,469	935,547
Ritchie Bros Auctioneers, Inc.	399	22,819
Robert Half International, Inc.	422	30,806
Rollins, Inc.	582	24,590
Science Applications International Corp.	1,834	187,123
SS&C Technologies Holdings, Inc.	7,401	433,255
Stericycle, Inc. *	3,060	139,689
Tetra Tech, Inc.	1,034	143,075
TransUnion	1,708	117,527
SECURITY	NUMBER OF SHARES	VALUE ($)
Waste Management, Inc.	872	144,796
		6,570,964

Consumer Discretionary Distribution & Retail 1.8%
Advance Auto Parts, Inc.	1,835	230,348
AutoNation, Inc. *	1,123	147,899
AutoZone, Inc. *	58	154,472
Bath & Body Works, Inc.	7,681	269,603
Best Buy Co., Inc.	4,559	339,737
Burlington Stores, Inc. *	133	25,644
CarMax, Inc. *	4,687	328,231
Dick's Sporting Goods, Inc.	1,787	259,133
eBay, Inc.	15,826	734,801
GameStop Corp., Class A *(a)	8,963	172,896
Genuine Parts Co.	4,276	719,694
Kohl's Corp.	3,675	80,960
Leslie's, Inc. *	572	6,206
Lithia Motors, Inc.	909	200,789
LKQ Corp.	8,377	483,604
Lowe’s Cos., Inc.	2,780	577,767
Macy's, Inc.	9,005	147,142
Nordstrom, Inc.	559	8,642
Ollie's Bargain Outlet Holdings, Inc. *	1,996	130,239
O'Reilly Automotive, Inc. *	1,230	1,128,291
Penske Automotive Group, Inc.	864	119,733
Petco Health & Wellness Co., Inc. *	2,727	27,161
RH *	381	97,204
Ross Stores, Inc.	6,581	702,390
The Gap, Inc.	6,430	61,728
The Home Depot, Inc.	14,359	4,315,454
Victoria's Secret & Co. *	753	23,351
Wayfair, Inc., Class A *	958	33,367
Williams-Sonoma, Inc.	467	56,526
		11,583,012

Consumer Durables & Apparel 1.0%
Brunswick Corp.	1,994	169,071
Capri Holdings Ltd. *	4,128	171,312
Carter's, Inc.	1,263	88,120
Columbia Sportswear Co.	1,203	100,499
D.R. Horton, Inc.	5,032	552,614
Deckers Outdoor Corp. *	104	49,851
Garmin Ltd.	5,167	507,244
Hanesbrands, Inc.	11,553	60,538
Hasbro, Inc.	4,398	260,450
Leggett & Platt, Inc.	4,439	143,424
Lennar Corp., Class A	8,408	948,506
Lennar Corp., Class B	489	47,834
Mattel, Inc. *	6,061	109,098
Mohawk Industries, Inc. *	1,759	186,278
Newell Brands, Inc.	12,602	153,114
NVR, Inc. *	27	157,680
Peloton Interactive, Inc., Class A *	10,416	92,494
Polaris, Inc.	478	51,935
PulteGroup, Inc.	4,642	311,710
PVH Corp.	2,102	180,373
Ralph Lauren Corp.	1,353	155,311
Skechers U.S.A., Inc., Class A *	3,824	203,399
Tapestry, Inc.	6,857	279,834
Tempur Sealy International, Inc.	5,570	208,708
Toll Brothers, Inc.	1,788	114,271
TopBuild Corp. *	166	37,430
Under Armour, Inc., Class A *	6,404	56,803
Under Armour, Inc., Class C *	6,352	51,070
VF Corp.	11,756	276,384
See financial notes
Schwab Equity Index Funds | Semiannual Report111

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Whirlpool Corp.	1,788	249,587
		5,974,942

Consumer Services 2.3%
ADT, Inc.	7,134	47,798
Aramark	7,864	272,881
Boyd Gaming Corp.	2,548	176,831
Bright Horizons Family Solutions, Inc. *	1,372	104,437
Caesars Entertainment, Inc. *	2,181	98,778
Carnival Corp. *	32,777	301,876
Darden Restaurants, Inc.	1,103	167,579
Domino’s Pizza, Inc.	316	100,321
DoorDash, Inc., Class A *	976	59,721
Grand Canyon Education, Inc. *	1,027	121,905
H&R Block, Inc.	889	30,146
Hilton Worldwide Holdings, Inc.	2,439	351,265
Hyatt Hotels Corp., Class A *	1,581	180,708
Las Vegas Sands Corp. *	6,950	443,758
Marriott Vacations Worldwide Corp.	1,249	168,065
McDonald’s Corp.	18,769	5,550,932
MGM Resorts International	10,613	476,736
Mister Car Wash, Inc. *	726	6,403
Norwegian Cruise Line Holdings Ltd. *	12,954	172,936
Penn Entertainment, Inc. *	5,163	153,806
Planet Fitness, Inc., Class A *	731	60,775
Royal Caribbean Cruises Ltd. *	7,382	483,004
Service Corp. International	5,018	352,213
Six Flags Entertainment Corp. *	1,260	30,580
Starbucks Corp.	24,620	2,813,820
Travel & Leisure Co.	732	28,014
Vail Resorts, Inc.	72	17,317
Wyndham Hotels & Resorts, Inc.	894	60,989
Wynn Resorts Ltd. *	3,055	349,125
Yum! Brands, Inc.	8,367	1,176,233
		14,358,952

Consumer Staples Distribution & Retail 1.9%
Albertsons Cos., Inc., Class A	7,817	163,375
BJ's Wholesale Club Holdings, Inc. *	1,666	127,232
Casey's General Stores, Inc.	1,242	284,194
Dollar Tree, Inc. *	4,829	742,266
Grocery Outlet Holding Corp. *	2,760	82,193
Performance Food Group Co. *	3,507	219,854
Target Corp.	6,975	1,100,306
The Kroger Co.	21,981	1,068,936
U.S. Foods Holding Corp. *	6,744	258,970
Walgreens Boots Alliance, Inc.	24,049	847,727
Walmart, Inc.	47,684	7,198,854
		12,093,907

Energy 8.0%
Antero Midstream Corp.	11,356	122,191
Antero Resources Corp. *	3,355	77,131
APA Corp.	10,750	396,138
Baker Hughes Co.	31,567	923,019
Cheniere Energy, Inc.	3,546	542,538
Chesapeake Energy Corp.	4,058	335,515
Chevron Corp.	64,883	10,937,976
ConocoPhillips	41,069	4,225,589
Coterra Energy, Inc.	22,017	563,635
Devon Energy Corp.	11,141	595,264
Diamondback Energy, Inc.	2,579	366,734
DTE Midstream LLC *	3,234	159,339
EOG Resources, Inc.	5,276	630,324
EQT Corp.	12,353	430,379
SECURITY	NUMBER OF SHARES	VALUE ($)
Exxon Mobil Corp.	138,250	16,360,505
Halliburton Co.	16,472	539,458
Hess Corp.	2,047	296,938
HF Sinclair Corp.	4,513	199,068
Kinder Morgan, Inc.	66,613	1,142,413
Marathon Oil Corp.	21,218	512,627
Marathon Petroleum Corp.	15,201	1,854,522
NOV, Inc.	13,128	219,894
Occidental Petroleum Corp.	4,631	284,945
ONEOK, Inc.	13,212	864,197
Ovintiv, Inc.	2,380	85,870
PDC Energy, Inc.	1,373	89,314
Phillips 66	15,624	1,546,776
Pioneer Natural Resources Co.	3,587	780,352
Range Resources Corp.	2,658	70,304
Schlumberger Ltd.	47,376	2,338,006
Southwestern Energy Co. *	34,441	178,749
The Williams Cos., Inc.	40,829	1,235,486
Valero Energy Corp.	12,899	1,479,128
Vitesse Energy, Inc.	796	14,646
		50,398,970

Equity Real Estate Investment Trusts (REITs) 4.3%
Alexandria Real Estate Equities, Inc.	5,758	715,028
American Homes 4 Rent, Class A	10,316	343,110
American Tower Corp.	3,626	741,118
Americold Realty Trust, Inc.	8,994	266,133
Apartment Income REIT Corp.	4,593	169,849
AvalonBay Communities, Inc.	4,681	844,312
Boston Properties, Inc.	5,266	280,994
Brixmor Property Group, Inc.	9,962	212,490
Camden Property Trust	3,184	350,399
Cousins Properties, Inc.	5,028	109,661
CubeSmart	7,497	341,039
Digital Realty Trust, Inc.	9,616	953,426
Douglas Emmett, Inc.	5,741	73,944
EastGroup Properties, Inc.	1,374	228,853
EPR Properties	2,499	104,858
Equinix, Inc.	762	551,749
Equity LifeStyle Properties, Inc.	2,294	158,057
Equity Residential	12,410	784,933
Essex Property Trust, Inc.	2,154	473,298
Extra Space Storage, Inc.	3,912	594,781
Federal Realty Investment Trust	2,689	265,915
First Industrial Realty Trust, Inc.	4,399	230,816
Gaming & Leisure Properties, Inc.	8,187	425,724
Healthcare Realty Trust, Inc.	12,687	250,949
Healthpeak Properties, Inc.	18,343	402,996
Highwoods Properties, Inc.	3,443	78,914
Host Hotels & Resorts, Inc.	23,760	384,199
Hudson Pacific Properties, Inc.	4,661	25,915
Invitation Homes, Inc.	20,452	682,483
Iron Mountain, Inc.	2,445	135,062
JBG SMITH Properties	3,523	50,273
Kilroy Realty Corp.	3,879	113,422
Kimco Realty Corp.	20,274	389,058
Lamar Advertising Co., Class A	352	37,199
Life Storage, Inc.	2,820	378,952
Medical Properties Trust, Inc.	19,924	174,734
Mid-America Apartment Communities, Inc.	3,847	591,669
National Retail Properties, Inc.	6,054	263,349
National Storage Affiliates Trust	2,868	110,561
Omega Healthcare Investors, Inc.	7,912	211,725
Park Hotels & Resorts, Inc.	7,541	90,869
Prologis, Inc.	30,879	3,867,595
Public Storage	1,080	318,416
Rayonier, Inc.	4,861	152,441
See financial notes
112Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Realty Income Corp.	21,036	1,321,902
Regency Centers Corp.	5,745	352,915
Rexford Industrial Realty, Inc.	6,564	366,074
SBA Communications Corp.	2,760	720,056
Simon Property Group, Inc.	5,629	637,878
SL Green Realty Corp.	2,187	51,766
Spirit Realty Capital, Inc.	4,645	178,647
Sun Communities, Inc.	4,077	566,418
UDR, Inc.	10,991	454,258
Ventas, Inc.	13,379	642,861
VICI Properties, Inc.	33,598	1,140,316
Vornado Realty Trust	5,880	88,259
Welltower, Inc.	15,856	1,256,112
Weyerhaeuser Co.	24,662	737,640
WP Carey, Inc.	6,995	519,029
		26,965,399

Financial Services 10.4%
Affiliated Managers Group, Inc.	1,250	180,475
Affirm Holdings, Inc. *	7,480	73,753
AGNC Investment Corp.	19,097	189,251
Ally Financial, Inc.	10,008	264,011
American Express Co.	18,703	3,017,542
Ameriprise Financial, Inc.	1,276	389,333
Annaly Capital Management, Inc.	15,700	313,686
Apollo Global Management, Inc.	3,855	244,368
Berkshire Hathaway, Inc., Class B *	60,525	19,885,489
BlackRock, Inc.	4,976	3,339,891
Block, Inc. *	17,972	1,092,518
Capital One Financial Corp.	12,769	1,242,424
Cboe Global Markets, Inc.	3,549	495,795
CME Group, Inc.	12,032	2,235,185
Coinbase Global, Inc., Class A *(a)	5,360	288,314
Corebridge Financial, Inc.	2,644	44,578
Credit Acceptance Corp. *	199	97,410
Discover Financial Services	8,942	925,229
Equitable Holdings, Inc.	12,381	321,782
Euronet Worldwide, Inc. *	395	43,742
Evercore, Inc., Class A	1,217	138,823
Fidelity National Information Services, Inc.	19,880	1,167,354
Fiserv, Inc. *	17,950	2,192,054
Franklin Resources, Inc.	9,567	257,161
Global Payments, Inc.	8,752	986,438
Interactive Brokers Group, Inc., Class A	3,105	241,724
Intercontinental Exchange, Inc.	18,512	2,016,512
Invesco Ltd.	12,477	213,731
Janus Henderson Group plc	4,531	117,579
Jefferies Financial Group, Inc.	6,655	213,160
KKR & Co., Inc.	19,170	1,017,352
Lazard Ltd., Class A	2,773	86,795
MGIC Investment Corp.	9,956	148,046
Moody's Corp.	309	96,754
Morgan Stanley	41,361	3,721,249
Morningstar, Inc.	77	13,730
MSCI, Inc.	643	310,215
Nasdaq, Inc.	11,528	638,305
Northern Trust Corp.	6,892	538,679
OneMain Holdings, Inc.	3,827	146,842
PayPal Holdings, Inc. *	26,458	2,010,808
Raymond James Financial, Inc.	6,003	543,452
Rithm Capital Corp.	14,546	118,695
Robinhood Markets, Inc., Class A *	19,176	169,708
Rocket Cos., Inc., Class A *(a)	1,726	15,379
S&P Global, Inc.	10,795	3,914,051
SEI Investments Co.	3,439	202,591
SLM Corp.	8,017	120,415
SoFi Technologies, Inc. *	26,942	167,849
SECURITY	NUMBER OF SHARES	VALUE ($)
Starwood Property Trust, Inc.	9,783	175,018
State Street Corp.	11,692	844,864
Stifel Financial Corp.	3,426	205,457
Synchrony Financial	14,605	430,994
T. Rowe Price Group, Inc.	7,375	828,434
TFS Financial Corp.	1,649	19,854
The Bank of New York Mellon Corp.	24,629	1,048,949
The Carlyle Group, Inc.	6,926	210,066
The Charles Schwab Corp. (c)	22,508	1,175,818
The Goldman Sachs Group, Inc.	11,004	3,779,214
The Western Union Co.	8,283	90,533
Tradeweb Markets, Inc., Class A	1,340	94,349
Upstart Holdings, Inc. *	1,934	26,883
UWM Holdings Corp. (a)	281	1,686
Virtu Financial, Inc., Class A	3,218	64,521
Voya Financial, Inc.	3,251	248,636
WEX, Inc. *	402	71,295
		65,526,798

Food, Beverage & Tobacco 4.3%
Altria Group, Inc.	60,147	2,857,584
Archer-Daniels-Midland Co.	18,334	1,431,519
Brown-Forman Corp., Class A	635	41,834
Brown-Forman Corp., Class B	2,514	163,636
Bunge Ltd.	4,636	433,930
Campbell Soup Co.	6,497	352,787
Conagra Brands, Inc.	15,775	598,819
Constellation Brands, Inc., Class A	5,080	1,165,708
Darling Ingredients, Inc. *	4,998	297,731
Flowers Foods, Inc.	6,255	172,075
Freshpet, Inc. *	679	46,831
General Mills, Inc.	19,772	1,752,392
Hormel Foods Corp.	9,611	388,669
Ingredion, Inc.	2,205	234,105
Kellogg Co.	3,854	268,893
Keurig Dr Pepper, Inc.	28,754	940,256
McCormick & Co., Inc. - Non Voting Shares	8,402	738,116
Molson Coors Beverage Co., Class B	5,869	349,088
Mondelez International, Inc., Class A	45,728	3,508,252
Monster Beverage Corp. *	1,849	103,544
PepsiCo, Inc.	7,187	1,371,926
Philip Morris International, Inc.	51,985	5,196,940
Pilgrim's Pride Corp. *	743	16,948
Post Holdings, Inc. *	1,802	163,063
Seaboard Corp.	8	31,528
The Boston Beer Co., Inc., Class A *	16	5,080
The Coca-Cola Co.	32,744	2,100,528
The Hershey Co.	654	178,581
The JM Smucker Co.	3,454	533,332
The Kraft Heinz Co.	23,431	920,135
Tyson Foods, Inc., Class A	9,328	582,907
		26,946,737

Health Care Equipment & Services 6.6%
Abbott Laboratories	49,932	5,515,988
Acadia Healthcare Co., Inc. *	2,975	215,063
agilon health, Inc. *	443	10,752
Align Technology, Inc. *	655	213,071
Amedisys, Inc. *	1,084	87,045
Baxter International, Inc.	14,244	679,154
Becton, Dickinson & Co.	9,525	2,517,553
Boston Scientific Corp. *	47,859	2,494,411
Cardinal Health, Inc.	8,634	708,851
Centene Corp. *	18,366	1,265,968
Certara, Inc. *	1,414	34,176
Chemed Corp.	316	174,195
See financial notes
Schwab Equity Index Funds | Semiannual Report113

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Cigna Corp.	8,267	2,093,948
CVS Health Corp.	43,065	3,157,095
Definitive Healthcare Corp. *	621	6,645
Dentsply Sirona, Inc.	7,160	300,219
Doximity, Inc., Class A *	1,979	72,728
Elevance Health, Inc.	5,628	2,637,562
Encompass Health Corp.	3,295	211,374
Enhabit, Inc. *	1,606	19,673
Enovis Corp. *	1,711	99,666
Envista Holdings Corp. *	5,479	210,887
GE Healthcare, Inc. *	11,559	940,209
Globus Medical, Inc., Class A *	2,412	140,234
HCA Healthcare, Inc.	6,795	1,952,407
Henry Schein, Inc. *	4,533	366,312
Hologic, Inc. *	8,150	700,981
Humana, Inc.	1,246	660,991
ICU Medical, Inc. *	555	104,973
Integra LifeSciences Holdings Corp. *	2,412	133,432
Intuitive Surgical, Inc. *	936	281,942
Laboratory Corp. of America Holdings	2,968	672,875
Masimo Corp. *	377	71,306
McKesson Corp.	3,695	1,345,867
Medtronic plc	44,840	4,078,198
Molina Healthcare, Inc. *	428	127,497
Oak Street Health, Inc. *	3,925	152,957
Premier, Inc., Class A	3,918	130,587
Quest Diagnostics, Inc.	3,707	514,569
QuidelOrtho Corp. *	1,625	146,169
STERIS plc	3,344	630,511
Stryker Corp.	5,479	1,641,782
Tandem Diabetes Care, Inc. *	150	5,937
Teladoc Health, Inc. *	4,839	128,379
Teleflex, Inc.	1,572	428,401
Tenet Healthcare Corp. *	3,576	262,192
The Cooper Cos., Inc.	1,628	621,001
UnitedHealth Group, Inc.	2,824	1,389,662
Universal Health Services, Inc., Class B	2,079	312,578
Zimmer Biomet Holdings, Inc.	7,031	973,372
		41,641,345

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	4,459	433,058
Colgate-Palmolive Co.	10,690	853,062
Coty, Inc., Class A *	11,764	139,639
Kimberly-Clark Corp.	4,590	665,045
Reynolds Consumer Products, Inc.	1,843	51,659
Spectrum Brands Holdings, Inc.	1,345	89,442
The Clorox Co.	711	117,756
The Procter & Gamble Co.	45,450	7,107,471
		9,457,132

Insurance 3.4%
Aflac, Inc.	20,449	1,428,363
American Financial Group, Inc.	2,256	276,879
American International Group, Inc.	24,928	1,322,181
Aon plc, Class A	401	130,397
Arch Capital Group Ltd. *	8,010	601,311
Arthur J. Gallagher & Co.	6,178	1,285,395
Assurant, Inc.	1,668	205,381
Assured Guaranty Ltd.	1,939	104,454
Axis Capital Holdings Ltd.	2,593	146,608
Brighthouse Financial, Inc. *	2,271	100,378
Brown & Brown, Inc.	7,323	471,528
Chubb Ltd.	13,943	2,810,351
Cincinnati Financial Corp.	5,138	546,889
CNA Financial Corp.	924	35,953
SECURITY	NUMBER OF SHARES	VALUE ($)
Erie Indemnity Co., Class A	220	47,813
Everest Re Group Ltd.	902	340,956
F&G Annuities & Life, Inc.	557	10,210
Fidelity National Financial, Inc.	8,717	309,366
First American Financial Corp.	3,365	193,858
Globe Life, Inc.	2,999	325,451
Kemper Corp.	2,112	102,749
Lincoln National Corp.	4,489	97,546
Loews Corp.	6,524	375,587
Markel Corp. *	342	468,037
Marsh & McLennan Cos., Inc.	1,777	320,198
MetLife, Inc.	22,158	1,358,950
Old Republic International Corp.	9,320	235,516
Primerica, Inc.	1,224	223,392
Principal Financial Group, Inc.	8,115	606,109
Prudential Financial, Inc.	12,345	1,074,015
Reinsurance Group of America, Inc.	2,241	318,939
RenaissanceRe Holdings Ltd.	658	141,740
The Allstate Corp.	8,861	1,025,749
The Hanover Insurance Group, Inc.	1,181	141,200
The Hartford Financial Services Group, Inc.	10,644	755,617
The Progressive Corp.	2,548	347,547
The Travelers Cos., Inc.	7,846	1,421,224
Unum Group	6,629	279,744
W.R. Berkley Corp.	6,905	406,843
White Mountains Insurance Group Ltd.	84	120,300
Willis Towers Watson plc	3,608	835,613
		21,350,337

Materials 4.4%
Air Products & Chemicals, Inc.	7,426	2,185,917
Albemarle Corp.	1,904	353,116
Alcoa Corp.	5,927	220,129
Amcor plc	49,711	545,330
AptarGroup, Inc.	2,187	259,181
Ardagh Metal Packaging S.A.	3,498	14,272
Ashland, Inc.	1,689	171,619
Avery Dennison Corp.	1,055	184,076
Axalta Coating Systems Ltd. *	5,580	176,161
Ball Corp.	6,224	330,992
Berry Global Group, Inc.	2,102	121,517
Celanese Corp.	3,633	385,970
Cleveland-Cliffs, Inc. *	17,167	264,029
Corteva, Inc.	23,982	1,465,780
Crown Holdings, Inc.	447	38,344
Dow, Inc.	23,613	1,284,547
DuPont de Nemours, Inc.	15,374	1,071,875
Eagle Materials, Inc.	204	30,235
Eastman Chemical Co.	4,009	337,839
Ecolab, Inc.	969	162,637
Element Solutions, Inc.	7,516	136,415
FMC Corp.	2,779	343,429
Freeport-McMoRan, Inc.	47,802	1,812,174
Ginkgo Bioworks Holdings, Inc. *(a)	23,971	29,245
Graphic Packaging Holding Co.	2,367	58,370
Huntsman Corp.	6,083	162,964
International Flavors & Fragrances, Inc.	8,543	828,329
International Paper Co.	11,907	394,241
Linde plc	13,094	4,837,578
Louisiana-Pacific Corp.	2,137	127,664
LyondellBasell Industries N.V., Class A	8,613	814,876
Martin Marietta Materials, Inc.	1,901	690,443
NewMarket Corp.	194	77,522
Newmont Corp.	26,643	1,262,878
Nucor Corp.	8,594	1,273,459
Olin Corp.	4,103	227,306
Packaging Corp. of America	3,059	413,760
See financial notes
114Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PPG Industries, Inc.	3,704	519,523
Reliance Steel & Aluminum Co.	1,956	484,697
Royal Gold, Inc.	2,048	271,237
RPM International, Inc.	4,062	333,206
Silgan Holdings, Inc.	2,801	137,977
Sonoco Products Co.	3,274	198,470
Southern Copper Corp.	988	75,908
SSR Mining, Inc.	6,963	99,710
Steel Dynamics, Inc.	5,578	579,833
The Chemours Co.	1,962	57,035
The Mosaic Co.	9,998	428,414
The Scotts Miracle-Gro Co.	903	60,330
United States Steel Corp.	7,497	171,531
Vulcan Materials Co.	2,273	398,048
Westlake Corp.	1,098	124,931
Westrock Co.	8,504	254,525
		27,289,594

Media & Entertainment 6.7%
Activision Blizzard, Inc. *	26,052	2,024,501
Alphabet, Inc., Class A *	26,234	2,815,958
Alphabet, Inc., Class C *	22,814	2,468,931
Altice USA, Inc., Class A *	6,996	24,486
AMC Entertainment Holdings, Inc., Class A (a)	17,163	94,396
Cable One, Inc.	74	56,122
Comcast Corp., Class A	140,356	5,806,528
DISH Network Corp., Class A *	8,323	62,506
Electronic Arts, Inc.	8,594	1,093,844
Fox Corp., Class A	9,812	326,347
Fox Corp., Class B	4,652	142,072
IAC, Inc. *	2,561	132,583
Liberty Broadband Corp., Class A *	312	26,373
Liberty Broadband Corp., Class C *	2,132	180,751
Liberty Media Corp. - Liberty Formula One, Class A *	633	41,006
Liberty Media Corp. - Liberty Formula One, Class C *	5,968	430,830
Liberty Media Corp. - Liberty SiriusXM, Class A *	1,814	50,973
Liberty Media Corp. - Liberty SiriusXM, Class C *	3,717	103,853
Live Nation Entertainment, Inc. *	2,602	176,364
Madison Square Garden Sports Corp.	310	62,155
Match Group, Inc. *	567	20,922
Meta Platforms, Inc., Class A *	58,753	14,119,521
Netflix, Inc. *	8,063	2,660,226
News Corp., Class A	12,791	225,250
News Corp., Class B	3,949	70,095
Nexstar Media Group, Inc., Class A	1,102	191,142
Omnicom Group, Inc.	6,724	608,993
Paramount Global, Class A	275	7,277
Paramount Global, Class B	19,377	452,065
Pinterest, Inc., Class A *	15,714	361,422
Playtika Holding Corp. *	295	2,950
Roku, Inc. *	2,913	163,740
Sirius XM Holdings, Inc. (a)	23,352	88,738
Take-Two Interactive Software, Inc. *	946	117,578
The Interpublic Group of Cos., Inc.	13,017	465,097
The New York Times Co., Class A	5,464	217,194
The Walt Disney Co. *	57,037	5,846,292
TripAdvisor, Inc. *	3,102	54,998
Warner Bros Discovery, Inc. *	21,043	286,395
		42,080,474

SECURITY	NUMBER OF SHARES	VALUE ($)
Pharmaceuticals, Biotechnology & Life Sciences 9.8%
10X Genomics, Inc., Class A *	323	16,935
Agilent Technologies, Inc.	1,006	136,243
Amgen, Inc.	2,866	687,095
Avantor, Inc. *	1,468	28,597
Azenta, Inc. *	2,290	99,592
Biogen, Inc. *	4,804	1,461,521
BioMarin Pharmaceutical, Inc. *	6,184	593,911
Bio-Rad Laboratories, Inc., Class A *	718	323,667
Bristol-Myers Squibb Co.	71,451	4,770,783
Catalent, Inc. *	4,083	204,640
Charles River Laboratories International, Inc. *	115	21,864
Danaher Corp.	20,238	4,794,585
Elanco Animal Health, Inc. *	14,858	140,705
Eli Lilly & Co.	5,258	2,081,432
Exact Sciences Corp. *	4,806	307,920
Exelixis, Inc. *	1,481	27,102
Gilead Sciences, Inc.	42,111	3,461,945
Horizon Therapeutics plc *	516	57,359
Illumina, Inc. *	5,269	1,083,096
Incyte Corp. *	837	62,281
Ionis Pharmaceuticals, Inc. *	364	12,875
Jazz Pharmaceuticals plc *	2,068	290,492
Johnson & Johnson	88,294	14,453,728
Merck & Co., Inc.	49,308	5,693,595
Mirati Therapeutics, Inc. *	1,482	65,667
Moderna, Inc. *	10,463	1,390,428
Natera, Inc. *	231	11,716
Organon & Co.	8,510	209,601
PerkinElmer, Inc.	4,226	551,451
Perrigo Co., plc	4,479	166,574
Pfizer, Inc.	189,618	7,374,244
QIAGEN N.V. *	7,603	339,170
Regeneron Pharmaceuticals, Inc. *	2,969	2,380,514
Repligen Corp. *	539	81,729
Royalty Pharma plc, Class A	12,468	438,250
Syneos Health, Inc. *	2,851	111,930
Thermo Fisher Scientific, Inc.	11,524	6,394,668
Ultragenyx Pharmaceutical, Inc. *	479	20,918
United Therapeutics Corp. *	1,496	344,274
Vertex Pharmaceuticals, Inc. *	479	163,210
Viatris, Inc.	40,631	379,087
		61,235,394

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	5,400	413,964
Jones Lang LaSalle, Inc. *	1,601	222,603
Opendoor Technologies, Inc. *	10,977	15,148
The Howard Hughes Corp. *	1,240	95,939
WeWork, Inc., Class A *	7,300	3,077
Zillow Group, Inc., Class A *	1,762	75,378
Zillow Group, Inc., Class C *	4,977	216,699
		1,042,808

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc. *	11,488	1,026,683
Analog Devices, Inc.	13,552	2,437,734
Cirrus Logic, Inc. *	1,827	156,738
First Solar, Inc. *	3,559	649,802
GLOBALFOUNDRIES, Inc. *(a)	1,621	95,315
Intel Corp.	138,901	4,314,265
Marvell Technology, Inc.	28,449	1,123,167
Microchip Technology, Inc.	2,594	189,336
Micron Technology, Inc.	29,540	1,901,194
See financial notes
Schwab Equity Index Funds | Semiannual Report115

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
MKS Instruments, Inc.	1,912	160,359
ON Semiconductor Corp. *	5,471	393,693
Qorvo, Inc. *	3,345	308,008
Skyworks Solutions, Inc.	5,325	563,917
Teradyne, Inc.	495	45,233
Texas Instruments, Inc.	9,590	1,603,448
Wolfspeed, Inc. *	4,138	192,624
		15,161,516

Software & Services 2.6%
Akamai Technologies, Inc. *	5,196	425,916
Amdocs Ltd.	3,982	363,357
ANSYS, Inc. *	1,380	433,210
Bill.com Holdings, Inc. *	3,322	255,163
Black Knight, Inc. *	4,699	256,753
CCC Intelligent Solutions Holdings, Inc. *	3,506	30,432
Cognizant Technology Solutions Corp., Class A	17,206	1,027,370
Dolby Laboratories, Inc., Class A	1,977	165,455
DoubleVerify Holdings, Inc. *	350	10,297
Dropbox, Inc., Class A *	632	12,855
DXC Technology Co. *	7,691	183,430
Gen Digital, Inc.	11,767	207,923
GoDaddy, Inc., Class A *	4,522	342,225
Guidewire Software, Inc. *	2,758	210,132
Informatica, Inc., Class A *	975	15,073
International Business Machines Corp.	10,024	1,267,134
Jamf Holding Corp. *	350	6,622
Kyndryl Holdings, Inc. *	6,889	99,615
Manhattan Associates, Inc. *	798	132,213
nCino, Inc. *	1,900	46,987
NCR Corp. *	4,078	90,899
Nutanix, Inc., Class A *	3,720	89,206
Okta, Inc. *	4,386	300,573
Oracle Corp.	16,048	1,520,067
Procore Technologies, Inc. *	664	35,464
Roper Technologies, Inc.	3,540	1,609,921
Salesforce, Inc. *	25,377	5,034,035
SentinelOne, Inc., Class A *	1,953	31,385
Snowflake, Inc., Class A *	664	98,325
Teradata Corp. *	1,588	61,471
Twilio, Inc., Class A *	3,623	190,606
Tyler Technologies, Inc. *	176	66,709
UiPath, Inc., Class A *	11,424	160,850
Unity Software, Inc. *	2,577	69,502
VeriSign, Inc. *	2,777	615,939
VMware, Inc., Class A *	3,672	459,110
Wix.com Ltd. *	402	35,066
Zoom Video Communications, Inc., Class A *	4,071	250,082
		16,211,372

Technology Hardware & Equipment 2.4%
Amphenol Corp., Class A	4,834	364,822
Arrow Electronics, Inc. *	1,841	210,665
Avnet, Inc.	3,027	124,894
Ciena Corp. *	4,926	226,793
Cisco Systems, Inc.	137,869	6,514,310
Cognex Corp.	404	19,267
Coherent Corp. *	3,327	113,584
Corning, Inc.	23,213	771,136
Dell Technologies, Inc., Class C	6,720	292,253
F5, Inc. *	1,997	268,317
Hewlett Packard Enterprise Co.	43,074	616,820
HP, Inc.	17,808	529,076
IPG Photonics Corp. *	1,092	125,558
SECURITY	NUMBER OF SHARES	VALUE ($)
Jabil, Inc.	792	61,895
Juniper Networks, Inc.	10,722	323,268
Keysight Technologies, Inc. *	450	65,088
Littelfuse, Inc.	807	195,488
Lumentum Holdings, Inc. *	2,267	109,383
Motorola Solutions, Inc.	5,519	1,608,236
National Instruments Corp.	3,826	222,788
TD SYNNEX Corp.	1,554	138,368
Teledyne Technologies, Inc. *	1,553	643,563
Trimble, Inc. *	8,259	388,999
Ubiquiti, Inc.	100	23,255
ViaSat, Inc. *	2,422	84,843
Vontier Corp.	2,016	54,694
Western Digital Corp. *	10,681	367,854
Zebra Technologies Corp., Class A *	1,021	294,078
		14,759,295

Telecommunication Services 2.0%
AT&T, Inc.	240,198	4,244,299
Frontier Communications Parent, Inc. *	8,205	184,941
Lumen Technologies, Inc.	34,276	81,234
T-Mobile US, Inc. *	19,676	2,831,376
Verizon Communications, Inc.	141,012	5,475,496
		12,817,346

Transportation 1.5%
Alaska Air Group, Inc. *	4,198	182,445
American Airlines Group, Inc. *	21,713	296,165
Avis Budget Group, Inc. *	853	150,700
C.H. Robinson Worldwide, Inc.	2,846	287,076
Copa Holdings S.A., Class A	947	85,533
CSX Corp.	52,724	1,615,463
Expeditors International of Washington, Inc.	3,677	418,590
FedEx Corp.	7,842	1,786,251
GXO Logistics, Inc. *	3,140	166,828
Hertz Global Holdings, Inc. *	6,108	101,882
JB Hunt Transport Services, Inc.	298	52,236
JetBlue Airways Corp. *	10,643	75,991
Kirby Corp. *	1,988	142,818
Knight-Swift Transportation Holdings, Inc.	5,234	294,779
Landstar System, Inc.	131	23,060
Lyft, Inc., Class A *	2,103	21,556
Norfolk Southern Corp.	7,627	1,548,510
RXO, Inc. *	3,477	62,899
Ryder System, Inc.	1,620	128,239
Schneider National, Inc., Class B	1,836	48,048
Southwest Airlines Co.	19,855	601,408
Uber Technologies, Inc. *	8,627	267,868
U-Haul Holding Co.	301	18,379
U-Haul Holding Co. - Non Voting	2,698	145,962
United Airlines Holdings, Inc. *	10,933	478,865
United Parcel Service, Inc., Class B	2,664	479,014
XPO, Inc. *	3,190	140,934
		9,621,499

Utilities 5.6%
Alliant Energy Corp.	8,404	463,397
Ameren Corp.	8,626	767,455
American Electric Power Co., Inc.	17,244	1,593,690
American Water Works Co., Inc.	6,466	958,585
Atmos Energy Corp.	4,767	544,105
Avangrid, Inc.	2,393	96,342
Brookfield Renewable Corp., Class A	4,306	143,863
CenterPoint Energy, Inc.	21,116	643,405
See financial notes
116Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CMS Energy Corp.	9,705	604,233
Consolidated Edison, Inc.	11,893	1,171,104
Constellation Energy Corp.	10,944	847,066
Dominion Energy, Inc.	27,919	1,595,292
DTE Energy Co.	6,468	727,068
Duke Energy Corp.	25,831	2,554,169
Edison International	12,601	927,434
Entergy Corp.	6,805	732,082
Essential Utilities, Inc.	7,759	331,309
Evergy, Inc.	7,453	462,906
Eversource Energy	11,555	896,784
Exelon Corp.	33,298	1,413,167
FirstEnergy Corp.	18,204	724,519
Hawaiian Electric Industries, Inc.	3,627	142,215
IDACORP, Inc.	1,679	186,570
National Fuel Gas Co.	2,687	150,203
NextEra Energy, Inc.	66,622	5,105,244
NiSource, Inc.	13,614	387,454
NRG Energy, Inc.	7,138	243,905
OGE Energy Corp.	6,676	250,617
PG&E Corp. *	55,183	944,181
Pinnacle West Capital Corp.	3,773	296,030
PPL Corp.	24,703	709,470
Public Service Enterprise Group, Inc.	16,689	1,054,745
Sempra Energy	10,550	1,640,419
The AES Corp.	18,340	433,924
The Southern Co.	36,474	2,682,663
UGI Corp.	7,007	237,397
Vistra Corp.	5,606	133,759
WEC Energy Group, Inc.	10,575	1,016,998
Xcel Energy, Inc.	18,283	1,278,165
		35,091,934
Total Common Stocks (Cost $506,745,151)		624,770,592

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell 1000 Value ETF	4,500	695,835
Total Investment Companies (Cost $677,077)		695,835

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% (d)	1,804,285	1,804,285
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% (d)(e)	892,069	892,069
		2,696,354
Total Short-Term Investments (Cost $2,696,354)		2,696,354
Total Investments in Securities (Cost $510,118,582)		628,162,781

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Value Index, e-mini, expires 06/16/23	25	1,911,875	1,119
S&P 500 Index, e-mini, expires 06/16/23	3	628,275	8,262
Net Unrealized Appreciation			9,381

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $874,904.
(b)	First Republic Bank was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on May 1, 2023 and the position has subsequently been sold.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
See financial notes
Schwab Equity Index Funds | Semiannual Report117

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2023:
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
The Charles Schwab Corp.	$1,897,739	$203,595	($316,241)	$19,068	($628,343)	$1,175,818	22,508	$11,005

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$624,770,592	$—	$—	$624,770,592
Investment Companies[1]	695,835	—	—	695,835
Short-Term Investments[1]	2,696,354	—	—	2,696,354
Futures Contracts[2]	9,381	—	—	9,381
Total	$628,172,162	$—	$—	$628,172,162

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
See financial notes
118Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $945,685)		$1,175,818
Investments in securities, at value - unaffiliated (cost $509,172,897) including securities on loan of $874,904		626,986,963
Deposit with broker for futures contracts		222,800
Receivables:
Dividends		704,186
Fund shares sold		212,468
Variation margin on future contracts		29,312
Income from securities on loan	+	12,290
Total assets		629,343,837

Liabilities
Collateral held for securities on loan		892,069
Payables:
Fund shares redeemed		223,997
Investment adviser fees	+	16,651
Total liabilities		1,132,717
Net assets		$628,211,120

Net Assets by Source
Capital received from investors		$545,545,789
Total distributable earnings	+	82,665,331
Net assets		$628,211,120

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$628,211,120		12,937,891		$48.56

See financial notes
Schwab Equity Index Funds | Semiannual Report119

Schwab U.S. Large-Cap Value Index Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $961)		$7,580,190
Dividends received from securities - affiliated		11,005
Securities on loan, net	+	55,016
Total investment income		7,646,211

Expenses
Investment adviser fees		110,559
Total expenses	–	110,559
Net investment income		7,535,652

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated		19,068
Net realized losses on sales of securities - unaffiliated		(10,150,298)
Net realized gains on futures contracts	+	92,381
Net realized losses		(10,038,849)
Net change in unrealized appreciation (depreciation) on securities - affiliated		(628,343)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		34,636,684
Net change in unrealized appreciation (depreciation) on futures contracts	+	(99,743)
Net change in unrealized appreciation (depreciation)	+	33,908,598
Net realized and unrealized gains		23,869,749
Increase in net assets resulting from operations		$31,405,401
See financial notes
120Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$7,535,652	$12,544,703
Net realized gains (losses)		(10,038,849)	5,446,498
Net change in unrealized appreciation (depreciation)	+	33,908,598	(63,321,553)
Increase (decrease) in net assets resulting from operations		$31,405,401	($45,330,352 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($14,210,885 )	($27,740,131 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,672,000	$128,818,326	5,720,926	$280,961,274
Shares reinvested		239,623	11,415,609	416,349	21,312,908
Shares redeemed	+	(3,608,295)	(177,013,301)	(3,237,613)	(157,379,862)
Net transactions in fund shares		(696,672)	($36,779,366 )	2,899,662	$144,894,320

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		13,634,563	$647,795,970	10,734,901	$575,972,133
Total increase (decrease)	+	(696,672)	(19,584,850)	2,899,662	71,823,837
End of period		12,937,891	$628,211,120	13,634,563	$647,795,970
See financial notes
Schwab Equity Index Funds | Semiannual Report121

Schwab U.S. Mid-Cap Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	12/20/17[1]– 10/31/18
Per-Share Data
Net asset value at beginning of period	$51.84	$64.44	$44.98	$44.29	$39.55	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.47	0.79	0.69	0.72	0.70	0.59
Net realized and unrealized gains (losses)	1.48	(11.54)	19.54	1.09	4.54	(1.04)
Total from investment operations	1.95	(10.75)	20.23	1.81	5.24	(0.45)
Less distributions:
Distributions from net investment income	(0.77)	(0.63)	(0.77)	(0.64)	(0.42)	—
Distributions from net realized gains	(0.04)	(1.22)	—	(0.48)	(0.08)	—
Total distributions	(0.81)	(1.85)	(0.77)	(1.12)	(0.50)	—
Net asset value at end of period	$52.98	$51.84	$64.44	$44.98	$44.29	$39.55
Total return	3.79%[3]	(17.15%)	45.35%	4.04%	13.61%	(1.13%)[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[4]	0.04%[5]	0.04%	0.04%	0.04%[6]	0.05%[4,7]
Net operating expenses	N/A	N/A	N/A	N/A	N/A	0.03%[4,7]
Net investment income (loss)	1.77%[4]	1.41%	1.19%	1.69%	1.67%	1.65%[4]
Portfolio turnover rate	1%[3]	11%[8]	14%	29%	21%	15%[3]
Net assets, end of period (x 1,000,000)	$1,029	$903	$891	$483	$357	$171

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Effective December 20, 2018, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended 10/31/19 is a blended ratio.
[7]
The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018.
The ratio presented for period ended 10/31/18 is a blended ratio.

[8]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
122Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 0.8%
Aptiv plc *	28,877	2,970,288
BorgWarner, Inc.	24,923	1,199,544
Gentex Corp.	25,091	692,261
Harley-Davidson, Inc.	14,366	532,978
Lear Corp.	6,283	802,088
Lucid Group, Inc. *(a)	62,019	492,431
QuantumScape Corp. *(a)	27,378	191,646
Rivian Automotive, Inc., Class A *	55,495	711,446
Thor Industries, Inc.	5,513	435,637
		8,028,319

Banks 2.2%
Bank of Hawaii Corp.	4,156	201,275
Bank OZK	11,941	426,532
BOK Financial Corp.	3,101	260,081
Citizens Financial Group, Inc.	52,152	1,613,583
Columbia Banking System, Inc.	22,108	472,227
Comerica, Inc.	13,950	605,011
Commerce Bancshares, Inc.	12,143	678,186
Cullen/Frost Bankers, Inc.	6,229	686,747
East West Bancorp, Inc.	15,103	780,674
F.N.B. Corp.	38,227	438,846
Fifth Third Bancorp	72,773	1,906,653
First Citizens BancShares, Inc., Class A	1,173	1,181,422
First Hawaiian, Inc.	13,643	260,718
First Horizon Corp.	56,509	991,733
First Republic Bank (b)	19,788	69,456
Huntington Bancshares, Inc.	153,282	1,716,758
KeyCorp	99,242	1,117,465
M&T Bank Corp.	18,363	2,310,065
New York Community Bancorp, Inc.	71,475	764,068
PacWest Bancorp (a)	12,316	125,007
Pinnacle Financial Partners, Inc.	8,003	434,003
Popular, Inc.	7,519	451,215
Prosperity Bancshares, Inc.	9,351	585,560
Regions Financial Corp.	99,833	1,822,951
Synovus Financial Corp.	15,374	473,519
Webster Financial Corp.	18,456	688,409
Western Alliance Bancorp	11,290	419,085
Wintrust Financial Corp.	6,399	437,500
Zions Bancorp NA	15,722	438,015
		22,356,764

Capital Goods 10.8%
A.O. Smith Corp.	13,358	912,218
Acuity Brands, Inc.	3,422	538,554
Advanced Drainage Systems, Inc.	6,649	569,952
AECOM	14,061	1,167,766
AGCO Corp.	6,628	821,474
Air Lease Corp.	11,088	445,959
Allegion plc	9,356	1,033,651
Allison Transmission Holdings, Inc.	9,834	479,801
SECURITY	NUMBER OF SHARES	VALUE ($)
AMETEK, Inc.	24,610	3,394,457
Armstrong World Industries, Inc.	4,833	331,834
Axon Enterprise, Inc. *	7,213	1,519,851
Builders FirstSource, Inc. *	15,529	1,471,683
BWX Technologies, Inc.	9,747	629,461
Carlisle Cos., Inc.	5,491	1,185,232
Carrier Global Corp.	89,271	3,733,313
ChargePoint Holdings, Inc. *(a)	27,191	235,746
Core & Main, Inc., Class A *	7,888	205,561
Crane Co. *	5,022	361,936
Crane Holdings Co.	5,030	238,221
Cummins, Inc.	15,055	3,538,527
Curtiss-Wright Corp.	4,088	694,265
Donaldson Co., Inc.	12,972	824,371
Dover Corp.	14,960	2,186,554
Esab Corp.	6,051	353,136
Fastenal Co.	61,483	3,310,245
Flowserve Corp.	13,902	464,188
Fortive Corp.	37,820	2,386,064
Fortune Brands Innovations, Inc.	13,644	882,630
Gates Industrial Corp. plc *	11,454	154,285
Generac Holdings, Inc. *	6,652	679,967
Graco, Inc.	17,924	1,421,194
Hayward Holdings, Inc. *	7,232	87,073
HEICO Corp.	4,801	809,641
HEICO Corp., Class A	8,430	1,131,559
Hexcel Corp.	8,947	644,900
Howmet Aerospace, Inc.	39,630	1,755,213
Hubbell, Inc.	5,718	1,539,972
Huntington Ingalls Industries, Inc.	4,202	847,375
IDEX Corp.	8,113	1,673,874
Ingersoll Rand, Inc.	43,384	2,473,756
ITT, Inc.	8,914	752,698
Lennox International, Inc.	3,411	961,595
Lincoln Electric Holdings, Inc.	5,982	1,003,780
Masco Corp.	24,056	1,287,237
MasTec, Inc. *	6,509	578,064
Masterbrand, Inc. *	13,820	111,527
MDU Resources Group, Inc.	21,567	630,188
Mercury Systems, Inc. *	5,275	251,459
MSC Industrial Direct Co., Inc., Class A	4,931	447,390
Nordson Corp.	6,108	1,321,221
nVent Electric plc	17,637	739,519
Oshkosh Corp.	7,011	536,482
Otis Worldwide Corp.	44,534	3,798,750
Owens Corning	9,960	1,063,828
PACCAR, Inc.	54,666	4,083,004
Parker-Hannifin Corp.	13,671	4,441,434
Pentair plc	17,569	1,020,408
Plug Power, Inc. *(a)	55,457	500,777
Quanta Services, Inc.	15,197	2,578,019
Regal Rexnord Corp.	6,952	904,872
Rockwell Automation, Inc.	12,268	3,476,874
Sensata Technologies Holding plc	16,144	701,457
SiteOne Landscape Supply, Inc. *	4,750	701,765
Snap-on, Inc.	5,615	1,456,587
Spirit AeroSystems Holdings, Inc., Class A	11,141	331,556
See financial notes
Schwab Equity Index Funds | Semiannual Report123

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Stanley Black & Decker, Inc.	15,769	1,361,495
Sunrun, Inc. *	22,238	467,888
Textron, Inc.	22,268	1,490,620
The AZEK Co., Inc. *	11,909	323,210
The Middleby Corp. *	5,709	804,284
The Timken Co.	6,530	501,831
The Toro Co.	11,143	1,161,769
Trane Technologies plc	24,544	4,560,521
TransDigm Group, Inc.	5,485	4,196,025
Trex Co., Inc. *	11,762	642,911
United Rentals, Inc.	7,458	2,693,158
Univar Solutions, Inc. *	17,165	609,358
Valmont Industries, Inc.	2,243	651,726
Vertiv Holdings Co.	32,411	483,572
W.W. Grainger, Inc.	4,812	3,347,083
Watsco, Inc.	3,517	1,218,218
WESCO International, Inc.	4,756	684,864
Westinghouse Air Brake Technologies Corp.	19,331	1,888,059
WillScot Mobile Mini Holdings Corp. *	21,717	985,952
Woodward, Inc.	6,189	594,268
Xylem, Inc.	19,130	1,986,459
		111,469,221

Commercial & Professional Services 4.5%
Booz Allen Hamilton Holding Corp.	14,019	1,341,899
Broadridge Financial Solutions, Inc.	12,461	1,811,954
CACI International, Inc., Class A *	2,474	775,154
Ceridian HCM Holding, Inc. *	14,613	927,633
Cintas Corp.	9,247	4,214,505
Clarivate plc *	50,399	446,535
Clean Harbors, Inc. *	5,442	789,961
Concentrix Corp.	4,539	438,059
Copart, Inc. *	45,527	3,598,909
CoStar Group, Inc. *	43,080	3,315,006
Driven Brands Holdings, Inc. *	6,678	205,015
Dun & Bradstreet Holdings, Inc.	26,836	299,758
Equifax, Inc.	12,981	2,704,981
FTI Consulting, Inc. *	3,599	649,619
Genpact Ltd.	19,053	848,811
Jacobs Solutions, Inc.	13,447	1,552,591
KBR, Inc.	14,551	825,478
Leidos Holdings, Inc.	14,546	1,356,560
ManpowerGroup, Inc.	5,365	406,184
MSA Safety, Inc.	3,941	511,345
Paychex, Inc.	34,456	3,785,336
Paycom Software, Inc. *	5,467	1,587,453
Paycor HCM, Inc. *	6,443	151,410
Paylocity Holding Corp. *	4,289	829,021
Republic Services, Inc.	22,027	3,185,545
Ritchie Bros Auctioneers, Inc.	7,505	429,211
Robert Half International, Inc.	11,285	823,805
Rollins, Inc.	24,739	1,045,223
Science Applications International Corp.	5,869	598,814
SS&C Technologies Holdings, Inc.	23,561	1,379,261
Stericycle, Inc. *	9,783	446,594
Tetra Tech, Inc.	5,614	776,809
TransUnion	20,551	1,414,114
Verisk Analytics, Inc.	16,591	3,220,479
		46,693,032

Consumer Discretionary Distribution & Retail 4.5%
Advance Auto Parts, Inc.	6,325	793,977
AutoNation, Inc. *	3,600	474,120
AutoZone, Inc. *	2,002	5,331,947
Bath & Body Works, Inc.	24,432	857,563
SECURITY	NUMBER OF SHARES	VALUE ($)
Best Buy Co., Inc.	21,114	1,573,415
Burlington Stores, Inc. *	6,934	1,336,944
CarMax, Inc. *	16,860	1,180,706
Carvana Co. *(a)	11,051	76,694
Dick's Sporting Goods, Inc.	5,677	823,222
eBay, Inc.	57,999	2,692,894
Etsy, Inc. *	13,353	1,349,054
Five Below, Inc. *	5,828	1,150,214
Floor & Decor Holdings, Inc., Class A *	11,022	1,094,925
GameStop Corp., Class A *(a)	28,666	552,967
Genuine Parts Co.	14,829	2,495,869
Kohl's Corp.	11,741	258,654
Leslie's, Inc. *	18,796	203,937
Lithia Motors, Inc.	2,895	639,477
LKQ Corp.	26,697	1,541,218
Macy's, Inc.	28,781	470,282
Nordstrom, Inc. (a)	11,872	183,541
Ollie's Bargain Outlet Holdings, Inc. *	6,664	434,826
O'Reilly Automotive, Inc. *	6,624	6,076,261
Penske Automotive Group, Inc.	2,754	381,649
Petco Health & Wellness Co., Inc. *	8,671	86,363
Pool Corp.	4,063	1,427,413
RH *	1,941	495,207
Ross Stores, Inc.	36,418	3,886,893
The Gap, Inc.	20,697	198,691
Tractor Supply Co.	11,794	2,811,690
Ulta Beauty, Inc. *	5,383	2,968,348
Valvoline, Inc.	18,338	633,578
Victoria's Secret & Co. *	8,670	268,857
Wayfair, Inc., Class A *	8,421	293,303
Williams-Sonoma, Inc.	7,075	856,358
		45,901,057

Consumer Durables & Apparel 3.0%
Brunswick Corp.	7,713	653,985
Capri Holdings Ltd. *	13,086	543,069
Carter's, Inc.	3,994	278,661
Columbia Sportswear Co.	3,845	321,211
D.R. Horton, Inc.	33,700	3,700,934
Deckers Outdoor Corp. *	2,812	1,347,904
Garmin Ltd.	16,464	1,616,271
Hanesbrands, Inc.	37,198	194,918
Hasbro, Inc.	14,028	830,738
Leggett & Platt, Inc.	14,205	458,964
Lennar Corp., Class A	26,796	3,022,857
Lennar Corp., Class B	1,566	153,186
Lululemon Athletica, Inc. *	11,930	4,532,565
Mattel, Inc. *	37,530	675,540
Mohawk Industries, Inc. *	5,615	594,629
Newell Brands, Inc.	40,308	489,742
NVR, Inc. *	312	1,822,080
Peloton Interactive, Inc., Class A *	33,012	293,147
Polaris, Inc.	5,876	638,427
PulteGroup, Inc.	24,206	1,625,433
PVH Corp.	6,730	577,501
Ralph Lauren Corp.	4,328	496,811
Skechers U.S.A., Inc., Class A *	14,283	759,713
Tapestry, Inc.	25,217	1,029,106
Tempur Sealy International, Inc.	17,755	665,280
Toll Brothers, Inc.	11,771	752,285
TopBuild Corp. *	3,405	767,759
Under Armour, Inc., Class A *	20,268	179,777
Under Armour, Inc., Class C *	20,099	161,596
VF Corp.	37,332	877,675
Whirlpool Corp.	5,694	794,825
See financial notes
124Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
YETI Holdings, Inc. *	9,206	363,177
		31,219,766

Consumer Services 4.0%
ADT, Inc.	22,454	150,442
Aramark	25,110	871,317
Boyd Gaming Corp.	8,151	565,679
Bright Horizons Family Solutions, Inc. *	6,138	467,225
Caesars Entertainment, Inc. *	21,907	992,168
Carnival Corp. *	104,173	959,433
Chipotle Mexican Grill, Inc. *	2,936	6,070,532
Choice Hotels International, Inc.	3,434	437,904
Churchill Downs, Inc.	3,809	1,114,247
Darden Restaurants, Inc.	13,073	1,986,181
Domino’s Pizza, Inc.	3,767	1,195,909
DoorDash, Inc., Class A *	26,689	1,633,100
DraftKings, Inc., Class A *	37,789	827,957
Expedia Group, Inc. *	15,749	1,479,776
Grand Canyon Education, Inc. *	3,273	388,505
H&R Block, Inc.	16,242	550,766
Hilton Worldwide Holdings, Inc.	28,033	4,037,313
Hyatt Hotels Corp., Class A *	5,054	577,672
Las Vegas Sands Corp. *	35,326	2,255,565
Marriott Vacations Worldwide Corp.	3,992	537,163
MGM Resorts International	33,814	1,518,925
Mister Car Wash, Inc. *	8,628	76,099
Norwegian Cruise Line Holdings Ltd. *	44,654	596,131
Penn Entertainment, Inc. *	16,491	491,267
Planet Fitness, Inc., Class A *	8,911	740,861
Royal Caribbean Cruises Ltd. *	23,523	1,539,110
Service Corp. International	15,967	1,120,724
Six Flags Entertainment Corp. *	7,977	193,602
The Wendy's Co.	18,205	402,330
Travel & Leisure Co.	8,531	326,481
Vail Resorts, Inc.	4,295	1,033,033
Wyndham Hotels & Resorts, Inc.	9,267	632,195
Wynn Resorts Ltd. *	11,129	1,271,822
Yum! Brands, Inc.	30,120	4,234,270
		41,275,704

Consumer Staples Distribution & Retail 1.1%
Albertsons Cos., Inc., Class A	24,884	520,076
BJ's Wholesale Club Holdings, Inc. *	14,309	1,092,778
Casey's General Stores, Inc.	3,958	905,669
Dollar Tree, Inc. *	22,300	3,427,733
Grocery Outlet Holding Corp. *	9,418	280,468
Performance Food Group Co. *	16,239	1,018,023
The Kroger Co.	70,043	3,406,191
U.S. Foods Holding Corp. *	21,549	827,482
		11,478,420

Energy 4.8%
Antero Midstream Corp.	35,894	386,219
Antero Resources Corp. *	30,282	696,183
APA Corp.	34,212	1,260,712
Baker Hughes Co.	100,593	2,941,339
Cheniere Energy, Inc.	26,587	4,067,811
Chesapeake Energy Corp.	12,933	1,069,301
Coterra Energy, Inc.	83,818	2,145,741
Devon Energy Corp.	69,478	3,712,210
Diamondback Energy, Inc.	19,122	2,719,148
DTE Midstream LLC *	10,347	509,797
Enviva, Inc.	3,292	70,778
EQT Corp.	39,355	1,371,128
Halliburton Co.	95,971	3,143,050
SECURITY	NUMBER OF SHARES	VALUE ($)
Hess Corp.	30,078	4,363,115
HF Sinclair Corp.	14,405	635,405
Marathon Oil Corp.	67,611	1,633,482
New Fortress Energy, Inc.	5,863	177,590
NOV, Inc.	41,794	700,050
ONEOK, Inc.	47,479	3,105,601
Ovintiv, Inc.	26,209	945,621
PDC Energy, Inc.	9,377	609,974
Phillips 66	49,791	4,929,309
Range Resources Corp.	25,145	665,085
Southwestern Energy Co. *	117,493	609,789
Targa Resources Corp.	24,129	1,822,463
Texas Pacific Land Corp.	611	902,844
The Williams Cos., Inc.	130,109	3,937,098
Vitesse Energy, Inc.	2,663	48,999
		49,179,842

Equity Real Estate Investment Trusts (REITs) 6.9%
Alexandria Real Estate Equities, Inc.	18,348	2,278,455
American Homes 4 Rent, Class A	32,868	1,093,190
Americold Realty Trust, Inc.	28,701	849,263
Apartment Income REIT Corp.	15,985	591,125
AvalonBay Communities, Inc.	14,918	2,690,760
Boston Properties, Inc.	16,736	893,033
Brixmor Property Group, Inc.	31,850	679,360
Camden Property Trust	11,070	1,218,253
Cousins Properties, Inc.	16,120	351,577
CubeSmart	23,869	1,085,801
Douglas Emmett, Inc.	18,050	232,484
EastGroup Properties, Inc.	4,392	731,531
EPR Properties	7,903	331,610
Equity LifeStyle Properties, Inc.	18,965	1,306,688
Equity Residential	39,553	2,501,727
Essex Property Trust, Inc.	6,864	1,508,227
Extra Space Storage, Inc.	14,151	2,151,518
Federal Realty Investment Trust	8,571	847,586
First Industrial Realty Trust, Inc.	14,066	738,043
Gaming & Leisure Properties, Inc.	26,075	1,355,900
Healthcare Realty Trust, Inc.	40,487	800,833
Healthpeak Properties, Inc.	58,361	1,282,191
Highwoods Properties, Inc.	11,086	254,091
Host Hotels & Resorts, Inc.	75,599	1,222,436
Hudson Pacific Properties, Inc.	14,585	81,093
Invitation Homes, Inc.	65,175	2,174,890
Iron Mountain, Inc.	30,827	1,702,883
JBG SMITH Properties	11,366	162,193
Kilroy Realty Corp.	12,407	362,781
Kimco Realty Corp.	64,501	1,237,774
Lamar Advertising Co., Class A	9,233	975,743
Life Storage, Inc.	8,983	1,207,136
Medical Properties Trust, Inc.	63,414	556,141
Mid-America Apartment Communities, Inc.	12,261	1,885,742
National Retail Properties, Inc.	19,325	840,637
National Storage Affiliates Trust	9,068	349,571
Omega Healthcare Investors, Inc.	25,095	671,542
Park Hotels & Resorts, Inc.	23,794	286,718
Rayonier, Inc.	15,557	487,867
Realty Income Corp.	67,036	4,212,542
Regency Centers Corp.	18,299	1,124,108
Rexford Industrial Realty, Inc.	20,878	1,164,366
SBA Communications Corp.	11,390	2,971,537
Simon Property Group, Inc.	34,844	3,948,522
SL Green Realty Corp. (a)	6,872	162,660
Spirit Realty Capital, Inc.	14,858	571,439
Sun Communities, Inc.	12,992	1,804,979
UDR, Inc.	35,010	1,446,963
See financial notes
Schwab Equity Index Funds | Semiannual Report125

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ventas, Inc.	42,639	2,048,804
VICI Properties, Inc.	107,086	3,634,499
Vornado Realty Trust	18,882	283,419
Welltower, Inc.	50,530	4,002,987
Weyerhaeuser Co.	78,597	2,350,836
WP Carey, Inc.	22,294	1,654,215
		71,360,269

Financial Services 6.5%
Affiliated Managers Group, Inc.	3,991	576,221
Affirm Holdings, Inc. *	23,620	232,893
AGNC Investment Corp.	60,915	603,668
Ally Financial, Inc.	31,866	840,625
Ameriprise Financial, Inc.	11,235	3,428,023
Annaly Capital Management, Inc.	49,911	997,222
Apollo Global Management, Inc.	51,652	3,274,220
Ares Management Corp., Class A	16,378	1,434,549
Blue Owl Capital, Inc.	45,046	507,218
Cboe Global Markets, Inc.	11,306	1,579,448
Coinbase Global, Inc., Class A *(a)	17,052	917,227
Corebridge Financial, Inc.	8,534	143,883
Credit Acceptance Corp. *	707	346,077
Discover Financial Services	28,489	2,947,757
Equitable Holdings, Inc.	39,366	1,023,122
Euronet Worldwide, Inc. *	5,042	558,351
Evercore, Inc., Class A	3,893	444,075
FactSet Research Systems, Inc.	4,053	1,668,580
FleetCor Technologies, Inc. *	7,668	1,640,339
Franklin Resources, Inc.	30,471	819,061
Global Payments, Inc.	27,889	3,143,369
Interactive Brokers Group, Inc., Class A	9,915	771,883
Invesco Ltd.	39,871	682,990
Jack Henry & Associates, Inc.	7,751	1,266,048
Janus Henderson Group plc	14,522	376,846
Jefferies Financial Group, Inc.	21,126	676,666
KKR & Co., Inc.	61,091	3,242,099
Lazard Ltd., Class A	8,838	276,629
LPL Financial Holdings, Inc.	8,502	1,775,558
MarketAxess Holdings, Inc.	3,966	1,262,655
MGIC Investment Corp.	31,537	468,955
Morningstar, Inc.	2,655	473,413
MSCI, Inc.	8,299	4,003,853
Nasdaq, Inc.	36,722	2,033,297
Northern Trust Corp.	21,952	1,715,768
OneMain Holdings, Inc.	12,257	470,301
Raymond James Financial, Inc.	20,791	1,882,209
Rithm Capital Corp.	46,223	377,180
Robinhood Markets, Inc., Class A *	61,009	539,930
Rocket Cos., Inc., Class A *(a)	12,013	107,036
SEI Investments Co.	10,981	646,891
Shift4 Payments, Inc., Class A *	5,397	365,755
SLM Corp.	25,569	384,046
SoFi Technologies, Inc. *	86,026	535,942
Starwood Property Trust, Inc.	31,184	557,882
State Street Corp.	37,256	2,692,119
Stifel Financial Corp.	10,905	653,973
Synchrony Financial	46,518	1,372,746
T. Rowe Price Group, Inc.	23,500	2,639,755
TFS Financial Corp.	5,230	62,969
The Bank of New York Mellon Corp.	78,465	3,341,824
The Carlyle Group, Inc.	22,107	670,505
The Western Union Co.	39,758	434,555
Toast, Inc., Class A *	27,225	495,495
Tradeweb Markets, Inc., Class A	11,499	809,645
Upstart Holdings, Inc. *(a)	7,476	103,916
UWM Holdings Corp. (a)	9,908	59,448
Virtu Financial, Inc., Class A	10,108	202,665
SECURITY	NUMBER OF SHARES	VALUE ($)
Voya Financial, Inc.	10,394	794,933
WEX, Inc. *	4,647	824,145
		67,178,453

Food, Beverage & Tobacco 2.5%
Brown-Forman Corp., Class A	4,857	319,979
Brown-Forman Corp., Class B	19,601	1,275,829
Bunge Ltd.	14,772	1,382,659
Campbell Soup Co.	20,703	1,124,173
Conagra Brands, Inc.	50,273	1,908,363
Darling Ingredients, Inc. *	17,085	1,017,753
Flowers Foods, Inc.	20,012	550,530
Freshpet, Inc. *	4,853	334,711
Hormel Foods Corp.	30,618	1,238,192
Ingredion, Inc.	6,999	743,084
Kellogg Co.	27,231	1,899,907
Lamb Weston Holdings, Inc.	15,392	1,720,980
McCormick & Co., Inc. - Non Voting Shares	26,773	2,352,008
Molson Coors Beverage Co., Class B	18,692	1,111,800
Pilgrim's Pride Corp. *	4,964	113,229
Post Holdings, Inc. *	5,758	521,041
Seaboard Corp.	27	106,409
The Boston Beer Co., Inc., Class A *	1,011	321,003
The Hershey Co.	15,591	4,257,279
The JM Smucker Co.	11,009	1,699,900
Tyson Foods, Inc., Class A	29,713	1,856,765
		25,855,594

Health Care Equipment & Services 5.6%
Acadia Healthcare Co., Inc. *	9,510	687,478
agilon health, Inc. *	20,189	489,987
Align Technology, Inc. *	8,380	2,726,014
Amedisys, Inc. *	3,414	274,144
AmerisourceBergen Corp.	17,414	2,905,526
Cardinal Health, Inc.	27,520	2,259,392
Certara, Inc. *	12,411	299,974
Chemed Corp.	1,560	859,950
DaVita, Inc. *	5,940	536,738
Definitive Healthcare Corp. *	3,578	38,285
Dentsply Sirona, Inc.	22,880	959,358
DexCom, Inc. *	41,170	4,995,568
Doximity, Inc., Class A *	11,936	438,648
Encompass Health Corp.	10,458	670,881
Enhabit, Inc. *	5,176	63,406
Enovis Corp. *	5,405	314,841
Envista Holdings Corp. *	17,378	668,879
Globus Medical, Inc., Class A *	8,241	479,132
Guardant Health, Inc. *	10,350	233,496
Henry Schein, Inc. *	14,438	1,166,735
Hologic, Inc. *	25,973	2,233,938
ICU Medical, Inc. *	2,156	407,786
IDEXX Laboratories, Inc. *	8,780	4,321,165
Insulet Corp. *	7,352	2,338,230
Integra LifeSciences Holdings Corp. *	7,732	427,734
Laboratory Corp. of America Holdings	9,458	2,144,223
Masimo Corp. *	5,066	958,183
Molina Healthcare, Inc. *	6,118	1,822,491
Novocure Ltd. *	11,032	727,009
Oak Street Health, Inc. *	12,439	484,748
Penumbra, Inc. *	3,808	1,081,929
Premier, Inc., Class A	12,572	419,025
Quest Diagnostics, Inc.	11,816	1,640,179
QuidelOrtho Corp. *	5,205	468,190
ResMed, Inc.	15,432	3,718,495
STERIS plc	10,658	2,009,566
See financial notes
126Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tandem Diabetes Care, Inc. *	6,813	269,658
Teladoc Health, Inc. *	17,148	454,936
Teleflex, Inc.	5,011	1,365,598
Tenet Healthcare Corp. *	11,350	832,182
The Cooper Cos., Inc.	5,188	1,978,962
Universal Health Services, Inc., Class B	6,626	996,219
Veeva Systems, Inc., Class A *	14,884	2,665,427
Zimmer Biomet Holdings, Inc.	22,408	3,102,163
		57,936,468

Household & Personal Products 0.6%
Church & Dwight Co., Inc.	25,933	2,518,613
Coty, Inc., Class A *	37,511	445,256
Olaplex Holdings, Inc. *	13,372	49,476
Reynolds Consumer Products, Inc.	5,799	162,546
Spectrum Brands Holdings, Inc.	4,254	282,891
The Clorox Co.	13,161	2,179,725
		5,638,507

Insurance 4.6%
Aflac, Inc.	65,175	4,552,474
American Financial Group, Inc.	7,186	881,938
Arch Capital Group Ltd. *	37,827	2,839,673
Arthur J. Gallagher & Co.	22,224	4,623,925
Assurant, Inc.	5,681	699,501
Assured Guaranty Ltd.	6,148	331,193
Axis Capital Holdings Ltd.	8,307	469,678
Brighthouse Financial, Inc. *	7,261	320,936
Brown & Brown, Inc.	25,246	1,625,590
Cincinnati Financial Corp.	16,372	1,742,636
CNA Financial Corp.	2,899	112,800
Erie Indemnity Co., Class A	2,678	582,010
Everest Re Group Ltd.	4,156	1,570,968
F&G Annuities & Life, Inc.	1,873	34,332
Fidelity National Financial, Inc.	27,739	984,457
First American Financial Corp.	10,772	620,575
Globe Life, Inc.	9,550	1,036,366
Kemper Corp.	6,782	329,944
Lincoln National Corp.	18,116	393,661
Loews Corp.	20,766	1,195,499
Markel Corp. *	1,411	1,930,996
Old Republic International Corp.	29,816	753,450
Primerica, Inc.	3,915	714,527
Principal Financial Group, Inc.	25,862	1,931,633
Prudential Financial, Inc.	39,337	3,422,319
Reinsurance Group of America, Inc.	7,135	1,015,453
RenaissanceRe Holdings Ltd.	4,597	990,240
Ryan Specialty Holdings, Inc., Class A *	8,782	358,832
The Allstate Corp.	28,235	3,268,483
The Hanover Insurance Group, Inc.	3,779	451,817
The Hartford Financial Services Group, Inc.	33,911	2,407,342
Unum Group	21,160	892,952
W.R. Berkley Corp.	21,985	1,295,356
White Mountains Insurance Group Ltd.	267	382,381
Willis Towers Watson plc	11,498	2,662,937
		47,426,874

Materials 6.1%
Albemarle Corp.	12,501	2,318,436
Alcoa Corp.	18,877	701,092
Amcor plc	158,375	1,737,374
AptarGroup, Inc.	6,991	828,503
Ardagh Metal Packaging S.A.	16,204	66,112
Ashland, Inc.	5,408	549,507
SECURITY	NUMBER OF SHARES	VALUE ($)
Avery Dennison Corp.	8,695	1,517,104
Axalta Coating Systems Ltd. *	23,576	744,294
Ball Corp.	32,934	1,751,430
Berry Global Group, Inc.	12,973	749,969
Celanese Corp.	11,565	1,228,666
CF Industries Holdings, Inc.	20,911	1,496,809
Cleveland-Cliffs, Inc. *	54,567	839,241
Corteva, Inc.	76,419	4,670,729
Crown Holdings, Inc.	12,290	1,054,236
DuPont de Nemours, Inc.	48,993	3,415,792
Eagle Materials, Inc.	3,818	565,866
Eastman Chemical Co.	12,771	1,076,212
Element Solutions, Inc.	24,070	436,871
FMC Corp.	13,452	1,662,398
Ginkgo Bioworks Holdings, Inc. *(a)	92,712	113,109
Graphic Packaging Holding Co.	32,655	805,272
Huntsman Corp.	19,465	521,467
International Flavors & Fragrances, Inc.	27,221	2,639,348
International Paper Co.	37,929	1,255,829
Louisiana-Pacific Corp.	7,588	453,307
LyondellBasell Industries N.V., Class A	27,448	2,596,855
Martin Marietta Materials, Inc.	6,642	2,412,374
MP Materials Corp. *	9,687	209,917
NewMarket Corp.	611	244,156
Nucor Corp.	27,389	4,058,502
Olin Corp.	13,019	721,253
Packaging Corp. of America	9,745	1,318,109
PPG Industries, Inc.	25,170	3,530,344
Reliance Steel & Aluminum Co.	6,236	1,545,281
Royal Gold, Inc.	6,997	926,683
RPM International, Inc.	13,629	1,117,987
Sealed Air Corp.	15,562	746,820
Silgan Holdings, Inc.	8,977	442,207
Sonoco Products Co.	10,389	629,781
SSR Mining, Inc.	21,993	314,940
Steel Dynamics, Inc.	17,779	1,848,127
The Chemours Co.	15,726	457,155
The Mosaic Co.	36,319	1,556,269
The Scotts Miracle-Gro Co.	4,309	287,884
United States Steel Corp.	23,975	548,548
Vulcan Materials Co.	14,140	2,476,197
Westlake Corp.	3,524	400,961
Westrock Co.	27,059	809,876
		62,399,199

Media & Entertainment 3.5%
Altice USA, Inc., Class A *	22,554	78,939
AMC Entertainment Holdings, Inc., Class A (a)	54,892	301,906
Cable One, Inc.	616	467,181
DISH Network Corp., Class A *	26,922	202,184
Electronic Arts, Inc.	29,194	3,715,812
Fox Corp., Class A	31,151	1,036,082
Fox Corp., Class B	14,896	454,924
IAC, Inc. *	8,205	424,773
Liberty Broadband Corp., Class A *	1,840	155,535
Liberty Broadband Corp., Class C *	12,756	1,081,454
Liberty Media Corp. - Liberty Formula One, Class A *	2,235	144,783
Liberty Media Corp. - Liberty Formula One, Class C *	21,437	1,547,537
Liberty Media Corp. - Liberty SiriusXM, Class A *	8,009	225,053
Liberty Media Corp. - Liberty SiriusXM, Class C *	16,526	461,736
Live Nation Entertainment, Inc. *	16,652	1,128,673
See financial notes
Schwab Equity Index Funds | Semiannual Report127

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Madison Square Garden Sports Corp.	1,988	398,594
Match Group, Inc. *	29,763	1,098,255
News Corp., Class A	40,553	714,138
News Corp., Class B	12,641	224,378
Nexstar Media Group, Inc., Class A	3,870	671,251
Omnicom Group, Inc.	21,410	1,939,104
Paramount Global, Class A	955	25,269
Paramount Global, Class B	61,617	1,437,525
Pinterest, Inc., Class A *	63,433	1,458,959
Playtika Holding Corp. *	9,709	97,090
ROBLOX Corp., Class A *	47,782	1,701,039
Roku, Inc. *	13,003	730,899
Sirius XM Holdings, Inc. (a)	74,925	284,715
Spotify Technology S.A. *	14,950	1,997,320
Take-Two Interactive Software, Inc. *	17,651	2,193,843
The Interpublic Group of Cos., Inc.	41,439	1,480,615
The New York Times Co., Class A	17,340	689,265
The Trade Desk, Inc., Class A *	46,870	3,015,616
TripAdvisor, Inc. *	10,903	193,310
Warner Bros Discovery, Inc. *	251,974	3,429,366
World Wrestling Entertainment, Inc., Class A	4,596	492,553
ZoomInfo Technologies, Inc. *	29,350	643,059
		36,342,735

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
10X Genomics, Inc., Class A *	9,826	515,177
Agilent Technologies, Inc.	31,599	4,279,453
Alnylam Pharmaceuticals, Inc. *	13,128	2,615,098
Avantor, Inc. *	65,125	1,268,635
Azenta, Inc. *	7,294	317,216
Biogen, Inc. *	15,312	4,658,370
BioMarin Pharmaceutical, Inc. *	19,708	1,892,756
Bio-Rad Laboratories, Inc., Class A *	2,283	1,029,154
Bio-Techne Corp.	16,614	1,327,126
Bruker Corp.	11,449	905,959
Catalent, Inc. *	19,109	957,743
Charles River Laboratories International, Inc. *	5,384	1,023,606
Elanco Animal Health, Inc. *	47,539	450,194
Exact Sciences Corp. *	18,667	1,195,995
Exelixis, Inc. *	34,149	624,927
Horizon Therapeutics plc *	23,642	2,628,045
Incyte Corp. *	19,487	1,450,028
Ionis Pharmaceuticals, Inc. *	15,080	533,380
IQVIA Holdings, Inc. *	19,817	3,730,154
Jazz Pharmaceuticals plc *	6,573	923,309
Maravai LifeSciences Holdings, Inc., Class A *	11,627	160,336
Mettler-Toledo International, Inc. *	2,349	3,503,534
Mirati Therapeutics, Inc. *	4,739	209,985
Natera, Inc. *	10,429	528,959
Neurocrine Biosciences, Inc. *	10,227	1,033,336
Novavax, Inc. *(a)	9,287	71,231
Organon & Co.	27,134	668,310
PerkinElmer, Inc.	13,471	1,757,831
Perrigo Co., plc	14,339	533,267
QIAGEN N.V. *	24,222	1,080,544
Repligen Corp. *	5,905	895,375
Royalty Pharma plc, Class A	39,720	1,396,158
Sarepta Therapeutics, Inc. *	8,985	1,103,089
Seagen, Inc. *	14,519	2,903,800
Sotera Health Co. *	10,642	178,466
Syneos Health, Inc. *	10,940	429,504
Ultragenyx Pharmaceutical, Inc. *	7,162	312,765
United Therapeutics Corp. *	4,763	1,096,109
Viatris, Inc.	129,401	1,207,311
SECURITY	NUMBER OF SHARES	VALUE ($)
Waters Corp. *	6,308	1,894,671
West Pharmaceutical Services, Inc.	7,909	2,857,047
		56,147,953

Real Estate Management & Development 0.5%
CBRE Group, Inc., Class A *	33,667	2,580,912
Jones Lang LaSalle, Inc. *	5,097	708,687
Opendoor Technologies, Inc. *	49,951	68,932
The Howard Hughes Corp. *	3,910	302,517
WeWork, Inc., Class A *(a)	22,677	9,558
Zillow Group, Inc., Class A *	6,019	257,493
Zillow Group, Inc., Class C *	16,853	733,780
		4,661,879

Semiconductors & Semiconductor Equipment 2.3%
Allegro MicroSystems, Inc. *	7,078	253,180
Cirrus Logic, Inc. *	5,851	501,957
Enphase Energy, Inc. *	13,979	2,295,352
Entegris, Inc.	15,848	1,187,332
First Solar, Inc. *	11,344	2,071,188
GLOBALFOUNDRIES, Inc. *(a)	6,771	398,135
Lattice Semiconductor Corp. *	14,491	1,154,933
Microchip Technology, Inc.	56,857	4,149,992
MKS Instruments, Inc.	6,118	513,117
Monolithic Power Systems, Inc.	4,896	2,261,805
ON Semiconductor Corp. *	46,341	3,334,698
Qorvo, Inc. *	10,638	979,547
Skyworks Solutions, Inc.	16,967	1,796,805
Teradyne, Inc.	16,726	1,528,422
Universal Display Corp.	4,638	618,988
Wolfspeed, Inc. *	13,149	612,086
		23,657,537

Software & Services 6.8%
Akamai Technologies, Inc. *	16,542	1,355,948
Alteryx, Inc., Class A *	6,410	263,643
Amdocs Ltd.	12,687	1,157,689
ANSYS, Inc. *	9,290	2,916,317
AppLovin Corp., Class A *	23,366	397,222
Aspen Technology, Inc. *	2,879	509,583
Bentley Systems, Inc., Class B	18,002	766,165
Bill.com Holdings, Inc. *	10,560	811,114
Black Knight, Inc. *	16,502	901,669
Cadence Design Systems, Inc. *	29,142	6,103,792
CCC Intelligent Solutions Holdings, Inc. *	18,159	157,620
Cloudflare, Inc., Class A *	30,204	1,421,098
Confluent, Inc., Class A *	13,261	291,742
Crowdstrike Holdings, Inc., Class A *	23,005	2,761,750
Datadog, Inc., Class A *	28,356	1,910,627
DocuSign, Inc. *	21,097	1,043,036
Dolby Laboratories, Inc., Class A	6,319	528,837
DoubleVerify Holdings, Inc. *	9,198	270,605
Dropbox, Inc., Class A *	28,638	582,497
DXC Technology Co. *	24,562	585,804
Dynatrace, Inc. *	23,107	976,964
Elastic N.V. *	8,262	473,000
EPAM Systems, Inc. *	5,862	1,655,663
Fair Isaac Corp. *	2,593	1,887,574
Five9, Inc. *	7,475	484,679
Fortinet, Inc. *	68,927	4,345,847
Gartner, Inc. *	8,197	2,479,265
Gen Digital, Inc.	58,606	1,035,568
Globant S.A. *	4,347	681,914
GoDaddy, Inc., Class A *	16,709	1,264,537
Guidewire Software, Inc. *	8,750	666,662
See financial notes
128Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
HubSpot, Inc. *	4,945	2,081,598
Informatica, Inc., Class A *	4,003	61,886
Jamf Holding Corp. *	7,084	134,029
Kyndryl Holdings, Inc. *	21,836	315,749
Manhattan Associates, Inc. *	6,625	1,097,630
MongoDB, Inc. *	7,082	1,699,397
nCino, Inc. *	7,414	183,348
NCR Corp. *	13,744	306,354
New Relic, Inc. *	5,689	406,593
Nutanix, Inc., Class A *	24,520	587,990
Okta, Inc. *	16,154	1,107,034
Palantir Technologies, Inc., Class A *	196,470	1,522,642
Pegasystems, Inc.	4,444	202,735
Procore Technologies, Inc. *	7,593	405,542
PTC, Inc. *	11,371	1,430,358
RingCentral, Inc., Class A *	9,142	251,954
SentinelOne, Inc., Class A *	20,388	327,635
Smartsheet, Inc., Class A *	13,575	554,810
Splunk, Inc. *	17,377	1,498,592
Synopsys, Inc. *	16,286	6,047,318
Teradata Corp. *	10,923	422,829
Thoughtworks Holding, Inc. *	9,180	57,191
Twilio, Inc., Class A *	18,601	978,599
Tyler Technologies, Inc. *	4,394	1,665,458
UiPath, Inc., Class A *	40,250	566,720
Unity Software, Inc. *	25,210	679,914
VeriSign, Inc. *	9,909	2,197,816
Wix.com Ltd. *	5,886	513,436
Zoom Video Communications, Inc., Class A *	26,240	1,611,923
Zscaler, Inc. *	9,012	811,981
		70,417,492

Technology Hardware & Equipment 4.5%
Amphenol Corp., Class A	62,560	4,721,403
Arista Networks, Inc. *	26,284	4,209,646
Arrow Electronics, Inc. *	6,198	709,237
Avnet, Inc.	9,708	400,552
CDW Corp.	14,441	2,449,049
Ciena Corp. *	15,734	724,393
Cognex Corp.	18,554	884,840
Coherent Corp. *	12,668	432,486
Corning, Inc.	78,585	2,610,594
Dell Technologies, Inc., Class C	25,230	1,097,253
F5, Inc. *	6,358	854,261
Hewlett Packard Enterprise Co.	137,284	1,965,907
HP, Inc.	104,962	3,118,421
IPG Photonics Corp. *	3,481	400,245
Jabil, Inc.	13,893	1,085,738
Juniper Networks, Inc.	34,128	1,028,959
Keysight Technologies, Inc. *	19,143	2,768,844
Littelfuse, Inc.	2,581	625,222
Lumentum Holdings, Inc. *	7,294	351,936
Motorola Solutions, Inc.	17,588	5,125,143
National Instruments Corp.	13,963	813,066
NetApp, Inc.	23,208	1,459,551
Pure Storage, Inc., Class A *	30,453	695,242
TD SYNNEX Corp.	4,985	443,864
Teledyne Technologies, Inc. *	4,946	2,049,622
Trimble, Inc. *	26,292	1,238,353
Ubiquiti, Inc.	437	101,624
ViaSat, Inc. *	7,754	271,623
Vontier Corp.	16,854	457,249
Western Digital Corp. *	33,946	1,169,100
Zebra Technologies Corp., Class A *	5,511	1,587,333
		45,850,756

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecommunication Services 0.1%
Frontier Communications Parent, Inc. *	26,147	589,354
Lumen Technologies, Inc.	110,017	260,740
		850,094

Transportation 2.1%
Alaska Air Group, Inc. *	13,350	580,191
American Airlines Group, Inc. *	68,954	940,533
Avis Budget Group, Inc. *	2,727	481,779
C.H. Robinson Worldwide, Inc.	12,393	1,250,082
Copa Holdings S.A., Class A	3,045	275,024
Delta Air Lines, Inc. *	68,353	2,345,191
Expeditors International of Washington, Inc.	16,941	1,928,563
GXO Logistics, Inc. *	11,277	599,147
Hertz Global Holdings, Inc. *	19,460	324,593
JB Hunt Transport Services, Inc.	8,801	1,542,727
JetBlue Airways Corp. *	34,389	245,537
Kirby Corp. *	6,374	457,908
Knight-Swift Transportation Holdings, Inc.	16,657	938,122
Landstar System, Inc.	3,808	670,322
Lyft, Inc., Class A *	34,848	357,192
Old Dominion Freight Line, Inc.	10,609	3,399,018
RXO, Inc. *	12,133	219,486
Ryder System, Inc.	5,186	410,524
Schneider National, Inc., Class B	5,769	150,975
Southwest Airlines Co.	63,238	1,915,479
U-Haul Holding Co.	959	58,557
U-Haul Holding Co. - Non Voting	8,648	467,857
United Airlines Holdings, Inc. *	34,830	1,525,554
XPO, Inc. *	10,928	482,799
		21,567,160

Utilities 5.8%
Alliant Energy Corp.	26,771	1,476,153
Ameren Corp.	27,491	2,445,874
American Water Works Co., Inc.	20,609	3,055,284
Atmos Energy Corp.	15,178	1,732,417
Avangrid, Inc.	7,568	304,688
Brookfield Renewable Corp., Class A	13,633	455,479
CenterPoint Energy, Inc.	67,300	2,050,631
CMS Energy Corp.	30,922	1,925,204
Consolidated Edison, Inc.	37,911	3,733,096
Constellation Energy Corp.	34,881	2,699,790
DTE Energy Co.	20,606	2,316,321
Edison International	40,160	2,955,776
Entergy Corp.	21,683	2,332,657
Essential Utilities, Inc.	24,709	1,055,074
Evergy, Inc.	23,742	1,474,616
Eversource Energy	36,809	2,856,747
FirstEnergy Corp.	58,000	2,308,400
Hawaiian Electric Industries, Inc.	11,614	455,385
IDACORP, Inc.	5,374	597,159
National Fuel Gas Co.	9,359	523,168
NiSource, Inc.	43,366	1,234,196
NRG Energy, Inc.	22,661	774,326
OGE Energy Corp.	21,322	800,428
PG&E Corp. *	175,858	3,008,930
Pinnacle West Capital Corp.	12,055	945,835
PPL Corp.	78,715	2,260,695
Public Service Enterprise Group, Inc.	53,191	3,361,671
The AES Corp.	71,249	1,685,751
UGI Corp.	22,356	757,421
Vistra Corp.	41,951	1,000,951
See financial notes
Schwab Equity Index Funds | Semiannual Report129

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
WEC Energy Group, Inc.	33,712	3,242,083
Xcel Energy, Inc.	58,256	4,072,677
		59,898,883
Total Common Stocks (Cost $923,051,161)		1,024,791,978

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell Mid-Cap ETF	13,000	903,760
Total Investment Companies (Cost $870,911)		903,760

SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% (c)	2,572,798	2,572,798
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% (c)(d)	4,614,788	4,614,788
		7,187,586
Total Short-Term Investments (Cost $7,187,586)		7,187,586
Total Investments in Securities (Cost $931,109,658)		1,032,883,324

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 06/16/23	13	3,250,780	(8,507)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,486,170.
(b)	First Republic Bank was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on May 1, 2023 and the position has subsequently been sold.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,024,791,978	$—	$—	$1,024,791,978
Investment Companies[1]	903,760	—	—	903,760
Short-Term Investments[1]	7,187,586	—	—	7,187,586
Liabilities
Futures Contracts[2]	(8,507)	—	—	(8,507)
Total	$1,032,874,817	$—	$—	$1,032,874,817

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
See financial notes
130Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $931,109,658) including securities on loan of $4,486,170		$1,032,883,324
Deposit with broker for futures contracts		459,000
Receivables:
Fund shares sold		620,597
Dividends		476,077
Income from securities on loan		46,805
Variation margin on future contracts	+	26,564
Total assets		1,034,512,367

Liabilities
Collateral held for securities on loan		4,614,788
Payables:
Fund shares redeemed		715,374
Investment adviser fees	+	31,160
Total liabilities		5,361,322
Net assets		$1,029,151,045

Net Assets by Source
Capital received from investors		$953,086,512
Total distributable earnings	+	76,064,533
Net assets		$1,029,151,045

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,029,151,045		19,423,882		$52.98

See financial notes
Schwab Equity Index Funds | Semiannual Report131

Schwab U.S. Mid-Cap Index Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $2,939)		$8,550,293
Securities on loan, net	+	209,386
Total investment income		8,759,679

Expenses
Investment adviser fees		193,859
Total expenses	–	193,859
Net investment income		8,565,820

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(4,252,367)
Net realized losses on futures contracts	+	(227,782)
Net realized losses		(4,480,149)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		29,630,735
Net change in unrealized appreciation (depreciation) on futures contracts	+	(214,261)
Net change in unrealized appreciation (depreciation)	+	29,416,474
Net realized and unrealized gains		24,936,325
Increase in net assets resulting from operations		$33,502,145
See financial notes
132Schwab Equity Index Funds | Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$8,565,820	$12,651,355
Net realized losses		(4,480,149)	(12,154)
Net change in unrealized appreciation (depreciation)	+	29,416,474	(182,662,427)
Increase (decrease) in net assets resulting from operations		$33,502,145	($170,023,226 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($14,308,048 )	($26,457,808 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,394,454	$180,561,198	6,524,271	$369,067,984
Shares reinvested		225,612	11,761,152	355,335	21,909,932
Shares redeemed	+	(1,619,731)	(85,668,435)	(3,277,725)	(181,890,798)
Net transactions in fund shares		2,000,335	$106,653,915	3,601,881	$209,087,118

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		17,423,547	$903,303,033	13,821,666	$890,696,949
Total increase	+	2,000,335	125,848,012	3,601,881	12,606,084
End of period		19,423,882	$1,029,151,045	17,423,547	$903,303,033
See financial notes
Schwab Equity Index Funds | Semiannual Report133

Schwab International Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$18.17	$24.45	$18.56	$20.48	$19.00	$21.01
Income (loss) from investment operations:
Net investment income (loss)[1]	0.32	0.65	0.64	0.47	0.64	0.62
Net realized and unrealized gains (losses)	4.09	(6.14)	5.66	(1.75)	1.39	(2.06)
Total from investment operations	4.41	(5.49)	6.30	(1.28)	2.03	(1.44)
Less distributions:
Distributions from net investment income	(0.54)	(0.79)	(0.41)	(0.64)	(0.55)	(0.57)
Net asset value at end of period	$22.04	$18.17	$24.45	$18.56	$20.48	$19.00
Total return	24.63%[2]	(23.12%)	34.24%	(6.56%)	11.27%	(7.11%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%[3]	0.06%[4]	0.06%	0.06%	0.06%	0.06%
Net investment income (loss)	3.10%[3]	3.12%	2.76%	2.47%	3.32%	2.99%
Portfolio turnover rate	4%[2]	5%	3%	7%	5%	5%
Net assets, end of period (x 1,000,000)	$8,702	$7,127	$8,781	$5,937	$5,443	$4,314

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
134Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.5% OF NET ASSETS

Australia 7.3%
Ampol Ltd.	131,702	2,627,813
ANZ Group Holdings Ltd.	1,638,832	26,611,733
APA Group	647,244	4,419,013
Aristocrat Leisure Ltd.	329,039	8,323,192
ASX Ltd.	106,960	4,867,699
Aurizon Holdings Ltd.	1,043,789	2,373,208
BHP Group Ltd.	2,778,103	82,447,078
BlueScope Steel Ltd.	250,513	3,329,746
Brambles Ltd.	756,037	7,161,806
Cochlear Ltd.	36,102	5,919,558
Coles Group Ltd.	740,651	8,947,194
Commonwealth Bank of Australia	928,459	61,441,790
Computershare Ltd.	296,274	4,410,280
CSL Ltd.	264,355	52,774,943
Dexus	596,704	3,092,708
Endeavour Group Ltd.	781,219	3,521,109
Fortescue Metals Group Ltd.	925,775	12,953,091
Goodman Group	926,235	11,940,679
IDP Education Ltd.	115,772	2,174,982
IGO Ltd.	369,851	3,405,914
Insurance Australia Group Ltd.	1,354,263	4,486,790
James Hardie Industries plc	243,697	5,438,123
Lendlease Corp., Ltd.	373,987	1,857,364
Macquarie Group Ltd.	201,826	24,621,113
Medibank Pvt Ltd.	1,491,570	3,529,887
Mineral Resources Ltd.	93,374	4,606,197
Mirvac Group	2,144,917	3,443,505
National Australia Bank Ltd.	1,728,101	33,267,932
Newcrest Mining Ltd.	489,389	9,344,812
Northern Star Resources Ltd.	643,592	5,740,715
Orica Ltd.	248,946	2,687,077
Origin Energy Ltd.	934,811	5,183,073
Pilbara Minerals Ltd.	1,372,728	3,907,073
Qantas Airways Ltd. *	507,007	2,235,872
QBE Insurance Group Ltd.	812,181	8,305,194
Ramsay Health Care Ltd.	98,459	4,233,857
REA Group Ltd.	29,206	2,746,778
Reece Ltd.	131,932	1,607,144
Rio Tinto Ltd.	202,894	15,217,986
Santos Ltd.	1,739,108	8,238,317
Scentre Group	2,838,495	5,447,340
SEEK Ltd.	181,588	2,962,843
Sonic Healthcare Ltd.	248,437	5,856,391
South32 Ltd.	2,539,806	7,179,398
Stockland	1,296,282	3,842,666
Suncorp Group Ltd.	695,009	5,786,664
Telstra Group Ltd.	2,206,735	6,402,211
The GPT Group	1,077,914	3,169,630
The Lottery Corp., Ltd.	1,229,691	4,123,133
Transurban Group	1,685,487	16,809,863
Treasury Wine Estates Ltd.	392,477	3,635,553
Vicinity Ltd.	2,129,427	2,976,874
Washington H Soul Pattinson & Co., Ltd.	117,853	2,467,070
SECURITY	NUMBER OF SHARES	VALUE ($)
Wesfarmers Ltd.	620,467	21,464,062
Westpac Banking Corp.	1,917,261	28,699,816
WiseTech Global Ltd.	79,553	3,643,981
Woodside Energy Group Ltd.	1,046,252	23,739,796
Woolworths Group Ltd.	667,934	17,230,570
Xero Ltd. *	76,053	4,747,664
		633,627,870

Austria 0.2%
Erste Group Bank AG	189,720	6,898,069
OMV AG	80,765	3,822,019
Verbund AG	37,526	3,342,087
Voestalpine AG	64,382	2,232,235
		16,294,410

Belgium 1.0%
Ageas S.A./N.V.	89,235	3,975,916
Anheuser-Busch InBev S.A./N.V.	477,766	31,064,070
Argenx SE *	30,422	11,735,229
D'ieteren Group	13,714	2,582,193
Elia Group S.A./N.V.	18,191	2,494,350
Groupe Bruxelles Lambert N.V.	54,704	4,909,761
KBC Group N.V.	136,555	9,762,098
Sofina S.A.	8,344	1,915,721
Solvay S.A.	40,432	4,852,593
UCB S.A.	68,637	6,380,331
Umicore S.A.	114,431	3,756,256
Warehouses De Pauw CVA	92,407	2,763,124
		86,191,642

Denmark 3.1%
AP Moller - Maersk A/S, Class A	1,693	3,025,717
AP Moller - Maersk A/S, Class B	2,751	4,972,574
Carlsberg A/S, Class B	53,848	8,911,667
Chr. Hansen Holding A/S	57,131	4,446,474
Coloplast A/S, Class B	65,077	9,376,347
Danske Bank A/S *	380,991	8,052,162
Demant A/S *	49,414	2,117,685
DSV A/S	102,724	19,332,892
Genmab A/S *	36,171	14,864,997
Novo Nordisk A/S, Class B	908,207	151,084,185
Novozymes A/S, B Shares	112,754	5,870,275
Orsted A/S	103,221	9,264,093
Pandora A/S	49,742	4,604,210
Rockwool A/S, B Shares	4,990	1,208,590
Tryg A/S	197,574	4,669,261
Vestas Wind Systems A/S *	554,733	15,349,788
		267,150,917

Finland 0.9%
Elisa Oyj	78,231	4,858,246
Fortum Oyj	243,537	3,637,464
Kesko Oyj, B Shares	149,674	3,120,380
Kone Oyj, B Shares	187,022	10,669,744
See financial notes
Schwab Equity Index Funds | Semiannual Report135

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Metso Outotec Oyj	359,299	3,966,921
Neste Oyj	231,355	11,212,486
Nokia Oyj	2,959,594	12,522,490
Orion Oyj, B Shares	58,978	2,770,379
Sampo Oyj, A Shares	262,296	13,302,330
Stora Enso Oyj, R Shares	302,207	3,834,053
UPM-Kymmene Oyj	291,631	9,300,228
Wartsila Oyj Abp	264,047	3,062,188
		82,256,909

France 12.6%
Accor S.A. *	92,172	3,269,995
Aeroports de Paris *	16,156	2,567,285
Air Liquide S.A.	287,597	51,735,907
Airbus SE	324,186	45,397,283
Alstom S.A.	175,688	4,415,842
Amundi S.A.	34,423	2,255,218
ArcelorMittal S.A.	288,779	8,204,107
Arkema S.A.	32,536	3,219,210
AXA S.A.	1,034,432	33,764,050
BioMerieux	23,030	2,411,364
BNP Paribas S.A.	607,715	39,266,541
Bollore SE	489,428	3,306,264
Bouygues S.A.	124,185	4,547,560
Bureau Veritas S.A.	160,578	4,630,283
Capgemini SE	90,035	16,418,543
Carrefour S.A.	326,358	6,788,445
Cie de Saint-Gobain	269,090	15,578,886
Cie Generale des Etablissements Michelin S.C.A.	375,656	11,963,738
Covivio S.A. (a)	25,895	1,472,362
Credit Agricole S.A.	662,562	8,098,845
Danone S.A.	351,791	23,282,813
Dassault Aviation S.A.	13,812	2,699,110
Dassault Systemes SE	366,580	14,881,546
Edenred	136,865	8,892,617
Eiffage S.A.	45,862	5,458,670
Engie S.A.	1,003,531	16,060,799
EssilorLuxottica S.A.	160,218	31,719,965
Eurazeo SE	23,599	1,685,059
Eurofins Scientific SE	73,891	5,161,273
Euronext N.V.	46,230	3,676,637
Gecina S.A.	25,368	2,824,032
Getlink SE	239,494	4,475,961
Hermes International	17,374	37,720,265
Ipsen S.A.	20,416	2,475,750
Kering S.A.	40,936	26,214,051
Klepierre S.A.	115,966	2,937,433
La Francaise des Jeux SAEM	56,889	2,431,540
Legrand S.A.	146,539	13,870,493
L'Oreal S.A.	132,318	63,237,020
LVMH Moet Hennessy Louis Vuitton SE	151,889	146,099,166
Orange S.A.	1,094,873	14,250,774
Pernod-Ricard S.A.	112,893	26,072,534
Publicis Groupe S.A.	124,851	10,207,451
Remy Cointreau S.A.	12,675	2,193,130
Renault S.A. *	102,730	3,815,696
Safran S.A.	187,668	29,186,078
Sanofi	625,998	67,462,733
Sartorius Stedim Biotech	15,158	4,060,808
Schneider Electric SE	297,338	51,853,312
SEB S.A.	13,670	1,567,429
Societe Generale S.A.	445,005	10,808,398
Sodexo S.A.	48,742	5,223,584
STMicroelectronics N.V.	374,857	16,035,289
Teleperformance	32,390	6,473,321
SECURITY	NUMBER OF SHARES	VALUE ($)
Thales S.A.	58,835	8,978,419
TotalEnergies SE	1,365,707	87,268,556
Unibail-Rodamco-Westfield *	64,651	3,466,975
Valeo S.A.	113,893	2,223,950
Veolia Environnement S.A.	366,131	11,593,523
Vinci S.A.	295,536	36,555,206
Vivendi SE	394,918	4,337,957
Wendel SE	15,141	1,698,506
Worldline S.A. *	131,258	5,710,079
		1,096,159,636

Germany 8.1%
adidas AG	88,982	15,670,266
Allianz SE	221,098	55,519,246
Aroundtown S.A.	540,841	736,838
BASF SE	502,847	26,009,326
Bayer AG	539,979	35,636,607
Bayerische Motoren Werke AG	180,803	20,265,194
Bechtle AG	44,092	2,050,683
Beiersdorf AG	55,260	7,715,918
Brenntag SE	84,002	6,846,552
Carl Zeiss Meditec AG, Class B	22,334	3,003,975
Commerzbank AG *	589,859	6,555,167
Continental AG	60,491	4,244,481
Covestro AG *	105,674	4,635,965
Daimler Truck Holding AG *	246,671	8,150,740
Delivery Hero SE *	92,491	3,696,975
Deutsche Bank AG	1,136,757	12,496,006
Deutsche Boerse AG	104,162	19,864,602
Deutsche Lufthansa AG *	329,836	3,545,712
Deutsche Post AG	542,477	26,092,915
Deutsche Telekom AG	1,778,139	42,874,089
E.ON SE	1,233,043	16,310,379
Evonik Industries AG	115,176	2,513,887
Fresenius Medical Care AG & Co. KGaA	114,160	5,539,495
Fresenius SE & Co. KGaA	229,444	6,647,903
GEA Group AG	82,635	3,886,560
Hannover Rueck SE	32,915	7,032,586
HeidelbergCement AG	78,950	5,979,798
HelloFresh SE *	86,662	2,327,060
Henkel AG & Co. KGaA	56,390	4,170,280
Infineon Technologies AG	714,287	26,012,027
Knorr-Bremse AG	38,882	2,725,305
LEG Immobilien SE	40,304	2,508,652
Mercedes-Benz Group AG	439,186	34,250,362
Merck KGaA *	71,165	12,764,780
MTU Aero Engines AG	29,131	7,648,911
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen *	76,676	28,816,944
Nemetschek SE	32,037	2,504,118
Puma SE	57,675	3,379,644
QIAGEN N.V. *	124,507	5,568,046
Rational AG	2,766	2,003,329
Rheinmetall AG	24,035	7,039,678
RWE AG *	352,626	16,533,307
SAP SE	572,460	77,463,072
Scout24 SE	43,264	2,696,520
Siemens AG	420,095	69,245,228
Siemens Energy AG *	287,828	7,064,478
Siemens Healthineers AG	154,677	9,640,343
Symrise AG	72,896	8,807,477
Telefonica Deutschland Holding AG	606,151	2,048,167
United Internet AG	45,864	787,454
Volkswagen AG	16,458	2,763,178
Vonovia SE	392,002	8,501,945
See financial notes
136Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zalando SE *	123,167	5,065,792
		705,857,962

Hong Kong 2.7%
AIA Group Ltd.	6,482,400	70,574,352
BOC Hong Kong Holdings Ltd.	2,029,090	6,405,273
Budweiser Brewing Co. APAC Ltd.	951,000	2,747,638
CK Asset Holdings Ltd.	1,102,711	6,520,464
CK Hutchison Holdings Ltd.	1,482,525	9,911,313
CK Infrastructure Holdings Ltd.	349,000	1,986,991
CLP Holdings Ltd.	895,426	6,667,093
ESR Group Ltd.	1,086,734	1,698,722
Futu Holdings Ltd., ADR *	32,880	1,455,598
Galaxy Entertainment Group Ltd. *	1,192,000	8,483,811
Hang Lung Properties Ltd.	1,124,000	2,054,589
Hang Seng Bank Ltd.	420,440	6,232,117
Henderson Land Development Co., Ltd.	808,735	2,879,683
HKT Trust & HKT Ltd.	2,053,000	2,698,200
Hong Kong & China Gas Co., Ltd.	6,085,696	5,403,676
Hong Kong Exchanges & Clearing Ltd.	659,465	27,378,942
Hongkong Land Holdings Ltd.	602,201	2,680,056
Jardine Matheson Holdings Ltd.	86,717	4,192,052
Link REIT	1,396,940	9,137,225
MTR Corp., Ltd.	851,052	4,252,299
New World Development Co., Ltd.	824,778	2,199,581
Power Assets Holdings Ltd.	749,438	4,282,512
Sands China Ltd. *	1,365,600	4,890,784
Sino Land Co., Ltd.	1,912,425	2,577,129
SITC International Holdings Co., Ltd.	720,000	1,331,771
Sun Hung Kai Properties Ltd.	792,604	11,035,648
Swire Pacific Ltd., A Shares	263,090	2,088,442
Swire Properties Ltd.	620,400	1,667,469
Techtronic Industries Co., Ltd.	763,500	8,259,915
WH Group Ltd.	4,467,789	2,487,390
Wharf Real Estate Investment Co., Ltd.	908,188	5,237,261
Xinyi Glass Holdings Ltd.	986,000	1,803,926
		231,221,922

Ireland 0.8%
AIB Group plc	566,880	2,437,911
Bank of Ireland Group plc	581,736	6,016,846
CRH plc	409,587	19,764,205
Flutter Entertainment plc *	91,591	18,301,492
Kerry Group plc, Class A	86,811	9,143,334
Kingspan Group plc	84,429	5,850,908
Smurfit Kappa Group plc	135,940	5,036,460
		66,551,156

Israel 0.6%
Azrieli Group Ltd.	23,908	1,394,223
Bank Hapoalim B.M.	693,485	5,974,089
Bank Leumi Le-Israel B.M.	846,266	6,708,081
Bezeq The Israeli Telecommunication Corp., Ltd.	1,132,512	1,541,832
Check Point Software Technologies Ltd. *	54,966	7,000,470
CyberArk Software Ltd. *	22,219	2,768,487
Elbit Systems Ltd.	14,680	2,717,557
ICL Group Ltd.	390,867	2,427,606
Israel Discount Bank Ltd., A Shares	674,728	3,353,292
Mizrahi Tefahot Bank Ltd.	84,544	2,772,473
Nice Ltd. *	34,809	7,135,136
Teva Pharmaceutical Industries Ltd. ADR, ADR *	604,228	5,274,910
SECURITY	NUMBER OF SHARES	VALUE ($)
The First International Bank of Israel Ltd.	30,895	1,122,540
Tower Semiconductor Ltd. *	59,552	2,625,757
Wix.com Ltd. *	31,152	2,717,389
		55,533,842

Italy 2.5%
Amplifon S.p.A.	66,849	2,454,020
Assicurazioni Generali S.p.A.	608,366	12,671,118
CNH Industrial N.V.	557,599	7,846,442
Davide Campari-Milano N.V.	285,422	3,678,367
DiaSorin S.p.A.	13,779	1,496,575
Enel S.p.A.	4,455,903	30,443,239
Eni S.p.A.	1,371,167	20,714,793
Ferrari N.V.	69,156	19,270,205
FinecoBank Banca Fineco S.p.A.	338,809	5,135,561
Infrastrutture Wireless Italiane S.p.A.	183,838	2,551,583
Intesa Sanpaolo S.p.A.	8,843,423	23,252,819
Mediobanca Banca di Credito Finanziario S.p.A.	340,089	3,652,277
Moncler S.p.A.	112,185	8,322,014
Nexi S.p.A. *	326,368	2,706,175
Poste Italiane S.p.A.	284,999	2,965,968
Prysmian S.p.A.	140,519	5,750,829
Recordati Industria Chimica e Farmaceutica S.p.A.	56,918	2,620,074
Snam S.p.A.	1,103,200	6,131,228
Stellantis N.V.	1,233,496	20,459,469
Telecom Italia S.p.A. *	5,333,218	1,568,567
Tenaris S.A.	257,960	3,690,187
Terna - Rete Elettrica Nazionale	765,069	6,622,239
UniCredit S.p.A.	1,052,149	20,848,835
		214,852,584

Japan 20.9%
Advantest Corp.	99,598	7,761,858
Aeon Co., Ltd.	356,100	7,258,030
AGC, Inc.	106,493	3,970,577
Aisin Corp.	82,000	2,406,819
Ajinomoto Co., Inc.	248,800	8,947,930
ANA Holdings, Inc. *	87,500	1,908,641
Asahi Group Holdings Ltd.	249,400	9,635,338
Asahi Intecc Co., Ltd.	120,900	2,187,835
Asahi Kasei Corp.	683,900	4,830,494
Astellas Pharma, Inc.	1,006,350	15,160,219
Azbil Corp.	62,600	1,750,718
Bandai Namco Holdings, Inc.	329,400	7,482,457
BayCurrent Consulting, Inc.	73,200	2,544,431
Bridgestone Corp.	312,557	12,551,770
Brother Industries Ltd.	127,600	2,003,988
Canon, Inc.	549,495	13,087,512
Capcom Co., Ltd.	93,300	3,505,990
Central Japan Railway Co.	78,700	9,742,955
Chubu Electric Power Co., Inc.	355,900	3,969,123
Chugai Pharmaceutical Co., Ltd.	368,000	9,496,475
Concordia Financial Group Ltd.	591,500	2,244,363
CyberAgent, Inc.	236,200	2,061,222
Dai Nippon Printing Co., Ltd.	122,548	3,522,777
Daifuku Co., Ltd.	165,990	3,058,329
Dai-ichi Life Holdings, Inc.	535,300	9,956,990
Daiichi Sankyo Co., Ltd.	962,100	33,014,081
Daikin Industries Ltd.	136,500	24,792,641
Daito Trust Construction Co., Ltd.	34,800	3,298,263
Daiwa House Industry Co., Ltd.	328,100	8,362,769
Daiwa House REIT Investment Corp.	1,201	2,555,330
Daiwa Securities Group, Inc.	768,300	3,568,517
See financial notes
Schwab Equity Index Funds | Semiannual Report137

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Denso Corp.	238,000	14,366,533
Dentsu Group, Inc.	112,600	4,057,520
Disco Corp.	47,400	5,396,736
East Japan Railway Co.	166,260	9,513,663
Eisai Co., Ltd.	137,200	7,916,893
ENEOS Holdings, Inc.	1,694,800	6,029,292
FANUC Corp.	525,300	17,740,008
Fast Retailing Co., Ltd.	95,800	22,685,597
Fuji Electric Co., Ltd.	67,200	2,712,560
FUJIFILM Holdings Corp.	197,611	10,299,475
Fujitsu Ltd.	108,000	14,393,940
GLP J-REIT	2,428	2,774,172
GMO Payment Gateway, Inc.	23,400	1,830,156
Hakuhodo DY Holdings, Inc.	125,400	1,477,630
Hamamatsu Photonics K.K.	76,500	4,055,559
Hankyu Hanshin Holdings, Inc.	126,600	3,952,615
Hikari Tsushin, Inc.	10,993	1,499,940
Hirose Electric Co., Ltd.	16,664	2,248,954
Hitachi Construction Machinery Co., Ltd.	59,353	1,462,569
Hitachi Ltd.	532,315	29,444,799
Honda Motor Co., Ltd.	894,639	23,728,530
Hoshizaki Corp.	61,600	2,169,624
Hoya Corp.	195,507	20,499,882
Hulic Co., Ltd.	216,600	1,864,937
Ibiden Co., Ltd.	61,500	2,419,792
Idemitsu Kosan Co., Ltd.	112,203	2,389,143
Iida Group Holdings Co., Ltd.	81,700	1,452,568
Inpex Corp.	570,000	6,237,536
Isuzu Motors Ltd.	318,900	3,765,895
ITOCHU Corp.	652,100	21,633,326
Itochu Techno-Solutions Corp.	51,087	1,322,927
Japan Airlines Co., Ltd.	76,700	1,463,175
Japan Exchange Group, Inc.	269,100	4,369,587
Japan Metropolitan Fund Invest	3,872	2,835,138
Japan Post Bank Co., Ltd.	816,400	6,519,417
Japan Post Holdings Co., Ltd.	1,301,400	10,713,027
Japan Post Insurance Co., Ltd.	109,100	1,771,683
Japan Real Estate Investment Corp.	671	2,658,770
Japan Tobacco, Inc.	658,800	14,175,314
JFE Holdings, Inc.	268,000	3,170,519
JSR Corp.	99,200	2,301,781
Kajima Corp.	231,200	3,058,900
Kao Corp.	255,719	10,333,212
KDDI Corp.	888,900	27,749,797
Keio Corp.	56,500	2,098,406
Keisei Electric Railway Co., Ltd.	72,556	2,560,422
Keyence Corp.	106,700	48,117,013
Kikkoman Corp.	81,377	4,820,260
Kintetsu Group Holdings Co., Ltd.	92,000	3,105,668
Kirin Holdings Co., Ltd.	448,900	7,292,522
Kobayashi Pharmaceutical Co., Ltd.	27,200	1,697,335
Kobe Bussan Co., Ltd.	81,700	2,285,019
Koei Tecmo Holdings Co., Ltd.	64,600	1,187,979
Koito Manufacturing Co., Ltd.	114,000	2,205,154
Komatsu Ltd.	510,309	12,691,317
Konami Group Corp.	49,700	2,445,437
Kose Corp.	18,300	2,135,522
Kubota Corp.	558,000	8,455,369
Kurita Water Industries Ltd.	57,147	2,394,965
Kyocera Corp.	175,600	9,216,810
Kyowa Kirin Co., Ltd.	146,900	3,268,728
Lasertec Corp.	41,000	5,577,887
Lixil Corp.	153,287	2,412,895
M3, Inc. (b)	242,000	5,623,475
Makita Corp.	122,100	3,444,525
Marubeni Corp.	850,000	12,064,211
MatsukiyoCocokara & Co.	61,900	3,314,734
SECURITY	NUMBER OF SHARES	VALUE ($)
Mazda Motor Corp.	312,900	2,831,583
McDonald's Holdings Co., Japan Ltd.	48,100	2,003,857
MEIJI Holdings Co., Ltd.	120,400	2,905,217
MINEBEA MITSUMI, Inc.	194,500	3,601,872
MISUMI Group, Inc.	155,300	3,917,783
Mitsubishi Chemical Group Corp.	698,500	4,097,848
Mitsubishi Corp.	686,400	25,448,867
Mitsubishi Electric Corp.	1,062,400	13,172,571
Mitsubishi Estate Co., Ltd.	620,202	7,643,556
Mitsubishi HC Capital, Inc.	348,838	1,810,726
Mitsubishi Heavy Industries Ltd.	175,200	6,643,625
Mitsubishi UFJ Financial Group, Inc.	6,566,709	41,104,531
Mitsui & Co., Ltd.	784,800	24,500,442
Mitsui Chemicals, Inc.	103,900	2,628,774
Mitsui Fudosan Co., Ltd.	495,977	9,851,099
Mitsui O.S.K. Lines Ltd.	188,600	4,675,509
Mizuho Financial Group, Inc.	1,322,313	19,168,023
MonotaRO Co., Ltd.	138,200	2,090,813
MS&AD Insurance Group Holdings, Inc.	236,862	7,774,356
Murata Manufacturing Co., Ltd.	315,000	17,871,895
NEC Corp.	135,500	5,210,694
Nexon Co., Ltd.	258,100	5,830,570
NGK Insulators Ltd.	131,600	1,651,820
Nidec Corp.	246,100	12,177,535
Nihon M&A Center Holdings, Inc.	163,700	1,251,297
Nintendo Co., Ltd.	604,590	25,560,475
Nippon Building Fund, Inc.	838	3,513,915
Nippon Express Holdings, Inc.	41,700	2,447,036
Nippon Paint Holdings Co., Ltd.	453,200	4,088,878
Nippon Prologis REIT, Inc.	1,184	2,697,237
Nippon Sanso Holdings Corp.	94,900	1,712,250
Nippon Shinyaku Co., Ltd.	27,200	1,243,820
Nippon Steel Corp.	440,641	9,410,950
Nippon Telegraph & Telephone Corp.	655,371	19,997,976
Nippon Yusen K.K.	265,700	6,280,853
Nissan Chemical Corp.	68,666	3,051,657
Nissan Motor Co., Ltd.	1,267,296	4,621,112
Nisshin Seifun Group, Inc.	107,800	1,306,692
Nissin Foods Holdings Co., Ltd.	34,000	3,278,008
Nitori Holdings Co., Ltd.	43,900	5,590,042
Nitto Denko Corp.	77,100	4,984,377
Nomura Holdings, Inc.	1,595,600	5,720,067
Nomura Real Estate Holdings, Inc.	66,600	1,659,607
Nomura Real Estate Master Fund, Inc.	2,317	2,711,135
Nomura Research Institute Ltd.	216,600	5,449,558
NTT Data Corp.	342,300	4,649,510
Obayashi Corp.	351,300	2,928,707
Obic Co., Ltd.	38,000	5,854,855
Odakyu Electric Railway Co., Ltd.	160,400	2,240,518
Oji Holdings Corp.	443,200	1,741,642
Olympus Corp.	667,000	11,676,779
Omron Corp.	101,800	5,971,498
Ono Pharmaceutical Co., Ltd.	196,600	3,958,559
Open House Group Co., Ltd.	42,300	1,690,847
Oracle Corp. Japan	20,900	1,499,968
Oriental Land Co., Ltd.	548,100	19,396,808
ORIX Corp.	657,700	11,189,135
Osaka Gas Co., Ltd.	206,800	3,420,719
Otsuka Corp.	63,200	2,300,419
Otsuka Holdings Co., Ltd.	214,100	7,283,844
Pan Pacific International Holdings Corp.	209,400	3,913,044
Panasonic Holdings Corp.	1,208,912	11,386,473
Persol Holdings Co., Ltd.	96,600	1,991,835
Rakuten Group, Inc.	481,420	2,401,299
Recruit Holdings Co., Ltd.	791,100	22,193,191
Renesas Electronics Corp. *	643,600	8,387,684
See financial notes
138Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Resona Holdings, Inc.	1,196,185	5,961,739
Ricoh Co., Ltd.	297,600	2,464,046
Rohm Co., Ltd.	47,700	3,591,244
SBI Holdings, Inc.	136,390	2,663,800
SCSK Corp.	85,200	1,286,333
Secom Co., Ltd.	115,600	7,402,330
Seiko Epson Corp.	152,100	2,326,177
Sekisui Chemical Co., Ltd.	204,600	2,911,959
Sekisui House Ltd.	335,769	6,902,955
Seven & i Holdings Co., Ltd.	413,303	18,729,834
SG Holdings Co., Ltd.	159,028	2,288,383
Sharp Corp.	117,800	839,561
Shimadzu Corp.	130,600	4,084,745
Shimano, Inc.	40,400	6,247,957
Shimizu Corp.	314,100	1,918,211
Shin-Etsu Chemical Co., Ltd.	1,017,200	29,026,632
Shionogi & Co., Ltd.	145,000	6,490,857
Shiseido Co., Ltd.	220,200	11,037,698
Shizuoka Financial Group, Inc.	243,000	1,831,648
SMC Corp.	31,400	15,660,587
Softbank Corp.	1,571,400	17,692,094
SoftBank Group Corp.	659,800	24,744,092
Sompo Holdings, Inc.	173,200	7,227,565
Sony Group Corp.	691,100	62,526,374
Square Enix Holdings Co., Ltd.	47,100	2,317,749
Subaru Corp.	334,600	5,461,279
SUMCO Corp.	191,200	2,633,140
Sumitomo Chemical Co., Ltd.	812,900	2,746,967
Sumitomo Corp.	619,500	11,103,209
Sumitomo Electric Industries Ltd.	393,400	5,020,672
Sumitomo Metal Mining Co., Ltd.	138,400	5,108,164
Sumitomo Mitsui Financial Group, Inc.	718,246	29,357,315
Sumitomo Mitsui Trust Holdings, Inc.	180,500	6,506,609
Sumitomo Realty & Development Co., Ltd.	171,100	3,995,054
Suntory Beverage & Food Ltd.	75,400	2,838,461
Suzuki Motor Corp.	201,500	7,025,992
Sysmex Corp.	92,000	5,917,733
T&D Holdings, Inc.	286,400	3,507,355
Taisei Corp.	98,100	3,336,470
Takeda Pharmaceutical Co., Ltd.	828,090	27,458,748
TDK Corp.	213,700	7,346,771
Terumo Corp.	352,600	10,558,882
The Chiba Bank Ltd.	291,200	1,901,544
The Kansai Electric Power Co., Inc.	387,800	4,186,187
TIS, Inc.	123,000	3,377,545
Tobu Railway Co., Ltd.	104,900	2,677,656
Toho Co., Ltd.	61,008	2,423,636
Tokio Marine Holdings, Inc.	1,005,597	20,219,557
Tokyo Electric Power Co. Holdings, Inc. *	869,690	3,118,198
Tokyo Electron Ltd.	245,200	28,076,745
Tokyo Gas Co., Ltd.	215,140	4,406,718
Tokyu Corp.	290,900	4,106,352
Toppan, Inc.	145,100	3,084,645
Toray Industries, Inc.	757,000	4,290,145
Toshiba Corp.	214,317	6,905,245
Tosoh Corp.	145,100	1,938,578
TOTO Ltd.	76,500	2,616,431
Toyota Industries Corp.	80,100	4,655,243
Toyota Motor Corp.	5,829,015	80,032,515
Toyota Tsusho Corp.	116,569	4,845,456
Trend Micro, Inc.	74,000	3,615,897
Unicharm Corp.	221,000	8,921,750
USS Co., Ltd.	121,800	2,046,725
Welcia Holdings Co., Ltd.	51,100	1,069,883
West Japan Railway Co.	119,432	5,176,392
Yakult Honsha Co., Ltd.	71,100	5,347,712
SECURITY	NUMBER OF SHARES	VALUE ($)
Yamaha Corp.	76,600	3,018,776
Yamaha Motor Co., Ltd.	161,700	4,193,081
Yamato Holdings Co., Ltd.	153,100	2,629,888
Yaskawa Electric Corp.	131,500	5,355,421
Yokogawa Electric Corp.	129,400	2,101,558
Z Holdings Corp.	1,453,100	3,980,391
ZOZO, Inc.	69,300	1,458,373
		1,818,660,662

Netherlands 4.3%
ABN AMRO Bank N.V., GDR	221,548	3,550,807
Adyen N.V. *	11,894	19,111,899
Aegon N.V.	981,624	4,478,880
AerCap Holdings N.V. *	92,127	5,192,278
Akzo Nobel N.V.	100,124	8,306,112
ASM International N.V.	25,855	9,386,643
ASML Holding N.V.	221,384	140,493,027
BNP Paribas Emissions- und Handelsgesellschaft mbH	2,039,030	25,288,636
Coca-Cola Europacific Partners plc	111,887	7,213,355
DSM-Firmenich AG *	96,364	12,610,357
EXOR N.V. *	59,315	4,881,571
Heineken Holding N.V.	62,487	5,997,575
Heineken N.V.	141,917	16,295,645
IMCD N.V.	30,555	4,599,728
JDE Peet's N.V.	53,187	1,617,547
Just Eat Takeaway.com N.V *	99,191	1,739,414
Koninklijke Ahold Delhaize N.V.	574,002	19,736,856
Koninklijke KPN N.V.	1,809,815	6,600,187
Koninklijke Philips N.V.	489,117	10,326,242
NN Group N.V.	153,559	5,726,271
OCI N.V.	58,728	1,547,502
Prosus N.V. *	440,526	32,966,123
Randstad N.V.	66,185	3,596,213
Universal Music Group N.V.	396,339	8,658,985
Wolters Kluwer N.V.	141,328	18,725,068
		378,646,921

New Zealand 0.2%
Auckland International Airport Ltd. *	706,929	3,870,687
EBOS Group Ltd.	92,037	2,525,772
Fisher & Paykel Healthcare Corp., Ltd.	313,216	5,372,563
Mercury NZ Ltd.	363,519	1,427,874
Meridian Energy Ltd.	685,260	2,320,762
Spark New Zealand Ltd.	1,036,536	3,358,533
		18,876,191

Norway 0.6%
Adevinta A.S.A. *	175,865	1,354,680
Aker BP A.S.A.	173,064	4,137,236
DNB Bank A.S.A.	507,319	8,923,781
Equinor A.S.A.	520,972	14,999,311
Gjensidige Forsikring A.S.A.	108,119	1,883,404
Kongsberg Gruppen A.S.A.	47,499	2,133,454
Mowi A.S.A.	225,251	4,297,628
Norsk Hydro A.S.A.	739,772	5,444,027
Orkla A.S.A.	417,527	3,001,092
Salmar A.S.A.	36,572	1,624,839
Telenor A.S.A.	382,793	4,776,545
Yara International A.S.A.	91,110	3,668,893
		56,244,890

See financial notes
Schwab Equity Index Funds | Semiannual Report139

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Portugal 0.2%
EDP - Energias de Portugal S.A.	1,591,547	8,769,421
EDP Renovaveis S.A. *	135,956	3,021,987
Galp Energia, SGPS, S.A.	272,607	3,294,099
Jeronimo Martins, SGPS, S.A.	159,697	4,029,988
		19,115,495

Singapore 1.4%
CapitaLand Ascendas REIT	1,863,995	4,011,174
CapitaLand Ascott Trust	81,662	66,302
CapitaLand Integrated Commercial Trust	2,898,410	4,425,693
Capitaland Investment Ltd.	1,432,349	4,009,465
City Developments Ltd.	235,200	1,230,399
DBS Group Holdings Ltd.	993,393	24,546,695
Genting Singapore Ltd.	3,274,000	2,785,274
Grab Holdings Ltd., Class A *	723,345	2,104,934
Jardine Cycle & Carriage Ltd.	56,500	1,438,984
Keppel Corp., Ltd.	794,100	3,687,312
Mapletree Logistics Trust	1,829,628	2,394,377
Mapletree Pan Asia Commercial Trust	1,281,700	1,697,802
Oversea-Chinese Banking Corp., Ltd.	1,852,401	17,525,350
Sea Ltd., ADR *	198,625	15,129,266
Sembcorp Marine Ltd. *	25,452,825	2,373,798
Singapore Airlines Ltd.	741,050	3,259,350
Singapore Exchange Ltd.	467,400	3,363,702
Singapore Technologies Engineering Ltd.	845,949	2,302,947
Singapore Telecommunications Ltd.	4,539,037	8,698,388
United Overseas Bank Ltd.	655,033	13,911,560
UOL Group Ltd.	244,072	1,273,293
Venture Corp., Ltd.	149,300	1,907,421
Wilmar International Ltd.	1,068,234	3,155,259
		125,298,745

Spain 2.6%
Acciona S.A.	13,284	2,461,377
ACS, Actividades de Construccion y Servicios S.A.	119,970	4,124,855
Aena SME S.A. *	40,973	6,900,545
Amadeus IT Group S.A. *	247,289	17,380,708
Banco Bilbao Vizcaya Argentaria S.A.	3,303,902	24,187,813
Banco Santander S.A. (a)	9,190,565	32,287,161
CaixaBank S.A.	2,443,296	9,044,120
Cellnex Telecom S.A. *	308,677	12,996,535
Corp. ACCIONA Energias Renovables S.A. *	35,430	1,272,189
Enagas S.A.	138,842	2,779,712
Endesa S.A.	171,029	3,836,645
Ferrovial S.A.	267,881	8,398,982
Grifols S.A. *	161,242	1,659,762
Iberdrola S.A.	3,366,263	43,620,368
Industria de Diseno Textil S.A.	598,472	20,573,530
Naturgy Energy Group S.A.	79,706	2,481,749
Red Electrica Corp. S.A.	225,900	4,107,164
Repsol S.A.	757,515	11,127,669
Telefonica S.A.	2,845,060	12,922,800
		222,163,684

Sweden 3.4%
Alfa Laval AB	158,699	5,822,242
Assa Abloy AB, B Shares	552,282	13,158,671
Atlas Copco AB, A Shares	1,467,760	21,229,860
Atlas Copco AB, B Shares	857,361	10,997,199
SECURITY	NUMBER OF SHARES	VALUE ($)
Boliden AB	150,198	5,367,607
Electrolux AB, B Shares	116,632	1,759,404
Embracer Group AB *	350,885	1,831,849
Epiroc AB, A Shares	365,426	7,320,605
Epiroc AB, B Shares	211,771	3,646,302
EQT AB	196,650	4,235,478
Essity AB, B Shares	336,048	10,184,024
Evolution AB	100,031	13,364,985
Fastighets AB Balder, B Shares *	351,616	1,637,059
Getinge AB, B Shares	124,757	3,166,441
H & M Hennes & Mauritz AB, B Shares	400,832	5,876,510
Hexagon AB, B Shares	1,065,703	12,201,986
Holmen AB, B Shares	51,070	1,931,967
Husqvarna AB, B Shares	233,228	2,013,044
Industrivarden AB, A Shares	76,780	2,196,917
Industrivarden AB, C Shares	84,874	2,423,707
Indutrade AB	148,335	3,561,805
Investment AB Latour, B Shares	81,680	1,768,510
Investor AB, A Shares	266,924	5,853,065
Investor AB, B Shares	1,000,527	21,494,454
Kinnevik AB, B Shares *	132,359	2,174,388
L E Lundbergfortagen AB, B Shares	40,960	1,965,306
Lifco AB, B Shares	126,654	2,888,280
Nibe Industrier AB, B Shares	837,290	9,375,030
Nordea Bank Abp	1,813,797	20,149,954
Sagax AB, Class B	103,512	2,539,021
Sandvik AB	586,012	11,936,954
Securitas AB, B Shares	275,103	2,465,828
Skandinaviska Enskilda Banken AB, A Shares	882,829	10,038,451
Skanska AB, B Shares	191,665	3,134,961
SKF AB, B Shares	209,900	3,801,638
Svenska Cellulosa AB, S.C.A., B Shares	332,472	4,561,421
Svenska Handelsbanken AB, A Shares	796,671	7,042,401
Swedbank AB, A Shares	499,385	8,677,528
Swedish Orphan Biovitrum AB *	93,463	2,274,467
Tele2 AB, B Shares	315,686	3,354,530
Telefonaktiebolaget LM Ericsson, B Shares	1,596,851	8,791,770
Telia Co. AB	1,449,710	4,036,239
Volvo AB, A Shares	115,008	2,435,427
Volvo AB, B Shares	821,595	16,892,569
Volvo Car AB, B Shares *(a)	326,620	1,348,200
		292,928,054

Switzerland 10.1%
ABB Ltd.	860,409	31,038,062
Adecco Group AG	88,144	3,031,850
Alcon, Inc.	274,410	19,981,525
Bachem Holding AG, Class B	17,560	1,918,254
Baloise Holding AG	24,657	4,127,413
Banque Cantonale Vaudoise	16,752	1,762,719
Barry Callebaut AG	1,947	4,157,019
BKW AG	12,091	2,070,544
Chocoladefabriken Lindt & Spruengli AG	59	7,272,449
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	577	7,124,289
Cie Financiere Richemont S.A., Class A	286,695	47,390,910
Clariant AG *	117,758	1,964,228
Credit Suisse Group AG	1,964,027	1,767,321
EMS-Chemie Holding AG	3,806	3,125,873
Geberit AG	19,519	11,117,279
Givaudan S.A.	5,065	17,717,204
Holcim AG *	304,105	20,093,045
See financial notes
140Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Julius Baer Group Ltd.	118,766	8,510,318
Kuehne & Nagel International AG (a)	29,862	8,846,794
Logitech International S.A.	94,800	5,609,996
Lonza Group AG	40,792	25,439,526
Nestle S.A.	1,508,572	193,534,039
Novartis AG	1,186,930	121,415,663
Partners Group Holding AG	12,482	12,116,687
Roche Holding AG	385,635	120,757,800
Roche Holding AG, Bearer Shares	14,603	4,941,676
Schindler Holding AG	13,592	2,903,561
Schindler Holding AG, Participation Certificates	21,884	4,890,453
SGS S.A.	87,550	7,922,866
SIG Group AG *	170,705	4,569,028
Sika AG	80,118	22,130,427
Sonova Holding AG	28,677	9,094,226
Straumann Holding AG	61,556	9,261,135
Swiss Life Holding AG *	16,811	11,096,212
Swiss Prime Site AG	41,293	3,737,827
Swiss Re AG	165,469	16,663,375
Swisscom AG	14,195	9,745,583
Temenos AG	34,062	2,869,166
The Swatch Group AG	29,050	1,832,702
The Swatch Group AG, Bearer Shares	15,840	5,434,108
UBS Group AG	1,831,843	37,282,705
VAT Group AG	14,705	5,187,769
Zurich Insurance Group AG	82,722	40,116,216
		881,569,842

United Kingdom 15.0%
3i Group plc	530,198	11,796,395
abrdn plc	1,139,901	3,054,625
Admiral Group plc	99,260	2,884,905
Anglo American plc	697,030	21,478,398
Antofagasta plc	215,420	3,962,219
Ashtead Group plc	240,837	13,885,727
Associated British Foods plc	196,828	4,849,561
AstraZeneca plc	849,996	125,087,905
Auto Trader Group plc	517,432	4,137,889
Aviva plc	1,534,949	8,172,592
BAE Systems plc	1,689,950	21,529,931
Barclays plc	8,693,244	17,511,768
Barratt Developments plc	547,631	3,445,372
Berkeley Group Holdings plc	60,498	3,385,600
BP plc	9,941,174	66,695,281
British American Tobacco plc	1,165,754	43,069,708
BT Group plc	3,826,903	7,643,442
Bunzl plc	187,322	7,456,742
Burberry Group plc	211,550	6,905,412
Coca-Cola HBC AG *	111,483	3,403,207
Compass Group plc	961,141	25,355,823
Croda International plc	76,007	6,677,931
DCC plc	54,190	3,371,536
Diageo plc	1,247,699	56,915,147
Entain plc	320,875	5,846,747
Experian plc	504,644	17,866,859
Glencore plc	5,657,365	33,393,358
GSK plc	2,230,002	40,213,998
Haleon plc	2,772,032	12,187,788
Halma plc	209,493	6,092,766
Hargreaves Lansdown plc	203,101	2,056,245
Hikma Pharmaceuticals plc	90,297	2,091,348
HSBC Holdings plc	10,954,807	78,955,087
Imperial Brands plc	490,211	12,134,724
Informa plc	780,889	7,099,121
InterContinental Hotels Group plc	96,399	6,628,077
Intertek Group plc	86,486	4,524,447
SECURITY	NUMBER OF SHARES	VALUE ($)
J Sainsbury plc	999,391	3,472,889
J.D. Sports Fashion plc	1,410,707	2,863,123
Johnson Matthey plc	102,778	2,538,995
Kingfisher plc	1,082,704	3,509,148
Land Securities Group plc	379,918	3,223,919
Legal & General Group plc	3,275,941	9,665,735
Lloyds Banking Group plc	36,882,431	22,406,838
London Stock Exchange Group plc	207,205	21,755,131
M&G plc	1,241,568	3,208,877
Mondi plc	268,051	4,271,481
National Grid plc	2,002,213	28,707,580
NatWest Group plc	2,916,687	9,607,850
Next plc	70,546	5,985,600
NMC Health plc *(b)	48,950	0
Ocado Group plc *	317,898	2,023,215
Pearson plc	353,440	3,932,296
Persimmon plc	172,665	2,857,554
Phoenix Group Holdings plc	410,474	3,058,258
Prudential plc	1,505,807	23,040,403
Reckitt Benckiser Group plc	393,465	31,795,817
RELX plc	1,052,133	35,055,694
Rentokil Initial plc	1,389,402	11,061,384
Rio Tinto plc	617,466	39,253,772
Rolls-Royce Holdings plc *	4,569,177	8,753,033
Schroders plc	495,249	3,033,354
Segro plc	659,846	6,946,809
Severn Trent plc	138,902	5,116,259
Shell plc	3,870,749	118,940,946
Smith & Nephew plc	479,725	7,900,957
Smiths Group plc	196,432	4,153,486
Spirax-Sarco Engineering plc	40,577	5,670,231
SSE plc	593,436	13,692,443
St. James's Place plc	295,463	4,493,432
Standard Chartered plc	1,354,630	10,732,912
Taylor Wimpey plc	1,928,750	3,112,744
Tesco plc	4,070,499	14,391,055
The British Land Co., plc	473,989	2,388,071
The Sage Group plc	555,352	5,727,307
Unilever plc	1,390,672	77,435,579
United Utilities Group plc	377,088	5,122,539
Vodafone Group plc	14,261,888	17,130,314
Whitbread plc	109,325	4,474,895
WPP plc	584,979	6,817,590
		1,301,097,196
Total Common Stocks (Cost $6,493,131,662)		8,570,300,530

PREFERRED STOCKS 0.5% OF NET ASSETS

Germany 0.5%
Bayerische Motoren Werke AG	33,089	3,517,187
Dr Ing hc F Porsche AG *	63,193	7,912,959
Henkel AG & Co. KGaA	97,918	7,916,526
Porsche Automobil Holding SE	83,766	4,665,535
Sartorius AG	13,233	5,143,525
Volkswagen AG	101,542	13,865,535
		43,021,267
Total Preferred Stocks (Cost $40,178,344)		43,021,267
See financial notes
Schwab Equity Index Funds | Semiannual Report141

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% (c)(d)	39,710,223	39,710,223
Total Short-Term Investments (Cost $39,710,223)		39,710,223
Total Investments in Securities (Cost $6,573,020,229)		8,653,032,020

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/16/23	720	77,385,600	497,257

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $36,891,342.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$4,659,841,242	$—	$4,659,841,242
Hong Kong	1,455,598	229,766,324	—	231,221,922
Israel	17,761,256	37,772,586	—	55,533,842
Japan	—	1,813,037,187	5,623,475	1,818,660,662
Netherlands	26,633,537	352,013,384	—	378,646,921
Singapore	17,234,200	108,064,545	—	125,298,745
United Kingdom	—	1,301,097,196	0 *	1,301,097,196
Preferred Stocks[1]	—	43,021,267	—	43,021,267
Short-Term Investments[1]	39,710,223	—	—	39,710,223
Futures Contracts[2]	497,257	—	—	497,257
Total	$103,292,071	$8,544,613,731	$5,623,475	$8,653,529,277

*	Level 3 amount shown includes securities determined to have no value at April 30, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
142Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $6,573,020,229) including securities on loan of $36,891,342		$8,653,032,020
Cash		55,724,478
Foreign currency, at value (cost $6,966,461)		6,952,238
Deposit with broker for futures contracts		2,870,071
Receivables:
Dividends		35,146,872
Foreign tax reclaims		25,581,715
Fund shares sold		9,856,743
Income from securities on loan	+	90,575
Total assets		8,789,254,712

Liabilities
Collateral held for securities on loan		39,710,223
Payables:
Investments bought		39,522,638
Fund shares redeemed		7,173,216
Investment adviser fees		396,334
Variation margin on futures contracts	+	131,957
Total liabilities		86,934,368
Net assets		$8,702,320,344

Net Assets by Source
Capital received from investors		$7,282,065,748
Total distributable earnings	+	1,420,254,596
Net assets		$8,702,320,344

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,702,320,344		394,893,818		$22.04

See financial notes
Schwab Equity Index Funds | Semiannual Report143

Schwab International Index Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $15,639,535)		$127,757,600
Securities on loan, net	+	329,419
Total investment income		128,087,019

Expenses
Investment adviser fees		2,434,301
Professional fees	+	1,994 [1]
Total expenses		2,436,295
Expense reduction	–	1,994 [1]
Net expenses	–	2,434,301
Net investment income		125,652,718

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(116,298,966)
Net realized gains on futures contracts		10,056,426
Net realized gains on foreign currency transactions	+	1,027,478
Net realized losses		(105,215,062)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		1,716,111,884
Net change in unrealized appreciation (depreciation) on futures contracts		13,756
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	2,294,818
Net change in unrealized appreciation (depreciation)	+	1,718,420,458
Net realized and unrealized gains		1,613,205,396
Increase in net assets resulting from operations		$1,738,858,114

[1]
Professional fees associated with the filing of tax claims in the European Union deemed to be non-contingent and non-routine expenses of the fund (see financial notes 2(d)
and 4 for additional information).

See financial notes
144Schwab Equity Index Funds | Semiannual Report

Schwab International Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$125,652,718	$252,527,401
Net realized losses		(105,215,062)	(192,317,997)
Net change in unrealized appreciation (depreciation)	+	1,718,420,458	(2,185,003,271)
Increase (decrease) in net assets resulting from operations		$1,738,858,114	($2,124,793,867 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($210,690,877 )	($287,643,160 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		45,509,196	$945,301,438	98,990,068	$2,090,708,813
Shares reinvested		7,715,248	151,373,159	8,669,015	198,780,492
Shares redeemed	+	(50,614,316)	(1,049,589,871)	(74,590,851)	(1,531,205,969)
Net transactions in fund shares		2,610,128	$47,084,726	33,068,232	$758,283,336

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		392,283,690	$7,127,068,381	359,215,458	$8,781,222,072
Total increase (decrease)	+	2,610,128	1,575,251,963	33,068,232	(1,654,153,691)
End of period		394,893,818	$8,702,320,344	392,283,690	$7,127,068,381
See financial notes
Schwab Equity Index Funds | Semiannual Report145

Schwab Equity Index Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the trusts) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2065 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab International Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab International Opportunities Fund	Schwab Target 2010 Index Fund
Schwab Balanced Fund	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Health Care Fund	Schwab Target 2040 Index Fund
Schwab International Core Equity Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab Target 2065 Index Fund
Schwab Target 2030 Fund	Schwab Monthly Income Fund – Target Payout
Schwab Target 2035 Fund	Schwab Monthly Income Fund – Flexible Payout
Schwab Target 2040 Fund	Schwab Monthly Income Fund – Income Payout

SCHWAB INVESTMENTS (ORGANIZED OCTOBER 26, 1990)
Schwab 1000 Index Fund	Schwab Tax-Free Bond Fund
Schwab Treasury Inflation Protected Securities Index Fund	Schwab California Tax-Free Bond Fund
Schwab U.S. Aggregate Bond Index Fund	Schwab Opportunistic Municipal Bond Fund
Schwab Short-Term Bond Index Fund	Schwab Global Real Estate Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
146Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The funds may invest in certain mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2023 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trusts’ Securities Lending Program, a fund (lender), may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from
148Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of April 30, 2023, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, Schwab U.S. Mid-Cap Index Fund and Schwab International Index Fund had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of April 30, 2023, if any, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Cash Investments: The funds may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced new measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The Schwab International Index Fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities in each fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in each fund’s Statement of Operations, if any. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab International Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees are non-contingent and non-routine fees which are subject to repayment to the investment adviser (see financial note 4 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the Schwab International Index Fund will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended April 30, 2023, the Schwab International Index Fund did not incur any compliance fees.
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between the investment adviser and each trust, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations. Foreign taxes accrued as of April 30, 2023, if any, are reflected in each fund’s Statement of Assets and Liabilities.
150Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectuses, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in an index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for a fund.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Sampling Index Tracking Risk. To the extent a fund uses sampling techniques, a fund will not fully replicate its index and may hold securities not included in the index. As a result, a fund will be subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Concentration Risk. To the extent that a fund’s or its respective index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Value Investing Risk. Certain funds emphasize a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary Receipts, Global Depositary Receipts (GDRs) and European Depositary Receipts, which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Derivatives Risk. A fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are futures and options on futures. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. A fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
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Financial Notes, unaudited (continued)

 4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Advisory Agreement between the investment adviser and each trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB S&P 500 INDEX FUND	SCHWAB 1000 INDEX FUND	SCHWAB SMALL-CAP INDEX FUND	SCHWAB TOTAL STOCK MARKET INDEX FUND	SCHWAB U.S. LARGE-CAP GROWTH INDEX FUND	SCHWAB U.S. LARGE-CAP VALUE INDEX FUND	SCHWAB U.S. MID-CAP INDEX FUND	SCHWAB INTERNATIONAL INDEX FUND
0.02%	0.05%	0.04%	0.03%	0.035%	0.035%	0.04%	0.06%
Investments from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of April 30, 2023, as applicable:
UNDERLYING FUNDS
	SCHWAB S&P 500 INDEX FUND	SCHWAB SMALL-CAP INDEX FUND	SCHWAB U.S. LARGE-CAP GROWTH INDEX FUND	SCHWAB U.S. MID-CAP INDEX FUND	SCHWAB INTERNATIONAL INDEX FUND
Schwab MarketTrack All Equity Portfolio	0.4%	1.5%	3.5%	— %	1.2%
Schwab MarketTrack Balanced Portfolio	0.2%	0.7%	1.5%	— %	0.4%
Schwab MarketTrack Conservative Portfolio	0.0%*	0.2%	0.4%	— %	0.1%
Schwab MarketTrack Growth Portfolio	0.4%	1.5%	2.6%	— %	0.9%
Schwab Target 2010 Fund	0.0%*	— %	— %	0.1%	— %
Schwab Target 2015 Fund	0.0%*	— %	— %	0.1%	— %
Schwab Target 2020 Fund	0.1%	— %	— %	0.5%	— %
Schwab Target 2025 Fund	0.1%	— %	— %	0.5%	— %
Schwab Target 2030 Fund	0.3%	— %	— %	1.2%	— %
Schwab Target 2035 Fund	0.1%	— %	— %	0.8%	— %
Schwab Target 2040 Fund	0.3%	— %	— %	1.6%	— %
Schwab Target 2045 Fund	0.1%	— %	— %	0.4%	— %
Schwab Target 2050 Fund	0.1%	— %	— %	0.4%	— %
Schwab Target 2055 Fund	0.0%*	— %	— %	0.3%	— %
Schwab Target 2060 Fund	0.0%*	— %	— %	0.1%	— %
Schwab Target 2065 Fund	0.0%*	— %	— %	0.0%*	— %

*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine fees. The investment adviser agreed to pay these professional fees, on behalf of the Schwab International Index Fund, subject to reimbursement by the fund to the extent the fund is able to successfully recover taxes withheld in the future.
For the period ended April 30, 2023, the professional fees incurred by the Schwab International Index Fund and paid by the investment adviser were $1,994, as shown as Professional fees in the fund’s Statement of Operations.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
For the period ended April 30, 2023, the Schwab International Index Fund recovered previously withheld foreign taxes from Sweden. The payments received by Schwab International Index Fund amounted to $489,800 and is recorded as Dividends received from securities — unaffiliated in the Statement of Operations. The investment adviser paid upfront professional fees associated with recovering these foreign taxes in the amount of $19,449, which has been reimbursed to the investment adviser by the Schwab International Index Fund and is recorded as Dividends received from securities — unaffiliated in the fund’s Statement of Operations.
As of April 30, 2023, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the Schwab International Index Fund to the investment adviser was $0.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers.  For the period ended April 30, 2023, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab S&P 500 Index Fund	$95,138,550	$83,684,662	($61,587,991)
Schwab 1000 Index Fund	20,566,500	11,793,978	(3,233,553)
Schwab Small-Cap Index Fund	5,342,788	13,154,619	(4,574,035)
Schwab Total Stock Market Index Fund	47,411,545	25,358,108	(25,179,971)
Schwab U.S. Large-Cap Growth Index Fund	7,162,346	1,309,367	(467,971)
Schwab U.S. Large-Cap Value Index Fund	1,818,771	1,005,398	(273,878)
Schwab U.S. Mid-Cap Index Fund	3,916,034	1,173,674	(698,687)
Schwab International Index Fund	—	50,401,604	(17,353,424)

Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The funds do not pay any interested or non-interested (independent trustees) trustees. The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
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Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
The funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The value and variation margin for futures contracts held at April 30, 2023, if any, are presented in the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and net change in unrealized appreciation (depreciation) on futures contracts are presented in the Statement of Operations, if any. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended April 30, 2023, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab S&P 500 Index Fund	$286,004,709	1,422
Schwab 1000 Index Fund	49,182,617	244
Schwab Small-Cap Index Fund	28,393,415	307
Schwab Total Stock Market Index Fund	67,349,091	394
Schwab U.S. Large-Cap Growth Index Fund	5,171,443	37
Schwab U.S. Large-Cap Value Index Fund	2,628,980	31
Schwab U.S. Mid-Cap Index Fund	5,218,187	21
Schwab International Index Fund	49,595,352	489

8. Purchases and Sales of Investment Securities:
For the period ended April 30, 2023, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab S&P 500 Index Fund	$1,542,990,629	$428,098,774
Schwab 1000 Index Fund	113,634,423	114,254,610
Schwab Small-Cap Index Fund	267,698,981	122,469,180
Schwab Total Stock Market Index Fund	507,286,485	152,269,334
Schwab U.S. Large-Cap Growth Index Fund	138,996,488	79,535,066
Schwab U.S. Large-Cap Value Index Fund	80,144,458	121,802,038
Schwab U.S. Mid-Cap Index Fund	121,080,792	11,641,796
Schwab International Index Fund	349,722,198	420,344,100
During the period ended April 30, 2023, the following funds had transactions in connection with in-kind transactions:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab 1000 Index Fund	$—	$35,753,252
Schwab Small-Cap Index Fund	—	6,591,170
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Financial Notes, unaudited (continued)

8. Purchases and Sales of Investment Securities (continued):
For the period ended April 30, 2023, where applicable, the funds realized net capital gains or losses resulting from in-kind redemptions. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses on sales of in-kind redemptions for the period ended April 30, 2023, are disclosed in the funds’ Statements of Operations, if any.

9. Federal Income Taxes:
As of April 30, 2023, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab S&P 500 Index Fund	$31,511,882,041	$36,667,086,439	($1,497,311,668)	$35,169,774,771
Schwab 1000 Index Fund	3,322,867,486	9,600,355,173	(269,950,745)	9,330,404,428
Schwab Small-Cap Index Fund	4,655,861,201	1,493,556,593	(899,636,686)	593,919,907
Schwab Total Stock Market Index Fund	9,853,556,807	8,232,499,153	(709,787,076)	7,522,712,077
Schwab U.S. Large-Cap Growth Index Fund	880,249,647	236,010,515	(25,900,229)	210,110,286
Schwab U.S. Large-Cap Value Index Fund	547,500,823	102,811,168	(22,139,829)	80,671,339
Schwab U.S. Mid-Cap Index Fund	957,964,530	171,131,119	(96,220,832)	74,910,287
Schwab International Index Fund	6,905,800,461	2,107,343,804	(359,614,988)	1,747,728,816
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2022, the funds had capital loss carryforwards available as follows:

Schwab S&P 500 Index Fund	$91,515,940
Schwab 1000 Index Fund	90,324,047
Schwab Small-Cap Index Fund	53,188,008
Schwab Total Stock Market Index Fund	24,579,663
Schwab U.S. Large-Cap Growth Index Fund	28,197,584
Schwab U.S. Large-Cap Value Index Fund	—
Schwab U.S. Mid-Cap Index Fund	—
Schwab International Index Fund	344,623,023
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2023. The tax-basis components of distributions paid during the fiscal year ended October 31, 2022 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab S&P 500 Index Fund	$827,352,159	$65,457,539
Schwab 1000 Index Fund	170,064,667	79,902,182
Schwab Small-Cap Index Fund	131,927,919	399,701,902
Schwab Total Stock Market Index Fund	225,603,990	45,585,913
Schwab U.S. Large-Cap Growth Index Fund	6,371,109	9,905,946
Schwab U.S. Large-Cap Value Index Fund	17,495,710	10,244,421
Schwab U.S. Mid-Cap Index Fund	11,729,695	14,728,113
Schwab International Index Fund	287,643,160	—
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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of October 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended October 31, 2022, the funds did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust and Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None
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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Vice President
(Mar. 2022 – present) and Director (Oct. 2015 – Mar. 2022), Charles Schwab Investment
Management, Inc.

160Schwab Equity Index Funds | Semiannual Report

Schwab Equity Index Funds
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President
and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles
Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer
(May 2001 – Apr. 2018), ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles
Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice
President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President
(Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President
(Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant
Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
Schwab Equity Index Funds | Semiannual Report161

Schwab Equity Index Funds
Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones U.S. Total Stock Market Index An index which includes all U.S. equity issues with readily available prices. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net) A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Growth Index An index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Index An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 1000 Value Index An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.
Russell 2000 Index An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell Midcap Index  An index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
Schwab 1000 Index A float-adjusted market capitalization weighted index developed by Charles Schwab & Co., Inc. that represents the performance of the largest 1,000 publicly traded companies in the United States. As a result of corporate actions, the index may be comprised of more or less than 1,000 securities.
stock A share of ownership, or equity, in the issuing company.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
162Schwab Equity Index Funds | Semiannual Report

Notes

Schwab Equity Index Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2023 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13562-27
00286320

Semiannual Report | April 30, 2023
Schwab Active Equity Funds

Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund

Schwab Active Equity Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.
1Schwab Active Equity Funds | Semiannual Report

Schwab Active Equity Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Return for the 6 Months Ended April 30, 2023
Schwab Core Equity Fund (Ticker Symbol: SWANX)	10.23%
S&P 500® Index	8.63%
Fund Category: Morningstar Large Blend[1]	7.23%
Performance Details	pages 5-6

Schwab Dividend Equity Fund[2] (Ticker Symbol: SWDSX)	3.41%
Russell 1000® Value Index	4.54%
Fund Category: Morningstar Large Value[1]	3.89%
Performance Details	pages 7-8

Schwab Large-Cap Growth Fund (Ticker Symbol: SWLSX)	13.09%
Russell 1000® Growth Index	11.51%
Fund Category: Morningstar Large Growth[1]	9.82%
Performance Details	pages 9-10

Schwab Small-Cap Equity Fund (Ticker Symbol: SWSCX)	-2.41%
Russell 2000® Index	-3.45%
Fund Category: Morningstar Small Blend[1]	-0.76%
Performance Details	pages 11-12

Schwab Health Care Fund[2] (Ticker Symbol: SWHFX)	2.70%
Dow Jones Global Health Care Index	6.47%
Fund Category: Morningstar Health[1]	2.60%
Performance Details	pages 13-14

Schwab International Core Equity Fund[2] (Ticker Symbol: SICNX)	22.43%
MSCI EAFE® Index (Net)[3]	24.19%
Fund Category: Morningstar Foreign Large Blend[1]	22.02%
Performance Details	pages 15-16
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
1
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab Active Equity Funds | Semiannual Report2

Schwab Active Equity Funds
Fund Management

Bill McMahon, CFA, Managing Director and Chief Investment Officer of Active Equity Strategies for Schwab
Asset Management, is responsible for investment management, research, and portfolio construction for
Schwab Asset Management’s active equity strategies and solutions. He is responsible for the day-to-day co-management of the Schwab Large-Cap Growth Fund, Schwab Core Equity Fund, and Schwab Dividend
Equity Fund. Mr. McMahon has more than 20 years of experience in the financial services industry. Prior to his current role, Mr. McMahon was an SVP in Charles Schwab Investment Advisory, Inc. (CSIA), serving as CIO and as a member of the portfolio management team for the ThomasPartners Strategies. Mr. McMahon co-founded
ThomasPartners, Inc. in 2001 and served as partner of the firm until its acquisition by the Charles Schwab
Corporation in 2012 and subsequent merger with CSIA in 2018. Mr. McMahon began his career at State Street
Corporation, with the latter half of his tenure with State Street Global Advisors.

Iain Clayton, CFA, FRM, Senior Portfolio Manager and Head of Quantitative Portfolio Management for Schwab
Asset Management, is responsible for the day-to-day co-management of the Schwab Core Equity Fund,
Schwab International Core Equity Fund, Schwab Small-Cap Equity Fund, and Schwab Health Care Fund. Prior
to joining Schwab in 2013, Mr. Clayton spent more than five years at SSI Investment Management where he was a portfolio manager and the director of quantitative research. In these roles, Mr. Clayton co-managed multiple investment strategies and developed quantitative models and valuation approaches. From 2004 to
2008, he worked as a portfolio manager and director at RCM Capital Management (now known as Allianz
Global Investors) and helped manage various equity portfolios and developed fundamental-based stock selection models. Prior to that, he was a vice president at Eureka Investment Advisors for almost three years and also served as a senior quantitative analyst and assistant portfolio manager. He has also worked as a quantitative research analyst at RCM Capital Management.

Brian Hillburn, CFA, Senior Portfolio Manager and the Director of Fundamental Research for Schwab Asset
Management, is responsible for the day-to-day co-management of the Schwab Core Equity Fund. Mr. Hillburn also provides fundamental equity research coverage for the ThomasPartners Strategies and the Schwab
Active Equity Funds. Previously, Mr. Hillburn was a senior equity research analyst for the ThomasPartners
Strategies at Schwab Asset Management. Prior to joining the ThomasPartners Strategies, Mr. Hillburn was an equity analyst at Rockland Trust, and earlier positions include equity research analysis roles on mutual fund teams at Wells Capital and Morgan Stanley Investment Management.

Wei Li, Ph.D., CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab International Core Equity Fund, Schwab Dividend Equity Fund, Schwab
Small-Cap Equity Fund, and Schwab Health Care Fund. Prior to joining Schwab in 2012, Ms. Li spent more than 10 years at Barclays Global Investors (now known as BlackRock), where she held a number of positions.
From 2001 to 2009, she worked in various roles in the global advanced active group, including portfolio management and quantitative research for both U.S. and international equity markets. After 2009, she worked in the defined contribution research and product development area for almost two years.

Gretchen Novak, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab Large-Cap Growth Fund. Ms. Novak also provides fundamental equity research coverage of certain industry sectors for the ThomasPartners Strategies and the Schwab Active
Equity Funds. Previously, Ms. Novak was a director and senior equity research analyst for the ThomasPartners
Strategies at Schwab Asset Management. Prior to joining the ThomasPartners Strategies, Ms. Novak was a senior portfolio manager at Mazama Capital Management, Inc., where she oversaw the equity research and portfolio management of the firm’s consumer discretionary and staples sectors. Prior to Mazama Capital, Ms.
Novak was an equity analyst at Cramer Rosenthal McGlynn, LLC.

Jim Serhant, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab Dividend Equity Fund and the ThomasPartners Balanced Strategies. Mr.
Serhant also provides fundamental equity research coverage of certain industry sectors for the
ThomasPartners Strategies and the Schwab Active Equity Funds. Prior to joining Schwab in 2016, Mr. Serhant was an executive vice president at Hartford Investment Management where he was the head of high yield and a senior portfolio manager, overseeing the credit research and portfolio management of the firm’s high yield strategies. Previously, he was a fixed income analyst at Delaware Investments and JP Morgan.

3Schwab Active Equity Funds | Semiannual Report

Schwab Active Equity Funds
Fund Management (continued)

Holly Emerson, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab Large-Cap Growth Fund and Schwab Small-Cap Equity Fund.
Prior to joining Schwab in 2014, Ms. Emerson spent nearly 10 years at Algert Coldiron Investors LLC (now known as Algert Global), a quantitative market-neutral hedge fund manager. She held a number of positions at
Algert, including assistant portfolio manager and director of operations. In her various roles, she acted as the lead portfolio manager for the Canadian fund, conducted macroeconomic research, and managed relationships with prime brokerage investment banks.

Schwab Active Equity Funds | Semiannual Report4

Schwab Core Equity Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Core Equity Fund (7/1/96)	10.23%	3.42%	8.88%	10.54%
S&P 500® Index	8.63%	2.66%	11.45%	12.20%
Fund Category: Morningstar Large Blend[2]	7.23%	1.80%	9.94%	10.81%
Fund Expense Ratio[3]: 0.73%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
5Schwab Active Equity Funds | Semiannual Report

Schwab Core Equity Fund
Performance and Fund Facts as of April 30, 2023

Statistics
Number of Holdings	53
Weighted Average Market Cap (millions)	$652,093
Price/Earnings Ratio (P/E)	21.2
Price/Book Ratio (P/B)	3.9
Portfolio Turnover Rate	7% [1]
Sector Weightings % of Investments2

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
Schwab Active Equity Funds | Semiannual Report6

Schwab Dividend Equity Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Dividend Equity Fund (9/2/03)	3.41%	2.40%	5.55%	7.39%
Russell 1000® Value Index	4.54%	1.21%	7.75%	9.13%
Dividend Equity Spliced Index	4.54%	1.21%	7.75%	9.47%
S&P 500® Index	8.63%	2.66%	11.45%	12.20%
Fund Category: Morningstar Large Value[3]	3.89%	1.38%	7.89%	9.02%
Fund Expense Ratios[4]: Net 0.89%; Gross 0.90%

Yields1
30-Day SEC Yield	2.19%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
7Schwab Active Equity Funds | Semiannual Report

Schwab Dividend Equity Fund
Performance and Fund Facts as of April 30, 2023

Statistics
Number of Holdings	53
Weighted Average Market Cap (millions)	$288,847
Price/Earnings Ratio (P/E)	17.0
Price/Book Ratio (P/B)	3.0
Portfolio Turnover Rate	4% [1]
Sector Weightings % of Investments2

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
Schwab Active Equity Funds | Semiannual Report8

Schwab Large-Cap Growth Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Large-Cap Growth Fund (10/3/05)	13.09%	3.49%	11.13%	12.31%
Russell 1000® Growth Index	11.51%	2.34%	13.80%	14.46%
Fund Category: Morningstar Large Growth[2]	9.82%	-0.09%	10.26%	12.03%
Fund Expense Ratios[3]: Net 0.99%; Gross 1.02%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
9Schwab Active Equity Funds | Semiannual Report

Schwab Large-Cap Growth Fund
Performance and Fund Facts as of April 30, 2023

Statistics1
Number of Holdings	56
Weighted Average Market Cap (millions)	$910,616
Price/Earnings Ratio (P/E)	32.0
Price/Book Ratio (P/B)	9.7
Portfolio Turnover Rate	8% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Active Equity Funds | Semiannual Report10

Schwab Small-Cap Equity Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Equity Fund (7/1/03)	-2.41%	-1.52%	4.31%	8.24%
Russell 2000® Index	-3.45%	-3.65%	4.15%	7.88%
Fund Category: Morningstar Small Blend[2]	-0.76%	-2.08%	5.15%	8.00%
Fund Expense Ratio[3]: 1.09%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
11Schwab Active Equity Funds | Semiannual Report

Schwab Small-Cap Equity Fund
Performance and Fund Facts as of April 30, 2023

Statistics
Number of Holdings	356
Weighted Average Market Cap (millions)	$3,203
Price/Earnings Ratio (P/E)	9.6
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate	16% [1]
Sector Weightings % of Investments2

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
Schwab Active Equity Funds | Semiannual Report12

Schwab Health Care Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Health Care Fund (7/3/00)	2.70%	2.70%	9.92%	11.04%
Dow Jones Global Health Care Index	6.47%	3.79%	9.54%	10.16%
S&P 500® Index	8.63%	2.66%	11.45%	12.20%
Fund Category: Morningstar Health[3]	2.60%	4.22%	7.54%	11.07%
Fund Expense Ratio[4]: 0.80%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Since the Schwab Health Care Fund focuses its investments on companies involved in a specific sector, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
13Schwab Active Equity Funds | Semiannual Report

Schwab Health Care Fund
Performance and Fund Facts as of April 30, 2023

Statistics
Number of Holdings	88
Weighted Average Market Cap (millions)	$166,232
Price/Earnings Ratio (P/E)	21.7
Price/Book Ratio (P/B)	4.4
Portfolio Turnover Rate	21% [1]
Industry Weightings % of Investments

Top Equity Holdings % of Net Assets2

Portfolio holdings may have changed since the report date.
Source of Industry Classification: S&P and MSCI.
1
Not annualized.
2
This list is not a recommendation of any security by the investment adviser.
Schwab Active Equity Funds | Semiannual Report14

Schwab International Core Equity Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Core Equity Fund (5/30/08)	22.43%	8.48%	1.23%	4.15%
MSCI EAFE® Index (Net)[3]	24.19%	8.42%	3.63%	4.76%
Fund Category: Morningstar Foreign Large Blend[4]	22.02%	6.55%	3.09%	4.50%
Fund Expense Ratios[5]: Net 0.86%; Gross 0.89%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
5
As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
15Schwab Active Equity Funds | Semiannual Report

Schwab International Core Equity Fund
Performance and Fund Facts as of April 30, 2023

Statistics
Number of Holdings	141
Weighted Average Market Cap (millions)	$117,533
Price/Earnings Ratio (P/E)	11.0
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate	32% [1]
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets2

Top Country Weightings % of Investments3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
1
Not annualized.
2
This list is not a recommendation of any security by the investment adviser.
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
Schwab Active Equity Funds | Semiannual Report16

Schwab Active Equity Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2022 and held through April 30, 2023.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 11/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 4/30/23	EXPENSES PAID DURING PERIOD 11/1/22-4/30/23 [2]
Schwab Core Equity Fund
Actual Return	0.73%	$1,000.00	$1,102.30	$3.81
Hypothetical 5% Return	0.73%	$1,000.00	$1,021.17	$3.66
Schwab Dividend Equity Fund
Actual Return	0.89%	$1,000.00	$1,034.10	$4.49
Hypothetical 5% Return	0.89%	$1,000.00	$1,020.38	$4.46
Schwab Large-Cap Growth Fund
Actual Return	0.99%	$1,000.00	$1,130.90	$5.23
Hypothetical 5% Return	0.99%	$1,000.00	$1,019.89	$4.96
Schwab Small-Cap Equity Fund
Actual Return	1.09%	$1,000.00	$975.90	$5.34
Hypothetical 5% Return	1.09%	$1,000.00	$1,019.39	$5.46
Schwab Health Care Fund
Actual Return	0.79%	$1,000.00	$1,027.00	$3.97
Hypothetical 5% Return	0.79%	$1,000.00	$1,020.88	$3.96
Schwab International Core Equity Fund
Actual Return	0.86%	$1,000.00	$1,224.30	$4.74
Hypothetical 5% Return	0.86%	$1,000.00	$1,020.53	$4.31

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days in the period, and divided by 365 days in the fiscal year.

17Schwab Active Equity Funds | Semiannual Report

Schwab Core Equity Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$19.46	$29.22	$22.24	$21.87	$22.40	$24.36
Income (loss) from investment operations:
Net investment income (loss)[1]	0.13	0.26	0.21	0.20	0.21	0.26
Net realized and unrealized gains (losses)	1.69	(3.16)	7.90	0.82	1.99	0.41
Total from investment operations	1.82	(2.90)	8.11	1.02	2.20	0.67
Less distributions:
Distributions from net investment income	(0.27)	(0.26)	(0.20)	(0.20)	(0.27)	(0.34)
Distributions from net realized gains	(2.52)	(6.60)	(0.93)	(0.45)	(2.46)	(2.29)
Total distributions	(2.79)	(6.86)	(1.13)	(0.65)	(2.73)	(2.63)
Net asset value at end of period	$18.49	$19.46	$29.22	$22.24	$21.87	$22.40
Total return	10.23%[2]	(13.84%)	37.62%	4.65%	12.02%	2.71%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.73%[3,4]	0.73%[4]	0.73%	0.73%	0.73%	0.73%
Gross operating expenses	0.73%[3,4]	0.73%[4]	0.73%	0.73%	0.73%	0.73%
Net investment income (loss)	1.40%[3]	1.18%	0.81%	0.91%	1.01%	1.12%
Portfolio turnover rate	7%[2]	28%	86%	97%	98%	101%
Net assets, end of period (x 1,000,000)	$1,274	$1,268	$1,860	$1,957	$2,182	$2,138

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Active Equity Funds | Semiannual Report18

Schwab Core Equity Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 100.0% OF NET ASSETS

Banks 3.1%
Citizens Financial Group, Inc.	171,595	5,309,149
East West Bancorp, Inc.	311,867	16,120,405
Truist Financial Corp.	572,107	18,639,246
		40,068,800

Capital Goods 3.2%
A.O. Smith Corp.	259,182	17,699,539
General Dynamics Corp.	45,415	9,915,911
Parker-Hannifin Corp.	12,337	4,008,045
Watsco, Inc.	25,796	8,935,218
		40,558,713

Commercial & Professional Services 1.1%
Republic Services, Inc.	95,577	13,822,346

Consumer Discretionary Distribution & Retail 5.7%
Amazon.com, Inc. *	394,176	41,565,859
The Home Depot, Inc.	36,635	11,010,283
The TJX Cos., Inc.	261,519	20,612,928
		73,189,070

Consumer Durables & Apparel 1.2%
Deckers Outdoor Corp. *	18,493	8,864,435
VF Corp.	253,575	5,961,548
		14,825,983

Consumer Services 2.6%
Starbucks Corp.	295,544	33,777,724

Consumer Staples Distribution & Retail 2.7%
Costco Wholesale Corp.	26,388	13,278,969
Walmart, Inc.	137,500	20,758,375
		34,037,344

Energy 6.9%
EOG Resources, Inc.	357,784	42,744,455
Exxon Mobil Corp.	377,413	44,663,054
		87,407,509

Equity Real Estate Investment Trusts (REITs) 1.1%
American Tower Corp.	67,674	13,831,889

Financial Services 11.6%
Berkshire Hathaway, Inc., Class B *	91,198	29,963,103
CME Group, Inc.	113,889	21,157,160
SECURITY	NUMBER OF SHARES	VALUE ($)
Fidelity National Information Services, Inc.	525,275	30,844,148
PayPal Holdings, Inc. *	452,716	34,406,416
Visa, Inc., Class A	134,673	31,342,447
		147,713,274

Food, Beverage & Tobacco 5.0%
Constellation Brands, Inc., Class A	91,600	21,019,452
Diageo plc, ADR	54,716	10,149,818
The Coca-Cola Co.	518,913	33,288,269
		64,457,539

Health Care Equipment & Services 7.9%
Abbott Laboratories	186,054	20,553,385
Boston Scientific Corp. *	290,769	15,154,880
CVS Health Corp.	350,654	25,706,445
Intuitive Surgical, Inc. *	85,130	25,642,859
UnitedHealth Group, Inc.	27,797	13,678,626
		100,736,195

Household & Personal Products 1.6%
L'Oreal S.A., ADR	141,090	13,448,699
The Estee Lauder Cos., Inc., Class A	28,288	6,979,215
		20,427,914

Materials 0.7%
Linde plc	23,368	8,633,308

Media & Entertainment 8.2%
Alphabet, Inc., Class A *	649,580	69,725,917
Meta Platforms, Inc., Class A *	144,501	34,726,480
		104,452,397

Pharmaceuticals, Biotechnology & Life Sciences 10.0%
Eli Lilly & Co.	30,687	12,147,756
Johnson & Johnson	177,193	29,006,494
Pfizer, Inc.	633,044	24,619,081
Roche Holding AG, ADR	439,715	17,245,622
Thermo Fisher Scientific, Inc.	32,190	17,862,231
Zoetis, Inc.	151,573	26,643,502
		127,524,686

Semiconductors & Semiconductor Equipment 4.1%
ASML Holding N.V. NY Registry Shares	20,750	13,214,845
Broadcom, Inc.	62,750	39,312,875
		52,527,720

Software & Services 9.4%
Accenture plc, Class A	37,155	10,414,175
Adobe, Inc. *	21,000	7,928,760
See financial notes
19Schwab Active Equity Funds | Semiannual Report

Schwab Core Equity Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Microsoft Corp.	328,583	100,960,412
		119,303,347

Technology Hardware & Equipment 7.5%
Apple Inc.	561,309	95,242,911

Telecommunication Services 3.7%
AT&T, Inc.	921,690	16,286,262
Verizon Communications, Inc.	795,451	30,887,363
		47,173,625

Transportation 1.1%
United Parcel Service, Inc., Class B	76,064	13,677,068

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 1.6%
Duke Energy Corp.	209,354	20,700,923
Total Common Stocks (Cost $955,340,368)		1,274,090,285
Total Investments in Securities (Cost $955,340,368)		1,274,090,285

*	Non-income producing security.

ADR —	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,274,090,285	$—	$—	$1,274,090,285
Total	$1,274,090,285	$—	$—	$1,274,090,285

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Active Equity Funds | Semiannual Report20

Schwab Core Equity Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $955,340,368)		$1,274,090,285
Receivables:
Dividends		1,607,580
Foreign tax reclaims		510,655
Fund shares sold		1,943
Prepaid expenses	+	19,709
Total assets		1,276,230,172

Liabilities
Payables:
Fund shares redeemed		1,293,908
Due to custodian		591,617
Investment adviser and administrator fees		453,912
Shareholder service fees		213,797
Independent trustees’ fees		320
Accrued expenses	+	87,230
Total liabilities		2,640,784
Net assets		$1,273,589,388

Net Assets by Source
Capital received from investors		$893,310,303
Total distributable earnings	+	380,279,085
Net assets		$1,273,589,388

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,273,589,388		68,889,801		$18.49

See financial notes
21Schwab Active Equity Funds | Semiannual Report

Schwab Core Equity Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $130,640)		$13,224,865
Securities on loan, net	+	622
Total investment income		13,225,487

Expenses
Investment adviser and administrator fees		2,917,124
Shareholder service fees		1,485,581
Portfolio accounting fees		29,372
Shareholder reports		20,323
Professional fees		17,356
Registration fees		15,879
Custodian fees		5,753
Independent trustees’ fees		4,946
Transfer agent fees		2,520
Proxy fees[1]		2,199
Other expenses	+	15,339
Total expenses		4,516,392
Expense reduction	–	2,520
Net expenses	–	4,513,872
Net investment income		8,711,615

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		56,185,673
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	57,357,063
Net realized and unrealized gains		113,542,736
Increase in net assets resulting from operations		$122,254,351

[1]	Proxy fees are non-routine expenses (see financial note 4 for additional information).
See financial notes
Schwab Active Equity Funds | Semiannual Report22

Schwab Core Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$8,711,615	$17,731,958
Net realized gains		56,185,673	161,943,070
Net change in unrealized appreciation (depreciation)	+	57,357,063	(384,220,325)
Increase (decrease) in net assets resulting from operations		$122,254,351	($204,545,297 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($178,308,221 )	($439,343,161 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		683,079	$12,052,069	2,450,800	$60,722,098
Shares reinvested		9,184,555	159,902,917	10,780,617	251,727,418
Shares redeemed	+	(6,120,703)	(110,145,955)	(11,757,059)	(260,849,903)
Net transactions in fund shares		3,746,931	$61,809,031	1,474,358	$51,599,613

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		65,142,870	$1,267,834,227	63,668,512	$1,860,123,072
Total increase (decrease)	+	3,746,931	5,755,161	1,474,358	(592,288,845)
End of period		68,889,801	$1,273,589,388	65,142,870	$1,267,834,227
See financial notes
23Schwab Active Equity Funds | Semiannual Report

Schwab Dividend Equity Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$13.92	$16.92	$12.14	$15.07	$15.43	$17.21
Income (loss) from investment operations:
Net investment income (loss)[1]	0.15	0.29	0.31	0.28	0.23	0.22
Net realized and unrealized gains (losses)	0.33	(0.81)	4.80	(2.15)	0.93	(0.27)
Total from investment operations	0.48	(0.52)	5.11	(1.87)	1.16	(0.05)
Less distributions:
Distributions from net investment income	(0.17)	(0.29)	(0.33)	(0.26)	(0.24)	(0.30)
Distributions from net realized gains	(0.62)	(2.19)	—	(0.80)	(1.28)	(1.43)
Total distributions	(0.79)	(2.48)	(0.33)	(1.06)	(1.52)	(1.73)
Net asset value at end of period	$13.61	$13.92	$16.92	$12.14	$15.07	$15.43
Total return	3.41%[2]	(3.96%)	42.38%	(13.30%)	8.78%	(0.63%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.89%[3]	0.89%[4]	0.89%	0.89%	0.89%	0.88%
Gross operating expenses	0.89%[3]	0.90%[4]	0.90%	0.90%	0.89%	0.88%
Net investment income (loss)	2.27%[3]	1.99%	2.01%	2.16%	1.58%	1.36%
Portfolio turnover rate	4%[2]	27%	83%	70%	70%	79%
Net assets, end of period (x 1,000)	$505,542	$524,330	$670,765	$576,701	$846,955	$1,249,124

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Active Equity Funds | Semiannual Report24

Schwab Dividend Equity Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Banks 8.3%
Bank of America Corp.	300,000	8,784,000
Citizens Financial Group, Inc.	165,000	5,105,100
Huntington Bancshares, Inc.	340,000	3,808,000
JPMorgan Chase & Co.	125,000	17,280,000
Truist Financial Corp.	215,000	7,004,700
		41,981,800

Capital Goods 7.7%
General Dynamics Corp.	15,000	3,275,100
Illinois Tool Works, Inc.	18,500	4,475,890
Lockheed Martin Corp.	32,000	14,862,400
Parker-Hannifin Corp.	16,500	5,360,520
Raytheon Technologies Corp.	58,000	5,794,200
Watsco, Inc.	15,000	5,195,700
		38,963,810

Consumer Discretionary Distribution & Retail 5.4%
Genuine Parts Co.	35,000	5,890,850
The Home Depot, Inc.	35,000	10,518,900
The TJX Cos., Inc.	135,000	10,640,700
		27,050,450

Consumer Services 2.3%
McDonald’s Corp.	39,000	11,534,250

Consumer Staples Distribution & Retail 2.2%
Walmart, Inc.	75,000	11,322,750

Energy 8.5%
Chevron Corp.	100,000	16,858,000
Exxon Mobil Corp.	180,000	21,301,200
Kinder Morgan, Inc.	290,000	4,973,500
		43,132,700

Equity Real Estate Investment Trusts (REITs) 2.0%
Crown Castle, Inc.	48,750	6,000,638
Lamar Advertising Co., Class A	40,000	4,227,200
		10,227,838

Financial Services 8.3%
BlackRock, Inc.	16,500	11,074,800
Fidelity National Information Services, Inc.	136,000	7,985,920
Morgan Stanley	155,000	13,945,350
Visa, Inc., Class A	38,500	8,960,105
		41,966,175

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 8.4%
Altria Group, Inc.	120,000	5,701,200
Philip Morris International, Inc.	150,000	14,995,500
The Coca-Cola Co.	335,000	21,490,250
		42,186,950

Health Care Equipment & Services 7.7%
Abbott Laboratories	77,000	8,506,190
CVS Health Corp.	110,000	8,064,100
Medtronic plc	113,000	10,277,350
UnitedHealth Group, Inc.	24,000	11,810,160
		38,657,800

Household & Personal Products 3.1%
The Procter & Gamble Co.	100,000	15,638,000

Insurance 1.6%
The Allstate Corp.	70,000	8,103,200

Materials 0.6%
PPG Industries, Inc.	23,000	3,225,980

Media & Entertainment 2.7%
Comcast Corp., Class A	275,000	11,376,750
Omnicom Group, Inc.	26,250	2,377,462
		13,754,212

Pharmaceuticals, Biotechnology & Life Sciences 10.4%
Amgen, Inc.	30,000	7,192,200
Johnson & Johnson	103,000	16,861,100
Pfizer, Inc.	295,000	11,472,550
Roche Holding AG	40,663	12,733,218
Zoetis, Inc.	25,000	4,394,500
		52,653,568

Semiconductors & Semiconductor Equipment 2.6%
Broadcom, Inc.	21,300	13,344,450

Software & Services 6.5%
Accenture plc, Class A	36,500	10,230,585
International Business Machines Corp.	75,000	9,480,750
Microsoft Corp.	43,000	13,212,180
		32,923,515

Technology Hardware & Equipment 3.7%
Apple Inc.	30,000	5,090,400
Cisco Systems, Inc.	287,500	13,584,375
		18,674,775

See financial notes
25Schwab Active Equity Funds | Semiannual Report

Schwab Dividend Equity Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecommunication Services 3.0%
BCE, Inc.	100,000	4,807,000
Verizon Communications, Inc.	260,000	10,095,800
		14,902,800

Transportation 1.6%
United Parcel Service, Inc., Class B	46,000	8,271,260

Utilities 2.8%
Duke Energy Corp.	110,000	10,876,800
Eversource Energy	40,000	3,104,400
		13,981,200
Total Common Stocks (Cost $432,310,645)		502,497,483
Total Investments in Securities (Cost $432,310,645)		502,497,483

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$449,843,915	$—	$—	$449,843,915
Pharmaceuticals, Biotechnology & Life Sciences	39,920,350	12,733,218	—	52,653,568
Total	$489,764,265	$12,733,218	$—	$502,497,483

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Active Equity Funds | Semiannual Report26

Schwab Dividend Equity Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $432,310,645)		$502,497,483
Cash		1,836,281
Receivables:
Dividends		905,329
Fund shares sold		519,345
Foreign tax reclaims		355,207
Prepaid expenses	+	10,528
Total assets		506,124,173

Liabilities
Payables:
Investment adviser and administrator fees		238,624
Fund shares redeemed		169,383
Shareholder service fees		83,268
Independent trustees’ fees		208
Accrued expenses	+	90,368
Total liabilities		581,851
Net assets		$505,542,322

Net Assets by Source
Capital received from investors		$429,177,190
Total distributable earnings	+	76,365,132
Net assets		$505,542,322

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$505,542,322		37,145,059		$13.61

See financial notes
27Schwab Active Equity Funds | Semiannual Report

Schwab Dividend Equity Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $76,326)		$8,106,034

Expenses
Investment adviser and administrator fees		1,592,947
Shareholder service fees		605,994
Portfolio accounting fees		26,674
Professional fees		16,277
Shareholder reports		12,973
Registration fees		12,564
Independent trustees’ fees		3,894
Custodian fees		2,968
Transfer agent fees		1,934
Other expenses	+	4,729
Total expenses		2,280,954
Expense reduction	–	1,934
Net expenses	–	2,279,020
Net investment income		5,827,014

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		6,571,541
Net realized gains on foreign currency transactions	+	3,463
Net realized gains		6,575,004
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		5,032,326
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	32,238
Net change in unrealized appreciation (depreciation)	+	5,064,564
Net realized and unrealized gains		11,639,568
Increase in net assets resulting from operations		$17,466,582
See financial notes
Schwab Active Equity Funds | Semiannual Report28

Schwab Dividend Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$5,827,014	$11,931,314
Net realized gains		6,575,004	22,242,811
Net change in unrealized appreciation (depreciation)	+	5,064,564	(57,105,258)
Increase (decrease) in net assets resulting from operations		$17,466,582	($22,931,133 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($29,470,566 )	($97,765,390 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,057,349	$14,579,175	2,342,249	$34,630,897
Shares reinvested		1,695,532	23,356,391	5,269,146	79,189,907
Shares redeemed	+	(3,269,106)	(44,719,273)	(9,583,602)	(139,558,823)
Net transactions in fund shares		(516,225)	($6,783,707 )	(1,972,207)	($25,738,019 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		37,661,284	$524,330,013	39,633,491	$670,764,555
Total decrease	+	(516,225)	(18,787,691)	(1,972,207)	(146,434,542)
End of period		37,145,059	$505,542,322	37,661,284	$524,330,013
See financial notes
29Schwab Active Equity Funds | Semiannual Report

Schwab Large-Cap Growth Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$20.80	$28.96	$20.85	$18.07	$18.04	$18.65
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	(0.01)	(0.06)	0.00 [2]	0.06	0.06
Net realized and unrealized gains (losses)	2.66	(5.97)	8.42	3.76	1.79	0.75
Total from investment operations	2.68	(5.98)	8.36	3.76	1.85	0.81
Less distributions:
Distributions from net investment income	(0.00)[2]	—	—	(0.03)	(0.07)	(0.07)
Distributions from net realized gains	(0.41)	(2.18)	(0.25)	(0.95)	(1.75)	(1.35)
Total distributions	(0.41)	(2.18)	(0.25)	(0.98)	(1.82)	(1.42)
Net asset value at end of period	$23.07	$20.80	$28.96	$20.85	$18.07	$18.04
Total return	13.09%[3]	(22.45%)	40.41%	21.60%	12%	4.46%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.99%[4]	0.99%[5]	0.99%	0.99%	0.99%	0.99%
Gross operating expenses	1.02%[4]	1.02%[5]	1.02%	1.02%	1.03%	1.02%
Net investment income (loss)	0.16%[4]	(0.05%)	(0.23%)	0.01%	0.34%	0.30%
Portfolio turnover rate	8%[3]	19%	42%	65%	67%	88%
Net assets, end of period (x 1,000)	$243,975	$218,329	$292,447	$210,033	$180,809	$242,770

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Active Equity Funds | Semiannual Report30

Schwab Large-Cap Growth Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 96.2% OF NET ASSETS

Automobiles & Components 1.2%
Tesla, Inc. *	17,116	2,812,330

Capital Goods 5.9%
AGCO Corp.	9,743	1,207,548
Fastenal Co.	38,044	2,048,289
Illinois Tool Works, Inc.	4,799	1,161,070
Lockheed Martin Corp.	7,652	3,553,971
Parker-Hannifin Corp.	10,673	3,467,444
Quanta Services, Inc.	9,885	1,676,891
Watsco, Inc.	3,371	1,167,647
		14,282,860

Commercial & Professional Services 1.7%
Paychex, Inc.	13,902	1,527,274
Republic Services, Inc.	17,758	2,568,162
		4,095,436

Consumer Discretionary Distribution & Retail 8.0%
Amazon.com, Inc. *	114,359	12,059,157
O'Reilly Automotive, Inc. *	1,888	1,731,881
The Home Depot, Inc.	12,073	3,628,419
The TJX Cos., Inc.	25,285	1,992,964
		19,412,421

Consumer Durables & Apparel 2.6%
Deckers Outdoor Corp. *	5,897	2,826,668
NIKE, Inc., Class B	28,300	3,586,176
		6,412,844

Consumer Services 2.0%
Starbucks Corp.	42,905	4,903,612

Consumer Staples Distribution & Retail 1.5%
Costco Wholesale Corp.	7,253	3,649,855

Energy 1.3%
EOG Resources, Inc.	27,420	3,275,867

Equity Real Estate Investment Trusts (REITs) 0.5%
American Tower Corp.	6,424	1,313,001

Financial Services 6.8%
Interactive Brokers Group, Inc., Class A	18,507	1,440,770
Mastercard, Inc., Class A	11,969	4,548,579
MSCI, Inc.	2,815	1,358,097
PayPal Holdings, Inc. *	39,156	2,975,856
SECURITY	NUMBER OF SHARES	VALUE ($)
Visa, Inc., Class A	27,048	6,294,881
		16,618,183

Food, Beverage & Tobacco 3.1%
Constellation Brands, Inc., Class A	7,145	1,639,563
Diageo plc, ADR	8,976	1,665,048
PepsiCo, Inc.	14,805	2,826,126
Philip Morris International, Inc.	14,946	1,494,152
		7,624,889

Health Care Equipment & Services 6.1%
Edwards Lifesciences Corp. *	27,680	2,435,286
IDEXX Laboratories, Inc. *	3,556	1,750,121
Intuitive Surgical, Inc. *	16,517	4,975,251
UnitedHealth Group, Inc.	11,673	5,744,167
		14,904,825

Household & Personal Products 1.7%
The Estee Lauder Cos., Inc., Class A	16,531	4,078,528

Insurance 1.1%
Arthur J. Gallagher & Co.	13,345	2,776,561

Materials 0.5%
The Sherwin-Williams Co.	5,335	1,267,276

Media & Entertainment 5.3%
Alphabet, Inc., Class A *	120,240	12,906,562

Pharmaceuticals, Biotechnology & Life Sciences 6.0%
Eli Lilly & Co.	10,599	4,195,720
Horizon Therapeutics plc *	11,420	1,269,447
Moderna, Inc. *	17,099	2,272,286
Thermo Fisher Scientific, Inc.	6,166	3,421,514
Zoetis, Inc.	20,079	3,529,487
		14,688,454

Semiconductors & Semiconductor Equipment 7.8%
Advanced Micro Devices, Inc. *	21,181	1,892,946
ASML Holding N.V. NY Registry Shares	5,852	3,726,905
Broadcom, Inc.	9,252	5,796,378
NVIDIA Corp.	27,403	7,604,058
		19,020,287

Software & Services 20.1%
Accenture plc, Class A	8,194	2,296,696
Adobe, Inc. *	10,158	3,835,255
Fortinet, Inc. *	27,385	1,726,624
Gartner, Inc. *	10,548	3,190,348
Intuit, Inc.	4,573	2,030,183
See financial notes
31Schwab Active Equity Funds | Semiannual Report

Schwab Large-Cap Growth Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Microsoft Corp.	99,364	30,530,583
Palo Alto Networks, Inc. *	11,676	2,130,403
ServiceNow, Inc. *	2,645	1,215,166
Synopsys, Inc. *	5,560	2,064,539
		49,019,797

Technology Hardware & Equipment 13.0%
Apple Inc.	186,176	31,590,344
Total Common Stocks (Cost $126,064,428)		234,653,932
Total Investments in Securities (Cost $126,064,428)		234,653,932

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/16/23	6	1,256,550	70,025

*	Non-income producing security.

ADR —	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$234,653,932	$—	$—	$234,653,932
Futures Contracts[2]	70,025	—	—	70,025
Total	$234,723,957	$—	$—	$234,723,957

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Active Equity Funds | Semiannual Report32

Schwab Large-Cap Growth Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $126,064,428)		$234,653,932
Cash		9,462,450
Deposit with broker for futures contracts		72,000
Receivables:
Investments sold		973,105
Fund shares sold		68,542
Dividends		30,531
Variation margin on future contracts		10,425
Foreign tax reclaims		5,015
Prepaid expenses	+	12,963
Total assets		245,288,963

Liabilities
Payables:
Investments bought		959,910
Fund shares redeemed		140,836
Investment adviser and administrator fees		129,796
Shareholder service fees		41,213
Independent trustees’ fees		159
Accrued expenses	+	42,525
Total liabilities		1,314,439
Net assets		$243,974,524

Net Assets by Source
Capital received from investors		$132,718,766
Total distributable earnings	+	111,255,758
Net assets		$243,974,524

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$243,974,524		10,573,355		$23.07

See financial notes
33Schwab Active Equity Funds | Semiannual Report

Schwab Large-Cap Growth Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $2,396)		$1,284,561
Securities on loan, net	+	93
Total investment income		1,284,654

Expenses
Investment adviser and administrator fees		803,092
Shareholder service fees		263,344
Portfolio accounting fees		24,319
Professional fees		17,182
Registration fees		12,925
Shareholder reports		6,613
Independent trustees’ fees		3,460
Custodian fees		1,492
Transfer agent fees		1,042
Other expenses	+	1,737
Total expenses		1,135,206
Expense reduction	–	30,955
Net expenses	–	1,104,251
Net investment income		180,403

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		2,540,824
Net realized losses on futures contracts	+	(59,627)
Net realized gains		2,481,197
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		25,296,731
Net change in unrealized appreciation (depreciation) on futures contracts	+	131,062
Net change in unrealized appreciation (depreciation)	+	25,427,793
Net realized and unrealized gains		27,908,990
Increase in net assets resulting from operations		$28,089,393
See financial notes
Schwab Active Equity Funds | Semiannual Report34

Schwab Large-Cap Growth Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income (loss)		$180,403	($138,003)
Net realized gains		2,481,197	4,410,744
Net change in unrealized appreciation (depreciation)	+	25,427,793	(69,192,329)
Increase (decrease) in net assets resulting from operations		$28,089,393	($64,919,588 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($4,337,314 )	($22,163,876 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		632,185	$13,584,781	1,374,258	$34,040,262
Shares reinvested		177,665	3,755,852	704,838	19,242,083
Shares redeemed	+	(730,600)	(15,447,386)	(1,681,639)	(40,316,352)
Net transactions in fund shares		79,250	$1,893,247	397,457	$12,965,993

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,494,105	$218,329,198	10,096,648	$292,446,669
Total increase (decrease)	+	79,250	25,645,326	397,457	(74,117,471)
End of period		10,573,355	$243,974,524	10,494,105	$218,329,198
See financial notes
35Schwab Active Equity Funds | Semiannual Report

Schwab Small-Cap Equity Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$18.94	$23.77	$15.02	$16.68	$20.87	$23.58
Income (loss) from investment operations:
Net investment income (loss)[1]	0.05	0.03	0.02	0.03	0.02	0.01
Net realized and unrealized gains (losses)	(0.47)	(2.27)	8.76	(1.67)	(0.35)[2]	0.32
Total from investment operations	(0.42)	(2.24)	8.78	(1.64)	(0.33)	0.33
Less distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)	—
Distributions from net realized gains	(1.68)	(2.56)	—	—	(3.85)	(3.04)
Total distributions	(1.70)	(2.59)	(0.03)	(0.02)	(3.86)	(3.04)
Net asset value at end of period	$16.82	$18.94	$23.77	$15.02	$16.68	$20.87
Total return	(2.41%)[3]	(10.25%)	58.55%	(9.86%)	0.08%	1.37%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.09%[4,5]	1.09%[5]	1.08%	1.09%	1.09%	1.09%
Gross operating expenses	1.09%[4,5]	1.09%[5]	1.08%	1.10%	1.09%	1.09%
Net investment income (loss)	0.57%[4]	0.13%	0.11%	0.17%	0.09%	0.06%
Portfolio turnover rate	16%[3]	74%	84%	113%	117%	111%
Net assets, end of period (x 1,000)	$499,210	$542,600	$669,489	$491,478	$579,143	$573,406

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Active Equity Funds | Semiannual Report36

Schwab Small-Cap Equity Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 97.2% OF NET ASSETS

Automobiles & Components 2.5%
American Axle & Manufacturing Holdings, Inc. *	276,405	1,976,296
LCI Industries	17,010	1,921,450
Modine Manufacturing Co. *	123,507	2,582,531
Patrick Industries, Inc.	39,066	2,681,099
The Goodyear Tire & Rubber Co. *	63,926	682,090
Visteon Corp. *	5,658	794,327
Winnebago Industries, Inc.	29,391	1,708,793
		12,346,586

Banks 7.1%
Associated Banc-Corp.	258,793	4,614,279
Axos Financial, Inc. *	12,857	522,894
Banner Corp.	5,220	260,582
Cathay General Bancorp	50,196	1,599,747
Eagle Bancorp, Inc.	33,074	830,157
Enterprise Financial Services Corp.	37,332	1,596,316
First BanCorp	75,415	886,126
Great Southern Bancorp, Inc.	38,835	1,975,925
Hancock Whitney Corp.	93,135	3,401,290
Hanmi Financial Corp.	55,564	897,914
Hope Bancorp, Inc.	25,445	231,550
International Bancshares Corp.	95,606	4,079,508
Mercantile Bank Corp.	72,931	2,046,444
Metropolitan Bank Holding Corp. *	15,864	509,076
Northfield Bancorp, Inc.	87,037	906,926
OceanFirst Financial Corp.	44,229	707,664
Old Second Bancorp, Inc.	47,966	589,502
Peapack-Gladstone Financial Corp.	72,272	1,919,544
Renasant Corp.	66,293	1,864,159
Republic Bancorp, Inc., Class A	29,304	1,151,647
UMB Financial Corp.	29,827	1,897,296
Washington Federal, Inc.	93,089	2,610,216
Western New England Bancorp, Inc.	39,105	264,741
		35,363,503

Capital Goods 11.1%
AAR Corp. *	39,962	2,109,194
Alamo Group, Inc.	2,096	370,426
Applied Industrial Technologies, Inc.	6,332	858,999
Atkore, Inc. *	56,166	7,095,451
AZZ, Inc.	4,730	178,463
Boise Cascade Co.	15,702	1,072,604
Ducommun, Inc. *	34,288	1,714,400
EMCOR Group, Inc.	35,874	6,134,454
Encore Wire Corp.	19,600	3,064,068
EnerSys	36,059	2,991,815
GrafTech International Ltd.	98,903	465,833
Helios Technologies, Inc.	19,804	1,191,013
Herc Holdings, Inc.	7,806	780,756
Hillenbrand, Inc.	24,842	1,133,292
IES Holdings, Inc. *	13,986	604,055
SECURITY	NUMBER OF SHARES	VALUE ($)
Moog, Inc., Class A	51,428	4,634,177
Mueller Industries, Inc.	77,671	5,580,661
MYR Group, Inc. *	11,863	1,518,345
Preformed Line Products Co.	9,869	1,226,519
Proto Labs, Inc. *	13,625	391,991
Shoals Technologies Group, Inc., Class A *	29,734	621,143
Standex International Corp.	2,939	360,939
Sterling Infrastructure, Inc. *	93,342	3,446,187
Terex Corp.	40,650	1,812,584
Titan International, Inc. *	103,699	1,012,102
Titan Machinery, Inc. *	10,705	335,602
UFP Industries, Inc.	21,676	1,702,000
V2X, Inc. *	32,632	1,409,703
Wabash National Corp.	42,901	1,101,269
Watts Water Technologies, Inc., Class A	3,480	562,820
		55,480,865

Commercial & Professional Services 3.0%
Casella Waste Systems, Inc., Class A *	41,443	3,688,427
ExlService Holdings, Inc. *	16,836	3,003,206
Insperity, Inc.	2,354	288,271
Kforce, Inc.	38,447	2,273,756
Mastech Digital, Inc. *	20,611	181,995
NV5 Global, Inc. *	9,232	874,547
SP Plus Corp. *	67,768	2,315,632
Tetra Tech, Inc.	9,540	1,320,050
TriNet Group, Inc. *	10,446	969,180
Verra Mobility Corp. *	10,204	172,958
		15,088,022

Consumer Discretionary Distribution & Retail 2.4%
AutoNation, Inc. *	3,841	505,860
Build-A-Bear Workshop, Inc.	38,938	903,362
Caleres, Inc.	20,191	460,355
CarParts.com, Inc. *	350,700	1,662,318
Chico's FAS, Inc. *	193,316	974,313
Duluth Holdings, Inc., Class B *	24,700	154,622
Group 1 Automotive, Inc.	7,928	1,779,677
Macy's, Inc.	182,154	2,976,396
Revolve Group, Inc. *	10,814	223,309
Signet Jewelers Ltd.	14,784	1,087,807
The Buckle, Inc.	19,762	662,620
The Children's Place, Inc. *	15,685	464,903
		11,855,542

Consumer Durables & Apparel 1.6%
Crocs, Inc. *	13,283	1,642,709
La-Z-Boy, Inc.	17,635	506,654
Malibu Boats, Inc., Class A *	16,318	926,046
MasterCraft Boat Holdings, Inc. *	81,836	2,395,340
Oxford Industries, Inc.	9,747	1,005,793
Skyline Champion Corp. *	17,212	1,276,614
Vista Outdoor, Inc. *	15,854	382,081
		8,135,237

See financial notes
37Schwab Active Equity Funds | Semiannual Report

Schwab Small-Cap Equity Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Services 4.1%
Bloomin' Brands, Inc.	119,304	2,955,160
Bluegreen Vacations Holding Corp.	7,731	222,576
Boyd Gaming Corp.	34,708	2,408,735
Dave & Buster's Entertainment, Inc. *	46,047	1,632,827
Everi Holdings, Inc. *	64,701	983,455
Golden Entertainment, Inc. *	4,172	175,892
Hilton Grand Vacations, Inc. *	69,546	2,976,569
Inspired Entertainment, Inc. *	41,772	534,682
International Game Technology plc	19,494	548,561
Light & Wonder, Inc. *	17,371	1,047,298
PlayAGS, Inc. *	102,958	543,618
Red Rock Resorts, Inc., Class A	1,323	64,562
SeaWorld Entertainment, Inc. *	40,447	2,170,386
Stride, Inc. *	35,619	1,530,192
Texas Roadhouse, Inc.	23,691	2,620,698
		20,415,211

Consumer Staples Distribution & Retail 0.7%
BJ's Wholesale Club Holdings, Inc. *	13,044	996,170
The Andersons, Inc.	48,146	2,152,126
United Natural Foods, Inc. *	5,016	136,787
		3,285,083

Energy 5.9%
Arch Resources, Inc.	8,950	1,094,138
ChampionX Corp.	9,117	246,888
Civitas Resources, Inc.	15,706	1,084,499
CONSOL Energy, Inc.	37,286	2,212,551
CVR Energy, Inc.	77,969	2,053,703
Delek US Holdings, Inc.	55,289	1,202,536
Equitrans Midstream Corp.	166,257	856,224
Liberty Energy, Inc.	209,551	2,684,348
Magnolia Oil & Gas Corp., Class A	56,907	1,201,876
Matador Resources Co.	39,715	1,947,226
NexTier Oilfield Solutions, Inc. *	289,317	2,337,681
Ovintiv, Inc.	9,840	355,027
Par Pacific Holdings, Inc. *	17,646	413,446
Patterson-UTI Energy, Inc.	109,152	1,221,411
PBF Energy, Inc., Class A	66,393	2,314,460
Peabody Energy Corp. *	27,391	657,932
REX American Resources Corp. *	10,889	308,050
SM Energy Co.	56,856	1,596,517
Southwestern Energy Co. *	274,016	1,422,143
Teekay Corp. *	116,886	660,406
Teekay Tankers Ltd., Class A *	14,659	593,543
US Silica Holdings, Inc. *	178,439	2,328,629
W&T Offshore, Inc. *	126,667	553,535
World Fuel Services Corp.	13,272	313,750
		29,660,519

Equity Real Estate Investment Trusts (REITs) 5.4%
Apple Hospitality REIT, Inc.	393,403	5,857,771
Armada Hoffler Properties, Inc.	244,009	2,859,785
BRT Apartments Corp.	91,064	1,578,139
CareTrust REIT, Inc.	30,281	590,177
Chatham Lodging Trust	21,376	218,890
DiamondRock Hospitality Co.	319,793	2,593,521
EastGroup Properties, Inc.	25,393	4,229,458
Paramount Group, Inc.	249,436	1,080,058
Piedmont Office Realty Trust, Inc., Class A	179,581	1,169,072
RPT Realty	56,121	521,925
Ryman Hospitality Properties, Inc.	32,760	2,937,262
Sabra Health Care REIT, Inc.	27,632	315,005
SECURITY	NUMBER OF SHARES	VALUE ($)
SITE Centers Corp.	98,832	1,219,587
The Necessity Retail REIT, Inc.	259,908	1,432,093
Uniti Group, Inc.	115,959	396,580
		26,999,323

Financial Services 4.5%
Donnelley Financial Solutions, Inc. *	18,902	817,512
Enova International, Inc. *	76,808	3,373,407
Essent Group Ltd.	27,018	1,147,454
EVERTEC, Inc.	13,758	477,265
Federal Agricultural Mortgage Corp., Class C	7,355	980,348
MGIC Investment Corp.	95,345	1,417,780
OneMain Holdings, Inc.	80,201	3,077,312
Oportun Financial Corp. *	64,300	261,701
Piper Sandler Cos.	2,995	405,643
Radian Group, Inc.	58,696	1,424,552
Regional Management Corp.	52,281	1,399,040
StepStone Group, Inc., Class A	38,659	851,658
Stifel Financial Corp.	42,385	2,541,828
StoneX Group, Inc. *	17,191	1,685,921
Victory Capital Holdings, Inc., Class A	11,263	343,972
Virtus Investment Partners, Inc.	11,155	2,032,553
		22,237,946

Food, Beverage & Tobacco 3.5%
Coca-Cola Consolidated, Inc.	8,347	4,920,223
Darling Ingredients, Inc. *	22,784	1,357,243
John B. Sanfilippo & Son, Inc.	1,998	207,692
MGP Ingredients, Inc.	6,683	659,478
National Beverage Corp. *	36,784	1,828,165
Primo Water Corp.	189,849	2,883,806
The Simply Good Foods Co. *	31,145	1,132,744
Vector Group Ltd.	341,439	4,349,933
		17,339,284

Health Care Equipment & Services 6.6%
Addus HomeCare Corp. *	5,252	429,298
AirSculpt Technologies, Inc. (a)	44,104	216,110
Alignment Healthcare, Inc. *	49,916	313,972
AMN Healthcare Services, Inc. *	34,290	2,960,941
Avanos Medical, Inc. *	40,785	1,204,789
Cerus Corp. *	270,093	623,915
Cross Country Healthcare, Inc. *	15,070	331,239
Evolent Health, Inc., Class A *	7,690	279,993
Haemonetics Corp. *	12,962	1,085,049
Inspire Medical Systems, Inc. *	4,285	1,146,795
Lantheus Holdings, Inc. *	58,525	5,000,961
LivaNova plc *	17,237	825,652
Merit Medical Systems, Inc. *	52,497	4,267,481
ModivCare, Inc. *	4,961	315,520
NeoGenomics, Inc. *	17,832	260,704
NextGen Healthcare, Inc. *	45,238	757,284
OmniAb, Inc., Class A *(b)	5,508	0
OmniAb, Inc., Class B *(b)	5,508	0
Option Care Health, Inc. *	39,310	1,263,816
Progyny, Inc. *	9,618	319,702
Shockwave Medical, Inc. *	9,322	2,704,871
STAAR Surgical Co. *	15,370	1,083,124
Tenet Healthcare Corp. *	7,942	582,307
The Ensign Group, Inc.	42,417	4,118,267
Utah Medical Products, Inc.	4,981	472,398
Veradigm, Inc. *	107,604	1,343,974
See financial notes
Schwab Active Equity Funds | Semiannual Report38

Schwab Small-Cap Equity Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zynex, Inc. *	75,538	864,155
		32,772,317

Household & Personal Products 0.3%
elf Beauty, Inc. *	10,984	1,018,876
Herbalife Nutrition Ltd. *	21,933	325,924
Nature's Sunshine Products, Inc. *	37,813	414,431
		1,759,231

Insurance 2.1%
American Equity Investment Life Holding Co.	83,008	3,199,128
CNO Financial Group, Inc.	201,889	4,530,389
Investors Title Co.	1,858	276,433
Kinsale Capital Group, Inc.	2,736	893,879
National Western Life Group, Inc., Class A	4,665	1,189,482
Stewart Information Services Corp.	9,210	383,597
United Fire Group, Inc.	9,746	262,167
		10,735,075

Materials 3.4%
AdvanSix, Inc.	17,366	654,351
Alpha Metallurgical Resources, Inc.	4,159	609,543
Avient Corp.	71,456	2,751,771
Cabot Corp.	7,276	522,126
Commercial Metals Co.	15,557	726,356
Constellium SE *	205,128	3,046,151
Ecovyst, Inc. *	230,004	2,610,545
Ingevity Corp. *	14,245	1,021,936
LSB Industries, Inc. *	39,787	355,298
Rayonier Advanced Materials, Inc. *	105,791	575,503
Ryerson Holding Corp.	64,864	2,449,913
SunCoke Energy, Inc.	130,005	1,011,439
Tronox Holdings plc, Class A	52,547	719,369
		17,054,301

Media & Entertainment 2.0%
Cargurus, Inc. *	30,336	498,724
Cars.com, Inc. *	94,556	1,850,461
Entravision Communications Corp., Class A	227,618	1,422,612
Gaia, Inc. *	56,049	170,389
Gannett Co., Inc. *	148,450	282,055
iHeartMedia, Inc., Class A *	97,406	337,999
Shutterstock, Inc.	27,031	1,811,077
Yelp, Inc. *	87,001	2,603,070
Ziff Davis, Inc. *	13,523	989,072
		9,965,459

Pharmaceuticals, Biotechnology & Life Sciences 12.1%
2seventy bio, Inc. *	39,172	372,526
ACADIA Pharmaceuticals, Inc. *	80,050	1,707,466
Agios Pharmaceuticals, Inc. *	22,874	523,128
Alkermes plc *	129,405	3,694,513
Amicus Therapeutics, Inc. *	152,254	1,757,011
Amneal Pharmaceuticals, Inc. *	447,489	863,654
Amphastar Pharmaceuticals, Inc. *	42,687	1,526,914
Arcus Biosciences, Inc. *	34,756	620,395
Arrowhead Pharmaceuticals, Inc. *	32,572	1,153,374
Beam Therapeutics, Inc. *	12,397	380,712
BioCryst Pharmaceuticals, Inc. *	37,920	288,571
Blueprint Medicines Corp. *	4,338	221,455
Bridgebio Pharma, Inc. *	81,864	1,188,665
C4 Therapeutics, Inc. *	40,507	122,331
SECURITY	NUMBER OF SHARES	VALUE ($)
CareDx, Inc. *	20,122	162,787
Catalyst Pharmaceuticals, Inc. *	131,363	2,091,299
Chinook Therapeutics, Inc. *	33,320	666,733
Codexis, Inc. *	145,726	571,246
Collegium Pharmaceutical, Inc. *	32,695	760,813
Corcept Therapeutics, Inc. *	35,343	796,278
Cytokinetics, Inc. *	9,018	337,273
Deciphera Pharmaceuticals, Inc. *	78,471	1,115,073
Denali Therapeutics, Inc. *	22,087	548,641
Dynavax Technologies Corp. *	49,880	519,251
Dyne Therapeutics, Inc. *	25,035	259,363
Eagle Pharmaceuticals, Inc. *	29,281	822,210
Emergent BioSolutions, Inc. *	27,463	242,498
FibroGen, Inc. *	13,576	232,421
Halozyme Therapeutics, Inc. *	29,341	942,726
Harmony Biosciences Holdings, Inc. *	10,880	350,771
Harrow Health, Inc. *	22,695	572,595
Harvard Bioscience, Inc. *	126,539	723,803
Horizon Therapeutics plc *	16,152	1,795,456
IGM Biosciences, Inc. *(a)	23,025	249,361
ImmunoGen, Inc. *	46,972	253,179
Inhibrx, Inc. *	11,583	243,243
Intercept Pharmaceuticals, Inc. *	86,649	1,500,761
Ironwood Pharmaceuticals, Inc. *	75,889	790,004
Karuna Therapeutics, Inc. *	5,315	1,054,709
Kiniksa Pharmaceuticals Ltd., Class A *	133,519	1,435,329
Kymera Therapeutics, Inc. *	11,109	350,378
Ligand Pharmaceuticals, Inc. *	28,305	2,161,087
MacroGenics, Inc. *	300,740	2,072,099
Medpace Holdings, Inc. *	25,005	5,004,501
Mersana Therapeutics, Inc. *	57,116	250,168
MiMedx Group, Inc. *	91,031	348,649
Morphic Holding, Inc. *	10,832	511,920
Myriad Genetics, Inc. *	18,320	390,033
NGM Biopharmaceuticals, Inc. *	39,957	180,206
Nurix Therapeutics, Inc. *	50,141	482,858
Organogenesis Holdings, Inc. *	265,465	544,203
Phibro Animal Health Corp., Class A	79,718	1,240,412
Prestige Consumer Healthcare, Inc. *	46,795	2,879,296
Protagonist Therapeutics, Inc. *	16,568	374,437
Prothena Corp. plc *	7,367	387,652
PTC Therapeutics, Inc. *	27,076	1,492,971
Repligen Corp. *	1,583	240,030
Rigel Pharmaceuticals, Inc. *	407,364	460,321
Syneos Health, Inc. *	48,296	1,896,101
TG Therapeutics, Inc. *	30,413	755,155
Theravance Biopharma, Inc. *	13,211	143,075
Travere Therapeutics, Inc. *	33,522	723,069
Vanda Pharmaceuticals, Inc. *	196,999	1,209,574
Veracyte, Inc. *	31,001	701,863
Vericel Corp. *	18,406	579,973
Vir Biotechnology, Inc. *	36,407	915,636
Xencor, Inc. *	23,893	631,731
		60,385,936

Real Estate Management & Development 0.1%
eXp World Holdings, Inc.	55,468	648,421

Semiconductors & Semiconductor Equipment 3.2%
Ambarella, Inc. *	5,097	315,912
Amkor Technology, Inc.	29,727	664,993
Axcelis Technologies, Inc. *	29,794	3,524,630
Diodes, Inc. *	18,066	1,439,860
Lattice Semiconductor Corp. *	79,943	6,371,457
MaxLinear, Inc. *	41,976	1,012,881
Photronics, Inc. *	60,009	867,730
See financial notes
39Schwab Active Equity Funds | Semiannual Report

Schwab Small-Cap Equity Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Semtech Corp. *	22,154	431,782
Synaptics, Inc. *	17,031	1,508,265
		16,137,510

Software & Services 5.6%
8x8, Inc. *	110,988	318,536
A10 Networks, Inc.	162,526	2,298,118
Agilysys, Inc. *	19,985	1,559,629
Box, Inc., Class A *	151,386	4,005,674
CommVault Systems, Inc. *	44,885	2,615,449
CoreCard Corp. *	11,494	296,085
Domo, Inc., Class B *	65,005	1,032,279
eGain Corp. *	188,200	1,381,388
EngageSmart, Inc. *	21,263	365,086
Model N, Inc. *	14,144	435,635
Progress Software Corp.	8,151	447,327
Qualys, Inc. *	44,389	5,013,294
Sprout Social, Inc., Class A *	38,659	1,904,342
Tenable Holdings, Inc. *	16,251	601,124
The Hackett Group, Inc.	72,110	1,338,362
Unisys Corp. *	105,652	339,143
Workiva, Inc. *	27,481	2,567,275
Zeta Global Holdings Corp., Class A *	92,943	902,476
Zuora, Inc., Class A *	63,916	497,906
		27,919,128

Technology Hardware & Equipment 4.3%
Avid Technology, Inc. *	64,974	1,917,383
Belden, Inc.	31,827	2,510,832
Calix, Inc. *	7,357	336,215
Cambium Networks Corp. *	13,224	200,211
CommScope Holding Co., Inc. *	103,478	510,147
CompoSecure, Inc. *(a)	64,153	481,147
Extreme Networks, Inc. *	163,483	2,906,728
Fabrinet *	15,169	1,440,297
OSI Systems, Inc. *	14,083	1,590,816
Sanmina Corp. *	8,821	460,985
Super Micro Computer, Inc. *	34,364	3,622,996
Vishay Intertechnology, Inc.	250,281	5,328,482
		21,306,239

Telecommunication Services 1.6%
Cogent Communications Holdings, Inc.	8,767	605,273
Iridium Communications, Inc.	60,487	3,839,110
Liberty Latin America Ltd., Class A *	353,075	3,131,775
Ooma, Inc. *	32,459	399,246
		7,975,404

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 1.7%
ArcBest Corp.	4,717	445,285
Daseke, Inc. *	248,260	2,030,767
Forward Air Corp.	31,808	3,356,062
Hub Group, Inc., Class A *	11,981	903,367
Matson, Inc.	16,791	1,142,292
Radiant Logistics, Inc. *	69,136	456,297
		8,334,070

Utilities 2.4%
Chesapeake Utilities Corp.	6,681	825,103
Clearway Energy, Inc., Class A	105,973	3,071,098
Consolidated Water Co., Ltd.	35,962	607,758
Genie Energy Ltd., Class B	89,885	1,399,509
MGE Energy, Inc.	5,791	443,648
New Jersey Resources Corp.	14,851	766,906
Otter Tail Corp.	60,856	4,378,589
Via Renewables, Inc.	38,548	398,970
		11,891,581
Total Common Stocks (Cost $472,612,596)		485,091,793

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% (c)(d)	901,345	901,345
Total Short-Term Investments (Cost $901,345)		901,345
Total Investments in Securities (Cost $473,513,941)		485,993,138

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $873,282.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
See financial notes
Schwab Active Equity Funds | Semiannual Report40

Schwab Small-Cap Equity Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$452,319,476	$—	$—	$452,319,476
Health Care Equipment & Services	32,772,317	—	0 *	32,772,317
Short-Term Investments[1]	901,345	—	—	901,345
Total	$485,993,138	$—	$—	$485,993,138

*	Level 3 amount shown includes securities determined to have no value at April 30, 2023.
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
41Schwab Active Equity Funds | Semiannual Report

Schwab Small-Cap Equity Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $473,513,941) including securities on loan of $873,282		$485,993,138
Cash		13,774,524
Receivables:
Investments sold		988,242
Fund shares sold		347,357
Dividends		70,332
Income from securities on loan		1,930
Prepaid expenses	+	8,173
Total assets		501,183,696

Liabilities
Collateral held for securities on loan		901,345
Payables:
Fund shares redeemed		447,713
Investment adviser and administrator fees		311,780
Investments bought		158,109
Shareholder service fees		90,658
Independent trustees’ fees		177
Accrued expenses	+	63,947
Total liabilities		1,973,729
Net assets		$499,209,967

Net Assets by Source
Capital received from investors		$494,175,734
Total distributable earnings	+	5,034,233
Net assets		$499,209,967

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$499,209,967		29,676,096		$16.82

See financial notes
Schwab Active Equity Funds | Semiannual Report42

Schwab Small-Cap Equity Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $8,778)		$4,316,487
Securities on loan, net	+	4,899
Total investment income		4,321,386

Expenses
Investment adviser and administrator fees		2,117,918
Shareholder service fees		641,142
Portfolio accounting fees		27,340
Professional fees		17,863
Registration fees		12,381
Shareholder reports		12,164
Custodian fees		6,718
Independent trustees’ fees		3,887
Transfer agent fees		1,183
Proxy fees[1]		714
Other expenses	+	3,115
Total expenses		2,844,425
Expense reduction	–	1,183
Net expenses	–	2,843,242
Net investment income		1,478,144

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(7,869,122)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(4,947,671)
Net realized and unrealized losses		(12,816,793)
Decrease in net assets resulting from operations		($11,338,649 )

[1]	Proxy fees are non-routine expenses (see financial note 4 for additional information).
See financial notes
43Schwab Active Equity Funds | Semiannual Report

Schwab Small-Cap Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$1,478,144	$755,100
Net realized gains (losses)		(7,869,122)	47,112,621
Net change in unrealized appreciation (depreciation)	+	(4,947,671)	(116,734,506)
Decrease in net assets from operations		($11,338,649 )	($68,866,785 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($48,159,983 )	($73,439,993 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,297,037	$22,349,423	2,182,967	$45,773,419
Shares reinvested		2,100,068	36,121,156	2,701,118	55,345,927
Shares redeemed	+	(2,372,767)	(42,362,324)	(4,395,790)	(85,701,441)
Net transactions in fund shares		1,024,338	$16,108,255	488,295	$15,417,905

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		28,651,758	$542,600,344	28,163,463	$669,489,217
Total increase (decrease)	+	1,024,338	(43,390,377)	488,295	(126,888,873)
End of period		29,676,096	$499,209,967	28,651,758	$542,600,344
See financial notes
Schwab Active Equity Funds | Semiannual Report44

Schwab Health Care Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$26.08	$30.58	$26.27	$25.08	$25.85	$25.44
Income (loss) from investment operations:
Net investment income (loss)[1]	0.11	0.20	0.21	0.26	0.26	0.23
Net realized and unrealized gains (losses)	0.64	(1.13)	7.09	2.11	1.27	1.96
Total from investment operations	0.75	(0.93)	7.30	2.37	1.53	2.19
Less distributions:
Distributions from net investment income	(0.19)	(0.23)	(0.23)	(0.29)	(0.24)	(0.24)
Distributions from net realized gains	(0.90)	(3.34)	(2.76)	(0.89)	(2.06)	(1.54)
Total distributions	(1.09)	(3.57)	(2.99)	(1.18)	(2.30)	(1.78)
Net asset value at end of period	$25.74	$26.08	$30.58	$26.27	$25.08	$25.85
Total return	2.70%[2]	(3.82%)	30.02%	9.57%	6.51%	9.13%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.79%[3,4]	0.80%[4]	0.80%	0.80%	0.80%	0.80%
Gross operating expenses	0.79%[3,4]	0.80%[4]	0.80%	0.80%	0.80%	0.80%
Net investment income (loss)	0.85%[3]	0.76%	0.76%	1.01%	1.05%	0.91%
Portfolio turnover rate	21%[2]	59%	70%	73%	45%	45%
Net assets, end of period (x 1,000)	$828,514	$829,028	$901,637	$745,705	$778,753	$825,769

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
45Schwab Active Equity Funds | Semiannual Report

Schwab Health Care Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Australia 0.6%
Ansell Ltd.	97,740	1,739,292
Cochlear Ltd.	6,544	1,073,004
Pro Medicus Ltd.	29,011	1,190,811
Sonic Healthcare Ltd.	58,796	1,385,995
		5,389,102

Denmark 4.4%
Coloplast A/S, Class B	20,897	3,010,857
Genmab A/S *	4,279	1,758,517
Novo Nordisk A/S, Class B	191,243	31,814,105
		36,583,479

France 1.6%
Ipsen S.A.	40,062	4,858,125
Sanofi	76,124	8,203,753
		13,061,878

Germany 0.3%
Carl Zeiss Meditec AG, Class B	16,447	2,212,160
CompuGroup Medical SE & Co. KgaA	7,873	432,881
		2,645,041

Hong Kong 0.3%
CSPC Pharmaceutical Group Ltd.	1,912,000	1,946,983
The United Laboratories International Holdings Ltd.	752,000	608,880
		2,555,863

Ireland 2.7%
Medtronic plc	242,383	22,044,734

Japan 2.7%
Hoya Corp.	117,500	12,320,460
JEOL Ltd.	20,000	583,530
Olympus Corp.	120,600	2,111,274
Ono Pharmaceutical Co., Ltd.	360,100	7,250,647
		22,265,911

Republic of Korea 0.2%
Celltrion, Inc.	7,302	879,814
Samsung Biologics Co., Ltd. *	1,353	791,313
		1,671,127

Spain 0.1%
Laboratorios Farmaceuticos Rovi S.A.	19,389	857,738

SECURITY	NUMBER OF SHARES	VALUE ($)
Sweden 0.4%
Elekta AB, B Shares	317,112	2,666,339
Swedish Orphan Biovitrum AB *	33,891	824,754
		3,491,093

Switzerland 4.7%
Novartis AG	63,268	6,471,929
Roche Holding AG	74,951	23,470,167
Sonova Holding AG	27,752	8,800,884
		38,742,980

Taiwan 0.2%
TTY Biopharm Co., Ltd.	150,000	375,496
Universal Vision Biotechnology Co., Ltd.	80,000	1,047,393
		1,422,889

United Kingdom 3.6%
AstraZeneca plc	129,032	18,988,728
GSK plc	599,063	10,803,003
		29,791,731

United States 77.9%
Abbott Laboratories	271,084	29,946,649
AbbVie, Inc.	117,153	17,704,161
ACADIA Pharmaceuticals, Inc. *	39,700	846,801
Agilent Technologies, Inc.	126,206	17,092,079
Amgen, Inc.	108,484	26,007,954
AMN Healthcare Services, Inc. *	8,992	776,459
Avanos Medical, Inc. *	118,742	3,507,639
Axonics, Inc. *	22,200	1,275,612
Biogen, Inc. *	24,024	7,308,822
BioMarin Pharmaceutical, Inc. *	59,032	5,669,433
Bio-Techne Corp.	52,796	4,217,344
Bristol-Myers Squibb Co.	397,678	26,552,960
Catalyst Pharmaceuticals, Inc. *	248,887	3,962,281
Centene Corp. *	6,200	427,366
Cigna Corp.	74,644	18,906,579
CVS Health Corp.	176,842	12,964,287
Danaher Corp.	109,240	25,880,048
Edwards Lifesciences Corp. *	6,466	568,879
Elevance Health, Inc.	38,711	18,141,910
Eli Lilly & Co.	71,952	28,482,919
Gilead Sciences, Inc.	307,723	25,297,908
Halozyme Therapeutics, Inc. *	227,680	7,315,358
Hologic, Inc. *	113,339	9,748,287
Humana, Inc.	25,138	13,335,458
IDEXX Laboratories, Inc. *	1,636	805,174
Incyte Corp. *	46,447	3,456,121
Integra LifeSciences Holdings Corp. *	101,835	5,633,512
Intercept Pharmaceuticals, Inc. *	164,841	2,855,046
Intuitive Surgical, Inc. *	32,459	9,777,300
IQVIA Holdings, Inc. *	62,018	11,673,648
Ironwood Pharmaceuticals, Inc. *	421,557	4,388,408
See financial notes
Schwab Active Equity Funds | Semiannual Report46

Schwab Health Care Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Jazz Pharmaceuticals plc *	40,797	5,730,755
Johnson & Johnson	242,367	39,675,478
Lantheus Holdings, Inc. *	51,035	4,360,941
McKesson Corp.	2,600	947,024
Medpace Holdings, Inc. *	16,083	3,218,852
Merck & Co., Inc.	334,055	38,573,331
Mettler-Toledo International, Inc. *	8,961	13,365,332
Moderna, Inc. *	58,938	7,832,271
NextGen Healthcare, Inc. *	63,600	1,064,664
OraSure Technologies, Inc. *	77,800	529,040
Organon & Co.	130,818	3,222,047
Pfizer, Inc.	394,451	15,340,199
Phibro Animal Health Corp., Class A	28,238	439,383
Prestige Consumer Healthcare, Inc. *	105,946	6,518,857
QIAGEN N.V. *	6,106	272,389
Quest Diagnostics, Inc.	11,100	1,540,791
Regeneron Pharmaceuticals, Inc. *	10,173	8,156,610
Tenet Healthcare Corp. *	29,600	2,170,272
SECURITY	NUMBER OF SHARES	VALUE ($)
Thermo Fisher Scientific, Inc.	41,902	23,251,420
United Therapeutics Corp. *	26,083	6,002,481
UnitedHealth Group, Inc.	95,765	47,124,999
Veeva Systems, Inc., Class A *	1,800	322,344
Veracyte, Inc. *	89,093	2,017,066
Vertex Pharmaceuticals, Inc. *	68,673	23,398,951
Waters Corp. *	38,488	11,560,256
Zimmer Biomet Holdings, Inc.	117,912	16,323,737
Zoetis, Inc.	103,016	18,108,152
		645,594,044
Total Common Stocks (Cost $558,741,866)		826,117,610
Total Investments in Securities (Cost $558,741,866)		826,117,610

*	Non-income producing security.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$667,638,778	$—	$—	$667,638,778
Australia	—	5,389,102	—	5,389,102
Denmark	—	36,583,479	—	36,583,479
France	—	13,061,878	—	13,061,878
Germany	—	2,645,041	—	2,645,041
Hong Kong	—	2,555,863	—	2,555,863
Japan	—	22,265,911	—	22,265,911
Republic of Korea	—	1,671,127	—	1,671,127
Spain	—	857,738	—	857,738
Sweden	—	3,491,093	—	3,491,093
Switzerland	—	38,742,980	—	38,742,980
Taiwan	—	1,422,889	—	1,422,889
United Kingdom	—	29,791,731	—	29,791,731
Total	$667,638,778	$158,478,832	$—	$826,117,610

[1]	As categorized in the Portfolio Holdings.
See financial notes
47Schwab Active Equity Funds | Semiannual Report

Schwab Health Care Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $558,741,866)		$826,117,610
Cash		1,079,056
Foreign currency, at value (cost $40,527)		40,070
Receivables:
Foreign tax reclaims		1,222,533
Dividends		849,633
Fund shares sold		30,385
Prepaid expenses	+	22,665
Total assets		829,361,952

Liabilities
Payables:
Investment adviser and administrator fees		338,619
Fund shares redeemed		274,089
Shareholder service fees		119,144
Independent trustees’ fees		207
Accrued expenses	+	115,650
Total liabilities		847,709
Net assets		$828,514,243

Net Assets by Source
Capital received from investors		$541,909,088
Total distributable earnings	+	286,605,155
Net assets		$828,514,243

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$828,514,243		32,191,980		$25.74

See financial notes
Schwab Active Equity Funds | Semiannual Report48

Schwab Health Care Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $205,356)		$6,825,315

Expenses
Investment adviser and administrator fees		2,202,620
Shareholder service fees		966,713
Portfolio accounting fees		25,805
Shareholder reports		19,344
Registration fees		17,949
Professional fees		16,739
Custodian fees		13,571
Independent trustees’ fees		4,285
Transfer agent fees		2,732
Proxy fees[1]		1,225
Other expenses	+	11,220
Total expenses		3,282,203
Expense reduction	–	2,732
Net expenses	–	3,279,471
Net investment income		3,545,844

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		17,753,316
Net realized gains on foreign currency transactions	+	23,653
Net realized gains		17,776,969
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		604,558
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	115,764
Net change in unrealized appreciation (depreciation)	+	720,322
Net realized and unrealized gains		18,497,291
Increase in net assets resulting from operations		$22,043,135

[1]	Proxy fees are non-routine expenses (see financial note 4 for additional information).
See financial notes
49Schwab Active Equity Funds | Semiannual Report

Schwab Health Care Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$3,545,844	$6,442,173
Net realized gains		17,776,969	27,130,150
Net change in unrealized appreciation (depreciation)	+	720,322	(67,606,202)
Increase (decrease) in net assets resulting from operations		$22,043,135	($34,033,879 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($34,603,137 )	($104,700,574 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,171,401	$30,557,394	2,461,080	$66,220,931
Shares reinvested		1,116,087	30,056,232	3,264,406	91,174,878
Shares redeemed	+	(1,878,399)	(48,567,443)	(3,426,455)	(91,270,455)
Net transactions in fund shares		409,089	$12,046,183	2,299,031	$66,125,354

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		31,782,891	$829,028,062	29,483,860	$901,637,161
Total increase (decrease)	+	409,089	(513,819)	2,299,031	(72,609,099)
End of period		32,191,980	$828,514,243	31,782,891	$829,028,062
See financial notes
Schwab Active Equity Funds | Semiannual Report50

Schwab International Core Equity Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$8.71	$11.55	$9.11	$10.04	$9.64	$11.27
Income (loss) from investment operations:
Net investment income (loss)[1]	0.14	0.34	0.21	0.14	0.24	0.24
Net realized and unrealized gains (losses)	1.79	(2.86)	2.34	(0.71)	0.41	(1.58)
Total from investment operations	1.93	(2.52)	2.55	(0.57)	0.65	(1.34)
Less distributions:
Distributions from net investment income	(0.32)	(0.32)	(0.11)	(0.36)	(0.25)	(0.26)
Distributions from net realized gains	—	—	—	—	—	(0.03)
Total distributions	(0.32)	(0.32)	(0.11)	(0.36)	(0.25)	(0.29)
Net asset value at end of period	$10.32	$8.71	$11.55	$9.11	$10.04	$9.64
Total return	22.43%[2]	(22.40%)	28.12%	(6.01%)	7.08%	(12.18%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.86%[3]	0.86%[4]	0.86%	0.86%	0.86%	0.86%
Gross operating expenses	0.87%[3]	0.89%[4]	0.86%	0.88%	0.87%	0.89%
Net investment income (loss)	2.98%[3]	3.40%	1.93%	1.51%	2.44%	2.22%
Portfolio turnover rate	32%[2]	94%	103%	97%	91%	98%
Net assets, end of period (x 1,000)	$546,669	$507,380	$692,619	$664,487	$975,511	$1,166,280

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
51Schwab Active Equity Funds | Semiannual Report

Schwab International Core Equity Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 97.4% OF NET ASSETS

Australia 8.2%
ANZ Group Holdings Ltd.	206,416	3,351,831
Aristocrat Leisure Ltd.	153,174	3,874,606
BHP Group Ltd.	341,183	10,125,449
Helia Group Ltd.	321,522	675,384
Iluka Resources Ltd.	359,827	2,643,996
National Australia Bank Ltd.	108,648	2,091,599
Qantas Airways Ltd. *	699,319	3,083,957
QBE Insurance Group Ltd.	176,098	1,800,741
Rio Tinto Ltd.	55,672	4,175,657
Sonic Healthcare Ltd.	147,750	3,482,902
South32 Ltd.	1,131,324	3,197,971
Suncorp Group Ltd.	316,867	2,638,244
Technology One Ltd.	239,762	2,417,236
Telstra Group Ltd.	355,142	1,030,343
		44,589,916

Austria 0.9%
Erste Group Bank AG	23,066	838,661
Wienerberger AG	126,459	3,809,546
		4,648,207

Brazil 0.3%
Banco do Brasil S.A.	177,100	1,521,814

Canada 2.0%
Cenovus Energy, Inc.	108,000	1,812,688
CGI, Inc. *	38,509	3,908,457
Imperial Oil Ltd.	9,900	504,627
Loblaw Cos., Ltd.	33,360	3,137,664
Suncor Energy, Inc.	45,200	1,415,200
		10,778,636

China 0.2%
BAIC Motor Corp., Ltd., H Shares	4,150,000	1,167,975

Denmark 3.7%
Novo Nordisk A/S, Class B	122,442	20,368,759

France 15.4%
BNP Paribas S.A.	35,323	2,282,340
Cie de Saint-Gobain	118,432	6,856,585
Dassault Aviation S.A.	13,667	2,670,774
Eiffage S.A.	75,938	9,038,431
Engie S.A.	321,374	5,143,362
Hermes International	1,212	2,631,343
Ipsen S.A.	40,575	4,920,334
L'Oreal S.A.	20,159	9,634,329
LVMH Moet Hennessy Louis Vuitton SE	21,500	20,680,445
Sanofi	22,454	2,419,829
SECURITY	NUMBER OF SHARES	VALUE ($)
Schneider Electric SE	31,641	5,517,931
Societe Generale S.A.	79,877	1,940,074
TotalEnergies SE	167,289	10,689,752
		84,425,529

Germany 9.8%
Allianz SE	19,821	4,977,191
Bayerische Motoren Werke AG	48,605	5,447,862
Deutsche Telekom AG	361,145	8,707,847
Hugo Boss AG	22,680	1,709,880
Infineon Technologies AG	85,787	3,124,085
K+S AG	58,290	1,162,643
Mercedes-Benz Group AG	110,477	8,615,660
Merck KGaA *	9,645	1,730,012
SAP SE	61,566	8,330,873
Siemens AG	58,481	9,639,558
Volkswagen AG	1,529	256,708
		53,702,319

Greece 0.7%
Hellenic Telecommunications Organization S.A.	204,286	2,984,963
OPAP SA	52,129	888,940
		3,873,903

Hong Kong 2.1%
AIA Group Ltd.	97,800	1,064,756
China CITIC Bank Corp., Ltd., H Shares	1,982,000	1,072,192
CK Asset Holdings Ltd.	168,000	993,404
CK Infrastructure Holdings Ltd.	249,000	1,417,653
Hong Kong Exchanges & Clearing Ltd.	41,900	1,739,558
PetroChina Co., Ltd., H Shares	4,466,000	3,102,237
Sino Land Co., Ltd.	854,585	1,151,614
SITC International Holdings Co., Ltd.	423,000	782,416
		11,323,830

Ireland 0.7%
CRH plc	80,697	3,893,952

Italy 1.7%
Assicurazioni Generali S.p.A.	61,244	1,275,597
UniCredit S.p.A.	122,000	2,417,489
Unipol Gruppo S.p.A.	1,017,764	5,722,258
		9,415,344

Japan 17.1%
Advantest Corp.	29,000	2,260,024
Bandai Namco Holdings, Inc.	33,800	767,781
Dexerials Corp.	103,700	1,973,470
DMG Mori Co., Ltd.	83,900	1,345,979
Electric Power Development Co., Ltd.	76,000	1,215,220
Fujikura Ltd.	449,800	3,066,788
See financial notes
Schwab Active Equity Funds | Semiannual Report52

Schwab International Core Equity Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Honda Motor Co., Ltd.	70,000	1,856,612
Hosiden Corp.	83,000	1,062,939
Hoya Corp.	52,003	5,452,774
Hulic Co., Ltd.	246,500	2,122,378
Inpex Corp.	267,000	2,921,793
Japan Real Estate Investment Corp.	256	1,014,374
Japan Tobacco, Inc.	209,682	4,511,700
KDDI Corp.	137,200	4,283,128
Keyence Corp.	8,800	3,968,414
Lawson, Inc.	49,200	2,234,745
Marubeni Corp.	210,000	2,980,570
Meitec Corp.	149,400	2,524,555
Nippon Building Fund, Inc.	699	2,931,058
Nippon Gas Co., Ltd.	130,700	1,837,968
Ono Pharmaceutical Co., Ltd.	208,100	4,190,113
ORIX Corp.	364,000	6,192,558
Recruit Holdings Co., Ltd.	50,300	1,411,095
Sankyu, Inc.	34,200	1,206,224
Seino Holdings Co., Ltd.	282,000	3,130,764
Shimamura Co., Ltd.	14,400	1,321,983
Shin-Etsu Chemical Co., Ltd.	276,000	7,875,885
Sony Group Corp.	30,000	2,714,211
Sumitomo Forestry Co., Ltd.	32,700	706,458
Sumitomo Mitsui Financial Group, Inc.	156,100	6,380,372
Suntory Beverage & Food Ltd.	70,600	2,657,763
Tokyo Electron Ltd.	15,300	1,751,934
Yakult Honsha Co., Ltd.	47,500	3,572,662
		93,444,292

Netherlands 7.2%
ASML Holding N.V.	24,397	15,482,638
Koninklijke Ahold Delhaize N.V.	229,725	7,899,013
OCI N.V.	65,766	1,732,956
Stellantis N.V.	463,309	7,684,708
Wolters Kluwer N.V.	49,762	6,593,151
		39,392,466

Norway 0.4%
Equinor A.S.A.	68,221	1,964,152

Republic of Korea 1.2%
Kia Corp.	52,747	3,340,640
Samsung Electro-Mechanics Co., Ltd.	6,004	649,304
Samsung Electronics Co., Ltd.	51,704	2,544,048
		6,533,992

Singapore 0.6%
Jardine Cycle & Carriage Ltd.	104,500	2,661,483
Jardine Matheson Holdings Ltd.	16,800	812,142
		3,473,625

Spain 1.1%
Banco Santander S.A. (a)	1,078,329	3,788,253
Repsol S.A.	169,613	2,491,564
		6,279,817

Sweden 1.3%
Atlas Copco AB, A Shares	237,205	3,430,962
Nordea Bank Abp	144,421	1,604,411
SSAB AB, A Shares	85,965	610,511
Swedish Orphan Biovitrum AB *	31,518	767,006
SECURITY	NUMBER OF SHARES	VALUE ($)
Telefonaktiebolaget LM Ericsson, B Shares	126,417	696,013
		7,108,903

Switzerland 9.3%
ABB Ltd.	57,000	2,056,196
Cie Financiere Richemont S.A., Class A	52,543	8,685,399
Glencore plc	146,052	862,092
Nestle S.A.	107,767	13,825,381
Novartis AG	156,339	15,992,521
Roche Holding AG	23,233	7,275,185
UBS Group AG	114,244	2,325,159
		51,021,933

Taiwan 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	237,000	3,881,016
Wistron Corp.	320,000	485,030
		4,366,046

United Kingdom 12.7%
Anglo American plc	13,968	430,412
AstraZeneca plc	64,895	9,550,139
BAE Systems plc	265,935	3,388,007
Centrica plc	1,515,001	2,176,982
GSK plc	336,163	6,062,084
Howden Joinery Group plc	292,851	2,524,486
HSBC Holdings plc	1,680,795	12,114,071
Imperial Brands plc	180,648	4,471,776
Investec plc	921,614	5,137,573
Legal & General Group plc	830,297	2,449,809
Man Group plc	1,472,933	4,212,541
NatWest Group plc	702,672	2,314,670
Plus500 Ltd.	55,872	1,169,116
Rio Tinto plc	13,778	875,900
Shell plc	206,996	6,360,605
Tesco plc	1,007,153	3,560,741
Unilever plc	44,328	2,468,277
		69,267,189
Total Common Stocks (Cost $449,479,984)		532,562,599
See financial notes
53Schwab Active Equity Funds | Semiannual Report

Schwab International Core Equity Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.8% OF NET ASSETS

Money Market Funds 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% (b)	6,036,171	6,036,171
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% (b)(c)	3,482,700	3,482,700
		9,518,871
Total Short-Term Investments (Cost $9,518,871)		9,518,871
Total Investments in Securities (Cost $458,998,855)		542,081,470

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,219,735.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$450,994,960	$—	$450,994,960
Brazil	1,521,814	—	—	1,521,814
Canada	10,778,636	—	—	10,778,636
United Kingdom	1,169,116	68,098,073	—	69,267,189
Short-Term Investments[1]	9,518,871	—	—	9,518,871
Total	$22,988,437	$519,093,033	$—	$542,081,470

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
Schwab Active Equity Funds | Semiannual Report54

Schwab International Core Equity Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $458,998,855) including securities on loan of $3,219,735		$542,081,470
Foreign currency, at value (cost $5,055,183)		5,054,383
Receivables:
Investments sold		5,666,624
Dividends		2,902,567
Foreign tax reclaims		1,430,298
Fund shares sold		105,660
Income from securities on loan		4,685
Prepaid expenses	+	19,037
Total assets		557,264,724

Liabilities
Collateral held for securities on loan		3,482,700
Payables:
Investments bought		5,273,805
Fund shares redeemed		1,374,352
Investment adviser and administrator fees		245,720
Shareholder service fees		86,092
Independent trustees’ fees		212
Accrued expenses	+	132,692
Total liabilities		10,595,573
Net assets		$546,669,151

Net Assets by Source
Capital received from investors		$566,305,224
Total distributable loss	+	(19,636,073)
Net assets		$546,669,151

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$546,669,151		52,969,006		$10.32

See financial notes
55Schwab Active Equity Funds | Semiannual Report

Schwab International Core Equity Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $866,652)		$10,293,465
Securities on loan, net	+	51,267
Total investment income		10,344,732

Expenses
Investment adviser and administrator fees		1,560,845
Shareholder service fees		660,857
Custodian fees		34,800
Portfolio accounting fees		28,423
Professional fees		22,151 *
Registration fees		12,805
Shareholder reports		11,594
Transfer agent fees		6,932
Independent trustees’ fees		3,910
Other expenses	+	5,156
Total expenses		2,347,473
Expense reduction	–	32,414 *
Net expenses	–	2,315,059
Net investment income		8,029,673

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		999,765
Net realized gains on foreign currency transactions	+	24,556
Net realized gains		1,024,321
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		100,743,020
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	100,347
Net change in unrealized appreciation (depreciation)	+	100,843,367
Net realized and unrealized gains		101,867,688
Increase in net assets resulting from operations		$109,897,361

*
Includes professional fees of $1,904 associated with the filing of tax claims in the European Union deemed to be non-contingent and non-routine expenses of the fund (see financial notes 2(d) and 4 for additional information).

See financial notes
Schwab Active Equity Funds | Semiannual Report56

Schwab International Core Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$8,029,673	$20,646,356
Net realized gains (losses)		1,024,321	(34,734,177)
Net change in unrealized appreciation (depreciation)	+	100,843,367	(139,565,958)
Increase (decrease) in net assets resulting from operations		$109,897,361	($153,653,779 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($18,031,388 )	($19,624,124 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		744,158	$7,312,189	7,796,290	$80,239,327
Shares reinvested		1,694,173	16,162,412	1,446,960	16,191,478
Shares redeemed	+	(7,737,240)	(76,051,470)	(10,921,575)	(108,391,973)
Net transactions in fund shares		(5,298,909)	($52,576,869 )	(1,678,325)	($11,961,168 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		58,267,915	$507,380,047	59,946,240	$692,619,118
Total increase (decrease)	+	(5,298,909)	39,289,104	(1,678,325)	(185,239,071)
End of period		52,969,006	$546,669,151	58,267,915	$507,380,047
See financial notes
57Schwab Active Equity Funds | Semiannual Report

Schwab Active Equity Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Core Equity Fund	Schwab Target 2045 Fund
Schwab Dividend Equity Fund	Schwab Target 2050 Fund
Schwab Large-Cap Growth Fund	Schwab Target 2055 Fund
Schwab Small-Cap Equity Fund	Schwab Target 2060 Fund
Schwab Health Care Fund	Schwab Target 2065 Fund
Schwab International Core Equity Fund	Schwab Fundamental US Large Company Index Fund
Schwab S&P 500 Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab Small-Cap Index Fund®	Schwab Fundamental International Large Company Index Fund
Schwab Total Stock Market Index Fund®	Schwab Fundamental International Small Company Index Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Fundamental Global Real Estate Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Target 2010 Index Fund
Schwab International Index Fund®	Schwab Target 2015 Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2020 Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2025 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2030 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2035 Index Fund
Schwab International Opportunities Fund	Schwab Target 2040 Index Fund
Schwab Balanced Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab Target 2065 Index Fund
Schwab Target 2030 Fund	Schwab Monthly Income Fund - Target Payout
Schwab Target 2035 Fund	Schwab Monthly Income Fund - Flexible Payout
Schwab Target 2040 Fund	Schwab Monthly Income Fund - Income Payout
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
Schwab Active Equity Funds | Semiannual Report58

Schwab Active Equity Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
59Schwab Active Equity Funds | Semiannual Report

Schwab Active Equity Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2023, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank.  Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of April 30, 2023, Schwab Small-Cap Equity Fund and Schwab International Core Equity Fund had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of April 30, 2023, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Cash Investments: The funds, except for Schwab Core Equity Fund and Schwab International Core Equity Fund, may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The Schwab Dividend Equity Fund, Schwab Health Care Fund and Schwab International Core Equity Fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities in each fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations, if any, in each fund’s Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab International Core Equity Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees are non-contingent and non-routine fees which are subject to repayment to the investment adviser (see financial note 4 for additional information).
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the Schwab International Core Equity Fund will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended April 30, 2023, the Schwab International Core Equity Fund did not incur any compliance fees.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, once a year, with the exception of Schwab Dividend Equity Fund which typically pays quarterly distributions. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations. Foreign taxes accrued as of April 30, 2023, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

 3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Management Risk. The investment techniques, risk analyses and portfolio optimization process the investment adviser may use in constructing the fund’s portfolio do not assure successful investment outcomes. Securities selected with the assistance of the investment process may be negatively impacted by factors or events not foreseen in developing the process. The portfolio optimization process and Schwab Equity Ratings and Schwab Equity International Ratings may not adequately take into account certain factors or may rely on inaccurate data inputs, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs. The fund’s investment adviser may make investment decisions using historical information that may not produce the desired results in the future. As a result, a fund may have a lower return than if it were managed using another process or strategy.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Dividend Paying Stock Risk. To the extent that a fund invests in dividend paying stocks, the fund’s performance will correlate with the performance of the dividend paying stock segment of the stock market, and the fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by a fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.
Derivatives Risk. The principal type of derivative used by a fund is a futures contract. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC), could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, market risk and management risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, counterparty risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Counterparty risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility,
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
and could cause the fund to lose more than the initial amount invested. The fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Exchange-Traded Fund (ETF) Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
REITs Risk. A fund’s investments in real estate investment trusts (REITs) will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks; for example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on a fund. In addition, REITs have their own expenses, and a fund will bear a proportionate share of those expenses.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities may also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), which may be less liquid than the underlying shares in their primary trading market, and GDRs in particular, many of which are issued by companies in emerging markets, may be more volatile. Foreign securities may also include investments in variable interest entities (VIEs) structures, which are created by China-based operating companies in jurisdictions outside of China to obtain indirect financing due to Chinese regulations that prohibit non-Chinese ownership of those companies. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Concentration Risk. The investments of certain funds are concentrated in issuers doing business in the same sector, and therefore, the companies in which a fund invests will be affected by many of the same factors, such as legislative or regulatory changes, intense competition for market share and other competitive challenges. In addition, a fund is subject to the risks that stocks of these companies may underperform other segments of the equity market or stock market as a whole and are likely to have above-average volatility.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Portfolio Turnover Risk. The funds buy and sell portfolio securities actively. This may cause a fund’s portfolio turnover rate and transaction costs to rise, which may lower a fund’s performance and may increase the likelihood of capital gains distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

 4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
% OF AVERAGE DAILY NET ASSETS	SCHWAB CORE EQUITY FUND	SCHWAB DIVIDEND EQUITY FUND	SCHWAB LARGE-CAP GROWTH FUND	SCHWAB SMALL-CAP EQUITY FUND	SCHWAB INTERNATIONAL CORE EQUITY FUND
Flat rate	0.47%	0.62%	0.72%	0.81%	0.58%

% OF AVERAGE DAILY NET ASSETS	SCHWAB HEALTH CARE FUND
First $500 million	0.54%
$500 million to $1 billion	0.515%
Over $1 billion	0.49%
For the period ended April 30, 2023, the aggregate advisory fee paid to the investment adviser by the Schwab Health Care Fund was 0.53%, as a percentage of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear  expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the funds, for so long as the investment adviser serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation). The below expense limitation also excludes paying acquired fund fees and expenses, which are indirect expenses incurred by the funds through their investments in underlying funds. The expense limitation as a percentage of average daily net assets is as follows:
SCHWAB CORE EQUITY FUND	SCHWAB DIVIDEND EQUITY FUND	SCHWAB LARGE-CAP GROWTH FUND	SCHWAB SMALL-CAP EQUITY FUND	SCHWAB HEALTH CARE FUND	SCHWAB INTERNATIONAL CORE EQUITY FUND
0.75%	0.89%	0.99%	1.12%	0.82%	0.86%
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of April 30, 2023, as applicable:
UNDERLYING FUNDS
	SCHWAB CORE EQUITY FUND	SCHWAB SMALL-CAP EQUITY FUND	SCHWAB INTERNATIONAL CORE EQUITY FUND
Schwab Balanced Fund	13.3%	9.6%	— %
Schwab Target 2010 Fund	0.1%	0.1%	0.3%
Schwab Target 2015 Fund	0.1%	0.2%	0.4%
Schwab Target 2020 Fund	0.6%	1.1%	2.7%
Schwab Target 2025 Fund	1.0%	1.8%	4.7%
Schwab Target 2030 Fund	2.6%	5.0%	11.7%
Schwab Target 2035 Fund	1.6%	3.4%	7.5%
Schwab Target 2040 Fund	3.5%	7.8%	16.4%
Schwab Target 2045 Fund	0.8%	2.1%	4.1%
Schwab Target 2050 Fund	0.8%	2.3%	4.1%
Schwab Target 2055 Fund	0.6%	1.7%	2.9%
Schwab Target 2060 Fund	0.2%	0.5%	0.9%
Schwab Target 2065 Fund	0.0%*	0.1%	0.2%

*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine expenses. The investment adviser agreed to pay these professional fees on behalf of the Schwab International Core Equity Fund, subject to reimbursement by the fund to the extent the fund is able to successfully recover taxes withheld in the future.
For the period ended April 30, 2023, the professional fees incurred by the Schwab International Core Equity Fund and paid by the investment adviser were $1,904, as shown as Professional fees in the fund’s Statement of Operations.
For the period ended April 30, 2023, the Schwab International Core Equity Fund recovered previously withheld foreign taxes from Sweden. The payments received by Schwab International Core Equity Fund amounted to $377,552, and is recorded as Dividends received from securities — unaffiliated in the fund’s Statement of Operations. The investment adviser paid upfront professional fees associated with recovering these foreign taxes in the amount of $4,162, which has been reimbursed to the investment adviser by the Schwab International Core Equity Fund and is recorded as Dividends received from securities - unaffiliated in the fund’s Statement of Operations.
As of April 30, 2023, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the Schwab International Core Equity Fund to the investment adviser was $0.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

 5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but they did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2023, purchases and sales of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Core Equity Fund	$84,193,718	$188,419,716
Schwab Dividend Equity Fund	22,796,054	52,936,628
Schwab Large-Cap Growth Fund	17,567,829	24,097,632
Schwab Small-Cap Equity Fund	85,302,142	124,952,607
Schwab Health Care Fund	176,642,368	194,709,418
Schwab International Core Equity Fund	171,322,992	234,900,907

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The value and variation margin for futures contracts held at April 30, 2023, if any, are presented in the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and net change in unrealized appreciation (depreciation) on futures contracts, if any, are presented in the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts.  During the period ended April 30, 2023, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab Core Equity Fund	$—	—
Schwab Dividend Equity Fund	—	—
Schwab Large-Cap Growth Fund	1,209,300	6
Schwab Small-Cap Equity Fund	—	—
Schwab Health Care Fund	—	—
Schwab International Core Equity Fund	—	—
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

 9. Federal Income Taxes:
As of April 30, 2023, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Core Equity Fund	$955,363,285	$406,164,472	($87,437,472)	$318,727,000
Schwab Dividend Equity Fund	433,478,405	91,094,984	(22,075,906)	69,019,078
Schwab Large-Cap Growth Fund	126,064,428	113,346,637	(4,687,108)	108,659,529
Schwab Small-Cap Equity Fund	474,029,727	85,115,865	(73,152,454)	11,963,411
Schwab Health Care Fund	560,032,326	275,332,206	(9,246,922)	266,085,284
Schwab International Core Equity Fund	459,429,318	93,257,904	(10,605,752)	82,652,152
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes.  As of October 31, 2022, the funds had capital loss carryforwards available as follows:

Schwab Core Equity Fund	$—
Schwab Dividend Equity Fund	—
Schwab Large-Cap Growth Fund	—
Schwab Small-Cap Equity Fund	—
Schwab Health Care Fund	—
Schwab International Core Equity Fund	109,521,443
For tax purposes, late-year ordinary losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended October 31, 2022, the Schwab Large-Cap Growth Fund had late-year ordinary losses deferred of $80,845.
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2023. The tax-basis components of distributions paid during the fiscal year ended October 31, 2022 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Core Equity Fund	$194,345,554	$244,997,607
Schwab Dividend Equity Fund	30,011,611	67,753,779
Schwab Large-Cap Growth Fund	5,704,425	16,459,451
Schwab Small-Cap Equity Fund	825,168	72,614,825
Schwab Health Care Fund	28,840,838	75,859,736
Schwab International Core Equity Fund	19,624,124	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of October 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended October 31, 2022, the funds did not incur any interest or penalties.
Schwab Active Equity Funds | Semiannual Report68

Schwab Active Equity Funds
Financial Notes, unaudited (continued)

 10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
69Schwab Active Equity Funds | Semiannual Report

Schwab Active Equity Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
Schwab Active Equity Funds | Semiannual Report70

Schwab Active Equity Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None
71Schwab Active Equity Funds | Semiannual Report

Schwab Active Equity Funds

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Vice President
(Mar. 2022 – present) and Director (Oct. 2015 – Mar. 2022), Charles Schwab Investment
Management, Inc.

Schwab Active Equity Funds | Semiannual Report72

Schwab Active Equity Funds
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President
and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles
Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer
(May 2001 – Apr. 2018), ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles
Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice
President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President
(Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President
(Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant
Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
73Schwab Active Equity Funds | Semiannual Report

Schwab Active Equity Funds
Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dividend Equity Spliced Index An internally calculated index, comprised of the S&P 500 Index from inception of the Schwab Dividend Equity Fund until the close of business on February 27, 2015, and the Russell 1000 Value Index thereafter.
Dow Jones Global Health Care Index An index that measures the performance of healthcare providers, researchers, and supplies producers around the world. The index is quoted in U.S. dollars.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net) A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Growth Index An index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Index An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 1000 Value Index An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.
Russell 2000 Index An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock A share of ownership, or equity, in the issuing company.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
Schwab Active Equity Funds | Semiannual Report74

Notes

Notes

Schwab Active Equity Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2023 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR27230-20
00286318

Semiannual Report | April 30, 2023
Schwab Fundamental Index* Funds

Schwab Fundamental
US Large Company Index Fund
Schwab Fundamental
US Small Company Index Fund
Schwab Fundamental International
Large Company Index Fund
Schwab Fundamental International
Small Company Index Fund
Schwab Fundamental Emerging Markets
Large Company Index Fund
*
SCHWAB is a registered trademark of Charles Schwab & Co., Inc.
FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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Schwab Fundamental Index Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.
Schwab Fundamental Index Funds | Semiannual Report1

Schwab Fundamental Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Total Return for the 6 Months Ended April 30, 2023
Schwab Fundamental US Large Company Index Fund (Ticker Symbol: SFLNX)	5.63%
Russell RAFITM US Large Company Index	5.71%
Russell 1000® Index	8.01%
Fund Category: Morningstar Large Value[1]	3.89%
Performance Details	pages 4-5

Schwab Fundamental US Small Company Index Fund (Ticker Symbol: SFSNX)	0.54%
Russell RAFITM US Small Company Index	0.62%
Russell 2000® Index	-3.45%
Fund Category: Morningstar Small Blend[1]	-0.76%
Performance Details	pages 6-7

Schwab Fundamental International Large Company Index Fund[2] (Ticker Symbol: SFNNX)	22.42%
Russell RAFITM Developed ex US Large Company Index (Net)[3]	22.11%
MSCI EAFE® Index (Net)[3]	24.19%
Fund Category: Morningstar Foreign Large Value[1]	22.84%
Performance Details	pages 8-9
Total Return for the 6 Months Ended April 30, 2023
Schwab Fundamental International Small Company Index Fund[2] (Ticker Symbol: SFILX)	21.50% *
Russell RAFITM Developed ex US Small Company Index (Net)[3]	21.29%
S&P Developed ex-U.S. Small Cap Index (Net)[3]	19.73%
Fund Category: Morningstar Foreign Small/Mid Value[1]	20.29%
Performance Details	pages 10-11

Schwab Fundamental Emerging Markets Large Company Index Fund[2] (Ticker Symbol: SFENX)	18.87%
Russell RAFITM Emerging Markets Large Company Index (Net)[3]	18.99%
MSCI Emerging Markets Index (Net)[3]	16.36%
Fund Category: Morningstar Diversified Emerging Markets[1]	15.89%
Performance Details	pages 12-13

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for each fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Index ownership — The funds are not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFITM Index Series (the Indices) or otherwise. The Indices are compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Indices and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Indices. For full disclaimer please see the funds’ statement of additional information.
*
Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
1
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
2Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental Index Funds
Fund Management

Christopher Bliss, CFA, Managing Director and Head of Passive Equity Strategies for Schwab Asset
Management, is responsible for overseeing the investment process and portfolio management of investment strategies for passive equity Schwab Funds and Schwab ETFs, and Schwab Personalized Indexing™ separately managed accounts. Before joining Schwab in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays
Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. In this role, Mr. Bliss was responsible for overseeing a team of portfolio managers managing domestic, developed international and emerging markets index strategies.
Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab Fundamental US Large Company Index Fund and Schwab
Fundamental US Small Company Index Fund. Prior to joining Schwab in 2017, Mr. Brown spent six years with
ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading, and analytics/research functions for ALPS
ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Ferian Juwono, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the oversight and day-to-day co-management of the Schwab Fundamental US Large Company Index Fund and
Schwab Fundamental US Small Company Index Fund. Prior to joining Schwab in 2010, Mr. Juwono worked at
BlackRock (formerly Barclays Global Investors) where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that,
Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

David Rios, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index Fund, Schwab Fundamental
International Small Company Index Fund, and Schwab Fundamental Emerging Markets Large Company Index
Fund. Prior to this role, Mr. Rios was an associate portfolio manager on the equity index strategies team for four years. His first role with Schwab Asset Management was as a trade operations specialist. Prior to joining
Schwab in 2008, Mr. Rios was a senior fund accountant at Investors Bank & Trust (subsequently acquired by
State Street Corporation).

Sabya Sinha, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab Fundamental US Large Company Index Fund and Schwab Fundamental US
Small Company Index Fund. Prior to joining Schwab in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years. Mr. Sinha also spent time as a software consultant at DPM Mellon, LLC and an equity trader at Jane Street Capital.

Agnes Zau, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab Fundamental US Large Company Index Fund and Schwab Fundamental US
Small Company Index Fund. Prior to joining Schwab in 2018, Ms. Zau was at BlackRock for three years, most recently as a multi-asset portfolio investment consultant where she advised institutional clients on asset allocation and strategy, constructed risk decomposition and portfolio optimization, and conducted scenario analyses for the core multi-asset target risk strategies. She spent the preceding three years as a derivatives specialist at Mellon Capital.

Schwab Fundamental Index Funds | Semiannual Report3

Schwab Fundamental US Large Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental US Large Company Index Fund (4/2/07)	5.63%	3.20%	11.18%	11.27%
Russell RAFITM US Large Company Index	5.71%	3.47%	11.42%	11.59%
Russell 1000® Index	8.01%	1.82%	11.07%	11.95%
Fund Category: Morningstar Large Value[2]	3.89%	1.38%	7.89%	9.02%
Fund Expense Ratio[3]: 0.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Index ownership – The Schwab Fundamental US Large Company Index Fund is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFITM US Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus.
4Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental US Large Company Index Fund
Performance and Fund Facts as of April 30, 2023

Statistics1
Number of Holdings	732
Weighted Average Market Cap (millions)	$357,754
Price/Earnings Ratio (P/E)	15.4
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate	4% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Portfolio turnover rate excludes in-kind transactions.
3
Not annualized.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
This list is not a recommendation of any security by the investment adviser.
Schwab Fundamental Index Funds | Semiannual Report5

Schwab Fundamental US Small Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental US Small Company Index Fund (4/2/07)	0.54%	-2.47%	6.41%	9.06%
Russell RAFITM US Small Company Index	0.62%	-2.34%	6.59%	9.31%
Russell 2000® Index	-3.45%	-3.65%	4.15%	7.88%
Fund Category: Morningstar Small Blend[2]	-0.76%	-2.08%	5.15%	8.00%
Fund Expense Ratio[3]: 0.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Index ownership – The Schwab Fundamental US Small Company Index Fund is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFITM US Small Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus.
6Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental US Small Company Index Fund
Performance and Fund Facts as of April 30, 2023

Statistics1
Number of Holdings	1003
Weighted Average Market Cap (millions)	$4,696
Price/Earnings Ratio (P/E)	13.2
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate	14% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
1
Excludes derivatives.
2
Portfolio turnover rate excludes in-kind transactions.
3
Not annualized.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
This list is not a recommendation of any security by the investment adviser.
Schwab Fundamental Index Funds | Semiannual Report7

Schwab Fundamental International Large Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Large Company Index Fund (4/2/07)	22.42%	8.60%	4.09%	5.48%
Russell RAFITM Developed ex US Large Company Index (Net)[3]	22.11%	7.67%	4.09%	5.62%
MSCI EAFE® Index (Net)[3]	24.19%	8.42%	3.63%	4.76%
Fund Category: Morningstar Foreign Large Value[4]	22.84%	7.56%	2.59%	3.82%
Fund Expense Ratio[5]: 0.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Index ownership – The Schwab Fundamental International Large Company Index Fund is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFITM Developed ex US Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
5
As stated in the prospectus.
8Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Large Company Index Fund
Performance and Fund Facts as of April 30, 2023

Statistics1
Number of Holdings	927
Weighted Average Market Cap (millions)	$66,719
Price/Earnings Ratio (P/E)	9.8
Price/Book Ratio (P/B)	1.1
Portfolio Turnover Rate	9% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3

Top Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
1
Excludes derivatives.
2
Not annualized.
3
This list is not a recommendation of any security by the investment adviser.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
Schwab Fundamental Index Funds | Semiannual Report9

Schwab Fundamental International Small Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Small Company Index Fund (1/31/08)	21.50% *	2.96%	0.94%	5.22%
Russell RAFITM Developed ex US Small Company Index (Net)[3]	21.29%	2.17%	1.11%	5.57%
S&P Developed ex-U.S. Small Cap Index (Net)[3]	19.73%	-1.09%	1.03%	5.25%
Fund Category: Morningstar Foreign Small/Mid Value[4]	20.29%	4.57%	1.88%	4.89%
Fund Expense Ratio[5]: 0.39%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Index ownership – The Schwab Fundamental International Small Company Index Fund is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFITM Developed ex US Small Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*
Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
5
As stated in the prospectus.
10Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Small Company Index Fund
Performance and Fund Facts as of April 30, 2023

Statistics1
Number of Holdings	1,761
Weighted Average Market Cap (millions)	$3,562
Price/Earnings Ratio (P/E)	11.2
Price/Book Ratio (P/B)	1.0
Portfolio Turnover Rate	14% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3

Top Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
1
Excludes derivatives.
2
Not annualized.
3
This list is not a recommendation of any security by the investment adviser.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
Schwab Fundamental Index Funds | Semiannual Report11

Schwab Fundamental Emerging Markets Large Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental Emerging Markets Large Company Index Fund (1/31/08)	18.87%	1.12%	0.59%	2.53%
Russell RAFITM Emerging Markets Large Company Index (Net)[3]	18.99%	-0.38%	0.84%	3.10%
MSCI Emerging Markets Index (Net)[3]	16.36%	-6.51%	-1.05%	1.80%
Fund Category: Morningstar Diversified Emerging Markets[4]	15.89%	-3.74%	-0.52%	1.70%
Fund Expense Ratio[5]: 0.39%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Index ownership – The Schwab Fundamental Emerging Markets Large Company Index Fund is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFITM Emerging Markets Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
5
As stated in the prospectus.
12Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index Fund
Performance and Fund Facts as of April 30, 2023

Statistics1
Number of Holdings	345
Weighted Average Market Cap (millions)	$81,580
Price/Earnings Ratio (P/E)	7.3
Price/Book Ratio (P/B)	1.2
Portfolio Turnover Rate	12% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3

Top Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets. Investing in emerging markets may accentuate these risks.
1
Excludes derivatives.
2
Not annualized.
3
This list is not a recommendation of any security by the investment adviser.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
Schwab Fundamental Index Funds | Semiannual Report13

Schwab Fundamental Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2022 and held through April 30, 2023.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 11/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 4/30/23	EXPENSES PAID DURING PERIOD 11/1/22-4/30/23 [2]
Schwab Fundamental US Large Company Index Fund
Actual Return	0.25%	$1,000.00	$1,056.30	$1.27
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.55	$1.25
Schwab Fundamental US Small Company Index Fund
Actual Return	0.25%	$1,000.00	$1,005.40	$1.24
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.55	$1.25
Schwab Fundamental International Large Company Index Fund
Actual Return	0.25%	$1,000.00	$1,224.20	$1.38
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.55	$1.25
Schwab Fundamental International Small Company Index Fund
Actual Return	0.39%	$1,000.00	$1,215.00	$2.14
Hypothetical 5% Return	0.39%	$1,000.00	$1,022.86	$1.96
Schwab Fundamental Emerging Markets Large Company Index Fund
Actual Return	0.39%	$1,000.00	$1,188.70	$2.12
Hypothetical 5% Return	0.39%	$1,000.00	$1,022.86	$1.96

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days in the period, and divided by 365 days in the fiscal year.

14Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental US Large Company Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$21.19	$23.19	$16.28	$17.56	$17.47	$16.89
Income (loss) from investment operations:
Net investment income (loss)[1]	0.23	0.43	0.39	0.42	0.42	0.38
Net realized and unrealized gains (losses)	0.95	(1.33)	7.64	(0.75)	1.08	0.76
Total from investment operations	1.18	(0.90)	8.03	(0.33)	1.50	1.14
Less distributions:
Distributions from net investment income	(0.44)	(0.40)	(0.44)	(0.43)	(0.42)	(0.36)
Distributions from net realized gains	—	(0.70)	(0.68)	(0.52)	(0.99)	(0.20)
Total distributions	(0.44)	(1.10)	(1.12)	(0.95)	(1.41)	(0.56)
Net asset value at end of period	$21.93	$21.19	$23.19	$16.28	$17.56	$17.47
Total return	5.63%[2]	(4.18%)	51.33%	(2.33%)	10.56%	6.83%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%[3,4]	0.25%[4]	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	2.20%[3]	1.95%	1.87%	2.57%	2.53%	2.17%
Portfolio turnover rate	4%[2,5]	13%[5]	16%[5]	13%	20%	10%
Net assets, end of period (x 1,000,000)	$6,860	$6,460	$6,821	$4,547	$5,237	$4,887

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
Schwab Fundamental Index Funds | Semiannual Report15

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 1.4%
Adient plc *	47,283	1,746,634
Aptiv plc *	56,288	5,789,784
Autoliv, Inc.	34,233	2,937,534
BorgWarner, Inc.	116,996	5,631,017
Dana, Inc.	115,130	1,702,773
Ford Motor Co.	2,103,221	24,986,266
General Motors Co.	1,078,879	35,646,162
Gentex Corp.	85,994	2,372,574
Harley-Davidson, Inc.	51,854	1,923,783
Lear Corp.	42,667	5,446,869
Tesla, Inc. *	26,241	4,311,659
The Goodyear Tire & Rubber Co. *	363,390	3,877,371
Thor Industries, Inc.	28,890	2,282,888
		98,655,314

Banks 6.3%
Bank of America Corp.	2,276,816	66,665,172
Citigroup, Inc.	1,596,408	75,142,925
Citizens Financial Group, Inc.	180,135	5,573,377
Comerica, Inc.	52,875	2,293,189
Credicorp Ltd.	22,907	3,103,440
East West Bancorp, Inc.	22,318	1,153,617
Fifth Third Bancorp	209,357	5,485,153
First Horizon Corp.	66,336	1,164,197
First Republic Bank (a)	14,425	50,632
Huntington Bancshares, Inc.	291,871	3,268,955
JPMorgan Chase & Co.	980,371	135,526,487
KeyCorp	282,941	3,185,916
M&T Bank Corp.	49,878	6,274,652
New York Community Bancorp, Inc.	237,250	2,536,203
Popular, Inc.	25,738	1,544,537
Regions Financial Corp.	220,710	4,030,165
Synovus Financial Corp.	34,261	1,055,239
The PNC Financial Services Group, Inc.	116,733	15,204,473
Truist Financial Corp.	260,453	8,485,559
U.S. Bancorp	474,851	16,277,892
Wells Fargo & Co.	1,914,263	76,091,954
Zions Bancorp NA	58,143	1,619,864
		435,733,598

Capital Goods 7.2%
3M Co.	194,534	20,663,401
A.O. Smith Corp.	30,597	2,089,469
Acuity Brands, Inc.	12,264	1,930,108
AECOM	40,708	3,380,799
AerCap Holdings N.V. *	38,035	2,143,653
AGCO Corp.	20,442	2,533,581
Air Lease Corp.	36,484	1,467,386
Allegion plc	14,564	1,609,031
Allison Transmission Holdings, Inc.	61,734	3,012,002
AMETEK, Inc.	25,811	3,560,111
Boise Cascade Co.	21,896	1,495,716
SECURITY	NUMBER OF SHARES	VALUE ($)
Carlisle Cos., Inc.	10,337	2,231,241
Carrier Global Corp.	204,664	8,559,048
Caterpillar, Inc.	110,072	24,083,754
Cummins, Inc.	50,819	11,944,498
Curtiss-Wright Corp.	9,036	1,534,584
Deere & Co.	35,069	13,256,783
Donaldson Co., Inc.	27,482	1,746,481
Dover Corp.	27,365	3,999,668
Eaton Corp. plc	94,187	15,740,531
EMCOR Group, Inc.	19,970	3,414,870
Emerson Electric Co.	139,885	11,646,825
Fastenal Co.	85,537	4,605,312
Flowserve Corp.	43,832	1,463,550
Fluor Corp. *	61,495	1,787,045
Fortive Corp.	35,054	2,211,557
Fortune Brands Innovations, Inc.	47,038	3,042,888
General Dynamics Corp.	65,062	14,205,637
General Electric Co.	367,740	36,395,228
Graco, Inc.	21,045	1,668,658
Hexcel Corp.	24,441	1,761,707
Honeywell International, Inc.	136,683	27,314,731
Howmet Aerospace, Inc.	84,782	3,754,995
Hubbell, Inc.	10,316	2,778,305
Huntington Ingalls Industries, Inc.	15,071	3,039,218
IDEX Corp.	9,045	1,866,164
Illinois Tool Works, Inc.	55,319	13,383,879
Ingersoll Rand, Inc.	27,729	1,581,108
ITT, Inc.	18,835	1,590,427
Johnson Controls International plc	171,285	10,249,694
L3Harris Technologies, Inc.	39,309	7,671,151
Lennox International, Inc.	6,457	1,820,293
Lincoln Electric Holdings, Inc.	11,016	1,848,485
Lockheed Martin Corp.	47,237	21,939,225
Masco Corp.	65,470	3,503,300
MasTec, Inc. *	20,325	1,805,063
MDU Resources Group, Inc.	73,824	2,157,137
MSC Industrial Direct Co., Inc., Class A	18,873	1,712,347
Mueller Industries, Inc.	18,515	1,330,303
Nordson Corp.	6,358	1,375,299
Northrop Grumman Corp.	27,317	12,600,513
nVent Electric plc	38,633	1,619,882
Oshkosh Corp.	32,160	2,460,883
Otis Worldwide Corp.	42,269	3,605,546
Owens Corning	37,986	4,057,285
PACCAR, Inc.	143,749	10,736,613
Parker-Hannifin Corp.	22,573	7,333,516
Pentair plc	46,180	2,682,134
Quanta Services, Inc.	27,152	4,606,065
Raytheon Technologies Corp.	202,051	20,184,895
Regal Rexnord Corp.	13,635	1,774,732
Resideo Technologies, Inc. *	64,312	1,144,754
Rockwell Automation, Inc.	18,420	5,220,412
Sensata Technologies Holding plc	40,144	1,744,257
Snap-on, Inc.	14,735	3,822,406
Spirit AeroSystems Holdings, Inc., Class A	73,952	2,200,812
Stanley Black & Decker, Inc.	66,208	5,716,399
Textron, Inc.	68,989	4,618,124
See financial notes
16Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
The Boeing Co. *	151,953	31,420,841
The Middleby Corp. *	9,243	1,302,154
The Timken Co.	19,534	1,501,188
The Toro Co.	16,168	1,685,676
Trane Technologies plc	35,116	6,524,904
TransDigm Group, Inc.	7,877	6,025,905
Triton International Ltd.	19,206	1,587,760
UFP Industries, Inc.	23,131	1,816,246
United Rentals, Inc.	19,596	7,076,312
Univar Solutions, Inc. *	63,219	2,244,275
W.W. Grainger, Inc.	8,605	5,985,380
Watsco, Inc.	7,134	2,471,075
WESCO International, Inc.	14,455	2,081,520
Westinghouse Air Brake Technologies Corp.	29,637	2,894,646
Xylem, Inc.	23,132	2,402,027
		493,055,383

Commercial & Professional Services 1.1%
ABM Industries, Inc.	34,999	1,490,257
ASGN, Inc. *	13,691	980,139
Automatic Data Processing, Inc.	42,461	9,341,420
Booz Allen Hamilton Holding Corp.	24,334	2,329,250
Broadridge Financial Solutions, Inc.	16,618	2,416,423
CACI International, Inc., Class A *	6,055	1,897,153
Cintas Corp.	10,168	4,634,269
Concentrix Corp.	8,178	789,259
Copart, Inc. *	26,111	2,064,075
Equifax, Inc.	10,400	2,167,152
Genpact Ltd.	38,056	1,695,395
Jacobs Solutions, Inc.	32,451	3,746,792
KBR, Inc.	26,572	1,507,430
Leidos Holdings, Inc.	43,770	4,081,990
ManpowerGroup, Inc.	56,428	4,272,164
Maximus, Inc.	24,216	2,025,668
Paychex, Inc.	35,191	3,866,083
Republic Services, Inc.	32,435	4,690,750
Robert Half International, Inc.	36,924	2,695,452
Science Applications International Corp.	18,271	1,864,190
SS&C Technologies Holdings, Inc.	34,877	2,041,700
TransUnion	21,465	1,477,007
Verisk Analytics, Inc.	14,801	2,873,022
Waste Management, Inc.	64,822	10,763,693
		75,710,733

Consumer Discretionary Distribution & Retail 4.0%
Academy Sports & Outdoors, Inc.	23,361	1,483,891
Advance Auto Parts, Inc.	20,770	2,607,258
Amazon.com, Inc. *	648,981	68,435,046
Asbury Automotive Group, Inc. *	7,901	1,528,527
AutoNation, Inc. *	25,547	3,364,540
AutoZone, Inc. *	1,502	4,000,292
Bath & Body Works, Inc.	73,869	2,592,802
Best Buy Co., Inc.	161,416	12,028,720
Big Lots, Inc. (b)	91,884	826,037
Burlington Stores, Inc. *	8,772	1,691,329
CarMax, Inc. *	60,779	4,256,353
Dick's Sporting Goods, Inc.	22,043	3,196,455
eBay, Inc.	252,537	11,725,293
Foot Locker, Inc.	70,722	2,969,617
Genuine Parts Co.	29,949	5,040,716
Group 1 Automotive, Inc.	11,493	2,579,949
Kohl's Corp.	228,712	5,038,525
Lithia Motors, Inc.	10,738	2,371,917
LKQ Corp.	74,113	4,278,544
Lowe’s Cos., Inc.	122,090	25,373,965
SECURITY	NUMBER OF SHARES	VALUE ($)
Macy's, Inc.	263,342	4,303,008
Murphy USA, Inc.	9,566	2,632,850
Nordstrom, Inc. (b)	91,184	1,409,705
O'Reilly Automotive, Inc. *	9,526	8,738,295
Penske Automotive Group, Inc.	12,770	1,769,667
Pool Corp.	3,876	1,361,716
Qurate Retail, Inc., Series A *	1,360,110	1,083,464
Ross Stores, Inc.	57,312	6,116,910
The Gap, Inc.	202,955	1,948,368
The Home Depot, Inc.	166,541	50,052,232
The ODP Corp. *	49,433	2,136,000
The TJX Cos., Inc.	206,945	16,311,405
Tractor Supply Co.	17,497	4,171,285
Ulta Beauty, Inc. *	5,925	3,267,223
Williams-Sonoma, Inc.	18,585	2,249,528
		272,941,432

Consumer Durables & Apparel 1.7%
Brunswick Corp.	27,552	2,336,134
Capri Holdings Ltd. *	45,201	1,875,841
Carter's, Inc.	21,283	1,484,915
D.R. Horton, Inc.	109,949	12,074,599
Deckers Outdoor Corp. *	4,574	2,192,501
Garmin Ltd.	7,650	751,001
Hanesbrands, Inc.	295,984	1,550,956
Hasbro, Inc.	34,592	2,048,538
KB Home	45,340	1,986,799
Leggett & Platt, Inc.	55,911	1,806,484
Lennar Corp., Class A	104,513	11,790,112
Lululemon Athletica, Inc. *	7,932	3,013,605
M.D.C. Holdings, Inc.	34,100	1,397,077
Meritage Homes Corp.	19,654	2,516,695
Mohawk Industries, Inc. *	35,876	3,799,268
Newell Brands, Inc.	167,679	2,037,300
NIKE, Inc., Class B	157,863	20,004,399
NVR, Inc. *	886	5,174,240
Polaris, Inc.	18,681	2,029,691
PulteGroup, Inc.	131,045	8,799,672
PVH Corp.	49,870	4,279,345
Ralph Lauren Corp.	17,797	2,042,918
Skechers U.S.A., Inc., Class A *	37,475	1,993,295
Tapestry, Inc.	79,161	3,230,560
Taylor Morrison Home Corp. *	62,462	2,691,488
Tempur Sealy International, Inc.	41,460	1,553,506
Toll Brothers, Inc.	55,773	3,564,452
Tri Pointe Homes, Inc. *	85,050	2,439,234
VF Corp.	141,385	3,323,961
Whirlpool Corp.	40,035	5,588,486
		119,377,072

Consumer Services 2.1%
Aramark	79,747	2,767,221
Booking Holdings, Inc. *	7,087	19,037,879
Carnival Corp. *	689,175	6,347,302
Chipotle Mexican Grill, Inc. *	1,487	3,074,551
Darden Restaurants, Inc.	23,391	3,553,795
Domino’s Pizza, Inc.	6,969	2,212,448
Expedia Group, Inc. *	21,955	2,062,892
H&R Block, Inc.	38,278	1,298,007
Hilton Worldwide Holdings, Inc.	28,932	4,166,787
Las Vegas Sands Corp. *	115,114	7,350,029
Marriott International, Inc., Class A	29,780	5,042,945
McDonald’s Corp.	109,302	32,326,066
MGM Resorts International	119,868	5,384,471
Penn Entertainment, Inc. *	37,507	1,117,334
Royal Caribbean Cruises Ltd. *	67,068	4,388,259
See financial notes
Schwab Fundamental Index Funds | Semiannual Report17

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Service Corp. International	23,670	1,661,397
Starbucks Corp.	250,335	28,610,787
Travel & Leisure Co.	35,360	1,353,227
Vail Resorts, Inc.	6,296	1,514,314
Wynn Resorts Ltd. *	23,935	2,735,292
Yum! Brands, Inc.	57,899	8,139,441
		144,144,444

Consumer Staples Distribution & Retail 3.7%
BJ's Wholesale Club Holdings, Inc. *	14,099	1,076,741
Casey's General Stores, Inc.	13,657	3,124,995
Costco Wholesale Corp.	75,716	38,101,805
Dollar General Corp.	49,562	10,976,001
Dollar Tree, Inc. *	44,227	6,798,132
Performance Food Group Co. *	60,756	3,808,794
SpartanNash Co.	50,354	1,234,680
Sprouts Farmers Market, Inc. *	55,183	1,912,643
Sysco Corp.	121,196	9,300,581
Target Corp.	178,378	28,139,129
The Kroger Co.	478,475	23,268,239
U.S. Foods Holding Corp. *	143,631	5,515,430
United Natural Foods, Inc. *	41,332	1,127,124
Walgreens Boots Alliance, Inc.	801,044	28,236,801
Walmart, Inc.	590,108	89,088,605
		251,709,700

Energy 7.0%
Antero Resources Corp. *	40,637	934,245
APA Corp.	65,501	2,413,712
Baker Hughes Co.	331,722	9,699,551
Cheniere Energy, Inc.	19,356	2,961,468
Chevron Corp.	528,605	89,112,231
CNX Resources Corp. *	69,180	1,074,365
ConocoPhillips	251,458	25,872,514
Delek US Holdings, Inc.	45,952	999,456
Devon Energy Corp.	64,792	3,461,836
Diamondback Energy, Inc.	9,994	1,421,147
EOG Resources, Inc.	99,666	11,907,097
Equitrans Midstream Corp.	174,285	897,568
Exxon Mobil Corp.	1,283,528	151,892,703
Halliburton Co.	149,799	4,905,917
Helmerich & Payne, Inc.	39,209	1,300,170
Hess Corp.	18,466	2,678,678
HF Sinclair Corp.	91,778	4,048,328
Kinder Morgan, Inc.	697,535	11,962,725
Marathon Oil Corp.	175,439	4,238,606
Marathon Petroleum Corp.	214,034	26,112,148
Murphy Oil Corp.	46,028	1,689,688
NOV, Inc.	123,381	2,066,632
Occidental Petroleum Corp.	150,027	9,231,161
ONEOK, Inc.	108,673	7,108,301
Ovintiv, Inc.	50,323	1,815,654
PBF Energy, Inc., Class A	71,181	2,481,370
Peabody Energy Corp. *	53,299	1,280,242
Phillips 66	286,335	28,347,165
Pioneer Natural Resources Co.	22,368	4,866,158
Schlumberger Ltd.	308,822	15,240,366
Southwestern Energy Co. *	112,903	585,967
Targa Resources Corp.	43,558	3,289,936
TechnipFMC plc *	171,873	2,352,941
The Williams Cos., Inc.	259,995	7,867,449
Valero Energy Corp.	234,288	26,865,805
World Fuel Services Corp.	235,005	5,555,518
		478,538,818

SECURITY	NUMBER OF SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) 1.6%
Alexandria Real Estate Equities, Inc.	13,731	1,705,116
American Tower Corp.	37,107	7,584,300
AvalonBay Communities, Inc.	19,419	3,502,605
Boston Properties, Inc.	41,893	2,235,410
Brixmor Property Group, Inc.	75,176	1,603,504
Camden Property Trust	11,901	1,309,705
Crown Castle, Inc.	47,966	5,904,135
Digital Realty Trust, Inc.	36,894	3,658,040
Equinix, Inc.	8,202	5,938,904
Equity Residential	58,100	3,674,825
Essex Property Trust, Inc.	8,860	1,946,808
Extra Space Storage, Inc.	10,333	1,571,029
Gaming & Leisure Properties, Inc.	29,957	1,557,764
Healthpeak Properties, Inc.	92,874	2,040,442
Host Hotels & Resorts, Inc.	228,980	3,702,607
Invitation Homes, Inc.	55,279	1,844,660
Iron Mountain, Inc.	65,572	3,622,197
Kimco Realty Corp.	78,446	1,505,379
Lamar Advertising Co., Class A	15,700	1,659,176
Medical Properties Trust, Inc.	94,561	829,300
Mid-America Apartment Communities, Inc.	13,746	2,114,135
Omega Healthcare Investors, Inc.	47,106	1,260,557
Park Hotels & Resorts, Inc.	143,868	1,733,609
Prologis, Inc.	52,598	6,587,899
Public Storage	11,787	3,475,161
Realty Income Corp.	32,934	2,069,573
Regency Centers Corp.	25,470	1,564,622
SBA Communications Corp.	4,452	1,161,482
Service Properties Trust	243,051	2,131,557
Simon Property Group, Inc.	65,743	7,449,997
SL Green Realty Corp. (b)	40,656	962,327
Sun Communities, Inc.	10,150	1,410,139
UDR, Inc.	36,721	1,517,679
Ventas, Inc.	112,914	5,425,518
VICI Properties, Inc.	42,171	1,431,284
Vornado Realty Trust	86,000	1,290,860
Welltower, Inc.	85,104	6,741,939
Weyerhaeuser Co.	205,687	6,152,098
WP Carey, Inc.	19,828	1,471,238
		113,347,580

Financial Services 7.5%
Affiliated Managers Group, Inc.	14,940	2,157,037
AGNC Investment Corp.	153,165	1,517,865
Ally Financial, Inc.	254,773	6,720,912
American Express Co.	142,724	23,027,090
Ameriprise Financial, Inc.	27,591	8,418,566
Annaly Capital Management, Inc.	87,395	1,746,152
Apollo Global Management, Inc.	9,215	584,139
Berkshire Hathaway, Inc., Class A *	87	43,750,558
Berkshire Hathaway, Inc., Class B *	322,168	105,848,296
BlackRock, Inc.	22,890	15,363,768
Blackstone, Inc.	53,555	4,784,068
Bread Financial Holdings, Inc.	75,897	2,094,757
Capital One Financial Corp.	232,785	22,649,980
Cboe Global Markets, Inc.	13,237	1,849,209
Chimera Investment Corp.	174,096	988,865
CME Group, Inc.	33,593	6,240,572
Coinbase Global, Inc., Class A *(b)	5,150	277,018
Discover Financial Services	127,782	13,221,604
Equitable Holdings, Inc.	82,917	2,155,013
Evercore, Inc., Class A	15,577	1,776,868
Fidelity National Information Services, Inc.	109,604	6,435,947
See financial notes
18Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Fiserv, Inc. *	51,554	6,295,774
FleetCor Technologies, Inc. *	14,677	3,139,704
Franklin Resources, Inc.	170,266	4,576,750
Global Payments, Inc.	39,543	4,456,891
Intercontinental Exchange, Inc.	65,215	7,103,870
Invesco Ltd.	166,712	2,855,777
Jack Henry & Associates, Inc.	8,890	1,452,093
Janus Henderson Group plc	67,837	1,760,370
Jefferies Financial Group, Inc.	73,664	2,359,458
KKR & Co., Inc.	75,901	4,028,066
Lazard Ltd., Class A	41,949	1,313,004
LPL Financial Holdings, Inc.	10,190	2,128,080
Mastercard, Inc., Class A	53,460	20,316,404
MGIC Investment Corp.	102,879	1,529,811
Moody's Corp.	13,922	4,359,257
Morgan Stanley	232,754	20,940,877
MSCI, Inc.	3,988	1,924,011
Nasdaq, Inc.	34,279	1,898,028
Navient Corp.	160,914	2,661,518
Northern Trust Corp.	50,112	3,916,754
OneMain Holdings, Inc.	79,645	3,055,979
PayPal Holdings, Inc. *	136,594	10,381,144
Radian Group, Inc.	61,976	1,504,157
Raymond James Financial, Inc.	25,982	2,352,150
Rithm Capital Corp.	193,090	1,575,614
S&P Global, Inc.	30,743	11,146,797
SEI Investments Co.	29,210	1,720,761
SLM Corp.	113,882	1,710,508
Starwood Property Trust, Inc. (b)	74,530	1,333,342
State Street Corp.	94,122	6,801,256
Synchrony Financial	481,805	14,218,066
T. Rowe Price Group, Inc.	71,646	8,047,995
The Bank of New York Mellon Corp.	325,473	13,861,895
The Carlyle Group, Inc.	28,738	871,624
The Charles Schwab Corp. (c)	89,910	4,696,898
The Goldman Sachs Group, Inc.	94,268	32,375,402
The Western Union Co.	208,340	2,277,156
Visa, Inc., Class A	116,000	26,996,680
Voya Financial, Inc.	26,058	1,992,916
		517,545,121

Food, Beverage & Tobacco 4.0%
Altria Group, Inc.	580,910	27,599,034
Archer-Daniels-Midland Co.	225,305	17,591,814
Bunge Ltd.	74,945	7,014,852
Campbell Soup Co.	49,411	2,683,017
Coca-Cola Europacific Partners plc	69,804	4,500,264
Conagra Brands, Inc.	138,132	5,243,491
Constellation Brands, Inc., Class A	24,492	5,620,179
Darling Ingredients, Inc. *	24,371	1,451,780
Flowers Foods, Inc.	54,952	1,511,730
General Mills, Inc.	129,486	11,476,344
Hormel Foods Corp.	65,720	2,657,717
Ingredion, Inc.	33,809	3,589,502
Kellogg Co.	62,127	4,334,601
Keurig Dr Pepper, Inc.	129,549	4,236,252
Lamb Weston Holdings, Inc.	17,409	1,946,500
McCormick & Co., Inc. - Non Voting Shares	31,028	2,725,810
Molson Coors Beverage Co., Class B	87,561	5,208,128
Mondelez International, Inc., Class A	280,738	21,538,219
Monster Beverage Corp. *	83,048	4,650,688
PepsiCo, Inc.	214,822	41,007,372
Philip Morris International, Inc.	321,649	32,155,251
Post Holdings, Inc. *	22,756	2,059,190
The Coca-Cola Co.	503,978	32,330,189
The Hershey Co.	14,622	3,992,683
SECURITY	NUMBER OF SHARES	VALUE ($)
The JM Smucker Co.	37,722	5,824,654
The Kraft Heinz Co.	235,024	9,229,392
Tyson Foods, Inc., Class A	184,750	11,545,028
		273,723,681

Health Care Equipment & Services 5.9%
Abbott Laboratories	194,895	21,530,051
Align Technology, Inc. *	6,641	2,160,317
AmerisourceBergen Corp.	17,470	2,914,869
Baxter International, Inc.	138,377	6,597,815
Becton, Dickinson & Co.	35,667	9,427,145
Boston Scientific Corp. *	114,692	5,977,747
Cardinal Health, Inc.	133,748	10,980,711
Centene Corp. *	193,322	13,325,685
Chemed Corp.	2,522	1,390,252
Cigna Corp.	93,469	23,674,763
CVS Health Corp.	599,434	43,944,507
DaVita, Inc. *	52,945	4,784,110
Dentsply Sirona, Inc.	69,013	2,893,715
Edwards Lifesciences Corp. *	31,269	2,751,047
Elevance Health, Inc.	69,772	32,698,648
Encompass Health Corp.	28,196	1,808,773
HCA Healthcare, Inc.	57,797	16,606,812
Henry Schein, Inc. *	44,899	3,628,288
Hologic, Inc. *	34,721	2,986,353
Humana, Inc.	44,460	23,585,585
IDEXX Laboratories, Inc. *	4,062	1,999,154
Intuitive Surgical, Inc. *	16,971	5,112,005
Laboratory Corp. of America Holdings	24,349	5,520,162
McKesson Corp.	29,428	10,718,855
Medtronic plc	322,642	29,344,290
Molina Healthcare, Inc. *	11,598	3,454,928
Owens & Minor, Inc. *	44,935	698,290
Patterson Cos., Inc.	44,451	1,205,067
Quest Diagnostics, Inc.	37,317	5,179,973
ResMed, Inc.	9,408	2,266,952
STERIS plc	9,573	1,804,989
Stryker Corp.	36,001	10,787,700
Teleflex, Inc.	6,067	1,653,379
Tenet Healthcare Corp. *	52,486	3,848,273
The Cooper Cos., Inc.	5,186	1,978,200
UnitedHealth Group, Inc.	156,609	77,065,723
Universal Health Services, Inc., Class B	42,648	6,412,127
Zimmer Biomet Holdings, Inc.	37,146	5,142,492
		407,859,752

Household & Personal Products 1.4%
Church & Dwight Co., Inc.	38,196	3,709,596
Colgate-Palmolive Co.	139,890	11,163,222
Kimberly-Clark Corp.	70,263	10,180,406
The Clorox Co.	23,736	3,931,156
The Estee Lauder Cos., Inc., Class A	20,217	4,987,938
The Procter & Gamble Co.	409,782	64,081,709
		98,054,027

Insurance 3.4%
Aflac, Inc.	201,674	14,086,929
American Financial Group, Inc.	17,843	2,189,871
American International Group, Inc.	373,869	19,830,012
Aon plc, Class A	30,780	10,009,040
Arch Capital Group Ltd. *	53,858	4,043,120
Arthur J. Gallagher & Co.	17,315	3,602,559
Assurant, Inc.	12,262	1,509,820
Assured Guaranty Ltd.	32,387	1,744,688
Brown & Brown, Inc.	24,143	1,554,568
See financial notes
Schwab Fundamental Index Funds | Semiannual Report19

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Chubb Ltd.	81,915	16,510,787
Cincinnati Financial Corp.	35,033	3,728,913
CNO Financial Group, Inc.	118,629	2,662,035
Everest Re Group Ltd.	8,500	3,213,000
Fidelity National Financial, Inc.	88,319	3,134,441
First American Financial Corp.	48,935	2,819,145
Genworth Financial, Inc., Class A *	452,744	2,630,443
Globe Life, Inc.	26,519	2,877,842
Kemper Corp.	26,769	1,302,312
Lincoln National Corp.	108,762	2,363,398
Loews Corp.	63,765	3,670,951
Markel Corp. *	2,259	3,091,509
Marsh & McLennan Cos., Inc.	56,302	10,145,057
MetLife, Inc.	245,687	15,067,984
Old Republic International Corp.	117,134	2,959,976
Primerica, Inc.	11,199	2,043,930
Principal Financial Group, Inc.	68,504	5,116,564
Prudential Financial, Inc.	163,228	14,200,836
Reinsurance Group of America, Inc.	22,448	3,194,799
RenaissanceRe Holdings Ltd.	8,071	1,738,574
The Allstate Corp.	128,268	14,848,304
The Hanover Insurance Group, Inc.	12,078	1,444,046
The Hartford Financial Services Group, Inc.	115,332	8,187,419
The Progressive Corp.	104,203	14,213,289
The Travelers Cos., Inc.	113,282	20,519,902
Unum Group	100,622	4,246,248
W.R. Berkley Corp.	35,258	2,077,401
Willis Towers Watson plc	19,072	4,417,075
		230,996,787

Materials 3.3%
Air Products & Chemicals, Inc.	30,826	9,073,941
Albemarle Corp.	9,121	1,691,581
Alcoa Corp.	65,398	2,428,882
AptarGroup, Inc.	13,885	1,645,511
Arconic Corp. *	74,622	1,846,894
Avery Dennison Corp.	15,687	2,737,068
Axalta Coating Systems Ltd. *	55,774	1,760,785
Ball Corp.	59,194	3,147,937
Berry Global Group, Inc.	43,870	2,536,125
Celanese Corp.	42,433	4,508,082
CF Industries Holdings, Inc.	35,233	2,521,978
Cleveland-Cliffs, Inc. *	59,886	921,047
Commercial Metals Co.	39,565	1,847,290
Corteva, Inc.	85,889	5,249,536
Crown Holdings, Inc.	28,239	2,422,341
Dow, Inc.	214,752	11,682,509
DuPont de Nemours, Inc.	206,253	14,379,959
Eagle Materials, Inc.	8,525	1,263,490
Eastman Chemical Co.	60,905	5,132,464
Ecolab, Inc.	42,562	7,143,606
FMC Corp.	15,938	1,969,618
Freeport-McMoRan, Inc.	211,953	8,035,138
Graphic Packaging Holding Co.	93,997	2,317,966
Huntsman Corp.	92,380	2,474,860
International Flavors & Fragrances, Inc.	27,103	2,627,907
International Paper Co.	214,789	7,111,664
Linde plc	67,575	24,965,584
Louisiana-Pacific Corp.	25,856	1,544,637
LyondellBasell Industries N.V., Class A	128,837	12,189,269
Martin Marietta Materials, Inc.	9,051	3,287,323
Newmont Corp.	170,297	8,072,078
Nucor Corp.	83,557	12,381,476
O-I Glass, Inc. *	107,588	2,417,502
Olin Corp.	32,320	1,790,528
Packaging Corp. of America	27,353	3,699,767
SECURITY	NUMBER OF SHARES	VALUE ($)
PPG Industries, Inc.	63,578	8,917,450
Reliance Steel & Aluminum Co.	26,529	6,573,886
RPM International, Inc.	24,139	1,980,122
Sealed Air Corp.	42,386	2,034,104
Sonoco Products Co.	36,540	2,215,055
Steel Dynamics, Inc.	56,693	5,893,237
The Chemours Co.	59,479	1,729,055
The Mosaic Co.	76,264	3,267,912
The Sherwin-Williams Co.	22,277	5,291,679
United States Steel Corp.	137,170	3,138,450
Vulcan Materials Co.	18,059	3,162,492
Warrior Met Coal, Inc.	38,847	1,342,941
Westrock Co.	184,977	5,536,362
		229,909,088

Media & Entertainment 6.3%
Activision Blizzard, Inc. *	85,650	6,655,861
Alphabet, Inc., Class A *	646,450	69,389,943
Alphabet, Inc., Class C *	592,987	64,173,053
Charter Communications, Inc., Class A *	59,374	21,891,194
Comcast Corp., Class A	1,647,421	68,153,807
DISH Network Corp., Class A *	182,402	1,369,839
Electronic Arts, Inc.	46,031	5,858,826
Fox Corp., Class A	106,562	3,544,252
Fox Corp., Class B	49,846	1,522,297
Liberty Media Corp. - Liberty SiriusXM, Class A *	50,075	1,407,107
Liberty Media Corp. - Liberty SiriusXM, Class C *	90,126	2,518,120
Meta Platforms, Inc., Class A *	468,691	112,635,821
Netflix, Inc. *	21,221	7,001,445
News Corp., Class A	119,026	2,096,048
News Corp., Class B	37,070	657,992
Nexstar Media Group, Inc., Class A	10,314	1,788,963
Omnicom Group, Inc.	66,643	6,035,857
Paramount Global, Class B	371,096	8,657,670
Take-Two Interactive Software, Inc. *	17,830	2,216,091
TEGNA, Inc.	71,559	1,223,659
The Interpublic Group of Cos., Inc.	95,399	3,408,606
The Walt Disney Co. *	360,910	36,993,275
Warner Bros Discovery, Inc. *	377,599	5,139,122
		434,338,848

Pharmaceuticals, Biotechnology & Life Sciences 6.0%
AbbVie, Inc.	214,291	32,383,656
Agilent Technologies, Inc.	29,843	4,041,638
Amgen, Inc.	132,840	31,847,062
Avantor, Inc. *	43,177	841,088
Biogen, Inc. *	47,732	14,521,506
Bristol-Myers Squibb Co.	322,406	21,527,049
Catalent, Inc. *	16,085	806,180
Danaher Corp.	40,341	9,557,186
Eli Lilly & Co.	38,440	15,216,858
Gilead Sciences, Inc.	440,374	36,203,147
ICON plc *	6,875	1,324,744
Illumina, Inc. *	12,295	2,527,360
IQVIA Holdings, Inc. *	29,380	5,530,197
Jazz Pharmaceuticals plc *	12,783	1,795,628
Johnson & Johnson	462,424	75,698,809
Merck & Co., Inc.	422,283	48,761,018
Mettler-Toledo International, Inc. *	1,806	2,693,649
Moderna, Inc. *	4,441	590,164
Organon & Co.	48,180	1,186,673
PerkinElmer, Inc.	12,120	1,581,539
Perrigo Co., plc	63,530	2,362,681
Pfizer, Inc.	1,306,045	50,792,090
See financial notes
20Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Regeneron Pharmaceuticals, Inc. *	10,492	8,412,381
Syneos Health, Inc. *	28,782	1,129,981
Thermo Fisher Scientific, Inc.	31,531	17,496,552
United Therapeutics Corp. *	6,908	1,589,738
Vertex Pharmaceuticals, Inc. *	10,730	3,656,033
Viatris, Inc.	568,232	5,301,605
Waters Corp. *	8,289	2,489,684
West Pharmaceutical Services, Inc.	4,610	1,665,316
Zoetis, Inc.	33,519	5,891,970
		409,423,182

Real Estate Management & Development 0.2%
Anywhere Real Estate, Inc. *	208,130	1,325,788
CBRE Group, Inc., Class A *	78,644	6,028,849
DigitalBridge Group, Inc.	105,053	1,305,809
Jones Lang LaSalle, Inc. *	24,216	3,366,993
		12,027,439

Semiconductors & Semiconductor Equipment 4.1%
Advanced Micro Devices, Inc. *	74,468	6,655,205
Analog Devices, Inc.	39,947	7,185,666
Applied Materials, Inc.	147,469	16,668,421
Broadcom, Inc.	46,775	29,304,538
First Solar, Inc. *	11,695	2,135,273
Intel Corp.	2,806,190	87,160,261
KLA Corp.	12,940	5,001,828
Lam Research Corp.	18,971	9,942,322
Marvell Technology, Inc.	46,480	1,835,030
Microchip Technology, Inc.	51,982	3,794,166
Micron Technology, Inc.	380,864	24,512,407
MKS Instruments, Inc.	13,844	1,161,096
NVIDIA Corp.	61,135	16,964,351
NXP Semiconductors N.V.	40,881	6,693,855
ON Semiconductor Corp. *	38,962	2,803,706
Qorvo, Inc. *	33,446	3,079,708
QUALCOMM, Inc.	215,063	25,119,358
Skyworks Solutions, Inc.	49,273	5,218,011
Teradyne, Inc.	24,064	2,198,968
Texas Instruments, Inc.	134,528	22,493,082
		279,927,252

Software & Services 5.4%
Accenture plc, Class A	79,410	22,257,829
Adobe, Inc. *	31,667	11,956,192
Akamai Technologies, Inc. *	30,112	2,468,281
Amdocs Ltd.	36,833	3,361,011
ANSYS, Inc. *	5,749	1,804,726
Autodesk, Inc. *	8,282	1,613,251
Cadence Design Systems, Inc. *	12,554	2,629,435
Check Point Software Technologies Ltd. *	19,469	2,479,572
Cognizant Technology Solutions Corp., Class A	201,826	12,051,030
DXC Technology Co. *	134,682	3,212,166
Fortinet, Inc. *	23,838	1,502,986
Gartner, Inc. *	4,383	1,325,682
Gen Digital, Inc.	126,321	2,232,092
International Business Machines Corp.	307,785	38,907,102
Intuit, Inc.	16,739	7,431,279
Kyndryl Holdings, Inc. *	467,858	6,765,227
Microsoft Corp.	601,518	184,822,421
NCR Corp. *	68,826	1,534,132
Oracle Corp.	385,189	36,485,102
Palo Alto Networks, Inc. *	8,725	1,591,963
Roper Technologies, Inc.	9,033	4,108,028
Salesforce, Inc. *	44,575	8,842,343
SECURITY	NUMBER OF SHARES	VALUE ($)
Synopsys, Inc. *	6,214	2,307,382
VeriSign, Inc. *	7,503	1,664,165
VMware, Inc., Class A *	38,584	4,824,158
		368,177,555

Technology Hardware & Equipment 7.2%
Amphenol Corp., Class A	64,641	4,878,456
Apple Inc.	1,813,335	307,686,683
Arista Networks, Inc. *	10,737	1,719,638
Arrow Electronics, Inc. *	53,639	6,137,911
Avnet, Inc.	132,310	5,459,111
CDW Corp.	23,498	3,985,026
Ciena Corp. *	33,138	1,525,674
Cisco Systems, Inc.	1,354,257	63,988,643
Corning, Inc.	281,670	9,357,077
Dell Technologies, Inc., Class C	44,048	1,915,648
F5, Inc. *	14,095	1,893,804
Flex Ltd. *	225,492	4,638,370
Hewlett Packard Enterprise Co.	1,018,302	14,582,085
HP, Inc.	413,855	12,295,632
Insight Enterprises, Inc. *	13,998	1,693,058
Jabil, Inc.	59,960	4,685,874
Juniper Networks, Inc.	130,075	3,921,761
Keysight Technologies, Inc. *	11,055	1,598,995
Motorola Solutions, Inc.	15,406	4,489,308
NetApp, Inc.	69,333	4,360,352
Sanmina Corp. *	42,099	2,200,094
Seagate Technology Holdings plc	88,307	5,189,802
TD SYNNEX Corp.	10,915	971,872
TE Connectivity Ltd.	61,405	7,514,130
Teledyne Technologies, Inc. *	3,883	1,609,115
Trimble, Inc. *	28,129	1,324,876
Vishay Intertechnology, Inc.	61,506	1,309,463
Western Digital Corp. *	197,479	6,801,177
Xerox Holdings Corp.	172,235	2,698,922
Zebra Technologies Corp., Class A *	6,276	1,807,676
		492,240,233

Telecommunication Services 3.2%
AT&T, Inc.	5,952,824	105,186,400
Liberty Global plc, Class A *	130,033	2,536,944
Liberty Global plc, Class C *	225,071	4,577,944
Lumen Technologies, Inc.	1,849,141	4,382,464
Telephone & Data Systems, Inc.	128,609	1,286,090
T-Mobile US, Inc. *	87,177	12,544,770
Verizon Communications, Inc.	2,228,044	86,514,949
		217,029,561

Transportation 2.0%
Avis Budget Group, Inc. *	12,948	2,287,523
C.H. Robinson Worldwide, Inc.	47,995	4,841,256
CSX Corp.	524,005	16,055,513
Delta Air Lines, Inc. *	66,420	2,278,870
Expeditors International of Washington, Inc.	40,901	4,656,170
FedEx Corp.	104,150	23,723,287
GXO Logistics, Inc. *	34,113	1,812,424
JB Hunt Transport Services, Inc.	18,093	3,171,522
Knight-Swift Transportation Holdings, Inc.	48,775	2,747,008
Landstar System, Inc.	10,758	1,893,731
Norfolk Southern Corp.	58,340	11,844,770
Old Dominion Freight Line, Inc.	10,141	3,249,075
Ryder System, Inc.	41,534	3,287,831
Southwest Airlines Co.	63,287	1,916,963
See financial notes
Schwab Fundamental Index Funds | Semiannual Report21

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Uber Technologies, Inc. *	62,423	1,938,234
Union Pacific Corp.	143,224	28,028,937
United Airlines Holdings, Inc. *	44,749	1,960,006
United Parcel Service, Inc., Class B	100,455	18,062,814
Werner Enterprises, Inc.	31,891	1,440,517
ZIM Integrated Shipping Services Ltd. (b)	23,603	402,903
		135,599,354

Utilities 3.5%
Alliant Energy Corp.	50,665	2,793,668
Ameren Corp.	55,410	4,929,828
American Electric Power Co., Inc.	121,329	11,213,226
American Water Works Co., Inc.	23,341	3,460,303
Atmos Energy Corp.	22,398	2,556,508
Black Hills Corp.	18,319	1,196,048
CenterPoint Energy, Inc.	150,912	4,598,289
CMS Energy Corp.	68,174	4,244,513
Consolidated Edison, Inc.	100,555	9,901,651
Constellation Energy Corp.	14,360	1,111,464
Dominion Energy, Inc.	202,439	11,567,364
DTE Energy Co.	49,247	5,535,855
Duke Energy Corp.	212,919	21,053,431
Edison International	108,833	8,010,109
Entergy Corp.	58,085	6,248,784
Evergy, Inc.	89,951	5,586,857
Eversource Energy	76,386	5,928,317
Exelon Corp.	330,360	14,020,478
FirstEnergy Corp.	186,931	7,439,854
National Fuel Gas Co.	18,946	1,059,081
NextEra Energy, Inc.	239,192	18,329,283
NiSource, Inc.	101,736	2,895,407
NRG Energy, Inc.	101,438	3,466,136
OGE Energy Corp.	54,894	2,060,721
PG&E Corp. *	151,554	2,593,089
Pinnacle West Capital Corp.	41,875	3,285,513
Portland General Electric Co.	30,376	1,537,633
PPL Corp.	297,362	8,540,237
Public Service Enterprise Group, Inc.	126,821	8,015,087
Sempra Energy	52,255	8,125,130
Southwest Gas Holdings, Inc.	20,560	1,151,360
The AES Corp.	227,491	5,382,437
The Southern Co.	267,127	19,647,191
UGI Corp.	83,834	2,840,296
Vistra Corp.	224,572	5,358,288
SECURITY	NUMBER OF SHARES	VALUE ($)
WEC Energy Group, Inc.	61,678	5,931,573
Xcel Energy, Inc.	119,621	8,362,704
		239,977,713
Total Common Stocks (Cost $4,176,713,266)		6,830,043,667

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% (d)	16,357,605	16,357,605
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% (d)(e)	3,373,625	3,373,625
		19,731,230
Total Short-Term Investments (Cost $19,731,230)		19,731,230
Total Investments in Securities (Cost $4,196,444,496)		6,849,774,897

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/16/23	139	29,110,075	660,815

*	Non-income producing security.
(a)	First Republic Bank was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on May 1, 2023 and the position has subsequently been sold.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $3,316,566.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.
Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2023:
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Financial Services 0.1%
The Charles Schwab Corp.	$6,547,679	$533,853	($15,962)	$525	($2,369,197)	$4,696,898	89,910	$39,460
See financial notes
22Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$6,830,043,667	$—	$—	$6,830,043,667
Short-Term Investments[1]	19,731,230	—	—	19,731,230
Futures Contracts[2]	660,815	—	—	660,815
Total	$6,850,435,712	$—	$—	$6,850,435,712

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
Schwab Fundamental Index Funds | Semiannual Report23

Schwab Fundamental US Large Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $2,844,802)		$4,696,898
Investments in securities, at value - unaffiliated (cost $4,193,599,694) including securities on loan of $3,316,566		6,845,077,999
Deposit with broker for futures contracts		4,706,400
Receivables:
Dividends		9,380,830
Fund shares sold		4,493,318
Variation margin on future contracts		299,580
Income from securities on loan	+	20,255
Total assets		6,868,675,280

Liabilities
Collateral held for securities on loan		3,373,625
Payables:
Fund shares redeemed		3,747,624
Investment adviser fees	+	1,305,081
Total liabilities		8,426,330
Net assets		$6,860,248,950

Net Assets by Source
Capital received from investors		$4,160,257,452
Total distributable earnings	+	2,699,991,498
Net assets		$6,860,248,950

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$6,860,248,950		312,845,178		$21.93

See financial notes
24Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental US Large Company Index Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $51,516)		$81,142,714
Interest received from securities - unaffiliated		65,526
Dividends received from securities - affiliated		39,460
Securities on loan, net	+	43,063
Total investment income		81,290,763

Expenses
Investment adviser fees		8,304,757
Proxy fees[1]	+	9,616
Total expenses	–	8,314,373
Net investment income		72,976,390

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated		525
Net realized losses on sales of securities - unaffiliated		(38,126,848)
Net realized gains on sales of in-kind redemptions - unaffiliated		197,219,835
Net realized losses on futures contracts	+	(1,114,908)
Net realized gains		157,978,604
Net change in unrealized appreciation (depreciation) on securities - affiliated		(2,369,197)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		126,496,672
Net change in unrealized appreciation (depreciation) on futures contracts	+	225,094
Net change in unrealized appreciation (depreciation)	+	124,352,569
Net realized and unrealized gains		282,331,173
Increase in net assets resulting from operations		$355,307,563

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
Schwab Fundamental Index Funds | Semiannual Report25

Schwab Fundamental US Large Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$72,976,390	$131,737,756
Net realized gains		157,978,604	345,491,240
Net change in unrealized appreciation (depreciation)	+	124,352,569	(774,463,060)
Increase (decrease) in net assets resulting from operations		$355,307,563	($297,234,064 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($133,865,719 )	($324,469,338 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		44,396,782	$950,634,474	97,191,423	$2,125,844,925
Shares reinvested		4,461,960	94,504,309	9,796,275	221,297,842
Shares redeemed	+	(40,821,178)	(866,710,009)	(96,242,413)	(2,085,588,810)
Net transactions in fund shares		8,037,564	$178,428,774	10,745,285	$261,553,957

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		304,807,614	$6,460,378,332	294,062,329	$6,820,527,777
Total increase (decrease)	+	8,037,564	399,870,618	10,745,285	(360,149,445)
End of period		312,845,178	$6,860,248,950	304,807,614	$6,460,378,332
See financial notes
26Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental US Small Company Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$15.22	$19.32	$11.97	$13.85	$14.68	$15.32
Income (loss) from investment operations:
Net investment income (loss)[1]	0.14	0.22	0.18	0.17	0.20	0.22
Net realized and unrealized gains (losses)	(0.07)	(2.17)	7.38	(1.53)	0.32	0.17
Total from investment operations	0.07	(1.95)	7.56	(1.36)	0.52	0.39
Less distributions:
Distributions from net investment income	(0.17)	(0.24)	(0.21)	(0.20)	(0.22)	(0.21)
Distributions from net realized gains	(0.81)	(1.91)	—	(0.32)	(1.13)	(0.82)
Total distributions	(0.98)	(2.15)	(0.21)	(0.52)	(1.35)	(1.03)
Net asset value at end of period	$14.31	$15.22	$19.32	$11.97	$13.85	$14.68
Total return	0.54%[2]	(11.37%)	63.73%	(10.42%)	5.61%	2.40%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%[3]	0.25%[4]	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	1.88%[3]	1.35%	1.02%	1.43%	1.50%	1.42%
Portfolio turnover rate	14%[2,5]	35%[5]	36%[5]	28%	34%	30%
Net assets, end of period (x 1,000,000)	$1,617	$1,631	$1,945	$1,394	$1,908	$1,782

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
Schwab Fundamental Index Funds | Semiannual Report27

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 1.8%
American Axle & Manufacturing Holdings, Inc. *	333,226	2,382,566
Cooper-Standard Holdings, Inc. *	339,043	4,560,128
Dorman Products, Inc. *	18,723	1,613,174
Fox Factory Holding Corp. *	10,937	1,212,585
Gentherm, Inc. *	25,883	1,543,921
LCI Industries	27,422	3,097,589
Modine Manufacturing Co. *	89,413	1,869,626
Patrick Industries, Inc.	31,086	2,133,432
Standard Motor Products, Inc.	39,591	1,425,672
Stoneridge, Inc. *	43,215	813,738
Visteon Corp. *	44,762	6,284,137
Winnebago Industries, Inc.	39,098	2,273,158
		29,209,726

Banks 6.6%
1st Source Corp.	12,229	509,705
Ameris Bancorp	27,299	914,517
Associated Banc-Corp.	138,753	2,473,966
Axos Financial, Inc. *	30,543	1,242,184
BancFirst Corp.	1,771	141,485
Bank of Hawaii Corp.	29,827	1,444,522
Bank OZK	72,624	2,594,129
BankUnited, Inc.	93,703	2,113,003
Banner Corp.	25,918	1,293,827
BOK Financial Corp.	18,531	1,554,195
Brookline Bancorp, Inc.	56,202	536,167
Cadence Bank	87,686	1,773,011
Capitol Federal Financial, Inc.	136,130	844,006
Cathay General Bancorp	49,919	1,590,919
Central Pacific Financial Corp.	30,474	483,927
City Holding Co.	7,602	693,226
Columbia Banking System, Inc.	128,493	2,744,610
Commerce Bancshares, Inc.	45,065	2,516,880
Community Bank System, Inc.	24,730	1,235,511
ConnectOne Bancorp, Inc.	5,755	90,814
Cullen/Frost Bankers, Inc.	24,730	2,726,482
Customers Bancorp, Inc. *	20,795	454,163
CVB Financial Corp.	57,457	860,131
Eagle Bancorp, Inc.	23,300	584,830
Eastern Bankshares, Inc.	38,576	449,410
Enterprise Financial Services Corp.	13,973	597,485
F.N.B. Corp.	257,854	2,960,164
First BanCorp	93,833	1,102,538
First Bancorp/Southern Pines NC	15,169	466,902
First Busey Corp.	36,296	659,861
First Citizens BancShares, Inc., Class A	3,987	4,015,627
First Commonwealth Financial Corp.	63,231	789,123
First Financial Bancorp	67,486	1,396,960
First Financial Bankshares, Inc.	30,524	893,132
First Hawaiian, Inc.	119,010	2,274,281
First Interstate BancSystem, Inc., Class A	43,782	1,120,381
SECURITY	NUMBER OF SHARES	VALUE ($)
First Merchants Corp.	29,281	854,420
Fulton Financial Corp.	116,586	1,390,871
Glacier Bancorp, Inc.	39,800	1,322,554
Hancock Whitney Corp.	54,534	1,991,582
Hanmi Financial Corp.	25,889	418,366
Heartland Financial USA, Inc.	21,507	700,268
Heritage Financial Corp.	21,945	386,451
Hilltop Holdings, Inc.	63,871	1,981,278
HomeStreet, Inc.	22,654	221,103
Hope Bancorp, Inc.	123,212	1,121,229
Independent Bank Corp.	14,055	787,080
Independent Bank Group, Inc.	15,297	556,505
International Bancshares Corp.	35,440	1,512,225
Kearny Financial Corp.	60,612	472,167
Lakeland Bancorp, Inc.	7,148	102,502
Lakeland Financial Corp.	8,814	446,605
NBT Bancorp, Inc.	26,913	867,675
Northwest Bancshares, Inc.	87,288	1,020,397
OceanFirst Financial Corp.	31,144	498,304
OFG Bancorp	33,211	849,205
Old National Bancorp	192,290	2,578,609
Pacific Premier Bancorp, Inc.	37,975	844,564
PacWest Bancorp (a)	135,387	1,374,178
Park National Corp.	8,116	879,125
Pathward Financial, Inc.	18,251	812,717
Pinnacle Financial Partners, Inc.	28,045	1,520,880
Premier Financial Corp.	5,958	98,962
Prosperity Bancshares, Inc.	44,928	2,813,391
Provident Financial Services, Inc.	50,413	881,219
Renasant Corp.	35,585	1,000,650
S&T Bancorp, Inc.	27,967	769,932
Sandy Spring Bancorp, Inc.	25,759	579,062
Simmons First National Corp., Class A	87,084	1,455,174
Southside Bancshares, Inc.	19,031	603,854
SouthState Corp.	26,019	1,794,791
Texas Capital Bancshares, Inc. *	32,351	1,625,638
The Bank of N.T. Butterfield & Son Ltd.	40,209	1,034,578
Tompkins Financial Corp.	8,955	524,942
Towne Bank	39,293	930,851
TriCo Bancshares	13,281	475,593
Trustmark Corp.	53,137	1,269,443
UMB Financial Corp.	23,182	1,474,607
United Bankshares, Inc.	67,555	2,238,097
United Community Banks, Inc.	41,405	1,030,985
Valley National Bancorp	240,963	2,260,233
Veritex Holdings, Inc.	7,166	123,327
Washington Federal, Inc.	74,376	2,085,503
Washington Trust Bancorp, Inc.	12,954	364,137
Webster Financial Corp.	60,125	2,242,663
WesBanco, Inc.	39,806	1,059,636
Westamerica Bancorp	12,267	496,936
Western Alliance Bancorp	34,015	1,262,637
Wintrust Financial Corp.	32,162	2,198,916
WSFS Financial Corp.	23,463	825,194
		107,173,885

See financial notes
28Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Capital Goods 12.1%
AAON, Inc.	14,232	1,394,736
AAR Corp. *	43,327	2,286,799
Advanced Drainage Systems, Inc.	13,854	1,187,565
Aerojet Rocketdyne Holdings, Inc. *	35,341	1,993,586
Alamo Group, Inc.	8,443	1,492,131
Albany International Corp., Class A	18,141	1,654,641
American Woodmark Corp. *	38,020	1,920,770
API Group Corp. *	99,250	2,258,930
Apogee Enterprises, Inc.	41,012	1,745,471
Applied Industrial Technologies, Inc.	26,567	3,604,079
Arcosa, Inc.	50,966	3,442,244
Argan, Inc.	21,076	847,887
Armstrong World Industries, Inc.	33,165	2,277,109
Astec Industries, Inc.	38,486	1,588,702
Atkore, Inc. *	15,958	2,015,974
AZZ, Inc.	37,003	1,396,123
Barnes Group, Inc.	71,768	3,016,409
Beacon Roofing Supply, Inc. *	54,593	3,285,407
BlueLinx Holdings, Inc. *	3,685	258,171
BWX Technologies, Inc.	60,434	3,902,828
Columbus McKinnon Corp.	28,220	979,516
Comfort Systems USA, Inc.	22,124	3,307,317
Construction Partners, Inc., Class A *	21,666	562,016
Core & Main, Inc., Class A *	34,565	900,764
Crane Co. *	34,063	2,454,920
Crane Holdings Co.	34,070	1,613,555
CSW Industrials, Inc.	5,310	715,098
Douglas Dynamics, Inc.	20,924	613,282
Ducommun, Inc. *	2,941	147,050
DXP Enterprises, Inc. *	31,280	788,256
Dycom Industries, Inc. *	38,242	3,541,974
Encore Wire Corp.	14,952	2,337,446
Enerpac Tool Group Corp.	27,603	655,847
EnerSys	48,266	4,004,630
EnPro Industries, Inc.	14,748	1,390,294
Esab Corp.	29,391	1,715,259
ESCO Technologies, Inc.	14,984	1,402,053
Evoqua Water Technologies Corp. *	28,332	1,401,017
Federal Signal Corp.	40,177	2,064,294
Franklin Electric Co., Inc.	25,708	2,300,095
FTAI Aviation Ltd., Class A	16,361	465,470
Gates Industrial Corp. plc *	114,903	1,547,743
GATX Corp.	38,975	4,439,642
Generac Holdings, Inc. *	21,408	2,188,326
Gibraltar Industries, Inc. *	32,145	1,608,536
GMS, Inc. *	47,307	2,746,644
GrafTech International Ltd.	419,696	1,976,768
Granite Construction, Inc.	80,333	3,063,097
Great Lakes Dredge & Dock Corp. *	92,819	531,853
Griffon Corp.	39,189	1,114,927
H&E Equipment Services, Inc.	46,264	1,688,636
HEICO Corp.	8,605	1,451,147
HEICO Corp., Class A	15,134	2,031,437
Herc Holdings, Inc.	20,347	2,035,107
Hillenbrand, Inc.	52,297	2,385,789
Hillman Solutions Corp. *	25,878	217,375
JELD-WEN Holding, Inc. *	258,783	3,307,247
John Bean Technologies Corp.	17,322	1,883,075
Kadant, Inc.	4,867	904,435
Kaman Corp.	58,424	1,289,418
Kennametal, Inc.	111,455	2,893,372
Kratos Defense & Security Solutions, Inc. *	63,244	815,848
Lindsay Corp.	5,087	614,204
Masonite International Corp. *	33,719	3,082,254
Maxar Technologies, Inc.	54,442	2,870,182
SECURITY	NUMBER OF SHARES	VALUE ($)
McGrath RentCorp	16,166	1,436,834
Mercury Systems, Inc. *	20,068	956,642
Moog, Inc., Class A	35,460	3,195,301
MRC Global, Inc. *	181,490	1,767,713
Mueller Water Products, Inc., Class A	132,634	1,777,296
MYR Group, Inc. *	17,070	2,184,789
National Presto Industries, Inc.	10,029	682,173
NOW, Inc. *	238,839	2,548,412
Parsons Corp. *	24,252	1,054,962
PGT Innovations, Inc. *	43,213	1,108,846
Primoris Services Corp.	114,360	2,893,308
Proto Labs, Inc. *	29,250	841,522
Quanex Building Products Corp.	48,796	932,004
RBC Bearings, Inc. *	6,375	1,447,189
REV Group, Inc.	64,668	693,888
Rush Enterprises, Inc., Class A	67,022	3,559,538
Simpson Manufacturing Co., Inc.	26,343	3,313,422
SiteOne Landscape Supply, Inc. *	16,294	2,407,275
SPX Technologies, Inc. *	18,241	1,161,587
Standex International Corp.	10,639	1,306,576
Sterling Infrastructure, Inc. *	23,991	885,748
Tennant Co.	17,484	1,336,127
Terex Corp.	77,428	3,452,514
Textainer Group Holdings Ltd.	26,667	936,012
The AZEK Co., Inc. *	38,122	1,034,631
The Gorman-Rupp Co.	28,158	691,279
The Greenbrier Cos., Inc.	93,439	2,471,461
The Manitowoc Co., Inc. *	110,117	1,683,689
The Shyft Group, Inc.	29,739	745,854
Titan Machinery, Inc. *	28,485	893,005
TPI Composites, Inc. *	51,040	630,854
Trex Co., Inc. *	36,200	1,978,692
Trinity Industries, Inc.	98,003	2,347,172
Tutor Perini Corp. *	307,872	1,631,722
Valmont Industries, Inc.	12,170	3,536,115
Veritiv Corp.	24,691	2,836,255
Vertiv Holdings Co.	65,971	984,287
Wabash National Corp.	106,404	2,731,391
Watts Water Technologies, Inc., Class A	14,882	2,406,866
WillScot Mobile Mini Holdings Corp. *	30,750	1,396,050
Woodward, Inc.	36,189	3,474,868
Zurn Elkay Water Solutions Corp.	43,460	936,563
		195,907,209

Commercial & Professional Services 5.5%
ACCO Brands Corp.	294,508	1,348,847
Barrett Business Services, Inc.	6,683	558,766
BrightView Holdings, Inc. *	119,574	661,244
Casella Waste Systems, Inc., Class A *	9,563	851,107
CBIZ, Inc. *	25,790	1,358,875
Ceridian HCM Holding, Inc. *	10,221	648,829
Cimpress plc *	42,367	2,200,966
Clarivate plc *	98,361	871,478
Clean Harbors, Inc. *	32,009	4,646,426
Conduent, Inc. *	441,220	1,548,682
CoreCivic, Inc. *	350,181	3,078,091
CoStar Group, Inc. *	43,000	3,308,850
CRA International, Inc.	1,153	121,226
CSG Systems International, Inc.	24,222	1,276,015
Deluxe Corp.	144,984	2,196,508
Dun & Bradstreet Holdings, Inc.	82,677	923,502
Ennis, Inc.	9,934	193,018
ExlService Holdings, Inc. *	9,775	1,743,665
Exponent, Inc.	10,970	1,009,789
FTI Consulting, Inc. *	22,623	4,083,451
Harsco Corp. *	235,354	1,616,882
Healthcare Services Group, Inc.	181,489	2,833,043
See financial notes
Schwab Fundamental Index Funds | Semiannual Report29

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Heidrick & Struggles International, Inc.	19,889	499,413
HNI Corp.	82,789	2,150,858
Huron Consulting Group, Inc. *	12,541	1,063,351
ICF International, Inc.	15,400	1,755,600
Insperity, Inc.	15,426	1,889,068
Interface, Inc.	102,537	803,890
KAR Auction Services, Inc. *	180,731	2,447,098
Kelly Services, Inc., Class A	221,423	3,633,551
Kforce, Inc.	25,325	1,497,721
Korn Ferry	46,663	2,240,757
Matthews International Corp., Class A	50,407	1,908,913
MillerKnoll, Inc.	105,047	1,786,849
MSA Safety, Inc.	14,640	1,899,540
NV5 Global, Inc. *	1,197	113,392
Paycom Software, Inc. *	4,553	1,322,055
Pitney Bowes, Inc.	666,810	2,340,503
Resources Connection, Inc.	54,439	794,265
Rollins, Inc.	52,197	2,205,323
SP Plus Corp. *	21,065	719,791
Steelcase, Inc., Class A	285,122	2,280,976
Stericycle, Inc. *	62,333	2,845,501
Tetra Tech, Inc.	23,445	3,244,085
The Brink's Co.	35,412	2,225,644
The GEO Group, Inc. *	446,422	3,361,558
TriNet Group, Inc. *	23,068	2,140,249
TrueBlue, Inc. *	107,890	1,634,534
TTEC Holdings, Inc.	13,831	471,222
UniFirst Corp.	15,772	2,581,561
Verra Mobility Corp. *	40,927	693,713
		89,630,241

Consumer Discretionary Distribution & Retail 4.8%
1-800-Flowers.com, Inc., Class A *	67,750	623,977
Abercrombie & Fitch Co., Class A *	127,857	3,009,754
American Eagle Outfitters, Inc.	305,104	4,085,343
America's Car-Mart, Inc. *	8,311	668,121
Arko Corp.	82,121	686,532
Big 5 Sporting Goods Corp. (a)	65,724	517,905
Boot Barn Holdings, Inc. *	12,452	902,396
Caleres, Inc.	45,429	1,035,781
Camping World Holdings, Inc., Class A (a)	24,408	546,495
Chico's FAS, Inc. *	262,800	1,324,512
Citi Trends, Inc. *	30,556	527,397
Conn's, Inc. *	82,520	394,446
ContextLogic, Inc., Class A *(a)	12,272	88,481
Designer Brands, Inc., Class A	118,068	966,977
Dillard's, Inc., Class A	6,942	2,071,423
Etsy, Inc. *	20,578	2,078,995
Five Below, Inc. *	13,134	2,592,126
Floor & Decor Holdings, Inc., Class A *	22,529	2,238,031
Franchise Group, Inc.	4,970	145,373
GameStop Corp., Class A *(a)	140,390	2,708,123
Genesco, Inc. *	32,009	1,109,432
Groupon, Inc. *(a)	94,478	338,231
Guess?, Inc.	69,661	1,313,110
Haverty Furniture Cos., Inc.	38,945	1,173,802
Hibbett, Inc.	25,919	1,408,179
Leslie's, Inc. *	10,716	116,269
LL Flooring Holdings, Inc. *	32,312	106,306
MarineMax, Inc. *	40,971	1,193,076
MercadoLibre, Inc. *	1,535	1,960,947
Monro, Inc.	33,081	1,616,999
National Vision Holdings, Inc. *	44,941	945,559
Ollie's Bargain Outlet Holdings, Inc. *	41,044	2,678,121
Overstock.com, Inc. *	53,979	1,099,012
Petco Health & Wellness Co., Inc. *	25,042	249,418
SECURITY	NUMBER OF SHARES	VALUE ($)
PetMed Express, Inc.	32,621	501,385
RH *	6,162	1,572,111
Sally Beauty Holdings, Inc. *	233,481	3,322,435
Shoe Carnival, Inc.	31,347	728,818
Signet Jewelers Ltd.	56,916	4,187,879
Sleep Number Corp. *	58,953	1,329,390
Sonic Automotive, Inc., Class A	51,829	2,307,427
Sportsman's Warehouse Holdings, Inc. *	76,735	477,292
Stitch Fix, Inc., Class A *	187,655	639,904
The Aaron's Co., Inc.	116,775	1,558,946
The Buckle, Inc.	37,265	1,249,495
The Children's Place, Inc. *	24,940	739,222
The Container Store Group, Inc. *	29,018	89,666
TravelCenters of America, Inc. *	36,594	3,151,841
Upbound Group, Inc.	89,392	2,383,191
Urban Outfitters, Inc. *	144,830	3,919,100
Valvoline, Inc.	76,946	2,658,484
Victoria's Secret & Co. *	72,870	2,259,699
Vroom, Inc. *	275,232	222,635
Wayfair, Inc., Class A *	15,999	557,245
Zumiez, Inc. *	41,983	734,073
		77,110,887

Consumer Durables & Apparel 3.8%
Acushnet Holdings Corp.	25,211	1,263,827
Beazer Homes USA, Inc. *	81,201	1,730,393
Cavco Industries, Inc. *	6,371	1,912,702
Century Communities, Inc.	39,536	2,662,354
Columbia Sportswear Co.	39,488	3,298,827
Crocs, Inc. *	21,803	2,696,377
Ethan Allen Interiors, Inc.	45,678	1,275,786
Fossil Group, Inc. *	222,183	746,535
G-III Apparel Group Ltd. *	141,888	2,227,642
GoPro, Inc., Class A *	25,293	108,254
Helen of Troy Ltd. *	26,663	2,675,365
Installed Building Products, Inc.	12,271	1,524,917
iRobot Corp. *	38,225	1,503,389
Kontoor Brands, Inc.	34,645	1,564,915
La-Z-Boy, Inc.	86,685	2,490,460
LGI Homes, Inc. *	22,775	2,705,670
M/I Homes, Inc. *	56,319	3,809,417
Malibu Boats, Inc., Class A *	12,332	699,841
Mattel, Inc. *	161,847	2,913,246
Movado Group, Inc.	16,937	433,926
Oxford Industries, Inc.	12,474	1,287,192
Peloton Interactive, Inc., Class A *	15,244	135,367
Skyline Champion Corp. *	23,415	1,736,691
Smith & Wesson Brands, Inc.	112,653	1,354,089
Sonos, Inc. *	44,259	935,635
Steven Madden Ltd.	87,824	3,077,353
Sturm, Ruger & Co., Inc.	26,744	1,539,385
TopBuild Corp. *	18,720	4,220,986
Topgolf Callaway Brands Corp. *	40,374	895,092
Tupperware Brands Corp. *	313,170	391,462
Under Armour, Inc., Class A *	176,903	1,569,130
Under Armour, Inc., Class C *	181,532	1,459,517
Vista Outdoor, Inc. *	54,100	1,303,810
Wolverine World Wide, Inc.	165,239	2,766,101
YETI Holdings, Inc. *	24,984	985,619
		61,901,272

Consumer Services 6.0%
ADT, Inc.	278,558	1,866,339
Adtalem Global Education, Inc. *	74,600	3,026,522
Airbnb, Inc., Class A *	2,195	262,676
Arcos Dorados Holdings, Inc., Class A	128,688	1,021,783
See financial notes
30Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
BJ's Restaurants, Inc. *	37,162	1,209,251
Bloomin' Brands, Inc.	109,344	2,708,451
Boyd Gaming Corp.	41,907	2,908,346
Bright Horizons Family Solutions, Inc. *	28,344	2,157,545
Brinker International, Inc. *	60,007	2,395,479
Caesars Entertainment, Inc. *	45,149	2,044,798
Carriage Services, Inc.	4,255	122,161
Choice Hotels International, Inc.	8,132	1,036,993
Churchill Downs, Inc.	12,816	3,749,065
Cracker Barrel Old Country Store, Inc.	36,152	3,837,896
Dave & Buster's Entertainment, Inc. *	35,265	1,250,497
Denny's Corp. *	77,400	867,654
Dine Brands Global, Inc.	11,608	753,707
DoorDash, Inc., Class A *	6,418	392,717
Everi Holdings, Inc. *	37,880	575,776
Frontdoor, Inc. *	38,659	1,057,710
Graham Holdings Co., Class B	5,627	3,238,732
Grand Canyon Education, Inc. *	29,246	3,471,500
Hilton Grand Vacations, Inc. *	37,249	1,594,257
Hyatt Hotels Corp., Class A *	38,199	4,366,146
International Game Technology plc	124,536	3,504,443
Jack in the Box, Inc.	38,640	3,581,542
Laureate Education, Inc.	181,987	2,254,819
Light & Wonder, Inc. *	65,283	3,935,912
Marriott Vacations Worldwide Corp.	26,582	3,576,874
Norwegian Cruise Line Holdings Ltd. *	279,732	3,734,422
Papa John's International, Inc.	10,908	815,809
Perdoceo Education Corp. *	88,449	1,148,068
Planet Fitness, Inc., Class A *	24,971	2,076,089
Red Rock Resorts, Inc., Class A	30,594	1,492,987
Sabre Corp. *	545,484	2,181,936
SeaWorld Entertainment, Inc. *	13,972	749,738
Six Flags Entertainment Corp. *	142,039	3,447,287
Strategic Education, Inc.	21,165	1,862,520
Stride, Inc. *	37,968	1,631,105
Texas Roadhouse, Inc.	38,226	4,228,560
The Cheesecake Factory, Inc.	44,340	1,493,815
The Wendy's Co.	144,215	3,187,152
Wingstop, Inc.	4,998	1,000,150
WW International, Inc. *	202,888	1,694,115
Wyndham Hotels & Resorts, Inc.	38,124	2,600,819
		96,114,163

Consumer Staples Distribution & Retail 1.0%
Grocery Outlet Holding Corp. *	52,104	1,551,657
Ingles Markets, Inc., Class A	31,555	2,904,322
PriceSmart, Inc.	39,354	2,899,603
Rite Aid Corp. *	668,526	1,403,905
The Andersons, Inc.	69,462	3,104,951
The Chefs' Warehouse, Inc. *	21,627	719,314
Weis Markets, Inc.	35,012	2,888,140
		15,471,892

Energy 4.2%
Antero Midstream Corp.	104,395	1,123,290
Arch Resources, Inc.	17,479	2,136,808
Archrock, Inc.	200,265	2,060,727
Berry Corp.	71,862	549,026
Cactus, Inc., Class A	13,300	538,384
California Resources Corp.	16,965	687,083
Callon Petroleum Co. *	4,556	150,986
ChampionX Corp.	51,814	1,403,123
Chord Energy Corp.	1,969	280,248
Civitas Resources, Inc.	4,028	278,133
Comstock Resources, Inc.	12,715	146,223
CONSOL Energy, Inc.	32,022	1,900,185
SECURITY	NUMBER OF SHARES	VALUE ($)
Core Laboratories N.V.	52,302	1,177,318
CVR Energy, Inc.	46,254	1,218,330
Denbury, Inc. *	3,799	354,751
DHT Holdings, Inc.	190,367	1,806,583
Diamond Offshore Drilling, Inc. *	13,141	150,990
Dorian LPG Ltd.	35,225	782,699
Dril-Quip, Inc. *	36,547	997,002
DTE Midstream LLC *	33,736	1,662,173
EQT Corp.	74,683	2,601,956
Expro Group Holdings N.V. *	9,819	195,300
Geopark Ltd.	10,888	119,006
Golar LNG Ltd. *	32,280	732,756
Green Plains, Inc. *	62,086	2,121,479
Helix Energy Solutions Group, Inc. *	226,401	1,641,407
International Seaways, Inc.	24,174	962,609
Kosmos Energy Ltd. *	263,995	1,689,568
Liberty Energy, Inc.	80,608	1,032,588
Magnolia Oil & Gas Corp., Class A	10,651	224,949
Matador Resources Co.	29,178	1,430,597
Nabors Industries Ltd. *	18,260	1,821,252
NexTier Oilfield Solutions, Inc. *	124,797	1,008,360
Oceaneering International, Inc. *	143,168	2,538,369
Oil States International, Inc. *	142,577	1,003,742
Par Pacific Holdings, Inc. *	43,304	1,014,613
Patterson-UTI Energy, Inc.	196,919	2,203,524
PDC Energy, Inc.	36,106	2,348,695
Permian Resources Corp.	100,565	1,050,904
ProPetro Holding Corp. *	167,295	1,161,027
Range Resources Corp.	49,607	1,312,105
REX American Resources Corp. *	5,560	157,292
RPC, Inc.	86,005	635,577
Scorpio Tankers, Inc.	31,053	1,622,519
Select Energy Services, Inc., Class A	21,592	160,429
SFL Corp., Ltd.	161,404	1,467,162
SM Energy Co.	77,460	2,175,077
Talos Energy, Inc. *	43,306	590,261
Teekay Tankers Ltd., Class A *	35,459	1,435,735
Texas Pacific Land Corp.	634	936,830
Transocean Ltd. *	709,612	4,186,711
Tsakos Energy Navigation Ltd.	9,113	156,379
US Silica Holdings, Inc. *	59,787	780,220
Valaris Ltd. *	19,838	1,190,280
Vital Energy, Inc. *	5,532	257,404
Weatherford International plc *	65,395	4,226,479
		67,597,223

Equity Real Estate Investment Trusts (REITs) 7.9%
Acadia Realty Trust	70,117	947,281
Agree Realty Corp.	11,987	814,996
Alexander & Baldwin, Inc.	95,047	1,827,754
American Assets Trust, Inc.	37,251	677,968
American Homes 4 Rent, Class A	80,398	2,674,038
Americold Realty Trust, Inc.	110,073	3,257,060
Apartment Income REIT Corp.	86,185	3,187,121
Apple Hospitality REIT, Inc.	226,871	3,378,109
Ashford Hospitality Trust, Inc. *	129,027	438,692
Brandywine Realty Trust	331,553	1,303,003
Broadstone Net Lease, Inc.	38,717	626,054
CBL & Associates Properties, Inc. (a)	10,602	245,224
Centerspace	9,952	561,094
Chatham Lodging Trust	59,773	612,076
Corporate Office Properties Trust	87,514	2,003,195
Cousins Properties, Inc.	92,015	2,006,847
CubeSmart	67,041	3,049,695
DiamondRock Hospitality Co.	226,877	1,839,973
Diversified Healthcare Trust	3,230,728	2,950,947
Douglas Emmett, Inc.	167,557	2,158,134
See financial notes
Schwab Fundamental Index Funds | Semiannual Report31

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Easterly Government Properties, Inc.	51,600	726,012
EastGroup Properties, Inc.	9,284	1,546,343
Elme Communities	72,568	1,250,347
Empire State Realty Trust, Inc., Class A	219,226	1,339,471
EPR Properties	59,515	2,497,249
Equity Commonwealth	41,118	851,965
Equity LifeStyle Properties, Inc.	52,599	3,624,071
Essential Properties Realty Trust, Inc.	25,975	642,881
Federal Realty Investment Trust	37,714	3,729,537
First Industrial Realty Trust, Inc.	37,767	1,981,635
Four Corners Property Trust, Inc.	27,185	693,489
Getty Realty Corp.	19,310	643,602
Global Net Lease, Inc.	97,615	1,099,145
Healthcare Realty Trust, Inc.	209,740	4,148,657
Highwoods Properties, Inc.	106,538	2,441,851
HomeBanc Corp. *(b)	6,875	0
Hudson Pacific Properties, Inc.	206,094	1,145,883
Independence Realty Trust, Inc.	11,913	198,351
Industrial Logistics Properties Trust	160,412	330,449
InvenTrust Properties Corp.	11,704	263,925
JBG SMITH Properties	103,445	1,476,160
Kilroy Realty Corp.	76,322	2,231,655
Kite Realty Group Trust	74,381	1,541,174
Life Storage, Inc.	23,594	3,170,562
LTC Properties, Inc.	20,929	700,075
LXP Industrial Trust	169,009	1,588,685
National Health Investors, Inc.	23,851	1,187,064
National Retail Properties, Inc.	68,477	2,978,750
National Storage Affiliates Trust	18,862	727,130
Office Properties Income Trust	112,173	731,368
Outfront Media, Inc.	166,599	2,775,539
Paramount Group, Inc.	372,550	1,613,142
Pebblebrook Hotel Trust	117,399	1,670,588
Phillips Edison & Co., Inc.	13,420	423,267
Physicians Realty Trust	119,558	1,724,026
Piedmont Office Realty Trust, Inc., Class A	232,959	1,516,563
PotlatchDeltic Corp.	52,799	2,440,898
Rayonier, Inc.	75,948	2,381,729
Retail Opportunity Investments Corp.	76,798	1,000,678
Rexford Industrial Realty, Inc.	19,468	1,085,730
RLJ Lodging Trust	286,447	2,893,115
RPT Realty	88,771	825,570
Ryman Hospitality Properties, Inc.	24,865	2,229,396
Sabra Health Care REIT, Inc.	198,168	2,259,115
SITE Centers Corp.	173,047	2,135,400
Spirit Realty Capital, Inc.	54,410	2,092,609
STAG Industrial, Inc.	56,750	1,922,123
Star Holdings *	16,613	268,134
Summit Hotel Properties, Inc.	139,155	896,158
Sunstone Hotel Investors, Inc.	240,027	2,287,457
Tanger Factory Outlet Centers, Inc.	110,242	2,161,846
Terreno Realty Corp.	13,261	816,745
The Macerich Co.	367,424	3,670,566
The Necessity Retail REIT, Inc.	105,057	578,864
Uniti Group, Inc.	425,047	1,453,661
Urban Edge Properties	98,702	1,447,958
Veris Residential, Inc. *	91,374	1,493,965
Xenia Hotels & Resorts, Inc.	150,997	1,911,622
		128,023,211

Financial Services 5.7%
A-Mark Precious Metals, Inc.	37,564	1,344,791
Apollo Commercial Real Estate Finance, Inc.	144,410	1,461,429
Arbor Realty Trust, Inc.	77,857	893,020
Ares Management Corp., Class A	17,470	1,530,197
SECURITY	NUMBER OF SHARES	VALUE ($)
Artisan Partners Asset Management, Inc., Class A	58,285	2,020,741
B. Riley Financial, Inc. (a)	19,712	620,928
BGC Partners, Inc., Class A	377,756	1,711,235
Blackstone Mortgage Trust, Inc., Class A	100,139	1,826,535
Block, Inc. *	31,516	1,915,858
Brightsphere Investment Group, Inc.	79,511	1,795,358
BrightSpire Capital, Inc.	77,874	443,882
Broadmark Realty Capital, Inc.	131,135	643,873
Cannae Holdings, Inc. *	55,547	1,013,177
Cohen & Steers, Inc.	13,310	799,399
Compass Diversified Holdings	85,687	1,633,194
Corebridge Financial, Inc.	29,179	491,958
Credit Acceptance Corp. *	5,741	2,810,219
Diamond Hill Investment Group, Inc.	891	144,449
Donnelley Financial Solutions, Inc. *	23,051	996,956
Encore Capital Group, Inc. *	27,443	1,410,021
Enova International, Inc. *	43,873	1,926,902
Essent Group Ltd.	60,665	2,576,442
Euronet Worldwide, Inc. *	33,246	3,681,662
EVERTEC, Inc.	30,652	1,063,318
FactSet Research Systems, Inc.	8,199	3,375,446
Federal Agricultural Mortgage Corp., Class C	5,592	745,358
FirstCash Holdings, Inc.	36,094	3,718,765
Focus Financial Partners, Inc., Class A *	18,357	953,463
Granite Point Mortgage Trust, Inc.	25,967	116,072
Green Dot Corp., Class A *	58,154	999,667
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,102	116,415
Houlihan Lokey, Inc.	22,303	2,038,048
Interactive Brokers Group, Inc., Class A	13,592	1,058,137
Jackson Financial, Inc., Class A	17,773	640,006
KKR Real Estate Finance Trust, Inc.	12,607	135,399
Ladder Capital Corp. REIT	133,242	1,245,813
LendingTree, Inc. *	18,836	448,862
MarketAxess Holdings, Inc.	7,524	2,395,416
MFA Financial, Inc.	169,485	1,811,795
Moelis & Co., Class A	48,737	1,846,158
Morningstar, Inc.	5,935	1,058,270
Mr Cooper Group, Inc. *	27,892	1,291,400
Nelnet, Inc., Class A	13,995	1,347,718
New York Mortgage Trust, Inc.	103,516	1,064,144
NMI Holdings, Inc., Class A *	41,283	966,022
Pagseguro Digital Ltd., Class A *	113,877	1,120,550
Paysafe Ltd. *	72,873	1,046,456
PennyMac Financial Services, Inc.	36,524	2,282,385
PennyMac Mortgage Investment Trust	103,274	1,283,696
Piper Sandler Cos.	9,235	1,250,788
PJT Partners, Inc., Class A	2,041	140,360
PRA Group, Inc. *	34,369	1,246,564
PROG Holdings, Inc. *	187,335	5,663,137
Ready Capital Corp.	41,876	449,329
Redwood Trust, Inc.	140,000	879,200
StepStone Group, Inc., Class A	4,995	110,040
Stifel Financial Corp.	43,781	2,625,547
StoneCo Ltd., Class A *	95,021	1,170,659
TPG RE Finance Trust, Inc.	92,398	658,798
TPG, Inc.	14,125	409,201
Tradeweb Markets, Inc., Class A	17,667	1,243,933
Two Harbors Investment Corp.	74,706	1,040,655
Virtu Financial, Inc., Class A	73,937	1,482,437
Virtus Investment Partners, Inc.	4,839	881,714
Walker & Dunlop, Inc.	23,439	1,577,679
WEX, Inc. *	13,614	2,414,443
World Acceptance Corp. *	11,520	1,162,368
See financial notes
32Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
XP, Inc., Class A *	27,638	394,947
		92,662,804

Food, Beverage & Tobacco 2.8%
Adecoagro SA	167,030	1,413,074
B&G Foods, Inc. (a)	166,804	2,675,536
Brown-Forman Corp., Class B	56,170	3,656,105
Calavo Growers, Inc.	39,766	1,270,921
Cal-Maine Foods, Inc.	31,917	1,516,058
Coca-Cola Consolidated, Inc.	2,421	1,427,083
Dole plc	109,524	1,349,336
Fresh Del Monte Produce, Inc.	127,409	3,657,912
Hostess Brands, Inc. *	62,707	1,615,332
J&J Snack Foods Corp.	11,352	1,739,126
John B. Sanfilippo & Son, Inc.	14,460	1,503,117
Lancaster Colony Corp.	13,342	2,790,079
Mission Produce, Inc. *	44,593	507,914
National Beverage Corp. *	14,706	730,888
Nomad Foods Ltd. *	164,144	3,085,907
Pilgrim's Pride Corp. *	77,142	1,759,609
Seneca Foods Corp., Class A *	4,721	224,720
The Boston Beer Co., Inc., Class A *	5,582	1,772,341
The Hain Celestial Group, Inc. *	138,155	2,477,119
The Simply Good Foods Co. *	5,419	197,089
TreeHouse Foods, Inc. *	74,214	3,951,896
Universal Corp.	60,298	3,309,757
Vector Group Ltd.	139,351	1,775,332
		44,406,251

Health Care Equipment & Services 4.3%
Acadia Healthcare Co., Inc. *	39,797	2,876,925
AdaptHealth Corp. *	8,123	96,501
Addus HomeCare Corp. *	7,441	608,227
Amedisys, Inc. *	20,224	1,623,987
AMN Healthcare Services, Inc. *	24,927	2,152,447
Avanos Medical, Inc. *	28,572	844,017
Brookdale Senior Living, Inc. *	433,355	1,859,093
Community Health Systems, Inc. *	584,324	3,704,614
CONMED Corp.	12,606	1,582,935
Cross Country Healthcare, Inc. *	25,987	571,194
DexCom, Inc. *	12,546	1,522,332
Embecta Corp.	40,570	1,125,818
Enhabit, Inc. *	69,013	845,409
Enovis Corp. *	30,515	1,777,499
Envista Holdings Corp. *	105,720	4,069,163
Fulgent Genetics, Inc. *	5,102	150,866
Globus Medical, Inc., Class A *	22,380	1,301,173
Haemonetics Corp. *	23,693	1,983,341
HealthEquity, Inc. *	11,647	622,532
ICU Medical, Inc. *	10,419	1,970,650
Insulet Corp. *	551	175,240
Integer Holdings Corp. *	25,856	2,129,242
Integra LifeSciences Holdings Corp. *	27,157	1,502,325
LivaNova plc *	14,598	699,244
Masimo Corp. *	14,943	2,826,319
Merit Medical Systems, Inc. *	17,251	1,402,334
ModivCare, Inc. *	11,530	733,308
Multiplan Corp. *	813,391	795,740
National HealthCare Corp.	5,325	308,371
Neogen Corp. *	48,343	832,467
NextGen Healthcare, Inc. *	37,269	623,883
NuVasive, Inc. *	33,881	1,458,238
OmniAb, Inc., Class A *(b)	2,660	0
OmniAb, Inc., Class B *(b)	2,660	0
Omnicell, Inc. *	15,897	966,061
OPKO Health, Inc. *	383,995	564,473
SECURITY	NUMBER OF SHARES	VALUE ($)
Option Care Health, Inc. *	45,128	1,450,865
Orthofix Medical, Inc. *	28,737	541,118
Pediatrix Medical Group, Inc. *	162,767	2,332,451
Penumbra, Inc. *	589	167,347
Premier, Inc., Class A	104,857	3,494,884
QuidelOrtho Corp. *	26,657	2,397,797
RadNet, Inc. *	28,258	781,616
Select Medical Holdings Corp.	116,100	3,541,050
Teladoc Health, Inc. *	25,900	687,127
The Ensign Group, Inc.	18,443	1,790,631
U.S. Physical Therapy, Inc.	6,911	735,745
Varex Imaging Corp. *	37,760	669,862
Veeva Systems, Inc., Class A *	11,363	2,034,886
Veradigm, Inc. *	130,382	1,628,471
Zimvie, Inc. *	48,930	402,694
		68,962,512

Household & Personal Products 1.6%
BellRing Brands, Inc. *	4,841	174,228
Central Garden & Pet Co. *	2,260	83,258
Central Garden & Pet Co., Class A *	44,455	1,570,595
Coty, Inc., Class A *	275,486	3,270,019
Edgewell Personal Care Co.	64,523	2,817,720
Energizer Holdings, Inc.	61,818	2,066,576
Herbalife Nutrition Ltd. *	148,244	2,202,906
Inter Parfums, Inc.	7,380	1,120,210
Medifast, Inc.	8,566	785,074
Nu Skin Enterprises, Inc., Class A	101,072	3,988,301
Reynolds Consumer Products, Inc.	30,310	849,589
Spectrum Brands Holdings, Inc.	73,204	4,868,066
USANA Health Sciences, Inc. *	24,744	1,642,259
WD-40 Co.	5,645	1,074,808
		26,513,609

Insurance 2.2%
Ambac Financial Group, Inc. *	71,286	1,137,012
American Equity Investment Life Holding Co.	95,322	3,673,710
AMERISAFE, Inc.	22,429	1,248,174
Argo Group International Holdings Ltd.	44,143	1,298,246
Axis Capital Holdings Ltd.	54,708	3,093,190
Brighthouse Financial, Inc. *	12,623	557,937
CNA Financial Corp.	35,428	1,378,503
Employers Holdings, Inc.	35,617	1,410,077
Enstar Group Ltd. *	9,982	2,401,669
Horace Mann Educators Corp.	32,402	1,013,534
James River Group Holdings Ltd.	45,143	878,934
MBIA, Inc. *	67,850	682,571
Mercury General Corp.	50,231	1,527,525
ProAssurance Corp.	100,001	1,796,018
RLI Corp.	11,951	1,661,786
Safety Insurance Group, Inc.	16,257	1,188,224
Selective Insurance Group, Inc.	32,923	3,171,472
SiriusPoint Ltd. *	101,517	882,183
Stewart Information Services Corp.	51,044	2,125,983
United Fire Group, Inc.	30,051	808,372
Universal Insurance Holdings, Inc.	87,505	1,349,327
White Mountains Insurance Group Ltd.	2,056	2,944,480
		36,228,927

Materials 6.4%
AdvanSix, Inc.	31,782	1,197,546
Alpha Metallurgical Resources, Inc.	8,620	1,263,347
Alto Ingredients, Inc. *	302,246	395,942
American Vanguard Corp.	25,861	497,824
See financial notes
Schwab Fundamental Index Funds | Semiannual Report33

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ashland, Inc.	34,349	3,490,202
ATI, Inc. *	49,261	1,902,460
Avient Corp.	82,925	3,193,442
Balchem Corp.	10,509	1,380,883
Cabot Corp.	46,067	3,305,768
Carpenter Technology Corp.	71,320	3,761,417
Century Aluminum Co. *	72,129	619,588
Clearwater Paper Corp. *	38,905	1,404,470
Coeur Mining, Inc. *	295,537	1,004,826
Compass Minerals International, Inc.	51,398	1,682,257
Constellium SE *	146,919	2,181,747
Ecovyst, Inc. *	74,166	841,784
Element Solutions, Inc.	148,891	2,702,372
Glatfelter Corp.	214,882	971,267
Greif, Inc., Class A	32,206	2,022,215
H.B. Fuller Co.	41,669	2,757,238
Hawkins, Inc.	18,268	736,931
Hecla Mining Co.	299,587	1,812,501
Ingevity Corp. *	24,964	1,790,917
Innospec, Inc.	20,355	2,068,679
Kaiser Aluminum Corp.	26,072	1,713,452
Koppers Holdings, Inc.	41,583	1,364,338
Livent Corp. *	24,950	545,157
Materion Corp.	18,159	1,966,801
Mativ Holdings, Inc.	119,557	2,315,819
Mercer International, Inc.	84,069	817,991
Minerals Technologies, Inc.	38,068	2,255,910
Myers Industries, Inc.	33,625	637,194
NewMarket Corp.	7,715	3,082,914
Olympic Steel, Inc.	30,373	1,414,471
Orion Engineered Carbons S.A.	81,274	1,967,643
Pactiv Evergreen, Inc.	117,581	928,890
Quaker Chemical Corp.	5,870	1,095,518
Rayonier Advanced Materials, Inc. *	259,428	1,411,288
Royal Gold, Inc.	18,656	2,470,801
Ryerson Holding Corp.	6,489	245,089
Schnitzer Steel Industries, Inc., Class A	66,262	1,914,309
Sensient Technologies Corp.	34,119	2,540,501
Southern Copper Corp.	47,425	3,643,663
Stepan Co.	25,053	2,309,887
Summit Materials, Inc., Class A *	99,761	2,734,449
SunCoke Energy, Inc.	182,767	1,421,927
Sylvamo Corp.	106,715	4,889,681
The Scotts Miracle-Gro Co.	51,764	3,458,353
TimkenSteel Corp. *	59,394	994,256
TriMas Corp.	38,944	989,567
Trinseo plc	117,336	2,126,128
Tronox Holdings plc, Class A	143,255	1,961,161
Westlake Corp.	29,503	3,356,851
Worthington Industries, Inc.	54,455	3,234,082
		102,793,714

Media & Entertainment 3.3%
AMC Entertainment Holdings, Inc., Class A (a)	130,696	718,828
AMC Networks, Inc., Class A *	137,845	2,438,478
Bumble, Inc., Class A *	33,023	601,349
Cable One, Inc.	3,030	2,297,982
Cargurus, Inc. *	10,442	171,667
Cars.com, Inc. *	58,290	1,140,735
Cinemark Holdings, Inc. *	214,964	3,628,592
Clear Channel Outdoor Holdings, Inc. *	2,057,063	2,612,470
Gannett Co., Inc. *	494,191	938,963
Gray Television, Inc.	169,739	1,308,688
IAC, Inc. *	34,977	1,810,759
iHeartMedia, Inc., Class A *	377,692	1,310,591
John Wiley & Sons, Inc., Class A	45,351	1,749,188
SECURITY	NUMBER OF SHARES	VALUE ($)
Liberty Broadband Corp., Class A *	255	21,555
Liberty Broadband Corp., Class C *	1,696	143,787
Liberty Media Corp. - Liberty Formula One, Class A *	3,626	234,892
Liberty Media Corp. - Liberty Formula One, Class C *	31,191	2,251,678
Lions Gate Entertainment Corp., Class A *	87,685	1,008,378
Lions Gate Entertainment Corp., Class B *	178,662	1,906,324
Madison Square Garden Entertainment Corp. *	16,986	548,138
Match Group, Inc. *	49,493	1,826,292
Pinterest, Inc., Class A *	50,673	1,165,479
Roku, Inc. *	12,539	704,817
Scholastic Corp.	37,029	1,424,506
Shutterstock, Inc.	10,543	706,381
Sinclair Broadcast Group, Inc., Class A	65,419	1,301,184
Sirius XM Holdings, Inc. (a)	499,119	1,896,652
Sphere Entertainment Co. *	16,986	477,986
Spotify Technology S.A. *	30,842	4,120,491
Taboola.com Ltd. *	38,355	88,600
The E.W. Scripps Co., Class A *	71,204	600,250
The New York Times Co., Class A	78,295	3,112,226
The Trade Desk, Inc., Class A *	12,983	835,326
Thryv Holdings, Inc. *	16,990	381,596
TripAdvisor, Inc. *	93,862	1,664,173
WideOpenWest, Inc. *	58,347	666,906
World Wrestling Entertainment, Inc., Class A	11,575	1,240,493
Yelp, Inc. *	75,662	2,263,807
Ziff Davis, Inc. *	33,484	2,449,020
ZoomInfo Technologies, Inc. *	7,412	162,397
		53,931,624

Pharmaceuticals, Biotechnology & Life Sciences 2.2%
Alkermes plc *	34,985	998,822
Azenta, Inc. *	19,903	865,581
BioMarin Pharmaceutical, Inc. *	18,954	1,820,342
Bio-Rad Laboratories, Inc., Class A *	6,258	2,821,044
Bio-Techne Corp.	22,683	1,811,918
Bruker Corp.	34,172	2,704,030
Charles River Laboratories International, Inc. *	14,959	2,844,005
Corcept Therapeutics, Inc. *	28,136	633,904
Elanco Animal Health, Inc. *	216,490	2,050,160
Emergent BioSolutions, Inc. *	92,523	816,978
Exact Sciences Corp. *	14,011	897,685
Exelixis, Inc. *	111,303	2,036,845
Halozyme Therapeutics, Inc. *	3,759	120,777
Horizon Therapeutics plc *	31,854	3,540,891
Incyte Corp. *	30,488	2,268,612
Innoviva, Inc. *	23,905	280,406
Medpace Holdings, Inc. *	5,792	1,159,211
Myriad Genetics, Inc. *	51,029	1,086,407
Neurocrine Biosciences, Inc. *	2,221	224,410
Prestige Consumer Healthcare, Inc. *	30,107	1,852,484
Repligen Corp. *	930	141,016
Royalty Pharma plc, Class A	74,454	2,617,058
Seagen, Inc. *	6,900	1,380,000
Supernus Pharmaceuticals, Inc. *	23,536	867,537
		35,840,123

See financial notes
34Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Real Estate Management & Development 0.5%
Cushman & Wakefield plc *	138,187	1,361,142
Douglas Elliman, Inc.	33,021	105,337
eXp World Holdings, Inc.	12,584	147,107
Kennedy-Wilson Holdings, Inc.	105,632	1,772,505
Marcus & Millichap, Inc.	21,314	670,751
Newmark Group, Inc., Class A	135,459	858,810
Opendoor Technologies, Inc. *	165,065	227,790
The Howard Hughes Corp. *	15,846	1,226,005
The RMR Group, Inc., Class A	4,761	113,074
Zillow Group, Inc., Class A *	10,667	456,334
Zillow Group, Inc., Class C *	30,267	1,317,825
		8,256,680

Semiconductors & Semiconductor Equipment 2.0%
Amkor Technology, Inc.	123,703	2,767,236
Axcelis Technologies, Inc. *	9,268	1,096,404
Cirrus Logic, Inc. *	45,320	3,888,003
Cohu, Inc. *	5,892	199,385
Diodes, Inc. *	28,968	2,308,750
Enphase Energy, Inc. *	1,166	191,457
Entegris, Inc.	45,755	3,427,965
FormFactor, Inc. *	34,999	955,823
GLOBALFOUNDRIES, Inc. *(a)	3,783	222,440
Ichor Holdings Ltd. *	25,413	707,752
Kulicke & Soffa Industries, Inc.	36,994	1,763,134
Lattice Semiconductor Corp. *	9,603	765,359
Magnachip Semiconductor Corp. *	22,895	203,308
Monolithic Power Systems, Inc.	3,886	1,795,215
Onto Innovation, Inc. *	11,122	900,660
Photronics, Inc. *	66,136	956,327
Power Integrations, Inc.	17,632	1,283,257
Semtech Corp. *	35,609	694,019
Silicon Laboratories, Inc. *	11,858	1,651,819
SMART Global Holdings, Inc. *	41,784	644,309
SolarEdge Technologies, Inc. *	4,901	1,399,873
Synaptics, Inc. *	18,661	1,652,618
Ultra Clean Holdings, Inc. *	36,021	1,028,039
Universal Display Corp.	8,710	1,162,437
Wolfspeed, Inc. *	16,007	745,126
		32,410,715

Software & Services 3.6%
ACI Worldwide, Inc. *	77,329	1,958,744
Alarm.com Holdings, Inc. *	11,105	529,597
AppLovin Corp., Class A *	16,169	274,873
Bentley Systems, Inc., Class B	31,111	1,324,084
Black Knight, Inc. *	42,004	2,295,099
Blackbaud, Inc. *	16,756	1,162,112
Cerence, Inc. *	44,022	1,124,762
CommVault Systems, Inc. *	21,620	1,259,797
Consensus Cloud Solutions, Inc. *	15,613	582,833
Dolby Laboratories, Inc., Class A	33,834	2,831,567
Dropbox, Inc., Class A *	111,172	2,261,238
Ebix, Inc.	46,725	759,749
Envestnet, Inc. *	16,234	1,028,911
EPAM Systems, Inc. *	9,758	2,756,050
Fair Isaac Corp. *	5,585	4,065,601
Globant S.A. *	5,384	844,588
GoDaddy, Inc., Class A *	40,346	3,053,385
Guidewire Software, Inc. *	11,703	891,652
InterDigital, Inc.	33,625	2,277,758
LiveRamp Holdings, Inc. *	85,066	2,049,240
Manhattan Associates, Inc. *	14,521	2,405,839
Palantir Technologies, Inc., Class A *	23,419	181,497
SECURITY	NUMBER OF SHARES	VALUE ($)
Pegasystems, Inc.	18,125	826,863
Perficient, Inc. *	11,081	719,379
Progress Software Corp.	23,763	1,304,113
PTC, Inc. *	12,013	1,511,115
Qualys, Inc. *	6,423	725,414
Rackspace Technology, Inc. *	63,217	92,297
RingCentral, Inc., Class A *	48,578	1,338,810
ServiceNow, Inc. *	5,491	2,522,675
Snowflake, Inc., Class A *	1,032	152,819
Splunk, Inc. *	21,498	1,853,988
SPS Commerce, Inc. *	951	140,082
Teradata Corp. *	89,024	3,446,119
Twilio, Inc., Class A *	18,930	995,907
Tyler Technologies, Inc. *	5,807	2,201,027
Unisys Corp. *	175,613	563,718
Verint Systems, Inc. *	17,252	629,525
Workday, Inc., Class A *	8,858	1,648,828
Zoom Video Communications, Inc., Class A *	18,377	1,128,899
		57,720,554

Technology Hardware & Equipment 4.1%
ADTRAN Holdings, Inc.	47,867	436,547
Advanced Energy Industries, Inc.	17,731	1,533,732
Badger Meter, Inc.	9,824	1,300,010
Belden, Inc.	34,019	2,683,759
Benchmark Electronics, Inc.	120,147	2,565,138
Cognex Corp.	57,591	2,746,515
Coherent Corp. *	67,020	2,288,063
CommScope Holding Co., Inc. *	383,079	1,888,579
Comtech Telecommunications Corp.	65,278	675,627
CTS Corp.	20,297	795,845
ePlus, Inc. *	33,207	1,445,833
Fabrinet *	20,516	1,947,994
IPG Photonics Corp. *	26,505	3,047,545
Itron, Inc. *	33,591	1,793,759
Knowles Corp. *	85,672	1,446,143
Littelfuse, Inc.	11,570	2,802,717
Lumentum Holdings, Inc. *	29,522	1,424,437
Methode Electronics, Inc.	39,197	1,606,685
National Instruments Corp.	81,290	4,733,517
NETGEAR, Inc. *	67,430	952,786
NetScout Systems, Inc. *	70,949	1,930,522
Novanta, Inc. *	5,812	888,306
OSI Systems, Inc. *	16,786	1,896,147
PC Connection, Inc.	29,253	1,178,018
Plexus Corp. *	34,560	3,022,963
Pure Storage, Inc., Class A *	21,467	490,092
Rogers Corp. *	9,860	1,586,967
ScanSource, Inc. *	84,060	2,299,041
Stratasys Ltd. *	50,497	725,137
Super Micro Computer, Inc. *	39,843	4,200,648
TTM Technologies, Inc. *	204,117	2,410,622
ViaSat, Inc. *	70,367	2,464,956
Viavi Solutions, Inc. *	110,875	993,440
Vontier Corp.	156,933	4,257,592
		66,459,682

Telecommunication Services 0.8%
ATN International, Inc.	15,769	570,365
Cogent Communications Holdings, Inc.	21,340	1,473,314
Consolidated Communications Holdings, Inc. *	305,634	1,182,803
EchoStar Corp., Class A *	85,667	1,462,336
Frontier Communications Parent, Inc. *	73,870	1,665,030
Iridium Communications, Inc.	27,043	1,716,419
See financial notes
Schwab Fundamental Index Funds | Semiannual Report35

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Liberty Latin America Ltd., Class A *	104,387	925,913
Liberty Latin America Ltd., Class C *	392,706	3,487,229
Shenandoah Telecommunications Co.	50,119	1,042,976
		13,526,385

Transportation 3.1%
Air Transport Services Group, Inc. *	58,134	1,180,702
Alaska Air Group, Inc. *	42,687	1,855,177
American Airlines Group, Inc. *	311,743	4,252,174
ArcBest Corp.	37,157	3,507,621
Costamare, Inc.	59,979	541,610
Covenant Logistics Group, Inc.	22,668	892,893
Danaos Corp. (a)	9,810	568,293
Daseke, Inc. *	340,184	2,782,705
Forward Air Corp.	20,351	2,147,234
Genco Shipping & Trading Ltd.	8,193	126,254
Golden Ocean Group Ltd. *(a)	83,480	763,842
Heartland Express, Inc.	63,816	924,056
Hub Group, Inc., Class A *	46,436	3,501,274
JetBlue Airways Corp. *	220,087	1,571,421
Kirby Corp. *	45,944	3,300,617
Lyft, Inc., Class A *	86,109	882,617
Marten Transport Ltd.	62,487	1,261,613
Matson, Inc.	8,965	609,889
RXO, Inc. *	126,588	2,289,977
Saia, Inc. *	11,370	3,385,645
Schneider National, Inc., Class B	88,630	2,319,447
SkyWest, Inc. *	53,034	1,500,862
Spirit Airlines, Inc.	34,906	596,893
Star Bulk Carriers Corp. (a)	12,282	259,273
U-Haul Holding Co. - Non Voting	59,118	3,198,284
XPO, Inc. *	111,205	4,913,037
Yellow Corp. *	255,898	478,529
		49,611,939

Utilities 3.2%
ALLETE, Inc.	52,636	3,283,434
American States Water Co.	13,456	1,194,220
Atlantica Sustainable Infrastructure plc	62,004	1,650,546
Avangrid, Inc.	54,517	2,194,854
Avista Corp.	77,505	3,415,645
California Water Service Group	24,212	1,357,809
Chesapeake Utilities Corp.	8,296	1,024,556
Clearway Energy, Inc., Class A	15,953	462,318
Clearway Energy, Inc., Class C	37,590	1,141,608
Essential Utilities, Inc.	74,865	3,196,735
Hawaiian Electric Industries, Inc.	95,812	3,756,789
IDACORP, Inc.	33,171	3,685,962
MGE Energy, Inc.	18,796	1,439,962
New Jersey Resources Corp.	64,544	3,333,052
Northwest Natural Holding Co.	28,819	1,353,340
SECURITY	NUMBER OF SHARES	VALUE ($)
NorthWestern Corp.	55,959	3,280,317
ONE Gas, Inc.	41,022	3,156,643
Ormat Technologies, Inc.	19,302	1,656,305
Otter Tail Corp.	25,850	1,859,907
PNM Resources, Inc.	69,852	3,361,977
ReNew Energy Global PLC, Class A *(a)	33,786	172,984
SJW Group	13,429	1,019,530
Spire, Inc.	46,241	3,131,903
Unitil Corp.	14,759	820,453
		50,950,849
Total Common Stocks (Cost $1,334,276,950)		1,608,416,077

SHORT-TERM INVESTMENTS 0.9% OF NET ASSETS

Money Market Funds 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% (c)	4,623,927	4,623,927
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% (c)(d)	10,887,756	10,887,756
		15,511,683
Total Short-Term Investments (Cost $15,511,683)		15,511,683
Total Investments in Securities (Cost $1,349,788,633)		1,623,927,760

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/16/23	85	7,542,900	(98,170)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $10,554,708.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
See financial notes
36Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,411,430,354	$—	$—	$1,411,430,354
Equity Real Estate Investment Trusts (REITs)	128,023,211	—	0 *	128,023,211
Health Care Equipment & Services	68,962,512	—	0 *	68,962,512
Short-Term Investments[1]	15,511,683	—	—	15,511,683
Liabilities
Futures Contracts[2]	(98,170)	—	—	(98,170)
Total	$1,623,829,590	$—	$0 *	$1,623,829,590

*	Level 3 amount shown includes securities determined to have no value at April 30, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
Schwab Fundamental Index Funds | Semiannual Report37

Schwab Fundamental US Small Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $1,349,788,633) including securities on loan of $10,554,708		$1,623,927,760
Cash		13,359
Deposit with broker for futures contracts		601,400
Receivables:
Fund shares sold		3,391,796
Dividends		664,302
Income from securities on loan		113,047
Variation margin on future contracts	+	48,454
Total assets		1,628,760,118

Liabilities
Collateral held for securities on loan		10,887,756
Payables:
Fund shares redeemed		785,950
Investment adviser fees		309,638
Investments bought	+	13,359
Total liabilities		11,996,703
Net assets		$1,616,763,415

Net Assets by Source
Capital received from investors		$1,357,348,807
Total distributable earnings	+	259,414,608
Net assets		$1,616,763,415

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,616,763,415		112,962,074		$14.31

See financial notes
38Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental US Small Company Index Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $7,349)		$16,852,726
Interest received from securities - unaffiliated		14,311
Securities on loan, net	+	595,474
Total investment income		17,462,511

Expenses
Investment adviser fees		2,050,096
Total expenses	–	2,050,096
Net investment income		15,412,415

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(16,029,740)
Net realized gains on sales of in-kind redemptions - unaffiliated		72,077,681
Net realized losses on futures contracts	+	(1,324,119)
Net realized gains		54,723,822
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(64,958,440)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(168,411)
Net change in unrealized appreciation (depreciation)	+	(65,126,851)
Net realized and unrealized losses		(10,403,029)
Increase in net assets resulting from operations		$5,009,386
See financial notes
Schwab Fundamental Index Funds | Semiannual Report39

Schwab Fundamental US Small Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$15,412,415	$23,445,588
Net realized gains		54,723,822	207,633,759
Net change in unrealized appreciation (depreciation)	+	(65,126,851)	(445,738,040)
Increase (decrease) in net assets resulting from operations		$5,009,386	($214,658,693 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($105,778,873 )	($209,192,167 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		19,777,859	$288,212,504	39,427,994	$631,702,221
Shares reinvested		5,548,590	78,789,982	8,654,231	148,679,691
Shares redeemed	+	(19,517,475)	(280,665,637)	(41,616,527)	(670,809,902)
Net transactions in fund shares		5,808,974	$86,336,849	6,465,698	$109,572,010

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		107,153,100	$1,631,196,053	100,687,402	$1,945,474,903
Total increase (decrease)	+	5,808,974	(14,432,638)	6,465,698	(314,278,850)
End of period		112,962,074	$1,616,763,415	107,153,100	$1,631,196,053
See financial notes
40Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Large Company Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$8.41	$10.56	$7.51	$8.98	$8.69	$9.55
Income (loss) from investment operations:
Net investment income (loss)[1]	0.16	0.34	0.31	0.21	0.30	0.29
Net realized and unrealized gains (losses)	1.69	(2.10)	2.96	(1.35)	0.27	(0.89)
Total from investment operations	1.85	(1.76)	3.27	(1.14)	0.57	(0.60)
Less distributions:
Distributions from net investment income	(0.26)	(0.39)	(0.22)	(0.33)	(0.28)	(0.26)
Net asset value at end of period	$10.00	$8.41	$10.56	$7.51	$8.98	$8.69
Total return	22.42%[2]	(17.25%)	44.03%	(13.29%)	7.04%	(6.53%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%[3,4]	0.25%[4]	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	3.45%[3]	3.56%	3.10%	2.60%	3.51%	3.10%
Portfolio turnover rate	9%[2]	13%	21%	14%	28%	13%
Net assets, end of period (x 1,000,000)	$2,001	$1,565	$1,406	$966	$1,327	$1,349

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Fundamental Index Funds | Semiannual Report41

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.1% OF NET ASSETS

Australia 4.7%
AGL Energy Ltd.	319,090	1,756,587
Amcor plc	121,439	1,327,708
AMP Ltd.	794,694	600,834
Ampol Ltd.	57,573	1,148,738
ANZ Group Holdings Ltd.	354,660	5,759,051
APA Group	87,849	599,783
Aristocrat Leisure Ltd.	25,271	639,242
Aurizon Holdings Ltd.	340,103	773,274
BHP Group Ltd.	507,395	15,058,202
BlueScope Steel Ltd.	112,801	1,499,318
Brambles Ltd.	154,495	1,463,504
Coles Group Ltd.	139,227	1,681,887
Commonwealth Bank of Australia	117,247	7,758,948
Computershare Ltd.	26,002	387,061
CSL Ltd.	11,266	2,249,106
Downer EDI Ltd.	179,713	425,153
Endeavour Group Ltd.	68,075	306,828
Fortescue Metals Group Ltd.	158,396	2,216,216
Goodman Group	41,217	531,354
Incitec Pivot Ltd.	193,801	412,915
Insurance Australia Group Ltd.	289,682	959,741
James Hardie Industries plc	19,600	437,376
JB Hi-Fi Ltd.	16,721	494,870
Lendlease Corp., Ltd.	166,113	824,981
Macquarie Group Ltd.	18,994	2,317,112
Medibank Pvt Ltd.	353,609	836,836
Metcash Ltd.	207,346	537,340
Mineral Resources Ltd.	5,884	290,261
Mirvac Group	411,425	660,512
National Australia Bank Ltd.	267,337	5,146,545
Newcrest Mining Ltd.	79,498	1,518,003
Orica Ltd.	48,289	521,222
Origin Energy Ltd.	230,857	1,279,990
QBE Insurance Group Ltd.	102,993	1,053,185
Ramsay Health Care Ltd.	12,134	521,777
Rio Tinto Ltd.	56,097	4,207,534
Santos Ltd.	144,520	684,605
Scentre Group	461,015	884,731
Sims Ltd.	40,904	428,664
Sonic Healthcare Ltd.	36,932	870,596
South32 Ltd.	509,509	1,440,255
Stockland	283,301	839,811
Suncorp Group Ltd.	185,821	1,547,151
Telstra Group Ltd.	674,813	1,957,777
Transurban Group	105,507	1,052,253
Treasury Wine Estates Ltd.	50,912	471,603
Wesfarmers Ltd.	112,483	3,891,169
Westpac Banking Corp.	419,627	6,281,470
Woodside Energy Group Ltd.	96,890	2,198,465
Woolworths Group Ltd.	117,066	3,019,930
Worley Ltd.	43,495	437,015
		94,208,489

SECURITY	NUMBER OF SHARES	VALUE ($)
Austria 0.3%
BAWAG Group AG *	9,812	478,571
Erste Group Bank AG	47,584	1,730,117
OMV AG	30,525	1,444,526
Raiffeisen Bank International AG *	38,578	592,623
Voestalpine AG	39,936	1,384,650
Wienerberger AG	19,296	581,287
		6,211,774

Belgium 0.8%
Ageas S.A./N.V.	30,828	1,373,559
Anheuser-Busch InBev S.A./N.V.	102,584	6,669,952
Etablissements Franz Colruyt N.V.	17,847	495,749
Groupe Bruxelles Lambert N.V.	17,000	1,525,774
KBC Group N.V.	29,146	2,083,601
Proximus SADP	53,893	459,415
Solvay S.A.	13,240	1,589,047
UCB S.A.	10,677	992,508
Umicore S.A.	31,458	1,032,625
		16,222,230

Canada 6.4%
Agnico Eagle Mines Ltd.	27,030	1,533,399
Algonquin Power & Utilities Corp.	49,274	418,966
Alimentation Couche-Tard, Inc.	89,270	4,455,429
AltaGas Ltd.	25,518	446,379
ARC Resources Ltd.	30,374	377,307
Atco Ltd., Class I	15,322	506,304
B2Gold Corp.	106,993	420,912
Bank of Montreal	42,515	3,832,422
Barrick Gold Corp.	167,790	3,190,221
Bausch Health Cos., Inc. *	95,857	705,388
BCE, Inc.	36,119	1,736,037
Canadian Imperial Bank of Commerce	75,412	3,161,532
Canadian National Railway Co.	31,296	3,730,527
Canadian Natural Resources Ltd.	75,722	4,614,244
Canadian Pacific Kansas City Ltd.	28,150	2,219,006
Canadian Tire Corp., Ltd., Class A	9,674	1,268,184
CCL Industries, Inc., Class B	10,570	497,040
Cenovus Energy, Inc.	56,781	953,021
CGI, Inc. *	19,102	1,938,750
CI Financial Corp.	52,270	514,656
Constellation Software, Inc.	280	548,038
Crescent Point Energy Corp.	58,081	429,547
Dollarama, Inc.	9,782	605,901
Emera, Inc.	24,915	1,060,154
Enbridge, Inc.	169,377	6,734,575
Fairfax Financial Holdings Ltd.	2,373	1,658,306
Finning International, Inc.	24,717	640,524
First Quantum Minerals Ltd.	32,006	777,678
Fortis, Inc.	41,947	1,841,848
Franco-Nevada Corp.	2,942	446,408
George Weston Ltd.	11,929	1,601,745
Gildan Activewear, Inc.	21,143	688,511
Great-West Lifeco, Inc.	26,345	749,020
See financial notes
42Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hydro One Ltd.	23,743	695,370
iA Financial Corp., Inc.	8,495	570,012
Imperial Oil Ltd.	21,580	1,099,985
Intact Financial Corp.	5,694	861,297
Keyera Corp.	24,104	567,174
Kinross Gold Corp.	239,857	1,209,155
Linamar Corp.	11,754	558,702
Loblaw Cos., Ltd.	19,315	1,816,666
Lundin Mining Corp.	79,625	608,273
Magna International, Inc.	78,715	4,104,091
Manulife Financial Corp.	197,287	3,895,212
Methanex Corp.	10,116	452,844
Metro, Inc.	25,097	1,430,410
National Bank of Canada	20,869	1,556,183
Northland Power, Inc.	13,241	325,051
Nutrien Ltd.	45,491	3,155,847
Onex Corp.	39,478	1,817,937
Open Text Corp.	18,774	710,997
Parkland Corp.	26,364	621,714
Pembina Pipeline Corp.	39,218	1,291,008
Power Corp. of Canada	58,977	1,579,714
Restaurant Brands International, Inc.	14,599	1,023,444
RioCan Real Estate Investment Trust	28,246	437,392
Royal Bank of Canada	91,911	9,124,883
Saputo, Inc.	31,615	818,581
SNC-Lavalin Group, Inc.	29,296	674,639
Sun Life Financial, Inc.	45,416	2,227,809
Suncor Energy, Inc.	187,094	5,857,864
TC Energy Corp.	79,062	3,285,959
Teck Resources Ltd., Class B	46,460	2,164,144
TELUS Corp.	39,626	839,989
TFI International, Inc.	4,946	533,059
The Bank of Nova Scotia	119,911	5,985,593
The Toronto-Dominion Bank	122,364	7,412,196
Thomson Reuters Corp.	8,097	1,064,739
Tourmaline Oil Corp.	8,613	386,960
Waste Connections, Inc.	8,013	1,114,610
West Fraser Timber Co., Ltd.	10,435	754,792
Wheaton Precious Metals Corp.	11,595	572,112
WSP Global, Inc.	6,348	837,795
		128,346,181

Denmark 1.0%
AP Moller - Maersk A/S, Class A	450	804,237
AP Moller - Maersk A/S, Class B	777	1,404,468
Carlsberg A/S, Class B	8,341	1,380,408
Coloplast A/S, Class B	5,065	729,769
Danske Bank A/S *	106,921	2,259,752
DSV A/S	8,499	1,599,531
ISS A/S	30,995	648,034
Novo Nordisk A/S, Class B	40,470	6,732,360
Novozymes A/S, B Shares	10,242	533,226
Orsted A/S	10,665	957,185
Pandora A/S	10,245	948,296
Vestas Wind Systems A/S *	67,400	1,864,998
		19,862,264

Finland 1.0%
Elisa Oyj	10,578	656,907
Fortum Oyj	79,748	1,191,115
Huhtamaki Oyj	11,703	421,847
Kesko Oyj, B Shares	35,599	742,162
Kone Oyj, B Shares	28,472	1,624,349
Neste Oyj	31,783	1,540,345
Nokia Oyj	562,088	2,378,279
Nokian Renkaat Oyj	47,537	463,123
SECURITY	NUMBER OF SHARES	VALUE ($)
Nordea Bank Abp	367,952	4,079,125
Outokumpu Oyj	109,889	599,067
Sampo Oyj, A Shares	38,853	1,970,428
Stora Enso Oyj, R Shares	83,974	1,065,365
UPM-Kymmene Oyj	71,303	2,273,881
Valmet Oyj	16,267	550,341
Wartsila Oyj Abp	76,366	885,627
		20,441,961

France 9.2%
Accor S.A. *	12,269	435,269
Air Liquide S.A.	34,220	6,155,846
Airbus SE	20,589	2,883,174
ALD S.A.	41,463	499,499
Alstom S.A.	30,829	774,874
Amundi S.A.	6,060	397,020
Arkema S.A.	12,896	1,275,969
Atos SE *	80,262	1,112,644
AXA S.A.	227,125	7,413,402
BNP Paribas S.A.	177,728	11,483,613
Bollore SE	119,401	806,597
Bouygues S.A.	65,591	2,401,892
Bureau Veritas S.A.	17,001	490,226
Capgemini SE	9,639	1,757,742
Carrefour S.A.	201,819	4,197,958
Casino Guichard Perrachon S.A. *(a)	51,471	438,015
Cie de Saint-Gobain	99,235	5,745,181
Cie Generale des Etablissements Michelin S.C.A.	136,141	4,335,763
Credit Agricole S.A.	194,307	2,375,117
Danone S.A.	75,851	5,020,096
Dassault Systemes SE	11,967	485,808
Edenred	7,674	498,608
Eiffage S.A.	14,257	1,696,923
Elis S.A.	40,591	806,292
Engie S.A.	341,504	5,465,528
EssilorLuxottica S.A.	12,330	2,441,094
Eurazeo SE	6,159	439,776
Eurofins Scientific SE	5,088	355,396
Eutelsat Communications S.A. (a)	54,268	360,756
Faurecia SE *	71,734	1,489,473
Hermes International	493	1,070,340
Kering S.A.	3,905	2,500,632
Klepierre S.A.	21,316	539,937
Legrand S.A.	16,126	1,526,389
L'Oreal S.A.	9,922	4,741,892
LVMH Moet Hennessy Louis Vuitton SE	7,934	7,631,565
Orange S.A.	599,835	7,807,401
Pernod-Ricard S.A.	9,660	2,230,968
Publicis Groupe S.A.	24,872	2,033,462
Renault S.A. *	108,408	4,026,594
Rexel S.A. *	68,711	1,591,594
Rubis S.C.A.	25,198	744,695
Safran S.A.	22,395	3,482,864
Sanofi	111,334	11,998,275
Schneider Electric SE	36,091	6,293,975
SCOR SE	39,684	1,026,470
SEB S.A.	4,740	543,498
SES S.A.	94,425	585,684
Societe Generale S.A.	210,122	5,103,498
Sodexo S.A.	11,011	1,180,027
STMicroelectronics N.V.	31,796	1,360,140
Teleperformance	2,835	566,590
Thales S.A.	6,201	946,293
TotalEnergies SE	415,852	26,572,906
Unibail-Rodamco-Westfield *	14,080	755,054
Valeo S.A.	93,232	1,820,509
See financial notes
Schwab Fundamental Index Funds | Semiannual Report43

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Veolia Environnement S.A.	85,940	2,721,287
Vinci S.A.	52,806	6,531,638
Vivendi SE	52,037	571,598
Wendel SE	6,249	701,008
		183,246,334

Germany 8.2%
adidas AG	21,497	3,785,751
Allianz SE	52,578	13,202,702
Aurubis AG	13,544	1,270,661
BASF SE	234,553	12,132,051
Bayer AG	106,814	7,049,327
Bayerische Motoren Werke AG	85,729	9,608,883
Beiersdorf AG	5,340	745,621
Brenntag SE	20,905	1,703,854
Commerzbank AG *	173,388	1,926,880
Continental AG	39,411	2,765,358
Covestro AG *	66,500	2,917,384
Daimler Truck Holding AG *	50,267	1,660,970
Deutsche Bank AG	212,171	2,332,328
Deutsche Boerse AG	6,243	1,190,595
Deutsche Lufthansa AG *	152,047	1,634,494
Deutsche Post AG	150,569	7,242,305
Deutsche Telekom AG	587,161	14,157,494
E.ON SE	307,264	4,064,410
Evonik Industries AG	43,847	957,026
Freenet AG	23,744	676,918
Fresenius Medical Care AG & Co. KGaA	54,475	2,643,343
Fresenius SE & Co. KGaA	129,518	3,752,650
GEA Group AG	15,468	727,504
Hannover Rueck SE	5,418	1,157,604
HeidelbergCement AG	41,248	3,124,189
Henkel AG & Co. KGaA	16,118	1,191,994
Infineon Technologies AG	60,013	2,185,480
K+S AG	23,006	458,874
KION Group AG	18,110	751,068
Kloeckner & Co. SE	40,342	447,794
Knorr-Bremse AG	8,177	573,140
LANXESS AG	22,339	910,243
Mercedes-Benz Group AG	161,851	12,622,113
Merck KGaA *	5,864	1,051,819
METRO AG *	65,467	556,792
MTU Aero Engines AG	3,100	813,965
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen *	13,342	5,014,290
ProSiebenSat.1 Media SE	52,862	474,711
Puma SE	6,441	377,430
Rheinmetall AG	3,468	1,015,752
RWE AG *	47,749	2,238,771
Salzgitter AG	14,179	562,192
SAP SE	68,040	9,206,909
Siemens AG	69,254	11,415,296
Siemens Energy AG *	84,729	2,079,597
Siemens Healthineers AG	13,610	848,252
Symrise AG	5,604	677,089
Telefonica Deutschland Holding AG	173,994	587,921
ThyssenKrupp AG	174,893	1,258,568
United Internet AG	26,437	453,906
Volkswagen AG	10,918	1,833,053
Vonovia SE	53,963	1,170,378
Zalando SE *	13,908	572,028
		163,779,727

SECURITY	NUMBER OF SHARES	VALUE ($)
Hong Kong 1.7%
AIA Group Ltd.	561,600	6,114,179
BOC Hong Kong Holdings Ltd.	365,000	1,152,204
CK Asset Holdings Ltd.	251,000	1,484,193
CK Hutchison Holdings Ltd.	745,088	4,981,232
CLP Holdings Ltd.	213,500	1,589,662
Galaxy Entertainment Group Ltd. *	121,000	861,192
Hang Seng Bank Ltd.	62,700	929,392
Henderson Land Development Co., Ltd.	141,300	503,130
Hong Kong & China Gas Co., Ltd.	823,676	731,367
Hong Kong Exchanges & Clearing Ltd.	18,706	776,615
Hongkong Land Holdings Ltd.	123,911	551,458
Jardine Matheson Holdings Ltd.	36,546	1,766,698
Lenovo Group Ltd.	1,398,000	1,430,260
Link REIT	99,100	648,202
MTR Corp., Ltd.	113,143	565,321
New World Development Co., Ltd.	379,422	1,011,872
Orient Overseas International Ltd.	14,000	284,441
PCCW Ltd.	970,000	505,979
Sands China Ltd. *	252,400	903,950
Sino Land Co., Ltd.	270,000	363,844
Sun Hung Kai Properties Ltd.	183,564	2,555,813
Swire Pacific Ltd., A Shares	165,800	1,316,141
Swire Pacific Ltd., B Shares	47,500	60,307
Techtronic Industries Co., Ltd.	56,706	613,473
WH Group Ltd.	3,042,499	1,693,876
Wharf Real Estate Investment Co., Ltd.	125,000	720,839
Xinyi Glass Holdings Ltd.	181,000	331,147
		34,446,787

Ireland 0.1%
Bank of Ireland Group plc	75,119	776,950
Kerry Group plc, Class A	9,503	1,000,900
Kingspan Group plc	8,402	582,256
		2,360,106

Israel 0.2%
Bank Hapoalim B.M.	83,292	717,526
Bank Leumi Le-Israel B.M.	107,127	849,162
ICL Group Ltd.	57,718	358,476
Israel Discount Bank Ltd., A Shares	78,488	390,073
Teva Pharmaceutical Industries Ltd. *	100,857	883,898
		3,199,135

Italy 3.0%
A2A S.p.A.	342,482	604,270
Assicurazioni Generali S.p.A.	191,183	3,981,982
Banco BPM S.p.A.	196,536	799,131
CNH Industrial N.V.	93,687	1,318,348
Enel S.p.A.	1,637,263	11,185,968
Eni S.p.A.	585,014	8,838,051
Ferrari N.V.	2,848	793,590
Hera S.p.A.	154,083	479,700
Intesa Sanpaolo S.p.A.	2,793,081	7,344,103
Iveco Group N.V. *	11,269	101,396
Leonardo S.p.A.	87,617	1,044,122
Mediobanca Banca di Credito Finanziario S.p.A.	62,177	667,730
Pirelli & C S.p.A.	95,251	498,927
Poste Italiane S.p.A.	56,570	588,721
Prysmian S.p.A.	23,542	963,471
Snam S.p.A.	178,824	993,846
Stellantis N.V.	466,880	7,743,938
Telecom Italia S.p.A. *	9,285,978	2,731,124
See financial notes
44Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tenaris S.A.	36,226	518,223
Terna - Rete Elettrica Nazionale	87,253	755,239
UniCredit S.p.A.	347,891	6,893,626
Unipol Gruppo S.p.A.	112,827	634,357
		59,479,863

Japan 25.7%
Advantest Corp.	8,400	654,628
Aeon Co., Ltd.	129,400	2,637,431
AGC, Inc.	48,500	1,808,316
Air Water, Inc.	50,100	633,052
Aisin Corp.	77,800	2,283,543
Ajinomoto Co., Inc.	41,000	1,474,538
Alfresa Holdings Corp.	103,200	1,494,283
Alps Alpine Co., Ltd.	87,300	797,054
Amada Co., Ltd.	68,200	636,783
Asahi Group Holdings Ltd.	62,200	2,403,039
Asahi Kasei Corp.	352,600	2,490,469
Astellas Pharma, Inc.	179,700	2,707,101
Bandai Namco Holdings, Inc.	50,100	1,138,042
Bridgestone Corp.	115,076	4,621,261
Brother Industries Ltd.	58,200	914,045
Canon, Inc.	185,500	4,418,117
Central Japan Railway Co.	27,400	3,392,083
Chubu Electric Power Co., Inc.	277,085	3,090,150
Chugai Pharmaceutical Co., Ltd.	27,600	712,236
Coca-Cola Bottlers Japan Holdings, Inc.	59,100	636,877
COMSYS Holdings Corp.	28,500	545,380
Concordia Financial Group Ltd.	129,600	491,749
Cosmo Energy Holdings Co., Ltd.	33,100	1,058,176
Dai Nippon Printing Co., Ltd.	63,400	1,822,503
Daicel Corp.	87,200	687,473
Daido Steel Co., Ltd.	13,700	527,589
Daifuku Co., Ltd.	23,770	437,957
Dai-ichi Life Holdings, Inc.	148,500	2,762,214
Daiichi Sankyo Co., Ltd.	61,960	2,126,133
Daikin Industries Ltd.	19,100	3,469,153
Daito Trust Construction Co., Ltd.	14,600	1,383,754
Daiwa House Industry Co., Ltd.	177,981	4,536,465
Daiwa Securities Group, Inc.	182,100	845,799
Daiwabo Holdings Co., Ltd.	34,370	648,535
Denka Co., Ltd.	23,300	466,640
Denso Corp.	73,500	4,436,724
Dentsu Group, Inc.	22,001	792,802
DIC Corp.	36,400	672,432
Dowa Holdings Co., Ltd.	12,570	410,668
East Japan Railway Co.	68,918	3,943,598
Ebara Corp.	14,800	647,519
EDION Corp.	53,600	527,474
Eisai Co., Ltd.	23,600	1,361,798
Electric Power Development Co., Ltd.	63,100	1,008,952
ENEOS Holdings, Inc.	1,613,950	5,741,666
Exeo Group, Inc.	30,901	573,371
FANUC Corp.	63,300	2,137,717
Fast Retailing Co., Ltd.	6,800	1,610,251
Fuji Electric Co., Ltd.	18,200	734,652
FUJIFILM Holdings Corp.	49,300	2,569,513
Fujikura Ltd.	65,300	445,223
Fujitsu Ltd.	28,800	3,838,384
Furukawa Electric Co., Ltd.	33,900	620,657
GS Yuasa Corp.	25,319	445,608
Hakuhodo DY Holdings, Inc.	61,700	727,032
Hankyu Hanshin Holdings, Inc.	29,000	905,417
Hanwa Co., Ltd.	25,400	786,513
Haseko Corp.	78,500	958,353
Hino Motors Ltd. *	160,965	634,221
Hitachi Construction Machinery Co., Ltd.	23,850	587,709
SECURITY	NUMBER OF SHARES	VALUE ($)
Hitachi Ltd.	151,500	8,380,164
Hokkaido Electric Power Co., Inc. *	139,100	524,004
Honda Motor Co., Ltd.	603,600	16,009,296
Hoya Corp.	14,150	1,483,698
Idemitsu Kosan Co., Ltd.	97,869	2,083,929
IHI Corp.	28,300	713,106
Iida Group Holdings Co., Ltd.	49,900	887,187
INFRONEER Holdings, Inc.	41,100	324,632
Inpex Corp.	156,800	1,715,870
Isetan Mitsukoshi Holdings Ltd.	94,500	1,043,351
Isuzu Motors Ltd.	128,400	1,516,278
ITOCHU Corp.	202,300	6,711,274
Itoham Yonekyu Holdings, Inc.	79,661	436,605
Iwatani Corp.	13,351	632,073
J. Front Retailing Co., Ltd.	56,200	591,070
Japan Exchange Group, Inc.	30,500	495,252
Japan Post Holdings Co., Ltd.	499,100	4,108,554
Japan Post Insurance Co., Ltd.	46,200	750,245
Japan Tobacco, Inc.	182,300	3,922,525
JFE Holdings, Inc.	223,700	2,646,437
JGC Holdings Corp.	39,200	490,402
JSR Corp.	21,000	487,272
JTEKT Corp.	117,500	970,315
Kajima Corp.	144,100	1,906,521
Kaneka Corp.	25,400	675,733
Kanematsu Corp.	37,267	485,095
Kao Corp.	61,047	2,466,816
Kawasaki Heavy Industries Ltd.	41,500	902,801
Kawasaki Kisen Kaisha Ltd.	15,600	371,753
KDDI Corp.	257,000	8,023,060
Kewpie Corp.	30,200	506,976
Keyence Corp.	3,592	1,619,834
Kikkoman Corp.	12,000	710,804
Kinden Corp.	41,900	571,294
Kintetsu Group Holdings Co., Ltd.	19,200	648,139
Kirin Holdings Co., Ltd.	127,600	2,072,902
Kobe Steel Ltd.	215,100	1,602,676
Koito Manufacturing Co., Ltd.	54,000	1,044,547
Komatsu Ltd.	154,900	3,852,342
Konica Minolta, Inc.	247,300	1,031,580
K's Holdings Corp.	70,900	628,403
Kubota Corp.	138,500	2,098,689
Kuraray Co., Ltd.	112,100	1,048,316
Kurita Water Industries Ltd.	9,753	408,737
Kyocera Corp.	43,900	2,304,202
Kyushu Electric Power Co., Inc. *	263,200	1,532,586
Kyushu Railway Co.	27,300	619,949
Lion Corp.	36,521	398,145
Lixil Corp.	63,000	991,685
Makita Corp.	37,590	1,060,440
Marubeni Corp.	280,400	3,979,770
MatsukiyoCocokara & Co.	16,200	867,507
Mazda Motor Corp.	292,200	2,644,259
Medipal Holdings Corp.	77,872	1,189,722
MEIJI Holdings Co., Ltd.	61,800	1,491,216
MINEBEA MITSUMI, Inc.	59,900	1,109,266
MISUMI Group, Inc.	23,200	585,271
Mitsubishi Chemical Group Corp.	465,400	2,730,334
Mitsubishi Corp.	222,100	8,234,547
Mitsubishi Electric Corp.	509,500	6,317,230
Mitsubishi Estate Co., Ltd.	132,100	1,628,040
Mitsubishi Gas Chemical Co., Inc.	49,287	717,544
Mitsubishi Heavy Industries Ltd.	68,600	2,601,328
Mitsubishi Materials Corp.	67,100	1,098,737
Mitsubishi Motors Corp. *	161,400	620,362
Mitsubishi Shokuhin Co., Ltd.	18,614	480,869
Mitsubishi UFJ Financial Group, Inc.	1,458,634	9,130,368
Mitsui & Co., Ltd.	230,200	7,186,547
See financial notes
Schwab Fundamental Index Funds | Semiannual Report45

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsui Chemicals, Inc.	52,200	1,320,712
Mitsui Fudosan Co., Ltd.	117,000	2,323,855
Mitsui Mining & Smelting Co., Ltd.	20,500	488,163
Mitsui O.S.K. Lines Ltd.	37,500	929,648
Mizuho Financial Group, Inc.	371,221	5,381,156
Morinaga Milk Industry Co., Ltd.	12,834	482,698
MS&AD Insurance Group Holdings, Inc.	73,790	2,421,958
Murata Manufacturing Co., Ltd.	51,500	2,921,913
Nagase & Co., Ltd.	46,900	738,917
Nagoya Railroad Co., Ltd.	36,100	582,370
NEC Corp.	63,200	2,430,375
NGK Insulators Ltd.	51,500	646,419
NH Foods Ltd.	41,800	1,219,848
NHK Spring Co., Ltd.	67,600	501,195
Nichirei Corp.	26,200	537,495
Nidec Corp.	26,900	1,331,067
Nikon Corp.	63,800	659,505
Nintendo Co., Ltd.	65,600	2,773,395
Nippon Electric Glass Co., Ltd.	23,000	439,075
Nippon Light Metal Holdings Co., Ltd.	38,520	403,609
Nippon Paper Industries Co., Ltd. *	86,200	690,687
Nippon Steel Corp.	235,300	5,025,398
Nippon Telegraph & Telephone Corp.	233,137	7,113,937
Nippon Yusen K.K.	58,500	1,382,875
Nissan Chemical Corp.	8,964	398,378
Nissan Motor Co., Ltd.	1,035,500	3,775,883
Nisshin Seifun Group, Inc.	58,630	710,681
Nissin Foods Holdings Co., Ltd.	6,200	597,754
Nissui Corp.	105,757	462,420
Niterra Co., Ltd.	37,000	775,514
Nitori Holdings Co., Ltd.	7,400	942,285
Nitto Denko Corp.	24,300	1,570,952
NOK Corp.	62,200	838,212
Nomura Holdings, Inc.	423,700	1,518,922
Nomura Real Estate Holdings, Inc.	19,700	490,905
Nomura Research Institute Ltd.	18,400	462,936
NSK Ltd.	167,500	945,691
NTT Data Corp.	74,300	1,009,228
Obayashi Corp.	239,002	1,992,505
Oji Holdings Corp.	326,900	1,284,618
Olympus Corp.	48,500	849,061
Omron Corp.	21,683	1,271,906
Ono Pharmaceutical Co., Ltd.	27,800	559,756
Oriental Land Co., Ltd.	18,000	637,005
ORIX Corp.	148,700	2,529,762
Osaka Gas Co., Ltd.	99,400	1,644,195
Otsuka Corp.	16,000	582,385
Otsuka Holdings Co., Ltd.	56,500	1,922,173
PALTAC Corp.	14,300	548,646
Pan Pacific International Holdings Corp.	29,500	551,265
Panasonic Holdings Corp.	670,550	6,315,761
Penta-Ocean Construction Co., Ltd.	85,514	415,741
Persol Holdings Co., Ltd.	27,000	556,724
Recruit Holdings Co., Ltd.	82,200	2,306,005
Renesas Electronics Corp. *	53,700	699,843
Rengo Co., Ltd.	73,917	482,070
Resona Holdings, Inc.	252,158	1,256,745
Resonac Holdings Corp.	52,500	831,350
Ricoh Co., Ltd.	183,100	1,516,018
Rohm Co., Ltd.	9,400	707,709
Ryohin Keikaku Co., Ltd.	51,100	537,742
San-Ai Obbli Co., Ltd.	9,300	97,985
Sankyu, Inc.	14,900	525,518
Santen Pharmaceutical Co., Ltd.	56,400	474,529
Sanwa Holdings Corp.	45,530	498,697
SBI Holdings, Inc.	30,700	599,594
Secom Co., Ltd.	24,100	1,543,219
Seiko Epson Corp.	58,700	897,742
SECURITY	NUMBER OF SHARES	VALUE ($)
Seino Holdings Co., Ltd.	63,100	700,536
Sekisui Chemical Co., Ltd.	83,900	1,194,102
Sekisui House Ltd.	131,983	2,713,391
Seven & i Holdings Co., Ltd.	123,100	5,578,577
SG Holdings Co., Ltd.	53,600	771,294
Sharp Corp.	51,000	363,477
Shikoku Electric Power Co., Inc. *	73,100	431,904
Shimadzu Corp.	18,800	588,003
Shimamura Co., Ltd.	6,100	560,007
Shimano, Inc.	4,600	711,401
Shimizu Corp.	206,100	1,258,654
Shin-Etsu Chemical Co., Ltd.	153,100	4,368,833
Shionogi & Co., Ltd.	20,300	908,720
Shiseido Co., Ltd.	27,000	1,353,396
SMC Corp.	3,000	1,496,234
Softbank Corp.	464,700	5,231,969
SoftBank Group Corp.	290,500	10,894,451
Sohgo Security Services Co., Ltd.	14,901	416,174
Sojitz Corp.	59,560	1,254,424
Sompo Holdings, Inc.	48,600	2,028,058
Sony Group Corp.	88,007	7,962,319
Stanley Electric Co., Ltd.	34,075	768,660
Subaru Corp.	211,900	3,458,592
SUMCO Corp.	33,900	466,859
Sumitomo Chemical Co., Ltd.	492,300	1,663,590
Sumitomo Corp.	229,400	4,111,503
Sumitomo Electric Industries Ltd.	289,700	3,697,226
Sumitomo Forestry Co., Ltd.	33,900	732,383
Sumitomo Heavy Industries Ltd.	41,000	990,642
Sumitomo Metal Mining Co., Ltd.	33,000	1,217,987
Sumitomo Mitsui Financial Group, Inc.	187,810	7,676,475
Sumitomo Mitsui Trust Holdings, Inc.	43,900	1,582,494
Sumitomo Realty & Development Co., Ltd.	47,500	1,109,089
Sumitomo Rubber Industries Ltd.	85,400	783,281
Sundrug Co., Ltd.	17,762	489,567
Suntory Beverage & Food Ltd.	19,600	737,849
Suzuken Co., Ltd.	39,130	1,113,667
Suzuki Motor Corp.	110,400	3,849,476
Sysmex Corp.	9,700	623,935
T&D Holdings, Inc.	66,350	812,545
Taiheiyo Cement Corp.	64,842	1,162,691
Taisei Corp.	46,700	1,588,309
Taiyo Yuden Co., Ltd.	14,500	443,970
Takashimaya Co., Ltd.	41,500	613,051
Takeda Pharmaceutical Co., Ltd.	175,321	5,813,493
TDK Corp.	50,200	1,725,821
Teijin Ltd.	92,400	1,032,010
Terumo Corp.	35,600	1,066,070
The Chugoku Electric Power Co., Inc. *	133,200	701,392
The Kansai Electric Power Co., Inc.	263,200	2,841,167
The Yokohama Rubber Co., Ltd.	34,200	743,528
TIS, Inc.	22,000	604,114
Tobu Railway Co., Ltd.	27,200	694,302
Toho Gas Co., Ltd.	25,100	469,631
Toho Holdings Co., Ltd.	32,200	642,422
Tohoku Electric Power Co., Inc. *	361,400	1,858,150
Tokio Marine Holdings, Inc.	187,700	3,774,087
Tokuyama Corp.	29,675	483,973
Tokyo Electric Power Co. Holdings, Inc. *	1,114,200	3,994,867
Tokyo Electron Ltd.	25,100	2,874,088
Tokyo Gas Co., Ltd.	113,500	2,324,823
Tokyu Corp.	70,200	990,945
Tokyu Fudosan Holdings Corp.	130,100	660,231
Toppan, Inc.	83,900	1,783,609
Toray Industries, Inc.	407,300	2,308,291
Toshiba Corp.	65,600	2,113,617
Tosoh Corp.	93,100	1,243,843
See financial notes
46Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
TOTO Ltd.	21,200	725,076
Toyo Seikan Group Holdings Ltd.	62,000	875,808
Toyo Suisan Kaisha Ltd.	13,447	600,367
Toyoda Gosei Co., Ltd.	30,500	523,071
Toyota Industries Corp.	25,300	1,470,383
Toyota Motor Corp.	1,837,790	25,232,900
Toyota Tsusho Corp.	67,500	2,805,792
TS Tech Co., Ltd.	41,100	554,211
Tsuruha Holdings, Inc.	9,900	648,407
UBE Corp.	49,300	782,066
Unicharm Corp.	19,800	799,324
West Japan Railway Co.	41,163	1,784,077
Yakult Honsha Co., Ltd.	8,400	631,797
Yamada Holdings Co., Ltd.	328,700	1,145,430
Yamaha Corp.	16,500	650,259
Yamaha Motor Co., Ltd.	76,200	1,975,960
Yamato Holdings Co., Ltd.	91,800	1,576,902
Yamazaki Baking Co., Ltd.	47,200	632,441
Yaskawa Electric Corp.	17,500	712,699
Yokogawa Electric Corp.	30,900	501,840
Z Holdings Corp.	200,400	548,944
		515,275,596

Netherlands 2.7%
Aalberts N.V.	10,944	505,455
ABN AMRO Bank N.V., GDR	96,008	1,538,745
Aegon N.V.	322,075	1,469,540
Akzo Nobel N.V.	40,532	3,362,464
APERAM S.A.	12,932	479,485
ArcelorMittal S.A.	183,879	5,223,936
ASML Holding N.V.	7,030	4,461,325
ASR Nederland N.V.	22,035	969,157
BNP Paribas Emissions- und Handelsgesellschaft mbH	535,397	6,640,147
DSM-Firmenich AG *	13,274	1,737,058
EXOR N.V. *	50,857	4,185,485
Heineken Holding N.V.	15,095	1,448,836
Heineken N.V.	17,721	2,034,817
Koninklijke Ahold Delhaize N.V.	248,931	8,559,405
Koninklijke DSM N.V.	74	9,715
Koninklijke KPN N.V.	421,559	1,537,377
Koninklijke Philips N.V.	190,307	4,017,763
NN Group N.V.	56,295	2,099,261
Prosus N.V. *	4,372	327,172
Randstad N.V.	31,557	1,714,674
SBM Offshore N.V.	30,519	431,374
Signify N.V.	27,592	921,474
SNS Reaal N.V. *(b)	124,822	0
Wolters Kluwer N.V.	9,910	1,313,012
		54,987,677

New Zealand 0.1%
Fletcher Building Ltd.	191,919	535,131
Spark New Zealand Ltd.	207,086	670,990
		1,206,121

Norway 0.6%
Aker BP A.S.A.	14,826	354,427
DNB Bank A.S.A.	102,208	1,797,847
Equinor A.S.A.	109,738	3,159,468
Mowi A.S.A.	54,736	1,044,324
Norsk Hydro A.S.A.	182,251	1,341,196
Orkla A.S.A.	100,806	724,571
Subsea 7 S.A.	51,346	586,911
Telenor A.S.A.	150,520	1,878,210
SECURITY	NUMBER OF SHARES	VALUE ($)
Yara International A.S.A.	29,199	1,175,809
		12,062,763

Poland 0.3%
KGHM Polska Miedz S.A.	24,285	698,572
PGE Polska Grupa Energetyczna S.A. *	312,905	518,342
Polski Koncern Naftowy Orlen S.A.	225,920	3,446,707
Powszechna Kasa Oszczednosci Bank Polski S.A.	86,554	669,240
Powszechny Zaklad Ubezpieczen S.A.	116,955	1,077,493
		6,410,354

Portugal 0.2%
EDP - Energias de Portugal S.A.	410,145	2,259,898
Galp Energia, SGPS, S.A.	104,330	1,260,692
Jeronimo Martins, SGPS, S.A.	28,622	722,282
		4,242,872

Republic of Korea 5.7%
Amorepacific Corp.	4,323	399,971
BNK Financial Group, Inc.	97,812	486,606
CJ CheilJedang Corp.	2,284	528,901
CJ Corp.	11,147	763,243
Coway Co., Ltd.	9,488	348,366
DB Insurance Co., Ltd.	14,308	899,423
DL E&C Co., Ltd.	6,289	166,171
Doosan Enerbility Co., Ltd. *	31,718	397,426
E-MART, Inc.	12,765	933,598
GS Engineering & Construction Corp.	27,393	444,527
GS Holdings Corp.	28,687	852,335
Hana Financial Group, Inc.	62,073	1,950,559
Hankook Tire & Technology Co., Ltd.	25,181	650,347
Hanwha Corp.	34,707	704,862
Hanwha Galleria Co. Ltd. *	15,329	19,745
Hanwha Solutions Corp. *	13,592	489,080
HD Hyundai Co., Ltd.	19,757	876,093
HMM Co., Ltd.	13,446	205,956
Hyundai Engineering & Construction Co., Ltd.	26,518	815,897
Hyundai Glovis Co., Ltd.	5,487	673,093
Hyundai Marine & Fire Insurance Co., Ltd.	23,609	663,269
Hyundai Mobis Co., Ltd.	20,627	3,359,319
Hyundai Motor Co.	34,744	5,146,604
Hyundai Steel Co.	46,892	1,282,151
Industrial Bank of Korea	70,862	533,645
KB Financial Group, Inc.	64,697	2,401,307
Kia Corp.	62,871	3,981,826
Korea Electric Power Corp. *	198,442	2,770,531
Korea Gas Corp. *	17,085	342,776
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	9,785	622,368
Korea Zinc Co., Ltd.	1,449	556,934
Korean Air Lines Co., Ltd.	27,448	470,834
KT&G Corp.	16,946	1,085,923
Kumho Petrochemical Co., Ltd.	3,637	371,914
LG Chem Ltd.	4,356	2,419,685
LG Corp.	10,029	656,413
LG Display Co., Ltd. *	137,883	1,537,092
LG Electronics, Inc.	37,151	3,050,763
LG H&H Co., Ltd.	1,239	578,546
LG Innotek Co., Ltd.	1,933	384,726
LG Uplus Corp.	97,606	805,090
Lotte Chemical Corp.	7,623	960,780
Lotte Shopping Co., Ltd.	7,549	451,341
See financial notes
Schwab Fundamental Index Funds | Semiannual Report47

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
NAVER Corp.	4,247	615,285
POSCO Holdings, Inc.	28,148	7,966,015
Posco International Corp.	28,973	582,499
Samsung C&T Corp.	14,966	1,229,072
Samsung Electro-Mechanics Co., Ltd.	8,145	880,843
Samsung Electronics Co., Ltd.	779,636	38,361,276
Samsung Fire & Marine Insurance Co., Ltd.	8,436	1,419,156
Samsung Life Insurance Co., Ltd.	14,751	731,294
Samsung SDI Co., Ltd.	1,853	961,655
Samsung SDS Co., Ltd.	6,385	561,424
Shinhan Financial Group Co., Ltd.	92,909	2,432,395
SK Hynix, Inc.	90,614	6,096,826
SK Innovation Co., Ltd. *	15,978	2,079,516
SK, Inc.	16,937	2,065,466
S-Oil Corp.	8,796	492,645
Woori Financial Group, Inc.	123,602	1,087,110
		114,602,513

Singapore 0.7%
ComfortDelGro Corp., Ltd.	519,300	464,863
DBS Group Holdings Ltd.	116,944	2,889,681
Jardine Cycle & Carriage Ltd.	21,400	545,031
Keppel Corp., Ltd.	132,900	617,106
Oversea-Chinese Banking Corp., Ltd.	266,544	2,521,742
Singapore Airlines Ltd.	130,670	574,724
Singapore Telecommunications Ltd.	918,186	1,759,567
United Overseas Bank Ltd.	94,252	2,001,719
Venture Corp., Ltd.	37,000	472,703
Wilmar International Ltd.	461,666	1,363,630
		13,210,766

Spain 3.2%
Acciona S.A.	2,210	409,488
Acerinox S.A.	45,710	493,863
ACS, Actividades de Construccion y Servicios S.A.	55,606	1,911,867
Aena SME S.A. *	4,893	824,064
Amadeus IT Group S.A. *	20,151	1,416,313
Banco Bilbao Vizcaya Argentaria S.A.	1,279,915	9,370,237
Banco De Sabadell S.A.	1,444,190	1,505,129
Banco Santander S.A. (a)	4,634,335	16,280,775
CaixaBank S.A.	226,015	836,619
Enagas S.A.	27,558	551,730
Endesa S.A.	53,763	1,206,050
Ferrovial S.A.	22,156	694,666
Grifols S.A. *	43,703	449,862
Iberdrola S.A.	646,509	8,377,531
Industria de Diseno Textil S.A.	89,504	3,076,858
Mapfre S.A.	256,827	514,457
Naturgy Energy Group S.A.	33,124	1,031,358
Red Electrica Corp. S.A.	38,781	705,090
Repsol S.A.	316,905	4,655,240
Telefonica S.A.	1,979,692	8,992,135
		63,303,332

Sweden 2.0%
Alfa Laval AB	20,575	754,842
Assa Abloy AB, B Shares	59,465	1,416,813
Atlas Copco AB, A Shares	128,870	1,863,991
Atlas Copco AB, B Shares	78,819	1,010,996
Boliden AB	35,975	1,285,634
Electrolux AB, B Shares	50,426	760,681
Epiroc AB, A Shares	29,297	586,909
Epiroc AB, B Shares	17,150	295,291
SECURITY	NUMBER OF SHARES	VALUE ($)
Essity AB, B Shares	64,494	1,954,508
H & M Hennes & Mauritz AB, B Shares	144,951	2,125,095
Hexagon AB, B Shares	69,173	792,011
Husqvarna AB, B Shares	60,214	519,721
Industrivarden AB, A Shares	11,179	319,866
Industrivarden AB, C Shares	11,494	328,229
Investor AB, A Shares	37,965	832,490
Investor AB, B Shares	137,375	2,951,245
Sandvik AB	88,654	1,805,865
Securitas AB, B Shares	108,332	971,011
Skandinaviska Enskilda Banken AB, A Shares	119,655	1,360,570
Skanska AB, B Shares	75,033	1,227,274
SKF AB, B Shares	64,861	1,174,741
SSAB AB, A Shares	49,051	348,353
SSAB AB, B Shares	134,988	912,395
Svenska Cellulosa AB, S.C.A., B Shares	35,934	493,004
Svenska Handelsbanken AB, A Shares	140,834	1,244,942
Swedbank AB, A Shares	124,494	2,163,261
Tele2 AB, B Shares	64,626	686,726
Telefonaktiebolaget LM Ericsson, B Shares	298,686	1,644,473
Telia Co. AB	556,803	1,550,234
Trelleborg AB, B Shares	23,875	599,933
Volvo AB, A Shares	32,928	697,289
Volvo AB, B Shares	235,726	4,846,692
Volvo Car AB, B Shares *	22,944	94,707
		39,619,792

Switzerland 5.0%
ABB Ltd.	111,492	4,021,919
Adecco Group AG	58,059	1,997,029
Alcon, Inc.	17,936	1,306,033
Baloise Holding AG	4,188	701,043
Barry Callebaut AG	236	503,881
Chocoladefabriken Lindt & Spruengli AG	4	493,047
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	37	456,843
Cie Financiere Richemont S.A., Class A	25,133	4,154,505
Credit Suisse Group AG	410,951	369,792
DKSH Holding AG	5,787	460,939
Galenica AG	5,159	462,343
Geberit AG	1,850	1,053,689
Georg Fischer AG	8,544	623,027
Givaudan S.A.	340	1,189,309
Helvetia Holding AG	3,375	504,874
Holcim AG *	86,716	5,729,562
Julius Baer Group Ltd.	14,092	1,009,779
Kuehne & Nagel International AG	3,140	930,244
Logitech International S.A.	9,535	564,254
Lonza Group AG	1,790	1,116,316
Nestle S.A.	156,097	20,025,616
Novartis AG	122,680	12,549,412
Partners Group Holding AG	690	669,806
Roche Holding AG	47,461	14,861,944
Roche Holding AG, Bearer Shares	1,795	607,431
Schindler Holding AG	1,708	364,868
Schindler Holding AG, Participation Certificates	2,793	624,156
SGS S.A.	9,575	866,493
Sika AG	4,251	1,174,224
Sonova Holding AG	1,933	613,005
Swiss Life Holding AG *	2,698	1,780,833
Swiss Prime Site AG	5,544	501,841
Swiss Re AG	31,049	3,126,756
Swisscom AG	2,907	1,995,802
The Swatch Group AG	6,439	406,223
See financial notes
48Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
The Swatch Group AG, Bearer Shares	3,921	1,345,148
UBS Group AG	251,558	5,119,851
Zurich Insurance Group AG	12,317	5,973,156
		100,254,993

United Kingdom 15.3%
3i Group plc	61,259	1,362,954
abrdn plc	641,339	1,718,614
Admiral Group plc	19,494	566,576
Anglo American plc	142,913	4,403,745
Antofagasta plc	35,295	649,181
Ashtead Group plc	27,004	1,556,946
Associated British Foods plc	69,258	1,706,418
AstraZeneca plc	48,097	7,078,096
Aviva plc	518,365	2,759,952
B&M European Value Retail S.A.	103,672	625,863
BAE Systems plc	264,941	3,375,343
Balfour Beatty plc	132,335	636,975
Barclays plc	2,552,976	5,142,743
Barratt Developments plc	248,757	1,565,033
Bellway plc	31,804	964,280
Berkeley Group Holdings plc	18,325	1,025,507
BP plc	4,018,641	26,961,040
British American Tobacco plc	277,300	10,245,069
BT Group plc	2,349,795	4,693,226
Bunzl plc	27,559	1,097,043
Burberry Group plc	35,446	1,157,028
Centrica plc	1,581,840	2,273,026
Coca-Cola HBC AG *	23,260	710,051
Compass Group plc	140,812	3,714,756
CRH plc	101,836	4,942,213
Croda International plc	5,630	494,648
Currys plc	954,495	685,935
DCC plc	22,710	1,412,947
Diageo plc	89,937	4,102,574
Direct Line Insurance Group plc	362,623	783,790
Dowlais Group PLC *	156,326	260,508
DS Smith plc	253,857	991,124
Entain plc	31,793	579,309
Experian plc	35,269	1,248,695
Ferguson plc	19,213	2,714,759
FirstGroup plc	417,885	589,397
Flutter Entertainment plc *	4,100	821,631
Glencore plc	2,566,025	15,146,308
GSK plc	390,571	7,043,239
Haleon plc	474,886	2,087,930
Hays plc	441,447	633,323
HSBC Holdings plc	2,177,557	15,694,407
IMI plc	25,059	502,780
Imperial Brands plc	166,060	4,110,663
Inchcape plc	82,225	837,088
Informa plc	82,526	750,250
International Distributions Services plc	429,057	1,365,978
Intertek Group plc	12,964	678,201
ITV plc	795,688	809,866
J Sainsbury plc	689,331	2,395,429
John Wood Group plc *	345,324	979,848
Johnson Matthey plc	53,411	1,319,448
Kingfisher plc	670,354	2,172,682
Land Securities Group plc	49,695	421,703
Legal & General Group plc	697,264	2,057,293
Lloyds Banking Group plc	11,422,747	6,939,555
London Stock Exchange Group plc	5,945	624,185
M&G plc	878,918	2,271,595
Man Group plc	134,622	385,015
Marks & Spencer Group plc *	784,034	1,622,241
Melrose Industries PLC	156,325	805,246
SECURITY	NUMBER OF SHARES	VALUE ($)
Mondi plc	94,496	1,505,825
National Grid plc	388,114	5,564,749
NatWest Group plc	413,706	1,362,788
Next plc	10,272	871,546
Pearson plc	80,485	895,459
Persimmon plc	90,630	1,499,899
Phoenix Group Holdings plc	68,324	509,052
Prudential plc	194,317	2,973,251
Reckitt Benckiser Group plc	35,896	2,900,748
RELX plc	79,800	2,658,831
Rentokil Initial plc	98,140	781,318
Rio Tinto plc	162,656	10,340,426
Severn Trent plc	20,057	738,771
Shell plc	1,618,801	49,742,768
Smith & Nephew plc	80,956	1,333,326
Smiths Group plc	36,183	765,077
Smurfit Kappa Group plc	36,737	1,361,204
Spectris plc	11,879	562,561
SSE plc	139,088	3,209,199
St. James's Place plc	30,925	470,311
Standard Chartered plc	265,246	2,101,579
Tate & Lyle plc	61,304	628,602
Taylor Wimpey plc	925,672	1,493,910
Tesco plc	1,880,596	6,648,757
The Sage Group plc	62,979	649,498
Travis Perkins plc	60,908	735,078
Unilever plc	214,886	11,965,310
United Utilities Group plc	62,025	842,577
Vodafone Group plc	9,250,839	11,111,417
Whitbread plc	18,203	745,086
WPP plc	163,818	1,909,203
		306,149,394
Total Common Stocks (Cost $1,618,591,831)		1,963,131,024

PREFERRED STOCKS 1.1% OF NET ASSETS

Germany 0.6%
Bayerische Motoren Werke AG	13,909	1,478,454
FUCHS PETROLUB SE	15,651	618,323
Henkel AG & Co. KGaA	25,241	2,040,697
Volkswagen AG	62,120	8,482,471
		12,619,945

Italy 0.1%
Telecom Italia S.p.A. - RSP *	5,334,029	1,540,387

Republic of Korea 0.4%
Hyundai Motor Co., Ltd.	5,613	445,499
Hyundai Motor Co., Ltd. 2nd	9,466	785,223
LG Chem Ltd.	743	217,431
LG H&H Co., Ltd.	449	89,957
Samsung Electronics Co., Ltd.	137,359	5,742,277
		7,280,387

Spain 0.0%
Grifols S.A., B Shares *	23,030	170,385
Total Preferred Stocks (Cost $20,595,099)		21,611,104
See financial notes
Schwab Fundamental Index Funds | Semiannual Report49

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% (c)(d)	16,598,178	16,598,178
Total Short-Term Investments (Cost $16,598,178)		16,598,178
Total Investments in Securities (Cost $1,655,785,108)		2,001,340,306

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/16/23	125	13,435,000	63,597

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $15,407,041.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$1,359,045,259	$—	$1,359,045,259
Canada	128,346,181	—	—	128,346,181
Netherlands	1,737,058	53,250,619	0 *	54,987,677
Republic of Korea	19,745	114,582,768	—	114,602,513
United Kingdom	897,483	305,251,911	—	306,149,394
Preferred Stocks[1]	—	21,611,104	—	21,611,104
Short-Term Investments[1]	16,598,178	—	—	16,598,178
Futures Contracts[2]	63,597	—	—	63,597
Total	$147,662,242	$1,853,741,661	$0 *	$2,001,403,903

*	Level 3 amount shown includes securities determined to have no value at April 30, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
50Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Large Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $1,655,785,108) including securities on loan of $15,407,041		$2,001,340,306
Cash		7,149,534
Foreign currency, at value (cost $2,565,305)		2,567,985
Deposit with broker for futures contracts		1,108,241
Receivables:
Dividends		10,910,474
Foreign tax reclaims		3,016,495
Fund shares sold		2,887,395
Income from securities on loan	+	22,753
Total assets		2,029,003,183

Liabilities
Collateral held for securities on loan		16,598,178
Payables:
Investments bought		7,507,881
Fund shares redeemed		3,133,198
Investment adviser fees		380,778
Variation margin on futures contracts	+	12,849
Total liabilities		27,632,884
Net assets		$2,001,370,299

Net Assets by Source
Capital received from investors		$1,830,507,472
Total distributable earnings	+	170,862,827
Net assets		$2,001,370,299

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,001,370,299		200,206,811		$10.00

See financial notes
Schwab Fundamental Index Funds | Semiannual Report51

Schwab Fundamental International Large Company Index Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $4,659,910)		$33,363,074
Interest received from securities - unaffiliated		57,132
Securities on loan, net	+	131,849
Total investment income		33,552,055

Expenses
Investment adviser fees		2,267,575
Professional fees		14,011 [1]
Proxy fees[2]	+	728
Total expenses		2,282,314
Expense reduction	–	14,011 [1]
Net expenses	–	2,268,303
Net investment income		31,283,752

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(27,114,823)
Net realized gains on futures contracts		2,589,392
Net realized gains on foreign currency transactions	+	378,183
Net realized losses		(24,147,248)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		341,905,447
Net change in unrealized appreciation (depreciation) on futures contracts		(319,810)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	226,490
Net change in unrealized appreciation (depreciation)	+	341,812,127
Net realized and unrealized gains		317,664,879
Increase in net assets resulting from operations		$348,948,631

[1]
Professional fees associated with the filing of tax claims in the European Union deemed to be non-contingent and non-routine expenses of the fund (see financial notes 2(d)
and 4 for additional information).

[2]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
52Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Large Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$31,283,752	$53,264,802
Net realized losses		(24,147,248)	(28,067,161)
Net change in unrealized appreciation (depreciation)	+	341,812,127	(318,729,237)
Increase (decrease) in net assets resulting from operations		$348,948,631	($293,531,596 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($49,119,207 )	($52,079,126 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		37,624,351	$360,044,390	82,237,833	$778,069,159
Shares reinvested		3,661,238	32,731,464	3,235,712	31,904,115
Shares redeemed	+	(27,043,951)	(255,912,373)	(32,691,719)	(305,948,761)
Net transactions in fund shares		14,241,638	$136,863,481	52,781,826	$504,024,513

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		185,965,173	$1,564,677,394	133,183,347	$1,406,263,603
Total increase	+	14,241,638	436,692,905	52,781,826	158,413,791
End of period		200,206,811	$2,001,370,299	185,965,173	$1,564,677,394
See financial notes
Schwab Fundamental Index Funds | Semiannual Report53

Schwab Fundamental International Small Company Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$10.66	$15.42	$11.46	$12.57	$12.67	$14.58
Income (loss) from investment operations:
Net investment income (loss)[1]	0.14	0.30	0.27	0.22	0.29	0.33
Net realized and unrealized gains (losses)	2.11	(4.21)	3.96	(0.97)	0.25	(1.70)
Total from investment operations	2.25	(3.91)	4.23	(0.75)	0.54	(1.37)
Less distributions:
Distributions from net investment income	(0.23)	(0.41)	(0.27)	(0.36)	(0.30)	(0.34)
Distributions from net realized gains	(0.33)	(0.44)	—	—	(0.34)	(0.20)
Total distributions	(0.56)	(0.85)	(0.27)	(0.36)	(0.64)	(0.54)
Net asset value at end of period	$12.35	$10.66	$15.42	$11.46	$12.57	$12.67
Total return	21.60%[2]	(26.61%)	37.25%	(6.28%)	5.13%	(9.79%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%[3]	0.39%[4]	0.39%	0.39%	0.39%	0.39%
Net investment income (loss)	2.46%[3]	2.37%	1.84%	1.89%	2.44%	2.30%
Portfolio turnover rate	14%[2]	36%	35%	25%	38%	26%
Net assets, end of period (x 1,000)	$600,113	$530,184	$708,349	$576,948	$775,258	$762,630

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
54Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.9% OF NET ASSETS

Australia 5.1%
Adbri Ltd.	251,741	265,797
ALS Ltd.	52,571	458,826
Ansell Ltd.	37,305	663,846
Appen Ltd. *	15,741	33,004
ARB Corp., Ltd.	6,861	146,570
ASX Ltd.	10,666	485,405
Austal Ltd.	160,300	175,929
Bank of Queensland Ltd.	128,780	497,300
Bapcor Ltd.	65,383	285,305
Beach Energy Ltd.	431,493	424,714
Bega Cheese Ltd.	102,560	258,250
Bendigo & Adelaide Bank Ltd.	118,708	683,431
Blackmores Ltd.	2,668	168,528
Boral Ltd. *	136,134	373,669
Breville Group Ltd.	15,201	208,824
carsales.com Ltd.	16,762	265,817
Challenger Ltd.	80,327	323,238
Champion Iron Ltd.	51,339	223,061
Charter Hall Group	27,875	207,386
Charter Hall Retail REIT	48,841	125,723
Cleanaway Waste Management Ltd.	218,219	351,432
Cochlear Ltd.	3,198	524,368
Collins Foods Ltd.	23,434	135,106
Coronado Global Resources, Inc.	162,348	178,999
Costa Group Holdings Ltd.	103,349	171,501
Credit Corp. Group Ltd.	8,390	101,029
Cromwell Property Group	254,501	96,439
CSR Ltd.	180,828	633,029
Dexus	112,647	583,848
Domino's Pizza Enterprises Ltd.	4,821	162,273
Eagers Automotive Ltd.	50,888	480,559
Elders Ltd.	33,437	180,025
Event Hospitality & Entertainment Ltd.	20,782	166,552
Evolution Mining Ltd.	400,797	945,071
FleetPartners Group Ltd. *	157,349	219,309
Flight Centre Travel Group Ltd. *	26,900	353,244
G.U.D. Holdings Ltd.	19,448	124,058
G8 Education Ltd.	301,224	243,917
GrainCorp Ltd., Class A	83,408	377,904
Harvey Norman Holdings Ltd.	176,770	424,532
Healius Ltd.	127,789	253,954
Helia Group Ltd.	136,759	287,274
IGO Ltd.	28,780	265,032
Iluka Resources Ltd.	32,528	239,015
Inghams Group Ltd.	64,246	119,927
Insignia Financial Ltd.	155,045	307,728
InvoCare Ltd.	17,303	127,792
IRESS Ltd.	31,219	214,505
Link Administration Holdings Ltd.	121,265	171,084
Lynas Rare Earths Ltd. *	5,049	21,685
Magellan Financial Group Ltd.	39,745	215,398
McMillan Shakespeare Ltd.	18,602	190,024
Monadelphous Group Ltd.	34,292	282,672
National Storage REIT	17,336	28,874
SECURITY	NUMBER OF SHARES	VALUE ($)
nib Holdings Ltd.	83,323	427,538
Nine Entertainment Co. Holdings Ltd.	249,618	344,326
Northern Star Resources Ltd.	87,023	776,228
NRW Holdings Ltd.	216,307	347,622
Nufarm Ltd.	98,582	366,550
oOh!media Ltd.	137,610	150,772
Orora Ltd.	328,828	751,549
Perenti Ltd. *	531,874	407,584
Perpetual Ltd.	27,421	448,145
Perseus Mining Ltd.	106,052	156,733
Platinum Asset Management Ltd.	178,176	208,146
Premier Investments Ltd.	11,816	205,638
Qantas Airways Ltd. *	209,326	923,116
Qube Holdings Ltd.	204,813	419,005
Ramelius Resources Ltd.	216,688	189,105
REA Group Ltd.	2,094	196,937
Reece Ltd.	27,994	341,012
Region RE Ltd.	98,518	161,221
Regis Resources Ltd. *	266,667	377,316
Reliance Worldwide Corp., Ltd.	125,293	341,690
Sandfire Resources Ltd. *	89,026	387,873
SEEK Ltd.	30,726	501,334
Service Stream Ltd.	270,409	119,448
Seven Group Holdings Ltd.	21,063	332,701
Sigma Healthcare Ltd.	183,939	85,369
Silver Lake Resources Ltd. *	141,340	119,154
Southern Cross Media Group Ltd.	197,767	109,791
St. Barbara Ltd. *	585,092	234,195
Steadfast Group Ltd.	50,842	200,440
Super Retail Group Ltd.	52,697	475,569
Tabcorp Holdings Ltd.	462,231	322,413
The GPT Group	189,420	556,994
The Lottery Corp., Ltd.	186,382	624,936
The Star Entertainment Grp Ltd. *	413,620	350,615
TPG Telecom Ltd.	21,114	75,367
United Malt Grp Ltd.	90,082	263,913
Vicinity Ltd.	612,804	856,681
Virgin Australia Holdings Pty. Ltd. *(a)	176,214	0
Viva Energy Group Ltd.	434,436	897,978
Washington H Soul Pattinson & Co., Ltd.	18,039	377,618
Waypoint REIT Ltd.	64,716	112,397
Westgold Resources Ltd. *	42,898	43,353
Whitehaven Coal Ltd.	149,305	716,481
Yancoal Australia Ltd.	11,911	44,033
		30,801,668

Austria 0.7%
ANDRITZ AG	15,407	1,000,620
AT&S Austria Technologie & Systemtechnik AG	5,122	156,629
CA Immobilien Anlagen AG *	3,923	113,813
EVN AG	9,946	239,702
Lenzing AG *	4,642	303,797
Mayr Melnhof Karton AG	2,567	409,790
Oesterreichische Post AG	10,669	410,983
Strabag SE	10,148	442,538
UNIQA Insurance Group AG	32,929	295,461
See financial notes
Schwab Fundamental Index Funds | Semiannual Report55

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Verbund AG	3,954	352,145
Vienna Insurance Group AG Wiener Versicherung Gruppe	12,478	367,140
		4,092,618

Belgium 1.2%
Ackermans & van Haaren N.V.	4,633	814,923
Aedifica S.A.	1,381	115,358
Barco N.V.	11,696	341,583
Bekaert S.A.	16,506	768,422
bpost S.A.	89,716	441,404
Cofinimmo S.A. *	3,130	299,023
D'ieteren Group	3,005	565,808
Elia Group S.A./N.V.	3,221	441,664
Euronav N.V.	33,731	577,839
Fagron	8,963	166,607
Gimv N.V.	769	40,110
KBC Ancora	4,155	199,972
Lotus Bakeries NV	5	34,525
Melexis N.V.	2,398	228,589
Ontex Group N.V. *	76,649	657,429
Recticel S.A.	9,575	136,487
Sofina S.A.	1,911	438,752
Telenet Group Holding N.V.	37,918	879,574
Warehouses De Pauw CVA	6,022	180,068
		7,328,137

Canada 7.3%
Adentra, Inc.	6,162	118,342
Advantage Energy Ltd. *	5,767	32,435
Aecon Group, Inc.	42,594	398,322
Ag Growth International, Inc.	4,442	194,322
Air Canada *	45,601	638,148
Alamos Gold, Inc., Class A	42,937	554,915
Algoma Steel Group, Inc.	17,688	130,162
Allied Properties Real Estate Investment Trust	15,800	265,656
Altus Group Ltd.	3,545	140,769
Aritzia, Inc. *	3,842	122,107
Artis Real Estate Investment Trust	31,958	166,058
ATS Corp. *	5,571	238,819
AutoCanada, Inc. *	10,634	161,294
Badger Infrastructure Solutions Ltd.	7,394	162,031
Baytex Energy Corp. *	21,143	79,588
Birchcliff Energy Ltd.	34,441	208,703
BlackBerry Ltd. *	34,801	135,623
Boardwalk Real Estate Investment Trust	4,983	213,318
Bombardier, Inc., Class B *	17,204	743,076
Boralex, Inc., Class A	6,246	182,099
Boyd Group Services, Inc.	2,321	387,076
Brookfield Business Corp., Class A	3,272	60,110
Brookfield Infrastructure Corp., Class A	6,726	286,615
Brookfield Reinsurance Ltd. *	1,440	46,702
Brookfield Renewable Corp., Class A	6,584	219,993
BRP, Inc.	4,637	346,427
CAE, Inc. *	31,583	710,754
Cameco Corp.	24,213	665,708
Canaccord Genuity Group, Inc.	28,542	227,729
Canada Goose Holdings, Inc. *	1,491	29,229
Canadian Apartment Properties REIT	15,769	577,640
Canadian Utilities Ltd., Class A	28,291	817,920
Canadian Western Bank	18,102	324,670
Canfor Corp. *	27,311	410,416
Capital Power Corp.	19,154	624,306
Cascades, Inc.	91,127	742,549
Celestica, Inc. *	69,031	748,980
SECURITY	NUMBER OF SHARES	VALUE ($)
Centerra Gold, Inc.	92,175	623,186
CES Energy Solutions Corp.	25,148	49,930
Chartwell Retirement Residences	40,879	267,327
Chemtrade Logistics Income Fund	47,770	270,785
Choice Properties Real Estate Investment Trust	24,511	264,857
Chorus Aviation, Inc. *	111,977	245,468
Cineplex, Inc. *	26,692	174,946
Cogeco Communications, Inc.	3,278	158,861
Cogeco, Inc.	6,788	288,935
Colliers International Group, Inc.	2,443	259,798
Crombie Real Estate Investment Trust	15,217	173,190
Definity Financial Corp.	1,400	37,975
Doman Building Materials Group Ltd.	37,373	169,369
Dorel Industries, Inc., Class B *	12,661	37,099
Dream Industrial Real Estate Investment Trust	12,752	139,676
Dream Office Real Estate Investment Trust	12,982	127,726
Dundee Precious Metals, Inc.	30,371	222,820
ECN Capital Corp.	41,746	97,367
Eldorado Gold Corp. *	34,222	378,125
Element Fleet Management Corp.	40,097	524,426
Enerflex Ltd.	71,919	436,339
Enerplus Corp.	24,859	371,734
Enghouse Systems Ltd.	4,888	134,534
Ensign Energy Services, Inc. *	21,792	42,624
EQB, Inc.	2,799	124,161
Equinox Gold Corp. *	10,948	54,382
ERO Copper Corp. *	2,082	40,999
Exchange Income Corp.	7,686	296,185
Extendicare, Inc.	22,776	108,765
Fiera Capital Corp.	17,306	94,906
First Capital Real Estate Investment Trust	40,019	469,943
FirstService Corp.	2,255	339,203
Fortuna Silver Mines, Inc. *	48,916	183,410
Frontera Energy Corp. *	8,993	85,094
GFL Environmental, Inc.	2,488	90,368
Gibson Energy, Inc.	40,306	683,939
goeasy Ltd.	1,389	95,129
Granite Real Estate Investment Trust	3,207	199,448
H&R Real Estate Investment Trust	67,687	587,019
Home Capital Group, Inc.	12,313	395,786
Hudbay Minerals, Inc.	83,812	420,034
IAMGOLD Corp. *	271,619	777,859
IGM Financial, Inc.	17,564	539,035
Innergex Renewable Energy, Inc.	14,834	152,189
Interfor Corp. *	24,681	387,289
International Petroleum Corp. *	5,095	49,752
Kelt Exploration Ltd. *	9,141	33,397
Killam Apartment Real Estate Investment Trust	11,681	145,102
Laurentian Bank of Canada	11,167	265,483
Maple Leaf Foods, Inc.	24,535	502,706
Martinrea International, Inc.	70,009	731,171
MEG Energy Corp. *	40,686	677,474
Mullen Group Ltd.	28,898	320,153
NFI Group, Inc.	48,436	282,783
NorthWest Healthcare Properties Real Estate Investment Trust	24,736	148,798
NuVista Energy Ltd. *	22,610	196,253
Obsidian Energy Ltd. *	16,375	106,479
OceanaGold Corp.	215,956	494,124
Pan American Silver Corp.	58,185	1,035,851
Paramount Resources Ltd., Class A	1,514	35,848
Parex Resources, Inc.	35,347	717,715
Pason Systems, Inc.	12,310	107,213
Peyto Exploration & Development Corp.	36,510	332,534
PrairieSky Royalty Ltd.	12,888	203,377
See financial notes
56Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Precision Drilling Corp. *	5,276	262,817
Premium Brands Holdings Corp.	6,275	471,071
Primaris Real Estate Investment Trust	2,613	25,766
Primo Water Corp.	31,266	474,927
Quebecor, Inc., Class B	38,749	1,000,149
Real Matters, Inc. *	6,934	25,999
Richelieu Hardware Ltd.	9,671	290,805
Ritchie Bros. Auctioneers, Inc.	11,460	655,703
Rogers Sugar, Inc.	8,159	37,758
Russel Metals, Inc.	28,436	724,096
Secure Energy Services, Inc.	58,639	273,102
ShawCor Ltd. *	33,689	303,359
Shopify, Inc., Class A *	10,264	497,272
Sienna Senior Living, Inc.	16,977	136,583
Sleep Country Canada Holdings, Inc.	8,650	150,099
SmartCentres Real Estate Investment Trust	20,104	388,473
SSR Mining, Inc.	21,998	314,988
Stantec, Inc.	14,191	853,021
Stelco Holdings, Inc.	7,968	278,411
Stella-Jones, Inc.	17,232	674,348
Superior Plus Corp.	51,459	381,712
The Descartes Systems Group, Inc. *	2,281	180,749
The North West Co., Inc.	13,019	381,869
TMX Group Ltd.	3,846	389,525
Torex Gold Resources, Inc. *	35,509	582,622
Toromont Industries Ltd.	8,999	727,173
TransAlta Corp.	62,802	559,950
TransAlta Renewables, Inc.	12,028	112,303
Transcontinental, Inc., Class A	45,502	489,998
Trican Well Service Ltd.	58,714	137,376
Tricon Residential, Inc.	16,341	130,984
Uni-Select, Inc. *	9,530	327,362
Vermilion Energy, Inc.	38,295	484,747
Wajax Corp.	11,266	199,983
Western Forest Products, Inc.	264,492	203,027
Westshore Terminals Investment Corp.	7,602	154,975
Whitecap Resources, Inc.	23,569	185,789
Winpak Ltd.	6,419	214,101
		43,804,056

Denmark 1.7%
Alm Brand A/S	114,102	211,086
Chr. Hansen Holding A/S	8,520	663,107
D/S Norden A/S	6,633	416,796
Demant A/S *	11,486	492,244
Dfds A/S	9,691	390,386
FLSmidth & Co. A/S	19,983	789,494
Genmab A/S *	1,334	548,227
GN Store Nord A/S *	20,341	543,021
H Lundbeck A/S	78,690	416,633
Jyske Bank A/S *	9,959	728,141
Matas A/S	12,566	158,098
NKT A/S *	4,804	252,466
Per Aarsleff Holding A/S	10,086	434,408
Ringkjoebing Landbobank A/S	1,493	209,990
Rockwool A/S, B Shares	1,701	411,986
Royal Unibrew A/S	7,119	636,325
Scandinavian Tobacco Group A/S, Class A	18,126	354,038
Schouw & Co. A/S	5,098	434,031
SimCorp A/S	4,402	477,156
Solar A/S, B Shares	2,344	191,763
Spar Nord Bank A/S	12,039	195,820
Sydbank A/S	12,377	552,192
Topdanmark A/S	5,516	291,188
SECURITY	NUMBER OF SHARES	VALUE ($)
Tryg A/S	25,735	608,195
		10,406,791

Finland 1.0%
Cargotec Oyj, B Shares	15,429	852,597
Caverion Oyj	3,343	31,679
Finnair Oyj *	377,366	220,953
Kamux Corp.	19,795	121,241
Kemira Oyj	34,282	601,367
Kojamo Oyj	18,148	225,336
Konecranes Oyj	24,574	962,560
Metsa Board Oyj, B Shares	39,480	284,684
Metso Outotec Oyj	42,046	464,218
Orion Oyj, B Shares	14,580	684,868
Terveystalo Oyj	20,009	174,950
TietoEVRY Oyj	20,290	648,343
Tokmanni Group Corp.	14,900	204,059
Uponor Oyj	16,925	451,663
YIT Oyj	111,177	287,806
		6,216,324

France 3.8%
Aeroports de Paris *	3,783	601,141
Air France-KLM *	502,250	869,980
Altarea S.C.A.	903	118,210
Alten S.A.	4,428	752,795
Beneteau S.A.	12,803	206,069
BioMerieux	4,306	450,861
Carmila S.A. *	8,777	148,556
CGG S.A. *	617,530	462,130
Cie Plastic Omnium S.A. *	36,357	643,686
Coface S.A.	24,109	369,023
Covivio S.A. (b)	8,910	506,613
Dassault Aviation S.A.	2,481	484,831
Derichebourg S.A.	47,156	291,625
Elior Group S.A. *	203,904	709,469
Eramet S.A.	2,017	196,471
Esso S.A. Francaise *	650	31,981
Euronext N.V.	5,732	455,862
Fnac Darty S.A.	15,995	603,062
Gaztransport Et Technigaz S.A.	2,055	219,764
Gecina S.A.	5,940	661,256
Getlink SE	31,830	594,879
ICADE	10,798	507,138
Imerys S.A.	17,773	730,620
Ipsen S.A.	4,098	496,945
IPSOS	9,463	513,089
JCDecaux SE *	23,682	524,270
Korian S.A.	46,177	400,643
La Francaise des Jeux SAEM	8,334	356,210
Maisons du Monde S.A.	26,890	283,634
Mercialys S.A.	28,900	290,601
Metropole Television S.A.	31,779	513,067
Nexans S.A.	6,325	544,221
Nexity S.A.	27,205	713,720
Orpea S.A. *(b)	106,918	316,134
Quadient S.A.	23,946	476,002
Remy Cointreau S.A.	1,589	274,942
Rothschild & Co.	6,941	358,322
Sartorius Stedim Biotech	539	144,397
SMCP S.A. *	24,501	216,917
Societe BIC S.A.	9,511	586,983
SOITEC *	835	123,333
Sopra Steria Group S.A.	3,878	839,445
SPIE S.A.	30,552	953,621
Television Francaise 1	62,281	501,909
See financial notes
Schwab Fundamental Index Funds | Semiannual Report57

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Trigano S.A.	2,511	327,118
UbiSoft Entertainment S.A. *	23,678	693,461
Vallourec S.A. *	3,936	44,962
Verallia S.A.	14,989	608,408
Vicat S.A.	12,051	351,575
Virbac S.A.	517	176,596
Worldline S.A. *	14,932	649,583
		22,896,130

Germany 4.0%
1&1 AG	25,573	298,419
Aareal Bank AG, Tender Shares *	17,671	601,675
ADLER Group S.A. *	104,809	63,750
AIXTRON SE	1,303	36,890
Aroundtown S.A.	169,723	231,229
Auto1 Group SE *	6,832	53,912
BayWa AG	2,062	88,294
Bechtle AG	16,508	767,774
Befesa S.A.	4,975	223,989
Bilfinger SE	14,449	625,116
CANCOM SE	10,354	372,817
Carl Zeiss Meditec AG, Class B	2,001	269,139
CECONOMY AG *	233,191	711,597
CompuGroup Medical SE & Co. KgaA	2,959	162,695
CTS Eventim AG & Co., KGaA *	3,719	245,027
Delivery Hero SE *	1,296	51,803
Deutsche Pfandbriefbank AG	42,986	396,477
Deutsche Wohnen SE	6,851	155,124
Deutz AG	90,203	599,598
DIC Asset AG	11,434	87,038
Duerr AG	17,347	601,888
DWS Group GmbH & Co. KGaA	9,877	328,414
ElringKlinger AG	26,475	297,600
Encavis AG	5,882	101,713
Evotec SE *	6,316	116,002
Fielmann AG	5,335	276,371
Fraport AG Frankfurt Airport Services Worldwide *	9,396	506,043
Gerresheimer AG	7,610	829,242
Grand City Properties S.A.	24,436	204,078
GRENKE AG	7,010	251,414
Hamburger Hafen und Logistik AG	12,125	167,326
Heidelberger Druckmaschinen AG *	77,210	160,059
Hella GmbH & Co. KGaA	5,334	451,076
HelloFresh SE *	13,312	357,456
Hensoldt AG	927	34,767
HOCHTIEF AG	11,009	921,547
Hornbach Holding AG & Co. KGaA	6,037	512,949
Hugo Boss AG	12,057	908,996
Jenoptik AG	9,398	299,987
JOST Werke AG	4,015	221,838
Kontron AG	9,591	185,600
Krones AG	4,039	530,704
LEG Immobilien SE	8,320	517,864
Leoni AG *	47,036	13,787
Nemetschek SE	2,088	163,205
Nordex SE *	20,332	244,862
Norma Group SE	16,975	403,805
QIAGEN N.V. *	11,869	530,791
Rational AG	294	212,935
RTL Group S.A.	17,140	803,422
SAF-Holland SE	27,071	374,569
Sartorius AG	59	18,322
Scout24 SE	7,092	442,024
Siltronic AG	5,873	423,298
Sixt SE	3,176	394,044
Software AG	13,309	454,684
SECURITY	NUMBER OF SHARES	VALUE ($)
Stabilus SE	5,717	373,621
Stroeer SE & Co. KGaA	5,682	311,597
Suedzucker AG	31,493	636,189
Synlab AG	16,138	170,425
TAG Immobilien AG	46,155	395,221
Takkt AG	17,064	273,276
Talanx AG	16,562	832,998
Teamviewer AG *	1,810	33,405
Vitesco Technologies Group AG, Class A *	13,389	916,894
Wacker Chemie AG	2,735	422,972
Wacker Neuson SE	11,511	280,762
		23,952,405

Greece 0.0%
TT Hellenic Postbank S.A. *(a)	24,275	0

Hong Kong 3.1%
AAC Technologies Holdings, Inc. *	389,500	823,472
ASMPT Ltd.	81,700	642,338
BOC Aviation Ltd.	40,400	320,209
Brightoil Petroleum Holdings Ltd. *(a)	1,150,000	0
Budweiser Brewing Co. APAC Ltd.	153,400	443,205
Cathay Pacific Airways Ltd. *(b)	316,363	306,123
Chow Tai Fook Jewellery Group Ltd.	264,400	530,971
CITIC Telecom International Holdings Ltd.	601,000	241,451
CK Infrastructure Holdings Ltd.	36,500	207,809
Cowell e Holdings, Inc. *	150,000	290,132
DFI Retail Group Holdings Ltd.	145,320	437,366
Esprit Holdings Ltd. *	477,500	39,062
Fortune Real Estate Investment Trust	229,000	191,574
Hang Lung Properties Ltd.	338,000	617,839
HKBN Ltd.	245,000	172,885
Huabao International Holdings Ltd.	263,735	124,525
Hysan Development Co., Ltd.	105,000	296,735
IGG, Inc. *	987,900	816,646
Jinchuan Group International Resources Co., Ltd.	2,953,000	211,563
JS Global Lifestyle Co., Ltd.	178,500	158,253
Kerry Logistics Network Ltd.	124,500	176,401
Kerry Properties Ltd.	334,000	861,755
L'Occitane International S.A.	66,000	167,909
Luk Fook Holdings International Ltd.	162,000	519,133
Man Wah Holdings Ltd.	310,800	261,457
Melco International Development Ltd. *	710,000	826,319
MMG Ltd. *	1,300,000	475,675
Nexteer Automotive Group Ltd.	560,000	313,928
NWS Holdings Ltd.	597,000	517,098
Pacific Basin Shipping Ltd.	1,109,000	385,883
PC Partner Group Ltd.	48,000	27,530
Power Assets Holdings Ltd.	22,143	126,532
Powerlong Real Estate Holdings Ltd.	3,016,000	470,433
Prada S.p.A.	50,000	368,134
Samsonite International S.A. *	188,957	598,775
Singamas Container Holdings Ltd.	2,026,989	157,788
SITC International Holdings Co., Ltd.	170,000	314,446
SJM Holdings Ltd. *	804,500	418,928
Swire Properties Ltd.	169,000	454,227
Texhong Textile Group Ltd.	248,000	181,163
The Bank of East Asia Ltd.	487,190	642,072
The United Laboratories International Holdings Ltd.	48,000	38,865
The Wharf Holdings Ltd.	361,000	825,048
Truly International Holdings Ltd.	1,338,000	169,558
United Energy Group Ltd. *	1,476,000	222,424
Value Partners Group Ltd.	469,000	148,856
Vitasoy International Holdings Ltd.	142,000	251,174
See financial notes
58Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
VSTECS Holdings Ltd.	548,000	314,823
VTech Holdings Ltd.	81,800	491,089
Want Want China Holdings Ltd.	1,071,000	683,036
Wynn Macau Ltd. *	518,000	560,419
		18,843,036

Ireland 0.4%
AIB Group plc	192,507	827,891
Cairn Homes plc	72,774	82,114
Dalata Hotel Group plc *	39,909	200,597
Glanbia plc	55,552	842,451
Irish Continental Group plc	31,584	162,937
Origin Enterprises plc	13,337	58,123
Uniphar plc	12,671	42,305
		2,216,418

Israel 1.1%
Alony Hetz Properties & Investments Ltd.	10,184	80,416
Ashtrom Group Ltd.	1,866	29,409
Azrieli Group Ltd.	2,254	131,445
Bezeq The Israeli Telecommunication Corp., Ltd.	404,566	550,787
Cellcom Israel Ltd. *	28,909	103,679
Clal Insurance Enterprises Holdings Ltd. *	8,762	134,814
Delek Automotive Systems Ltd.	12,133	97,954
Delek Group Ltd.	2,363	257,393
Elbit Systems Ltd.	2,405	445,213
Elco Ltd.	674	23,395
FIBI Holdings Ltd.	4,927	183,791
Formula Systems 1985 Ltd.	1,622	102,725
G City Ltd.	40,292	126,485
Harel Insurance Investments & Financial Services Ltd.	24,061	215,974
Isracard Ltd.	46,446	189,127
Israel Corp., Ltd.	1,285	376,365
Mivne Real Estate KD Ltd.	41,295	115,678
Mizrahi Tefahot Bank Ltd.	13,519	443,332
Neto Malinda Trading Ltd. *	1,290	22,671
Nice Ltd. *	2,959	606,535
Oil Refineries Ltd.	1,157,640	322,342
Partner Communications Co., Ltd. *	19,143	93,266
Paz Oil Co., Ltd. *	4,046	381,154
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	490	27,980
Shikun & Binui Ltd. *	41,452	88,972
Shufersal Ltd. *	51,874	264,419
Strauss Group Ltd. *	6,356	141,727
The First International Bank of Israel Ltd.	6,328	229,922
The Phoenix Holdings Ltd.	21,480	230,445
Tower Semiconductor Ltd. *	13,395	590,610
		6,608,025

Italy 2.9%
ACEA S.p.A.	13,072	191,703
Alitalia - Linee Aeree Italiane S.p.A. *(a)	14,782	0
Amplifon S.p.A.	8,456	310,419
Anima Holding S.p.A.	95,451	396,639
Autogrill S.p.A. *	49,415	361,965
Azimut Holding S.p.A.	25,519	569,994
Banca Generali S.p.A.	9,385	311,572
Banca IFIS S.p.A.	12,147	204,003
Banca Mediolanum S.p.A.	47,143	426,236
Banca Monte dei Paschi di Siena S.p.A. *	217,747	502,015
Banca Popolare di Sondrio S.p.A.	103,295	469,246
BFF Bank S.p.A.	30,756	295,970
SECURITY	NUMBER OF SHARES	VALUE ($)
BPER Banca	377,468	1,060,193
Brembo S.p.A.	37,134	545,648
Buzzi Unicem S.p.A.	32,643	811,696
Cementir Holding N.V.	19,123	160,355
Credito Emiliano S.p.A.	18,959	145,549
Danieli & C Officine Meccaniche S.p.A.	2,500	65,061
Davide Campari-Milano N.V.	32,779	422,438
De'Longhi S.p.A.	17,662	410,393
DiaSorin S.p.A.	1,809	196,480
doValue SpA	3,960	27,804
Enav S.p.A.	57,366	269,588
ERG S.p.A.	9,460	285,675
Esprinet S.p.A.	33,322	295,227
Fincantieri S.p.A. *	225,853	137,579
FinecoBank Banca Fineco S.p.A.	39,746	602,457
Infrastrutture Wireless Italiane S.p.A.	18,257	253,398
Interpump Group S.p.A.	9,951	555,362
Iren S.p.A.	337,183	728,664
Italgas S.p.A.	122,974	802,956
Maire Tecnimont S.p.A.	55,675	238,941
MARR S.p.A.	12,909	202,251
MFE-MediaForEurope N.V., Class A	545,321	257,761
MFE-MediaForEurope N.V., Class B	328,035	241,676
Moncler S.p.A.	14,514	1,076,665
Nexi S.p.A. *	19,307	160,090
OVS S.p.A.	122,300	367,668
Piaggio & C S.p.A.	57,151	235,162
Recordati Industria Chimica e Farmaceutica S.p.A.	11,079	509,993
Reply S.p.A.	1,772	206,442
Saipem SpA *	37,532	57,414
Salvatore Ferragamo S.p.A.	12,036	211,627
Saras S.p.A. *	514,146	664,735
Technogym S.p.A.	21,036	191,959
Unieuro S.p.A.	16,305	195,706
UnipolSai Assicurazioni S.p.A.	130,698	351,604
Webuild S.p.A.	138,100	296,942
		17,282,921

Japan 34.8%
ABC-Mart, Inc.	7,800	443,264
Acom Co., Ltd.	126,800	310,677
Activia Properties, Inc.	72	209,798
Adastria Co., Ltd.	17,580	331,536
ADEKA Corp.	44,000	743,049
Advance Residence Investment Corp.	109	282,812
Aeon Delight Co., Ltd.	11,600	257,066
AEON Financial Service Co., Ltd.	50,200	447,162
Aeon Hokkaido Corp.	18,500	110,987
Aeon Mall Co., Ltd.	44,330	597,681
AEON REIT Investment Corp.	223	255,658
Ai Holdings Corp.	9,100	159,313
Aica Kogyo Co., Ltd.	20,500	466,063
Aichi Steel Corp.	20,600	412,481
Aida Engineering Ltd.	29,200	183,942
Aiful Corp.	62,600	170,269
Ain Holdings, Inc.	10,800	449,105
Alconix Corp.	20,500	208,810
Alpen Co., Ltd.	12,000	183,489
Amano Corp.	24,500	498,843
ANA Holdings, Inc. *	51,500	1,123,372
Anritsu Corp.	35,300	323,225
AOKI Holdings, Inc.	41,400	288,364
Aoyama Trading Co., Ltd.	69,900	477,647
Aozora Bank Ltd.	33,500	600,956
Arata Corp.	21,200	689,333
Arcland Sakamoto Co., Ltd.	14,300	161,962
See financial notes
Schwab Fundamental Index Funds | Semiannual Report59

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Arcs Co., Ltd.	46,400	843,609
Ariake Japan Co., Ltd.	4,200	170,338
As One Corp.	3,180	134,719
Asahi Diamond Industrial Co., Ltd.	24,300	162,442
Asahi Holdings, Inc.	20,700	304,751
Asahi Intecc Co., Ltd.	11,000	199,059
Asanuma Corp.	8,900	204,543
Asics Corp.	32,700	914,008
ASKUL Corp.	15,900	211,896
Autobacs Seven Co., Ltd.	39,800	452,596
Avex, Inc.	18,800	215,310
Azbil Corp.	26,700	746,712
BayCurrent Consulting, Inc.	3,700	128,612
Belc Co., Ltd.	5,600	253,006
Bell System24 Holdings, Inc. *	10,600	108,974
Belluna Co., Ltd.	37,300	204,647
Benesse Holdings, Inc.	33,500	480,813
Bic Camera, Inc.	94,600	791,468
BIPROGY, Inc.	21,400	515,945
BML, Inc.	7,200	161,701
Bunka Shutter Co., Ltd.	32,100	273,511
C Uyemura & Co., Ltd.	700	33,777
Calbee, Inc.	25,400	549,267
Canon Electronics, Inc.	11,800	160,722
Canon Marketing Japan, Inc.	24,500	612,572
Capcom Co., Ltd.	10,400	390,807
Casio Computer Co., Ltd.	82,500	784,971
Cawachi Ltd.	14,700	252,008
Central Glass Co., Ltd.	16,800	362,825
Chudenko Corp.	15,500	254,206
Chugoku Marine Paints Ltd.	23,600	206,239
Citizen Watch Co., Ltd.	138,900	768,581
CKD Corp.	19,700	300,082
CMK Corp.	32,900	111,924
Colowide Co., Ltd.	9,700	148,610
Comforia Residential REIT, Inc.	49	122,589
Cosmos Pharmaceutical Corp.	5,470	538,003
Create SD Holdings Co., Ltd.	9,300	225,592
Credit Saison Co., Ltd.	58,400	809,127
CyberAgent, Inc.	65,500	571,592
Daihen Corp.	8,700	286,503
Daiho Corp.	7,300	209,727
Daiichikosho Co., Ltd.	28,400	509,161
Daiken Corp.	13,000	223,442
Daiki Aluminium Industry Co., Ltd.	20,100	206,213
Daikokutenbussan Co., Ltd.	3,600	144,128
Daio Paper Corp.	49,500	401,158
Daiseki Co., Ltd.	6,560	187,684
Daishi Hokuetsu Financial Group, Inc.	11,800	262,957
Daito Pharmaceutical Co., Ltd.	7,000	130,285
Daiwa House REIT Investment Corp.	159	338,299
Daiwa Office Investment Corp.	27	117,364
Daiwa Securities Living Investments Corp.	165	140,292
DCM Holdings Co., Ltd.	69,400	726,987
Dena Co., Ltd.	22,586	317,214
Descente Ltd.	7,252	230,338
Dexerials Corp.	7,200	137,020
Disco Corp.	8,125	925,073
DMG Mori Co., Ltd.	32,900	527,804
Doshisha Co., Ltd.	16,400	258,215
Doutor Nichires Holdings Co., Ltd.	18,900	298,042
DTS Corp.	9,800	232,844
Duskin Co., Ltd.	19,100	468,564
DyDo Group Holdings, Inc.	5,500	205,585
Eagle Industry Co., Ltd.	25,200	243,071
Earth Corp.	6,000	219,922
Eizo Corp.	8,550	280,253
Elecom Co., Ltd.	15,427	146,396
SECURITY	NUMBER OF SHARES	VALUE ($)
en-japan, Inc.	8,100	145,397
eRex Co., Ltd.	2,100	26,836
Exedy Corp.	40,000	575,777
Ezaki Glico Co., Ltd.	25,800	663,594
Fancl Corp.	11,900	205,937
FCC Co., Ltd.	35,300	455,070
Ferrotec Holdings Corp.	2,800	63,326
Food & Life Cos., Ltd.	14,900	358,884
Foster Electric Co., Ltd.	38,798	323,119
FP Corp.	11,560	287,556
Frontier Real Estate Investment Corp.	45	162,583
Fuji Co., Ltd.	18,200	237,613
Fuji Corp.	32,138	539,056
Fuji Media Holdings, Inc.	35,300	330,927
Fuji Oil Co., Ltd.	79,000	155,154
Fuji Oil Holdings, Inc.	25,500	393,956
Fuji Seal International, Inc.	27,500	312,561
Fuji Soft, Inc.	5,000	298,722
Fujicco Co., Ltd.	2,800	39,641
Fujimi, Inc.	2,700	139,870
Fujimori Kogyo Co., Ltd.	10,500	243,965
Fujitec Co., Ltd.	18,900	503,481
Fujitsu General Ltd.	14,210	365,542
Fukuoka Financial Group, Inc.	34,700	653,577
Fukuoka REIT Corp.	117	140,577
Fukuyama Transporting Co., Ltd.	16,599	443,678
Fuso Chemical Co., Ltd.	4,500	125,225
Fuyo General Lease Co., Ltd.	3,845	281,397
Gakken Holdings Co., Ltd.	18,300	117,918
Geo Holdings Corp.	31,800	384,717
GLOBERIDE, Inc.	7,500	137,488
Glory Ltd.	35,000	744,150
GLP J-REIT	254	290,214
GMO internet group, Inc.	8,800	177,027
Godo Steel Ltd.	11,100	250,050
Goldwin, Inc.	3,200	290,759
Gree, Inc.	20,000	103,612
G-Tekt Corp.	6,800	74,493
GungHo Online Entertainment, Inc.	13,050	250,548
Gunze Ltd.	11,500	397,750
H.I.S. Co., Ltd. *	13,800	207,921
H.U. Group Holdings, Inc.	26,600	537,751
H2O Retailing Corp.	113,500	1,344,932
Hakuto Co., Ltd.	4,800	150,666
Hamamatsu Photonics K.K.	11,100	588,454
Happinet Corp.	4,300	62,089
Harmonic Drive Systems, Inc.	900	27,517
Hazama Ando Corp.	118,300	780,934
Heiwa Corp.	17,600	347,496
Heiwa Real Estate Co., Ltd.	5,600	160,241
Heiwado Co., Ltd.	30,200	458,863
Hikari Tsushin, Inc.	4,450	607,180
Hirata Corp.	4,100	204,637
Hirose Electric Co., Ltd.	4,839	653,066
Hisamitsu Pharmaceutical Co., Inc.	18,700	517,234
Hitachi Zosen Corp.	80,900	501,718
Hogy Medical Co., Ltd.	5,500	137,775
Hokuetsu Corp.	86,900	574,760
Hokuhoku Financial Group, Inc.	63,300	456,214
Hokuriku Electric Power Co. *	198,900	929,255
Hokuto Corp.	9,100	124,907
Horiba Ltd.	11,500	633,566
Hoshizaki Corp.	21,100	743,167
Hosiden Corp.	42,900	549,399
Hosokawa Micron Corp.	5,900	127,815
House Foods Group, Inc.	30,200	664,041
Hulic Co., Ltd.	78,700	677,611
Hulic REIT, Inc.	116	133,656
See financial notes
60Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ibiden Co., Ltd.	19,900	782,990
Idec Corp.	5,600	137,135
IDOM, Inc.	28,800	178,079
Iino Kaiun Kaisha Ltd.	28,500	214,463
Inaba Denki Sangyo Co., Ltd.	31,300	699,115
Inabata & Co., Ltd.	38,400	783,860
Industrial & Infrastructure Fund Investment Corp.	137	157,004
Intage Holdings, Inc.	10,000	116,456
Internet Initiative Japan, Inc.	15,800	326,969
Invincible Investment Corp.	473	204,221
Iriso Electronics Co., Ltd.	5,200	177,994
Ishihara Sangyo Kaisha Ltd.	27,300	235,901
Ito En Ltd.	12,800	395,934
Itochu Enex Co., Ltd.	56,700	485,307
Itochu Techno-Solutions Corp.	21,900	567,113
Izumi Co., Ltd.	35,200	827,762
Jaccs Co., Ltd.	10,300	345,264
JAFCO Group Co., Ltd.	17,000	216,616
Japan Airlines Co., Ltd.	57,700	1,100,719
Japan Airport Terminal Co., Ltd.	5,000	245,015
Japan Aviation Electronics Industry Ltd.	22,200	389,454
Japan Excellent, Inc.	188	160,867
Japan Hotel REIT Investment Corp.	388	219,217
Japan Lifeline Co., Ltd.	23,700	163,018
Japan Logistics Fund, Inc.	66	156,740
Japan Metropolitan Fund Invest	681	498,639
Japan Petroleum Exploration Co., Ltd.	14,100	469,168
Japan Post Bank Co., Ltd.	85,200	680,370
Japan Prime Realty Investment Corp.	91	236,615
Japan Real Estate Investment Corp.	125	495,300
JEOL Ltd.	4,400	128,377
Joshin Denki Co., Ltd.	33,200	495,168
Joyful Honda Co., Ltd.	35,300	470,278
Juki Corp.	29,900	141,272
JVCKenwood Corp.	194,800	663,952
Kadokawa Corp.	12,300	262,319
Kaga Electronics Co., Ltd.	10,100	358,314
Kagome Co., Ltd.	17,600	427,484
Kakaku.com, Inc.	14,600	200,877
Kaken Pharmaceutical Co., Ltd.	12,982	357,461
Kameda Seika Co., Ltd.	1,200	39,960
Kamigumi Co., Ltd.	39,500	865,676
Kanamoto Co., Ltd.	26,000	435,580
Kandenko Co., Ltd.	100,300	755,734
Kansai Paint Co., Ltd.	54,060	762,136
Kanto Denka Kogyo Co., Ltd.	21,200	160,832
Katitas Co., Ltd.	5,961	116,412
Kato Sangyo Co., Ltd.	24,300	646,163
Keihan Holdings Co., Ltd.	23,900	657,879
Keikyu Corp.	60,900	591,945
Keio Corp.	25,100	932,212
Keisei Electric Railway Co., Ltd.	20,800	734,009
Kenedix Office Investment Corp.	94	207,818
Kenedix Residential Next Investment Corp.	75	117,664
Kenedix Retail REIT Corp.	67	120,547
KFC Holdings Japan Ltd.	5,800	123,407
KH Neochem Co., Ltd.	12,000	206,904
Kissei Pharmaceutical Co., Ltd.	8,000	162,075
Kitz Corp.	51,900	354,934
Koa Corp.	8,300	104,127
Kobayashi Pharmaceutical Co., Ltd.	7,700	480,496
Kobe Bussan Co., Ltd.	2,800	78,312
Koei Tecmo Holdings Co., Ltd.	9,660	177,645
Kohnan Shoji Co., Ltd.	16,700	450,577
Kojima Co., Ltd.	23,700	99,342
Kokusai Pulp & Paper Co., Ltd.	36,100	172,348
SECURITY	NUMBER OF SHARES	VALUE ($)
Kokuyo Co., Ltd.	42,200	603,068
Komeri Co., Ltd.	21,300	495,453
Konami Group Corp.	13,100	644,572
Konoike Transport Co., Ltd.	5,600	65,905
Kose Corp.	5,200	606,815
Kumagai Gumi Co., Ltd.	29,300	622,942
Kumiai Chemical Industry Co., Ltd.	26,200	174,374
Kura Sushi, Inc.	6,000	143,619
Kureha Corp.	6,500	403,545
Kusuri no Aoki Holdings Co., Ltd.	4,600	220,726
KYB Corp.	12,500	398,771
Kyoei Steel Ltd.	23,600	319,088
Kyokuto Kaihatsu Kogyo Co., Ltd.	23,100	291,272
KYORIN Holdings, Inc.	18,700	240,679
Kyoritsu Maintenance Co., Ltd.	4,200	169,538
Kyowa Kirin Co., Ltd.	33,700	749,871
Kyudenko Corp.	25,800	687,997
Kyushu Financial Group, Inc.	106,900	385,347
LaSalle Logiport REIT	26	30,888
Lasertec Corp.	200	27,209
Lawson, Inc.	18,383	834,986
Life Corp.	19,100	405,162
Lintec Corp.	29,700	496,674
M3, Inc. (a)	13,400	311,382
Mabuchi Motor Co., Ltd.	18,600	524,933
Macnica Holdings, Inc.	31,000	851,889
Makino Milling Machine Co., Ltd.	10,450	382,228
Mandom Corp.	19,200	228,236
Marubun Corp.	3,600	31,998
Maruha Nichiro Corp.	37,800	703,730
Marui Group Co., Ltd.	37,500	597,474
Maruichi Steel Tube Ltd.	20,900	472,781
MARUKA FURUSATO Corp.	1,500	29,055
Maruwa Co., Ltd.	1,000	127,525
Matsuda Sangyo Co., Ltd.	11,900	197,770
Max Co., Ltd.	14,300	228,370
Maxell Holdings Ltd.	24,300	267,631
McDonald's Holdings Co., Japan Ltd.	3,700	154,143
MCJ Co., Ltd.	33,100	228,934
Mebuki Financial Group, Inc.	281,976	722,325
Megachips Corp.	6,800	161,253
Megmilk Snow Brand Co., Ltd.	54,100	776,483
Meidensha Corp.	24,000	326,042
Meiko Electronics Co., Ltd.	6,500	131,166
Meitec Corp.	15,500	261,918
Menicon Co., Ltd.	6,800	144,427
METAWATER Co., Ltd.	8,900	117,293
Mimasu Semiconductor Industry Co., Ltd.	7,000	135,261
MIRAIT ONE Corp.	63,400	787,512
Mitsubishi HC Capital, Inc.	90,900	471,838
Mitsubishi Logisnext Co., Ltd.	43,900	319,707
Mitsubishi Logistics Corp.	20,600	510,452
Mitsubishi Pencil Co., Ltd.	3,600	47,094
Mitsuboshi Belting Ltd.	1,300	37,245
Mitsui E&S Holdings Co., Ltd. *	58,000	222,839
Mitsui High-Tec, Inc.	1,870	112,772
Mitsui Matsushima Holdings Co., Ltd.	5,500	128,258
Mitsui-Soko Holdings Co., Ltd.	11,900	349,298
Miura Co., Ltd.	16,400	436,851
Mixi, Inc.	24,800	524,301
Mizuho Leasing Co., Ltd.	8,300	232,585
Mizuno Corp.	15,100	376,905
Mochida Pharmaceutical Co., Ltd.	9,900	254,424
Modec, Inc. *	4,400	47,772
Monex Group, Inc.	30,900	117,345
MonotaRO Co., Ltd.	10,900	164,905
Mori Hills Reit Investment Corp.	115	129,973
Morinaga & Co., Ltd.	15,500	459,350
See financial notes
Schwab Fundamental Index Funds | Semiannual Report61

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
MOS Food Services, Inc.	6,900	158,531
Musashi Seimitsu Industry Co., Ltd.	26,200	353,160
Nabtesco Corp.	32,200	776,133
Nachi-Fujikoshi Corp.	12,800	361,734
Nakanishi, Inc.	1,900	35,995
Nankai Electric Railway Co., Ltd.	29,400	685,876
NEC Networks & System Integration Corp.	22,200	276,734
NET One Systems Co., Ltd.	17,148	404,322
Nexon Co., Ltd.	31,322	707,575
Nextage Co., Ltd.	1,300	23,583
Nichias Corp.	29,600	598,643
Nichicon Corp.	20,600	195,273
Nichiha Corp.	15,900	335,944
Nifco, Inc.	27,700	796,665
Nihon Chouzai Co., Ltd.	14,672	133,231
Nihon Kohden Corp.	21,900	605,942
Nihon M&A Center Holdings, Inc.	15,700	120,008
Nihon Parkerizing Co., Ltd.	42,700	334,220
Nikkiso Co., Ltd.	34,600	243,016
Nikkon Holdings Co., Ltd.	29,700	575,538
Nippn Corp.	36,900	479,686
Nippon Accommodations Fund, Inc.	39	189,580
Nippon Building Fund, Inc.	131	549,311
Nippon Carbon Co., Ltd.	4,100	125,640
Nippon Chemi-Con Corp. *	13,900	207,451
Nippon Coke & Engineering Co., Ltd. *	152,216	101,948
Nippon Denko Co., Ltd.	46,000	117,244
Nippon Densetsu Kogyo Co., Ltd.	23,900	309,929
Nippon Gas Co., Ltd.	24,000	337,500
Nippon Kanzai Holdings Co., Ltd.	6,500	126,633
Nippon Kayaku Co., Ltd.	73,500	666,771
Nippon Koei Co., Ltd.	2,000	55,761
Nippon Paint Holdings Co., Ltd.	74,901	675,775
Nippon Prologis REIT, Inc.	128	291,593
NIPPON REIT Investment Corp.	47	110,329
Nippon Road Co., Ltd.	700	41,505
Nippon Sanso Holdings Corp.	32,500	586,387
Nippon Sheet Glass Co., Ltd. *	121,700	589,014
Nippon Shinyaku Co., Ltd.	7,000	320,101
Nippon Shokubai Co., Ltd.	19,746	791,650
Nippon Soda Co., Ltd.	11,900	410,462
Nippon Thompson Co., Ltd.	30,200	130,816
Nippon Yakin Kogyo Co., Ltd.	8,610	250,282
Nipro Corp.	68,000	512,143
Nishimatsu Construction Co., Ltd.	12,100	317,964
Nishimatsuya Chain Co., Ltd.	19,000	225,332
Nishi-Nippon Financial Holdings, Inc.	53,600	446,535
Nishi-Nippon Railroad Co., Ltd.	26,400	484,185
Nishio Rent All Co., Ltd.	12,300	292,282
Nissha Co., Ltd.	20,200	275,633
Nisshinbo Holdings, Inc.	91,500	704,420
Nitta Corp.	7,600	172,901
Nittetsu Mining Co., Ltd.	10,200	275,947
Nitto Boseki Co., Ltd.	11,100	155,059
Nitto Kogyo Corp.	14,100	279,178
Noevir Holdings Co., Ltd.	3,200	130,546
NOF Corp.	15,200	694,510
Nohmi Bosai Ltd.	10,700	137,999
Nojima Corp.	56,500	606,108
Nomura Co., Ltd.	28,700	198,790
Nomura Real Estate Master Fund, Inc.	509	595,584
Noritake Co., Ltd.	9,500	326,277
Noritz Corp.	25,900	351,215
North Pacific Bank Ltd.	98,600	210,949
NS Solutions Corp.	10,100	274,871
NS United Kaiun Kaisha Ltd.	4,900	143,505
NSD Co., Ltd.	11,800	217,077
NTN Corp.	339,803	839,366
SECURITY	NUMBER OF SHARES	VALUE ($)
NTT UD REIT Investment Corp.	140	134,925
Obic Co., Ltd.	2,800	431,410
Odakyu Electric Railway Co., Ltd.	70,000	977,782
Oiles Corp.	3,300	41,704
Okamura Corp.	44,800	478,323
Okasan Securities Group, Inc.	60,300	189,536
Oki Electric Industry Co., Ltd.	104,000	564,146
Okinawa Cellular Telephone Co.	1,700	37,981
OKUMA Corp.	13,500	599,489
Okumura Corp.	22,500	552,017
Onoken Co., Ltd.	25,600	292,094
Onward Holdings Co., Ltd.	97,500	269,795
Open House Group Co., Ltd.	13,700	547,626
Oracle Corp. Japan	5,800	416,259
Organo Corp.	6,700	161,789
Orient Corp.	26,160	218,244
Orix JREIT, Inc.	263	339,978
Osaka Soda Co., Ltd.	8,600	278,172
OSG Corp.	27,400	384,907
Outsourcing, Inc.	35,000	356,530
Oyo Corp.	7,900	118,914
Pacific Industrial Co., Ltd.	36,600	330,705
Paramount Bed Holdings Co., Ltd.	12,600	223,433
Park24 Co., Ltd. *	26,600	411,158
Pasona Group, Inc.	10,500	144,509
PHC Holdings Corp.	2,800	28,771
Pigeon Corp.	26,600	414,204
Pilot Corp.	10,000	333,272
Piolax, Inc.	2,600	38,603
Pola Orbis Holdings, Inc.	28,200	391,984
Press Kogyo Co., Ltd.	114,900	460,869
Prima Meat Packers Ltd.	28,700	486,005
Qol Holdings Co., Ltd.	18,500	169,600
Raito Kogyo Co., Ltd.	18,300	269,921
Rakuten Group, Inc.	142,783	712,194
Relia, Inc.	25,500	273,777
Relo Group, Inc.	15,200	236,305
Resorttrust, Inc.	14,988	247,494
Retail Partners Co., Ltd.	38,500	433,105
Rinnai Corp.	33,300	804,866
Rohto Pharmaceutical Co., Ltd.	32,100	665,981
Round One Corp.	41,500	179,519
Ryobi Ltd.	42,700	496,903
Ryosan Co., Ltd.	4,700	111,014
Ryoyo Electro Corp.	9,900	180,589
S Foods, Inc.	16,100	358,197
Saibu Gas Holdings Co., Ltd.	3,900	54,305
Saizeriya Co., Ltd.	10,100	253,940
Sakai Chemical Industry Co., Ltd.	13,900	186,837
Sakai Moving Service Co., Ltd.	3,700	130,347
Sakata Seed Corp.	4,900	143,350
SAMTY Co., Ltd.	7,400	120,784
San-A Co., Ltd.	10,200	344,885
Sangetsu Corp.	26,400	440,220
Sanken Electric Co., Ltd.	5,300	398,080
Sanki Engineering Co., Ltd.	31,600	349,353
Sankyo Co., Ltd.	8,700	383,812
Sanoh Industrial Co., Ltd.	26,152	132,430
Sanyo Chemical Industries Ltd.	7,050	221,335
Sanyo Denki Co., Ltd.	3,700	184,834
Sanyo Special Steel Co., Ltd.	12,200	215,923
Sapporo Holdings Ltd.	24,000	669,555
Sato Holdings Corp.	13,400	226,758
SBI Shinsei Bank Ltd.	13,031	233,841
SBS Holdings, Inc.	4,800	116,967
SCREEN Holdings Co., Ltd.	8,900	723,919
Scroll Corp.	5,100	29,632
SCSK Corp.	29,428	444,298
See financial notes
62Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sega Sammy Holdings, Inc.	49,100	917,753
Seibu Holdings, Inc.	65,555	733,716
Seiko Holdings Corp.	12,900	283,157
Seiren Co., Ltd.	13,600	226,126
Sekisui House REIT, Inc.	321	181,955
Sekisui Jushi Corp.	12,500	200,786
Senko Group Holdings Co., Ltd.	77,100	550,981
Senshu Ikeda Holdings, Inc.	95,200	167,441
Seria Co., Ltd.	4,900	87,107
Seven Bank Ltd.	189,900	388,723
Shibaura Machine Co., Ltd.	10,100	235,132
Shindengen Electric Manufacturing Co., Ltd.	5,400	137,429
Shin-Etsu Polymer Co., Ltd.	13,200	129,871
Shinko Electric Industries Co., Ltd.	9,200	273,162
Shinmaywa Industries Ltd.	43,900	395,293
Ship Healthcare Holdings, Inc.	28,900	509,791
Shizuoka Gas Co., Ltd.	40,700	346,066
SHO-BOND Holdings Co., Ltd.	5,300	226,500
Shoei Foods Corp.	5,400	158,862
Siix Corp.	28,200	283,123
Sinfonia Technology Co., Ltd.	14,500	185,329
SKY Perfect JSAT Holdings, Inc.	73,200	285,391
Skylark Holdings Co., Ltd. *	57,300	768,809
Sodick Co., Ltd.	25,500	141,078
Sotetsu Holdings, Inc.	25,100	477,921
Square Enix Holdings Co., Ltd.	14,500	713,532
Star Micronics Co., Ltd.	13,800	179,606
Starts Corp., Inc.	13,300	251,341
Sugi Holdings Co., Ltd.	16,200	687,282
Sumida Corp.	14,226	176,975
Sumitomo Bakelite Co., Ltd.	12,300	470,389
Sumitomo Mitsui Construction Co., Ltd.	171,080	485,038
Sumitomo Osaka Cement Co., Ltd.	27,400	770,600
Sumitomo Pharma Co., Ltd.	77,031	483,264
Sumitomo Seika Chemicals Co., Ltd.	1,600	51,682
Sun Frontier Fudousan Co., Ltd.	13,600	132,026
Suruga Bank Ltd.	103,200	391,441
SWCC Showa Holdings Co., Ltd.	13,800	179,241
Systena Corp.	38,500	79,634
Tachi-S Co., Ltd.	42,800	383,380
Tadano Ltd.	53,500	418,772
Taikisha Ltd.	16,400	444,303
Taisho Pharmaceutical Holdings Co., Ltd.	15,800	682,337
Taiyo Holdings Co., Ltd.	7,700	139,189
Takamatsu Construction Group Co., Ltd.	14,400	233,642
Takaoka Toko Co., Ltd.	8,900	133,840
Takara Holdings, Inc.	73,463	578,905
Takara Leben Co., Ltd.	57,000	160,835
Takara Standard Co., Ltd.	35,900	434,221
Takasago Thermal Engineering Co., Ltd.	39,100	656,540
Takeuchi Manufacturing Co., Ltd.	14,000	384,211
Takuma Co., Ltd.	27,200	284,561
Tama Home Co., Ltd.	1,300	35,560
Tamura Corp.	33,900	194,244
Tanseisha Co., Ltd.	26,500	157,387
TBS Holdings, Inc.	18,100	272,906
TechnoPro Holdings, Inc.	12,800	349,231
T-Gaia Corp.	18,700	229,416
The 77 Bank Ltd.	18,600	302,397
The Awa Bank Ltd.	10,900	163,030
The Bank of Kyoto Ltd.	8,200	403,460
The Chiba Bank Ltd.	107,500	701,978
The Gunma Bank Ltd.	136,000	465,723
The Hachijuni Bank Ltd.	108,400	485,644
The Hyakugo Bank Ltd.	61,500	177,575
The Hyakujushi Bank Ltd.	10,200	140,083
The Japan Steel Works Ltd.	18,900	343,373
SECURITY	NUMBER OF SHARES	VALUE ($)
The Japan Wool Textile Co., Ltd.	33,400	248,003
The Keiyo Bank Ltd.	42,500	176,507
The Kiyo Bank Ltd.	17,700	206,975
The Musashino Bank Ltd.	11,600	188,332
The Nanto Bank Ltd.	10,400	189,456
The Nisshin Oillio Group Ltd.	19,700	492,382
The Ogaki Kyoritsu Bank Ltd.	12,400	168,862
The Okinawa Electric Power Co., Inc. *	48,482	395,416
The Pack Corp.	1,700	38,956
The San-in Godo Bank Ltd.	39,800	223,647
The Shiga Bank Ltd.	9,900	206,371
The Sumitomo Warehouse Co., Ltd.	19,900	330,604
THK Co., Ltd.	37,000	830,093
TKC Corp.	5,600	151,353
Toa Corp.	10,700	232,250
Toagosei Co., Ltd.	64,500	557,650
Tocalo Co., Ltd.	16,000	150,259
Toda Corp.	131,100	767,010
Toei Co., Ltd.	1,300	175,045
Toho Co., Ltd.	17,000	675,351
Toho Zinc Co., Ltd.	11,300	154,318
Tokai Carbon Co., Ltd.	71,400	648,862
TOKAI Holdings Corp.	62,200	404,040
Tokai Rika Co., Ltd.	61,169	844,989
Tokai Tokyo Financial Holdings, Inc.	58,100	150,397
Token Corp.	5,850	340,303
Tokushu Tokai Paper Co., Ltd.	1,400	30,466
Tokyo Century Corp.	14,700	505,712
Tokyo Ohka Kogyo Co., Ltd.	6,900	360,202
Tokyo Seimitsu Co., Ltd.	11,000	405,812
Tokyo Steel Manufacturing Co., Ltd.	27,000	271,708
Tokyo Tatemono Co., Ltd.	55,300	700,374
Tokyu Construction Co., Ltd.	74,100	392,883
Tokyu REIT, Inc.	80	106,875
TOMONY Holdings, Inc.	11,600	31,555
Tomy Co., Ltd.	41,400	467,788
Topcon Corp.	25,200	358,953
Topre Corp.	55,300	560,355
Toshiba TEC Corp.	10,900	316,572
Totetsu Kogyo Co., Ltd.	17,800	355,645
Towa Pharmaceutical Co., Ltd.	11,600	165,570
Toyo Construction Co., Ltd.	37,300	267,136
Toyo Ink SC Holdings Co., Ltd.	30,800	497,052
Toyo Tire Corp.	61,400	731,520
Toyobo Co., Ltd.	91,300	689,176
Toyota Boshoku Corp.	52,700	834,175
TPR Co., Ltd.	38,100	393,114
Trancom Co., Ltd.	4,100	205,781
Transcosmos, Inc.	11,800	275,322
Trend Micro, Inc.	14,100	688,975
Trusco Nakayama Corp.	21,600	375,219
TSI Holdings Co., Ltd.	87,900	418,871
Tsubaki Nakashima Co., Ltd.	20,700	145,017
Tsubakimoto Chain Co.	25,200	624,172
Tsugami Corp.	15,600	162,044
Tsumura & Co.	19,090	387,364
TV Asahi Holdings Corp.	17,290	199,876
UACJ Corp.	28,230	563,407
Uchida Yoko Co., Ltd.	5,300	201,776
Ulvac, Inc.	14,900	591,506
Unipres Corp.	76,500	532,898
United Arrows Ltd.	20,200	294,820
United Super Markets Holdings, Inc.	69,100	596,979
United Urban Investment Corp.	365	405,266
Ushio, Inc.	33,800	420,457
USS Co., Ltd.	27,073	454,934
UT Group Co., Ltd. *	6,200	118,681
V Technology Co., Ltd.	7,100	158,234
See financial notes
Schwab Fundamental Index Funds | Semiannual Report63

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Valor Holdings Co., Ltd.	47,700	730,234
Valqua Ltd.	6,200	155,978
VT Holdings Co., Ltd.	57,300	225,048
Wacoal Holdings Corp.	26,700	519,197
Wacom Co., Ltd.	35,800	181,838
Warabeya Nichiyo Holdings Co., Ltd.	21,400	352,498
Welcia Holdings Co., Ltd.	31,100	651,142
Workman Co., Ltd.	1,300	52,957
World Co., Ltd.	17,600	196,837
Xebio Holdings Co., Ltd.	31,514	279,681
Yachiyo Industry Co., Ltd.	3,900	35,180
YAMABIKO Corp.	5,900	58,453
Yamaguchi Financial Group, Inc.	64,100	394,133
Yamato Kogyo Co., Ltd.	8,900	349,655
Yamazen Corp.	67,100	520,598
Yaoko Co., Ltd.	8,792	460,873
Yellow Hat Ltd.	19,800	281,427
Yodogawa Steel Works Ltd.	20,000	419,178
Yokogawa Bridge Holdings Corp.	17,300	283,135
Yokowo Co., Ltd.	8,800	130,131
Yondoshi Holdings, Inc.	10,700	139,937
Yoshinoya Holdings Co., Ltd.	14,900	275,488
Yuasa Trading Co., Ltd.	17,200	499,526
Zenkoku Hosho Co., Ltd.	6,300	231,551
Zensho Holdings Co., Ltd.	18,400	584,621
Zeon Corp.	66,000	680,977
ZERIA Pharmaceutical Co., Ltd.	8,600	154,140
Zojirushi Corp.	14,600	191,608
ZOZO, Inc.	9,600	202,026
		208,635,773

Luxembourg 0.0%
Espirito Santo Financial Group S.A. *(a)	69,773	0

Netherlands 1.4%
Adyen N.V. *	288	462,773
Allfunds Group plc *	6,630	43,984
AMG Advanced Metallurgical Group N.V.	3,724	139,034
Arcadis N.V.	14,935	616,949
ASM International N.V.	2,293	832,472
Basic-Fit N.V. *(b)	3,858	163,606
BE Semiconductor Industries N.V.	7,095	638,647
Corbion N.V.	11,627	366,036
Eurocommercial Properties N.V. CVA	9,488	227,540
ForFarmers N.V.	64,052	207,107
Fugro N.V. CVA *	22,576	320,112
Heijmans N.V. CVA	15,307	190,446
IMCD N.V.	4,419	665,233
JDE Peet's N.V.	12,781	388,702
Just Eat Takeaway.com N.V *	3,696	64,813
Koninklijke BAM Groep N.V.	154,127	337,761
Koninklijke Vopak N.V.	20,416	780,064
OCI N.V.	10,137	267,113
PostNL N.V.	220,385	396,484
Sligro Food Group N.V.	20,027	349,487
TKH Group N.V.	12,031	582,442
Van Lanschot Kempen N.V.	6,463	196,449
Wereldhave N.V.	14,211	218,246
		8,455,500

New Zealand 0.9%
Auckland International Airport Ltd. *	73,520	402,548
Chorus Ltd.	78,548	419,995
Contact Energy Ltd.	163,957	795,199
EBOS Group Ltd.	22,514	617,852
SECURITY	NUMBER OF SHARES	VALUE ($)
Fisher & Paykel Healthcare Corp., Ltd.	43,318	743,029
Freightways Ltd.	23,813	139,980
Infratil Ltd.	42,459	251,069
Mainfreight Ltd.	9,150	406,378
Mercury NZ Ltd.	96,834	380,356
Meridian Energy Ltd.	194,668	659,280
Ryman Healthcare Ltd.	36,648	120,391
The a2 Milk Co., Ltd. *	88,793	324,305
		5,260,382

Norway 1.4%
Aker A.S.A., A Shares	3,158	193,022
Aker Solutions A.S.A.	56,586	201,969
Atea A.S.A. *	31,098	427,205
Austevoll Seafood A.S.A.	33,021	310,974
Bakkafrost P/F	5,616	409,447
Borregaard A.S.A.	13,474	225,452
BW LPG Ltd.	27,716	223,927
BW Offshore Ltd.	58,225	155,371
DNO A.S.A.	198,343	198,422
Elkem A.S.A. *	88,481	299,473
Elmera Group A.S.A.	84,723	141,696
Europris A.S.A.	38,662	276,885
Gjensidige Forsikring A.S.A.	25,938	451,833
Grieg Seafood A.S.A.	14,144	118,610
Kongsberg Automotive A.S.A. *	595,366	146,791
Kongsberg Gruppen A.S.A.	6,574	295,276
Leroy Seafood Group A.S.A.	67,361	354,708
Odfjell Drilling Ltd. *	46,022	107,455
PGS A.S.A. *	502,150	363,918
Salmar A.S.A.	8,657	384,617
Schibsted A.S.A., A Shares	8,042	142,785
Schibsted A.S.A., B Shares	9,117	147,621
SpareBank 1 Nord Norge	28,165	254,996
SpareBank 1 SMN	28,428	367,546
SpareBank 1 SR-Bank A.S.A.	39,288	460,237
Stolt-Nielsen Ltd.	1,926	55,535
Storebrand A.S.A.	70,399	543,164
TGS A.S.A.	28,177	441,882
Tomra Systems A.S.A.	15,901	243,831
Var Energi A.S.A.	20,312	53,304
Veidekke A.S.A.	34,436	396,156
Wallenius Wilhelmsen A.S.A.	27,648	206,919
		8,601,027

Poland 1.3%
Alior Bank S.A. *	48,744	510,640
Allegro.eu S.A. *	25,406	200,256
Asseco Poland S.A.	28,401	576,228
Bank Millennium S.A. *	167,436	198,716
Bank Polska Kasa Opieki S.A.	44,880	1,038,392
CCC S.A. *	4,450	47,965
CD Projekt S.A.	4,592	125,300
Cyfrowy Polsat S.A.	136,121	570,862
Dino Polska S.A. *	2,390	243,740
Enea S.A. *	317,127	512,832
Grupa Azoty S.A. *	34,732	268,508
Grupa Kety S.A.	778	106,078
Jastrzebska Spolka Weglowa S.A. *	29,603	306,378
Kernel Holding S.A. *	99,960	435,700
KRUK S.A. *	2,320	209,450
LPP S.A.	130	374,750
mBank S.A. *	3,033	253,886
Orange Polska S.A.	366,346	638,279
Pepco Group N.V. *	14,352	137,628
Santander Bank Polska S.A.	6,863	558,228
See financial notes
64Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tauron Polska Energia S.A. *	1,163,447	579,330
		7,893,146

Portugal 0.3%
CTT-Correios de Portugal S.A.	43,366	179,149
EDP Renovaveis S.A. *	12,574	279,491
NOS, SGPS S.A.	95,195	418,323
REN - Redes Energeticas Nacionais, SGPS, S.A.	100,943	293,139
Sonae, SGPS, S.A.	503,019	573,617
The Navigator Co., S.A.	81,006	297,325
		2,041,044

Republic of Korea 7.3%
Aekyung Chemical Co., Ltd.	4,399	49,992
AJ Networks Co., Ltd.	6,685	23,615
AMOREPACIFIC Group	17,326	475,025
Asia Paper Manufacturing Co., Ltd.	1,024	26,936
Asiana Airlines, Inc. *	26,359	253,513
BGF retail Co., Ltd.	2,250	313,905
BH Co., Ltd.	6,216	107,756
Celltrion Healthcare Co., Ltd.	2,911	151,739
Celltrion, Inc.	4,060	489,187
Cheil Worldwide, Inc.	22,390	309,836
Chong Kun Dang Pharmaceutical Corp.	2,659	168,596
CJ ENM Co., Ltd. *	6,108	364,689
CJ Logistics Corp.	5,869	338,988
Com2uS Corp.	3,628	186,768
Cosmax, Inc. *	511	29,571
Daeduck Electronics Co., Ltd.	2,681	43,471
Daehan Flour Mill Co., Ltd.	1,272	135,377
Daesang Corp.	17,659	257,117
Daesang Holdings Co., Ltd.	20,507	118,103
Daewoo Engineering & Construction Co., Ltd. *	122,661	387,879
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	31,014	627,413
Daou Technology, Inc.	16,806	241,082
DB HiTek Co., Ltd.	7,364	335,283
DGB Financial Group, Inc.	96,588	495,313
DL Holdings Co., Ltd.	5,248	194,456
Dongjin Semichem Co., Ltd.	4,279	94,841
Dongkuk Steel Mill Co., Ltd.	50,152	449,513
Doosan Bobcat, Inc.	9,676	371,235
Doosan Co., Ltd.	6,200	433,568
Easy Holdings Co., Ltd.	49,834	117,426
Fila Holdings Corp.	18,051	495,799
Gradiant Corp.	12,528	133,409
Green Cross Corp.	1,251	115,915
Green Cross Holdings Corp.	10,311	120,564
GS Global Corp. *	66,061	153,032
GS Retail Co., Ltd.	23,938	476,829
Handsome Co., Ltd.	8,631	161,305
Hanmi Pharm Co., Ltd.	594	143,668
Hanon Systems	50,807	349,255
Hansae Co., Ltd.	8,765	111,446
Hanshin Construction Co., Ltd.	17,144	99,214
Hansol Chemical Co., Ltd.	853	142,180
Hansol Paper Co., Ltd.	21,032	178,837
Hanssem Co., Ltd.	3,343	111,821
Hanwha Aerospace Co., Ltd.	8,023	617,381
Hanwha General Insurance Co., Ltd. *	117,339	399,121
Hanwha Life Insurance Co., Ltd. *	352,888	655,687
Harim Holdings Co., Ltd.	40,383	283,831
SECURITY	NUMBER OF SHARES	VALUE ($)
HDC Hyundai Development Co-Engineering & Construction, Class E	62,247	562,687
Hite Jinro Co., Ltd.	8,635	143,969
HL Mando Co., Ltd.	15,903	552,484
Hotel Shilla Co., Ltd.	6,647	406,096
Hyosung Advanced Materials Corp.	565	164,798
Hyosung Chemical Corp. *	1,408	112,594
Hyosung Corp.	4,514	222,547
Hyosung Heavy Industries Corp. *	3,977	234,145
Hyosung TNC Corp.	1,572	444,417
Hyundai Construction Equipment Co., Ltd.	8,753	445,595
Hyundai Corp.	12,178	158,791
Hyundai Department Store Co., Ltd.	8,784	340,115
Hyundai Doosan Infracore Co., Ltd.	48,428	358,309
Hyundai Elevator Co., Ltd.	9,901	248,556
Hyundai Green Food *	19,957	181,319
Hyundai Greenfood Co., Ltd.	35,098	109,769
Hyundai Heavy Industries Co., Ltd. *	1,925	158,377
Hyundai Mipo Dockyard Co., Ltd. *	4,798	264,109
Hyundai Rotem Co., Ltd. *	8,090	199,505
Hyundai Wia Corp.	14,364	603,944
Innocean Worldwide, Inc.	4,154	124,408
INTOPS Co., Ltd.	5,444	143,512
IS Dongseo Co., Ltd. *	5,967	165,582
JB Financial Group Co., Ltd.	64,545	403,859
Kakao Corp.	8,978	393,142
Kangwon Land, Inc.	19,843	281,085
KCC Corp.	1,743	290,539
KCC Glass Corp.	4,828	166,110
KEPCO Plant Service & Engineering Co., Ltd.	8,478	226,783
KG Chemical Corp.	1,887	54,138
KISWIRE Ltd.	9,313	132,268
KIWOOM Securities Co., Ltd.	3,293	231,421
Kolmar Korea Co., Ltd.	3,684	111,679
Kolon Corp.	10,091	153,591
Kolon Industries, Inc.	13,697	439,573
Korea Aerospace Industries Ltd.	6,949	285,436
Korea Electric Terminal Co., Ltd.	3,768	172,940
Korea Investment Holdings Co., Ltd.	11,407	471,437
Korea Line Corp. *	16,993	26,269
Korea Petrochemical Ind Co., Ltd.	3,000	326,561
Korean Reinsurance Co.	67,307	380,918
Krafton, Inc. *	2,110	304,801
Kukdo Chemical Co., Ltd.	3,331	109,654
Kumho Tire Co., Inc. *	65,625	221,038
KUMHOE&C Co., Ltd.	25,570	122,260
Kwang Dong Pharmaceutical Co., Ltd.	29,350	126,740
Kyeryong Construction Industrial Co., Ltd.	1,977	25,348
LG Energy Solution Ltd. *	307	133,801
LG Hausys Ltd.	10,323	317,595
Lotte Chilsung Beverage Co., Ltd.	1,224	142,671
Lotte Corp.	10,728	225,047
LOTTE Fine Chemical Co., Ltd.	7,042	323,413
Lotte Rental Co., Ltd.	2,905	56,579
LS Corp.	13,998	940,224
LS Electric Co., Ltd.	7,716	365,624
LX International Corp.	21,904	480,318
LX Semicon Co., Ltd.	2,139	169,114
Mcnex Co., Ltd.	5,251	123,717
Meritz Financial Group, Inc. *	46,733	1,608,633
Mirae Asset Securities Co., Ltd.	75,113	390,281
NCSoft Corp.	2,465	697,527
Netmarble Corp. *	3,112	151,530
Nexen Tire Corp.	33,173	204,654
NH Investment & Securities Co., Ltd.	44,516	311,673
NHN Corp. *	7,825	159,299
See financial notes
Schwab Fundamental Index Funds | Semiannual Report65

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
NongShim Co., Ltd.	1,444	427,822
OCI Co., Ltd. (a)	6,548	589,014
Orion Corp.	5,017	543,922
Orion Holdings Corp.	13,478	167,120
Pan Ocean Co., Ltd.	58,093	237,078
Partron Co., Ltd.	25,230	150,402
Poongsan Corp.	17,822	566,400
POSCO Chemical Co., Ltd.	857	215,722
S-1 Corp.	7,807	340,958
Samchully Co., Ltd.	1,303	149,101
Samsung Card Co., Ltd.	14,676	326,942
Samsung Engineering Co., Ltd. *	32,765	715,164
Samsung Heavy Industries Co., Ltd. *	116,188	494,938
Samsung Securities Co., Ltd.	15,241	386,889
SAMT Co., Ltd.	59,892	133,944
Samyang Corp.	4,178	129,611
Samyang Holdings Corp.	5,536	313,518
SD Biosensor, Inc.	1,823	28,430
Seah Besteel Holdings Corp.	14,274	247,884
SeAH Steel Corp.	253	26,696
SeAH Steel Holdings Corp.	262	29,341
Sebang Global Battery Co., Ltd.	4,788	192,599
Seegene, Inc.	2,068	37,687
Seohan Co., Ltd.	153,945	124,929
Seohee Construction Co., Ltd.	160,636	153,251
Seoul Semiconductor Co., Ltd.	21,510	171,817
Seoyon E-Hwa Co., Ltd.	19,510	218,161
SFA Engineering Corp.	8,335	249,127
Shinsegae, Inc.	3,850	594,375
SIMMTECH Co., Ltd.	1,342	28,955
SK Chemicals Co., Ltd.	2,631	140,529
SK Discovery Co., Ltd.	11,266	271,976
SK Gas Ltd.	2,551	230,356
SK Networks Co., Ltd.	215,935	753,641
SK Telecom Co., Ltd.	21,773	775,848
SKC Co., Ltd.	3,107	232,056
SL Corp.	6,852	159,646
SNT Motiv Co., Ltd.	4,585	163,864
Songwon Industrial Co., Ltd.	7,622	98,202
Soulbrain Co., Ltd.	272	44,757
SSANGYONG C&E Co., Ltd.	28,898	126,534
Sungwoo Hitech Co., Ltd.	67,010	427,361
TKG Huchems Co., Ltd.	9,529	162,582
Unid Co., Ltd.	544	26,471
WONIK IPS Co., Ltd.	7,433	170,228
Young Poong Corp.	407	173,887
Youngone Corp.	11,708	387,493
Youngone Holdings Co., Ltd.	1,123	54,397
Yuhan Corp.	7,157	308,606
		43,646,636

Singapore 1.4%
CapitaLand Ascendas REIT	269,421	579,773
CapitaLand Ascott Trust	252,004	204,603
CapitaLand China Trust	143,800	119,928
CapitaLand Integrated Commercial Trust	277,201	423,269
Capitaland Investment Ltd.	121,098	338,980
City Developments Ltd.	76,800	401,763
First Resources Ltd.	111,500	128,546
Frasers Logistics & Commercial Trust	155,200	157,519
Genting Singapore Ltd.	1,048,600	892,070
Hutchison Port Holdings Trust, Class U	2,859,500	542,450
Keppel Infrastructure Trust	726,300	266,987
Manulife US Real Estate Investment Trust	301,000	54,060
Mapletree Industrial Trust	120,366	215,168
Mapletree Logistics Trust	185,932	243,323
Mapletree Pan Asia Commercial Trust	162,692	215,510
SECURITY	NUMBER OF SHARES	VALUE ($)
NetLink NBN Trust	292,200	191,817
Olam Group Ltd.	455,400	549,669
SATS Ltd. *	118,549	226,463
Sembcorp Industries Ltd.	179,500	577,568
Sembcorp Marine Ltd. *	2,000,060	186,531
Singapore Exchange Ltd.	71,700	515,998
Singapore Technologies Engineering Ltd.	251,700	685,209
Suntec Real Estate Investment Trust	171,300	173,644
UOL Group Ltd.	84,901	442,918
		8,333,766

Spain 1.3%
Abengoa S.A., B Shares *(a)	66,135,341	0
Almirall S.A.	13,275	135,896
Applus Services S.A.	55,197	463,107
Atresmedia Corp de Medios de Comunicaion S.A.	39,930	159,678
Bankinter S.A.	99,197	586,573
Caja de Ahorros del Mediterraneo *(a)	5,382	0
Cellnex Telecom S.A. *	14,048	591,477
Cia de Distribucion Integral Logista Holdings S.A.	14,394	390,896
Cie Automotive S.A.	11,960	360,648
Construcciones y Auxiliar de Ferrocarriles S.A.	6,251	193,988
Corp. ACCIONA Energias Renovables S.A. *	947	34,004
Ebro Foods S.A.	29,930	555,584
Ence Energia y Celulosa S.A.	39,798	155,892
Faes Farma S.A.	51,498	181,534
Fluidra S.A.	13,325	228,258
Gestamp Automocion S.A.	103,439	447,256
Indra Sistemas S.A.	29,052	384,672
Inmobiliaria Colonial Socimi S.A.	31,611	202,073
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	165,179	152,439
Mediaset Espana Comunicacion S.A. *	86,621	288,061
Melia Hotels International S.A. *	29,781	192,289
Merlin Properties Socimi S.A.	44,370	392,311
Obrascon Huarte Lain S.A. *	262,913	149,537
Prosegur Cia de Seguridad S.A.	190,988	366,403
Sacyr S.A.	135,247	447,499
Unicaja Banco S.A.	190,097	192,926
Vidrala SA	677	71,070
Viscofan S.A.	7,482	512,866
		7,836,937

Sweden 3.6%
AAK AB	30,186	608,342
AddLife AB, Class B	2,672	31,662
AddTech AB, B Shares	12,437	249,265
AFRY AB	26,797	503,753
Ambea AB	31,658	120,396
Arjo AB, B Shares	49,593	220,003
Attendo AB *	70,160	248,689
Avanza Bank Holding AB	1,331	28,320
Axfood AB	18,139	450,158
Beijer Alma AB	7,590	172,580
Beijer Ref AB	15,245	249,372
Betsson AB, B Shares *	41,565	448,681
Bilia AB, A Shares	28,877	325,897
BillerudKorsnas AB	58,708	563,845
Bonava AB, B Shares	109,089	196,757
Bravida Holding AB	42,270	514,626
Byggmax Group AB	33,275	101,952
Castellum AB (b)	32,198	391,402
Clas Ohlson AB, B Shares	19,197	144,935
See financial notes
66Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Cloetta AB, B Shares	87,892	186,053
Coor Service Management Holding AB	28,982	188,553
Dometic Group AB	88,404	633,647
Dustin Group AB *	31,805	109,442
Electrolux Professional AB, B Shares	31,423	183,168
Elekta AB, B Shares	71,173	598,436
EQT AB	7,469	160,868
Evolution AB	2,933	391,874
Fabege AB	24,268	194,622
Fastighets AB Balder, B Shares *	40,132	186,847
Getinge AB, B Shares	32,642	828,482
Granges AB	39,691	394,772
Hexpol AB *	50,848	599,285
Holmen AB, B Shares	15,091	570,889
Indutrade AB	21,107	506,819
Instalco AB	6,679	35,108
Intrum AB	29,695	268,820
Investment AB Latour, B Shares	7,538	163,210
Inwido AB	17,212	180,870
JM AB	29,463	472,991
Kinnevik AB, B Shares *	44,601	732,703
L E Lundbergfortagen AB, B Shares	10,072	483,266
Lagercrantz Group AB, B Shares	2,820	36,292
Lifco AB, B Shares	13,238	301,886
Lindab International AB	17,341	277,723
Loomis AB	23,649	756,976
MEKO AB	15,109	185,274
Mycronic AB	9,356	198,842
NCC AB, B Shares	51,193	509,068
New Wave Group AB, B Shares	8,302	167,668
Nibe Industrier AB, B Shares	51,280	574,176
Nobia AB *	133,496	194,671
Nolato AB, B Shares	34,978	194,060
Pandox AB	12,393	147,668
Peab AB, B Shares	110,645	585,320
Ratos AB, B Shares	82,872	286,453
Resurs Holding AB	78,024	148,483
Saab AB, B Shares	15,135	849,819
Sagax AB, Class B	1,183	29,018
Samhallsbyggnadsbolaget i Norden AB (b)	82,924	97,544
Samhallsbyggnadsbolaget i Norden AB, Class D	4,738	7,178
Scandi Standard AB *	35,565	183,815
Scandic Hotels Group AB *	46,373	165,916
Sinch AB *	10,052	26,681
Storskogen Group AB, B Shares	77,792	70,904
Sweco AB, B Shares	32,955	441,790
Swedish Orphan Biovitrum AB *	14,788	359,873
Tethys Oil AB	22,013	112,621
Thule Group AB	16,408	474,578
Viaplay Group AB, B Shares *	10,425	266,391
Wihlborgs Fastigheter AB	27,877	225,328
		21,517,376

Switzerland 3.0%
Accelleron Industries AG *	11,055	272,668
Allreal Holding AG	2,377	421,820
ALSO Holding AG	1,429	306,334
ams-OSRAM AG *	66,793	461,278
Arbonia AG	15,299	187,341
Aryzta AG *	317,325	563,812
Autoneum Holding AG *	1,687	256,397
Banque Cantonale Vaudoise	3,191	335,771
Belimo Holding AG	668	322,396
BKW AG	2,707	463,565
Bucher Industries AG	1,484	668,313
Burckhardt Compression Holding AG	278	171,661
SECURITY	NUMBER OF SHARES	VALUE ($)
Bystronic AG	487	351,524
Cembra Money Bank AG	4,940	396,712
Clariant AG *	45,847	764,737
Comet Holding AG	609	147,206
Daetwyler Holding AG	866	219,131
dormakaba Holding AG	836	374,507
Dufry AG *	18,564	858,200
Emmi AG	379	394,427
EMS-Chemie Holding AG	680	558,485
Flughafen Zuerich AG	2,504	481,942
Forbo Holding AG	233	342,993
Huber & Suhner AG	3,416	281,373
Implenia AG	6,336	285,926
Inficon Holding AG	202	219,923
Interroll Holding AG	58	211,693
Kardex Holding AG	703	160,657
Komax Holding AG	507	134,387
Landis & Gyr Group AG *	5,876	486,815
Mobimo Holding AG	894	239,760
OC Oerlikon Corp. AG	67,523	378,084
PSP Swiss Property AG	2,837	334,088
Schweiter Technologies AG	334	266,535
SFS Group AG	3,355	438,400
Siegfried Holding AG *	295	227,359
SIG Group AG *	36,021	964,125
Softwareone Holding AG *	24,444	368,726
St. Galler Kantonalbank AG	307	172,917
Stadler Rail AG (b)	8,198	340,700
Straumann Holding AG	3,390	510,027
Sulzer AG	3,677	308,123
Tecan Group AG *	730	318,114
Temenos AG	5,316	447,786
u-blox Holding AG *	1,154	139,109
Valiant Holding AG	2,380	276,628
VAT Group AG	1,422	501,667
Vontobel Holding AG	4,116	275,693
Zehnder Group AG	2,642	215,800
		17,825,635

United Kingdom 9.9%
4imprint Group plc	3,640	206,313
888 Holdings plc *	112,083	113,238
AG Barr plc	4,310	27,245
Airtel Africa plc	168,769	254,761
Ashmore Group plc	94,483	289,609
ASOS plc *	10,647	99,089
Assura plc	174,766	111,795
Auto Trader Group plc	49,973	399,633
Babcock International Group plc *	81,583	326,120
Bank of Georgia Group plc	7,066	262,854
Beazley plc	61,303	459,923
Big Yellow Group plc	10,988	169,137
Bodycote plc	60,665	526,442
Britvic plc	50,848	584,578
C&C Group plc *	114,503	225,353
Capita plc *	726,912	317,366
Card Factory plc *	317,491	437,155
Carnival plc *	59,189	488,785
Centamin plc	550,109	713,975
Chemring Group plc	49,439	176,969
Clarkson plc	3,516	136,981
Close Brothers Group plc	39,879	455,820
Coats Group plc	371,302	364,908
Computacenter plc	17,447	505,805
ConvaTec Group plc	206,154	569,928
Cranswick plc	17,071	690,339
Crest Nicholson Holdings plc	158,684	536,203
See financial notes
Schwab Fundamental Index Funds | Semiannual Report67

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Dechra Pharmaceuticals plc	4,939	231,842
Deliveroo plc *	35,047	48,186
Derwent London plc	9,848	297,312
DFS Furniture plc	25,082	39,717
Diploma plc	8,770	297,187
DiscoverIE Group plc	13,784	146,380
Diversified Energy Co., plc	97,638	116,203
Domino's Pizza Group plc	50,833	188,065
Dr. Martens plc	82,355	171,701
Drax Group plc	100,457	794,866
Dunelm Group plc	23,334	336,065
easyJet plc *	130,295	817,454
Elementis plc *	186,569	294,495
Endeavour Mining plc	14,238	368,196
EnQuest plc *	916,892	192,505
Essentra plc	122,753	319,158
FDM Group Holdings plc	14,666	124,044
Ferrexpo plc	276,822	376,396
Forterra plc	65,108	158,249
Frasers Group plc *	31,048	300,037
Fresnillo plc	40,335	360,965
Future plc	1,739	24,676
Games Workshop Group plc	3,100	386,936
Genuit Group plc	52,759	199,246
Genus plc	6,200	209,624
Grafton Group plc	77,652	846,954
Grainger plc	69,449	225,706
Great Portland Estates plc	25,686	172,219
Greencore Group plc *	296,565	319,597
Greggs plc	15,005	532,916
Gulf Keystone Petroleum Ltd.	13,313	22,721
Halfords Group plc	150,842	398,478
Halma plc	27,533	800,753
Hammerson plc	836,734	295,069
Harbour Energy plc	88,947	276,697
Hargreaves Lansdown plc	45,072	456,320
Hikma Pharmaceuticals plc	41,162	953,343
Hill & Smith plc	17,696	306,134
Hilton Food Group plc	22,830	194,824
Hiscox Ltd.	34,089	507,352
Hochschild Mining plc	257,061	232,258
Howden Joinery Group plc	95,710	825,056
Hunting plc	15,125	44,480
Ibstock plc	111,892	238,633
IG Group Holdings plc	74,216	685,126
Indivior plc *	8,443	162,053
InterContinental Hotels Group plc	14,252	979,920
Intermediate Capital Group plc	33,137	544,105
International Consolidated Airlines Group S.A. *	540,546	1,036,889
Intu Properties plc *(a)	204,586	0
Investec plc	102,563	571,741
IWG plc *	291,440	622,434
J.D. Sports Fashion plc	358,737	728,081
J.D. Wetherspoon plc *	34,543	309,527
Jupiter Fund Management plc	265,829	435,070
Just Group plc	571,913	634,658
Keller Group plc	12,575	105,568
Kier Group plc *	404,798	390,196
Lancashire Holdings Ltd.	34,824	268,418
LondonMetric Property plc	49,368	119,730
Mapeley Ltd. *(a)	2,199	0
Marshalls plc	48,420	182,921
Marston's plc *	445,019	194,629
Mediclinic International plc	82,352	516,238
Mitchells & Butlers plc *	148,837	327,272
Mitie Group plc	303,793	351,712
Molten Ventures plc *	8,390	29,502
SECURITY	NUMBER OF SHARES	VALUE ($)
Moneysupermarket.com Group plc	130,117	449,312
Morgan Advanced Materials plc	83,053	321,074
Morgan Sindall Group plc	20,347	433,979
National Express Group plc	297,198	454,209
NCC Group plc	14,820	20,003
Ninety One plc	13,018	29,629
Ocado Group plc *	32,276	205,416
OSB Group plc	50,922	318,840
Oxford Instruments plc	5,578	193,480
Pagegroup plc	96,079	548,317
Paragon Banking Group plc	46,036	290,725
Pennon Group plc	74,144	801,841
Petrofac Ltd. *(b)	264,285	237,314
Pets at Home Group plc	118,748	576,090
Playtech plc *	86,454	627,566
Plus500 Ltd.	28,459	595,502
Premier Foods plc	198,057	312,131
Primary Health Properties plc	85,383	114,536
Provident Financial plc	137,139	387,786
QinetiQ Group plc	108,709	507,951
Quilter plc	202,210	216,466
Rathbone Brothers plc	7,133	175,421
Reach plc	170,473	181,034
Redde Northgate plc	112,118	529,800
Redrow plc	108,481	707,251
Renewi plc *	18,228	137,734
Renishaw plc	3,767	170,870
Rhi Magnesita N.V.	12,247	348,105
Rightmove plc	41,759	302,255
Rolls-Royce Holdings plc *	614,470	1,177,121
Rotork plc	143,109	589,793
RS Group plc	60,085	697,109
Sabre Insurance Group plc	115,675	183,753
Safestore Holdings plc	13,909	173,380
Saga plc *	158,250	259,738
Savills plc	35,357	428,030
Schroders plc	122,819	752,255
Segro plc (b)	47,804	503,277
Serco Group plc	282,459	539,925
Sirius Real Estate Ltd.	119,308	120,777
Softcat plc	11,819	199,136
Speedy Hire plc	341,802	138,103
Spirax-Sarco Engineering plc	5,179	723,714
Spire Healthcare Group plc *	69,968	200,925
Spirent Communications plc	73,815	167,828
SSP Group plc *	174,019	563,805
SThree plc	56,668	300,182
Synthomer plc	177,874	268,017
TBC Bank Group plc	8,373	247,811
Telecom Plus plc	10,418	236,456
The British Land Co., plc	133,893	674,585
The Restaurant Group plc *	335,572	170,801
The Unite Group plc	12,384	149,429
The Weir Group plc	40,910	946,795
THG plc *(b)	176,479	222,637
TI Fluid Systems plc	274,012	364,338
TP ICAP Group plc	245,851	525,564
Tritax Big Box REIT plc	94,034	183,719
TT Electronics plc	68,101	145,496
TUI AG *	110,533	707,852
Tullow Oil plc *	117,124	41,118
Tyman plc	88,914	275,446
Vesuvius plc	108,636	554,480
Victrex plc	17,125	361,870
VIDENDUM plc	2,817	27,791
Virgin Money UK plc	144,178	283,367
Vistry Group plc	100,103	986,696
Watches of Switzerland Group plc *	16,647	173,959
See financial notes
68Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
WH Smith plc	17,007	337,352
Wickes Group plc	144,644	245,041
Workspace Group plc	22,162	132,966
XP Power Ltd.	957	26,640
		59,298,843
Total Common Stocks (Cost $505,006,660)		593,794,594

PREFERRED STOCKS 0.2% OF NET ASSETS

Germany 0.2%
Draegerwerk AG & Co. KGaA	8,355	470,164
Sartorius AG	504	195,900
Sixt SE	3,669	292,318
		958,382

Italy 0.0%
Danieli & C Officine Meccaniche S.p.A. - RSP	11,589	237,354
Total Preferred Stocks (Cost $856,302)		1,195,736

RIGHTS 0.0% OF NET ASSETS

Germany 0.0%
Dic Asset AG Right
expires 05/02/23 *	11,434	7,115

Singapore 0.0%
Keppel Infrastructure Trust
expires 05/10/23, strike SGD 0.47 *(a)	36,315	626

Spain 0.0%
Faes Farma SA
expires 05/02/23 *(a)	51,498	6,984
Total Rights (Cost $13,379)		14,725

WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild S.p.A.
expires 08/02/30 *(a)	9,173	19,724
Total Warrants (Cost $0)		19,724

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% (c)(d)	2,715,013	2,715,013
Total Short-Term Investments (Cost $2,715,013)		2,715,013
Total Investments in Securities (Cost $508,591,354)		597,739,792

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/16/23	44	4,729,120	91,567

*	Non-income producing security.
(a)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(b)	All or a portion of this security is on loan. Securities on loan were valued at $2,453,323.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)
SGD —	Singapore Dollar
See financial notes
Schwab Fundamental Index Funds | Semiannual Report69

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$67,748,500	$—	$67,748,500
Australia	—	30,801,668	0 *	30,801,668
Canada	43,804,056	—	—	43,804,056
Finland	31,679	6,184,645	—	6,216,324
France	358,322	22,537,808	—	22,896,130
Germany	679,212	23,273,193	—	23,952,405
Greece	—	—	0 *	0
Hong Kong	825,048	18,017,988	0 *	18,843,036
Ireland	182,542	2,033,876	—	2,216,418
Italy	160,355	17,122,566	0 *	17,282,921
Japan	—	208,324,391	311,382	208,635,773
Luxembourg	—	—	0 *	0
Netherlands	388,702	8,066,798	—	8,455,500
Norway	823,361	7,777,666	—	8,601,027
Portugal	418,323	1,622,721	—	2,041,044
Republic of Korea	181,319	42,876,303	589,014	43,646,636
Spain	735,317	7,101,620	0 *	7,836,937
Sweden	817,766	20,699,610	—	21,517,376
United Kingdom	15,948,418	43,350,425	0 *	59,298,843
Preferred Stocks[1]	—	1,195,736	—	1,195,736
Rights[1]
Germany	7,115	—	—	7,115
Singapore	—	—	626	626
Spain	—	—	6,984	6,984
Warrants[1]
Italy	—	—	19,724	19,724
Short-Term Investments[1]	2,715,013	—	—	2,715,013
Futures Contracts[2]	91,567	—	—	91,567
Total	$68,168,115	$528,735,514	$927,730	$597,831,359

*	Level 3 amount shown includes securities determined to have no value at April 30, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
70Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Small Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $508,591,354) including securities on loan of $2,453,323		$597,739,792
Foreign currency, at value (cost $498,445)		498,426
Deposit with broker for futures contracts		209,876
Receivables:
Dividends		3,545,413
Foreign tax reclaims		975,531
Fund shares sold		595,796
Investments sold		50,354
Income from securities on loan	+	20,355
Total assets		603,635,543

Liabilities
Collateral held for securities on loan		2,715,013
Payables:
Fund shares redeemed		598,950
Investment adviser fees		178,290
Investments bought		26,505
Variation margin on futures contracts	+	3,970
Total liabilities		3,522,728
Net assets		$600,112,815

Net Assets by Source
Capital received from investors		$554,680,538
Total distributable earnings	+	45,432,277
Net assets		$600,112,815

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$600,112,815		48,611,767		$12.35

See financial notes
Schwab Fundamental Index Funds | Semiannual Report71

Schwab Fundamental International Small Company Index Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $1,461,308)		$8,226,682
Interest received from securities - unaffiliated		1,481
Securities on loan, net	+	66,758
Total investment income		8,294,921

Expenses
Investment adviser fees		1,135,606
Professional fees	+	694 [1]
Total expenses		1,136,300
Expense reduction	–	694 [1]
Net expenses	–	1,135,606
Net investment income		7,159,315

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(3,261,957)
Net realized gains on futures contracts		695,664
Net realized gains on foreign currency transactions	+	28,120
Net realized losses		(2,538,173)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		106,368,127
Net change in unrealized appreciation (depreciation) on futures contracts		150
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	96,869
Net change in unrealized appreciation (depreciation)	+	106,465,146
Net realized and unrealized gains		103,926,973
Increase in net assets resulting from operations		$111,086,288

[1]
Professional fees associated with the filing of tax claims in the European Union deemed to be non-contingent and non-routine expenses of the fund (see financial notes 2(d)
and 4 for additional information).

See financial notes
72Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental International Small Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$7,159,315	$14,492,772
Net realized gains (losses)		(2,538,173)	18,775,216
Net change in unrealized appreciation (depreciation)	+	106,465,146	(219,007,630)
Increase (decrease) in net assets resulting from operations		$111,086,288	($185,739,642 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($26,973,296 )	($39,276,717 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,917,166	$46,543,943	12,218,154	$151,544,356
Shares reinvested		1,831,459	20,622,221	2,187,522	30,100,308
Shares redeemed	+	(6,889,382)	(81,349,995)	(10,584,869)	(134,793,600)
Net transactions in fund shares		(1,140,757)	($14,183,831 )	3,820,807	$46,851,064

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		49,752,524	$530,183,654	45,931,717	$708,348,949
Total increase (decrease)	+	(1,140,757)	69,929,161	3,820,807	(178,165,295)
End of period		48,611,767	$600,112,815	49,752,524	$530,183,654
See financial notes
Schwab Fundamental Index Funds | Semiannual Report73

Schwab Fundamental Emerging Markets Large Company Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$7.35	$10.24	$7.51	$9.25	$8.60	$9.38
Income (loss) from investment operations:
Net investment income (loss)[1]	0.12	0.52	0.36	0.27	0.35	0.27
Net realized and unrealized gains (losses)	1.24	(2.96)	2.63	(1.65)	0.54	(0.83)
Total from investment operations	1.36	(2.44)	2.99	(1.38)	0.89	(0.56)
Less distributions:
Distributions from net investment income	(0.43)	(0.45)	(0.26)	(0.36)	(0.24)	(0.22)
Net asset value at end of period	$8.28	$7.35	$10.24	$7.51	$9.25	$8.60
Total return	18.87%[2]	(24.86%)	40.39%	(15.68%)	10.73%	(6.09%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%[3]	0.39%[4]	0.39%	0.39%	0.39%	0.39%
Net investment income (loss)	3.11%[3]	5.83%	3.75%	3.32%	3.93%	2.92%
Portfolio turnover rate	12%[2]	24%	32%	32%	38%	19%
Net assets, end of period (x 1,000)	$723,867	$604,159	$707,652	$550,134	$670,910	$547,985

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
74Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 95.5% OF NET ASSETS

Brazil 6.1%
Ambev S.A.	817,550	2,320,965
B3 S.A. - Brasil Bolsa Balcao	517,399	1,211,600
Banco Bradesco S.A.	486,605	1,211,683
Banco do Brasil S.A.	388,715	3,340,215
Banco Santander Brasil S.A.	96,800	521,476
BRF S.A. *	476,018	605,067
Centrais Eletricas Brasileiras S.A.	192,716	1,307,879
Cia de Saneamento Basico do Estado de Sao Paulo *	94,910	877,781
Cia Energetica de Minas Gerais	24,100	97,602
Companhia Siderurgica Nacional S.A.	232,100	661,242
Equatorial Energia S.A.	163,300	895,108
Itau Unibanco Holding S.A.	121,700	538,986
JBS S.A.	647,700	2,324,438
Natura & Co. Holding S.A. *	233,900	518,652
Petroleo Brasileiro S.A.	1,399,365	7,482,470
Suzano S.A.	96,300	768,423
Telefonica Brasil S.A.	187,872	1,548,839
Ultrapar Participacoes S.A.	741,228	2,145,902
Vale S.A.	920,897	13,367,205
Vibra Energia S.A.	981,100	2,596,439
		44,341,972

Chile 0.7%
Banco de Chile	8,401,290	894,507
Cencosud S.A. *	865,758	1,764,227
Empresas CMPC S.A.	472,853	740,984
Empresas Copec S.A.	210,808	1,466,842
		4,866,560

China 36.8%
Agile Group Holdings Ltd. *	2,868,000	583,523
Agricultural Bank of China Ltd., A Shares	3,455,200	1,706,774
Agricultural Bank of China Ltd., H Shares	12,214,600	4,722,560
Alibaba Group Holding Ltd. *	1,317,492	13,930,663
Aluminum Corp. of China Ltd., A Shares	316,900	293,431
Aluminum Corp. of China Ltd., H Shares	1,462,000	868,516
Anhui Conch Cement Co., Ltd., A Shares	115,200	447,890
Anhui Conch Cement Co., Ltd., H Shares	500,500	1,580,338
ANTA Sports Products Ltd.	62,000	770,426
BAIC Motor Corp., Ltd., H Shares	4,843,500	1,363,154
Baidu, Inc., A Shares *	259,100	3,899,947
Bank of China Ltd., A Shares	1,969,900	1,044,462
Bank of China Ltd., H Shares	31,234,234	12,473,639
Bank of Communications Co., Ltd., A Shares	1,190,400	957,908
Bank of Communications Co., Ltd., H Shares	3,214,000	2,075,923
Baoshan Iron & Steel Co., Ltd., A Shares	851,300	792,712
Beijing Enterprises Holdings Ltd.	248,000	1,029,197
BYD Co., Ltd., A Shares	3,900	144,540
BYD Co., Ltd., H Shares	28,500	864,298
SECURITY	NUMBER OF SHARES	VALUE ($)
China Cinda Asset Management Co., Ltd., H Shares	6,412,000	762,711
China CITIC Bank Corp., Ltd., A Shares	387,300	363,833
China CITIC Bank Corp., Ltd., H Shares	4,941,000	2,672,907
China Communications Services Corp., Ltd., H Shares	2,180,000	1,194,562
China Construction Bank Corp., A Shares	291,200	265,412
China Construction Bank Corp., H Shares	41,327,960	27,628,815
China Everbright Bank Co., Ltd., A Shares	1,591,800	736,237
China Everbright Bank Co., Ltd., H Shares	1,622,000	519,462
China Everbright Environment Group Ltd.	1,778,000	754,804
China Evergrande Group *(a)	7,014,000	0
China Gas Holdings Ltd.	921,000	1,184,839
China Hongqiao Group Ltd.	935,000	920,953
China Jinmao Holdings Group Ltd.	3,888,000	726,362
China Life Insurance Co., Ltd., H Shares	818,000	1,571,505
China Mengniu Dairy Co., Ltd. *	320,000	1,291,703
China Merchants Bank Co., Ltd., A Shares	268,300	1,306,013
China Merchants Bank Co., Ltd., H Shares	734,650	3,546,246
China Minsheng Banking Corp., Ltd., A Shares	1,811,500	950,174
China Minsheng Banking Corp., Ltd., H Shares	4,684,910	1,720,977
China National Building Material Co., Ltd., H Shares	3,348,000	2,512,037
China Overseas Land & Investment Ltd.	1,359,000	3,446,618
China Pacific Insurance Group Co., Ltd., A Shares	114,200	515,635
China Pacific Insurance Group Co., Ltd., H Shares	654,400	1,954,714
China Petroleum & Chemical Corp., A Shares	2,350,900	2,282,185
China Petroleum & Chemical Corp., H Shares	26,006,400	17,044,987
China Railway Group Ltd., A Shares	800,100	1,075,089
China Railway Group Ltd., H Shares	2,057,000	1,581,502
China Resources Cement Holdings Ltd.	1,250,000	565,904
China Resources Gas Group Ltd.	176,000	555,515
China Resources Land Ltd.	701,000	3,264,385
China Resources Power Holdings Co., Ltd.	768,000	1,672,111
China Shenhua Energy Co., Ltd., A Shares	138,100	580,833
China Shenhua Energy Co., Ltd., H Shares	920,500	3,057,484
China State Construction Engineering Corp., Ltd., A Shares	1,627,500	1,546,155
China Taiping Insurance Holdings Co., Ltd.	885,000	1,016,558
China Tower Corp., Ltd., H Shares	13,780,000	1,758,649
China United Network Communications Ltd., A Shares	1,343,550	1,056,403
China Vanke Co., Ltd., A Shares	320,200	700,147
China Vanke Co., Ltd., H Shares	907,700	1,419,002
CITIC Ltd.	2,809,000	3,526,111
COSCO Shipping Holdings Co., Ltd., A Shares	110,800	178,240
COSCO SHIPPING Holdings Co., Ltd., H Shares	389,000	451,831
Country Garden Holdings Co., Ltd.	9,162,289	2,360,203
CRRC Corp., Ltd., A Shares	587,730	594,078
See financial notes
Schwab Fundamental Index Funds | Semiannual Report75

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CRRC Corp., Ltd., H Shares	1,351,000	874,235
CSPC Pharmaceutical Group Ltd.	820,000	835,003
Dongfeng Motor Group Co., Ltd., H Shares	1,599,000	765,042
ENN Energy Holdings Ltd.	98,100	1,345,108
Fosun International Ltd.	1,332,000	934,163
GCL-Poly Energy Holdings Ltd *	674,000	169,235
Geely Automobile Holdings Ltd.	1,230,000	1,526,976
Guangdong Investment Ltd.	680,000	650,064
Guangzhou R&F Properties Co., Ltd., H Shares *	5,890,146	1,168,820
Haier Smart Home Co., Ltd., A Shares	56,700	194,535
Haier Smart Home Co., Ltd., H Shares	307,000	1,000,691
Hengan International Group Co., Ltd.	201,000	897,758
Huaneng Power International, Inc., A Shares *	206,800	289,800
Huaneng Power International, Inc., H Shares *	1,644,000	1,024,499
Industrial & Commercial Bank of China Ltd., A Shares	2,037,900	1,389,815
Industrial & Commercial Bank of China Ltd., H Shares	29,950,172	16,113,312
Industrial Bank Co., Ltd., A Shares	445,700	1,110,412
JD.com, Inc., A Shares	188,721	3,368,262
Jiangxi Copper Co., Ltd., A Shares	102,700	303,730
Jiangxi Copper Co., Ltd., H Shares	789,000	1,403,586
Kingboard Holdings Ltd.	415,000	1,271,033
Kunlun Energy Co., Ltd.	2,224,000	2,061,664
Kweichow Moutai Co., Ltd., A Shares	2,700	687,425
Legend Holdings Corp., H Shares	761,500	797,799
Longfor Group Holdings Ltd.	536,000	1,466,763
Lufax Holding Ltd., ADR	225,518	383,381
Meituan, B Shares *	94,370	1,612,826
NetEase, Inc.	122,943	2,188,681
New China Life Insurance Co., Ltd., A Shares	36,400	204,683
New China Life Insurance Co., Ltd., H Shares	208,900	598,195
Nine Dragons Paper Holdings Ltd.	916,000	635,509
PetroChina Co., Ltd., A Shares	256,700	293,331
PetroChina Co., Ltd., H Shares	13,498,000	9,376,175
PICC Property & Casualty Co., Ltd., H Shares	2,674,000	3,234,092
Ping An Bank Co., Ltd., A Shares	373,700	678,655
Ping An Insurance Group Co. of China Ltd., A Shares	218,900	1,641,630
Ping An Insurance Group Co. of China Ltd., H Shares	1,830,500	13,354,450
Postal Savings Bank of China Co., Ltd., A Shares	335,000	267,070
Postal Savings Bank of China Co., Ltd., H Shares	2,227,000	1,451,987
SAIC Motor Corp., Ltd., A Shares	413,400	844,630
Seazen Group Ltd. *	2,082,000	447,549
Shanghai Pudong Development Bank Co., Ltd., A Shares	1,138,900	1,251,016
Shenzhou International Group Holdings Ltd.	79,000	758,808
Sinopharm Group Co., Ltd., H Shares	851,600	3,016,603
Sunny Optical Technology Group Co., Ltd.	56,900	601,280
Tencent Holdings Ltd.	359,800	15,980,917
The People's Insurance Co. Group of China Ltd., A Shares	18,000	16,191
The People's Insurance Co. Group of China Ltd., H Shares	2,143,000	842,842
Tingyi Cayman Islands Holding Corp.	453,768	792,983
Trip.com Group Ltd. *	4,850	172,441
SECURITY	NUMBER OF SHARES	VALUE ($)
Vipshop Holdings Ltd., ADR *	139,291	2,186,869
Weichai Power Co., Ltd., A Shares	126,400	210,632
Weichai Power Co., Ltd., H Shares	513,000	758,286
Xiaomi Corp., B Shares *	1,824,000	2,588,992
Yankuang Energy Group Co., Ltd., A Shares	14,500	72,180
Yankuang Energy Group Co., Ltd., H Shares	318,000	1,090,922
Yum China Holdings, Inc.	46,250	2,830,431
Zhongsheng Group Holdings Ltd.	147,500	630,048
Zijin Mining Group Co., Ltd., A Shares	148,800	276,833
Zijin Mining Group Co., Ltd., H Shares	536,000	907,478
ZTO Express Cayman, Inc.	13,300	366,183
		266,598,301

Colombia 0.2%
Bancolombia S.A.	85,186	652,766
Ecopetrol S.A.	2,096,160	1,020,863
		1,673,629

Czech Republic 0.2%
CEZ A/S	25,200	1,353,611

Greece 0.3%
Alpha Services and Holdings S.A. *	1,103,402	1,383,263
Hellenic Telecommunications Organization S.A.	55,254	807,354
		2,190,617

Hungary 0.5%
MOL Hungarian Oil & Gas plc	234,054	1,898,004
OTP Bank Nyrt	53,623	1,634,049
		3,532,053

India 11.0%
Axis Bank Ltd.	174,163	1,838,447
Bharat Petroleum Corp., Ltd.	641,463	2,807,641
Bharti Airtel Ltd.	199,204	1,950,076
Bharti Airtel Ltd.	3,085	15,519
Coal India Ltd.	540,910	1,546,059
GAIL India Ltd.	1,082,803	1,423,280
Grasim Industries Ltd.	67,537	1,424,272
HCL Technologies Ltd.	112,167	1,466,476
Hero MotoCorp Ltd.	34,099	1,069,307
Hindalco Industries Ltd.	415,102	2,227,206
Hindustan Petroleum Corp., Ltd.	764,450	2,351,524
Hindustan Unilever Ltd.	37,119	1,117,270
Housing Development Finance Corp., Ltd.	102,327	3,486,470
ICICI Bank Ltd.	85,122	960,269
Indian Oil Corp., Ltd.	3,504,649	3,492,653
Infosys Ltd.	325,171	5,017,114
ITC Ltd.	296,243	1,544,836
JSW Steel Ltd.	151,678	1,349,556
Larsen & Toubro Ltd.	71,711	2,079,079
Mahindra & Mahindra Ltd.	117,927	1,774,289
Maruti Suzuki India Ltd.	15,225	1,603,513
NTPC Ltd.	1,171,564	2,471,029
Oil & Natural Gas Corp., Ltd.	2,031,950	3,962,812
Petronet LNG Ltd.	268,631	780,229
Power Finance Corp., Ltd.	671,471	1,398,409
Power Grid Corp. of India Ltd.	471,150	1,370,012
Rajesh Exports Ltd.	222,784	1,522,081
REC Ltd.	580,309	940,305
See financial notes
76Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Reliance Industries Ltd.	298,321	8,859,282
State Bank of India	228,150	1,620,193
Steel Authority of India Ltd.	521,729	530,174
Sun Pharmaceutical Industries Ltd.	76,787	928,826
Tata Consultancy Services Ltd.	90,370	3,572,929
Tata Motors Ltd. *	467,049	2,786,625
Tata Motors Ltd., A Shares, DVR *	97,507	297,862
Tata Steel Ltd.	2,474,858	3,281,088
Tech Mahindra Ltd.	82,895	1,043,083
UltraTech Cement Ltd.	8,436	780,955
UPL Ltd.	72,285	656,039
Vedanta Ltd.	442,926	1,519,414
Wipro Ltd.	190,550	902,275
		79,768,478

Indonesia 1.7%
PT Astra International Tbk	5,057,900	2,333,052
PT Bank Central Asia Tbk	2,387,500	1,477,507
PT Bank Mandiri (Persero) Tbk	5,038,000	1,780,932
PT Bank Rakyat Indonesia (Persero) Tbk	6,710,896	2,338,607
PT Telkom Indonesia (Persero) Tbk	10,355,900	2,999,572
PT United Tractors Tbk	454,400	897,020
		11,826,690

Kuwait 0.6%
Kuwait Finance House KSCP	543,045	1,326,979
Mobile Telecommunications Co. KSCP	588,156	1,096,051
National Bank of Kuwait SAKP	658,201	2,160,879
		4,583,909

Malaysia 1.7%
Axiata Group Berhad	1,624,913	1,091,795
CIMB Group Holdings Berhad	1,370,053	1,556,547
Genting Berhad	951,100	1,004,576
Malayan Banking Berhad	1,234,540	2,399,057
Petronas Chemicals Group Berhad	435,100	692,396
Public Bank Berhad	1,682,825	1,469,525
Sime Darby Berhad	1,468,900	715,738
Tenaga Nasional Berhad	1,673,300	3,342,141
		12,271,775

Mexico 4.0%
Alfa S.A.B. de C.V., A Shares	1,989,500	1,262,560
America Movil S.A.B. de C.V.	6,433,919	6,938,663
Cemex S.A.B. de C.V., Series CPO *	6,134,156	3,684,690
Fomento Economico Mexicano S.A.B. de C.V.	411,315	4,001,625
Grupo Bimbo S.A.B. de C.V., Series A	321,300	1,720,915
Grupo Financiero Banorte S.A.B. de C.V., O Shares	441,400	3,817,062
Grupo Mexico S.A.B. de C.V., Series B	581,636	2,860,060
Grupo Televisa S.A.B., Series CPO	921,017	934,361
Orbia Advance Corp. S.A.B. de C.V.	375,000	863,901
Wal-Mart de Mexico S.A.B. de C.V.	727,637	2,933,697
		29,017,534

Qatar 0.6%
Ooredoo QPSC	364,589	992,153
Qatar Fuel QSC	160,594	733,083
Qatar Islamic Bank SAQ	100,001	494,237
Qatar National Bank QPSC	511,657	2,166,533
		4,386,006

SECURITY	NUMBER OF SHARES	VALUE ($)
Saudi Arabia 2.3%
Al Rajhi Bank	85,987	1,774,767
Riyad Bank	101,591	819,373
Saudi Arabian Oil Co.	248,267	2,393,060
Saudi Basic Industries Corp.	164,736	4,076,007
Saudi Electricity Co.	222,010	1,439,260
Saudi Telecom Co.	279,260	3,361,166
The Saudi National Bank	130,279	1,709,867
Yanbu National Petrochemical Co.	52,638	631,967
		16,205,467

South Africa 4.5%
Absa Group Ltd.	206,165	2,005,525
Anglo American Platinum Ltd.	8,438	500,276
AngloGold Ashanti Ltd.	90,709	2,424,340
Bid Corp., Ltd.	76,744	1,746,537
Exxaro Resources Ltd.	65,835	691,749
FirstRand Ltd.	876,114	3,087,664
Gold Fields Ltd.	154,139	2,401,997
Impala Platinum Holdings Ltd.	95,747	932,174
MTN Group Ltd.	513,264	3,605,067
MultiChoice Group	110,645	692,510
Naspers Ltd., N Shares	10,012	1,784,756
Nedbank Group Ltd.	119,428	1,377,902
Old Mutual Ltd.	1,460,554	929,061
Sanlam Ltd.	337,577	1,041,381
Sappi Ltd.	340,466	773,714
Sasol Ltd.	126,108	1,642,190
Shoprite Holdings Ltd.	97,402	1,188,695
Sibanye Stillwater Ltd.	295,876	654,132
Standard Bank Group Ltd.	336,571	3,155,601
The Bidvest Group Ltd.	77,918	1,067,233
Vodacom Group Ltd.	160,584	1,100,700
		32,803,204

Taiwan 18.8%
Acer, Inc.	1,218,496	1,201,942
ASE Technology Holding Co., Ltd.	916,000	3,011,395
Asia Cement Corp.	564,000	807,801
Asustek Computer, Inc.	312,041	2,876,069
AUO Corp.	3,931,440	2,183,510
Catcher Technology Co., Ltd.	278,000	1,639,955
Cathay Financial Holding Co., Ltd.	1,503,622	2,083,088
Chailease Holding Co., Ltd.	110,150	802,237
China Development Financial Holding Corp.	1,911,000	817,152
China Steel Corp.	2,681,198	2,542,942
Chunghwa Telecom Co., Ltd.	624,956	2,585,965
Compal Electronics, Inc.	3,574,305	2,789,380
CTBC Financial Holding Co., Ltd.	2,840,201	2,093,621
Delta Electronics, Inc.	230,590	2,258,853
E.Sun Financial Holding Co., Ltd.	1,063,531	864,918
Evergreen Marine Corp., Ltd.	153,000	808,072
Far Eastern New Century Corp.	1,361,817	1,415,583
First Financial Holding Co., Ltd.	1,127,998	996,342
Formosa Chemicals & Fibre Corp.	1,063,442	2,386,567
Formosa Petrochemical Corp.	400,330	1,132,646
Formosa Plastics Corp.	783,732	2,397,527
Foxconn Technology Co., Ltd.	508,317	893,800
Fubon Financial Holding Co., Ltd.	1,353,986	2,607,641
Hon Hai Precision Industry Co., Ltd.	6,097,572	20,777,770
Hotai Motor Co., Ltd.	38,000	819,114
Innolux Corp.	5,628,163	2,465,587
Inventec Corp.	1,796,639	1,937,932
Largan Precision Co., Ltd.	18,050	1,185,202
See financial notes
Schwab Fundamental Index Funds | Semiannual Report77

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Lite-On Technology Corp.	577,167	1,382,615
MediaTek, Inc.	139,838	3,040,615
Mega Financial Holding Co., Ltd.	1,269,698	1,408,648
Micro-Star International Co., Ltd.	184,000	874,553
Nan Ya Plastics Corp.	1,175,622	2,987,932
Novatek Microelectronics Corp.	83,000	1,134,702
Pegatron Corp.	1,619,264	3,695,409
Pou Chen Corp.	1,494,267	1,547,903
Powertech Technology, Inc.	291,000	871,358
President Chain Store Corp.	92,237	812,599
Quanta Computer, Inc.	970,500	2,717,449
Shin Kong Financial Holding Co., Ltd.	2,698,000	737,378
Synnex Technology International Corp.	585,850	1,182,175
Taiwan Cement Corp.	1,338,926	1,689,063
Taiwan Cooperative Financial Holding Co., Ltd.	880,910	767,861
Taiwan Mobile Co., Ltd.	267,196	900,298
Taiwan Semiconductor Manufacturing Co., Ltd.	1,645,803	26,951,001
Uni-President Enterprises Corp.	1,146,678	2,748,997
United Microelectronics Corp. *	1,753,965	2,821,000
Walsin Lihwa Corp.	757,420	1,230,013
Wistron Corp.	2,164,682	3,281,050
WPG Holdings Ltd.	994,880	1,621,401
Yageo Corp.	58,715	951,821
Yang Ming Marine Transport Corp.	231,000	476,549
Yuanta Financial Holding Co., Ltd.	1,621,725	1,193,764
Zhen Ding Technology Holding Ltd.	195,000	710,383
		136,119,148

Thailand 2.9%
Advanced Info Service PCL NVDR	193,675	1,215,962
Bangkok Bank PCL NVDR	212,000	977,616
Charoen Pokphand Foods PCL NVDR	1,810,000	1,077,478
CP ALL PCL NVDR *	739,800	1,405,862
Kasikornbank PCL NVDR	208,500	765,482
Krung Thai Bank PCL NVDR	1,954,400	1,033,226
PTT Exploration & Production PCL NVDR	252,000	1,096,465
PTT Global Chemical PCL NVDR	1,206,200	1,471,817
PTT PCL NVDR	7,494,570	6,822,397
SCB X PCL NVDR	631,000	1,919,396
Thai Oil PCL NVDR	584,485	800,080
The Siam Cement PCL NVDR	275,400	2,537,620
		21,123,401

Turkey 1.5%
Akbank T.A.S.	1,854,734	1,533,483
BIM Birlesik Magazalar A/S	142,831	1,147,646
Eregli Demir ve Celik Fabrikalari T.A.S. *	526,910	899,111
Haci Omer Sabanci Holding A/S	508,806	1,000,174
KOC Holding A/S	314,645	1,224,969
Turk Hava Yollari AO *	208,083	1,368,439
Turkcell Iletisim Hizmetleri A/S	869,732	1,481,625
Turkiye Is Bankasi A/S, Class C	1,961,841	1,093,550
Turkiye Petrol Rafinerileri A/S	354,837	1,211,724
		10,960,721

SECURITY	NUMBER OF SHARES	VALUE ($)
United Arab Emirates 1.1%
Abu Dhabi Commercial Bank PJSC	420,498	1,010,309
Dubai Islamic Bank PJSC	496,202	752,796
Emaar Properties PJSC	974,503	1,579,923
Emirates Telecommunications Group Co. PJSC	443,128	2,900,696
First Abu Dhabi Bank PJSC	450,141	1,740,608
		7,984,332
Total Common Stocks (Cost $583,204,086)		691,607,408

PREFERRED STOCKS 3.8% OF NET ASSETS

Brazil 3.7%
Banco Bradesco S.A.	1,612,697	4,478,097
Centrais Eletricas Brasileiras S.A., B Shares	68,120	497,263
Cia Energetica de Minas Gerais	450,522	1,115,511
Cia Paranaense de Energia, B Shares	489,000	786,275
Gerdau S.A.	356,721	1,800,841
Itau Unibanco Holding S.A.	1,271,279	6,606,430
Metalurgica Gerdau S.A.	469,300	1,097,084
Petroleo Brasileiro S.A.	2,136,354	10,151,087
		26,532,588

Colombia 0.1%
Bancolombia S.A.	148,575	920,292
Total Preferred Stocks (Cost $22,364,706)		27,452,880
Total Investments in Securities (Cost $605,568,792)		719,060,288

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 06/16/23	48	2,362,080	14,421

*	Non-income producing security.
(a)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
NVDR —	Non-Voting Depositary Receipt
See financial notes
78Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$310,952,597	$—	$310,952,597
Brazil	44,341,972	—	—	44,341,972
Chile	4,866,560	—	—	4,866,560
China	2,570,250	264,028,051	0 *	266,598,301
Colombia	1,673,629	—	—	1,673,629
Czech Republic	1,353,611	—	—	1,353,611
Mexico	29,017,534	—	—	29,017,534
South Africa	6,699,277	26,103,927	—	32,803,204
Preferred Stocks[1]	27,452,880	—	—	27,452,880
Futures Contracts[2]	14,421	—	—	14,421
Total	$117,990,134	$601,084,575	$0 *	$719,074,709

*	Level 3 amount shown includes securities determined to have no value at April 30, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index Funds | Semiannual Report79

Schwab Fundamental Emerging Markets Large Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $605,568,792)		$719,060,288
Cash		1,482,018
Foreign currency, at value (cost $923,634)		927,213
Deposit with broker for futures contracts		293,964
Receivables:
Dividends		3,209,654
Fund shares sold		1,337,914
Investments sold		86,680
Variation margin on future contracts	+	8,926
Total assets		726,406,657

Liabilities
Payables:
Foreign capital gains tax		1,967,085
Fund shares redeemed		329,956
Investment adviser fees		215,495
Investments bought	+	27,436
Total liabilities		2,539,972
Net assets		$723,866,685

Net Assets by Source
Capital received from investors		$773,010,703
Total distributable loss	+	(49,144,018)
Net assets		$723,866,685

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$723,866,685		87,443,639		$8.28

See financial notes
80Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $1,055,169)		$12,050,128
Interest received from securities - unaffiliated		22,768
Securities on loan, net	+	15,049
Total investment income		12,087,945

Expenses
Investment adviser fees		1,347,424
Total expenses	–	1,347,424
Net investment income		10,740,521

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated (net of foreign capital gains tax paid of $228,424)		(6,278,976)
Net realized gains on futures contracts		315,097
Net realized gains on foreign currency transactions	+	172,678
Net realized losses		(5,791,201)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated (net of change in foreign capital gains tax of $101,550)		108,287,176
Net change in unrealized appreciation (depreciation) on futures contracts		42,831
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	19,533
Net change in unrealized appreciation (depreciation)	+	108,349,540
Net realized and unrealized gains		102,558,339
Increase in net assets resulting from operations		$113,298,860
See financial notes
Schwab Fundamental Index Funds | Semiannual Report81

Schwab Fundamental Emerging Markets Large Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$10,740,521	$39,197,035
Net realized losses		(5,791,201)	(53,802,422)
Net change in unrealized appreciation (depreciation)	+	108,349,540	(172,215,393)
Increase (decrease) in net assets resulting from operations		$113,298,860	($186,820,780 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($35,727,633 )	($30,189,359 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,209,024	$115,222,520	31,322,904	$273,449,095
Shares reinvested		2,947,877	22,698,652	2,271,110	21,734,518
Shares redeemed	+	(11,859,172)	(95,784,425)	(20,544,222)	(181,666,566)
Net transactions in fund shares		5,297,729	$42,136,747	13,049,792	$113,517,047

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		82,145,910	$604,158,711	69,096,118	$707,651,803
Total increase (decrease)	+	5,297,729	119,707,974	13,049,792	(103,493,092)
End of period		87,443,639	$723,866,685	82,145,910	$604,158,711
See financial notes
82Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental Index Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Fundamental US Large Company Index Fund	Schwab Target 2015 Fund
Schwab Fundamental US Small Company Index Fund	Schwab Target 2020 Fund
Schwab Fundamental International Large Company Index Fund	Schwab Target 2025 Fund
Schwab Fundamental International Small Company Index Fund	Schwab Target 2030 Fund
Schwab Fundamental Emerging Markets Large Company Index Fund	Schwab Target 2035 Fund
Schwab Fundamental Global Real Estate Index Fund	Schwab Target 2040 Fund
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2050 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2060 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Target 2065 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2010 Index Fund
Schwab International Index Fund®	Schwab Target 2015 Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2020 Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2025 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2030 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2035 Index Fund
Schwab International Opportunities Fund	Schwab Target 2040 Index Fund
Schwab Balanced Fund	Schwab Target 2045 Index Fund
Schwab Core Equity Fund	Schwab Target 2050 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2055 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2060 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2065 Index Fund
Schwab Health Care Fund	Schwab Monthly Income Fund - Target Payout
Schwab International Core Equity Fund	Schwab Monthly Income Fund - Flexible Payout
Schwab Target 2010 Fund	Schwab Monthly Income Fund - Income Payout
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
Schwab Fundamental Index Funds | Semiannual Report83

Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
84Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2023, are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender), may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
Schwab Fundamental Index Funds | Semiannual Report85

Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
As of April 30, 2023, Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small Company Index Fund, Schwab Fundamental International Large Company Index Fund and Schwab Fundamental International Small Company Index Fund had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of April 30, 2023, if any, are disclosed in each fund’s Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are disclosed in each fund’s Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Cash Investments: The funds, except for the Schwab Fundamental US Large Company Index Fund and Schwab Fundamental US Small Company Index Fund, may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund and Schwab Fundamental Emerging Markets Large Company Index Fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in the net realized gains (losses) on sales of securities in each fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in each fund’s Statement of Operations, if any. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
86Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab Fundamental International Large Company Index Fund and Schwab Fundamental International Small Company Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees are non-contingent and non-routine expenses which are subject to repayment to the investment adviser (see financial note 4 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the Schwab Fundamental International Large Company Index Fund and Schwab Fundamental International Small Company Index Fund will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended April 30, 2023, the Schwab Fundamental International Large Company Index Fund and Schwab Fundamental International Small Company Index Fund did not incur any compliance fees.
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. The Advisory Agreement excludes paying acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year. To receive distributions, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations. Foreign taxes accrued as of April 30, 2023, if any, are reflected in each fund’s Statement of Assets and Liabilities.
Schwab Fundamental Index Funds | Semiannual Report87

Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in an index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for a fund.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Concentration Risk. To the extent that a fund’s or its respective index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities may also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. Foreign securities may also include investments in variable interest entities (VIEs) structures, which are created by China-based operating companies in jurisdictions outside of China to obtain indirect financing due to Chinese regulations that prohibit non-Chinese ownership of those companies. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Derivatives Risk. Each fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested. A fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Sampling Index Tracking Risk. To the extent a fund uses a sampling method, the fund may not fully replicate its respective index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
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Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Exchange Traded Funds (ETFs) Risk. Certain funds may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When a fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a proportionate share of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF holds, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio securities.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND	SCHWAB FUNDAMENTAL US SMALL COMPANY INDEX FUND	SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND	SCHWAB FUNDAMENTAL INTERNATIONAL SMALL COMPANY INDEX FUND	SCHWAB FUNDAMENTAL EMERGING MARKETS LARGE COMPANY INDEX FUND
0.25%	0.25%	0.25%	0.39%	0.39%
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of April 30, 2023, as applicable:
UNDERLYING FUNDS
	SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND	SCHWAB FUNDAMENTAL US SMALL COMPANY INDEX FUND	SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND	SCHWAB FUNDAMENTAL INTERNATIONAL SMALL COMPANY INDEX FUND	SCHWAB FUNDAMENTAL EMERGING MARKETS LARGE COMPANY INDEX FUND
Schwab MarketTrack All Equity Portfolio	1.5%	2.1%	2.3%	6.4%	5.2%
Schwab MarketTrack Balanced Portfolio	0.7%	0.9%	0.8%	2.3%	1.9%
Schwab MarketTrack Conservative Portfolio	0.2%	0.2%	0.2%	0.6%	0.5%
Schwab MarketTrack Growth Portfolio	1.5%	2.0%	1.7%	4.8%	3.9%
Schwab Target 2010 Fund	0.0%*	— %	0.0%*	— %	— %
Schwab Target 2015 Fund	0.0%*	— %	0.0%*	— %	— %
Schwab Target 2020 Fund	0.1%	— %	0.1%	— %	— %
Schwab Target 2025 Fund	0.1%	— %	0.2%	— %	— %
Schwab Target 2030 Fund	0.3%	— %	0.4%	— %	— %
Schwab Target 2035 Fund	0.3%	— %	0.3%	— %	— %
Schwab Target 2040 Fund	0.6%	— %	0.6%	— %	— %
Schwab Target 2045 Fund	0.2%	— %	0.1%	— %	— %
Schwab Target 2050 Fund	0.2%	— %	0.1%	— %	— %
Schwab Target 2055 Fund	0.1%	— %	0.1%	— %	— %
Schwab Target 2060 Fund	0.0%*	— %	0.0%*	— %	— %
Schwab Target 2065 Fund	0.0%*	— %	0.0%*	— %	— %

*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine expenses. The investment adviser agreed to pay these professional fees, on behalf of the funds, subject to reimbursement by the funds to the extent the funds are able to successfully recover taxes withheld in the future.
For the period ended April 30, 2023, the professional fees incurred by the Schwab Fundamental International Large Company Index Fund and Schwab Fundamental International Small Company Index Fund and paid by the investment adviser were $14,011 and $694 respectively, as shown as Professional fees in each fund’s Statement of Operations.
For the period ended April 30, 2023, the Schwab Fundamental International Large Company Index Fund and Schwab Fundamental International Small Company Index Fund did not recover any previously withheld foreign taxes and made no reimbursements to the investment adviser.
As of April 30, 2023, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the Schwab Fundamental International Large Company Index Fund and Schwab Fundamental International Small Company Index Fund to the investment adviser were $98,873 and $1,712, respectively.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers.  For the period ended April 30, 2023, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab Fundamental US Large Company Index Fund	$114,752,404	$82,353,382	($13,565,249)
Schwab Fundamental US Small Company Index Fund	21,449,233	31,034,554	1,685,985
Schwab Fundamental International Large Company Index Fund	23,969,280	24,827,415	(1,455,670)
Schwab Fundamental International Small Company Index Fund	20,804,402	13,936,226	3,481,049
Schwab Fundamental Emerging Markets Large Company Index Fund	6,806,913	1,993,240	(181,673)

Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds do not pay any interested or non-interested (independent trustees) trustees. The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
The funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The value and variation margin for futures contracts held at April 30, 2023, if any, are presented in the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and net change in unrealized
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Financial Notes, unaudited (continued)

7. Derivatives (continued):
appreciation (depreciation) on futures contracts are presented in the Statement of Operations, if any. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended April 30, 2023, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab Fundamental US Large Company Index Fund	$31,881,895	158
Schwab Fundamental US Small Company Index Fund	7,881,048	85
Schwab Fundamental International Large Company Index Fund	14,806,798	146
Schwab Fundamental International Small Company Index Fund	2,734,396	27
Schwab Fundamental Emerging Markets Large Company Index Fund	2,798,145	58

8. Purchases and Sales of Investment Securities:
For the period ended April 30, 2023, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Fundamental US Large Company Index Fund	$656,958,472	$239,191,807
Schwab Fundamental US Small Company Index Fund	346,514,918	228,379,797
Schwab Fundamental International Large Company Index Fund	289,186,599	166,131,035
Schwab Fundamental International Small Company Index Fund	84,023,366	117,386,886
Schwab Fundamental Emerging Markets Large Company Index Fund	99,002,145	83,129,939
During the period ended April 30, 2023, the following funds had transactions in connection with in-kind transactions:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab Fundamental US Large Company Index Fund	$—	$316,377,977
Schwab Fundamental US Small Company Index Fund	—	106,929,065
For the period ended April 30, 2023, where applicable, the funds realized net capital gains or losses resulting from in-kind redemptions. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses on sales of in-kind redemptions for the period ended April 30, 2023, are disclosed in the funds’ Statements of Operations, if any.

9. Federal Income Taxes:
As of April 30, 2023, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Fundamental US Large Company Index Fund	$4,327,537,918	$2,639,600,024	($116,702,230)	$2,522,897,794
Schwab Fundamental US Small Company Index Fund	1,431,516,698	325,403,563	(133,090,671)	192,312,892
Schwab Fundamental International Large Company Index Fund	1,799,998,272	252,121,214	(50,715,583)	201,405,631
Schwab Fundamental International Small Company Index Fund	549,996,315	88,951,895	(41,116,851)	47,835,044
Schwab Fundamental Emerging Markets Large Company Index Fund	665,832,013	94,188,516	(40,945,820)	53,242,696
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Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2022, the funds had capital loss carryforwards available as follows:

Schwab Fundamental US Large Company Index Fund	$16,395,504
Schwab Fundamental US Small Company Index Fund	—
Schwab Fundamental International Large Company Index Fund	36,746,541
Schwab Fundamental International Small Company Index Fund	—
Schwab Fundamental Emerging Markets Large Company Index Fund	104,368,126
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2023. The tax-basis components of distributions paid during the fiscal year ended October 31, 2022 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Fundamental US Large Company Index Fund	$136,690,830	$187,778,508
Schwab Fundamental US Small Company Index Fund	53,750,563	155,441,604
Schwab Fundamental International Large Company Index Fund	52,079,126	—
Schwab Fundamental International Small Company Index Fund	19,730,992	19,545,725
Schwab Fundamental Emerging Markets Large Company Index Fund	30,189,359	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of October 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended October 31, 2022, the funds did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None
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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Vice President
(Mar. 2022 – present) and Director (Oct. 2015 – Mar. 2022), Charles Schwab Investment
Management, Inc.

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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President
and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles
Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer
(May 2001 – Apr. 2018), ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles
Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice
President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President
(Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President
(Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant
Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
98Schwab Fundamental Index Funds | Semiannual Report

Schwab Fundamental Index Funds
Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net) A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net) A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Index An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell RAFI Developed ex US Large Company Index (Net) An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Developed ex US Small Company Index (Net) An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores rank below the 87.5% threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the smallest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Emerging Markets Large Company Index (Net) An index that ranks emerging market companies in the FTSE Global Total Cap Index by measures of fundamental size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the
Schwab Fundamental Index Funds | Semiannual Report99

Schwab Fundamental Index Funds
index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the emerging companies in the FTSE Global Total Cap Index measures the performance of the investable securities in emerging markets globally.
Russell RAFI US Large Company Index An index that ranks U.S. companies in the FTSE Global Total Cap Index. The Russell RAFI US Large Company Index includes only those securities that are members of the U.S. portion whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
Russell RAFI US Small Company Index An index that ranks U.S. companies in the FTSE Global Total Cap Index. The Russell RAFI US Small Company Index includes only those securities that are members of the U.S. portion and rank below the 87.5% fundamental score threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
S&P 500 Index An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
S&P Developed ex-U.S. Small Cap Index (Net) An index composed of the stocks representing the lowest 15% of float-adjusted market cap in each developed market country, excluding the U.S. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
stock A share of ownership, or equity, in the issuing company.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
100Schwab Fundamental Index Funds | Semiannual Report

Notes

Notes

Notes

Schwab Fundamental Index Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2023 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR37675-16
00286321

Semiannual Report | April 30, 2023
Schwab International Opportunities Fund

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Schwab International Opportunities Fund
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by, and is the exclusive property of, MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab.
Schwab International Opportunities Fund | Semiannual Report1

Schwab International Opportunities Fund
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Return for the 6 Months Ended April 30, 2023
Schwab International Opportunities Fund[1] (Ticker Symbol: SWMIX)	21.73% *
MSCI EAFE® Index (Net)[2]	24.19%
Fund Category: Morningstar Foreign Large Growth[3]	20.80%
Performance Details	pages 4-5
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.
*
Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
1
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
2
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
2Schwab International Opportunities Fund | Semiannual Report

Schwab International Opportunities Fund
Fund Management

John Greves, CFA, Managing Director and Head of Multi-Asset Strategies for Schwab Asset Management, is
responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2016, Mr. Greves worked at Russell Investment Management Company (Russell Investments) for 13 years, most recently as a portfolio manager for multi-asset solutions where he managed multiple target date funds, chaired the multi-asset advisory team, and co-authored papers on glide path methodology and benchmarking. Prior to that, he served in several roles for Russell Investments including associate portfolio manager for multi-asset solutions and senior portfolio analyst for multi-asset solutions.

Tony Creasy, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Prior to his current role, he was a portfolio manager on the Multi-Asset
Strategies Team, responsible for the daily management of several multi-asset portfolios. He also spent several years as lead analyst on the Schwab Asset Management Investment Manager Research Team. Prior to that,
Mr. Creasy was an institutional investment analyst for Schwab’s retirement investment services group, providing mutual fund analysis to support the Schwab Focus List™.

David Rios, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day management of the portion of the fund that is invested in accordance with a particular index. Prior to this role, Mr. Rios was an associate portfolio manager on the equity index strategies team for four years. His first role with Schwab
Asset Management was as a trade operations specialist. Prior to joining Schwab in 2008, Mr. Rios was a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).

Schwab International Opportunities Fund | Semiannual Report3

Schwab International Opportunities Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Opportunities Fund (4/2/04)[3]	21.73% *	3.63%	1.75%	4.61%
MSCI EAFE® Index (Net)[4]	24.19%	8.42%	3.63%	4.76%
Fund Category: Morningstar Foreign Large Growth[5]	20.80%	4.20%	4.15%	5.61%
Fund Expense Ratio[6]: 0.84%

INVESTMENT MANAGERS AND ALLOCATIONS7
Investment Managers	Investment Style	% of Net Assets
American Century Investment Management, Inc.	International Small-Cap Growth	24.9%
Harris Associates L.P.	International Large-Cap Value	23.1%
Charles Schwab Investment Management, Inc., dba Schwab Asset Management[8]	International Large-Cap Developed	21.9%
Mondrian Investment Partners Limited	International Small-Cap Value	16.2%
Baillie Gifford Overseas Limited	International Growth	7.5%
Cash and other assets[9]		6.4%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
*
Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.
3
The fund commenced operations on October 16, 1996 which became the Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund) Investor Shares. The Investor Shares were consolidated into Select Shares on February 26, 2019. The performance presented is that of the former Select Shares which commenced operations on April 2, 2004.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
6
As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
7
For more information about each of the investment manager’s investment styles, refer to the fund’s prospectus.
8
Charles Schwab Investment Management, Inc. manages a portion of the fund by primarily investing in stocks that are included in the FTSE Developed ex US Quality Factor Index. The Schwab International Opportunities Fund has been developed solely by Schwab Asset Management. Index Ownership – The fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the LSE Group). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the FTSE Developed ex US Quality Factor Index (the Index) vest in the relevant LSE Group company which owns the Index. “FTSE®” is a trade mark of the relevant LSE Group company and is used by any other LSE Group company under license.
9
Charles Schwab Investment Management, Inc. can allocate a portion of the fund to particular market sectors, such as emerging markets, utilizing securities, exchange-traded funds (ETFs) and/or other registered investment companies and may also directly manage additional portions of the fund during transitions between investment managers. Charles Schwab Investment Management, Inc. also manages the cash portion of the fund.
4Schwab International Opportunities Fund | Semiannual Report

Schwab International Opportunities Fund
Performance and Fund Facts as of April 30, 2023

Statistics1
Number of Holdings	1,306
Weighted Average Market Cap (millions)	$51,002
Price/Earnings Ratio (P/E)	15.8
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate	21% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3

Top Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets. Investing in emerging markets may accentuate these risks.
1
Excludes derivatives.
2
Not annualized.
3
This list is not a recommendation of any security by the investment adviser.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
Schwab International Opportunities Fund | Semiannual Report5

Schwab International Opportunities Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2022 and held through April 30, 2023.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 11/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 4/30/23	EXPENSES PAID DURING PERIOD 11/1/22-4/30/23 [2]
Schwab International Opportunities Fund
Actual Return	0.84%	$1,000.00	$1,217.30	$4.62
Hypothetical 5% Return	0.84%	$1,000.00	$1,020.63	$4.21

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days in the period, and divided by the 365 days in the fiscal year.

6Schwab International Opportunities Fund | Semiannual Report

Schwab International Opportunities Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19[1]	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$16.90	$30.60	$24.37	$22.89	$22.89	$26.96
Income (loss) from investment operations:
Net investment income (loss)[2]	0.14	0.26	0.01	0.00 [3]	0.31	0.24
Net realized and unrealized gains (losses)	3.48	(9.58)	7.94	1.95	1.74	(3.09)
Total from investment operations	3.62	(9.32)	7.95	1.95	2.05	(2.85)
Less distributions:
Distributions from net investment income	(0.20)	(0.28)	—	(0.43)	(0.29)	(0.36)
Distributions from net realized gains	(0.45)	(4.10)	(1.72)	(0.04)	(1.76)	(0.86)
Total distributions	(0.65)	(4.38)	(1.72)	(0.47)	(2.05)	(1.22)
Net asset value at end of period	$19.87	$16.90	$30.60	$24.37	$22.89	$22.89
Total return	21.66%[4]	(34.79%)	33.50%	8.56%	10.50%	(11.09%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.84%[5]	0.99%[6,7]	1.25%	1.25%	1.25%	1.25%
Gross operating expenses	0.84%[5]	1.08%[7]	1.47%	1.51%	1.50%	1.51%
Net investment income (loss)	1.53%[5]	1.24%	0.05%	0.00%[8]	1.43%	0.92%
Portfolio turnover rate	21%[4]	81%	59%	65%	54%	69%
Net assets, end of period (x 1,000,000)	$1,062	$982	$1,495	$1,243	$1,413	$1,127

*	Unaudited.
[1]
Effective February 26, 2019, the Investor Share class, and the Select Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.

[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective February 25, 2022, the net operating expense limitation was lowered from 1.25% to 0.86%. The ratio presented for the period ended October 31, 2022 is a blended ratio.
[7]	Ratio includes less than 0.005% of non-routine proxy expenses.
[8]	Less than 0.005%
See financial notes
Schwab International Opportunities Fund | Semiannual Report7

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 91.9% OF NET ASSETS

Australia 4.3%
Adbri Ltd.	9,208	9,722
AGL Energy Ltd.	10,548	58,067
Allkem Ltd. *	134,263	1,102,634
ALS Ltd.	330,794	2,887,082
Altium Ltd.	98,706	2,516,139
Alumina Ltd.	48,973	49,705
Amcor plc	28,695	313,726
AMP Ltd.	16,292	12,318
Ampol Ltd.	6,578	131,249
Ansell Ltd.	1,972	35,092
APA Group	16,315	111,390
Aristocrat Leisure Ltd.	15,617	395,039
Atlas Arteria Ltd.	12,441	54,091
Aurizon Holdings Ltd.	33,562	76,308
Bank of Queensland Ltd.	5,809	22,432
Beach Energy Ltd.	49,247	48,473
Bendigo & Adelaide Bank Ltd.	5,505	31,694
BHP Group Ltd.	146,878	4,358,968
BlueScope Steel Ltd.	11,296	150,143
Boral Ltd. *	9,720	26,680
Brambles Ltd.	30,280	286,837
carsales.com Ltd.	94,413	1,497,230
Centuria Office REIT	1,774,872	1,679,825
Challenger Ltd.	8,922	35,902
Charter Hall Group	14,661	109,076
Charter Hall Long Wale REIT	801,546	2,320,300
Cleanaway Waste Management Ltd.	31,149	50,164
Cochlear Ltd.	1,891	310,063
Computershare Ltd.	18,581	276,593
Costa Group Holdings Ltd.	753,698	1,250,712
CSR Ltd.	14,497	50,750
Deterra Royalties Ltd.	8,146	24,979
Domino's Pizza Enterprises Ltd.	838	28,207
Downer EDI Ltd.	11,510	27,230
Endeavour Group Ltd.	32,278	145,483
Flight Centre Travel Group Ltd. *	2,095	27,511
Goodman Group	57,845	745,716
Harvey Norman Holdings Ltd.	10,475	25,157
IDP Education Ltd.	140,256	2,634,957
Iluka Resources Ltd.	11,110	81,636
Inghams Group Ltd.	1,382,068	2,579,892
Insignia Financial Ltd.	5,829	11,569
James Hardie Industries plc	12,762	284,785
JB Hi-Fi Ltd.	3,259	96,452
Lendlease Corp., Ltd.	2,087	10,365
Lynas Rare Earths Ltd. *	23,539	101,098
Magellan Financial Group Ltd.	9,354	50,694
Medibank Pvt Ltd.	181,285	429,021
Metcash Ltd.	17,549	45,478
Mirvac Group	82,001	131,647
National Storage REIT	1,018,870	1,697,009
NEXTDC Ltd. *	379,596	2,912,851
Northern Star Resources Ltd.	20,728	184,890
Nufarm Ltd.	3,357	12,482
SECURITY	NUMBER OF SHARES	VALUE ($)
Orica Ltd.	112,884	1,218,449
Orora Ltd.	16,435	37,563
Perpetual Ltd.	2,841	46,430
Pilbara Minerals Ltd.	74,901	213,184
Pinnacle Investment Management Group Ltd.	245,234	1,350,497
Platinum Asset Management Ltd.	35,592	41,579
Pro Medicus Ltd.	1,185	48,641
Qantas Airways Ltd. *	19,512	86,047
Qube Holdings Ltd.	35,891	73,426
REA Group Ltd.	1,563	146,998
Reece Ltd.	3,647	44,426
Region RE Ltd.	1,033,575	1,691,404
Rio Tinto Ltd.	10,042	753,196
SEEK Ltd.	6,309	102,939
Seven Group Holdings Ltd.	2,722	42,995
Sims Ltd.	4,729	49,559
Sonic Healthcare Ltd.	11,801	278,184
South32 Ltd.	83,621	236,376
Steadfast Group Ltd.	502,437	1,980,810
Stockland	60,498	179,339
Tabcorp Holdings Ltd.	65,467	45,664
Technology One Ltd.	130,375	1,314,416
Telstra Group Ltd.	67,389	195,510
The GPT Group	55,306	162,628
The Lottery Corp., Ltd.	31,927	107,051
The Star Entertainment Grp Ltd. *	12,160	10,308
TPG Telecom Ltd.	5,112	18,247
Treasury Wine Estates Ltd.	9,876	91,482
Vicinity Ltd.	105,405	147,353
Washington H Soul Pattinson & Co., Ltd.	5,702	119,363
Wesfarmers Ltd.	22,312	771,848
Whitehaven Coal Ltd.	24,510	117,618
WiseTech Global Ltd.	4,228	193,666
Woodside Energy Group Ltd.	42,612	966,880
Worley Ltd.	4,638	46,600
		45,478,189

Austria 0.0%
ANDRITZ AG	761	49,424
Erste Group Bank AG	1,210	43,994
OMV AG	3,874	183,328
Telekom Austria AG *	2,982	23,264
Verbund AG	1,202	107,051
Voestalpine AG	1,712	59,358
		466,419

Belgium 0.7%
Ackermans & van Haaren N.V.	201	35,355
Ageas S.A./N.V.	663	29,540
Anheuser-Busch InBev S.A./N.V.	72,000	4,681,399
D'ieteren Group	456	85,860
Elia Group S.A./N.V.	836	114,632
Euronav N.V.	80,755	1,383,399
Groupe Bruxelles Lambert N.V.	385	34,554
Proximus SADP	2,541	21,661
See financial notes
8Schwab International Opportunities Fund | Semiannual Report

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sofina S.A.	908	208,470
UCB S.A.	2,129	197,907
Umicore S.A.	4,446	145,942
Warehouses De Pauw CVA	3,889	116,288
		7,055,007

Brazil 1.1%
MercadoLibre, Inc. *	8,054	10,288,904
TOTVS S.A.	330,100	1,698,217
		11,987,121

Canada 6.6%
Agnico Eagle Mines Ltd.	6,547	371,408
Alamos Gold, Inc., Class A	238,983	3,088,602
Alimentation Couche-Tard, Inc.	20,737	1,034,975
Altus Group Ltd.	38,173	1,515,819
Aritzia, Inc. *	43,214	1,373,432
ATS Corp. *	46,033	1,973,352
Barrick Gold Corp.	26,916	511,759
BCE, Inc.	4,278	205,619
Boyd Group Services, Inc.	12,528	2,089,310
Brookfield Infrastructure Corp., Class A	70,481	3,002,491
Canadian National Railway Co.	15,363	1,831,291
Canadian Natural Resources Ltd.	29,881	1,820,848
Canadian Tire Corp., Ltd., Class A	837	109,724
Canadian Utilities Ltd., Class A	1,725	49,871
Capstone Mining Corp. *	619,316	2,911,793
Cenovus Energy, Inc.	22,667	380,446
CGI, Inc. *	3,912	397,047
Constellation Software, Inc.	326	638,073
Dollarama, Inc.	6,988	432,840
ERO Copper Corp. *	112,131	2,208,108
Fairfax Financial Holdings Ltd.	729	509,442
Finning International, Inc.	86,728	2,247,496
Franco-Nevada Corp.	3,836	582,061
George Weston Ltd.	965	129,574
Hydro One Ltd.	4,341	127,136
IGM Financial, Inc.	3,338	102,442
Imperial Oil Ltd.	5,743	292,735
Innergex Renewable Energy, Inc.	291,958	2,995,325
Interfor Corp. *	50,692	795,447
Kinaxis, Inc. *	20,387	2,799,723
Loblaw Cos., Ltd.	2,373	223,192
Lundin Gold, Inc.	128,044	1,623,645
Magna International, Inc.	6,250	325,866
Metro, Inc.	4,260	242,800
Mullen Group Ltd.	236,660	2,621,889
Open Text Corp.	120,551	4,565,429
Pason Systems, Inc.	298,559	2,600,285
Pet Valu Holdings Ltd.	47,879	1,282,098
Restaurant Brands International, Inc.	15,412	1,080,844
Saputo, Inc.	3,080	79,748
Shopify, Inc., Class A *	22,912	1,110,086
SNC-Lavalin Group, Inc.	95,842	2,207,086
Spin Master Corp.	89,334	2,541,850
Stantec, Inc.	84,733	5,093,299
Suncor Energy, Inc.	32,982	1,032,658
SunOpta, Inc. *	175,534	1,492,039
The Descartes Systems Group, Inc. *	32,115	2,544,833
Thomson Reuters Corp.	11,031	1,450,554
Tourmaline Oil Corp.	7,393	332,149
Waste Connections, Inc.	4,426	615,658
Wheaton Precious Metals Corp.	9,046	446,341
		70,040,538

SECURITY	NUMBER OF SHARES	VALUE ($)
China 2.4%
Alibaba Group Holding Ltd. *	591,320	6,252,395
Bosideng International Holdings Ltd.	3,478,000	1,715,271
China Yongda Automobiles Services Holdings Ltd.	1,391,000	935,461
Kanzhun Ltd., ADR *	37,649	696,130
Kerry Properties Ltd.	12,500	32,251
Meituan, B Shares *	219,990	3,759,728
NIO, Inc., ADR *	91,441	719,641
Poly Property Services Co., Ltd., H Shares	427,800	2,645,937
Tencent Holdings Ltd.	62,400	2,771,565
Tongcheng Travel Holdings Ltd. *	1,078,000	2,293,128
Vipshop Holdings Ltd., ADR *	112,323	1,763,471
Xiabuxiabu Catering Management China Holdings Co., Ltd.	1,097,000	835,677
Xtep International Holdings Ltd.	1,215,500	1,417,628
		25,838,283

Denmark 2.0%
AP Moller - Maersk A/S, Class A	90	160,847
AP Moller - Maersk A/S, Class B	162	292,823
Carlsberg A/S, Class B	1,943	321,560
Coloplast A/S, Class B	3,870	557,593
Danske Bank A/S *	2,060	43,538
Demant A/S *	2,243	96,126
DSV A/S	14,900	2,804,214
Genmab A/S *	7,678	3,155,386
H Lundbeck A/S	3,243	17,170
Jyske Bank A/S *	34,444	2,518,334
NKT A/S *	28,895	1,518,527
Novo Nordisk A/S, Class B	45,215	7,521,712
Novozymes A/S, B Shares	4,493	233,918
Orsted A/S	4,507	404,504
Pandora A/S	2,863	265,004
Rockwool A/S, B Shares	173	41,901
Royal Unibrew A/S	1,110	99,216
TORM plc, Class A	28,725	899,079
Vestas Wind Systems A/S *	17,498	484,180
		21,435,632

Finland 1.1%
Elisa Oyj	3,592	223,068
Fortum Oyj	7,275	108,659
Huhtamaki Oyj	41,221	1,485,853
Kesko Oyj, B Shares	6,077	126,692
Kojamo Oyj	6,231	77,368
Kone Oyj, B Shares	11,430	652,090
Metso Outotec Oyj	198,742	2,194,255
Neste Oyj	12,040	583,512
Orion Oyj, B Shares	2,892	135,846
QT Group Oyj *	24,732	2,132,749
Stora Enso Oyj, R Shares	7,774	98,628
Valmet Oyj	95,559	3,232,926
Wartsila Oyj Abp	11,347	131,593
		11,183,239

France 8.6%
Accor S.A. *	138,920	4,928,479
Aeroports de Paris *	212	33,688
Airbus SE	8,797	1,231,885
Alstom S.A.	3,633	91,314
Alten S.A.	17,740	3,015,941
Amundi S.A.	1,536	100,631
ArcelorMittal S.A.	15,637	444,241
See financial notes
Schwab International Opportunities Fund | Semiannual Report9

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Arkema S.A.	1,129	111,707
BioMerieux	1,074	112,454
BNP Paribas S.A.	119,503	7,721,497
Bollore SE	10,064	67,986
Bouygues S.A.	3,721	136,260
Bureau Veritas S.A.	3,947	113,812
Capgemini SE	20,700	3,774,797
Carrefour S.A.	8,750	182,005
Cie de Saint-Gobain	8,148	471,726
Cie Generale des Etablissements Michelin S.C.A.	11,334	360,961
Coface S.A.	117,961	1,805,561
Covivio S.A.	356	20,242
Danone S.A.	53,200	3,520,970
Dassault Aviation S.A.	683	133,470
Dassault Systemes SE	10,058	408,311
Edenred	38,437	2,497,392
Eiffage S.A.	1,092	129,974
Elis S.A.	207,143	4,114,651
Eurazeo SE	3,204	228,778
Eurofins Scientific SE	23,476	1,639,794
Gecina S.A.	521	57,999
Hermes International	2,422	5,258,345
Interparfums S.A.	12,982	1,031,198
Ipsen S.A.	905	109,745
JCDecaux SE *	910	20,145
Kering S.A.	17,527	11,223,707
Klepierre S.A.	883	22,366
Korian S.A.	298,960	2,593,847
La Francaise des Jeux SAEM	2,450	104,717
L'Oreal S.A.	10,657	5,093,161
LVMH Moet Hennessy Louis Vuitton SE	4,866	4,680,514
Neoen S.A.	452	13,571
Publicis Groupe S.A.	41,770	3,414,993
Remy Cointreau S.A.	479	82,880
Rexel S.A. *	2,890	66,943
Rubis S.C.A.	110,658	3,270,359
Sartorius Stedim Biotech	724	193,959
SCOR SE	679	17,563
SEB S.A.	453	51,942
SOITEC *	11,452	1,691,505
STMicroelectronics N.V.	16,621	710,998
Teleperformance	849	169,677
TotalEnergies SE	45,611	2,914,539
UbiSoft Entertainment S.A. *	971	28,438
Valeo S.A.	188,150	3,673,941
Verallia S.A.	47,602	1,932,180
Vivendi SE	16,078	176,608
Wendel SE	1,384	155,256
Worldline S.A. *	123,500	5,372,585
		91,532,208

Germany 10.1%
adidas AG	27,322	4,811,569
AIXTRON SE	50,697	1,435,326
Allianz SE	24,970	6,270,141
BASF SE	16,831	870,569
Bayer AG	94,823	6,257,966
Bayerische Motoren Werke AG	55,400	6,209,475
Bechtle AG	732	34,045
Beiersdorf AG	2,714	378,954
Brenntag SE	14,000	1,141,065
Carl Zeiss Meditec AG, Class B	963	129,526
Commerzbank AG *	2,847	31,639
Continental AG	82,762	5,807,174
Covestro AG *	4,680	205,314
CTS Eventim AG & Co., KGaA *	1,729	113,915
SECURITY	NUMBER OF SHARES	VALUE ($)
Daimler Truck Holding AG *	143,231	4,732,776
Delivery Hero SE *	95,693	3,824,963
Dermapharm Holding SE	47,386	2,378,853
Deutsche Lufthansa AG *	2,748	29,541
Deutsche Post AG	19,677	946,455
Duerr AG	47,952	1,663,789
DWS Group GmbH & Co. KGaA	1,646	54,730
Eckert & Ziegler Strahlen- und Medizintechnik AG	25,464	1,316,958
Evonik Industries AG	3,280	71,591
Fielmann AG	55,795	2,890,365
Fraport AG Frankfurt Airport Services Worldwide *	340	18,311
Fresenius Medical Care AG & Co. KGaA	108,500	5,264,849
Fresenius SE & Co. KGaA	200,700	5,815,075
Friedrich Vorwerk Group SE	56,123	680,952
FUCHS PETROLUB SE	1,104	35,857
GEA Group AG	4,656	218,985
Gerresheimer AG	42,589	4,640,811
HeidelbergCement AG	2,157	163,375
HelloFresh SE *	5,115	137,349
Henkel AG & Co. KGaA	55,117	4,076,136
Hugo Boss AG	38,650	2,913,882
Infineon Technologies AG	21,829	794,942
KION Group AG	46,166	1,914,622
Knorr-Bremse AG	1,107	77,591
LANXESS AG	369	15,036
LEG Immobilien SE	2,137	133,014
Mercedes-Benz Group AG	96,794	7,548,578
Merck KGaA *	1,975	354,253
METRO AG *	2,176	18,507
MTU Aero Engines AG	915	240,251
Nemetschek SE	1,384	108,178
Norma Group SE	42,408	1,008,810
Novem Group S.A.	153,476	1,661,663
Puma SE	1,575	92,292
QIAGEN N.V. *	4,348	194,446
Rational AG	144	104,295
Rheinmetall AG	833	243,980
RTL Group S.A.	1,010	47,343
RWE AG *	14,331	671,927
SAP SE	33,500	4,533,090
Sartorius AG	28	8,695
Scout24 SE	1,990	124,031
Siemens AG	28,200	4,648,271
Siemens Energy AG *	8,486	208,281
Sixt SE	169	20,968
SMA Solar Technology AG *	13,425	1,452,168
Telefonica Deutschland Holding AG	17,319	58,520
ThyssenKrupp AG	275,514	1,982,658
United Internet AG	1,725	29,617
Volkswagen AG	359	60,273
Wacker Chemie AG	359	55,520
Zalando SE *	77,247	3,177,127
		107,161,228

Hong Kong 1.3%
ASMPT Ltd.	185,100	1,455,285
BOC Aviation Ltd.	2,600	20,608
Budweiser Brewing Co. APAC Ltd.	50,300	145,327
Cafe de Coral Holdings Ltd.	1,238,000	1,734,051
Chow Tai Fook Jewellery Group Ltd.	49,000	98,402
CK Asset Holdings Ltd.	31,000	183,307
CK Infrastructure Holdings Ltd.	8,000	45,547
CLP Holdings Ltd.	31,000	230,817
ESR Group Ltd.	33,400	52,209
First Pacific Co., Ltd.	44,000	14,734
See financial notes
10Schwab International Opportunities Fund | Semiannual Report

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hang Lung Properties Ltd.	14,000	25,591
Henderson Land Development Co., Ltd.	14,000	49,850
Hong Kong & China Gas Co., Ltd.	190,000	168,707
Hongkong Land Holdings Ltd.	2,700	12,016
Hysan Development Co., Ltd.	4,000	11,304
JS Global Lifestyle Co., Ltd.	31,000	27,484
Kerry Logistics Network Ltd.	9,500	13,460
Lenovo Group Ltd.	152,000	155,508
L'Occitane International S.A.	8,500	21,625
Man Wah Holdings Ltd.	40,800	34,323
MTR Corp., Ltd.	21,000	104,927
New World Development Co., Ltd.	5,000	13,334
Nexteer Automotive Group Ltd.	21,000	11,772
NWS Holdings Ltd.	16,000	13,859
Orient Overseas International Ltd.	4,500	91,427
PCCW Ltd.	55,000	28,690
Power Assets Holdings Ltd.	39,500	225,715
Prada S.p.A.	13,100	96,451
Samsonite International S.A. *	1,422,600	4,507,998
Sands China Ltd. *	27,600	98,847
Sino Land Co., Ltd.	77,069	103,856
SITC International Holdings Co., Ltd.	37,000	68,438
SUNeVision Holdings Ltd.	3,424,000	1,945,474
Swire Pacific Ltd., A Shares	6,500	51,598
Swire Pacific Ltd., B Shares	10,000	12,696
Swire Properties Ltd.	8,800	23,652
The Bank of East Asia Ltd.	7,652	10,085
The Wharf Holdings Ltd.	12,000	27,425
United Energy Group Ltd. *	204,000	30,742
Vitasoy International Holdings Ltd.	6,000	10,613
VTech Holdings Ltd.	3,700	22,213
Want Want China Holdings Ltd.	83,000	52,934
WH Group Ltd.	188,500	104,945
Wynn Macau Ltd. *	16,800	18,176
Xinyi Glass Holdings Ltd.	63,000	115,261
Yue Yuen Industrial Holdings Ltd.	1,143,000	1,720,131
		14,011,414

India 1.4%
Axis Bank Ltd.	136,532	1,441,218
Max Healthcare Institute Ltd. *	582,541	3,282,379
Prestige Estates Projects Ltd.	332,448	2,000,244
PVR Ltd. *	36,132	648,306
Varun Beverages Ltd.	146,225	2,591,657
WNS Holdings Ltd., ADR *	50,972	4,596,145
		14,559,949

Ireland 0.7%
Bank of Ireland Group plc	3,383	34,990
Glanbia plc	136,636	2,072,097
Kingspan Group plc	1,951	135,204
Ryanair Holdings plc, ADR *	51,821	4,953,569
Smurfit Kappa Group plc	3,906	144,728
		7,340,588

Israel 0.8%
Airport City Ltd. *	1,885	24,141
Alony Hetz Properties & Investments Ltd.	1,667	13,163
Amot Investments Ltd.	234,278	1,241,552
Ashtrom Group Ltd.	709	11,174
Azrieli Group Ltd.	889	51,843
Bezeq The Israeli Telecommunication Corp., Ltd.	43,284	58,928
Big Shopping Centers Ltd. *	217	18,507
CyberArk Software Ltd. *	6,926	862,980
SECURITY	NUMBER OF SHARES	VALUE ($)
Delek Group Ltd.	185	20,153
Elbit Systems Ltd.	441	81,638
Energix-Renewable Energies Ltd.	2,550	7,589
Enlight Renewable Energy Ltd. *	1,314	21,776
Fattal Holdings 1998 Ltd. *	113	10,153
ICL Group Ltd.	19,901	123,602
Inmode Ltd. *	66,191	2,466,277
Israel Corp., Ltd.	81	23,724
Kenon Holdings Ltd.	331	8,806
Melisron Ltd.	349	23,331
Mivne Real Estate KD Ltd.	14,601	40,901
Mizrahi Tefahot Bank Ltd.	879	28,825
Nice Ltd. *	1,711	350,720
Nova Ltd. *(a)	351	32,637
Nova Ltd. *(a)	20,115	1,839,517
Shikun & Binui Ltd. *	1,902	4,083
Shufersal Ltd. *	3,020	15,394
SolarEdge Technologies, Inc. *	4,101	1,171,369
Strauss Group Ltd. *	1,100	24,528
Teva Pharmaceutical Industries Ltd. *	16,398	143,710
The First International Bank of Israel Ltd.	392	14,243
The Phoenix Holdings Ltd.	1,294	13,882
Tower Semiconductor Ltd. *	2,347	103,483
		8,852,629

Italy 2.2%
A2A S.p.A.	32,659	57,623
Amplifon S.p.A.	1,482	54,404
Brembo S.p.A.	180,339	2,649,906
Buzzi Unicem S.p.A.	1,513	37,622
Davide Campari-Milano N.V.	9,149	117,908
De'Longhi S.p.A.	1,639	38,084
DiaSorin S.p.A.	106	11,513
Enel S.p.A.	133,989	915,428
Eni S.p.A.	47,223	713,418
Esprinet S.p.A.	160,737	1,424,101
Ferrari N.V.	19,291	5,375,405
FinecoBank Banca Fineco S.p.A.	3,639	55,159
Hera S.p.A.	16,462	51,250
Infrastrutture Wireless Italiane S.p.A.	4,317	59,918
Intercos S.p.A. *	106,889	1,936,320
Interpump Group S.p.A.	1,134	63,288
Intesa Sanpaolo S.p.A.	2,631,300	6,918,717
Italgas S.p.A.	9,675	63,173
Leonardo S.p.A.	4,152	49,479
Mediobanca Banca di Credito Finanziario S.p.A.	3,218	34,559
Moncler S.p.A.	3,809	282,556
Pirelli & C S.p.A.	5,370	28,128
Poste Italiane S.p.A.	1,598	16,630
Prysmian S.p.A.	3,871	158,423
Recordati Industria Chimica e Farmaceutica S.p.A.	2,338	107,624
Reply S.p.A.	18,230	2,123,839
Telecom Italia S.p.A. *	96,610	28,414
Tenaris S.A.	7,184	102,769
		23,475,658

Japan 12.6%
ABC-Mart, Inc.	800	45,463
Acom Co., Ltd.	12,600	30,872
Activia Properties, Inc.	6	17,483
Advance Residence Investment Corp.	13	33,730
Advantest Corp.	4,900	381,866
AEON REIT Investment Corp.	17	19,490
AGC, Inc.	3,700	137,954
See financial notes
Schwab International Opportunities Fund | Semiannual Report11

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Aica Kogyo Co., Ltd.	1,200	27,282
Ain Holdings, Inc.	600	24,950
Air Water, Inc.	2,600	32,853
Aisin Corp.	2,100	61,638
Alfresa Holdings Corp.	2,900	41,991
Amada Co., Ltd.	9,000	84,033
Amano Corp.	1,800	36,650
Amvis Holdings, Inc.	87,400	1,903,332
ANA Holdings, Inc. *	1,900	41,445
Anritsu Corp.	3,500	32,048
Aozora Bank Ltd.	800	14,351
Ariake Japan Co., Ltd.	400	16,223
As One Corp.	500	21,182
Asahi Intecc Co., Ltd.	2,300	41,621
Asahi Kasei Corp.	19,200	135,613
Asics Corp.	161,200	4,505,753
ASKUL Corp.	1,100	14,660
Astellas Pharma, Inc.	30,200	454,950
Azbil Corp.	3,400	95,087
Bandai Namco Holdings, Inc.	17,800	404,334
BayCurrent Consulting, Inc.	83,600	2,905,935
Benefit One, Inc.	1,400	19,270
Benesse Holdings, Inc.	900	12,917
Bic Camera, Inc.	1,500	12,550
BIPROGY, Inc.	700	16,877
Brother Industries Ltd.	3,800	59,680
Calbee, Inc.	1,400	30,275
Canon Marketing Japan, Inc.	800	20,002
Canon, Inc.	16,900	402,513
Capcom Co., Ltd.	5,600	210,435
Casio Computer Co., Ltd.	4,200	39,962
Chugai Pharmaceutical Co., Ltd.	15,000	387,085
COMSYS Holdings Corp.	1,300	24,877
Comture Corp.	138,800	2,047,659
Concordia Financial Group Ltd.	5,400	20,490
Cosmo Energy Holdings Co., Ltd.	1,100	35,166
Cosmos Pharmaceutical Corp.	300	29,507
Credit Saison Co., Ltd.	900	12,469
CyberAgent, Inc.	9,000	78,539
Dai Nippon Printing Co., Ltd.	5,200	149,480
Daicel Corp.	4,000	31,535
Daido Steel Co., Ltd.	500	19,255
Daifuku Co., Ltd.	8,226	151,562
Daiichikosho Co., Ltd.	1,600	28,685
Daikin Industries Ltd.	4,500	817,340
Daio Paper Corp.	1,200	9,725
Daito Trust Construction Co., Ltd.	1,800	170,600
Daiwa Office Investment Corp.	2	8,694
Daiwa Securities Group, Inc.	8,000	37,158
Daiwa Securities Living Investments Corp.	18	15,305
Dena Co., Ltd.	900	12,640
Denka Co., Ltd.	1,400	28,038
Dentsu Group, Inc.	3,300	118,915
Descente Ltd.	1,100	34,938
DIC Corp.	700	12,931
Digital Arts, Inc.	48,400	1,801,619
Disco Corp.	2,100	239,096
DMG Mori Co., Ltd.	1,500	24,064
Dowa Holdings Co., Ltd.	1,300	42,472
Ebara Corp.	2,200	96,253
Eisai Co., Ltd.	4,900	282,746
Electric Power Development Co., Ltd.	2,600	41,573
ENEOS Holdings, Inc.	64,100	228,037
en-japan, Inc.	91,900	1,649,631
Exeo Group, Inc.	1,599	29,670
Ezaki Glico Co., Ltd.	800	20,577
Fancl Corp.	2,000	34,611
FANUC Corp.	28,200	952,348
SECURITY	NUMBER OF SHARES	VALUE ($)
Fast Retailing Co., Ltd.	3,300	781,445
Food & Life Cos., Ltd.	60,200	1,449,988
FP Corp.	600	14,925
Frontier Real Estate Investment Corp.	5	18,065
Fuji Electric Co., Ltd.	2,000	80,731
Fujimi, Inc.	16,600	859,942
Fujitsu Ltd.	17,600	2,345,679
Fukuoka Financial Group, Inc.	700	13,185
GMO Financial Gate, Inc.	27,200	2,196,177
GMO Payment Gateway, Inc.	200	15,642
Goldwin, Inc.	1,100	99,948
GS Yuasa Corp.	800	14,080
GungHo Online Entertainment, Inc.	1,000	19,199
H.U. Group Holdings, Inc.	800	16,173
Hakuhodo DY Holdings, Inc.	1,300	15,318
Hamamatsu Photonics K.K.	3,800	201,453
Hankyu Hanshin Holdings, Inc.	2,700	84,297
Haseko Corp.	4,300	52,496
Heiwa Corp.	700	13,821
Hikari Tsushin, Inc.	200	27,289
Hino Motors Ltd. *	4,700	18,519
Hirose Electric Co., Ltd.	700	94,471
Hisamitsu Pharmaceutical Co., Inc.	1,300	35,957
Hitachi Construction Machinery Co., Ltd.	1,400	34,499
Horiba Ltd.	800	44,074
Hoshizaki Corp.	3,300	116,230
House Foods Group, Inc.	1,000	21,988
Hoya Corp.	8,600	901,753
Hulic Co., Ltd.	4,100	35,301
Ibiden Co., Ltd.	1,600	62,954
Idemitsu Kosan Co., Ltd.	6,200	132,017
IHI Corp.	51,700	1,302,742
Iida Group Holdings Co., Ltd.	700	12,446
Industrial & Infrastructure Fund Investment Corp.	20	22,920
Infomart Corp.	309,100	664,413
Information Services International-Dentsu Ltd.	500	17,626
Inpex Corp.	22,100	241,841
Insource Co., Ltd.	116,500	1,068,964
Internet Initiative Japan, Inc.	161,500	3,342,117
Invincible Investment Corp.	10,111	4,365,500
Isetan Mitsukoshi Holdings Ltd.	1,500	16,561
Isuzu Motors Ltd.	7,400	87,387
ITOCHU Corp.	22,800	756,387
Itochu Techno-Solutions Corp.	1,900	49,202
Iwatani Corp.	734	34,750
Izumi Co., Ltd.	500	11,758
J. Front Retailing Co., Ltd.	2,500	26,293
Japan Airlines Co., Ltd.	1,300	24,800
Japan Airport Terminal Co., Ltd.	64,900	3,180,295
Japan Aviation Electronics Industry Ltd.	700	12,280
Japan Logistics Fund, Inc.	10	23,748
Japan Post Bank Co., Ltd.	1,800	14,374
Japan Post Insurance Co., Ltd.	1,100	17,863
Japan Prime Realty Investment Corp.	9	23,402
Japan Tobacco, Inc.	18,400	395,910
JCR Pharmaceuticals Co., Ltd.	900	9,734
JEOL Ltd.	1,200	35,012
JFE Holdings, Inc.	9,500	112,388
JGC Holdings Corp.	2,900	36,280
JMDC, Inc. *	36,800	1,319,231
JSR Corp.	600	13,922
JTEKT Corp.	3,100	25,600
Justsystems Corp.	900	23,783
Kadokawa Corp.	1,200	25,592
Kagome Co., Ltd.	600	14,573
Kajima Corp.	4,600	60,860
See financial notes
12Schwab International Opportunities Fund | Semiannual Report

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kakaku.com, Inc.	3,300	45,404
Kaken Pharmaceutical Co., Ltd.	506	13,933
Kamigumi Co., Ltd.	2,500	54,790
Kandenko Co., Ltd.	2,600	19,590
Kaneka Corp.	1,100	29,264
Kansai Paint Co., Ltd.	2,100	29,606
Kawasaki Heavy Industries Ltd.	1,900	41,333
Kawasaki Kisen Kaisha Ltd.	3,300	78,640
KDDI Corp.	44,100	1,376,720
Keihan Holdings Co., Ltd.	1,000	27,526
Keikyu Corp.	3,100	30,132
Keio Corp.	1,100	40,854
Keisei Electric Railway Co., Ltd.	1,400	49,404
Kenedix Office Investment Corp.	6	13,265
Kewpie Corp.	1,800	30,217
Keyence Corp.	5,800	2,615,545
Kikkoman Corp.	4,000	236,935
Kinden Corp.	3,300	44,995
Kobayashi Pharmaceutical Co., Ltd.	1,200	74,882
Kobe Bussan Co., Ltd.	1,300	36,359
Kobe Steel Ltd.	5,400	40,235
Koei Tecmo Holdings Co., Ltd.	3,600	66,203
Koito Manufacturing Co., Ltd.	6,000	116,061
Kokuyo Co., Ltd.	2,300	32,869
Komatsu Ltd.	133,800	3,327,588
Konami Group Corp.	2,800	137,771
Kose Corp.	700	81,687
Kotobuki Spirits Co., Ltd.	39,500	2,916,865
K's Holdings Corp.	2,200	19,499
Kuraray Co., Ltd.	5,000	46,758
Kurita Water Industries Ltd.	1,700	71,245
Kyocera Corp.	4,900	257,189
Kyowa Kirin Co., Ltd.	4,600	102,356
Kyudenko Corp.	119,500	3,186,652
Kyushu Electric Power Co., Inc. *	5,000	29,114
Kyushu Railway Co.	2,200	49,959
LaSalle Logiport REIT	15	17,820
Lawson, Inc.	400	18,169
Lintec Corp.	1,400	23,412
Lion Corp.	5,200	56,689
Lixil Corp.	3,300	51,945
M3, Inc. (b)	90,800	2,109,965
Mabuchi Motor Co., Ltd.	1,300	36,689
Mani, Inc.	1,200	15,704
Marubeni Corp.	23,300	330,701
Marui Group Co., Ltd.	2,000	31,865
Maruichi Steel Tube Ltd.	1,700	38,456
MatsukiyoCocokara & Co.	51,400	2,752,461
Mazda Motor Corp.	9,700	87,780
Medipal Holdings Corp.	3,100	47,362
Meidensha Corp.	161,400	2,192,631
MEIJI Holdings Co., Ltd.	3,600	86,867
Menicon Co., Ltd.	50,800	1,078,956
Milbon Co., Ltd.	31,300	1,319,682
MINEBEA MITSUMI, Inc.	5,500	101,852
MISUMI Group, Inc.	8,100	204,340
Mitsubishi Chemical Group Corp.	19,900	116,746
Mitsubishi Electric Corp.	47,500	588,947
Mitsubishi Gas Chemical Co., Inc.	4,000	58,234
Mitsubishi HC Capital, Inc.	5,600	29,068
Mitsubishi Logistics Corp.	1,100	27,257
Mitsubishi Materials Corp.	1,700	27,837
Mitsubishi Motors Corp. *	15,200	58,423
Mitsui & Co., Ltd.	28,900	902,221
Mitsui Chemicals, Inc.	2,700	68,313
Mitsui Fudosan Logistics Park, Inc.	5	18,788
Mitsui High-Tec, Inc.	200	12,061
Mitsui Mining & Smelting Co., Ltd.	1,200	28,575
SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsui O.S.K. Lines Ltd.	5,400	133,869
Miura Co., Ltd.	2,700	71,921
MonotaRO Co., Ltd.	6,600	99,851
Mori Hills Reit Investment Corp.	14	15,823
Morinaga & Co., Ltd.	1,000	29,635
m-up Holdings, Inc.	201,700	1,835,704
Murata Manufacturing Co., Ltd.	9,200	521,973
Musashi Seimitsu Industry Co., Ltd.	148,300	1,998,992
Nabtesco Corp.	3,200	77,131
Nagoya Railroad Co., Ltd.	2,100	33,877
Nankai Electric Railway Co., Ltd.	1,200	27,995
NEC Networks & System Integration Corp.	1,600	19,945
Nexon Co., Ltd.	11,500	259,789
Nextage Co., Ltd.	73,700	1,336,949
NGK Insulators Ltd.	4,600	57,738
NHK Spring Co., Ltd.	3,300	24,467
Nichirei Corp.	900	18,464
Nifco, Inc.	78,500	2,257,696
Nihon Kohden Corp.	1,100	30,435
Nihon M&A Center Holdings, Inc.	323,100	2,469,726
Nikon Corp.	4,700	48,584
Nintendo Co., Ltd.	30,700	1,297,915
Nippon Accommodations Fund, Inc.	4	19,444
Nippon Electric Glass Co., Ltd.	2,000	38,180
Nippon Express Holdings, Inc.	1,100	64,550
Nippon Gas Co., Ltd.	75,800	1,065,937
Nippon Kayaku Co., Ltd.	4,600	41,730
Nippon Sanso Holdings Corp.	2,100	37,890
Nippon Shinyaku Co., Ltd.	900	41,156
Nippon Shokubai Co., Ltd.	800	32,073
Nippon Steel Corp.	17,900	382,298
Nippon Yusen K.K.	10,100	238,753
Nishi-Nippon Railroad Co., Ltd.	1,100	20,174
Nissan Chemical Corp.	4,014	178,390
Nisshin Seifun Group, Inc.	2,100	25,455
Nissin Foods Holdings Co., Ltd.	1,600	154,259
Niterra Co., Ltd.	3,800	79,647
Nitori Holdings Co., Ltd.	2,200	280,139
Nitto Denko Corp.	4,300	277,987
Noevir Holdings Co., Ltd.	400	16,318
NOF Corp.	2,000	91,383
NOK Corp.	2,200	29,647
Nomura Real Estate Holdings, Inc.	1,000	24,919
NS Solutions Corp.	600	16,329
NSK Ltd.	4,600	25,971
Obayashi Corp.	9,600	80,033
OBIC Business Consultants Co., Ltd.	600	22,784
Obic Co., Ltd.	1,100	169,483
Odakyu Electric Railway Co., Ltd.	2,800	39,111
Oji Holdings Corp.	13,600	53,444
OKUMA Corp.	900	39,966
Ono Pharmaceutical Co., Ltd.	9,600	193,297
Open House Group Co., Ltd.	2,100	83,943
Oracle Corp. Japan	1,000	71,769
Oriental Land Co., Ltd.	16,200	573,305
Orix JREIT, Inc.	22	28,439
Osaka Gas Co., Ltd.	6,700	110,826
OSG Corp.	2,100	29,500
Otsuka Corp.	2,000	72,798
Otsuka Holdings Co., Ltd.	6,200	210,929
PALTAC Corp.	45,500	1,745,693
Pan Pacific International Holdings Corp.	7,700	143,889
Park24 Co., Ltd. *	1,600	24,731
PeptiDream, Inc. *	1,800	24,320
Persol Holdings Co., Ltd.	5,100	105,159
Pigeon Corp.	1,800	28,029
Pola Orbis Holdings, Inc.	2,100	29,190
Prestige International, Inc.	316,700	1,382,345
See financial notes
Schwab International Opportunities Fund | Semiannual Report13

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Rakuten Group, Inc.	2,800	13,966
Recruit Holdings Co., Ltd.	83,200	2,334,058
Relo Group, Inc.	2,100	32,647
Renesas Electronics Corp. *	1,500	19,549
Rengo Co., Ltd.	2,800	18,261
Resonac Holdings Corp.	3,500	55,423
Resorttrust, Inc.	900	14,862
Ricoh Co., Ltd.	2,600	21,527
Rinnai Corp.	3,000	72,511
Rohm Co., Ltd.	1,600	120,461
Rohto Pharmaceutical Co., Ltd.	137,100	2,844,424
Ryohin Keikaku Co., Ltd.	6,700	70,506
Sankyo Co., Ltd.	1,300	57,351
Sankyu, Inc.	1,300	45,851
Sanrio Co., Ltd.	1,044	48,318
Santen Pharmaceutical Co., Ltd.	5,400	45,434
Sanwa Holdings Corp.	3,316	36,321
SCREEN Holdings Co., Ltd.	1,100	89,473
SCSK Corp.	1,800	27,176
Secom Co., Ltd.	5,400	345,784
Sega Sammy Holdings, Inc.	77,500	1,448,593
Seibu Holdings, Inc.	2,700	30,219
Seiko Epson Corp.	2,000	30,587
Seino Holdings Co., Ltd.	3,500	38,857
Sekisui Chemical Co., Ltd.	9,300	132,362
Sekisui House REIT, Inc.	31	17,572
Seven Bank Ltd.	8,100	16,581
SG Holdings Co., Ltd.	10,400	149,654
SHIFT, Inc. *	100	18,616
Shikoku Electric Power Co., Inc. *	2,000	11,817
Shimadzu Corp.	7,900	247,086
Shimamura Co., Ltd.	700	64,263
Shimano, Inc.	2,400	371,166
Shimizu Corp.	5,200	31,756
Shin-Etsu Chemical Co., Ltd.	60,500	1,726,417
Shinko Electric Industries Co., Ltd.	1,700	50,476
Shionogi & Co., Ltd.	3,900	174,582
Shiseido Co., Ltd.	10,300	516,296
Shizuoka Financial Group, Inc.	2,500	18,844
SHO-BOND Holdings Co., Ltd.	1,000	42,736
Shochiku Co., Ltd.	200	17,958
Skylark Holdings Co., Ltd. *	1,600	21,468
SMC Corp.	1,700	847,866
SMS Co., Ltd.	1,400	32,900
Socionext, Inc.	20,500	1,698,890
Sohgo Security Services Co., Ltd.	1,700	47,480
Sojitz Corp.	3,000	63,185
Sotetsu Holdings, Inc.	800	15,233
Square Enix Holdings Co., Ltd.	2,200	108,260
Stanley Electric Co., Ltd.	83,200	1,876,817
Subaru Corp.	8,400	137,103
Sugi Holdings Co., Ltd.	800	33,940
SUMCO Corp.	3,400	46,824
Sumitomo Bakelite Co., Ltd.	800	30,594
Sumitomo Chemical Co., Ltd.	22,900	77,384
Sumitomo Forestry Co., Ltd.	3,700	79,936
Sumitomo Heavy Industries Ltd.	2,200	53,156
Sumitomo Metal Mining Co., Ltd.	5,500	202,998
Sumitomo Rubber Industries Ltd.	2,600	23,847
Sundrug Co., Ltd.	1,200	33,075
Suntory Beverage & Food Ltd.	2,300	86,584
Suzuken Co., Ltd.	1,500	42,691
Suzuki Motor Corp.	7,400	258,027
Sysmex Corp.	3,500	225,131
Systena Corp.	1,077,400	2,228,505
T&D Holdings, Inc.	2,400	29,391
Taisei Corp.	3,100	105,434
Taisho Pharmaceutical Holdings Co., Ltd.	700	30,230
SECURITY	NUMBER OF SHARES	VALUE ($)
Taiyo Yuden Co., Ltd.	62,900	1,925,911
Takara Bio, Inc.	800	10,095
Takashimaya Co., Ltd.	1,600	23,636
TechnoPro Holdings, Inc.	44,100	1,203,210
Teijin Ltd.	2,100	23,455
The Bank of Kyoto Ltd.	400	19,681
The Chiba Bank Ltd.	3,100	20,243
The Chugoku Electric Power Co., Inc. *	3,900	20,536
The Japan Steel Works Ltd.	1,200	21,801
The Kansai Electric Power Co., Inc.	10,400	112,265
The Yokohama Rubber Co., Ltd.	2,100	45,655
THK Co., Ltd.	1,800	40,383
TIS, Inc.	5,200	142,791
Tobu Railway Co., Ltd.	2,200	56,157
Toda Corp.	3,300	19,307
Toho Co., Ltd.	3,100	123,152
Toho Gas Co., Ltd.	1,700	31,808
Tohoku Electric Power Co., Inc. *	5,300	27,250
Tokai Carbon Co., Ltd.	3,300	29,989
Tokyo Century Corp.	500	17,201
Tokyo Electric Power Co. Holdings, Inc. *	19,800	70,991
Tokyo Electron Ltd.	11,000	1,259,560
Tokyo Gas Co., Ltd.	7,100	145,429
Tokyo Ohka Kogyo Co., Ltd.	73,800	3,852,598
Tokyo Tatemono Co., Ltd.	1,100	13,931
Tokyu Fudosan Holdings Corp.	2,300	11,672
Toppan, Inc.	4,700	99,916
Toray Industries, Inc.	22,000	124,681
Toshiba Corp.	9,100	293,200
Toshiba TEC Corp.	400	11,617
Tosoh Corp.	8,400	112,226
TOTO Ltd.	3,900	133,387
Toyo Seikan Group Holdings Ltd.	3,800	53,679
Toyo Suisan Kaisha Ltd.	57,300	2,558,270
Toyo Tire Corp.	1,300	15,488
Toyoda Gosei Co., Ltd.	700	12,005
Toyota Boshoku Corp.	1,300	20,577
Trend Micro, Inc.	2,600	127,045
TS Tech Co., Ltd.	2,400	32,363
Tsuruha Holdings, Inc.	400	26,198
UBE Corp.	1,200	19,036
Ulvac, Inc.	1,300	51,608
Unicharm Corp.	7,100	286,626
United Urban Investment Corp.	20	22,206
Ushio, Inc.	3,100	38,563
USS Co., Ltd.	6,229	104,672
Visional, Inc. *	9,800	513,948
Welcia Holdings Co., Ltd.	600	12,562
Yakult Honsha Co., Ltd.	2,600	195,556
Yamada Holdings Co., Ltd.	5,500	19,166
Yamaha Corp.	4,500	177,343
Yamaha Motor Co., Ltd.	5,900	152,994
Yamato Holdings Co., Ltd.	9,400	161,469
Yamato Kogyo Co., Ltd.	900	35,358
Yamazaki Baking Co., Ltd.	1,600	21,439
Yaskawa Electric Corp.	6,300	256,571
Yokogawa Electric Corp.	6,300	102,317
Zenkoku Hosho Co., Ltd.	2,600	95,561
Zensho Holdings Co., Ltd.	1,400	44,482
Zeon Corp.	4,200	43,335
ZOZO, Inc.	3,400	71,551
		133,569,094

Mexico 0.6%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	177,824	1,954,734
Regional SAB de C.V. *	354,840	2,598,614
See financial notes
14Schwab International Opportunities Fund | Semiannual Report

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Vista Energy S.A.B. de C.V. *	62,793	1,313,629
		5,866,977

Netherlands 5.4%
Aalberts N.V.	1,975	91,217
ABN AMRO Bank N.V., GDR	1,278	20,483
Adyen N.V. *	4,094	6,578,452
Aegon N.V.	7,346	33,518
Akzo Nobel N.V.	28,393	2,355,434
AMG Advanced Metallurgical Group N.V.	63,175	2,358,619
Arcadis N.V.	56,383	2,329,121
ASM International N.V.	1,297	470,875
ASML Holding N.V.	28,299	17,958,896
ASR Nederland N.V.	733	32,239
B&S Group Sarl	227,959	985,913
Basic-Fit N.V. *	55,556	2,355,958
BE Semiconductor Industries N.V.	24,796	2,231,978
CTP N.V.	2,182	28,629
Euronext N.V.	297	23,620
EXOR N.V. *	57,743	4,752,196
Fugro N.V. CVA *	231,351	3,280,402
InPost S.A. *	3,358	36,041
JDE Peet's N.V.	1,295	39,384
Koninklijke KPN N.V.	59,901	218,452
Koninklijke Philips N.V.	15,925	336,209
Koninklijke Vopak N.V.	766	29,268
Marel HF	538,754	2,344,930
OCI N.V.	2,660	70,092
Prosus N.V. *	84,628	6,333,013
Randstad N.V.	3,019	164,040
Signify N.V.	1,842	61,516
Stellantis N.V.	46,023	763,364
Universal Music Group N.V.	14,852	324,478
Wolters Kluwer N.V.	4,463	591,319
		57,199,656

New Zealand 0.3%
Auckland International Airport Ltd. *	13,076	71,596
Contact Energy Ltd.	425,359	2,063,009
EBOS Group Ltd.	507	13,914
Fisher & Paykel Healthcare Corp., Ltd.	15,518	266,179
Fletcher Building Ltd.	11,743	32,743
Infratil Ltd.	6,145	36,337
Kiwi Property Group Ltd.	38,628	22,026
Mainfreight Ltd.	2,410	107,035
Mercury NZ Ltd.	8,109	31,852
Meridian Energy Ltd.	23,601	79,929
Ryman Healthcare Ltd.	6,239	20,496
SKYCITY Entertainment Group Ltd.	8,695	12,912
Spark New Zealand Ltd.	41,949	135,921
The a2 Milk Co., Ltd. *(a)	19,112	69,804
The a2 Milk Co., Ltd. *(a)	179,519	647,985
		3,611,738

Norway 0.4%
Aker A.S.A., A Shares	917	56,049
Aker BP A.S.A. (c)	9,270	221,607
Equinor A.S.A.	26,731	769,612
Gjensidige Forsikring A.S.A.	5,807	101,156
Kongsberg Gruppen A.S.A.	2,091	93,919
Leroy Seafood Group A.S.A.	5,359	28,219
Mowi A.S.A.	8,990	171,523
Nordic Semiconductor A.S.A. *	4,378	47,405
Norsk Hydro A.S.A.	25,069	184,484
Orkla A.S.A.	12,321	88,561
SECURITY	NUMBER OF SHARES	VALUE ($)
Salmar A.S.A.	723	32,122
Schibsted A.S.A., A Shares	865	15,358
Schibsted A.S.A., B Shares	945	15,301
Telenor A.S.A.	10,763	134,302
TGS A.S.A.	140,045	2,196,237
Tomra Systems A.S.A. (c)	6,254	95,901
Var Energi A.S.A.	9,270	24,327
Yara International A.S.A.	3,232	130,149
		4,406,232

Poland 0.1%
Allegro.eu S.A. *	6,083	47,948
Dino Polska S.A. *	1,221	124,522
KGHM Polska Miedz S.A.	2,941	84,599
LPP S.A.	31	89,363
Polski Koncern Naftowy Orlen S.A.	13,906	212,154
Powszechna Kasa Oszczednosci Bank Polski S.A.	4,561	35,266
Powszechny Zaklad Ubezpieczen S.A.	3,606	33,222
		627,074

Portugal 0.0%
EDP - Energias de Portugal S.A.	44,705	246,324
Galp Energia, SGPS, S.A.	9,140	110,445
Jeronimo Martins, SGPS, S.A.	5,759	145,330
		502,099

Republic of Korea 2.3%
Amorepacific Corp.	766	70,872
AMOREPACIFIC Group	757	20,755
BGF retail Co., Ltd.	163	22,741
BNK Financial Group, Inc.	3,277	16,303
Celltrion Pharm, Inc. *	576	35,308
Celltrion, Inc.	3,277	394,844
Cheil Worldwide, Inc.	2,093	28,963
CJ CheilJedang Corp.	104	24,083
CJ Corp.	180	12,325
CJ ENM Co., Ltd. *	179	10,687
CJ Logistics Corp.	144	8,317
Coway Co., Ltd.	869	31,907
Daewoo Engineering & Construction Co., Ltd. *	4,178	13,212
DB Insurance Co., Ltd.	651	40,923
DL E&C Co., Ltd.	709	18,733
DL Holdings Co., Ltd.	285	10,560
Dongsuh Cos., Inc.	978	14,064
Doosan Bobcat, Inc.	523	20,066
Ecopro BM Co., Ltd.	267	53,616
F&F Co., Ltd.	498	52,693
Fila Holdings Corp.	1,264	34,718
GS Engineering & Construction Corp.	818	13,274
GS Holdings Corp.	444	13,192
Hankook Tire & Technology Co., Ltd.	1,399	36,132
Hanmi Pharm Co., Ltd.	137	33,135
Hanon Systems	2,286	15,714
Hanwha Aerospace Co., Ltd.	708	54,482
Hanwha Corp.	638	12,957
HD Hyundai Co., Ltd.	594	26,340
Hite Jinro Co., Ltd.	607	10,120
HL Mando Co., Ltd.	479	16,641
HMM Co., Ltd.	8,358	128,022
Hotel Shilla Co., Ltd.	735	44,905
Hyundai Department Store Co., Ltd.	347	13,436
Hyundai Doosan Infracore Co., Ltd.	2,184	16,159
See financial notes
Schwab International Opportunities Fund | Semiannual Report15

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hyundai Engineering & Construction Co., Ltd.	1,199	36,890
Hyundai Glovis Co., Ltd.	516	63,298
Hyundai Heavy Industries Co., Ltd. *	177	14,562
Hyundai Marine & Fire Insurance Co., Ltd.	613	17,222
Hyundai Mipo Dockyard Co., Ltd. *	267	14,697
Hyundai Mobis Co., Ltd.	1,645	267,905
Hyundai Wia Corp.	276	11,605
Industrial Bank of Korea	2,471	18,608
JYP Entertainment Corp.	53,833	3,641,690
Kakao Games Corp. *	317	9,632
KakaoBank Corp.	1,745	28,889
Kakaopay Corp. *	282	11,589
Kangwon Land, Inc.	3,097	43,870
KCC Corp.	59	9,835
KEPCO Plant Service & Engineering Co., Ltd.	654	17,494
Kia Corp.	7,161	453,530
Korea Aerospace Industries Ltd.	1,006	41,322
Korea Electric Power Corp. *	2,784	38,869
Korea Investment Holdings Co., Ltd.	780	32,236
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	504	32,057
Korea Zinc Co., Ltd.	215	82,637
Korean Air Lines Co., Ltd.	1,750	30,019
Krafton, Inc. *	418	60,382
KT&G Corp.	3,198	204,932
Kumho Petrochemical Co., Ltd.	347	35,484
L&F Co., Ltd.	11,428	2,281,167
LG Corp.	2,650	173,447
LG Display Co., Ltd. *	3,900	43,476
LG Electronics, Inc.	1,912	157,009
LG Energy Solution Ltd. *	837	364,794
LG H&H Co., Ltd.	261	121,873
LG Innotek Co., Ltd.	405	80,607
LG Uplus Corp.	3,806	31,393
Lotte Chemical Corp.	403	50,793
LOTTE Fine Chemical Co., Ltd.	315	14,467
Mirae Asset Securities Co., Ltd.	2,905	15,094
NAVER Corp.	34,135	4,945,318
NCSoft Corp.	362	102,436
NH Investment & Securities Co., Ltd.	2,332	16,327
NongShim Co., Ltd.	69	20,443
OCI Co., Ltd. (b)	176	15,832
Orion Corp.	568	61,580
Pan Ocean Co., Ltd.	4,883	19,928
Posco International Corp.	960	19,301
S-1 Corp.	573	25,025
Samsung Biologics Co., Ltd. *	319	186,570
Samsung C&T Corp.	1,778	146,017
Samsung Card Co., Ltd.	657	14,636
Samsung Electro-Mechanics Co., Ltd.	1,468	158,757
Samsung Electronics Co., Ltd.	130,160	6,404,404
Samsung Engineering Co., Ltd. *	3,705	80,869
Samsung Heavy Industries Co., Ltd. *	4,457	18,986
Samsung Life Insurance Co., Ltd.	685	33,959
Samsung SDI Co., Ltd.	819	425,038
Samsung SDS Co., Ltd.	968	85,115
Samsung Securities Co., Ltd.	943	23,938
SD Biosensor, Inc.	656	10,230
Seegene, Inc.	787	14,342
Shinsegae, Inc.	119	18,372
SK Biopharmaceuticals Co., Ltd. *	396	20,478
SK Bioscience Co., Ltd. *	570	30,123
SK Hynix, Inc.	14,000	941,969
SK Square Co., Ltd. *	412	13,130
SK Telecom Co., Ltd.	1,059	37,736
S-Oil Corp.	1,185	66,369
SECURITY	NUMBER OF SHARES	VALUE ($)
SSANGYONG C&E Co., Ltd.	2,250	9,852
Wemade Co., Ltd.	515	21,583
Yuhan Corp.	1,217	52,476
		23,964,712

Singapore 1.0%
CapitaLand Ascendas REIT	69,800	150,204
CapitaLand Ascott Trust	27,853	22,614
CapitaLand Integrated Commercial Trust	87,000	132,844
Capitaland Investment Ltd.	32,500	90,975
ComfortDelGro Corp., Ltd.	54,600	48,876
ESR-LOGOS REIT	9,037,737	2,206,241
Frasers Logistics & Commercial Trust	80,500	81,703
Genting Singapore Ltd.	134,600	114,508
Hutchison Port Holdings Trust, Class U	74,900	14,209
Jardine Cycle & Carriage Ltd.	2,000	50,937
Jardine Matheson Holdings Ltd.	3,800	183,699
Keppel Corp., Ltd.	17,200	79,866
Keppel DC REIT	40,400	65,321
Keppel REIT	20,300	13,276
Mapletree Industrial Trust	38,400	68,644
Mapletree Logistics Trust	69,100	90,429
Mapletree Pan Asia Commercial Trust	36,400	48,217
Nanofilm Technologies International Ltd.	1,466,500	1,660,864
NetLink NBN Trust	43,900	28,818
Olam Group Ltd.	9,400	11,346
SATS Ltd. *	1,346,276	2,571,773
Sembcorp Industries Ltd.	14,800	47,621
Sheng Siong Group Ltd.	1,341,400	1,781,531
Singapore Airlines Ltd.	21,900	96,322
Singapore Exchange Ltd.	53,400	384,300
Singapore Post Ltd.	32,700	12,527
Singapore Technologies Engineering Ltd.	33,400	90,926
Singapore Telecommunications Ltd.	117,700	225,555
Suntec Real Estate Investment Trust	30,600	31,019
UOL Group Ltd.	3,100	16,172
Venture Corp., Ltd.	5,900	75,377
Wilmar International Ltd.	24,500	72,366
		10,569,080

South Africa 0.4%
Aspen Pharmacare Holdings Ltd.	131,438	1,315,539
The Bidvest Group Ltd.	204,928	2,806,872
		4,122,411

Spain 0.9%
Acciona S.A.	193	35,761
Amadeus IT Group S.A. *	63,200	4,442,012
Bankinter S.A.	4,007	23,694
Cia de Distribucion Integral Logista Holdings S.A.	64,056	1,739,561
Corp. ACCIONA Energias Renovables S.A. *	605	21,724
EDP Renovaveis S.A. *	2,903	64,527
Enagas S.A.	3,058	61,223
Endesa S.A.	6,976	156,491
Gestamp Automocion S.A.	292,551	1,264,949
Grifols S.A. *	1,236	12,723
Industria de Diseno Textil S.A.	32,147	1,105,110
Inmobiliaria Colonial Socimi S.A.	2,812	17,976
Merlin Properties Socimi S.A.	2,791	24,677
Naturgy Energy Group S.A.	3,794	118,131
Red Electrica Corp. S.A.	9,251	168,195
Repsol S.A.	26,503	389,321
See financial notes
16Schwab International Opportunities Fund | Semiannual Report

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Telefonica S.A.	80,243	364,479
		10,010,554

Sweden 4.4%
AddTech AB, B Shares	112,697	2,258,694
AFRY AB	157,689	2,964,375
Alfa Laval AB (c)	3,868	141,907
Assa Abloy AB, B Shares	12,849	306,140
Atlas Copco AB, A Shares	54,499	788,280
Atlas Copco AB, B Shares	117,212	1,503,455
Avanza Bank Holding AB	60,994	1,297,788
Axfood AB	979	24,296
Beijer Ref AB	1,325	21,674
Boliden AB	6,372	227,715
Bravida Holding AB	259,144	3,155,011
Castellum AB	5,007	60,866
Electrolux AB, B Shares	2,199	33,172
Epiroc AB, A Shares	14,249	285,451
Epiroc AB, B Shares	9,022	155,342
EQT AB	15,765	339,549
Evolution AB	3,734	498,894
Fastighets AB Balder, B Shares *	12,574	58,542
Fortnox AB	300,612	2,072,100
Getinge AB, B Shares	3,561	90,381
H & M Hennes & Mauritz AB, B Shares	17,888	262,252
Hexatronic Group AB	1,299	10,988
Holmen AB, B Shares	1,529	57,842
Husqvarna AB, B Shares	4,236	36,562
Industrivarden AB, A Shares	12,615	360,955
Industrivarden AB, C Shares	9,359	267,261
Indutrade AB	3,770	90,525
Investment AB Latour, B Shares	7,012	151,822
Investor AB, A Shares	29,660	650,379
Investor AB, B Shares	99,750	2,142,942
Kinnevik AB, B Shares *	76,638	1,259,006
L E Lundbergfortagen AB, B Shares	2,269	108,869
Lifco AB, B Shares	3,060	69,782
Lindab International AB	121,003	1,937,908
Nibe Industrier AB, B Shares	16,753	187,581
Saab AB, B Shares	91,740	5,151,134
Sagax AB, Class B	4,309	105,694
Sandvik AB	54,500	1,110,155
Securitas AB, B Shares	2,806	25,151
SKF AB, B Shares	198,742	3,599,548
Spotify Technology S.A. *	21,586	2,883,890
Svenska Cellulosa AB, S.C.A., B Shares	6,801	93,308
Sweco AB, B Shares	3,017	40,445
Swedish Orphan Biovitrum AB *	2,313	56,288
Tele2 AB, B Shares	8,749	92,968
Telefonaktiebolaget LM Ericsson, B Shares	58,939	324,500
Telia Co. AB	27,719	77,174
Trelleborg AB, B Shares	105,143	2,642,043
Vitrolife AB	91,276	2,055,052
Volvo AB, A Shares	3,347	70,877
Volvo AB, B Shares	194,487	3,998,789
Volvo Car AB, B Shares *	9,393	38,772
		46,244,094

Switzerland 5.1%
ABB Ltd.	41,441	1,494,927
Adecco Group AG	2,386	82,070
Bachem Holding AG, Class B	341	37,251
Baloise Holding AG	176	29,461
Banque Cantonale Vaudoise	125	13,153
Barry Callebaut AG	50	106,755
Belimo Holding AG	270	130,310
SECURITY	NUMBER OF SHARES	VALUE ($)
BKW AG	203	34,763
Burckhardt Compression Holding AG	3,216	1,985,837
Chocoladefabriken Lindt & Spruengli AG	2	246,524
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	21	259,290
Cie Financiere Richemont S.A., Class A	14,180	2,343,965
Clariant AG *	2,467	41,150
DKSH Holding AG	762	60,694
DSM-Firmenich AG *	3,723	487,198
Emmi AG	40	41,628
EMS-Chemie Holding AG	216	177,401
Flughafen Zuerich AG	199	38,301
Geberit AG	1,078	613,988
Georg Fischer AG	1,605	117,036
Glencore plc	953,016	5,625,305
Helvetia Holding AG	127	18,998
Holcim AG *	75,632	4,997,212
Kuehne & Nagel International AG	1,558	461,567
Logitech International S.A.	4,067	240,674
Nestle S.A.	49,002	6,286,445
Novartis AG	79,400	8,122,133
Partners Group Holding AG	1,570	1,524,051
PSP Swiss Property AG	836	98,448
Roche Holding AG	30,353	9,504,743
Roche Holding AG, Bearer Shares	773	261,584
Schindler Holding AG	557	118,988
Schindler Holding AG, Participation Certificates	7,786	1,739,950
SGS S.A.	3,050	276,011
Sika AG	2,490	687,795
Sonova Holding AG	1,238	392,602
Straumann Holding AG	3,090	464,892
Swisscom AG	522	358,379
Tecan Group AG *	4,428	1,929,601
Temenos AG	1,213	102,175
The Swatch Group AG	1,392	87,818
The Swatch Group AG, Bearer Shares	5,919	2,030,586
VAT Group AG	799	281,879
		53,953,538

Taiwan 1.4%
Airtac International Group	86,297	3,132,105
ASPEED Technology, Inc.	14,600	1,250,209
Lotes Co., Ltd.	54,000	1,548,416
Pegavision Corp.	188,000	2,666,555
Poya International Co., Ltd.	81,000	1,516,080
Sinbon Electronics Co., Ltd.	304,000	3,370,550
Wiwynn Corp.	42,000	1,598,378
		15,082,293

Thailand 0.4%
Bangkok Bank PCL	564,600	2,595,862
Central Retail Corp. PCL	983,800	1,289,261
		3,885,123

United Kingdom 12.4%
3i Group plc	64,443	1,433,795
Abcam plc, ADR *	9,836	160,228
abrdn plc	126,108	337,935
Admiral Group plc	19,323	561,606
Airtel Africa plc	20,354	30,725
Allfunds Group plc *	2,039	13,527
Anglo American plc	35,231	1,085,614
Antofagasta plc	8,971	165,004
Ashtead Group plc	51,800	2,986,587
See financial notes
Schwab International Opportunities Fund | Semiannual Report17

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Associated British Foods plc	5,315	130,954
Assura plc	3,791,147	2,425,143
Auto Trader Group plc	27,327	218,533
B&M European Value Retail S.A.	349,237	2,108,326
Barratt Developments plc	30,257	190,359
Berkeley Group Holdings plc	498	27,869
Bodycote plc	174,358	1,513,054
Britvic plc	201,307	2,314,342
Burberry Group plc	9,793	319,663
Centrica plc	95,132	136,700
Chemring Group plc	465,302	1,665,570
CNH Industrial N.V.	369,292	5,196,617
Coats Group plc	3,167,941	3,113,385
Coca-Cola HBC AG *	3,258	99,456
Compass Group plc	75,500	1,991,763
ConvaTec Group plc	730,286	2,018,928
Croda International plc	2,772	243,546
DCC plc	1,879	116,906
Dechra Pharmaceuticals plc	1,413	66,328
Derwent London plc	1,052	31,760
Diageo plc	38,997	1,778,891
Diploma plc	172,349	5,840,353
Direct Line Insurance Group plc	24,893	53,805
DS Smith plc	19,494	76,110
Dunelm Group plc	197,143	2,839,324
Endeavour Mining plc	2,405	62,193
Experian plc	15,934	564,141
Ferguson plc	4,439	627,222
Forterra plc	631,064	1,533,836
Fresnillo plc	4,965	44,433
Games Workshop Group plc	13,422	1,675,307
Golar LNG Ltd. *	58,446	1,326,724
Greggs plc	69,186	2,457,204
GSK plc	59,422	1,071,567
Haleon plc	122,669	539,339
Halma plc	7,566	220,045
Hargreaves Lansdown plc	25,799	261,196
Hikma Pharmaceuticals plc	3,182	73,698
Hill & Smith plc	166,774	2,885,122
Hiscox Ltd.	2,573	38,294
Howden Joinery Group plc	14,169	122,142
IMI plc	3,868	77,607
Imperial Brands plc	17,433	431,538
Inchcape plc	272,997	2,779,234
Informa plc	220,897	2,008,191
InterContinental Hotels Group plc	2,399	164,947
Intermediate Capital Group plc	98,387	1,615,500
Intertek Group plc	2,109	110,331
ITV plc	61,074	62,162
J Sainsbury plc	12,532	43,549
J.D. Sports Fashion plc	43,389	88,061
John Wood Group plc *	825,282	2,341,718
Johnson Matthey plc	4,217	104,175
Kainos Group plc	155,487	2,426,577
Kingfisher plc	38,241	123,943
Land Securities Group plc	14,892	126,371
Liberty Global plc, Class A *	170,000	3,316,700
Lloyds Banking Group plc	11,553,110	7,018,753
M&G plc	5,724	14,794
Mondi plc	11,420	181,981
Next plc	3,192	270,831
Ocado Group plc *	306,992	1,953,805
Pearson plc	9,374	104,293
Pepco Group N.V. *	1,496	14,346
Persimmon plc	9,086	150,371
Phoenix Group Holdings plc	1,671	12,450
Prudential plc	317,700	4,861,138
Reckitt Benckiser Group plc	33,772	2,729,108
SECURITY	NUMBER OF SHARES	VALUE ($)
RELX plc	31,192	1,039,277
Renishaw plc	782	35,471
Rightmove plc	25,557	184,983
Rio Tinto plc	32,785	2,084,220
RS Group plc	12,296	142,659
Schroders plc	850,355	5,208,344
Segro plc	37,616	396,018
Shell plc	149,389	4,590,448
Smiths Group plc	61,306	1,296,294
Spectris plc	116,387	5,511,809
Spirax-Sarco Engineering plc	1,765	246,641
SSE plc	15,982	368,755
SSP Group plc *	834,069	2,702,302
St. James's Place plc	1,449	22,037
Tate & Lyle plc	195,787	2,007,569
Taylor Wimpey plc	101,052	163,084
The British Land Co., plc	26,087	131,433
The Sage Group plc	23,033	237,538
The Unite Group plc	5,975	72,096
The Weir Group plc	175,523	4,062,191
Tritax Big Box REIT plc	1,384,977	2,705,906
Vesuvius plc	520,357	2,655,913
Victrex plc	119,750	2,530,447
Vodafone Group plc	395,358	474,874
WH Smith plc	101,714	2,017,607
Whitbread plc	2,330	95,372
Wise plc, Class A *	11,180	77,408
WPP plc	263,800	3,074,435
		132,062,774

United States 0.9%
Ginkgo Bioworks Holdings, Inc. *	180,171	219,809
Illumina, Inc. *	7,632	1,568,834
Moderna, Inc. *	29,086	3,865,239
NVIDIA Corp.	8,452	2,345,345
Tesla, Inc. *	8,552	1,405,179
		9,404,406
Total Common Stocks (Cost $876,954,275)		975,499,957

PREFERRED STOCKS 0.5% OF NET ASSETS

Germany 0.1%
Bayerische Motoren Werke AG	764	81,209
FUCHS PETROLUB SE	1,900	75,063
Henkel AG & Co. KGaA	3,342	270,196
Sartorius AG	533	207,171
		633,639

Italy 0.0%
Telecom Italia S.p.A. - RSP *	83,425	24,092

Republic of Korea 0.4%
Hyundai Motor Co., Ltd.	334	26,509
Hyundai Motor Co., Ltd. 2nd	346	28,701
LG Chem Ltd.	61	17,851
LG Electronics, Inc.	303	11,158
LG H&H Co., Ltd.	20	4,007
Samsung Electronics Co., Ltd.	114,292	4,777,964
		4,866,190
Total Preferred Stocks (Cost $6,871,999)		5,523,921
See financial notes
18Schwab International Opportunities Fund | Semiannual Report

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED INVESTMENT COMPANIES 4.0% OF NET ASSETS

United States 4.0%
Schwab Emerging Markets Equity ETF	1,724,984	41,986,110
Total Affiliated Investment Companies (Cost $51,218,200)		41,986,110

SHORT-TERM INVESTMENTS 3.2% OF NET ASSETS

Money Market Funds 3.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% (d)	33,598,696	33,598,696
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% (d)(e)	444,022	444,022
		34,042,718
Total Short-Term Investments (Cost $34,042,718)		34,042,718
Total Investments in Securities (Cost $969,087,192)		1,057,052,706

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/16/23	236	25,365,280	1,560,498

*	Non-income producing security.
(a)	Security is traded on separate exchanges for the same issuer.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	All or a portion of this security is on loan. Securities on loan were valued at $432,918.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
ETF —	Exchange-traded fund
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)
Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2023:
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED INVESTMENT COMPANIES 4.0% OF NET ASSETS

United States 4.0%
Schwab Emerging Markets Equity ETF	$39,114,003	$—	($1,953,015)	($384,385)	$5,209,507	$41,986,110	1,724,984	$1,092,376

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the affiliated underlying fund.
See financial notes
Schwab International Opportunities Fund | Semiannual Report19

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$318,644,019	$—	$318,644,019
Austria	23,264	443,155	—	466,419
Brazil	11,987,121	—	—	11,987,121
Canada	70,040,538	—	—	70,040,538
China	3,179,242	22,659,041	—	25,838,283
Hong Kong	27,425	13,983,989	—	14,011,414
India	4,596,145	9,963,804	—	14,559,949
Ireland	4,953,569	2,387,019	—	7,340,588
Israel	6,340,143	2,512,486	—	8,852,629
Italy	1,936,320	21,539,338	—	23,475,658
Japan	—	131,459,129	2,109,965	133,569,094
Mexico	5,866,977	—	—	5,866,977
Netherlands	3,370,227	53,829,429	—	57,199,656
Republic of Korea	—	23,948,880	15,832	23,964,712
South Africa	2,806,872	1,315,539	—	4,122,411
Spain	1,264,949	8,745,605	—	10,010,554
Sweden	2,883,890	43,360,204	—	46,244,094
Switzerland	487,198	53,466,340	—	53,953,538
Thailand	3,885,123	—	—	3,885,123
United Kingdom	18,930,696	113,132,078	—	132,062,774
United States	9,404,406	—	—	9,404,406
Preferred Stocks[1]	—	5,523,921	—	5,523,921
Affiliated Investment Companies[1]	41,986,110	—	—	41,986,110
Short-Term Investments[1]	34,042,718	—	—	34,042,718
Futures Contracts[2]	1,560,498	—	—	1,560,498
Total	$229,573,431	$826,913,976	$2,125,797	$1,058,613,204

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
See financial notes
20Schwab International Opportunities Fund | Semiannual Report

Schwab International Opportunities Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $51,218,200)		$41,986,110
Investments in securities, at value - unaffiliated (cost $917,868,992) including securities on loan of $432,918		1,015,066,596
Foreign currency, at value (cost $2,285,113)		2,351,663
Deposit with broker for futures contracts		4,561,920
Receivables:
Dividends		3,061,420
Investments sold		2,995,331
Foreign tax reclaims		855,099
Fund shares sold		10,548
Income from securities on loan		1,664
Prepaid expenses	+	21,191
Total assets		1,070,911,542

Liabilities
Collateral held for securities on loan		444,022
Payables:
Investments bought		5,343,340
Fund shares redeemed		2,000,746
Foreign capital gains tax		564,415
Investment adviser and administrator fees		511,310
Shareholder service fees		111,927
Variation margin on futures contracts		26,964
Independent trustees’ fees		312
Accrued expenses	+	198,789
Total liabilities		9,201,825
Net assets		$1,061,709,717

Net Assets by Source
Capital received from investors		$1,027,792,588
Total distributable earnings	+	33,917,129
Net assets		$1,061,709,717

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,061,709,717		53,439,414		$19.87

See financial notes
Schwab International Opportunities Fund | Semiannual Report21

Schwab International Opportunities Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $1,052,886)		$11,558,865
Dividends received from securities - affiliated		1,092,376
Securities on loan, net	+	6,031
Total investment income		12,657,272

Expenses
Investment adviser and administrator fees		3,352,422
Shareholder service fees		811,347
Custodian fees		135,851
Portfolio accounting fees		85,803
Professional fees		28,797 [1]
Registration fees		24,796
Shareholder reports		16,278
Independent trustees’ fees		4,676
Transfer agent fees		1,926
Other expenses	+	31,652
Total expenses		4,493,548
Expense reduction	–	4,002 [1]
Net expenses	–	4,489,546
Net investment income		8,167,726

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(384,385)
Net realized losses on sales of securities - unaffiliated (net of foreign capital gains tax paid of $179,876)		(38,797,892)
Net realized gains on futures contracts		5,706,175
Net realized gains on foreign currency transactions	+	440,542
Net realized losses		(33,035,560)
Net change in unrealized appreciation (depreciation) on securities - affiliated		5,209,507
Net change in unrealized appreciation (depreciation) on securities - unaffiliated (net of change in foreign capital gains tax of $474)		230,990,450
Net change in unrealized appreciation (depreciation) on futures contracts		793,454
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	157,760
Net change in unrealized appreciation (depreciation)	+	237,151,171
Net realized and unrealized gains		204,115,611
Increase in net assets resulting from operations		$212,283,337

[1]
Includes professional fees of $2,076 associated with the filing of tax claims in the European Union deemed to be non-contingent and non-routine expenses of the fund (see financial notes 2(d) and 4 for additional information).

See financial notes
22Schwab International Opportunities Fund | Semiannual Report

Schwab International Opportunities Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$8,167,726	$15,132,183
Net realized gains (losses)		(33,035,560)	24,453,572
Net change in unrealized appreciation (depreciation)	+	237,151,171	(573,589,854)
Increase (decrease) in net assets resulting from operations		$212,283,337	($534,004,099 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($37,690,344 )	($214,877,749 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,196,267	$39,085,915	12,166,159	$258,391,714
Shares reinvested		1,624,978	30,354,599	7,035,847	170,408,203
Shares redeemed	+	(8,455,086)	(163,975,684)	(9,976,603)	(192,980,903)
Net transactions in fund shares		(4,633,841)	($94,535,170 )	9,225,403	$235,819,014

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		58,073,255	$981,651,894	48,847,852	$1,494,714,728
Total increase (decrease)	+	(4,633,841)	80,057,823	9,225,403	(513,062,834)
End of period		53,439,414	$1,061,709,717	58,073,255	$981,651,894
See financial notes
Schwab International Opportunities Fund | Semiannual Report23

Schwab International Opportunities Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab International Opportunities Fund is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab International Opportunities Fund	Schwab Target 2045 Fund
Schwab S&P 500 Index Fund	Schwab Target 2050 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2055 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2065 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab International Index Fund®	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2010 Index Fund
Schwab Balanced Fund	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Health Care Fund	Schwab Target 2040 Index Fund
Schwab International Core Equity Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab Target 2065 Index Fund
Schwab Target 2030 Fund	Schwab Monthly Income Fund – Target Payout
Schwab Target 2035 Fund	Schwab Monthly Income Fund – Flexible Payout
Schwab Target 2040 Fund	Schwab Monthly Income Fund – Income Payout
The fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund.  Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund may invest in mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
24Schwab International Opportunities Fund | Semiannual Report

Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the NAV of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
• Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
Schwab International Opportunities Fund | Semiannual Report25

Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of April 30, 2023, are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Forward Foreign Currency Exchange Contracts: Forwards are contracts to buy and sell a currency at a set price on a future date. The value of the forwards is accounted for as unrealized appreciation or depreciation until the contracts settle, at which time the gains or losses are realized.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities  lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
26Schwab International Opportunities Fund | Semiannual Report

Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
As of April 30, 2023, the fund had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of April 30, 2023, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: The fund may own shares in certain foreign corporations that meet the Internal Revenue Code definition of a Passive Foreign Investment Company (PFIC). The fund may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to- market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails.  These cash penalties are included in net realized gains (losses) on sales of securities in the fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the fund’s Statement of Operations, if any. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments ,if any.
Gains realized by the fund on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When the fund closes out a futures contract, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the date the ex-dividend date is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
Schwab International Opportunities Fund | Semiannual Report27

Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees are non-contingent and non-routine fees which are subject to repayment to the investment adviser (see financial note 4 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the fund will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended April 30, 2023, the fund did not incur any compliance fees.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the fund invests. These foreign taxes, if any, are paid by the fund and are disclosed in the fund’s Statement of Operations. Foreign taxes accrued as of April 30, 2023, if any, are reflected in the fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(k) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a
28Schwab International Opportunities Fund | Semiannual Report

Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. Schwab Asset Management may attempt to reduce the impact of the performance of any given investment style by allocating to investment managers who invest in both value and growth style stocks. But whenever value stocks fall out of favor with investors, they may underperform growth stocks, and vice versa.
The portion of the fund that is invested in accordance with a particular index follows the securities included in that index during upturns as well as downturns. The fund does not take steps to reduce market exposure or to lessen the effects of a declining market with respect to this portion. In addition, because of the fund’s expenses, the fund’s performance with respect to this portion may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Multi-Manager Risk. Schwab Asset Management and each investment manager makes investment decisions independently, and it is possible that the investment styles of Schwab Asset Management and the investment managers may not complement one another. As a result, the fund’s exposure to a given stock, industry or investment style could unintentionally be smaller or larger than if the fund had a single manager.
Management Risk. The portion of the fund that is actively managed is subject to the risk that its investment adviser and investment managers will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. Poor stock selection or a focus on securities in a particular sector may cause the fund to underperform its benchmark or other funds with a similar investment objective.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated
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Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged, resulting in the dollar value of the fund’s investment being adversely affected. Foreign securities may also include investments in variable interest entities (VIEs) structures, which are created by China-based operating companies in jurisdictions outside of China to obtain indirect financing due to Chinese regulations that prohibit non-Chinese ownership of those companies. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with the fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Currency Risk. As a result of the fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the fund would be adversely affected.
Sampling Index Tracking Risk. The portion of the fund that is invested in accordance with a particular index may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that Schwab Asset Management’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because Schwab Asset Management utilizes a sampling approach the portion of the fund it manages may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Derivatives Risk. The fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, market risk and management risk are discussed elsewhere in this section. The fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested. The use of derivatives, that are subject to regulation by the Commodity Futures Trading Commission (CFTC), could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.The fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
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Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

 4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.63% of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser, (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee up to 0.20%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
Although these agreements specify certain fees for these services, the investment adviser and its affiliates have made an additional agreement with the fund, for so long as the investment adviser serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged (including acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds), excluding interest, taxes and certain non-routine expenses to 0.86%.
Investments from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the fund in this report that are owned by other funds in the Fund Complex as of April 30, 2023, as applicable:
Schwab Balanced Fund	5.9%
Schwab Target 2010 Fund	0.2%
Schwab Target 2015 Fund	0.3%
Schwab Target 2020 Fund	1.9%
Schwab Target 2025 Fund	3.3%
Schwab Target 2030 Fund	8.2%
Schwab Target 2035 Fund	5.2%
Schwab Target 2040 Fund	11.5%
Schwab Target 2045 Fund	2.8%
Schwab Target 2050 Fund	3.0%
Schwab Target 2055 Fund	2.0%
Schwab Target 2060 Fund	0.7%
Schwab Target 2065 Fund	0.1%
Investments in Affiliates
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of April 30, 2023, the fund’s ownership percentage of other related fund’s shares is:
Schwab Emerging Markets Equity ETF	0.5%
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Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine expenses. The investment adviser agreed to pay these professional fees, on behalf of the fund, subject to reimbursement by the fund to the extent the fund is able to successfully recover taxes withheld in the future.
For the period ended April 30, 2023, the professional fees incurred by the fund and paid by the investment adviser were $2,076, as shown as Professional fees in the fund’s Statement of Operations.
For the period ended April 30, 2023, the fund recovered previously withheld foreign taxes from France. The payments received by the fund amounted to $1,444,937, which includes $90,326 of interest income, and is recorded as Dividends received from securities — unaffiliated in the fund’s Statement of Operations. The investment adviser paid upfront professional fees associated with recovering these foreign taxes in the amount of $1,540, which has been reimbursed to the investment adviser by the fund and is recorded as Dividends received from securities - unaffiliated in the fund’s Statement of Operations.
As of April 30, 2023, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the fund to the investment adviser was $2,076.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The fund’s investment adviser or sub-advisers may engage in transactions with certain other funds they manage in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When a fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, sub-adviser, trustees and/or officers. For the period ended April 30, 2023, the fund’s purchases and sales of securities with other funds managed by the investment adviser or sub-advisers was $452,521 and $791,120 respectively, and includes realized losses of $271,978.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
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Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2023, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$218,549,137	$341,843,129

8. Derivatives:
The fund entered into equity index futures contracts during the report period. The fund invested in futures contracts to equitize available cash. The value and variation margin for futures contracts held at April 30, 2023, if any, are presented in the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and net change in unrealized appreciation (depreciation) on futures contracts are presented in the Statement of Operations, if any. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended April 30, 2023, the month-end average notional amounts of futures contracts held by the fund and the month-end average number of contracts held were $23,825,673 and 237, respectively.
As of April 30, 2023, the derivatives contracts held by the fund, categorized by primary risk exposure, were:
ASSET DERIVATIVES	FAIR VALUE
Equity Index Futures Contracts[1]	$1,560,498
LIABILITY DERIVATIVES	FAIR VALUE
Equity Index Futures Contracts[2]	—

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in the Portfolio Holdings. Only current day’s variation margin on futures contracts is reported within the Statement of Assets and Liabilities.

[2]
Includes cumulative unrealized depreciation of futures contracts as reported in the Portfolio Holdings. Only current day’s variation margin on futures contracts is reported within the Statement of Assets and Liabilities.

The effects of the derivatives held by the fund in the Statement of Operations for the period ended April 30, 2023 were:
Equity Index Futures Contracts
Realized gains[1]	$5,706,175
Net change in unrealized appreciation (depreciation)[2]	793,454

[1]	Statement of Operations location: Net realized gains on futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.

9. Federal Income Taxes:
As of April 30, 2023, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$990,595,774	$149,110,391	($81,092,961)	$68,017,430
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Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2023. The tax-basis components of distributions paid during the fiscal year ended October 31, 2022 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	LONG-TERM CAPITAL GAINS
$57,006,279	$157,871,470
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of October 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements.  The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations.  During the fiscal year ended October 31, 2022, the fund did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab International Opportunities Fund
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
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Schwab International Opportunities Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None
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Schwab International Opportunities Fund

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Vice President
(Mar. 2022 – present) and Director (Oct. 2015 – Mar. 2022), Charles Schwab Investment
Management, Inc.

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Schwab International Opportunities Fund
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President
and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles
Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer
(May 2001 – Apr. 2018), ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles
Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice
President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President
(Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President
(Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant
Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
38Schwab International Opportunities Fund | Semiannual Report

Schwab International Opportunities Fund
Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net) A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
stock A share of ownership, or equity, in the issuing company.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
Schwab International Opportunities Fund | Semiannual Report39

Schwab International Opportunities Fund
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2023 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13563-26
00286322

Semiannual Report | April 30, 2023
Schwab Target Funds

Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab Target 2060 Fund
Schwab Target 2065 Fund

Schwab Target Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
1Schwab Target Funds | Semiannual Report

Schwab Target Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Return for the 6 Months Ended April 30, 2023
Schwab Target 2010 Fund (Ticker Symbol: SWBRX)	7.92%
Target 2010 Composite Index	7.89%
Fund Category: Morningstar Target-Date 2000-2010[1]	7.53%
Performance Details	pages 5-6

Schwab Target 2015 Fund (Ticker Symbol: SWGRX)	8.29%
Target 2015 Composite Index	8.16%
Fund Category: Morningstar Target-Date 2015[1]	7.84%
Performance Details	pages 7-8

Schwab Target 2020 Fund (Ticker Symbol: SWCRX)	8.40%
Target 2020 Composite Index	8.36%
Fund Category: Morningstar Target-Date 2020[1]	8.10%
Performance Details	pages 9-10

Schwab Target 2025 Fund (Ticker Symbol: SWHRX)	9.08%
Target 2025 Composite Index	9.05%
Fund Category: Morningstar Target-Date 2025[1]	8.51%
Performance Details	pages 11-12

Schwab Target 2030 Fund (Ticker Symbol: SWDRX)	9.86%
Target 2030 Composite Index	9.83%
Fund Category: Morningstar Target-Date 2030[1]	9.07%
Performance Details	pages 13-14

Schwab Target 2035 Fund (Ticker Symbol: SWIRX)	10.40%
Target 2035 Composite Index	10.43%
Fund Category: Morningstar Target-Date 2035[1]	9.73%
Performance Details	pages 15-16
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
1
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
Schwab Target Funds | Semiannual Report2

Schwab Target Funds
Performance at a Glance (continued)

Total Return for the 6 Months Ended April 30, 2023
Schwab Target 2040 Fund (Ticker Symbol: SWERX)	10.75%
Target 2040 Composite Index	10.92%
Fund Category: Morningstar Target-Date 2040[1]	10.15%
Performance Details	pages 17-18

Schwab Target 2045 Fund (Ticker Symbol: SWMRX)	11.11%
Target 2045 Composite Index	11.32%
Fund Category: Morningstar Target-Date 2045[1]	10.55%
Performance Details	pages 19-20

Schwab Target 2050 Fund (Ticker Symbol: SWNRX)	11.54%
Target 2050 Composite Index	11.55%
Fund Category: Morningstar Target-Date 2050[1]	10.71%
Performance Details	pages 21-22

Schwab Target 2055 Fund (Ticker Symbol: SWORX)	11.64%
Target 2055 Composite Index	11.69%
Fund Category: Morningstar Target-Date 2055[1]	10.79%
Performance Details	pages 23-24

Schwab Target 2060 Fund (Ticker Symbol: SWPRX)	11.76%
Target 2060 Composite Index	11.81%
Fund Category: Morningstar Target-Date 2060[1]	10.81%
Performance Details	pages 25-26

Schwab Target 2065 Fund (Ticker Symbol: SWQRX)	11.67%
Target 2065 Composite Index	11.85%
Fund Category: Morningstar Target-Date 2065+[1]	10.96%
Performance Details	pages 27-28
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
1
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3Schwab Target Funds | Semiannual Report

Schwab Target Funds
Fund Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the funds. Prior to joining Schwab in 2012, Ms. Tang was a product manager at Thomson
Reuters and from 1997 to 2009 worked as a portfolio manager at Barclays Global Investors (now known as
BlackRock).

Drew Hayes, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the funds. Mr. Hayes has been with Schwab since 2006. Before becoming a portfolio manager, he spent seven years as a senior fixed income specialist for Schwab Wealth Advisory, Inc. Prior to that, he worked as a bond investment specialist for two years and as a registered representative for two years for Charles
Schwab & Co., Inc.

Patrick Kwok, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the funds. Previously, Mr. Kwok served as an associate portfolio manager from 2012 to 2016. Prior to that, he worked as a fund administration manager, where he was responsible for oversight of sub-advisers, trading, cash management, and fund administration supporting the Charles Schwab Trust Bank Collective Investment
Trusts and multi-asset Schwab Funds. Prior to joining Schwab Asset Management in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at
State Street Bank & Trust as a portfolio accountant and pricing specialist.

Schwab Target Funds | Semiannual Report4

Schwab Target 2010 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2010 Fund (7/1/05)	7.92%	0.52%	3.70%	4.20%
Dow Jones U.S. Total Stock Market IndexSM	7.33%	1.28%	10.46%	11.57%
Bloomberg US Aggregate Bond Index	6.91%	-0.43%	1.18%	1.32%
Target 2010 Composite Index	7.89%	0.95%	4.06%	4.44%
Fund Category: Morningstar Target-Date 2000-2010[2]	7.53%	0.02%	3.68%	4.24%
Fund Expense Ratios[3]: Net 0.26%; Gross 0.40%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.26% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
5Schwab Target Funds | Semiannual Report

Schwab Target 2010 Fund
Performance and Fund Facts as of April 30, 2023

Statistics
Number of Holdings	21
Portfolio Turnover Rate	8% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities and money market securities.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Target Funds | Semiannual Report6

Schwab Target 2015 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2015 Fund (3/12/08)	8.29%	0.79%	3.81%	4.47%
Dow Jones U.S. Total Stock Market IndexSM	7.33%	1.28%	10.46%	11.57%
Bloomberg US Aggregate Bond Index	6.91%	-0.43%	1.18%	1.32%
Target 2015 Composite Index	8.16%	1.06%	4.25%	4.74%
Fund Category: Morningstar Target-Date 2015[2]	7.84%	0.14%	3.98%	4.85%
Fund Expense Ratios[3]: Net 0.28%; Gross 0.39%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.28% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
7Schwab Target Funds | Semiannual Report

Schwab Target 2015 Fund
Performance and Fund Facts as of April 30, 2023

Statistics
Number of Holdings	21
Portfolio Turnover Rate	5% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities and money market securities.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Target Funds | Semiannual Report8

Schwab Target 2020 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2020 Fund (7/1/05)	8.40%	0.77%	3.85%	5.04%
Dow Jones U.S. Total Stock Market IndexSM	7.33%	1.28%	10.46%	11.57%
Bloomberg US Aggregate Bond Index	6.91%	-0.43%	1.18%	1.32%
Target 2020 Composite Index	8.36%	1.15%	4.37%	5.35%
Fund Category: Morningstar Target-Date 2020[2]	8.10%	0.13%	4.15%	5.30%
Fund Expense Ratios[3]: Net 0.29%; Gross 0.32%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.29% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
9Schwab Target Funds | Semiannual Report

Schwab Target 2020 Fund
Performance and Fund Facts as of April 30, 2023

Statistics
Number of Holdings	21
Portfolio Turnover Rate	5% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities and money market securities.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Target Funds | Semiannual Report10

Schwab Target 2025 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2025 Fund (3/12/08)	9.08%	0.96%	4.43%	5.86%
Dow Jones U.S. Total Stock Market IndexSM	7.33%	1.28%	10.46%	11.57%
Bloomberg US Aggregate Bond Index	6.91%	-0.43%	1.18%	1.32%
Target 2025 Composite Index	9.05%	1.47%	5.13%	6.24%
Fund Category: Morningstar Target-Date 2025[2]	8.51%	0.24%	4.47%	5.54%
Fund Expense Ratios[3]: Net 0.35%; Gross 0.38%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.35% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
11Schwab Target Funds | Semiannual Report

Schwab Target 2025 Fund
Performance and Fund Facts as of April 30, 2023

Statistics
Number of Holdings	22
Portfolio Turnover Rate	7% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities and money market securities.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Target Funds | Semiannual Report12

Schwab Target 2030 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2030 Fund (7/1/05)	9.86%	1.14%	4.86%	6.47%
Dow Jones U.S. Total Stock Market IndexSM	7.33%	1.28%	10.46%	11.57%
Bloomberg US Aggregate Bond Index	6.91%	-0.43%	1.18%	1.32%
Target 2030 Composite Index	9.83%	1.75%	5.71%	6.91%
Fund Category: Morningstar Target-Date 2030[2]	9.07%	0.51%	5.09%	6.26%
Fund Expense Ratios[3]: Net 0.42%; Gross 0.44%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.42% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
13Schwab Target Funds | Semiannual Report

Schwab Target 2030 Fund
Performance and Fund Facts as of April 30, 2023

Statistics
Number of Holdings	22
Portfolio Turnover Rate	7% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities and money market securities.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Target Funds | Semiannual Report14

Schwab Target 2035 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2035 Fund (3/12/08)	10.40%	1.26%	5.12%	6.94%
Dow Jones U.S. Total Stock Market IndexSM	7.33%	1.28%	10.46%	11.57%
Bloomberg US Aggregate Bond Index	6.91%	-0.43%	1.18%	1.32%
Target 2035 Composite Index	10.43%	1.89%	6.12%	7.44%
Fund Category: Morningstar Target-Date 2035[2]	9.73%	0.87%	5.64%	6.86%
Fund Expense Ratios[3]: Net 0.47%; Gross 0.50%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.47% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
15Schwab Target Funds | Semiannual Report

Schwab Target 2035 Fund
Performance and Fund Facts as of April 30, 2023

Statistics
Number of Holdings	21
Portfolio Turnover Rate	6% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities and money market securities.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Target Funds | Semiannual Report16

Schwab Target 2040 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2040 Fund (7/1/05)	10.75%	1.24%	5.31%	7.31%
Dow Jones U.S. Total Stock Market IndexSM	7.33%	1.28%	10.46%	11.57%
Bloomberg US Aggregate Bond Index	6.91%	-0.43%	1.18%	1.32%
Target 2040 Composite Index	10.92%	1.94%	6.43%	7.87%
Fund Category: Morningstar Target-Date 2040[2]	10.15%	1.13%	6.07%	7.32%
Fund Expense Ratios[3]: Net 0.50%; Gross 0.52%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.50% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
17Schwab Target Funds | Semiannual Report

Schwab Target 2040 Fund
Performance and Fund Facts as of April 30, 2023

Statistics
Number of Holdings	21
Portfolio Turnover Rate	7% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities and money market securities.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Target Funds | Semiannual Report18

Schwab Target 2045 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2045 Fund (1/23/13)	11.11%	1.10%	5.49%	7.55%
Dow Jones U.S. Total Stock Market IndexSM	7.33%	1.28%	10.46%	11.57%
Bloomberg US Aggregate Bond Index	6.91%	-0.43%	1.18%	1.32%
Target 2045 Composite Index	11.32%	1.95%	6.71%	8.17%
Fund Category: Morningstar Target-Date 2045[2]	10.55%	1.47%	6.40%	7.55%
Fund Expense Ratios[3]: Net 0.54%; Gross 0.59%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.54% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
19Schwab Target Funds | Semiannual Report

Schwab Target 2045 Fund
Performance and Fund Facts as of April 30, 2023

Statistics
Number of Holdings	21
Portfolio Turnover Rate	4% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities and money market securities.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Target Funds | Semiannual Report20

Schwab Target 2050 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2050 Fund (1/23/13)	11.54%	1.16%	5.62%	7.76%
Dow Jones U.S. Total Stock Market IndexSM	7.33%	1.28%	10.46%	11.57%
Bloomberg US Aggregate Bond Index	6.91%	-0.43%	1.18%	1.32%
Target 2050 Composite Index	11.55%	1.92%	6.85%	8.35%
Fund Category: Morningstar Target-Date 2050[2]	10.71%	1.52%	6.47%	7.65%
Fund Expense Ratios[3]: Net 0.56%; Gross 0.61%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.56% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
21Schwab Target Funds | Semiannual Report

Schwab Target 2050 Fund
Performance and Fund Facts as of April 30, 2023

Statistics
Number of Holdings	21
Portfolio Turnover Rate	4% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,5

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities and money market securities.
4
Less than 0.05%.
5
This list is not a recommendation of any security by the investment adviser.
Schwab Target Funds | Semiannual Report22

Schwab Target 2055 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2055 Fund (1/23/13)	11.64%	1.08%	5.63%	7.84%
Dow Jones U.S. Total Stock Market IndexSM	7.33%	1.28%	10.46%	11.57%
Bloomberg US Aggregate Bond Index	6.91%	-0.43%	1.18%	1.32%
Target 2055 Composite Index	11.69%	1.90%	6.93%	8.49%
Fund Category: Morningstar Target-Date 2055[2]	10.79%	1.59%	6.53%	7.72%
Fund Expense Ratios[3]: Net 0.58%; Gross 0.65%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.58% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
23Schwab Target Funds | Semiannual Report

Schwab Target 2055 Fund
Performance and Fund Facts as of April 30, 2023

Statistics
Number of Holdings	20
Portfolio Turnover Rate	4% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities and money market securities.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Target Funds | Semiannual Report24

Schwab Target 2060 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Target 2060 Fund (8/25/16)	11.76%	1.05%	5.69%	7.87%
Dow Jones U.S. Total Stock Market IndexSM	7.33%	1.28%	10.46%	11.54%
Bloomberg US Aggregate Bond Index	6.91%	-0.43%	1.18%	0.62%
Target 2060 Composite Index	11.81%	1.89%	7.03%	8.64%
Fund Category: Morningstar Target-Date 2060[2]	10.81%	1.61%	6.55%	N/A
Fund Expense Ratios[3]: Net 0.59%; Gross 0.79%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.59% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
25Schwab Target Funds | Semiannual Report

Schwab Target 2060 Fund
Performance and Fund Facts as of April 30, 2023

Statistics
Number of Holdings	19
Portfolio Turnover Rate	4% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities and money market securities.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Target Funds | Semiannual Report26

Schwab Target 2065 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception
Fund: Schwab Target 2065 Fund (2/25/21)	11.67%	0.81%	-0.48%
Dow Jones U.S. Total Stock Market IndexSM	7.33%	1.28%	2.78%
Bloomberg US Aggregate Bond Index	6.91%	-0.43%	-4.04%
Target 2065 Composite Index	11.85%	1.87%	1.11%
Fund Category: Morningstar Target-Date 2065+[2]	10.96%	1.69%	N/A
Fund Expense Ratios[3]: Net 0.59%; Gross 1.69%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.59% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
27Schwab Target Funds | Semiannual Report

Schwab Target 2065 Fund
Performance and Fund Facts as of April 30, 2023

Statistics
Number of Holdings	18
Portfolio Turnover Rate	1% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities and money market securities.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Target Funds | Semiannual Report28

Schwab Target Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including transfer agent fees and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2022 and held through April 30, 2023.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1,2]	EFFECTIVE EXPENSE RATIO (ANNUALIZED)[3,4]	BEGINNING ACCOUNT VALUE AT 11/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 4/30/23[2]	EXPENSES PAID DURING PERIOD 11/1/22-4/30/23[2,5]	EFFECTIVE EXPENSES PAID DURING PERIOD 11/1/22-4/30/23[4,5]
Schwab Target 2010 Fund
Actual Return	0.00%	0.26%	$1,000.00	$1,079.20	$0.00	$1.34
Hypothetical 5% Return	0.00%	0.26%	$1,000.00	$1,024.79	$0.00	$1.30
Schwab Target 2015 Fund
Actual Return	0.00%	0.28%	$1,000.00	$1,082.90	$0.00	$1.45
Hypothetical 5% Return	0.00%	0.28%	$1,000.00	$1,024.79	$0.00	$1.40
Schwab Target 2020 Fund
Actual Return	0.00%	0.29%	$1,000.00	$1,084.00	$0.00	$1.50
Hypothetical 5% Return	0.00%	0.29%	$1,000.00	$1,024.79	$0.00	$1.45
Schwab Target 2025 Fund
Actual Return	0.00%	0.35%	$1,000.00	$1,090.80	$0.00	$1.81
Hypothetical 5% Return	0.00%	0.35%	$1,000.00	$1,024.79	$0.00	$1.76
Schwab Target 2030 Fund
Actual Return	0.00%	0.42%	$1,000.00	$1,098.60	$0.00	$2.19
Hypothetical 5% Return	0.00%	0.42%	$1,000.00	$1,024.79	$0.00	$2.11
Schwab Target 2035 Fund
Actual Return	0.00%	0.47%	$1,000.00	$1,104.00	$0.00	$2.45
Hypothetical 5% Return	0.00%	0.47%	$1,000.00	$1,024.79	$0.00	$2.36
Schwab Target 2040 Fund
Actual Return	0.00%	0.51%	$1,000.00	$1,107.50	$0.00	$2.66
Hypothetical 5% Return	0.00%	0.51%	$1,000.00	$1,024.79	$0.00	$2.56
Schwab Target 2045 Fund
Actual Return	0.00%	0.55%	$1,000.00	$1,111.10	$0.00	$2.88
Hypothetical 5% Return	0.00%	0.55%	$1,000.00	$1,024.79	$0.00	$2.76
Schwab Target 2050 Fund
Actual Return	0.00%	0.57%	$1,000.00	$1,115.40	$0.00	$2.99
Hypothetical 5% Return	0.00%	0.57%	$1,000.00	$1,024.79	$0.00	$2.86
Schwab Target 2055 Fund
Actual Return	0.00%	0.58%	$1,000.00	$1,116.40	$0.00	$3.04
Hypothetical 5% Return	0.00%	0.58%	$1,000.00	$1,024.79	$0.00	$2.91
29Schwab Target Funds | Semiannual Report

Schwab Target Funds
Fund Expenses (Unaudited) (continued)

	EXPENSE RATIO (ANNUALIZED)[1,2]	EFFECTIVE EXPENSE RATIO (ANNUALIZED)[3,4]	BEGINNING ACCOUNT VALUE AT 11/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 4/30/23[2]	EXPENSES PAID DURING PERIOD 11/1/22-4/30/23[2,5]	EFFECTIVE EXPENSES PAID DURING PERIOD 11/1/22-4/30/23[4,5]
Schwab Target 2060 Fund
Actual Return	0.00%	0.60%	$1,000.00	$1,117.60	$0.00	$3.15
Hypothetical 5% Return	0.00%	0.60%	$1,000.00	$1,024.79	$0.00	$3.01
Schwab Target 2065 Fund
Actual Return	0.00%	0.60%	$1,000.00	$1,116.70	$0.00	$3.15
Hypothetical 5% Return	0.00%	0.60%	$1,000.00	$1,024.79	$0.00	$3.01

[1]	Based on the most recent six-month expense ratio.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expenses and the expense ratio; may differ from the acquired fund fees and expenses and the expense ratio in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days in the period, and divided by the 365 days in the fiscal year.

Schwab Target Funds | Semiannual Report30

Schwab Target 2010 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$12.23	$15.21	$13.76	$13.57	$13.06	$13.42
Income (loss) from investment operations:
Net investment income (loss)[1]	0.19	0.28	0.22	0.27	0.30	0.29
Net realized and unrealized gains (losses)	0.75	(2.55)	1.61	0.57	0.97	(0.35)
Total from investment operations	0.94	(2.27)	1.83	0.84	1.27	(0.06)
Less distributions:
Distributions from net investment income	(0.30)	(0.30)	(0.27)	(0.34)	(0.34)	(0.30)
Distributions from net realized gains	(0.25)	(0.41)	(0.11)	(0.31)	(0.42)	—
Total distributions	(0.55)	(0.71)	(0.38)	(0.65)	(0.76)	(0.30)
Net asset value at end of period	$12.62	$12.23	$15.21	$13.76	$13.57	$13.06
Total return	7.92%[2]	(15.69%)	13.46%	6.38%	10.42%	(0.52%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00%[4]	0.00%[5]	0.00%	0.00%	0.00%	0.00%[6]
Gross operating expenses[3]	0.15%[4]	0.14%[5]	0.12%	0.14%	0.17%	0.12%
Net investment income (loss)	3.12%[4]	2.04%	1.50%	2.03%	2.33%	2.15%
Portfolio turnover rate	8%[2]	24%	21%	27%	13%	16%
Net assets, end of period (x 1,000)	$47,155	$46,359	$65,477	$55,507	$51,106	$51,996

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
See financial notes
31Schwab Target Funds | Semiannual Report

Schwab Target 2010 Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 75.2% OF NET ASSETS

U.S. Stocks 20.4%
Large-Cap 18.0%
Schwab Core Equity Fund	$826,164	$118,325	($96,546)	$1,334	($39,501)	$809,776	43,795	$118,325
Schwab Fundamental US Large Company Index Fund	978,652	20,220	(75,000)	(5,745)	37,391	955,518	43,571	20,220
Schwab S&P 500 Index Fund	5,568,093	504,527	(714,299)	90,721	297,244	5,746,286	89,590	94,527
Schwab Select Large Cap Growth Fund *	1,015,537	118,747	(173,006)	(72,068)	99,423	988,633	49,112	118,747
						8,500,213
Mid-Cap 1.2%
Schwab U.S. Mid-Cap Index Fund	310,945	285,648	(50,343)	2,952	8,987	558,189	10,536	5,647
Small-Cap 1.2%
Schwab Small-Cap Equity Fund	705,428	60,625	(116,198)	(9,978)	(63,388)	576,489	34,274	60,625
						9,634,891

International Stocks 7.9%
Developed Markets 7.9%
Schwab Fundamental International Large Company Index Fund	—	191,482	—	—	3,114	194,596	19,460	—
Schwab International Core Equity Fund	1,678,548	126,142	(649,562)	(12,753)	314,368	1,456,743	141,157	56,142
Schwab International Opportunities Fund	2,348,144	88,168	(750,196)	(156,602)	555,316	2,084,830	104,924	88,168
						3,736,169

Real Estate 2.4%
Global Real Estate 2.4%
Schwab Global Real Estate Fund	1,180,683	19,447	(130,238)	(30,466)	98,800	1,138,226	182,994	19,447

Fixed Income 40.8%
Inflation-Protected Bond 6.7%
Schwab Treasury Inflation Protected Securities Index Fund	3,062,555	231,403	(175,000)	(19,219)	39,728	3,139,467	298,997	111,403
Intermediate-Term Bond 26.1%
Schwab U.S. Aggregate Bond Index Fund	11,807,858	615,640	(735,000)	(114,416)	740,947	12,315,029	1,359,275	180,792
Short-Term Bond 8.0%
Schwab Short-Term Bond Index Fund	4,518,216	173,940	(1,040,000)	(62,412)	166,771	3,756,515	393,352	53,942
						19,211,011

Money Market Funds 3.7%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.82% (b)	1,707,758	36,783	—	—	164	1,744,705	1,744,531	37,834
Total Affiliated Underlying Funds (Cost $32,011,295)	$35,708,581	$2,591,097	($4,705,388 )	($388,652 )	$2,259,364	$35,465,002		$965,819

See financial notes
Schwab Target Funds | Semiannual Report32

Schwab Target 2010 Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 23.9% OF NET ASSETS

U.S. Stocks 5.8%
Large-Cap 5.3%
ClearBridge Large Cap Growth Fund, Class IS *						$1,241,508	22,552
Dodge & Cox Stock Fund, Class I						1,256,181	5,737
						2,497,689
Small-Cap 0.5%
ClearBridge Small Cap Growth Fund, Class IS *						206,788	5,335
						2,704,477

Fixed Income 18.1%
Intermediate-Term Bond 16.1%
Baird Aggregate Bond Fund, Institutional Class						6,412,581	650,363
Loomis Sayles Investment Grade Bond Fund, Class Y						399,223	40,326
Western Asset Core Plus Bond Fund, Class I						763,088	79,406
						7,574,892
International Bond 2.0%
PIMCO International Bond Fund (U.S. Dollar- Hedged), Institutional Class						972,291	102,239
						8,547,183
Total Unaffiliated Underlying Funds (Cost $11,540,945)						$11,251,660
Total Investments in Securities (Cost $43,552,240)						$46,716,662

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
At April 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be
Level 1, Level 2 or Level 3. (See financial note 2(a) for additional information).
See financial notes
33Schwab Target Funds | Semiannual Report

Schwab Target 2010 Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $32,011,295)		$35,465,002
Investments in securities, at value - unaffiliated (cost $11,540,945)		11,251,660
Cash		398,468
Receivables:
Investments sold		222,000
Dividends		45,081
Due from investment adviser		6,328
Fund shares sold		1,053
Prepaid expenses	+	5,692
Total assets		47,395,284

Liabilities
Payables:
Fund shares redeemed		178,762
Investments bought		41,870
Independent trustees’ fees		140
Accrued expenses	+	19,659
Total liabilities		240,431
Net assets		$47,154,853

Net Assets by Source
Capital received from investors		$44,383,230
Total distributable earnings	+	2,771,623
Net assets		$47,154,853

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$47,154,853		3,735,869		$12.62

See financial notes
Schwab Target Funds | Semiannual Report34

Schwab Target 2010 Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - affiliated		$591,342
Dividends received from securities - unaffiliated		146,811
Interest received from securities - unaffiliated	+	3,896
Total investment income		742,049

Expenses
Professional fees		11,128
Registration fees		9,794
Portfolio accounting fees		5,760
Independent trustees’ fees		3,220
Shareholder reports		2,853
Transfer agent fees		582
Custodian fees		544
Other expenses	+	1,173
Total expenses		35,054
Expense reduction	–	35,054
Net expenses	–	—
Net investment income		742,049

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated		374,477
Realized capital gain distributions received from underlying funds - unaffiliated		157,472
Net realized losses on sales of securities - affiliated		(388,652)
Net realized losses on sales of securities - unaffiliated	+	(37,591)
Net realized gains		105,706
Net change in unrealized appreciation (depreciation) on securities - affiliated		2,259,364
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	530,594
Net change in unrealized appreciation (depreciation)	+	2,789,958
Net realized and unrealized gains		2,895,664
Increase in net assets resulting from operations		$3,637,713
See financial notes
35Schwab Target Funds | Semiannual Report

Schwab Target 2010 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$742,049	$1,127,766
Net realized gains		105,706	784,891
Net change in unrealized appreciation (depreciation)	+	2,789,958	(11,194,504)
Increase (decrease) in net assets resulting from operations		$3,637,713	($9,281,847 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($2,099,711 )	($3,070,834 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		174,124	$2,142,926	570,204	$7,624,804
Shares reinvested		154,395	1,854,287	188,385	2,752,308
Shares redeemed	+	(382,538)	(4,739,305)	(1,273,388)	(17,142,875)
Net transactions in fund shares		(54,019)	($742,092 )	(514,799)	($6,765,763 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,789,888	$46,358,943	4,304,687	$65,477,387
Total increase (decrease)	+	(54,019)	795,910	(514,799)	(19,118,444)
End of period		3,735,869	$47,154,853	3,789,888	$46,358,943
See financial notes
Schwab Target Funds | Semiannual Report36

Schwab Target 2015 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$10.48	$13.36	$12.18	$12.07	$11.49	$12.21
Income (loss) from investment operations:
Net investment income (loss)[1]	0.16	0.23	0.19	0.25	0.27	0.25
Net realized and unrealized gains (losses)	0.67	(2.24)	1.54	0.50	0.86	(0.30)
Total from investment operations	0.83	(2.01)	1.73	0.75	1.13	(0.05)
Less distributions:
Distributions from net investment income	(0.26)	(0.28)	(0.24)	(0.31)	(0.30)	(0.27)
Distributions from net realized gains	(0.39)	(0.59)	(0.31)	(0.33)	(0.25)	(0.40)
Total distributions	(0.65)	(0.87)	(0.55)	(0.64)	(0.55)	(0.67)
Net asset value at end of period	$10.66	$10.48	$13.36	$12.18	$12.07	$11.49
Total return	8.29%[2]	(16.15%)	14.54%	6.41%	10.48%	(0.57%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00%[4]	0.00%[5]	0.00%	0.00%	0.00%	0.00%[6]
Gross operating expenses[3]	0.12%[4]	0.11%[5]	0.08%	0.10%	0.11%	0.07%
Net investment income (loss)	3.13%[4]	1.97%	1.47%	2.07%	2.35%	2.12%
Portfolio turnover rate	5%[2]	19%	14%	15%	10%	14%
Net assets, end of period (x 1,000)	$56,881	$57,879	$81,399	$77,274	$81,139	$90,292

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
See financial notes
37Schwab Target Funds | Semiannual Report

Schwab Target 2015 Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 75.6% OF NET ASSETS

U.S. Stocks 22.2%
Large-Cap 19.8%
Schwab Core Equity Fund	$1,110,851	$159,098	($140,000)	($1,855)	($54,302)	$1,073,792	58,074	$159,098
Schwab Fundamental US Large Company Index Fund	1,306,242	25,381	(120,000)	(7,009)	50,444	1,255,058	57,230	25,381
Schwab S&P 500 Index Fund	7,789,834	124,070	(754,999)	459,500	69,928	7,688,333	119,868	124,070
Schwab Select Large Cap Growth Fund *	1,064,728	124,499	—	—	36,270	1,225,497	60,879	124,499
						11,242,680
Mid-Cap 1.0%
Schwab U.S. Mid-Cap Index Fund	446,819	131,149	—	—	4,409	582,377	10,992	6,995
Small-Cap 1.4%
Schwab Small-Cap Equity Fund	925,566	83,154	(112,847)	(1,144)	(95,111)	799,618	47,540	83,154
						12,624,675

International Stocks 9.1%
Developed Markets 9.1%
Schwab Fundamental International Large Company Index Fund	—	265,514	—	—	4,317	269,831	26,983	—
Schwab International Core Equity Fund	2,398,451	79,244	(834,972)	(16,743)	433,207	2,059,187	199,534	79,244
Schwab International Opportunities Fund	3,360,046	123,136	(1,222,336)	(14,460)	596,922	2,843,308	143,096	123,136
						5,172,326

Real Estate 2.8%
Global Real Estate 2.8%
Schwab Global Real Estate Fund	1,613,749	26,769	(162,247)	(28,680)	125,967	1,575,558	253,305	26,769

Fixed Income 38.0%
Inflation-Protected Bond 6.3%
Schwab Treasury Inflation Protected Securities Index Fund	3,659,414	202,274	(331,001)	(22,734)	48,773	3,556,726	338,736	125,327
Intermediate-Term Bond 24.3%
Schwab U.S. Aggregate Bond Index Fund	13,464,248	399,254	(738,000)	(91,508)	805,460	13,839,454	1,527,534	203,817
Short-Term Bond 7.4%
Schwab Short-Term Bond Index Fund	5,279,826	59,742	(1,245,000)	(76,311)	192,772	4,211,029	440,945	59,742
						21,607,209

Money Market Funds 3.5%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.82% (b)	1,957,711	42,167	—	—	188	2,000,066	1,999,866	43,371
Total Affiliated Underlying Funds (Cost $37,726,927)	$44,377,485	$1,845,451	($5,661,402 )	$199,056	$2,219,244	$42,979,834		$1,184,603

See financial notes
Schwab Target Funds | Semiannual Report38

Schwab Target 2015 Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 23.8% OF NET ASSETS

U.S. Stocks 6.4%
Large-Cap 5.9%
ClearBridge Large Cap Growth Fund, Class IS *						$1,655,396	30,071
Dodge & Cox Stock Fund, Class I						1,679,293	7,670
						3,334,689
Small-Cap 0.5%
ClearBridge Small Cap Growth Fund, Class IS *						289,054	7,458
						3,623,743

Fixed Income 17.4%
Intermediate-Term Bond 15.2%
Baird Aggregate Bond Fund, Institutional Class						6,829,046	692,601
Loomis Sayles Investment Grade Bond Fund, Class Y						626,485	63,281
Western Asset Core Plus Bond Fund, Class I						1,220,278	126,980
						8,675,809
International Bond 2.2%
PIMCO International Bond Fund (U.S. Dollar- Hedged), Institutional Class						1,246,725	131,096
						9,922,534
Total Unaffiliated Underlying Funds (Cost $13,847,369)						$13,546,277
Total Investments in Securities (Cost $51,574,296)						$56,526,111

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
At April 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be
Level 1, Level 2 or Level 3. (See financial note 2(a) for additional information).
See financial notes
39Schwab Target Funds | Semiannual Report

Schwab Target 2015 Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $37,726,927)		$42,979,834
Investments in securities, at value - unaffiliated (cost $13,847,369)		13,546,277
Cash		332,269
Receivables:
Investments sold		133,000
Dividends		52,466
Due from investment adviser		6,401
Fund shares sold		677
Prepaid expenses	+	12,541
Total assets		57,063,465

Liabilities
Payables:
Fund shares redeemed		113,325
Investments bought		48,768
Independent trustees’ fees		143
Accrued expenses	+	20,031
Total liabilities		182,267
Net assets		$56,881,198

Net Assets by Source
Capital received from investors		$51,348,169
Total distributable earnings	+	5,533,029
Net assets		$56,881,198

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$56,881,198		5,338,446		$10.66

See financial notes
Schwab Target Funds | Semiannual Report40

Schwab Target 2015 Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - affiliated		$717,537
Dividends received from securities - unaffiliated		175,975
Interest received from securities - unaffiliated	+	3,029
Total investment income		896,541

Expenses
Professional fees		11,138
Registration fees		9,118
Portfolio accounting fees		5,827
Independent trustees’ fees		3,235
Shareholder reports		2,960
Transfer agent fees		829
Custodian fees		559
Other expenses	+	1,216
Total expenses		34,882
Expense reduction	–	34,882
Net expenses	–	—
Net investment income		896,541

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated		467,066
Realized capital gain distributions received from underlying funds - unaffiliated		211,139
Net realized gains on sales of securities - affiliated		199,056
Net realized losses on sales of securities - unaffiliated	+	(79,125)
Net realized gains		798,136
Net change in unrealized appreciation (depreciation) on securities - affiliated		2,219,244
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	685,312
Net change in unrealized appreciation (depreciation)	+	2,904,556
Net realized and unrealized gains		3,702,692
Increase in net assets resulting from operations		$4,599,233
See financial notes
41Schwab Target Funds | Semiannual Report

Schwab Target 2015 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$896,541	$1,373,612
Net realized gains		798,136	2,475,134
Net change in unrealized appreciation (depreciation)	+	2,904,556	(16,076,607)
Increase (decrease) in net assets resulting from operations		$4,599,233	($12,227,861 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($3,520,737 )	($5,182,871 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		37,858	$397,428	297,978	$3,496,419
Shares reinvested		317,518	3,213,282	380,762	4,793,794
Shares redeemed	+	(539,403)	(5,687,398)	(1,248,825)	(14,398,775)
Net transactions in fund shares		(184,027)	($2,076,688 )	(570,085)	($6,108,562 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,522,473	$57,879,390	6,092,558	$81,398,684
Total decrease	+	(184,027)	(998,192)	(570,085)	(23,519,294)
End of period		5,338,446	$56,881,198	5,522,473	$57,879,390
See financial notes
Schwab Target Funds | Semiannual Report42

Schwab Target 2020 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$12.55	$16.14	$14.55	$14.46	$13.87	$14.71
Income (loss) from investment operations:
Net investment income (loss)[1]	0.20	0.28	0.23	0.30	0.32	0.30
Net realized and unrealized gains (losses)	0.82	(2.72)	1.94	0.58	1.04	(0.33)
Total from investment operations	1.02	(2.44)	2.17	0.88	1.36	(0.03)
Less distributions:
Distributions from net investment income	(0.31)	(0.35)	(0.29)	(0.36)	(0.35)	(0.33)
Distributions from net realized gains	(0.44)	(0.80)	(0.29)	(0.43)	(0.42)	(0.48)
Total distributions	(0.75)	(1.15)	(0.58)	(0.79)	(0.77)	(0.81)
Net asset value at end of period	$12.82	$12.55	$16.14	$14.55	$14.46	$13.87
Total return	8.40%[2]	(16.35%)	15.27%	6.33%	10.58%	(0.32%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00%[4]	0.00%[5]	0.00%	0.00%	0.00%	0.00%
Gross operating expenses[3]	0.03%[4]	0.03%[5]	0.02%	0.02%	0.03%	0.02%
Net investment income (loss)	3.12%[4]	1.97%	1.47%	2.13%	2.28%	2.07%
Portfolio turnover rate	5%[2]	17%	10%	17%	14%	18%
Net assets, end of period (x 1,000)	$374,961	$383,963	$531,012	$525,444	$548,690	$541,856

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
43Schwab Target Funds | Semiannual Report

Schwab Target 2020 Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 75.6% OF NET ASSETS

U.S. Stocks 23.2%
Large-Cap 20.3%
Schwab Core Equity Fund	$8,292,907	$1,107,502	($1,480,000)	$192,560	($512,917)	$7,600,052	411,036	$1,107,502
Schwab Fundamental US Large Company Index Fund	6,138,957	126,835	—	—	218,877	6,484,669	295,699	126,835
Schwab S&P 500 Index Fund	55,195,348	901,683	(5,042,823)	3,265,172	442,634	54,762,014	853,789	901,683
Schwab Select Large Cap Growth Fund *	6,434,942	752,441	—	—	219,207	7,406,590	367,938	752,441
						76,253,325
Mid-Cap 1.4%
Schwab U.S. Mid-Cap Index Fund	3,310,975	1,963,003	—	—	(11,477)	5,262,501	99,330	51,830
Small-Cap 1.5%
Schwab Small-Cap Equity Fund	6,086,616	546,831	(568,685)	34,475	(681,568)	5,417,669	322,097	546,831
						86,933,495

International Stocks 10.0%
Developed Markets 10.0%
Schwab Fundamental International Large Company Index Fund	—	1,930,731	—	—	31,394	1,962,125	196,212	—
Schwab International Core Equity Fund	17,430,537	565,034	(6,015,792)	(51,237)	3,100,863	15,029,405	1,456,338	565,034
Schwab International Opportunities Fund	24,565,295	867,821	(9,241,701)	(667,017)	4,899,256	20,423,654	1,027,864	867,821
						37,415,184

Real Estate 2.9%
Global Real Estate 2.9%
Schwab Global Real Estate Fund	11,428,058	182,259	(1,390,092)	(336,444)	991,868	10,875,649	1,748,497	182,259

Fixed Income 36.2%
Inflation-Protected Bond 6.1%
Schwab Treasury Inflation Protected Securities Index Fund	23,534,113	811,471	(1,752,566)	(143,095)	286,155	22,736,078	2,165,341	811,471
Intermediate-Term Bond 23.1%
Schwab U.S. Aggregate Bond Index Fund	85,184,431	2,417,639	(5,413,706)	(705,100)	5,183,438	86,666,702	9,565,861	1,282,219
Short-Term Bond 7.0%
Schwab Short-Term Bond Index Fund	32,998,417	376,404	(7,750,006)	(467,149)	1,202,914	26,360,580	2,760,270	376,404
						135,763,360

Money Market Funds 3.3%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.82% (b)	12,062,266	259,811	—	—	1,157	12,323,234	12,322,001	267,230
Total Affiliated Underlying Funds (Cost $242,571,641)	$292,662,862	$12,809,465	($38,655,371 )	$1,122,165	$15,371,801	$283,310,922		$7,839,560

See financial notes
Schwab Target Funds | Semiannual Report44

Schwab Target 2020 Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 23.9% OF NET ASSETS

U.S. Stocks 6.9%
Large-Cap 6.4%
ClearBridge Large Cap Growth Fund, Class IS *						$11,941,219	216,916
Dodge & Cox Stock Fund, Class I						11,972,849	54,683
						23,914,068
Small-Cap 0.5%
ClearBridge Small Cap Growth Fund, Class IS *						1,861,825	48,035
						25,775,893

Fixed Income 17.0%
Intermediate-Term Bond 14.8%
Baird Aggregate Bond Fund, Institutional Class						40,795,170	4,137,441
Loomis Sayles Investment Grade Bond Fund, Class Y						4,689,781	473,715
Western Asset Core Plus Bond Fund, Class I						10,194,163	1,060,787
						55,679,114
International Bond 2.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						8,324,631	875,355
						64,003,745
Total Unaffiliated Underlying Funds (Cost $91,493,916)						$89,779,638
Total Investments in Securities (Cost $334,065,557)						$373,090,560

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
At April 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be
Level 1, Level 2 or Level 3. (See financial note 2(a) for additional information).
See financial notes
45Schwab Target Funds | Semiannual Report

Schwab Target 2020 Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $242,571,641)		$283,310,922
Investments in securities, at value - unaffiliated (cost $91,493,916)		89,779,638
Cash		626,362
Receivables:
Investments sold		1,460,000
Dividends		336,786
Due from investment adviser		8,560
Fund shares sold		2,987
Prepaid expenses	+	6,637
Total assets		375,531,892

Liabilities
Payables:
Investments bought		313,868
Fund shares redeemed		229,620
Independent trustees’ fees		193
Accrued expenses	+	27,553
Total liabilities		571,234
Net assets		$374,960,658

Net Assets by Source
Capital received from investors		$330,659,550
Total distributable earnings	+	44,301,108
Net assets		$374,960,658

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$374,960,658		29,241,991		$12.82

See financial notes
Schwab Target Funds | Semiannual Report46

Schwab Target 2020 Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - affiliated		$4,740,469
Dividends received from securities - unaffiliated		1,158,744
Interest received from securities - unaffiliated	+	16,718
Total investment income		5,915,931

Expenses
Portfolio accounting fees		12,007
Registration fees		11,527
Professional fees		11,440
Shareholder reports		7,772
Independent trustees’ fees		3,701
Transfer agent fees		1,125
Custodian fees		536
Other expenses	+	2,575
Total expenses		50,683
Expense reduction	–	50,683
Net expenses	–	—
Net investment income		5,915,931

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated		3,099,091
Realized capital gain distributions received from underlying funds - unaffiliated		1,525,195
Net realized gains on sales of securities - affiliated		1,122,165
Net realized losses on sales of securities - unaffiliated	+	(525,205)
Net realized gains		5,221,246
Net change in unrealized appreciation (depreciation) on securities - affiliated		15,371,801
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	4,497,098
Net change in unrealized appreciation (depreciation)	+	19,868,899
Net realized and unrealized gains		25,090,145
Increase in net assets resulting from operations		$31,006,076
See financial notes
47Schwab Target Funds | Semiannual Report

Schwab Target 2020 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$5,915,931	$8,989,486
Net realized gains		5,221,246	15,778,863
Net change in unrealized appreciation (depreciation)	+	19,868,899	(105,913,687)
Increase (decrease) in net assets resulting from operations		$31,006,076	($81,145,338 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($21,994,178 )	($37,368,972 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		582,172	$7,300,957	1,284,284	$18,669,459
Shares reinvested		1,686,974	20,530,467	2,320,540	35,086,570
Shares redeemed	+	(3,612,226)	(45,845,877)	(5,910,068)	(82,290,268)
Net transactions in fund shares		(1,343,080)	($18,014,453 )	(2,305,244)	($28,534,239 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		30,585,071	$383,963,213	32,890,315	$531,011,762
Total decrease	+	(1,343,080)	(9,002,555)	(2,305,244)	(147,048,549)
End of period		29,241,991	$374,960,658	30,585,071	$383,963,213
See financial notes
Schwab Target Funds | Semiannual Report48

Schwab Target 2025 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$13.43	$17.30	$14.81	$14.74	$14.10	$14.71
Income (loss) from investment operations:
Net investment income (loss)[1]	0.21	0.27	0.22	0.31	0.30	0.28
Net realized and unrealized gains (losses)	0.97	(3.09)	2.74	0.55	1.10	(0.34)
Total from investment operations	1.18	(2.82)	2.96	0.86	1.40	(0.06)
Less distributions:
Distributions from net investment income	(0.30)	(0.39)	(0.28)	(0.35)	(0.34)	(0.34)
Distributions from net realized gains	(0.45)	(0.66)	(0.19)	(0.44)	(0.42)	(0.21)
Total distributions	(0.75)	(1.05)	(0.47)	(0.79)	(0.76)	(0.55)
Net asset value at end of period	$13.86	$13.43	$17.30	$14.81	$14.74	$14.10
Total return	9.08%[2]	(17.39%)	20.25%	5.98%	10.79%	(0.53%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00%[4]	0.00%[5]	0.00%	0.00%	0.00%	0.00%
Gross operating expenses[3]	0.02%[4]	0.03%[5]	0.02%	0.02%	0.03%	0.02%
Net investment income (loss)	3.08%[4]	1.82%	1.33%	2.14%	2.10%	1.88%
Portfolio turnover rate	7%[2]	19%	16%	16%	15%	13%
Net assets, end of period (x 1,000)	$498,436	$494,852	$662,236	$571,738	$577,095	$530,596

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
49Schwab Target Funds | Semiannual Report

Schwab Target 2025 Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 73.9% OF NET ASSETS

U.S. Stocks 25.8%
Large-Cap 22.9%
Schwab Core Equity Fund	$14,329,466	$2,052,295	($2,738,034)	$8,565	($744,308)	$12,907,984	698,106	$2,052,295
Schwab Fundamental US Large Company Index Fund	8,345,262	172,419	—	—	297,540	8,815,221	401,971	172,419
Schwab S&P 500 Index Fund	83,904,912	1,370,689	(10,619,021)	4,045,022	1,397,360	80,098,962	1,248,815	1,370,689
Schwab Select Large Cap Growth Fund *	10,638,293	1,243,941	—	—	362,393	12,244,627	608,278	1,243,941
						114,066,794
Mid-Cap 1.1%
Schwab U.S. Mid-Cap Index Fund	5,264,531	82,411	—	—	117,115	5,464,057	103,134	82,411
Small-Cap 1.8%
Schwab Small-Cap Equity Fund	10,592,938	951,687	(1,230,081)	57,553	(1,199,357)	9,172,740	545,347	951,687
						128,703,591

International Stocks 12.8%
Developed Markets 12.8%
Schwab Fundamental International Large Company Index Fund	—	3,271,375	—	—	53,194	3,324,569	332,457	—
Schwab International Core Equity Fund	28,797,712	970,651	(9,037,681)	(283,749)	5,263,730	25,710,663	2,491,343	970,651
Schwab International Opportunities Fund	41,541,259	1,552,392	(15,456,619)	(3,208,686)	10,449,490	34,877,836	1,755,301	1,552,392
						63,913,068

Real Estate 3.5%
Global Real Estate 3.5%
Schwab Global Real Estate Fund	17,761,496	293,024	(1,963,127)	(385,508)	1,466,990	17,172,875	2,760,912	293,024

Fixed Income 29.2%
Inflation-Protected Bond 4.2%
Schwab Treasury Inflation Protected Securities Index Fund	17,537,680	4,449,830	(1,280,000)	(232,835)	390,267	20,864,942	1,987,137	610,559
Intermediate-Term Bond 19.2%
Schwab U.S. Aggregate Bond Index Fund	85,748,757	9,380,099	(4,110,000)	(759,667)	5,306,518	95,565,707	10,548,091	1,357,239
Short-Term Bond 5.8%
Schwab Short-Term Bond Index Fund	32,760,535	397,984	(5,040,000)	(429,935)	1,181,566	28,870,150	3,023,052	397,984
						145,300,799

Money Market Funds 2.6%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.82% (b)	12,758,249	274,800	—	—	1,225	13,034,274	13,032,971	282,648
Total Affiliated Underlying Funds (Cost $321,486,194)	$369,981,090	$26,463,597	($51,474,563 )	($1,189,240 )	$24,343,723	$368,124,607		$11,337,939

See financial notes
Schwab Target Funds | Semiannual Report50

Schwab Target 2025 Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 25.5% OF NET ASSETS

U.S. Stocks 8.2%
Large-Cap 7.5%
ClearBridge Large Cap Growth Fund, Class IS *						$17,994,682	326,879
Dodge & Cox Stock Fund, Class I						19,567,156	89,368
						37,561,838
Small-Cap 0.7%
ClearBridge Small Cap Growth Fund, Class IS *						3,261,853	84,155
						40,823,691

International Stocks 0.3%
Emerging Markets 0.3%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						1,328,827	172,351

Fixed Income 17.0%
Intermediate-Term Bond 13.9%
Baird Aggregate Bond Fund, Institutional Class						41,696,539	4,228,858
Loomis Sayles Investment Grade Bond Fund, Class Y						9,263,045	935,661
Western Asset Core Plus Bond Fund, Class I						18,263,564	1,900,475
						69,223,148
International Bond 3.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						15,773,716	1,658,645
						84,996,864
Total Unaffiliated Underlying Funds (Cost $130,008,797)						$127,149,382
Total Investments in Securities (Cost $451,494,991)						$495,273,989

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
At April 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be
Level 1, Level 2 or Level 3. (See financial note 2(a) for additional information).
See financial notes
51Schwab Target Funds | Semiannual Report

Schwab Target 2025 Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $321,486,194)		$368,124,607
Investments in securities, at value - unaffiliated (cost $130,008,797)		127,149,382
Cash		2,131,451
Receivables:
Investments sold		1,260,000
Dividends		406,974
Fund shares sold		29,882
Due from investment adviser		8,411
Prepaid expenses	+	16,914
Total assets		499,127,621

Liabilities
Payables:
Investments bought		382,515
Fund shares redeemed		280,186
Independent trustees’ fees		203
Accrued expenses	+	28,700
Total liabilities		691,604
Net assets		$498,436,017

Net Assets by Source
Capital received from investors		$449,785,097
Total distributable earnings	+	48,650,920
Net assets		$498,436,017

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$498,436,017		35,961,911		$13.86

See financial notes
Schwab Target Funds | Semiannual Report52

Schwab Target 2025 Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - affiliated		$6,068,662
Dividends received from securities - unaffiliated		1,596,088
Interest received from securities - unaffiliated	+	24,187
Total investment income		7,688,937

Expenses
Registration fees		13,877
Portfolio accounting fees		12,562
Professional fees		11,575
Shareholder reports		7,923
Independent trustees’ fees		3,860
Transfer agent fees		2,874
Custodian fees		536
Other expenses	+	3,087
Total expenses		56,294
Expense reduction	–	56,294
Net expenses	–	—
Net investment income		7,688,937

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated		5,269,277
Realized capital gain distributions received from underlying funds - unaffiliated		2,340,104
Net realized losses on sales of securities - affiliated		(1,189,240)
Net realized losses on sales of securities - unaffiliated	+	(402,264)
Net realized gains		6,017,877
Net change in unrealized appreciation (depreciation) on securities - affiliated		24,343,723
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	5,652,726
Net change in unrealized appreciation (depreciation)	+	29,996,449
Net realized and unrealized gains		36,014,326
Increase in net assets resulting from operations		$43,703,263
See financial notes
53Schwab Target Funds | Semiannual Report

Schwab Target 2025 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$7,688,937	$10,555,630
Net realized gains		6,017,877	21,076,429
Net change in unrealized appreciation (depreciation)	+	29,996,449	(142,690,861)
Increase (decrease) in net assets resulting from operations		$43,703,263	($111,058,802 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($27,021,252 )	($40,238,108 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,011,223	$13,803,237	3,386,870	$52,261,525
Shares reinvested		1,957,997	25,630,179	2,343,986	38,464,811
Shares redeemed	+	(3,853,155)	(52,531,068)	(7,174,723)	(106,813,544)
Net transactions in fund shares		(883,935)	($13,097,652 )	(1,443,867)	($16,087,208 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		36,845,846	$494,851,658	38,289,713	$662,235,776
Total increase (decrease)	+	(883,935)	3,584,359	(1,443,867)	(167,384,118)
End of period		35,961,911	$498,436,017	36,845,846	$494,851,658
See financial notes
Schwab Target Funds | Semiannual Report54

Schwab Target 2030 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$14.39	$18.88	$15.67	$15.79	$15.24	$16.10
Income (loss) from investment operations:
Net investment income (loss)[1]	0.22	0.27	0.22	0.33	0.30	0.29
Net realized and unrealized gains (losses)	1.14	(3.53)	3.54	0.57	1.21	(0.38)
Total from investment operations	1.36	(3.26)	3.76	0.90	1.51	(0.09)
Less distributions:
Distributions from net investment income	(0.29)	(0.45)	(0.27)	(0.37)	(0.37)	(0.39)
Distributions from net realized gains	(0.65)	(0.78)	(0.28)	(0.65)	(0.59)	(0.38)
Total distributions	(0.94)	(1.23)	(0.55)	(1.02)	(0.96)	(0.77)
Net asset value at end of period	$14.81	$14.39	$18.88	$15.67	$15.79	$15.24
Total return	9.86%[2]	(18.51%)	24.38%	5.81%	10.94%	(0.75%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00%[4]	0.00%[5]	0.00%	0.00%	0.00%	0.00%
Gross operating expenses[3]	0.01%[4]	0.02%[5]	0.01%	0.02%	0.02%	0.02%
Net investment income (loss)	2.98%[4]	1.65%	1.21%	2.15%	2.00%	1.79%
Portfolio turnover rate	7%[2]	16%	14%	13%	17%	14%
Net assets, end of period (x 1,000)	$955,510	$901,007	$1,166,390	$965,288	$998,681	$957,756

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
55Schwab Target Funds | Semiannual Report

Schwab Target 2030 Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 72.9% OF NET ASSETS

U.S. Stocks 31.9%
Large-Cap 28.0%
Schwab Core Equity Fund	$32,445,258	$4,646,875	($2,574,320)	$69,070	($1,484,409)	$33,102,474	1,790,291	$4,646,875
Schwab Fundamental US Large Company Index Fund	21,830,992	451,043	—	—	778,357	23,060,392	1,051,545	451,043
Schwab S&P 500 Index Fund	171,179,899	2,796,433	(8,782,605)	596,223	11,051,873	176,841,823	2,757,122	2,796,433
Schwab Select Large Cap Growth Fund *	29,002,992	4,539,521	—	—	1,065,306	34,607,819	1,719,216	3,391,334
						267,612,508
Mid-Cap 1.3%
Schwab U.S. Mid-Cap Index Fund	11,694,004	183,057	—	—	260,145	12,137,206	229,090	183,057
Small-Cap 2.6%
Schwab Small-Cap Equity Fund	26,985,882	2,424,455	(1,400,000)	84,872	(3,045,104)	25,050,105	1,489,305	2,424,455
						304,799,819

International Stocks 16.7%
Developed Markets 16.7%
Schwab Fundamental International Large Company Index Fund	—	7,871,887	—	—	127,998	7,999,885	799,989	—
Schwab International Core Equity Fund	65,372,837	2,259,746	(15,338,536)	(979,509)	12,550,374	63,864,912	6,188,460	2,259,746
Schwab International Opportunities Fund	93,059,884	3,544,258	(25,599,391)	(5,461,765)	21,700,120	87,243,106	4,390,695	3,544,258
						159,107,903

Real Estate 4.2%
Global Real Estate 4.2%
Schwab Global Real Estate Fund	39,349,502	670,237	(2,009,844)	(394,683)	2,649,497	40,264,709	6,473,426	670,237

Fixed Income 18.5%
Inflation-Protected Bond 1.5%
Schwab Treasury Inflation Protected Securities Index Fund	10,878,574	3,614,355	(630,000)	(105,184)	220,631	13,978,376	1,331,274	373,629
Intermediate-Term Bond 13.1%
Schwab U.S. Aggregate Bond Index Fund	105,717,569	13,993,312	—	—	5,648,372	125,359,253	13,836,562	1,710,467
Short-Term Bond 3.9%
Schwab Short-Term Bond Index Fund	40,460,152	507,852	(4,209,998)	(404,991)	1,351,023	37,704,038	3,948,067	507,852
						177,041,667

Money Market Funds 1.6%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.82% (b)	14,781,105	318,372	—	—	1,418	15,100,895	15,099,385	327,463
Total Affiliated Underlying Funds (Cost $562,135,739)	$662,758,650	$47,821,403	($60,544,694 )	($6,595,967 )	$52,875,601	$696,314,993		$23,286,849

See financial notes
Schwab Target Funds | Semiannual Report56

Schwab Target 2030 Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 26.3% OF NET ASSETS

U.S. Stocks 9.8%
Large-Cap 8.9%
ClearBridge Large Cap Growth Fund, Class IS *						$37,094,580	673,834
Dodge & Cox Stock Fund, Class I						48,535,814	221,675
						85,630,394
Small-Cap 0.9%
ClearBridge Small Cap Growth Fund, Class IS *						8,527,806	220,016
						94,158,200

International Stocks 1.1%
Emerging Markets 1.1%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						10,195,931	1,322,430

Fixed Income 15.4%
Intermediate-Term Bond 11.4%
Baird Aggregate Bond Fund, Institutional Class						46,034,010	4,668,764
Loomis Sayles Investment Grade Bond Fund, Class Y						26,024,946	2,628,782
Western Asset Core Plus Bond Fund, Class I						36,300,440	3,777,361
						108,359,396
International Bond 4.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						38,428,685	4,040,871
						146,788,081
Total Unaffiliated Underlying Funds (Cost $256,790,621)						$251,142,212
Total Investments in Securities (Cost $818,926,360)						$947,457,205

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
At April 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be
Level 1, Level 2 or Level 3. (See financial note 2(a) for additional information).
See financial notes
57Schwab Target Funds | Semiannual Report

Schwab Target 2030 Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $562,135,739)		$696,314,993
Investments in securities, at value - unaffiliated (cost $256,790,621)		251,142,212
Cash		8,555,486
Receivables:
Dividends		603,768
Fund shares sold		170,501
Due from investment adviser		9,685
Prepaid expenses	+	9,624
Total assets		956,806,269

Liabilities
Payables:
Fund shares redeemed		687,939
Investments bought		575,158
Independent trustees’ fees		232
Accrued expenses	+	32,966
Total liabilities		1,296,295
Net assets		$955,509,974

Net Assets by Source
Capital received from investors		$819,555,698
Total distributable earnings	+	135,954,276
Net assets		$955,509,974

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$955,509,974		64,527,473		$14.81

See financial notes
Schwab Target Funds | Semiannual Report58

Schwab Target 2030 Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - affiliated		$10,735,857
Dividends received from securities - unaffiliated		3,045,596
Interest received from securities - unaffiliated	+	55,300
Total investment income		13,836,753

Expenses
Registration fees		16,619
Portfolio accounting fees		14,564
Shareholder reports		13,741
Professional fees		11,972
Independent trustees’ fees		4,432
Transfer agent fees		1,306
Custodian fees		541
Other expenses	+	4,852
Total expenses		68,027
Expense reduction	–	68,027
Net expenses	–	—
Net investment income		13,836,753

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated		12,550,992
Realized capital gain distributions received from underlying funds - unaffiliated		4,963,181
Net realized losses on sales of securities - affiliated		(6,595,967)
Net realized losses on sales of securities - unaffiliated	+	(693,793)
Net realized gains		10,224,413
Net change in unrealized appreciation (depreciation) on securities - affiliated		52,875,601
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	10,204,096
Net change in unrealized appreciation (depreciation)	+	63,079,697
Net realized and unrealized gains		73,304,110
Increase in net assets resulting from operations		$87,140,863
See financial notes
59Schwab Target Funds | Semiannual Report

Schwab Target 2030 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$13,836,753	$17,018,159
Net realized gains		10,224,413	51,804,274
Net change in unrealized appreciation (depreciation)	+	63,079,697	(280,356,993)
Increase (decrease) in net assets resulting from operations		$87,140,863	($211,534,560 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($57,998,013 )	($76,077,422 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,081,144	$30,372,139	4,812,363	$80,128,583
Shares reinvested		3,996,447	55,590,589	4,101,491	73,252,632
Shares redeemed	+	(4,153,349)	(60,602,441)	(8,083,930)	(131,152,076)
Net transactions in fund shares		1,924,242	$25,360,287	829,924	$22,229,139

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		62,603,231	$901,006,837	61,773,307	$1,166,389,680
Total increase (decrease)	+	1,924,242	54,503,137	829,924	(265,382,843)
End of period		64,527,473	$955,509,974	62,603,231	$901,006,837
See financial notes
Schwab Target Funds | Semiannual Report60

Schwab Target 2035 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$14.51	$19.05	$15.34	$15.46	$14.94	$15.58
Income (loss) from investment operations:
Net investment income (loss)[1]	0.21	0.25	0.20	0.31	0.28	0.27
Net realized and unrealized gains (losses)	1.23	(3.73)	3.99	0.53	1.19	(0.38)
Total from investment operations	1.44	(3.48)	4.19	0.84	1.47	(0.11)
Less distributions:
Distributions from net investment income	(0.27)	(0.48)	(0.24)	(0.34)	(0.36)	(0.39)
Distributions from net realized gains	(0.76)	(0.58)	(0.24)	(0.62)	(0.59)	(0.14)
Total distributions	(1.03)	(1.06)	(0.48)	(0.96)	(0.95)	(0.53)
Net asset value at end of period	$14.92	$14.51	$19.05	$15.34	$15.46	$14.94
Total return	10.40%[2]	(19.41%)	27.76%	5.51%	10.90%	0.88%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00%[4]	0.00%[5]	0.00%	0.00%	0.00%	0.00%[6]
Gross operating expenses[3]	0.02%[4]	0.03%[5]	0.02%	0.03%	0.03%	0.03%
Net investment income (loss)	2.93%[4]	1.55%	1.11%	2.06%	1.87%	1.70%
Portfolio turnover rate	6%[2]	13%	14%	12%	15%	14%
Net assets, end of period (x 1,000)	$523,723	$482,594	$612,195	$476,911	$483,191	$446,711

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
See financial notes
61Schwab Target Funds | Semiannual Report

Schwab Target 2035 Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 74.1% OF NET ASSETS

U.S. Stocks 36.5%
Large-Cap 31.8%
Schwab Core Equity Fund	$19,218,390	$2,752,496	($749,388)	($28,065)	($784,279)	$20,409,154	1,103,794	$2,752,496
Schwab Fundamental US Large Company Index Fund	20,875,291	431,298	—	—	744,283	22,050,872	1,005,512	431,298
Schwab S&P 500 Index Fund	94,686,248	1,546,815	(2,407,892)	158,584	6,409,401	100,393,156	1,565,219	1,546,815
Schwab Select Large Cap Growth Fund *	19,285,660	3,627,112	—	—	749,357	23,662,129	1,175,466	2,255,082
						166,515,311
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	7,498,973	117,388	—	—	166,822	7,783,183	146,908	117,388
Small-Cap 3.2%
Schwab Small-Cap Equity Fund	19,558,178	1,670,444	(2,269,288)	(131,111)	(1,903,770)	16,924,453	1,006,210	1,670,444
						191,222,947

International Stocks 19.4%
Developed Markets 19.4%
Schwab Fundamental International Large Company Index Fund	—	5,013,344	—	—	81,518	5,094,862	509,486	—
Schwab International Core Equity Fund	39,543,453	1,426,849	(7,096,151)	(1,093,629)	8,227,289	41,007,811	3,973,625	1,426,849
Schwab International Opportunities Fund	55,559,513	2,134,222	(12,080,993)	(3,047,930)	12,963,969	55,528,781	2,794,604	2,134,222
						101,631,454

Real Estate 4.8%
Global Real Estate 4.8%
Schwab Global Real Estate Fund	23,285,865	780,532	—	—	1,240,254	25,306,651	4,068,593	410,664

Fixed Income 12.2%
Intermediate-Term Bond 9.5%
Schwab U.S. Aggregate Bond Index Fund	41,403,828	6,350,970	(540,001)	(99,601)	2,327,559	49,442,755	5,457,258	674,293
Short-Term Bond 2.7%
Schwab Short-Term Bond Index Fund	15,749,824	190,174	(2,192,793)	(212,768)	577,792	14,112,229	1,477,720	190,174
						63,554,984

Money Market Funds 1.2%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.82% (b)	6,066,373	130,665	—	—	582	6,197,620	6,197,000	134,396
Total Affiliated Underlying Funds (Cost $331,339,008)	$362,731,596	$26,172,309	($27,336,506 )	($4,454,520 )	$30,800,777	$387,913,656		$13,744,121

See financial notes
Schwab Target Funds | Semiannual Report62

Schwab Target 2035 Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 25.2% OF NET ASSETS

U.S. Stocks 10.5%
Large-Cap 9.4%
ClearBridge Large Cap Growth Fund, Class IS *						$23,185,545	421,172
Dodge & Cox Stock Fund, Class I						26,076,830	119,099
						49,262,375
Small-Cap 1.1%
ClearBridge Small Cap Growth Fund, Class IS *						5,970,040	154,026
						55,232,415

International Stocks 1.9%
Emerging Markets 1.9%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						9,929,740	1,287,904

Fixed Income 12.8%
Intermediate-Term Bond 9.0%
Baird Aggregate Bond Fund, Institutional Class						15,101,130	1,531,555
Loomis Sayles Investment Grade Bond Fund, Class Y						15,632,672	1,579,058
Western Asset Core Plus Bond Fund, Class I						16,190,605	1,684,766
						46,924,407
International Bond 3.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						20,108,654	2,114,475
						67,033,061
Total Unaffiliated Underlying Funds (Cost $136,407,097)						$132,195,216
Total Investments in Securities (Cost $467,746,105)						$520,108,872

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
At April 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be
Level 1, Level 2 or Level 3. (See financial note 2(a) for additional information).
See financial notes
63Schwab Target Funds | Semiannual Report

Schwab Target 2035 Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $331,339,008)		$387,913,656
Investments in securities, at value - unaffiliated (cost $136,407,097)		132,195,216
Cash		2,653,418
Receivables:
Investments sold		890,000
Dividends		253,716
Fund shares sold		120,023
Due from investment adviser		8,487
Prepaid expenses	+	16,616
Total assets		524,051,132

Liabilities
Payables:
Investments bought		242,021
Fund shares redeemed		58,472
Independent trustees’ fees		178
Accrued expenses	+	27,384
Total liabilities		328,055
Net assets		$523,723,077

Net Assets by Source
Capital received from investors		$465,751,516
Total distributable earnings	+	57,971,561
Net assets		$523,723,077

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$523,723,077		35,104,611		$14.92

See financial notes
Schwab Target Funds | Semiannual Report64

Schwab Target 2035 Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - affiliated		$5,859,484
Dividends received from securities - unaffiliated		1,505,549
Interest received from securities - unaffiliated	+	26,387
Total investment income		7,391,420

Expenses
Registration fees		15,299
Portfolio accounting fees		12,448
Professional fees		11,564
Shareholder reports		8,396
Independent trustees’ fees		3,836
Transfer agent fees		3,215
Custodian fees		496
Other expenses	+	2,936
Total expenses		58,190
Expense reduction	–	58,190
Net expenses	–	—
Net investment income		7,391,420

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated		7,884,637
Realized capital gain distributions received from underlying funds - unaffiliated		2,809,562
Net realized losses on sales of securities - affiliated		(4,454,520)
Net realized gains on sales of securities - unaffiliated	+	70,908
Net realized gains		6,310,587
Net change in unrealized appreciation (depreciation) on securities - affiliated		30,800,777
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	4,971,545
Net change in unrealized appreciation (depreciation)	+	35,772,322
Net realized and unrealized gains		42,082,909
Increase in net assets resulting from operations		$49,474,329
See financial notes
65Schwab Target Funds | Semiannual Report

Schwab Target 2035 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$7,391,420	$8,518,164
Net realized gains		6,310,587	32,324,722
Net change in unrealized appreciation (depreciation)	+	35,772,322	(159,288,631)
Increase (decrease) in net assets resulting from operations		$49,474,329	($118,445,745 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($33,982,796 )	($34,334,971 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,561,054	$22,982,739	3,692,487	$62,406,093
Shares reinvested		2,360,849	32,957,455	1,828,575	33,316,650
Shares redeemed	+	(2,067,316)	(30,302,394)	(4,400,937)	(72,542,793)
Net transactions in fund shares		1,854,587	$25,637,800	1,120,125	$23,179,950

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		33,250,024	$482,593,744	32,129,899	$612,194,510
Total increase (decrease)	+	1,854,587	41,129,333	1,120,125	(129,600,766)
End of period		35,104,611	$523,723,077	33,250,024	$482,593,744
See financial notes
Schwab Target Funds | Semiannual Report66

Schwab Target 2040 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$15.33	$20.52	$16.24	$16.61	$16.27	$17.14
Income (loss) from investment operations:
Net investment income (loss)[1]	0.22	0.26	0.20	0.32	0.28	0.28
Net realized and unrealized gains (losses)	1.34	(4.10)	4.68	0.56	1.28	(0.45)
Total from investment operations	1.56	(3.84)	4.88	0.88	1.56	(0.17)
Less distributions:
Distributions from net investment income	(0.27)	(0.54)	(0.24)	(0.35)	(0.39)	(0.44)
Distributions from net realized gains	(0.94)	(0.81)	(0.36)	(0.90)	(0.83)	(0.26)
Total distributions	(1.21)	(1.35)	(0.60)	(1.25)	(1.22)	(0.70)
Net asset value at end of period	$15.68	$15.33	$20.52	$16.24	$16.61	$16.27
Total return	10.75%[2]	(20.10%)	30.57%	5.31%	10.90%	(1.17%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00%[4]	0.00%[5]	0.00%	0.00%	0.00%	0.00%[6]
Gross operating expenses[3]	0.02%[4]	0.02%[5]	0.01%	0.02%	0.02%	0.02%
Net investment income (loss)	2.88%[4]	1.49%	1.05%	2.01%	1.78%	1.65%
Portfolio turnover rate	7%[2]	10%	14%	10%	15%	17%
Net assets, end of period (x 1,000,000)	$1,033	$960	$1,236	$985	$1,012	$962

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
See financial notes
67Schwab Target Funds | Semiannual Report

Schwab Target 2040 Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 74.7% OF NET ASSETS

U.S. Stocks 39.3%
Large-Cap 33.9%
Schwab Core Equity Fund	$41,499,241	$5,943,604	($1,694,337)	$45,460	($1,802,148)	$43,991,820	2,379,222	$5,943,604
Schwab Fundamental US Large Company Index Fund	40,652,024	839,899	—	—	1,449,397	42,941,320	1,958,109	839,899
Schwab S&P 500 Index Fund	202,140,292	3,302,208	(11,333,015)	803,517	12,947,469	207,860,471	3,240,731	3,302,208
Schwab Select Large Cap Growth Fund *	45,175,783	8,280,877	—	—	1,740,825	55,197,485	2,742,051	5,282,426
						349,991,096
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund	15,713,224	245,974	—	—	349,556	16,308,754	307,828	245,974
Small-Cap 3.8%
Schwab Small-Cap Equity Fund	43,425,211	3,901,391	(3,461,958)	157,185	(4,855,102)	39,166,727	2,328,581	3,901,391
						405,466,577

International Stocks 21.6%
Developed Markets 21.6%
Schwab Fundamental International Large Company Index Fund	—	11,061,506	—	—	179,862	11,241,368	1,124,137	—
Schwab International Core Equity Fund	83,038,692	2,999,273	(11,620,129)	(1,360,511)	16,410,980	89,468,305	8,669,409	2,999,273
Schwab International Opportunities Fund	121,426,506	4,613,596	(25,044,499)	(5,978,652)	27,545,015	122,561,966	6,168,192	4,613,596
						223,271,639

Real Estate 5.3%
Global Real Estate 5.3%
Schwab Global Real Estate Fund	51,215,066	895,895	—	—	2,776,906	54,887,867	8,824,416	895,895

Fixed Income 8.0%
Intermediate-Term Bond 6.2%
Schwab U.S. Aggregate Bond Index Fund	58,426,328	3,124,548	—	—	3,131,394	64,682,270	7,139,323	911,397
Short-Term Bond 1.8%
Schwab Short-Term Bond Index Fund	21,059,178	259,866	(3,470,001)	(300,904)	808,693	18,356,832	1,922,181	259,866
						83,039,102

Money Market Funds 0.5%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.82% (b)	4,918,529	105,940	—	—	472	5,024,941	5,024,439	108,966
Total Affiliated Underlying Funds (Cost $607,316,208)	$728,690,074	$45,574,577	($56,623,939 )	($6,633,905 )	$60,683,319	$771,690,126		$29,304,495

See financial notes
Schwab Target Funds | Semiannual Report68

Schwab Target 2040 Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 24.4% OF NET ASSETS

U.S. Stocks 12.0%
Large-Cap 10.6%
ClearBridge Large Cap Growth Fund, Class IS *						$49,997,598	908,222
Dodge & Cox Stock Fund, Class I						59,590,116	272,163
						109,587,714
Small-Cap 1.4%
ClearBridge Small Cap Growth Fund, Class IS *						14,510,404	374,365
						124,098,118

International Stocks 2.7%
Emerging Markets 2.7%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						28,354,222	3,677,590

Fixed Income 9.7%
Intermediate-Term Bond 6.9%
Baird Aggregate Bond Fund, Institutional Class						20,749,269	2,104,388
Loomis Sayles Investment Grade Bond Fund, Class Y						30,501,108	3,080,920
Western Asset Core Plus Bond Fund, Class I						19,828,176	2,063,286
						71,078,553
International Bond 2.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						28,708,755	3,018,797
						99,787,308
Total Unaffiliated Underlying Funds (Cost $257,462,136)						$252,239,648
Total Investments in Securities (Cost $864,778,344)						$1,023,929,774

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
At April 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be
Level 1, Level 2 or Level 3. (See financial note 2(a) for additional information).
See financial notes
69Schwab Target Funds | Semiannual Report

Schwab Target 2040 Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $607,316,208)		$771,690,126
Investments in securities, at value - unaffiliated (cost $257,462,136)		252,239,648
Cash		7,342,248
Receivables:
Investments sold		1,440,000
Fund shares sold		434,864
Dividends		326,212
Due from investment adviser		10,891
Prepaid expenses	+	8,777
Total assets		1,033,492,766

Liabilities
Payables:
Investments bought		316,734
Fund shares redeemed		170,870
Independent trustees’ fees		225
Accrued expenses	+	38,233
Total liabilities		526,062
Net assets		$1,032,966,704

Net Assets by Source
Capital received from investors		$862,352,130
Total distributable earnings	+	170,614,574
Net assets		$1,032,966,704

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,032,966,704		65,874,947		$15.68

See financial notes
Schwab Target Funds | Semiannual Report70

Schwab Target 2040 Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - affiliated		$11,572,466
Dividends received from securities - unaffiliated		2,713,176
Interest received from securities - unaffiliated	+	63,158
Total investment income		14,348,800

Expenses
Shareholder reports		19,759
Registration fees		16,495
Portfolio accounting fees		14,823
Professional fees		12,028
Independent trustees’ fees		4,514
Transfer agent fees		1,630
Custodian fees		519
Other expenses	+	5,111
Total expenses		74,879
Expense reduction	–	74,879
Net expenses	–	—
Net investment income		14,348,800

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated		17,732,029
Realized capital gain distributions received from underlying funds - unaffiliated		5,878,975
Net realized losses on sales of securities - affiliated		(6,633,905)
Net realized losses on sales of securities - unaffiliated	+	(313,435)
Net realized gains		16,663,664
Net change in unrealized appreciation (depreciation) on securities - affiliated		60,683,319
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	10,469,583
Net change in unrealized appreciation (depreciation)	+	71,152,902
Net realized and unrealized gains		87,816,566
Increase in net assets resulting from operations		$102,165,366
See financial notes
71Schwab Target Funds | Semiannual Report

Schwab Target 2040 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$14,348,800	$16,325,754
Net realized gains		16,663,664	74,680,862
Net change in unrealized appreciation (depreciation)	+	71,152,902	(337,324,995)
Increase (decrease) in net assets resulting from operations		$102,165,366	($246,318,379 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($75,174,911 )	($81,174,869 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,729,596	$26,648,349	4,935,695	$87,389,811
Shares reinvested		5,022,820	73,483,873	4,103,345	79,686,963
Shares redeemed	+	(3,491,000)	(53,877,802)	(6,646,804)	(115,399,889)
Net transactions in fund shares		3,261,416	$46,254,420	2,392,236	$51,676,885

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		62,613,531	$959,721,829	60,221,295	$1,235,538,192
Total increase (decrease)	+	3,261,416	73,244,875	2,392,236	(275,816,363)
End of period		65,874,947	$1,032,966,704	62,613,531	$959,721,829
See financial notes
Schwab Target Funds | Semiannual Report72

Schwab Target 2045 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$13.54	$17.97	$13.83	$13.88	$13.35	$13.92
Income (loss) from investment operations:
Net investment income (loss)[1]	0.19	0.22	0.16	0.25	0.22	0.21
Net realized and unrealized gains (losses)	1.24	(3.76)	4.36	0.46	1.09	(0.39)
Total from investment operations	1.43	(3.54)	4.52	0.71	1.31	(0.18)
Less distributions:
Distributions from net investment income	(0.23)	(0.49)	(0.18)	(0.28)	(0.31)	(0.36)
Distributions from net realized gains	(0.79)	(0.40)	(0.20)	(0.48)	(0.47)	(0.03)
Total distributions	(1.02)	(0.89)	(0.38)	(0.76)	(0.78)	(0.39)
Net asset value at end of period	$13.95	$13.54	$17.97	$13.83	$13.88	$13.35
Total return	11.11%[2]	(20.76%)	33.13%	5.10%	10.91%	(1.43%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00%[4]	0.00%[5]	0.00%	0.00%	0.00%	0.00%[6]
Gross operating expenses[3]	0.04%[4]	0.05%[5]	0.04%	0.05%	0.08%	0.06%
Net investment income (loss)	2.79%[4]	1.46%	0.96%	1.87%	1.65%	1.52%
Portfolio turnover rate	4%[2]	7%	12%	6%	8%	12%
Net assets, end of period (x 1,000)	$234,536	$206,203	$252,294	$177,992	$162,017	$138,813

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
See financial notes
73Schwab Target Funds | Semiannual Report

Schwab Target 2045 Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 77.0% OF NET ASSETS

U.S. Stocks 42.4%
Large-Cap 36.2%
Schwab Core Equity Fund	$9,148,532	$1,310,271	$—	$—	($374,736)	$10,084,067	545,380	$1,310,271
Schwab Fundamental US Large Company Index Fund	10,321,556	863,250	—	—	390,642	11,575,448	527,836	213,250
Schwab S&P 500 Index Fund	42,795,978	699,125	—	—	2,983,930	46,479,033	724,650	699,125
Schwab Select Large Cap Growth Fund *	13,457,746	2,743,275	—	—	601,289	16,802,310	834,690	1,573,621
						84,940,858
Mid-Cap 1.8%
Schwab U.S. Mid-Cap Index Fund	3,472,391	606,185	—	—	52,666	4,131,242	77,977	54,356
Small-Cap 4.4%
Schwab Small-Cap Equity Fund	11,345,497	1,336,096	(1,135,018)	(215,785)	(985,981)	10,344,809	615,030	986,096
						99,416,909

International Stocks 23.4%
Developed Markets 23.4%
Schwab Fundamental International Large Company Index Fund	—	2,657,377	—	—	43,209	2,700,586	270,059	—
Schwab International Core Equity Fund	18,951,106	1,006,900	(1,225,320)	(184,292)	3,720,766	22,269,160	2,157,864	691,900
Schwab International Opportunities Fund	28,764,281	1,654,929	(5,539,893)	(2,191,997)	7,337,388	30,024,708	1,511,057	1,104,930
						54,994,454

Real Estate 6.0%
Global Real Estate 6.0%
Schwab Global Real Estate Fund	11,818,634	1,568,489	—	—	611,389	13,998,512	2,250,565	216,265

Fixed Income 5.0%
Intermediate-Term Bond 3.8%
Schwab U.S. Aggregate Bond Index Fund	6,926,746	2,014,641	(270,000)	(66,196)	422,583	9,027,774	996,443	115,904
Short-Term Bond 1.2%
Schwab Short-Term Bond Index Fund	2,687,055	35,840	—	—	66,598	2,789,493	292,093	35,840
						11,817,267

Money Market Funds 0.2%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.82% (b)	428,943	9,239	—	—	41	438,223	438,179	9,503
Total Affiliated Underlying Funds (Cost $168,453,296)	$160,118,465	$16,505,617	($8,170,231 )	($2,658,270 )	$14,869,784	$180,665,365		$7,011,061

See financial notes
Schwab Target Funds | Semiannual Report74

Schwab Target 2045 Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 22.3% OF NET ASSETS

U.S. Stocks 11.9%
Large-Cap 10.4%
ClearBridge Large Cap Growth Fund, Class IS *						$9,979,725	181,285
Dodge & Cox Stock Fund, Class I						14,421,537	65,867
						24,401,262
Small-Cap 1.5%
ClearBridge Small Cap Growth Fund, Class IS *						3,499,975	90,299
						27,901,237

International Stocks 3.8%
Emerging Markets 3.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						8,785,042	1,139,435

Fixed Income 6.6%
Intermediate-Term Bond 4.8%
Baird Aggregate Bond Fund, Institutional Class						2,673,435	271,139
Loomis Sayles Investment Grade Bond Fund, Class Y						5,613,215	566,991
Western Asset Core Plus Bond Fund, Class I						2,945,258	306,479
						11,231,908
International Bond 1.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						4,259,817	447,930
						15,491,725
Total Unaffiliated Underlying Funds (Cost $53,496,648)						$52,178,004
Total Investments in Securities (Cost $221,949,944)						$232,843,369

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
At April 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be
Level 1, Level 2 or Level 3. (See financial note 2(a) for additional information).
See financial notes
75Schwab Target Funds | Semiannual Report

Schwab Target 2045 Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $168,453,296)		$180,665,365
Investments in securities, at value - unaffiliated (cost $53,496,648)		52,178,004
Cash		2,083,366
Receivables:
Fund shares sold		87,394
Dividends		46,660
Due from investment adviser		7,175
Prepaid expenses	+	13,483
Total assets		235,081,447

Liabilities
Payables:
Investments bought		285,819
Fund shares redeemed		234,551
Independent trustees’ fees		146
Accrued expenses	+	25,229
Total liabilities		545,745
Net assets		$234,535,702

Net Assets by Source
Capital received from investors		$220,822,484
Total distributable earnings	+	13,713,218
Net assets		$234,535,702

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$234,535,702		16,808,995		$13.95

See financial notes
Schwab Target Funds | Semiannual Report76

Schwab Target 2045 Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - affiliated		$2,507,388
Dividends received from securities - unaffiliated		545,137
Interest received from securities - unaffiliated	+	16,050
Total investment income		3,068,575

Expenses
Registration fees		11,763
Professional fees		11,294
Portfolio accounting fees		11,079
Shareholder reports		5,884
Independent trustees’ fees		3,443
Transfer agent fees		1,598
Custodian fees		522
Other expenses	+	1,696
Total expenses		47,279
Expense reduction	–	47,279
Net expenses	–	—
Net investment income		3,068,575

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated		4,503,673
Realized capital gain distributions received from underlying funds - unaffiliated		1,138,053
Net realized losses on sales of securities - affiliated		(2,658,270)
Net realized losses on sales of securities - unaffiliated	+	(120,338)
Net realized gains		2,863,118
Net change in unrealized appreciation (depreciation) on securities - affiliated		14,869,784
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	2,238,252
Net change in unrealized appreciation (depreciation)	+	17,108,036
Net realized and unrealized gains		19,971,154
Increase in net assets resulting from operations		$23,039,729
See financial notes
77Schwab Target Funds | Semiannual Report

Schwab Target 2045 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$3,068,575	$3,353,338
Net realized gains		2,863,118	15,807,328
Net change in unrealized appreciation (depreciation)	+	17,108,036	(72,602,137)
Increase (decrease) in net assets resulting from operations		$23,039,729	($53,441,471 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($15,583,985 )	($12,672,803 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,370,984	$18,795,024	2,459,577	$38,547,342
Shares reinvested		1,176,879	15,287,654	714,175	12,369,502
Shares redeemed	+	(970,016)	(13,205,919)	(1,981,375)	(30,893,311)
Net transactions in fund shares		1,577,847	$20,876,759	1,192,377	$20,023,533

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		15,231,148	$206,203,199	14,038,771	$252,293,940
Total increase (decrease)	+	1,577,847	28,332,503	1,192,377	(46,090,741)
End of period		16,808,995	$234,535,702	15,231,148	$206,203,199
See financial notes
Schwab Target Funds | Semiannual Report78

Schwab Target 2050 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$13.74	$18.48	$14.03	$14.03	$13.49	$14.07
Income (loss) from investment operations:
Net investment income (loss)[1]	0.19	0.22	0.16	0.25	0.21	0.21
Net realized and unrealized gains (losses)	1.31	(3.90)	4.66	0.45	1.11	(0.41)
Total from investment operations	1.50	(3.68)	4.82	0.70	1.32	(0.20)
Less distributions:
Distributions from net investment income	(0.23)	(0.53)	(0.17)	(0.27)	(0.31)	(0.36)
Distributions from net realized gains	(0.85)	(0.53)	(0.20)	(0.43)	(0.47)	(0.02)
Total distributions	(1.08)	(1.06)	(0.37)	(0.70)	(0.78)	(0.38)
Net asset value at end of period	$14.16	$13.74	$18.48	$14.03	$14.03	$13.49
Total return	11.54%[2]	(21.22%)	34.83%	4.96%	10.87%	(1.50%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00%[4]	0.00%[5]	0.00%	0.00%	0.00%	0.00%[6]
Gross operating expenses[3]	0.04%[4]	0.05%[5]	0.04%	0.06%	0.08%	0.07%
Net investment income (loss)	2.79%[4]	1.44%	0.93%	1.83%	1.54%	1.45%
Portfolio turnover rate	4%[2]	6%	19%	5%	7%	10%
Net assets, end of period (x 1,000)	$233,810	$203,896	$245,059	$181,391	$161,003	$122,459

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
See financial notes
79Schwab Target Funds | Semiannual Report

Schwab Target 2050 Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 78.4% OF NET ASSETS

U.S. Stocks 44.6%
Large-Cap 37.8%
Schwab Core Equity Fund	$9,356,146	$1,806,569	$—	$—	($367,593)	$10,795,122	583,836	$1,340,006
Schwab Fundamental US Large Company Index Fund	10,937,885	625,984	—	—	398,401	11,962,270	545,475	225,984
Schwab S&P 500 Index Fund	41,211,669	1,773,243	—	—	2,933,129	45,918,041	715,903	673,243
Schwab Select Large Cap Growth Fund *	15,306,770	3,558,708	—	—	809,179	19,674,657	977,380	1,789,828
						88,350,090
Mid-Cap 1.9%
Schwab U.S. Mid-Cap Index Fund	3,531,016	945,695	—	—	56,381	4,533,092	85,562	55,274
Small-Cap 4.9%
Schwab Small-Cap Equity Fund	11,977,527	1,524,752	(695,601)	(142,729)	(1,167,699)	11,496,250	683,487	1,054,752
						104,379,432

International Stocks 24.4%
Developed Markets 24.4%
Schwab Fundamental International Large Company Index Fund	—	2,783,156	—	—	45,255	2,828,411	282,841	—
Schwab International Core Equity Fund	20,423,982	745,675	(2,213,632)	(391,847)	4,116,858	22,681,036	2,197,775	745,675
Schwab International Opportunities Fund	29,636,568	1,768,437	(5,145,171)	(2,260,358)	7,481,349	31,480,825	1,584,339	1,138,437
						56,990,272

Real Estate 6.2%
Global Real Estate 6.2%
Schwab Global Real Estate Fund	12,421,900	1,512,966	—	—	659,408	14,594,274	2,346,346	228,582

Fixed Income 3.2%
Intermediate-Term Bond 2.5%
Schwab U.S. Aggregate Bond Index Fund	5,588,502	262,558	(350,000)	(79,234)	362,389	5,784,215	638,434	82,558
Short-Term Bond 0.7%
Schwab Short-Term Bond Index Fund	1,651,101	201,561	(260,000)	(12,694)	52,598	1,632,566	170,949	21,562
						7,416,781

Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.82% (b)	28,287	610	—	—	3	28,900	28,897	627
Total Affiliated Underlying Funds (Cost $171,695,839)	$162,071,353	$17,509,914	($8,664,404 )	($2,886,862 )	$15,379,658	$183,409,659		$7,356,528

See financial notes
Schwab Target Funds | Semiannual Report80

Schwab Target 2050 Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 20.9% OF NET ASSETS

U.S. Stocks 11.6%
Large-Cap 10.0%
ClearBridge Large Cap Growth Fund, Class IS *						$8,740,612	158,776
Dodge & Cox Stock Fund, Class I						14,725,430	67,255
						23,466,042
Small-Cap 1.6%
ClearBridge Small Cap Growth Fund, Class IS *						3,756,998	96,930
						27,223,040

International Stocks 4.6%
Emerging Markets 4.6%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						10,780,925	1,398,304

Fixed Income 4.7%
Intermediate-Term Bond 3.4%
Baird Aggregate Bond Fund, Institutional Class						1,435,922	145,631
Loomis Sayles Investment Grade Bond Fund, Class Y						4,586,189	463,251
Western Asset Core Plus Bond Fund, Class I						1,928,350	200,661
						7,950,461
International Bond 1.3%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						2,913,331	306,344
						10,863,792
Total Unaffiliated Underlying Funds (Cost $49,564,392)						$48,867,757
Total Investments in Securities (Cost $221,260,231)						$232,277,416

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
At April 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be
Level 1, Level 2 or Level 3. (See financial note 2(a) for additional information).
See financial notes
81Schwab Target Funds | Semiannual Report

Schwab Target 2050 Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $171,695,839)		$183,409,659
Investments in securities, at value - unaffiliated (cost $49,564,392)		48,867,757
Cash		1,147,361
Receivables:
Investments sold		490,000
Fund shares sold		107,337
Dividends		29,610
Due from investment adviser		7,044
Prepaid expenses	+	14,415
Total assets		234,073,183

Liabilities
Payables:
Fund shares redeemed		208,085
Investments bought		29,538
Independent trustees’ fees		145
Accrued expenses	+	25,566
Total liabilities		263,334
Net assets		$233,809,849

Net Assets by Source
Capital received from investors		$220,526,549
Total distributable earnings	+	13,283,300
Net assets		$233,809,849

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$233,809,849		16,514,620		$14.16

See financial notes
Schwab Target Funds | Semiannual Report82

Schwab Target 2050 Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - affiliated		$2,518,649
Dividends received from securities - unaffiliated		531,609
Interest received from securities - unaffiliated	+	14,855
Total investment income		3,065,113

Expenses
Professional fees		11,289
Registration fees		11,175
Portfolio accounting fees		11,058
Shareholder reports		6,800
Independent trustees’ fees		3,441
Transfer agent fees		1,717
Custodian fees		523
Other expenses	+	1,681
Total expenses		47,684
Expense reduction	–	47,684
Net expenses	–	—
Net investment income		3,065,113

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated		4,837,879
Realized capital gain distributions received from underlying funds - unaffiliated		1,051,925
Net realized losses on sales of securities - affiliated		(2,886,862)
Net realized losses on sales of securities - unaffiliated	+	(457,036)
Net realized gains		2,545,906
Net change in unrealized appreciation (depreciation) on securities - affiliated		15,379,658
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	2,642,816
Net change in unrealized appreciation (depreciation)	+	18,022,474
Net realized and unrealized gains		20,568,380
Increase in net assets resulting from operations		$23,633,493
See financial notes
83Schwab Target Funds | Semiannual Report

Schwab Target 2050 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$3,065,113	$3,237,311
Net realized gains		2,545,906	16,579,302
Net change in unrealized appreciation (depreciation)	+	18,022,474	(73,652,999)
Increase (decrease) in net assets resulting from operations		$23,633,493	($53,836,386 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($16,148,300 )	($14,164,921 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,596,646	$22,247,511	2,707,954	$42,898,468
Shares reinvested		1,194,885	15,724,675	779,861	13,787,936
Shares redeemed	+	(1,117,846)	(15,543,415)	(1,908,268)	(29,847,949)
Net transactions in fund shares		1,673,685	$22,428,771	1,579,547	$26,838,455

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		14,840,935	$203,895,885	13,261,388	$245,058,737
Total increase (decrease)	+	1,673,685	29,913,964	1,579,547	(41,162,852)
End of period		16,514,620	$233,809,849	14,840,935	$203,895,885
See financial notes
Schwab Target Funds | Semiannual Report84

Schwab Target 2055 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$13.97	$18.74	$14.11	$14.15	$13.60	$14.18
Income (loss) from investment operations:
Net investment income (loss)[1]	0.19	0.23	0.15	0.24	0.21	0.20
Net realized and unrealized gains (losses)	1.35	(4.05)	4.83	0.45	1.10	(0.39)
Total from investment operations	1.54	(3.82)	4.98	0.69	1.31	(0.19)
Less distributions:
Distributions from net investment income	(0.23)	(0.54)	(0.16)	(0.27)	(0.31)	(0.37)
Distributions from net realized gains	(0.89)	(0.41)	(0.19)	(0.46)	(0.45)	(0.02)
Total distributions	(1.12)	(0.95)	(0.35)	(0.73)	(0.76)	(0.39)
Net asset value at end of period	$14.39	$13.97	$18.74	$14.11	$14.15	$13.60
Total return	11.64%[2]	(21.54%)	35.79%	4.86%	10.73%	(1.49%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00%[4]	0.00%[5]	0.00%	0.00%	0.00%	0.00%[6]
Gross operating expenses[3]	0.06%[4]	0.07%[5]	0.06%	0.09%	0.13%	0.11%
Net investment income (loss)	2.77%[4]	1.43%	0.88%	1.78%	1.53%	1.41%
Portfolio turnover rate	4%[2]	4%	11%	6%	6%	10%
Net assets, end of period (x 1,000)	$157,149	$135,741	$158,223	$107,401	$93,743	$73,259

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
See financial notes
85Schwab Target Funds | Semiannual Report

Schwab Target 2055 Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 80.0% OF NET ASSETS

U.S. Stocks 46.1%
Large-Cap 38.9%
Schwab Core Equity Fund	$6,240,346	$1,496,436	$—	$—	($222,250)	$7,514,532	406,411	$893,754
Schwab Fundamental US Large Company Index Fund	7,508,334	911,972	—	—	263,137	8,683,443	395,962	161,971
Schwab S&P 500 Index Fund	27,114,769	1,512,953	—	—	1,949,198	30,576,920	476,722	442,953
Schwab Select Large Cap Growth Fund *	11,008,755	2,722,315	—	—	584,955	14,316,025	711,179	1,287,259
						61,090,920
Mid-Cap 1.9%
Schwab U.S. Mid-Cap Index Fund	2,273,781	649,196	—	—	23,249	2,946,226	55,610	35,594
Small-Cap 5.3%
Schwab Small-Cap Equity Fund	8,219,833	1,602,804	(542,427)	(119,873)	(772,590)	8,387,747	498,677	722,804
						72,424,893

International Stocks 25.1%
Developed Markets 25.1%
Schwab Fundamental International Large Company Index Fund	—	1,909,148	—	—	31,044	1,940,192	194,019	—
Schwab International Core Equity Fund	14,069,333	648,152	(1,383,489)	(263,184)	2,837,202	15,908,014	1,541,474	508,152
Schwab International Opportunities Fund	20,055,778	1,400,408	(3,317,915)	(1,406,054)	4,977,508	21,709,725	1,092,588	770,408
						39,557,931

Real Estate 6.4%
Global Real Estate 6.4%
Schwab Global Real Estate Fund	8,520,415	1,040,965	—	—	453,790	10,015,170	1,610,156	155,033

Fixed Income 2.4%
Intermediate-Term Bond 1.9%
Schwab U.S. Aggregate Bond Index Fund	2,198,825	569,374	—	—	122,302	2,890,501	319,040	39,374
Short-Term Bond 0.5%
Schwab Short-Term Bond Index Fund	1,152,808	10,873	(340,000)	(31,257)	51,028	843,452	88,320	10,873
						3,733,953
Total Affiliated Underlying Funds (Cost $119,514,627)	$108,362,977	$14,474,596	($5,583,831 )	($1,820,368 )	$10,298,573	$125,731,947		$5,028,175

See financial notes
Schwab Target Funds | Semiannual Report86

Schwab Target 2055 Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 19.4% OF NET ASSETS

U.S. Stocks 11.1%
Large-Cap 9.4%
ClearBridge Large Cap Growth Fund, Class IS *						$4,995,623	90,747
Dodge & Cox Stock Fund, Class I						9,818,589	44,844
						14,814,212
Small-Cap 1.7%
ClearBridge Small Cap Growth Fund, Class IS *						2,640,065	68,113
						17,454,277

International Stocks 5.0%
Emerging Markets 5.0%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						7,880,262	1,022,083

Fixed Income 3.3%
Intermediate-Term Bond 2.4%
Baird Aggregate Bond Fund, Institutional Class						260,692	26,439
Loomis Sayles Investment Grade Bond Fund, Class Y						2,456,583	248,140
Western Asset Core Plus Bond Fund, Class I						963,022	100,210
						3,680,297
International Bond 0.9%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						1,426,163	149,965
						5,106,460
Total Unaffiliated Underlying Funds (Cost $31,121,802)						$30,440,999
Total Investments in Securities (Cost $150,636,429)						$156,172,946

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

At April 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be
Level 1, Level 2 or Level 3. (See financial note 2(a) for additional information).
See financial notes
87Schwab Target Funds | Semiannual Report

Schwab Target 2055 Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $119,514,627)		$125,731,947
Investments in securities, at value - unaffiliated (cost $31,121,802)		30,440,999
Cash		1,183,195
Receivables:
Fund shares sold		105,605
Dividends		14,767
Due from investment adviser		6,541
Prepaid expenses	+	13,794
Total assets		157,496,848

Liabilities
Payables:
Investments bought		314,757
Fund shares redeemed		12,649
Independent trustees’ fees		139
Accrued expenses	+	20,710
Total liabilities		348,255
Net assets		$157,148,593

Net Assets by Source
Capital received from investors		$150,008,523
Total distributable earnings	+	7,140,070
Net assets		$157,148,593

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$157,148,593		10,921,046		$14.39

See financial notes
Schwab Target Funds | Semiannual Report88

Schwab Target 2055 Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - affiliated		$1,681,228
Dividends received from securities - unaffiliated		336,410
Interest received from securities - unaffiliated	+	7,836
Total investment income		2,025,474

Expenses
Professional fees		11,221
Registration fees		10,674
Shareholder reports		6,994
Portfolio accounting fees		6,177
Independent trustees’ fees		3,342
Transfer agent fees		1,305
Custodian fees		492
Other expenses	+	1,449
Total expenses		41,654
Expense reduction	–	41,654
Net expenses	–	—
Net investment income		2,025,474

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated		3,346,947
Realized capital gain distributions received from underlying funds - unaffiliated		670,814
Net realized losses on sales of securities - affiliated		(1,820,368)
Net realized losses on sales of securities - unaffiliated	+	(164,027)
Net realized gains		2,033,366
Net change in unrealized appreciation (depreciation) on securities - affiliated		10,298,573
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	1,560,184
Net change in unrealized appreciation (depreciation)	+	11,858,757
Net realized and unrealized gains		13,892,123
Increase in net assets resulting from operations		$15,917,597
See financial notes
89Schwab Target Funds | Semiannual Report

Schwab Target 2055 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$2,025,474	$2,112,720
Net realized gains		2,033,366	11,291,343
Net change in unrealized appreciation (depreciation)	+	11,858,757	(49,186,020)
Increase (decrease) in net assets resulting from operations		$15,917,597	($35,781,957 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($10,946,566 )	($8,207,354 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,114,110	$15,725,997	2,031,561	$32,815,671
Shares reinvested		801,400	10,714,714	442,294	7,983,406
Shares redeemed	+	(707,791)	(10,003,913)	(1,204,703)	(19,292,293)
Net transactions in fund shares		1,207,719	$16,436,798	1,269,152	$21,506,784

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,713,327	$135,740,764	8,444,175	$158,223,291
Total increase (decrease)	+	1,207,719	21,407,829	1,269,152	(22,482,527)
End of period		10,921,046	$157,148,593	9,713,327	$135,740,764
See financial notes
Schwab Target Funds | Semiannual Report90

Schwab Target 2060 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$12.26	$16.42	$12.21	$12.16	$11.53	$12.02
Income (loss) from investment operations:
Net investment income (loss)[1]	0.17	0.19	0.12	0.20	0.16	0.14
Net realized and unrealized gains (losses)	1.22	(3.61)	4.34	0.38	0.99	(0.32)
Total from investment operations	1.39	(3.42)	4.46	0.58	1.15	(0.18)
Less distributions:
Distributions from net investment income	(0.20)	(0.47)	(0.13)	(0.22)	(0.26)	(0.29)
Distributions from net realized gains	(0.53)	(0.27)	(0.12)	(0.31)	(0.26)	(0.02)
Total distributions	(0.73)	(0.74)	(0.25)	(0.53)	(0.52)	(0.31)
Net asset value at end of period	$12.92	$12.26	$16.42	$12.21	$12.16	$11.53
Total return	11.76%[2]	(21.88%)	36.89%	4.73%	10.85%	(1.64%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00%[4]	0.00%[5]	0.00%	0.00%	0.00%	0.00%
Gross operating expenses[3]	0.17%[4]	0.20%[5]	0.22%	0.41%	0.67%	0.73%
Net investment income (loss)	2.75%[4]	1.35%	0.80%	1.67%	1.42%	1.18%
Portfolio turnover rate	4%[2]	15%	11%	8%	13%	22%
Net assets, end of period (x 1,000)	$48,850	$39,741	$40,077	$21,509	$15,765	$10,479

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
91Schwab Target Funds | Semiannual Report

Schwab Target 2060 Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 81.4% OF NET ASSETS

U.S. Stocks 47.4%
Large-Cap 39.8%
Schwab Core Equity Fund	$1,906,023	$482,985	$—	$—	($63,109)	$2,325,899	125,792	$272,984
Schwab Fundamental US Large Company Index Fund	2,379,828	464,169	—	—	90,669	2,934,666	133,820	49,169
Schwab S&P 500 Index Fund	7,909,075	1,077,735	(120,000)	(12,447)	616,966	9,471,329	147,666	132,735
Schwab Select Large Cap Growth Fund *	3,813,622	740,928	—	—	180,532	4,735,082	235,225	445,929
						19,466,976
Mid-Cap 2.0%
Schwab U.S. Mid-Cap Index Fund	752,172	201,774	—	—	17,274	971,220	18,332	11,774
Small-Cap 5.6%
Schwab Small-Cap Equity Fund	2,301,005	778,071	(88,344)	(21,148)	(256,567)	2,713,017	161,297	218,071
						23,151,213

International Stocks 25.8%
Developed Markets 25.8%
Schwab Fundamental International Large Company Index Fund	—	586,113	—	—	9,530	595,643	59,564	—
Schwab International Core Equity Fund	4,161,272	471,479	(382,901)	(69,399)	850,576	5,031,027	487,503	156,480
Schwab International Opportunities Fund	6,142,873	785,248	(1,074,981)	(513,330)	1,605,751	6,945,561	349,550	235,248
						12,572,231

Real Estate 6.6%
Global Real Estate 6.6%
Schwab Global Real Estate Fund	2,650,647	434,476	—	—	151,235	3,236,358	520,315	49,477

Fixed Income 1.6%
Intermediate-Term Bond 1.2%
Schwab U.S. Aggregate Bond Index Fund	436,257	129,404	—	—	23,157	588,818	64,991	7,586
Short-Term Bond 0.4%
Schwab Short-Term Bond Index Fund	200,989	2,681	—	—	4,982	208,652	21,848	2,681
						797,470
Total Affiliated Underlying Funds (Cost $39,146,703)	$32,653,763	$6,155,063	($1,666,226 )	($616,324 )	$3,230,996	$39,757,272		$1,582,134

See financial notes
Schwab Target Funds | Semiannual Report92

Schwab Target 2060 Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 18.1% OF NET ASSETS

U.S. Stocks 10.6%
Large-Cap 8.8%
ClearBridge Large Cap Growth Fund, Class IS *						$1,333,146	24,217
Dodge & Cox Stock Fund, Class I						2,945,437	13,453
						4,278,583
Small-Cap 1.8%
ClearBridge Small Cap Growth Fund, Class IS *						874,094	22,551
						5,152,677

International Stocks 5.5%
Emerging Markets 5.5%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						2,676,399	347,133

Fixed Income 2.0%
Intermediate-Term Bond 1.4%
Loomis Sayles Investment Grade Bond Fund, Class Y						593,582	59,958
Western Asset Core Plus Bond Fund, Class I						102,255	10,640
						695,837
International Bond 0.6%
PIMCO International Bond Fund (U.S. Dollar- Hedged), Institutional Class						301,847	31,740
						997,684
Total Unaffiliated Underlying Funds (Cost $9,073,511)						$8,826,760
Total Investments in Securities (Cost $48,220,214)						$48,584,032

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

At April 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be
Level 1, Level 2 or Level 3. (See financial note 2(a) for additional information).
See financial notes
93Schwab Target Funds | Semiannual Report

Schwab Target 2060 Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $39,146,703)		$39,757,272
Investments in securities, at value - unaffiliated (cost $9,073,511)		8,826,760
Cash		250,576
Receivables:
Fund shares sold		23,335
Due from investment adviser		5,795
Dividends		2,806
Prepaid expenses	+	7,770
Total assets		48,874,314

Liabilities
Payables:
Investments bought		2,810
Fund shares redeemed		1,640
Independent trustees’ fees		133
Accrued expenses	+	20,010
Total liabilities		24,593
Net assets		$48,849,721

Net Assets by Source
Capital received from investors		$48,723,994
Total distributable earnings	+	125,727
Net assets		$48,849,721

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$48,849,721		3,780,527		$12.92

See financial notes
Schwab Target Funds | Semiannual Report94

Schwab Target 2060 Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - affiliated		$509,759
Dividends received from securities - unaffiliated		97,453
Interest received from securities - unaffiliated	+	2,644
Total investment income		609,856

Expenses
Professional fees		11,121
Registration fees		10,074
Portfolio accounting fees		5,699
Shareholder reports		4,524
Independent trustees’ fees		3,207
Custodian fees		664
Transfer agent fees		473
Other expenses	+	1,130
Total expenses		36,892
Expense reduction	–	36,892
Net expenses	–	—
Net investment income		609,856

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated		1,072,375
Realized capital gain distributions received from underlying funds - unaffiliated		186,424
Net realized losses on sales of securities - affiliated		(616,324)
Net realized losses on sales of securities - unaffiliated	+	(111,595)
Net realized gains		530,880
Net change in unrealized appreciation (depreciation) on securities - affiliated		3,230,996
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	517,332
Net change in unrealized appreciation (depreciation)	+	3,748,328
Net realized and unrealized gains		4,279,208
Increase in net assets resulting from operations		$4,889,064
See financial notes
95Schwab Target Funds | Semiannual Report

Schwab Target 2060 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$609,856	$548,580
Net realized gains		530,880	1,862,258
Net change in unrealized appreciation (depreciation)	+	3,748,328	(12,129,289)
Increase (decrease) in net assets resulting from operations		$4,889,064	($9,718,451 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($2,434,558 )	($1,894,146 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		615,280	$7,758,077	1,472,977	$20,023,654
Shares reinvested		197,532	2,368,404	115,712	1,840,977
Shares redeemed	+	(274,177)	(3,472,029)	(787,575)	(10,587,897)
Net transactions in fund shares		538,635	$6,654,452	801,114	$11,276,734

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,241,892	$39,740,763	2,440,778	$40,076,626
Total increase (decrease)	+	538,635	9,108,958	801,114	(335,863)
End of period		3,780,527	$48,849,721	3,241,892	$39,740,763
See financial notes
Schwab Target Funds | Semiannual Report96

Schwab Target 2065 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	2/26/21[1]– 10/31/21
Per-Share Data
Net asset value at beginning of period	$8.63	$11.33	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.11	0.11	0.03
Net realized and unrealized gains (losses)	0.86	(2.51)	1.30
Total from investment operations	0.97	(2.40)	1.33
Less distributions:
Distributions from net investment income	(0.13)	(0.30)	—
Distributions from net realized gains	(0.29)	—	—
Total distributions	(0.42)	(0.30)	—
Net asset value at end of period	$9.18	$8.63	$11.33
Total return	11.67%[3]	(21.78%)	13.30%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.00%[5]	0.00%[6]	0.00%[5]
Gross operating expenses[4]	0.81%[5]	1.10%[6]	1.90%[5]
Net investment income (loss)	2.55%[5]	1.17%	0.35%[5]
Portfolio turnover rate	1%[3]	26%	34%[3]
Net assets, end of period (x 1,000)	$10,214	$6,611	$4,489

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
97Schwab Target Funds | Semiannual Report

Schwab Target 2065 Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 81.9% OF NET ASSETS

U.S. Stocks 48.0%
Large-Cap 40.2%
Schwab Core Equity Fund	$320,507	$188,116	$—	$—	($7,514)	$501,109	27,102	$48,117
Schwab Fundamental US Large Company Index Fund	395,448	204,658	—	—	16,835	616,941	28,132	8,658
Schwab S&P 500 Index Fund	1,318,648	567,532	(5,896)	(574)	116,289	1,995,999	31,119	23,131
Schwab Select Large Cap Growth Fund *	623,625	328,406	—	—	43,153	995,184	49,438	79,406
						4,109,233
Mid-Cap 2.0%
Schwab U.S. Mid-Cap Index Fund	117,344	94,050	(7,108)	(1,128)	4,241	207,399	3,915	2,050
Small-Cap 5.8%
Schwab Small-Cap Equity Fund	375,251	268,362	—	—	(53,884)	589,729	35,061	39,361
						4,906,361

International Stocks 26.1%
Developed Markets 26.1%
Schwab Fundamental International Large Company Index Fund	—	133,126	—	—	2,672	135,798	13,580	—
Schwab International Core Equity Fund	737,144	193,914	(10,403)	(933)	144,428	1,064,150	103,115	26,913
Schwab International Opportunities Fund	1,011,213	347,715	(82,099)	(43,328)	232,043	1,465,544	73,757	39,438
						2,665,492

Real Estate 6.8%
Global Real Estate 6.8%
Schwab Global Real Estate Fund	434,086	237,462	—	—	23,620	695,168	111,763	9,462

Fixed Income 1.0%
Intermediate-Term Bond 0.5%
Schwab U.S. Aggregate Bond Index Fund	28,329	21,598	—	—	1,821	51,748	5,712	599
Short-Term Bond 0.5%
Schwab Short-Term Bond Index Fund	31,877	14,530	—	—	894	47,301	4,953	530
						99,049
Total Affiliated Underlying Funds (Cost $9,016,386)	$5,393,472	$2,599,469	($105,506 )	($45,963 )	$524,598	$8,366,070		$277,665

See financial notes
Schwab Target Funds | Semiannual Report98

Schwab Target 2065 Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 17.8% OF NET ASSETS

U.S. Stocks 10.6%
Large-Cap 8.7%
ClearBridge Large Cap Growth Fund, Class IS *						$245,380	4,457
Dodge & Cox Stock Fund, Class I						638,622	2,917
						884,002
Small-Cap 1.9%
ClearBridge Small Cap Growth Fund, Class IS *						192,572	4,968
						1,076,574

International Stocks 5.7%
Emerging Markets 5.7%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						582,020	75,489

Fixed Income 1.5%
Intermediate-Term Bond 1.0%
Loomis Sayles Investment Grade Bond Fund, Class Y						105,392	10,646
International Bond 0.5%
PIMCO International Bond Fund (U.S. Dollar- Hedged), Institutional Class						49,404	5,195
						154,796
Total Unaffiliated Underlying Funds (Cost $2,019,135)						$1,813,390
Total Investments in Securities (Cost $11,035,521)						$10,179,460

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

At April 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be
Level 1, Level 2 or Level 3. (See financial note 2(a) for additional information).
See financial notes
99Schwab Target Funds | Semiannual Report

Schwab Target 2065 Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $9,016,386)		$8,366,070
Investments in securities, at value - unaffiliated (cost $2,019,135)		1,813,390
Cash		37,338
Receivables:
Fund shares sold		13,931
Due from investment adviser		6,324
Dividends		329
Prepaid expenses	+	12,364
Total assets		10,249,746

Liabilities
Payables:
Fund shares redeemed		19,703
Investments bought		331
Independent trustees’ fees		132
Accrued expenses	+	15,503
Total liabilities		35,669
Net assets		$10,214,077

Net Assets by Source
Capital received from investors		$11,043,659
Total distributable loss	+	(829,582)
Net assets		$10,214,077

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$10,214,077		1,112,135		$9.18

See financial notes
Schwab Target Funds | Semiannual Report100

Schwab Target 2065 Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - affiliated		$88,343
Dividends received from securities - unaffiliated	+	17,577
Total investment income		105,920

Expenses
Professional fees		11,488
Registration fees		8,962
Portfolio accounting fees		5,539
Independent trustees’ fees		3,161
Shareholder reports		2,413
Custodian fees		745
Transfer agent fees		394
Other expenses	+	1,012
Total expenses		33,714
Expense reduction	–	33,714
Net expenses	–	—
Net investment income		105,920

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated		189,322
Realized capital gain distributions received from underlying funds - unaffiliated		35,071
Net realized losses on sales of securities - affiliated	+	(45,963)
Net realized gains		178,430
Net change in unrealized appreciation (depreciation) on securities - affiliated		524,598
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	63,869
Net change in unrealized appreciation (depreciation)	+	588,467
Net realized and unrealized gains		766,897
Increase in net assets resulting from operations		$872,817
See financial notes
101Schwab Target Funds | Semiannual Report

Schwab Target 2065 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$105,920	$67,003
Net realized gains		178,430	162,871
Net change in unrealized appreciation (depreciation)	+	588,467	(1,687,414)
Increase (decrease) in net assets resulting from operations		$872,817	($1,457,540 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($358,283 )	($132,928 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		362,034	$3,250,231	558,480	$5,553,563
Shares reinvested		40,172	342,268	10,020	112,123
Shares redeemed	+	(56,306)	(503,481)	(198,386)	(1,953,828)
Net transactions in fund shares		345,900	$3,089,018	370,114	$3,711,858

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		766,235	$6,610,525	396,121	$4,489,135
Total increase	+	345,900	3,603,552	370,114	2,121,390
End of period		1,112,135	$10,214,077	766,235	$6,610,525
See financial notes
Schwab Target Funds | Semiannual Report102

Schwab Target Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Target 2010 Fund	Schwab Dividend Equity Fund
Schwab Target 2015 Fund	Schwab Large-Cap Growth Fund
Schwab Target 2020 Fund	Schwab Small-Cap Equity Fund
Schwab Target 2025 Fund	Schwab Health Care Fund
Schwab Target 2030 Fund	Schwab International Core Equity Fund
Schwab Target 2035 Fund	Schwab Fundamental US Large Company Index Fund
Schwab Target 2040 Fund	Schwab Fundamental US Small Company Index Fund
Schwab Target 2045 Fund	Schwab Fundamental International Large Company Index Fund
Schwab Target 2050 Fund	Schwab Fundamental International Small Company Index Fund
Schwab Target 2055 Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Target 2060 Fund	Schwab Fundamental Global Real Estate Index Fund
Schwab Target 2065 Fund	Schwab Target 2010 Index Fund
Schwab S&P 500 Index Fund	Schwab Target 2015 Index Fund
Schwab Small-Cap Index Fund®	Schwab Target 2020 Index Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2025 Index Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2030 Index Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2035 Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Target 2040 Index Fund
Schwab International Index Fund®	Schwab Target 2045 Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2050 Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2055 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2060 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2065 Index Fund
Schwab International Opportunities Fund	Schwab Monthly Income Fund - Target Payout
Schwab Balanced Fund	Schwab Monthly Income Fund - Flexible Payout
Schwab Core Equity Fund	Schwab Monthly Income Fund - Income Payout
Each of the Schwab Target Funds is considered a “fund of funds” because it invests in other mutual funds or exchange-traded funds (ETFs). Each of the funds seeks to achieve its investment objective by investing primarily in a combination of other affiliated Schwab mutual funds. Each fund may also invest in affiliated Schwab ETFs and unaffiliated third party mutual funds and ETFs (referred to herein as unaffiliated funds and, together with Schwab Funds and Schwab ETFs, as the underlying funds). Each fund invests in the underlying funds in accordance with its target portfolio allocation.
Each fund in this report offers one share class.  Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
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Schwab Target Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments)— Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash
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Schwab Target Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2023, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Investments: The funds may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. Each fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by a fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year. To receive distributions, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
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Schwab Target Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(j) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments may cause the funds to underperform other funds with a similar investment objective. The funds are not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the funds are an appropriate investment in light of their current financial position and retirement needs.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of a fund. However, the investment adviser is a fiduciary to each fund and is legally obligated to act in each fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Exchange-Traded Fund (ETF) Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The funds may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain their allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest, which include any combination of the risks described below.
• Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
• Management Risk. Generally,the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or subadviser(s)) will make poor security selections.  An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.
• Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an
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Schwab Target Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
• Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
• Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
• Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when a fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
• ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
• Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
• Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recording requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
• Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as leverage risk, liquidity risk, market risk and management risk are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gains. An underlying fund’s use of derivatives could reduce the
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Schwab Target Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
underlying fund’s performance, increase its volatility, and could cause the underlying fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules. An underlying fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that a fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
• Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
• Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
• Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
• Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management (the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Investment Advisory and Administration Agreement between the investment adviser and the trust. The investment adviser does not receive a fee for the services it performs for the funds. However, the investment adviser is entitled to receive an annual management fee from each of the affiliated Schwab Funds that serve as underlying funds.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc., a broker-dealer affiliate of an investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The funds are not subject to any fee under the Plan.
Expense Limitation
The investment adviser and its affiliates have agreed with the funds, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.00%.
The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.
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Schwab Target Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of April 30, 2023, each Schwab Target Fund’s ownership percentages of other related funds’ shares are as follows:
UNDERLYING FUNDS	SCHWAB TARGET 2010 FUND	SCHWAB TARGET 2015 FUND	SCHWAB TARGET 2020 FUND	SCHWAB TARGET 2025 FUND	SCHWAB TARGET 2030 FUND	SCHWAB TARGET 2035 FUND	SCHWAB TARGET 2040 FUND	SCHWAB TARGET 2045 FUND	SCHWAB TARGET 2050 FUND	SCHWAB TARGET 2055 FUND	SCHWAB TARGET 2060 FUND	SCHWAB TARGET 2065 FUND
Schwab Core Equity Fund	0.1%	0.1%	0.6%	1.0%	2.6%	1.6%	3.5%	0.8%	0.8%	0.6%	0.2%	0.0%*
Schwab Fundamental International Large Company Index Fund	0.0%*	0.0%*	0.1%	0.2%	0.4%	0.3%	0.6%	0.1%	0.1%	0.1%	0.0%*	0.0%*
Schwab Fundamental US Large Company Index Fund	0.0%*	0.0%*	0.1%	0.1%	0.3%	0.3%	0.6%	0.2%	0.2%	0.1%	0.0%*	0.0%*
Schwab Global Real Estate Fund	0.4%	0.5%	3.7%	5.8%	13.6%	8.6%	18.6%	4.7%	4.9%	3.4%	1.1%	0.2%
Schwab International Core Equity Fund	0.3%	0.4%	2.7%	4.7%	11.7%	7.5%	16.4%	4.1%	4.1%	2.9%	0.9%	0.2%
Schwab International Opportunities Fund	0.2%	0.3%	1.9%	3.3%	8.2%	5.2%	11.5%	2.8%	3.0%	2.0%	0.7%	0.1%
Schwab S&P 500 Index Fund	0.0%*	0.0%*	0.1%	0.1%	0.3%	0.1%	0.3%	0.1%	0.1%	0.0%*	0.0%*	0.0%*
Schwab Select Large Cap Growth Fund	0.1%	0.1%	0.4%	0.7%	1.8%	1.3%	2.9%	0.9%	1.1%	0.8%	0.3%	0.1%
Schwab Short-Term Bond Index Fund	0.2%	0.3%	1.7%	1.8%	2.4%	0.9%	1.2%	0.2%	0.1%	0.1%	0.0%*	0.0%*
Schwab Small-Cap Equity Fund	0.1%	0.2%	1.1%	1.8%	5.0%	3.4%	7.8%	2.1%	2.3%	1.7%	0.5%	0.1%
Schwab Treasury Inflation Protected Securities Index Fund	0.1%	0.1%	0.9%	0.8%	0.5%	— %	— %	— %	— %	— %	— %	— %
Schwab U.S. Aggregate Bond Index Fund	0.3%	0.3%	2.0%	2.2%	2.8%	1.1%	1.5%	0.2%	0.1%	0.1%	0.0%*	0.0%*
Schwab U.S. Mid Cap Index Fund	0.1%	0.1%	0.5%	0.5%	1.2%	0.8%	1.6%	0.4%	0.4%	0.3%	0.1%	0.0%*
Schwab Variable Share Price Money Fund, Ultra Shares	0.0%*	0.0%*	0.3%	0.3%	0.3%	0.1%	0.1%	0.0%*	0.0%*	— %	— %	— %

*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but they did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
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Financial Notes, unaudited (continued)

 6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2023, purchases and sales of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Target 2010 Fund	$3,674,713	$5,288,043
Schwab Target 2015 Fund	2,612,480	6,561,403
Schwab Target 2020 Fund	17,612,540	46,495,364
Schwab Target 2025 Fund	35,530,093	60,944,563
Schwab Target 2030 Fund	65,558,893	68,792,760
Schwab Target 2035 Fund	38,381,257	30,005,124
Schwab Target 2040 Fund	73,327,760	66,605,840
Schwab Target 2045 Fund	22,671,072	8,970,230
Schwab Target 2050 Fund	24,749,150	9,766,246
Schwab Target 2055 Fund	17,689,585	6,448,452
Schwab Target 2060 Fund	7,685,050	1,876,178
Schwab Target 2065 Fund	3,166,202	105,506

8. Federal Income Taxes:
As of April 30, 2023, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Target 2010 Fund	$44,452,782	$4,884,354	($2,620,474)	$2,263,880
Schwab Target 2015 Fund	52,136,085	7,562,150	(3,172,124)	4,390,026
Schwab Target 2020 Fund	337,202,069	57,056,593	(21,168,102)	35,888,491
Schwab Target 2025 Fund	456,100,828	64,205,864	(25,032,703)	39,173,161
Schwab Target 2030 Fund	827,162,221	161,659,603	(41,364,619)	120,294,984
Schwab Target 2035 Fund	470,588,242	71,624,850	(22,104,220)	49,520,630
Schwab Target 2040 Fund	873,610,586	184,078,469	(33,759,281)	150,319,188
Schwab Target 2045 Fund	222,719,063	21,803,763	(11,679,457)	10,124,306
Schwab Target 2050 Fund	223,388,911	19,948,610	(11,060,105)	8,888,505
Schwab Target 2055 Fund	151,832,692	12,561,615	(8,221,361)	4,340,254
Schwab Target 2060 Fund	49,390,958	1,733,311	(2,540,237)	(806,926)
Schwab Target 2065 Fund	11,243,101	-	(1,063,641)	(1,063,641)
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Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2023. The tax-basis components of distributions paid during the fiscal year ended October 31, 2022 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Target 2010 Fund	$1,331,099	$1,739,735
Schwab Target 2015 Fund	1,744,930	3,437,941
Schwab Target 2020 Fund	11,812,575	25,556,397
Schwab Target 2025 Fund	15,900,882	24,337,226
Schwab Target 2030 Fund	29,568,203	46,509,219
Schwab Target 2035 Fund	16,504,016	17,830,955
Schwab Target 2040 Fund	34,399,189	46,775,680
Schwab Target 2045 Fund	7,204,576	5,468,227
Schwab Target 2050 Fund	7,536,621	6,628,300
Schwab Target 2055 Fund	4,779,602	3,427,752
Schwab Target 2060 Fund	1,250,419	643,727
Schwab Target 2065 Fund	132,928	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of October 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended October 31, 2022, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None
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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Vice President
(Mar. 2022 – present) and Director (Oct. 2015 – Mar. 2022), Charles Schwab Investment
Management, Inc.

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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President
and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles
Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer
(May 2001 – Apr. 2018), ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles
Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice
President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President
(Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President
(Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant
Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Government/Credit 1–5 Year Index An index that is a broad-based benchmark measuring the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have a remaining maturity greater than or equal to one year and less than five years. The index excludes certain types of securities, including, bonds with equity type features (e.g., warrants, convertibles and preferreds), tax-exempt municipal securities, inflation-linked bonds, floating rate issues, strips, private placements, U.S. dollar-denominated 25 and 50 par retail bonds, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Bills 1–3 Month Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones U.S. Total Stock Market Index An index which includes all U.S. equity issues with readily available prices. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE EPRA Nareit Global Index (Net) An index that provides a diverse representation of publicly traded equity real estate investment trusts (REITs) and listed property companies worldwide. The index constituents are free-float adjusted, and screened on liquidity, size and revenue. The index is comprised of countries in developed and emerging markets. The Net of Tax Index is calculated based on the maximum withholding tax rates applicable to dividends received by institutional investors who are not resident in the same country as the remitting company and who do not benefit from double taxation treaties.
FTSE non-US Dollar World Government Bond Index A market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least 1 year.
market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net) A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
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MSCI Emerging Markets Index (Net) A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
Russell 1000 Index An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell Midcap Index  An index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock A share of ownership, or equity, in the issuing company.
Target 2010 Composite Index A custom blended index developed by Schwab Asset Management based on the 2010 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Global Aggregate ex-US Hedged Index. Effective February 1, 2023, the composite is derived using the following portion allocations: 23.0% S&P 500 Index, 1.2% Russell Midcap Index, 1.8% Russell 2000 Index, 7.9% MSCI EAFE Index (Net), 41.3% Bloomberg US Aggregate Bond Index, 2.6% FTSE EPRA Nareit Global Index (Net), 6.7% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.1% Bloomberg Global Aggregate ex-US Hedged Index, 0.8% Bloomberg US Government/Credit Index, 8.0% Bloomberg US Government/Credit 1-5 Year Index, and 4.6% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
Target 2015 Composite Index A custom blended index developed by Schwab Asset Management based on the 2015 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Global Aggregate ex-US Hedged Index. Effective February 1, 2023, the composite is derived using the following portion allocations: 25.1% S&P 500 Index, 1.4% Russell Midcap Index, 2.0% Russell 2000 Index, 9.0% MSCI EAFE Index (Net), 38.5% Bloomberg US Aggregate Bond Index, 2.8% FTSE EPRA Nareit Global Index (Net), 6.3% Bloomberg US
Treasury Inflation-Linked Bond Index (Series-L), 2.2% Bloomberg Global Aggregate ex-US Hedged Index, 1.1% Bloomberg US Government/Credit Index, 7.4% Bloomberg US Government/Credit 1-5 Year Index, and 4.2% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
Target 2020 Composite Index A custom blended index developed by Schwab Asset Management based on the 2020 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Global Aggregate ex-US Hedged Index. Effective February 1, 2023, the composite is derived using the following portion allocations: 26.4% S&P 500 Index, 1.5% Russell Midcap Index, 2.1% Russell 2000 Index, 9.9% MSCI EAFE Index (Net), 36.7% Bloomberg US Aggregate Bond Index, 3.0% FTSE EPRA Nareit Global Index (Net), 6.1% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.2% Bloomberg Global Aggregate ex-US Hedged Index, 1.3% Bloomberg US Government/Credit Index, 7.0% Bloomberg US Government/Credit 1-5 Year Index, and 3.8% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
Target 2025 Composite Index A custom blended index developed by Schwab Asset Management based on the 2025 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000® Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Global Aggregate ex-US Hedged Index. Effective February 1, 2023, the composite is derived using the following portion allocations: 29.8% S&P 500 Index, 1.4% Russell Midcap Index, 2.6% Russell 2000 Index, 12.8% MSCI EAFE Index (Net), 31.2% Bloomberg US Aggregate Bond Index, 3.5% FTSE EPRA Nareit Global Index (Net), 0.3% MSCI Emerging Markets Index (Net), 4.2% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 3.1% Bloomberg Global Aggregate ex-US Hedged Index, 1.8% Bloomberg US Government/Credit Index, 5.8% Bloomberg US Government/Credit 1-5 Year Index, and 3.3% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
Target 2030 Composite Index A custom blended index developed by Schwab Asset Management based on the 2030 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Global Aggregate ex-US Hedged Index. Effective February 1, 2023, the composite is derived using the following portion allocations: 36.1% S&P 500 Index, 1.6% Russell Midcap Index, 3.8% Russell 2000 Index, 16.5% MSCI EAFE Index (Net), 22.0% Bloomberg US Aggregate Bond Index, 4.4% FTSE EPRA Nareit Global Index (Net), 1.1% MSCI Emerging Markets Index (Net), 1.4% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 4.1% Bloomberg Global Aggregate ex-US Hedged Index, 2.6% Bloomberg US Government/Credit Index, 3.9%
117Schwab Target Funds | Semiannual Report

Schwab Target Funds
Bloomberg US Government/Credit 1-5 Year Index, and 2.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
Target 2035 Composite Index A custom blended index developed by Schwab Asset Management based on the 2035 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Global Aggregate ex-US Hedged Index. Effective February 1, 2023, the composite is derived using the following portion allocations: 40.4% S&P 500 Index, 1.7% Russell Midcap Index, 4.7% Russell 2000 Index, 19.2% MSCI EAFE Index (Net), 15.6% Bloomberg US Aggregate Bond Index, 5.1% FTSE EPRA Nareit Global Index (Net), 2.0% MSCI Emerging Markets Index (Net), 3.8% Bloomberg Global Aggregate ex-US Hedged Index, 2.9% Bloomberg US Government/Credit Index, 2.7% Bloomberg US Government/Credit 1-5 Year Index, and 1.9% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
Target 2040 Composite Index A custom blended index developed by Schwab Asset Management based on the 2040 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Global Aggregate ex-US Hedged Index. Effective February 1, 2023, the composite is derived using the following portion allocations: 43.6% S&P 500 Index, 1.8% Russell Midcap Index, 5.6% Russell 2000 Index, 21.4% MSCI EAFE Index (Net), 10.4% Bloomberg US Aggregate Bond Index, 5.7% FTSE EPRA Nareit Global Index (Net), 2.9% MSCI Emerging Markets Index (Net), 2.8% Bloomberg Global Aggregate ex-US Hedged Index, 2.8% Bloomberg US Government/Credit Index, 1.8% Bloomberg US Government/Credit 1-5 Year Index, and 1.4% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
Target 2045 Composite Index A custom blended index developed by Schwab Asset Management based on the 2045 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Global Aggregate ex-US Hedged Index. Effective February 1, 2023, the composite is derived using the following portion allocations: 46.0% S&P 500 Index, 1.9% Russell Midcap Index, 6.4% Russell 2000 Index, 23.2% MSCI EAFE Index (Net), 6.2% Bloomberg US Aggregate Bond Index, 6.1% FTSE EPRA Nareit Global Index (Net), 3.8% MSCI Emerging Markets Index (Net), 1.8% Bloomberg Global Aggregate ex-US Hedged Index, 2.4% Bloomberg US Government/Credit Index, 1.1% Bloomberg US Government/Credit 1-5 Year Index, and 0.9% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
Target 2050 Composite Index A custom blended index developed by Schwab Asset Management based on the 2050 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Global Aggregate ex-US Hedged Index. Effective February 1, 2023, the composite is derived using the following portion allocations: 47.2% S&P 500 Index, 2.0% Russell Midcap Index, 7.0% Russell 2000 Index, 24.3% MSCI EAFE Index (Net), 3.9% Bloomberg US Aggregate Bond Index, 6.4% FTSE EPRA Nareit Global Index (Net), 4.6% MSCI Emerging Markets Index (Net), 1.3% Bloomberg Global Aggregate ex-US Hedged Index, 2.0% Bloomberg US Government/Credit Index, 0.7% Bloomberg US Government/Credit 1-5 Year Index, and 0.7% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
Target 2055 Composite Index A custom blended index developed by Schwab Asset Management based on the 2055 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Global Aggregate ex-US Hedged Index. Effective February 1, 2023, the composite is derived using the following portion allocations: 47.9% S&P 500 Index, 2.0% Russell Midcap Index, 7.3% Russell 2000 Index, 24.9% MSCI EAFE Index (Net), 2.6% Bloomberg US Aggregate Bond Index, 6.6% FTSE EPRA Nareit Global Index (Net), 5.1% MSCI Emerging Markets Index (Net), 0.9% Bloomberg Global Aggregate ex-US Hedged Index, 1.6% Bloomberg US Government/Credit Index, 0.6% Bloomberg US Government/Credit 1-5 Year Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
Target 2060 Composite Index A custom blended index developed by Schwab Asset Management based on the 2060 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Global Aggregate ex-US Hedged Index. Effective February 1, 2023, the composite is derived using the following portion allocations: 48.4% S&P 500 Index, 2.0% Russell Midcap Index, 7.6% Russell 2000 Index, 25.5% MSCI EAFE Index (Net), 1.3% Bloomberg US Aggregate Bond Index, 6.7% FTSE EPRA Nareit Global Index (Net), 5.6% MSCI Emerging Markets Index (Net), 0.6% Bloomberg Global Aggregate ex-US Hedged Index, 1.2% Bloomberg US Government/Credit Index, 0.5% Bloomberg US Government/Credit 1-5 Year Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
Target 2065 Composite Index A custom blended index developed by Schwab Asset Management based on the 2065 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2023, the composite is derived using the following portion allocations: 48.7% S&P 500 Index, 2.1% Russell Midcap Index, 7.8% Russell 2000 Index, 25.8% MSCI EAFE Index (Net), 0.5% Bloomberg US Aggregate Bond Index, 6.8% FTSE EPRA Nareit Global Index (Net), 5.8% MSCI Emerging Markets Index (Net), 0.5% Bloomberg Global Aggregate ex-US Hedged Index, 1.0% Bloomberg US Government/Credit Index, 0.5% Bloomberg US Government/Credit
Schwab Target Funds | Semiannual Report118

Schwab Target Funds
1-5 Year Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
119Schwab Target Funds | Semiannual Report

Notes

Schwab Target Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2023 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR34720-17
00286324

Semiannual Report | April 30, 2023
Schwab Balanced Fund

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Schwab Balanced Fund
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
Schwab Balanced Fund | Semiannual Report1

Schwab Balanced Fund
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Return for the 6 Months Ended April 30, 2023
Schwab Balanced Fund (Ticker Symbol: SWOBX)	9.51%
Balanced Blended Index	8.29%
Fund Category: Morningstar Moderate Allocation[1]	6.50%
Performance Details	pages 4-5
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up the composite index may vary over time. For index definition, please see the Glossary.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
1
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
2Schwab Balanced Fund | Semiannual Report

Schwab Balanced Fund
Fund Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the fund. Prior to joining Schwab in 2012, Ms. Tang was a product manager at Thomson
Reuters and from 1997 to 2009 worked as a portfolio manager at Barclays Global Investors (now known as
BlackRock).

Drew Hayes, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the fund. Mr. Hayes has been with Schwab since 2006. Before becoming a portfolio manager, he spent seven years as a senior fixed income specialist for Schwab Wealth Advisory, Inc. Prior to that, he worked as a bond investment specialist for two years and as a registered representative for two years for Charles
Schwab & Co., Inc.

Patrick Kwok, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the fund. Previously, Mr. Kwok served as an associate portfolio manager from 2012 to 2016. Prior to that, he worked as a fund administration manager, where he was responsible for oversight of sub-advisers, trading, cash management, and fund administration supporting the Charles Schwab Trust Bank Collective Investment
Trusts and multi-asset Schwab Funds. Prior to joining Schwab Asset Management in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at
State Street Bank & Trust as a portfolio accountant and pricing specialist.

Schwab Balanced Fund | Semiannual Report3

Schwab Balanced Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Balanced Fund (11/18/96)	9.51%	1.33%	5.76%	6.94%
S&P 500® Index	8.63%	2.66%	11.45%	12.20%
Bloomberg US Aggregate Bond Index	6.91%	-0.43%	1.18%	1.32%
Balanced Blended Index	8.29%	1.93%	7.13%	7.60%
Fund Category: Morningstar Moderate Allocation[2]	6.50%	-0.20%	5.38%	6.03%
Fund Expense Ratios[3]: Net 0.49%; Gross 0.52%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.49% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
4Schwab Balanced Fund | Semiannual Report

Schwab Balanced Fund
Performance and Fund Facts as of April 30, 2023

Statistics
Number of Holdings	7
Portfolio Turnover Rate	8% [1]
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
4
The holdings listed exclude any temporary liquidity investments.
Schwab Balanced Fund | Semiannual Report5

Schwab Balanced Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including transfer agent fees and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2022 and held through April 30, 2023.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1,2]	EFFECTIVE EXPENSE RATIO (ANNUALIZED)[3,4]	BEGINNING ACCOUNT VALUE AT 11/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 4/30/23	EXPENSES PAID DURING PERIOD 11/1/22-4/30/23[2,5]	EFFECTIVE EXPENSES PAID DURING PERIOD 11/1/22-4/30/23[4,5]
Schwab Balanced Fund
Actual Return	0.00%	0.50%	$1,000.00	$1,095.10	$0.00	$2.60
Hypothetical 5% Return	0.00%	0.50%	$1,000.00	$1,024.79	$0.00	$2.51

[1]	Based on the most recent six-month expense ratio.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expenses and the expense ratio; may differ from the acquired fund fees and expenses and the expense ratio in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days in the period, and divided by 365 days in the fiscal year.

6Schwab Balanced Fund | Semiannual Report

Schwab Balanced Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$15.11	$19.74	$16.50	$15.99	$15.41	$15.60
Income (loss) from investment operations:
Net investment income (loss)[1]	0.16	0.21	0.19	0.20	0.24	0.23
Net realized and unrealized gains (losses)	1.17	(3.62)	3.58	1.13	1.32	0.08 [2]
Total from investment operations	1.33	(3.41)	3.77	1.33	1.56	0.31
Less distributions:
Distributions from net investment income	(0.24)	(0.85)	(0.19)	(0.22)	(0.37)	(0.48)
Distributions from net realized gains	(1.18)	(0.37)	(0.34)	(0.60)	(0.61)	(0.02)
Total distributions	(1.42)	(1.22)	(0.53)	(0.82)	(0.98)	(0.50)
Net asset value at end of period	$15.02	$15.11	$19.74	$16.50	$15.99	$15.41
Total return	9.51%[3]	(18.51%)	23.20%	8.58%	11.19%	1.94%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.00%[5]	0.00%[6]	0.00%	0.00%	0.00%	0.00%
Gross operating expenses[4]	0.02%[5]	0.03%[6]	0.02%	0.03%	0.04%	0.04%
Net investment income (loss)	2.18%[5]	1.25%	1.01%	1.26%	1.55%	1.44%
Portfolio turnover rate	8%[3]	31%	6%	18%	32%	6%
Net assets, end of period (x 1,000)	$625,088	$619,501	$803,812	$577,427	$526,174	$446,626

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[3]	Not annualized.
[4]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Balanced Fund | Semiannual Report7

Schwab Balanced Fund
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 50.0%
Large-Cap 42.4%
Schwab Core Equity Fund	$169,123,771	$23,392,301	($16,443,380)	($3,824,562)	($3,214,525)	$169,033,605	9,141,893	$23,392,301
Schwab Select Large Cap Growth Fund *	90,341,359	10,563,661	(7,812,745)	(4,253,910)	7,011,205	95,849,570	4,761,529	10,563,661
						264,883,175
Small-Cap 7.6%
Schwab Small-Cap Equity Fund	55,190,549	4,883,859	(6,312,667)	375,894	(6,262,963)	47,874,672	2,846,294	4,883,859
						312,757,847

International Stocks 10.0%
Developed Markets 10.0%
Schwab International Opportunities Fund	57,148,155	2,091,894	(6,513,503)	(1,253,943)	11,246,928	62,719,531	3,156,494	2,091,894

Fixed Income 37.0%
Intermediate-Term Bond 37.0%
Schwab U.S. Aggregate Bond Index Fund	229,130,407	6,910,411	(17,094,117)	(3,633,729)	15,687,603	231,000,575	25,496,752	3,385,804

Money Market Funds 2.3%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.82% (b)	13,833,236	297,955	—	—	1,328	14,132,519	14,131,106	306,463
Total Affiliated Underlying Funds (Cost $643,603,926)	$614,767,477	$48,140,081	($54,176,412 )	($12,590,250 )	$24,469,576	$620,610,472		$44,623,982

UNAFFILIATED UNDERLYING FUNDS 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.76% (b)						$3,135,911	3,135,911
Total Unaffiliated Underlying Funds (Cost $3,135,911)						$3,135,911
Total Investments in Securities (Cost $646,739,837)						$623,746,383

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (See financial note 2(c) for additional information).

(b)	The rate shown is the annualized 7-day yield.
At April 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be
Level 1, Level 2 or Level 3. (See financial note 2(a) for additional information).
See financial notes
8Schwab Balanced Fund | Semiannual Report

Schwab Balanced Fund
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $643,603,926)		$620,610,472
Investments in securities, at value - unaffiliated (cost $3,135,911)		3,135,911
Receivables:
Investments sold		1,600,000
Dividends		584,632
Fund shares sold		99,893
Due from investment adviser		10,255
Prepaid expenses	+	15,914
Total assets		626,057,077

Liabilities
Payables:
Investments bought		543,419
Fund shares redeemed		393,214
Independent trustees’ fees		223
Accrued expenses	+	32,050
Total liabilities		968,906
Net assets		$625,088,171

Net Assets by Source
Capital received from investors		$633,216,649
Total distributable loss	+	(8,128,478)
Net assets		$625,088,171

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$625,088,171		41,608,206		$15.02

See financial notes
Schwab Balanced Fund | Semiannual Report9

Schwab Balanced Fund
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - affiliated		$6,636,014
Dividends received from securities - unaffiliated	+	79,935
Total investment income		6,715,949

Expenses
Registration fees		23,468
Shareholder reports		15,903
Portfolio accounting fees		13,090
Professional fees		12,011
Independent trustees’ fees		4,035
Transfer agent fees		3,381
Custodian fees		1,084
Other expenses	+	3,670
Total expenses		76,642
Expense reduction	–	76,642
Net expenses	–	—
Net investment income		6,715,949

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated		37,987,968
Net realized losses on sales of securities - affiliated		(12,590,250)
Net realized gains on sales of securities - unaffiliated	+	127
Net realized gains		25,397,845
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	24,469,576
Net realized and unrealized gains		49,867,421
Increase in net assets resulting from operations		$56,583,370
See financial notes
10Schwab Balanced Fund | Semiannual Report

Schwab Balanced Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$6,715,949	$9,212,900
Net realized gains		25,397,845	72,889,246
Net change in unrealized appreciation (depreciation)	+	24,469,576	(234,394,313)
Increase (decrease) in net assets resulting from operations		$56,583,370	($152,292,167 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($56,655,490 )	($53,966,826 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,781,698	$26,529,363	10,090,100	$184,284,944
Shares reinvested		3,536,115	49,470,251	2,499,461	47,414,756
Shares redeemed	+	(4,709,802)	(70,340,236)	(12,303,468)	(209,751,334)
Net transactions in fund shares		608,011	$5,659,378	286,093	$21,948,366

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		41,000,195	$619,500,913	40,714,102	$803,811,540
Total increase (decrease)	+	608,011	5,587,258	286,093	(184,310,627)
End of period		41,608,206	$625,088,171	41,000,195	$619,500,913
See financial notes
Schwab Balanced Fund | Semiannual Report11

Schwab Balanced Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Balanced Fund is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Balanced Fund	Schwab Target 2045 Fund
Schwab S&P 500 Index Fund	Schwab Target 2050 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2055 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2065 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab International Index Fund®	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2010 Index Fund
Schwab International Opportunities Fund	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Health Care Fund	Schwab Target 2040 Index Fund
Schwab International Core Equity Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab Target 2065 Index Fund
Schwab Target 2030 Fund	Schwab Monthly Income Fund – Target Payout
Schwab Target 2035 Fund	Schwab Monthly Income Fund – Flexible Payout
Schwab Target 2040 Fund	Schwab Monthly Income Fund – Income Payout
The Schwab Balanced Fund is a “fund of funds” because it invests in other mutual funds or exchange-traded funds (ETFs).  The fund seeks to achieve its investment objective by generally investing in a diversified group of other affiliated Schwab Funds but may also invest in other unaffiliated mutual funds or ETFs (referred to herein, together with Schwab Funds, as the underlying funds). The fund invests in accordance with its target portfolio allocation.
The fund offers one share class.  Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
12Schwab Balanced Fund | Semiannual Report

Schwab Balanced Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Schwab Balanced Fund | Semiannual Report13

Schwab Balanced Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the fund’s investments as of April 30, 2023, are disclosed in the fund’s Portfolio Holdings.
(b) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(c) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(d) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by a fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(e) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(f) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(g) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(h) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(i) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
14Schwab Balanced Fund | Semiannual Report

Schwab Balanced Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective. The fund is not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the fund is an appropriate investment in light of their current financial position and retirement needs.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.
• Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
• Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or subadviser(s)) will select or allocate assets that could cause the fund to underperform or otherwise not meet its objective. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.
• Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
• Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
• Growth Investing Risk. An underlying fund’s investments in growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
• Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
Schwab Balanced Fund | Semiannual Report15

Schwab Balanced Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
• ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
• Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
• Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
• Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
• Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as leverage risk, liquidity risk, market risk and management risk are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions  may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gains. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility, and could cause the underlying fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules. An underlying fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
16Schwab Balanced Fund | Semiannual Report

Schwab Balanced Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
• Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
• Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
• Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
• Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
• Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in market value during periods of rising interest rates. Certain of the mortgage-backed securities in which an underlying fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause an underlying fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through to-be-announced (TBA) transactions. An underlying fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.
• Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which an underlying fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. An underlying fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust. The investment adviser does not receive a fee for the services it performs for the fund. However, the investment adviser is entitled to receive an annual management fee from each of the affiliated Schwab Funds that serve as underlying funds.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc., a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The fund is not subject to any fee under the Plan.
Expense Limitation
The investment adviser and its affiliates have agreed with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.00%.
The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
Schwab Balanced Fund | Semiannual Report17

Schwab Balanced Fund
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of April 30, 2023, the fund’s ownership percentages of other related funds’ shares are as follows:
Schwab Core Equity Fund	13.3%
Schwab International Opportunities Fund	5.9%
Schwab Select Large Cap Growth Fund	5.1%
Schwab Small-Cap Equity Fund	9.6%
Schwab U.S. Aggregate Bond Index Fund	5.2%
Schwab Variable Share Price Money Fund, Ultra Shares	0.3%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2023, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$48,140,081	$54,176,412
18Schwab Balanced Fund | Semiannual Report

Schwab Balanced Fund
Financial Notes, unaudited (continued)

 8. Federal Income Taxes:
As of April 30, 2023, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$664,055,025	$0	($40,308,642)	($40,308,642)
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2023. The tax-basis components of distributions paid during the fiscal year ended October 31, 2022 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	LONG-TERM CAPITAL GAINS
$38,253,293	$15,713,533
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of October 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended October 31, 2022, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Balanced Fund | Semiannual Report19

Schwab Balanced Fund
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
20Schwab Balanced Fund | Semiannual Report

Schwab Balanced Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None
Schwab Balanced Fund | Semiannual Report21

Schwab Balanced Fund

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Vice President
(Mar. 2022 – present) and Director (Oct. 2015 – Mar. 2022), Charles Schwab Investment
Management, Inc.

22Schwab Balanced Fund | Semiannual Report

Schwab Balanced Fund
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President
and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles
Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer
(May 2001 – Apr. 2018), ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles
Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice
President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President
(Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President
(Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant
Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
Schwab Balanced Fund | Semiannual Report23

Schwab Balanced Fund
Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Balanced Blended Index A custom blended index developed by Schwab Asset Management that, effective February 1, 2022, is composed of 41.5% S&P 500 Index, 8.5% Russell 2000 Index, 10.0% MSCI EAFE Index (Net), 37.0% Bloomberg US Aggregate Bond Index, and 3.0% Bloomberg US Treasury Bills 1-3 Month Index. From January 29, 2019 through January 31, 2022, the composite was composed of 50% S&P 500 Index, 10% Russell 2000 Index, 37% Bloomberg US Aggregate Bond Index, and 3% Bloomberg US Treasury Bills 1-3 Month Index. From August 1, 2013 through January 28, 2019, the composite was composed of 50% S&P 500 Index, 10% Russell 2000 Index, 25% Bloomberg US Aggregate Bond Index, 12% Bloomberg US Intermediate Aggregate Bond Index and 3% Bloomberg US Treasury Bills 1-3 Month Index. Prior to August 1, 2013 the Balanced Blended Index was composed of 60% S&P 500 Index and 40% Bloomberg US Aggregate Bond Index. Percentages listed may not total to 100% due to rounding.
Bloomberg US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Intermediate Aggregate Bond Index An index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
Bloomberg US Treasury Bills 1–3 Month Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net) A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 2000 Index An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock A share of ownership, or equity, in the issuing company.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
24Schwab Balanced Fund | Semiannual Report

Notes

Notes

Notes

Schwab Balanced Fund
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2023 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR34721-17
00286319

Semiannual Report | April 30, 2023
Schwab MarketTrack Portfolios®

Schwab MarketTrack
All Equity Portfolio™
Schwab MarketTrack
Growth Portfolio™
Schwab MarketTrack
Balanced Portfolio™
Schwab MarketTrack
Conservative Portfolio™

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Schwab MarketTrack Portfolios
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
Schwab MarketTrack Portfolios | Semiannual Report1

Schwab MarketTrack Portfolios
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Return for the 6 Months Ended April 30, 2023
Schwab MarketTrack All Equity Portfolio (Ticker Symbol: SWEGX)	10.23%
All Equity Composite Index	10.41%
Fund Category: Morningstar Aggressive Allocation[1]	7.29%
Performance Details	pages 4-5

Schwab MarketTrack Growth Portfolio (Ticker Symbol: SWHGX)	8.76%
Growth Composite Index	8.91%
Fund Category: Morningstar Moderately Aggressive Allocation[1]	7.40%
Performance Details	pages 6-7

Schwab MarketTrack Balanced Portfolio (Ticker Symbol: SWBGX)	8.25%
Balanced Composite Index	8.43%
Fund Category: Morningstar Moderate Allocation[1]	6.50%
Performance Details	pages 8-9

Schwab MarketTrack Conservative Portfolio (Ticker Symbol: SWCGX)	7.62%
Conservative Composite Index	7.87%
Fund Category: Morningstar Moderately Conservative Allocation[1]	6.80%
Performance Details	pages 10-11
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
1
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
2Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack Portfolios
Fund Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the funds. Prior to joining Schwab in 2012, Ms. Tang was a product manager at Thomson
Reuters and from 1997 to 2009 worked as a portfolio manager at Barclays Global Investors (now known as
BlackRock).

Drew Hayes, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the funds. Mr. Hayes has been with Schwab since 2006. Before becoming a portfolio manager, he spent seven years as a senior fixed income specialist for Schwab Wealth Advisory, Inc. Prior to that, he worked as a bond investment specialist for two years and as a registered representative for two years for Charles
Schwab & Co., Inc.

Patrick Kwok, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the funds. Previously, Mr. Kwok served as an associate portfolio manager from 2012 to 2016. Prior to that, he worked as a fund administration manager, where he was responsible for oversight of sub-advisers, trading, cash management, and fund administration supporting the Charles Schwab Trust Bank Collective Investment
Trusts and multi-asset Schwab Funds. Prior to joining Schwab Asset Management in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at
State Street Bank & Trust as a portfolio accountant and pricing specialist.

Schwab MarketTrack Portfolios | Semiannual Report3

Schwab MarketTrack All Equity Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack All Equity Portfolio (5/19/98)	10.23%	1.91%	6.83%	8.46%
S&P 500® Index	8.63%	2.66%	11.45%	12.20%
All Equity Composite Index	10.41%	2.02%	7.27%	8.95%
Fund Category: Morningstar Aggressive Allocation[2]	7.29%	-0.50%	5.80%	7.36%
Fund Expense Ratio[3]: 0.51%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.12% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
4Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack All Equity Portfolio
Performance and Fund Facts as of April 30, 2023

Statistics
Number of Holdings	10
Portfolio Turnover Rate	6% [1]
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
Schwab MarketTrack Portfolios | Semiannual Report5

Schwab MarketTrack Growth Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack Growth Portfolio (11/20/95)	8.76%	1.46%	6.15%	7.34%
S&P 500® Index	8.63%	2.66%	11.45%	12.20%
Bloomberg US Aggregate Bond Index	6.91%	-0.43%	1.18%	1.32%
Growth Composite Index	8.91%	1.71%	6.61%	7.82%
Fund Category: Morningstar Moderately Aggressive Allocation[2]	7.40%	0.44%	5.66%	6.72%
Fund Expense Ratio[3]: 0.50%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.11% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
6Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack Growth Portfolio
Performance and Fund Facts as of April 30, 2023

Statistics
Number of Holdings	12
Portfolio Turnover Rate	6% [1]
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
Schwab MarketTrack Portfolios | Semiannual Report7

Schwab MarketTrack Balanced Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack Balanced Portfolio (11/20/95)	8.25%	1.15%	4.98%	5.81%
S&P 500® Index	8.63%	2.66%	11.45%	12.20%
Bloomberg US Aggregate Bond Index	6.91%	-0.43%	1.18%	1.32%
Balanced Composite Index	8.43%	1.40%	5.45%	6.30%
Fund Category: Morningstar Moderate Allocation[2]	6.50%	-0.20%	5.38%	6.03%
Fund Expense Ratio[3]: 0.49%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.09% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
8Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack Balanced Portfolio
Performance and Fund Facts as of April 30, 2023

Statistics
Number of Holdings	13
Portfolio Turnover Rate	6% [1]
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
Schwab MarketTrack Portfolios | Semiannual Report9

Schwab MarketTrack Conservative Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack Conservative Portfolio (11/20/95)	7.62%	0.59%	3.62%	4.14%
S&P 500® Index	8.63%	2.66%	11.45%	12.20%
Bloomberg US Aggregate Bond Index	6.91%	-0.43%	1.18%	1.32%
Conservative Composite Index	7.87%	0.94%	4.14%	4.70%
Fund Category: Morningstar Moderately Conservative Allocation[2]	6.80%	-0.35%	3.50%	3.97%
Fund Expense Ratio[3]: 0.50%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.08% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
10Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack Conservative Portfolio
Performance and Fund Facts as of April 30, 2023

Statistics
Number of Holdings	13
Portfolio Turnover Rate	4% [1]
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
This list is not a recommendation of any security by the investment adviser.
Schwab MarketTrack Portfolios | Semiannual Report11

Schwab MarketTrack Portfolios
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2022 and held through April 30, 2023.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1,2]	EFFECTIVE EXPENSE RATIO (ANNUALIZED)[3,4]	BEGINNING ACCOUNT VALUE AT 11/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 4/30/23	EXPENSES PAID DURING PERIOD 11/1/22-4/30/23[2,5]	EFFECTIVE EXPENSES PAID DURING PERIOD 11/1/22-4/30/23[4,5]
Schwab MarketTrack All Equity Portfolio
Actual Return	0.39%	0.51%	$1,000.00	$1,102.30	$2.03	$2.66
Hypothetical 5% Return	0.39%	0.51%	$1,000.00	$1,022.86	$1.96	$2.56
Schwab MarketTrack Growth Portfolio
Actual Return	0.39%	0.50%	$1,000.00	$1,087.60	$2.02	$2.59
Hypothetical 5% Return	0.39%	0.50%	$1,000.00	$1,022.86	$1.96	$2.51
Schwab MarketTrack Balanced Portfolio
Actual Return	0.39%	0.48%	$1,000.00	$1,082.50	$2.01	$2.48
Hypothetical 5% Return	0.39%	0.48%	$1,000.00	$1,022.86	$1.96	$2.41
Schwab MarketTrack Conservative Portfolio
Actual Return	0.42%	0.50%	$1,000.00	$1,076.20	$2.16	$2.57
Hypothetical 5% Return	0.42%	0.50%	$1,000.00	$1,022.71	$2.11	$2.51

[1]	Based on the most recent six-month expense ratio.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expenses and the expense ratio; may differ from the acquired fund fees and expenses and the expense ratio in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days in the period, and divided by 365 days in the fiscal year.

12Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack All Equity Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$19.11	$23.89	$17.73	$19.15	$18.33	$18.76
Income (loss) from investment operations:
Net investment income (loss)[1]	0.34	0.37	0.29	0.37	0.31	0.28
Net realized and unrealized gains (losses)	1.55	(4.23)	7.21	(0.54)	1.30	(0.05)
Total from investment operations	1.89	(3.86)	7.50	(0.17)	1.61	0.23
Less distributions:
Distributions from net investment income	(0.30)	(0.45)	(0.21)	(0.53)	(0.36)	(0.33)
Distributions from net realized gains	(0.62)	(0.47)	(1.13)	(0.72)	(0.43)	(0.33)
Total distributions	(0.92)	(0.92)	(1.34)	(1.25)	(0.79)	(0.66)
Net asset value at end of period	$20.08	$19.11	$23.89	$17.73	$19.15	$18.33
Total return	10.23%[2]	(16.89%)	43.90%	(1.35%)	9.58%	1.10%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.39%[4]	0.39%[5]	0.38%	0.40%	0.40%	0.39%
Gross operating expenses[3]	0.39%[4]	0.39%[5]	0.38%	0.40%	0.40%	0.39%
Net investment income (loss)	3.53%[4]	1.75%	1.33%	2.08%	1.72%	1.46%
Portfolio turnover rate	6%[2]	7%	6%	18%	6%	5%
Net assets, end of period (x 1,000)	$760,000	$698,899	$861,267	$623,095	$690,801	$659,883

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab MarketTrack Portfolios | Semiannual Report13

Schwab MarketTrack All Equity Portfolio
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 64.7%
Large-Cap 49.9%
Schwab Fundamental US Large Company Index Fund	$95,624,733	$4,091,868	($1,104,185)	$227,996	$3,173,606	$102,014,018	4,651,802	$1,961,634
Schwab S&P 500 Index Fund	220,952,420	10,590,114	(8,021,804)	186,820	15,394,634	239,102,184	3,727,817	3,637,126
Schwab U.S. Large-Cap Growth Index Fund	33,751,460	3,598,083	(3,036,106)	(119,373)	3,936,442	38,130,506	522,121	317,718
						379,246,708
Small-Cap 14.8%
Schwab Fundamental US Small Company Index Fund *	32,087,598	4,976,372	(1,097,357)	(99,078)	(1,743,046)	34,124,489	2,384,660	2,075,575
Schwab Small-Cap Index Fund	73,832,645	11,094,576	(3,243,867)	(684,312)	(2,743,860)	78,255,182	2,746,760	941,797
						112,379,671
						491,626,379

International Stocks 29.8%
Developed Markets 24.8%
Schwab Fundamental International Large Company Index Fund	41,791,765	1,251,693	(5,301,250)	399,285	7,378,358	45,519,851	4,551,985	1,251,693
Schwab Fundamental International Small Company Index Fund	34,417,065	2,087,621	(3,824,761)	(757,857)	6,197,012	38,119,080	3,089,066	1,737,621
Schwab International Index Fund	96,128,305	3,300,790	(14,246,714)	(663,347)	20,625,411	105,144,445	4,770,619	2,702,537
						188,783,376
Emerging Markets 5.0%
Schwab Fundamental Emerging Markets Large Company Index Fund	34,280,771	3,495,163	(4,303,064)	(232,233)	4,746,455	37,987,092	4,587,813	1,887,156
						226,770,468

Real Estate 5.0%
U.S. REITs 5.0%
Schwab U.S. REIT ETF	32,899,142	5,400,639	(518,917)	(12,414)	356,259	38,124,709	1,951,111	526,705
Total Affiliated Underlying Funds (Cost $447,630,308)	$695,765,904	$49,886,919	($44,698,025 )	($1,754,513 )	$57,321,271	$756,521,556		$17,039,562
Total Investments in Securities (Cost $447,630,308)						$756,521,556

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
See financial notes
14Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack All Equity Portfolio
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

At April 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3 (see financial note 2(a) for additional information).
See financial notes
Schwab MarketTrack Portfolios | Semiannual Report15

Schwab MarketTrack All Equity Portfolio
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $447,630,308)		$756,521,556
Cash		2,939,035
Receivables:
Investments sold		3,549,041
Fund shares sold		131,364
Prepaid expenses	+	20,432
Total assets		763,161,428

Liabilities
Payables:
Investments bought		2,677,842
Fund shares redeemed		251,623
Shareholder service fees		128,136
Investment adviser and administrator fees		75,264
Independent trustees’ fees		184
Accrued expenses	+	27,951
Total liabilities		3,161,000
Net assets		$760,000,428

Net Assets by Source
Capital received from investors		$459,060,368
Total distributable earnings	+	300,940,060
Net assets		$760,000,428

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$760,000,428		37,853,249		$20.08

See financial notes
16Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack All Equity Portfolio
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - affiliated		$14,293,554
Dividends received from securities - unaffiliated	+	32,393
Total investment income		14,325,947

Expenses
Shareholder service fees		861,151
Investment adviser and administrator fees		475,370
Shareholder reports		21,816
Registration fees		17,105
Portfolio accounting fees		13,428
Professional fees		11,081
Independent trustees’ fees		4,136
Transfer agent fees		2,060
Custodian fees		509
Other expenses	+	3,880
Total expenses		1,410,536
Expense reduction	–	2,060
Net expenses	–	1,408,476
Net investment income		12,917,471

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated		2,746,008
Net realized losses on sales of securities - affiliated	+	(1,754,513)
Net realized gains		991,495
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	57,321,271
Net realized and unrealized gains		58,312,766
Increase in net assets resulting from operations		$71,230,237
See financial notes
Schwab MarketTrack Portfolios | Semiannual Report17

Schwab MarketTrack All Equity Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$12,917,471	$13,600,336
Net realized gains		991,495	24,519,820
Net change in unrealized appreciation (depreciation)	+	57,321,271	(181,792,539)
Increase (decrease) in net assets resulting from operations		$71,230,237	($143,672,383 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($33,442,416 )	($32,780,380 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,882,763	$36,842,872	3,208,269	$68,237,077
Shares reinvested		1,577,571	29,611,009	1,243,501	29,160,110
Shares redeemed	+	(2,188,697)	(43,140,115)	(3,924,534)	(83,312,796)
Net transactions in fund shares		1,271,637	$23,313,766	527,236	$14,084,391

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		36,581,612	$698,898,841	36,054,376	$861,267,213
Total increase (decrease)	+	1,271,637	61,101,587	527,236	(162,368,372)
End of period		37,853,249	$760,000,428	36,581,612	$698,898,841
See financial notes
18Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack Growth Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$22.39	$27.84	$22.42	$23.54	$22.67	$23.47
Income (loss) from investment operations:
Net investment income (loss)[1]	0.38	0.40	0.35	0.43	0.41	0.37
Net realized and unrealized gains (losses)	1.52	(4.49)	7.03	(0.20)	1.62	(0.04)
Total from investment operations	1.90	(4.09)	7.38	0.23	2.03	0.33
Less distributions:
Distributions from net investment income	(0.38)	(0.44)	(0.39)	(0.47)	(0.45)	(0.40)
Distributions from net realized gains	(0.61)	(0.92)	(1.57)	(0.88)	(0.71)	(0.73)
Total distributions	(0.99)	(1.36)	(1.96)	(1.35)	(1.16)	(1.13)
Net asset value at end of period	$23.30	$22.39	$27.84	$22.42	$23.54	$22.67
Total return	8.76%[2]	(15.52%)	34.32%	0.74%	9.86%	1.28%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.39%[4,5]	0.39%[5]	0.39%	0.39%	0.40%	0.39%
Gross operating expenses[3]	0.39%[4,5]	0.39%[5]	0.39%	0.40%	0.40%	0.39%
Net investment income (loss)	3.31%[4]	1.63%	1.33%	1.92%	1.82%	1.59%
Portfolio turnover rate	6%[2]	8%	8%	19%	7%	7%
Net assets, end of period (x 1,000)	$853,729	$801,906	$982,246	$748,492	$816,532	$782,843

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab MarketTrack Portfolios | Semiannual Report19

Schwab MarketTrack Growth Portfolio
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.2% OF NET ASSETS

U.S. Stocks 56.0%
Large-Cap 43.3%
Schwab Fundamental US Large Company Index Fund	$97,756,577	$2,001,639	($1,380,000)	$287,477	$3,177,971	$101,843,664	4,644,034	$2,001,639
Schwab S&P 500 Index Fund	226,079,079	6,608,757	(8,542,098)	1,654,884	14,122,188	239,922,810	3,740,611	3,692,809
Schwab U.S. Large-Cap Growth Index Fund	25,769,558	1,915,077	(2,228,598)	132,548	2,704,304	28,292,889	387,415	236,647
						370,059,363
Small-Cap 12.7%
Schwab Fundamental US Small Company Index Fund *	31,404,736	4,725,063	(2,029,848)	(188,560)	(1,562,415)	32,348,976	2,260,585	2,031,403
Schwab Small-Cap Index Fund	73,025,783	9,577,685	(3,536,563)	(880,275)	(2,475,160)	75,711,470	2,657,475	919,368
						108,060,446
						478,119,809

International Stocks 20.0%
Developed Markets 16.7%
Schwab Fundamental International Large Company Index Fund	32,253,756	957,152	(5,192,057)	623,269	5,331,970	33,974,090	3,397,409	957,152
Schwab Fundamental International Small Company Index Fund	25,887,763	1,319,885	(2,793,753)	(484,928)	4,602,820	28,531,787	2,312,138	1,319,885
Schwab International Index Fund	75,071,899	2,091,580	(12,956,647)	178,466	15,260,441	79,645,739	3,613,691	2,091,580
						142,151,616
Emerging Markets 3.3%
Schwab Fundamental Emerging Markets Large Company Index Fund	26,183,179	2,707,711	(3,913,805)	23,119	3,467,863	28,468,067	3,438,172	1,439,469
						170,619,683

Real Estate 4.0%
U.S. REITs 4.0%
Schwab U.S. REIT ETF	31,100,879	3,516,266	(752,809)	(18,009)	445,376	34,291,703	1,754,949	470,175

Fixed Income 16.0%
Intermediate-Term Bond 16.0%
Schwab U.S. Aggregate Bond Index Fund	126,088,640	9,972,016	(6,324,625)	(1,305,545)	8,061,008	136,491,494	15,065,286	1,961,907

Money Market Funds 3.2%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.82% (b)	26,792,734	577,091	—	—	2,571	27,372,396	27,369,659	593,571
Total Affiliated Underlying Funds (Cost $531,183,574)	$797,414,583	$45,969,922	($49,650,803 )	$22,446	$53,138,937	$846,895,085		$17,715,605
Total Investments in Securities (Cost $531,183,574)						$846,895,085
See financial notes
20Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack Growth Portfolio
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
At April 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3. (see financial note 2(a) for additional information).
See financial notes
Schwab MarketTrack Portfolios | Semiannual Report21

Schwab MarketTrack Growth Portfolio
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $531,183,574)		$846,895,085
Cash		5,635,189
Receivables:
Investments sold		3,846,269
Dividends		369,716
Fund shares sold		140,051
Prepaid expenses	+	15,690
Total assets		856,902,000

Liabilities
Payables:
Investments bought		2,782,529
Shareholder service fees		150,261
Fund shares redeemed		126,969
Investment adviser and administrator fees		84,607
Independent trustees’ fees		201
Accrued expenses	+	28,542
Total liabilities		3,173,109
Net assets		$853,728,891

Net Assets by Source
Capital received from investors		$536,881,936
Total distributable earnings	+	316,846,955
Net assets		$853,728,891

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$853,728,891		36,645,155		$23.30

See financial notes
22Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack Growth Portfolio
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - affiliated		$15,253,341
Dividends received from securities - unaffiliated	+	54,083
Total investment income		15,307,424

Expenses
Shareholder service fees		993,377
Investment adviser and administrator fees		538,528
Shareholder reports		20,479
Registration fees		16,252
Portfolio accounting fees		13,956
Professional fees		11,180
Independent trustees’ fees		4,276
Transfer agent fees		1,922
Proxy fees[1]		918
Custodian fees		586
Other expenses	+	4,305
Total expenses		1,605,779
Expense reduction	–	1,922
Net expenses	–	1,603,857
Net investment income		13,703,567

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated		2,462,264
Net realized gains on sales of securities - affiliated	+	22,446
Net realized gains		2,484,710
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	53,138,937
Net realized and unrealized gains		55,623,647
Increase in net assets resulting from operations		$69,327,214

[1]	Proxy fees are non-routine expenses (see financial note 4 for additional information).
See financial notes
Schwab MarketTrack Portfolios | Semiannual Report23

Schwab MarketTrack Growth Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$13,703,567	$14,536,971
Net realized gains		2,484,710	22,882,801
Net change in unrealized appreciation (depreciation)	+	53,138,937	(187,438,456)
Increase (decrease) in net assets resulting from operations		$69,327,214	($150,018,684 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($35,300,600 )	($47,953,508 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,390,323	$31,764,906	3,110,088	$77,344,476
Shares reinvested		1,468,211	32,256,600	1,629,745	43,937,930
Shares redeemed	+	(2,023,634)	(46,225,701)	(4,205,157)	(103,649,624)
Net transactions in fund shares		834,900	$17,795,805	534,676	$17,632,782

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		35,810,255	$801,906,472	35,275,579	$982,245,882
Total increase (decrease)	+	834,900	51,822,419	534,676	(180,339,410)
End of period		36,645,155	$853,728,891	35,810,255	$801,906,472
See financial notes
24Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack Balanced Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$17.36	$21.53	$18.38	$18.75	$18.24	$19.12
Income (loss) from investment operations:
Net investment income (loss)[1]	0.27	0.32	0.28	0.35	0.36	0.34
Net realized and unrealized gains (losses)	1.12	(3.45)	4.11	0.10	1.32	(0.24)
Total from investment operations	1.39	(3.13)	4.39	0.45	1.68	0.10
Less distributions:
Distributions from net investment income	(0.31)	(0.33)	(0.32)	(0.39)	(0.39)	(0.33)
Distributions from net realized gains	(0.39)	(0.71)	(0.92)	(0.43)	(0.78)	(0.65)
Total distributions	(0.70)	(1.04)	(1.24)	(0.82)	(1.17)	(0.98)
Net asset value at end of period	$18.05	$17.36	$21.53	$18.38	$18.75	$18.24
Total return	8.25%[2]	(15.32%)	24.66%	2.37%	10.14%	0.44%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.40%[4]	0.40%[5]	0.39%	0.40%	0.40%	0.40%
Gross operating expenses[3]	0.40%[4]	0.40%[5]	0.39%	0.40%	0.40%	0.40%
Net investment income (loss)	3.11%[4]	1.67%	1.39%	1.91%	1.99%	1.79%
Portfolio turnover rate	6%[2]	11%	10%	22%	11%	8%
Net assets, end of period (x 1,000)	$548,112	$519,474	$654,876	$517,619	$544,554	$514,701

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab MarketTrack Portfolios | Semiannual Report25

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 42.0%
Large-Cap 33.0%
Schwab Fundamental US Large Company Index Fund	$47,195,010	$1,416,110	($1,069,986)	$9,715	$1,664,973	$49,215,822	2,244,224	$975,082
Schwab S&P 500 Index Fund	109,667,907	4,593,459	(6,740,999)	1,818,998	5,880,058	115,219,423	1,796,374	1,777,827
Schwab U.S. Large-Cap Growth Index Fund	15,693,035	668,462	(1,490,186)	119,102	1,565,437	16,555,850	226,699	139,478
						180,991,095
Small-Cap 9.0%
Schwab Fundamental US Small Company Index Fund *	14,176,529	1,973,693	(588,376)	49,695	(859,540)	14,752,001	1,030,888	917,003
Schwab Small-Cap Index Fund	33,164,113	4,562,444	(1,878,875)	(133,167)	(1,367,976)	34,346,539	1,205,565	422,435
						49,098,540
						230,089,635

International Stocks 15.0%
Developed Markets 12.5%
Schwab Fundamental International Large Company Index Fund	16,022,538	456,666	(3,086,340)	421,320	2,550,638	16,364,822	1,636,482	456,666
Schwab Fundamental International Small Company Index Fund	12,869,452	632,340	(1,752,899)	(212,677)	2,275,894	13,812,110	1,119,296	632,340
Schwab International Index Fund	36,868,979	999,363	(7,087,842)	509,283	7,046,111	38,335,894	1,739,378	999,363
						68,512,826
Emerging Markets 2.5%
Schwab Fundamental Emerging Markets Large Company Index Fund	12,313,581	993,854	(1,296,895)	(24,390)	1,658,275	13,644,425	1,647,877	693,854
						82,157,251

Real Estate 3.0%
U.S. REITs 3.0%
Schwab U.S. REIT ETF	15,412,856	1,254,733	(322,422)	1,233	209,725	16,556,125	847,294	229,999

Fixed Income 36.1%
Intermediate-Term Bond 35.1%
Schwab U.S. Aggregate Bond Index Fund	180,589,752	11,090,050	(9,209,714)	(1,903,251)	11,494,504	192,061,341	21,198,823	2,774,675
Short-Term Bond 1.0%
Schwab Short-Term Bond Index Fund	4,975,661	487,440	—	—	125,097	5,588,198	585,152	69,269
						197,649,539

See financial notes
26Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 3.3%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.82% (b)	$17,918,226	$385,943	$—	$—	$1,719	$18,305,888	18,304,058	$396,963
Total Affiliated Underlying Funds (Cost $399,311,831)	$516,867,639	$29,514,557	($34,524,534 )	$655,861	$32,244,915	$544,758,438		$10,484,954
Total Investments in Securities (Cost $399,311,831)						$544,758,438

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
At April 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3. (see financial note 2(a) for additional information).
See financial notes
Schwab MarketTrack Portfolios | Semiannual Report27

Schwab MarketTrack Balanced Portfolio
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $399,311,831)		$544,758,438
Cash		3,017,365
Receivables:
Investments sold		2,073,989
Dividends		494,830
Fund shares sold		182,137
Prepaid expenses	+	15,432
Total assets		550,542,191

Liabilities
Payables:
Investments bought		1,890,274
Fund shares redeemed		360,195
Shareholder service fees		98,725
Investment adviser and administrator fees		54,425
Independent trustees’ fees		189
Accrued expenses	+	26,664
Total liabilities		2,430,472
Net assets		$548,111,719

Net Assets by Source
Capital received from investors		$404,843,253
Total distributable earnings	+	143,268,466
Net assets		$548,111,719

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$548,111,719		30,372,809		$18.05

See financial notes
28Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack Balanced Portfolio
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - affiliated		$9,351,841
Dividends received from securities - unaffiliated	+	29,096
Total investment income		9,380,937

Expenses
Shareholder service fees		647,026
Investment adviser and administrator fees		347,644
Registration fees		15,550
Shareholder reports		14,226
Portfolio accounting fees		12,628
Professional fees		10,764
Independent trustees’ fees		3,889
Transfer agent fees		1,314
Custodian fees		551
Other expenses	+	3,124
Total expenses		1,056,716
Expense reduction	–	1,314
Net expenses	–	1,055,402
Net investment income		8,325,535

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated		1,133,113
Net realized gains on sales of securities - affiliated	+	655,861
Net realized gains		1,788,974
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	32,244,915
Net realized and unrealized gains		34,033,889
Increase in net assets resulting from operations		$42,359,424
See financial notes
Schwab MarketTrack Portfolios | Semiannual Report29

Schwab MarketTrack Balanced Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$8,325,535	$9,896,666
Net realized gains		1,788,974	11,259,633
Net change in unrealized appreciation (depreciation)	+	32,244,915	(119,667,044)
Increase (decrease) in net assets resulting from operations		$42,359,424	($98,510,745 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($20,946,171 )	($31,823,550 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,301,609	$23,055,695	3,053,833	$59,625,179
Shares reinvested		1,106,066	18,946,912	1,384,745	28,747,318
Shares redeemed	+	(1,957,930)	(34,778,055)	(4,931,534)	(93,440,331)
Net transactions in fund shares		449,745	$7,224,552	(492,956)	($5,067,834 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		29,923,064	$519,473,914	30,416,020	$654,876,043
Total increase (decrease)	+	449,745	28,637,805	(492,956)	(135,402,129)
End of period		30,372,809	$548,111,719	29,923,064	$519,473,914
See financial notes
30Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack Conservative Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/22– 4/30/23*	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18
Per-Share Data
Net asset value at beginning of period	$14.90	$18.47	$16.50	$16.43	$15.63	$16.27
Income (loss) from investment operations:
Net investment income (loss)[1]	0.22	0.29	0.26	0.30	0.35	0.31
Net realized and unrealized gains (losses)	0.89	(2.97)	2.27	0.27	1.18	(0.38)
Total from investment operations	1.11	(2.68)	2.53	0.57	1.53	(0.07)
Less distributions:
Distributions from net investment income	(0.22)	(0.30)	(0.27)	(0.31)	(0.36)	(0.32)
Distributions from net realized gains	(0.32)	(0.59)	(0.29)	(0.19)	(0.37)	(0.25)
Total distributions	(0.54)	(0.89)	(0.56)	(0.50)	(0.73)	(0.57)
Net asset value at end of period	$15.47	$14.90	$18.47	$16.50	$16.43	$15.63
Total return	7.62%[2]	(15.23%)	15.50%	3.57%	10.31%	(0.49%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.42%[4]	0.42%[5]	0.41%	0.42%	0.43%	0.41%
Gross operating expenses[3]	0.42%[4]	0.42%[5]	0.41%	0.42%	0.43%	0.41%
Net investment income (loss)	2.94%[4]	1.73%	1.45%	1.84%	2.19%	1.93%
Portfolio turnover rate	4%[2]	11%	13%	35%	26%	9%
Net assets, end of period (x 1,000)	$226,008	$227,991	$335,110	$278,883	$263,373	$239,068

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab MarketTrack Portfolios | Semiannual Report31

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings  as of April 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.7% OF NET ASSETS

U.S. Stocks 28.0%
Large-Cap 22.0%
Schwab Fundamental US Large Company Index Fund	$13,711,361	$278,298	($905,237)	$194,392	$275,176	$13,553,990	618,057	$278,298
Schwab S&P 500 Index Fund	32,151,221	1,319,119	(3,970,809)	2,204,330	(36,967)	31,666,894	493,715	507,703
Schwab U.S. Large-Cap Growth Index Fund	4,668,710	279,228	(843,469)	171,203	307,838	4,583,510	62,762	38,594
						49,804,394
Small-Cap 6.0%
Schwab Fundamental US Small Company Index Fund *	4,156,460	514,644	(441,591)	44,437	(275,584)	3,998,366	279,411	268,859
Schwab Small-Cap Index Fund	9,638,631	1,058,549	(814,281)	208,420	(610,935)	9,480,384	332,762	118,076
						13,478,750
						63,283,144

International Stocks 10.0%
Developed Markets 8.3%
Schwab Fundamental International Large Company Index Fund	4,677,297	128,741	(1,132,041)	170,471	673,477	4,517,945	451,795	128,741
Schwab Fundamental International Small Company Index Fund	3,769,235	182,724	(751,700)	(16,472)	603,531	3,787,318	306,914	182,724
Schwab International Index Fund	10,763,448	284,681	(2,669,939)	898,922	1,245,785	10,522,897	477,445	284,681
						18,828,160
Emerging Markets 1.7%
Schwab Fundamental Emerging Markets Large Company Index Fund	3,671,489	199,618	(556,778)	33,257	445,947	3,793,533	458,156	199,618
						22,621,693

Real Estate 2.0%
U.S. REITs 2.0%
Schwab U.S. REIT ETF	4,616,828	283,912	(510,080)	(29,146)	108,886	4,470,400	228,782	65,481

Fixed Income 56.1%
Intermediate-Term Bond 55.1%
Schwab U.S. Aggregate Bond Index Fund	124,728,873	3,987,707	(10,716,601)	(1,722,236)	8,238,651	124,516,394	13,743,531	1,843,949
Short-Term Bond 1.0%
Schwab Short-Term Bond Index Fund	2,297,908	29,665	(113,572)	(10,297)	66,405	2,270,109	237,708	29,664
						126,786,503

See financial notes
32Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings  as of April 30, 2023 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/23	BALANCE OF SHARES HELD AT 4/30/23	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 3.6%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.82% (b)	$8,043,203	$173,243	$—	$—	$772	$8,217,218	8,216,396	$178,191
Total Affiliated Underlying Funds (Cost $189,712,798)	$226,894,664	$8,720,129	($23,426,098 )	$2,147,281	$11,042,982	$225,378,958		$4,124,579
Total Investments in Securities (Cost $189,712,798)						$225,378,958

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
At April 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3. (see financial note 2(a) for additional information).
See financial notes
Schwab MarketTrack Portfolios | Semiannual Report33

Schwab MarketTrack Conservative Portfolio
Statement of Assets and Liabilities

As of April 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $189,712,798)		$225,378,958
Cash		580,812
Receivables:
Investments sold		548,359
Dividends		311,999
Fund shares sold		49,431
Prepaid expenses	+	11,533
Total assets		226,881,092

Liabilities
Payables:
Investments bought		605,529
Fund shares redeemed		179,056
Shareholder service fees		41,419
Investment adviser and administrator fees		22,538
Independent trustees’ fees		176
Accrued expenses	+	24,001
Total liabilities		872,719
Net assets		$226,008,373

Net Assets by Source
Capital received from investors		$191,361,130
Total distributable earnings	+	34,647,243
Net assets		$226,008,373

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$226,008,373		14,608,476		$15.47

See financial notes
34Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack Conservative Portfolio
Statement of Operations

For the period November 1, 2022 through April 30, 2023; unaudited
Investment Income
Dividends received from securities - affiliated		$3,793,940
Dividends received from securities - unaffiliated	+	6,742
Total investment income		3,800,682

Expenses
Shareholder service fees		275,482
Investment adviser and administrator fees		147,223
Registration fees		13,709
Portfolio accounting fees		11,195
Professional fees		10,394
Shareholder reports		8,140
Independent trustees’ fees		3,486
Transfer agent fees		732
Custodian fees		558
Other expenses	+	1,873
Total expenses		472,792
Expense reduction	–	732
Net expenses	–	472,060
Net investment income		3,328,622

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated		330,639
Net realized gains on sales of securities - affiliated	+	2,147,281
Net realized gains		2,477,920
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	11,042,982
Net realized and unrealized gains		13,520,902
Increase in net assets resulting from operations		$16,849,524
See financial notes
Schwab MarketTrack Portfolios | Semiannual Report35

Schwab MarketTrack Conservative Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/22-4/30/23		11/1/21-10/31/22
Net investment income		$3,328,622	$4,970,604
Net realized gains		2,477,920	4,276,692
Net change in unrealized appreciation (depreciation)	+	11,042,982	(57,009,146)
Increase (decrease) in net assets resulting from operations		$16,849,524	($47,761,850 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($8,018,262 )	($15,825,504 )

TRANSACTIONS IN FUND SHARES
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		424,291	$6,492,458	2,222,481	$37,874,315
Shares reinvested		473,776	7,063,093	773,587	13,558,318
Shares redeemed	+	(1,594,504)	(24,368,973)	(5,830,067)	(94,964,552)
Net transactions in fund shares		(696,437)	($10,813,422 )	(2,833,999)	($43,531,919 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/22-4/30/23			11/1/21-10/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		15,304,913	$227,990,533	18,138,912	$335,109,806
Total decrease	+	(696,437)	(1,982,160)	(2,833,999)	(107,119,273)
End of period		14,608,476	$226,008,373	15,304,913	$227,990,533
See financial notes
36Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack Portfolios
Financial Notes, unaudited

1. Business Structure of the Funds:
Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio, and Schwab MarketTrack Conservative Portfolio (the funds) are each a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab MarketTrack All Equity Portfolio	Schwab Target 2045 Fund
Schwab MarketTrack Growth Portfolio	Schwab Target 2050 Fund
Schwab MarketTrack Balanced Portfolio	Schwab Target 2055 Fund
Schwab MarketTrack Conservative Portfolio	Schwab Target 2060 Fund
Schwab S&P 500 Index Fund	Schwab Target 2065 Fund
Schwab Small-Cap Index Fund®	Schwab Fundamental US Large Company Index Fund
Schwab Total Stock Market Index Fund®	Schwab Fundamental US Small Company Index Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Fundamental International Large Company Index Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Fundamental International Small Company Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab International Index Fund®	Schwab Fundamental Global Real Estate Index Fund
Schwab International Opportunities Fund	Schwab Target 2010 Index Fund
Schwab Balanced Fund	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Health Care Fund	Schwab Target 2040 Index Fund
Schwab International Core Equity Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab Target 2065 Index Fund
Schwab Target 2030 Fund	Schwab Monthly Income Fund - Target Payout
Schwab Target 2035 Fund	Schwab Monthly Income Fund - Flexible Payout
Schwab Target 2040 Fund	Schwab Monthly Income Fund - Income Payout
Each of the Schwab MarketTrack Portfolios is considered a “fund of funds” because it invests in other mutual funds or exchange-traded funds (ETFs). Each of the funds seeks to achieve its investment objective by investing mainly in a combination of other affiliated Schwab Funds, including Schwab index funds and ETFs (underlying funds), which use a variety of indexing strategies, in accordance with its target portfolio allocation.
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
Schwab MarketTrack Portfolios | Semiannual Report37

Schwab MarketTrack Portfolios
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments— Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
38Schwab MarketTrack Portfolios | Semiannual Report

Schwab MarketTrack Portfolios
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2023, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Investments: The funds may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year, except for the Schwab MarketTrack Conservative Portfolio, which makes distributions from net investment income at the end of each calendar quarter. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer
Schwab MarketTrack Portfolios | Semiannual Report39

Schwab MarketTrack Portfolios
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments may cause the funds to underperform other funds with a similar investment objective. The funds are not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the funds are appropriate investments in light of their current financial position and retirement needs.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of a fund. However, the investment adviser is a fiduciary to each fund and is legally obligated to act in each fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Exchange-Traded Fund (ETF) Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The funds may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain their allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Underlying Fund Investment Risk. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest, which include any combination of the risks described below.
• Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
• Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index. Errors relating to an index may occur from time to time and may not be identified by the underlying fund’s index provider for a period of time. In addition, market disruptions could cause delays in an underlying fund’s index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for an underlying fund.
• Tracking Error Risk. Each underlying index fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of an underlying fund and its index, positive or negative, is called "tracking error." Tracking error can be caused by many factors and it may be significant. If an underlying fund utilizes a sampling approach, it may not track the return of the index as well as it would if the underlying fund purchased all of the securities in the index.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
• Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
• Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
• Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
• Real Estate Investment Risk. An underlying fund that has a policy of concentrating its investments in real estate companies and companies related to the real estate industry is subject to risks associated with the direct ownership of real estate securities. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
• Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when a fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
• Concentration Risk. To the extent that an underlying fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
• Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
• Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
• Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as leverage risk, liquidity risk and market risk are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gains. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility, and could cause the underlying fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules. An underlying fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that a fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
• Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
• Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
• Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee of 0.13%, payable monthly, based on a percentage of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser, (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
The investment adviser and its affiliates have agreed with the funds, for so long as the investment adviser serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses as a percentage of average daily net assets as follows:
SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO	SCHWAB MARKETTRACK BALANCED PORTFOLIO	SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
0.50%	0.50%	0.50%	0.50%
The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by each fund through its investments in the underlying funds.
Investments in Affiliates
The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of April 30, 2023, each Schwab MarketTrack Portfolio’s ownership percentages of other related funds’ shares are as follows:
UNDERLYING FUNDS	SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO	SCHWAB MARKETTRACK BALANCED PORTFOLIO	SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
Schwab Fundamental Emerging Markets Large Company Index Fund	5.2%	3.9%	1.9%	0.5%
Schwab Fundamental International Large Company Index Fund	2.3%	1.7%	0.8%	0.2%
Schwab Fundamental International Small Company Index Fund	6.4%	4.8%	2.3%	0.6%
Schwab Fundamental US Large Company Index Fund	1.5%	1.5%	0.7%	0.2%
Schwab Fundamental US Small Company Index Fund	2.1%	2.0%	0.9%	0.2%
Schwab International Index Fund	1.2%	0.9%	0.4%	0.1%
Schwab S&P 500 Index Fund	0.4%	0.4%	0.2%	0.0%*
Schwab Short-Term Bond Index Fund	— %	— %	0.4%	0.1%
Schwab Small-Cap Index Fund	1.5%	1.5%	0.7%	0.2%
Schwab U.S. Aggregate Bond Index Fund	— %	3.1%	4.3%	2.8%
Schwab U.S. Large-Cap Growth Index Fund	3.5%	2.6%	1.5%	0.4%
Schwab U.S. REIT ETF	0.7%	0.6%	0.3%	0.1%
Schwab Variable Share Price Money Fund, Ultra Shares	— %	0.6%	0.4%	0.2%

*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
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Schwab MarketTrack Portfolios
Financial Notes, unaudited (continued)

 5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but they did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2023, purchases and sales of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab MarketTrack All Equity Portfolio	$49,886,919	$44,698,025
Schwab MarketTrack Growth Portfolio	45,969,922	49,650,803
Schwab MarketTrack Balanced Portfolio	29,514,557	34,524,534
Schwab MarketTrack Conservative Portfolio	8,720,129	23,426,098

8. Federal Income Taxes:
As of April 30, 2023, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab MarketTrack All Equity Portfolio	$460,953,506	$297,418,044	($1,849,994)	$295,568,050
Schwab MarketTrack Growth Portfolio	532,852,266	329,342,212	(15,299,393)	314,042,819
Schwab MarketTrack Balanced Portfolio	401,038,351	163,176,359	(19,456,272)	143,720,087
Schwab MarketTrack Conservative Portfolio	190,439,941	46,300,920	(11,361,903)	34,939,017
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Schwab MarketTrack Portfolios
Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2023. The tax-basis components of distributions paid during the fiscal year ended October 31, 2022 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab MarketTrack All Equity Portfolio	$19,017,789	$13,762,591
Schwab MarketTrack Growth Portfolio	16,666,445	31,287,063
Schwab MarketTrack Balanced Portfolio	11,374,707	20,448,843
Schwab MarketTrack Conservative Portfolio	5,450,344	10,375,160
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of October 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended October 31, 2022, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab MarketTrack Portfolios
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None
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Schwab MarketTrack Portfolios

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab
Investment Management, Inc.

Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Vice President
(Mar. 2022 – present) and Director (Oct. 2015 – Mar. 2022), Charles Schwab Investment
Management, Inc.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President
and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles
Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer
(May 2001 – Apr. 2018), ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles
Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice
President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President
(Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President
(Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant
Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab MarketTrack Portfolios
Glossary

All Equity Composite Index A custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective July 1, 2020, the index is composed of 31.33% S&P 500 Index, 5.0% Russell 1000 Growth Index, 13.5% Russell RAFI US Large Company Index, 10.33% Russell 2000 Index, 4.5% Russell RAFI US Small Company Index, 13.83% MSCI EAFE Index (Net), 6.0% Russell RAFI Developed ex US Large Company Index (Net), 5.0% Russell RAFI Developed ex US Small Company Index (Net), 5.0% Russell RAFI Emerging Markets Large Company Index (Net), 5.0% Dow Jones Equity All REIT Capped Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. From February 28, 2020 through June 30, 2020, the index was composed of 31.33% S&P 500 Index, 5.0% Russell 1000 Growth Index, 13.5% Russell RAFI US Large Company Index, 10.33% Russell 2000 Index, 4.5% Russell RAFI US Small Company Index, 13.83% MSCI EAFE Index (Net), 6.0% Russell RAFI Developed ex US Large Company Index (Net), 5.0% Russell RAFI Developed ex US Small Company Index (Net), 5.0% Russell RAFI Emerging Markets Large Company Index (Net), 5.0% Dow Jones U.S. Select REIT Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. From December 1, 2014 through February 27, 2020, the index was composed of 31.33% S&P 500 Index, 17.33% Russell 2000 Index, 13.50% Russell RAFI US Large Company Index, 7.50% Russell RAFI US Small Company Index, 13.83% MSCI EAFE Index (Net), 6% Russell RAFI Developed ex US Large Company Index (Net), 5% Russell RAFI Developed ex US Small Company Index (Net), 5% Russell RAFI Emerging Markets Large Company Index (Net), and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. From March 1, 2014 through November 30, 2014, the index was composed of 45% S&P 500 Index, 25% Russell 2000 Index and 30% MSCI EAFE Index (Net). On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014, the index was composed of 70% Dow Jones U.S. Total Stock Market Index and 30% MSCI EAFE Index (Net). Percentages listed may not total to 100% due to rounding.
asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Balanced Composite Index A custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective July 1, 2020 the index is composed of 21.0% S&P 500 Index, 3.0% Russell 1000 Growth Index, 9.0% Russell RAFI US Large Company Index, 6.3% Russell 2000 Index, 2.7% Russell RAFI US Small Company Index, 7.0% MSCI EAFE Index (Net), 3.0% Russell RAFI Developed ex US Large Company Index (Net), 2.5% Russell RAFI Developed ex US Small Company Index (Net), 2.5% Russell RAFI Emerging Markets Large Company Index (Net), 3.0% Dow Jones Equity All REIT Capped Index, 35.0% Bloomberg US Aggregate Bond Index, 1.0% Bloomberg US Government/Credit 1-5 Year Index, and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. From February 28, 2020 through June 30, 2020, the index was composed of 21% S&P 500 Index, 3.0% Russell 1000 Growth Index, 9.0% Russell RAFI US Large Company Index, 6.3% Russell 2000 Index, 2.7% Russell RAFI US Small Company Index, 7.0% MSCI EAFE Index (Net), 3.0% Russell RAFI Developed ex US Large Company Index (Net), 2.5% Russell RAFI Developed ex US Small Company Index (Net), 2.5% Russell RAFI Emerging Markets Large Company Index (Net), 3.0% Dow Jones U.S. Select REIT Index, 35.0% Bloomberg US Aggregate Bond Index, 1.0% Bloomberg US Government/Credit 1-5 Year Index, and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. From December 1, 2014
through February 27, 2020, the Balanced Composite Index was composed of 21% S&P 500 Index, 10.5% Russell 2000 Index, 9% Russell RAFI US Large Company Index, 4.5% Russell RAFI US Small Company Index, 7% MSCI EAFE Index (Net), 3% Russell RAFI Developed ex US Large Company Index (Net), 2.5% Russell RAFI Developed ex US Small Company Index (Net), 2.5% Russell RAFI Emerging Markets Large Company Index (Net), 35% Bloomberg US Aggregate Bond Index, and 5% Bloomberg US Treasury Bills 1-3 Month Index. From March 1, 2014 through November 30, 2014, the index was composed of 30% S&P 500 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index (Net), 35% Bloomberg US Aggregate Bond Index, and 5% Bloomberg US Treasury Bills 1-3 Month Index. On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014, the index was composed of 45% Dow Jones U.S. Total Stock Market Index, 15% MSCI EAFE Index (Net), 35% Bloomberg US Aggregate Bond Index, and 5% Bloomberg US Treasury Bills 1-3 Month Index. Percentages listed may not total to 100% due to rounding.
Bloomberg US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Government/Credit 1–5 Year Index An index that is a broad-based benchmark measuring the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have a remaining maturity greater than or equal to one year and less than five years. The index excludes certain types of securities, including, bonds with equity type features (e.g., warrants, convertibles and preferreds), tax-exempt municipal securities, inflation-linked bonds, floating rate issues, strips, private placements, U.S. dollar-denominated 25 and 50 par retail bonds, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Bills 1–3 Month Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
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Schwab MarketTrack Portfolios
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Conservative Composite Index A custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective July 1, 2020, the index is composed of 14.0% S&P 500 Index, 2.0% Russell 1000 Growth Index, 6.0% Russell RAFI US Large Company Index, 4.67% MSCI EAFE Index (Net), 4.2% Russell 2000 Index, 1.8% Russell RAFI US Small Company Index, 2.0% Russell RAFI Developed ex US Large Company Index (Net), 1.67% Russell RAFI Developed ex US Small Company Index (Net), 1.67% Russell RAFI Emerging Markets Large Company Index (Net), 2.0% Dow Jones Equity All REIT Capped Index, 55.0% Bloomberg US Aggregate Bond Index, 1.0% Bloomberg US Government/Credit 1-5 Year Index, and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. From February 28, 2020 through June 30, 2020, the index was composed of 14.0% S&P 500 Index, 2.0% Russell 1000 Growth Index, 6.0% Russell RAFI US Large Company Index, 4.67% MSCI EAFE Index (Net), 4.2% Russell 2000 Index, 1.8% Russell RAFI US Small Company Index, 2.0% Russell RAFI Developed ex US Large Company Index (Net), 1.67% Russell RAFI Developed ex US Small Company Index (Net), 1.67% Russell RAFI Emerging Markets Large Company Index (Net), 2.0% Dow Jones U.S. Select REIT Index, 55.0% Bloomberg US Aggregate Bond Index, 1.0% Bloomberg US Government/Credit 1-5 Year Index, and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. From December 1, 2014, through February 27, 2020, the index was composed of 14.0% S&P 500 Index, 7.0% Russell 2000 Index, 6.0% Russell RAFI US Large Company Index, 3.0% Russell RAFI US Small Company Index, 4.67% MSCI EAFE Index (Net), 2.0% Russell RAFI Developed ex US Large Company Index (Net), 1.67% Russell RAFI Developed ex US Small Company Index (Net), 1.67% Russell RAFI Emerging Markets Large Company Index (Net), 55.0% Bloomberg US Aggregate Bond Index, and 5.0% Bloomberg US Treasury Bills 1-3 Month Index. From March 1, 2014 through November 30, 2014, the index was composed of 20% S&P 500 Index, 10% Russell 2000 Index, 10% MSCI EAFE Index (Net), 55% Bloomberg US Aggregate Bond Index, and 5% Bloomberg US Treasury Bills 1-3 Month Index. On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014, the index was composed of 30% Dow Jones U.S. Total Stock Market Index, 10% MSCI EAFE Index (Net), 55% Bloomberg US Aggregate Bond Index, and 5% Bloomberg US Treasury Bills 1-3 Month Index. Percentages listed may not total to 100% due to rounding.
Dow Jones Equity All REIT Capped Index A float-adjusted market cap weighted index that is designed to measure all equity real estate investment trusts (REITs) in the Dow Jones U.S. Total Stock Market Index, as defined by the S&P Dow Jones Indices REIT/RESI Industry Classification Hierarchy, that meet the minimum float market capitalization (FMC) and liquidity thresholds. The aggregate weight of all companies weighing more than 4.5% cannot exceed 22.5%, and no single company’s weight can exceed 10%. The index is reviewed daily based on each company’s capped market capitalization weight. Daily capping is only performed when the sum of companies with weights great than 5% exceeds 25%.
Dow Jones U.S. Select REIT Index An index that is a float-adjusted market-capitalization weighted index comprised of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub-dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
Dow Jones U.S. Total Stock Market Index An index which includes all U.S. equity issues with readily available prices. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
Growth Composite Index A custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective July 1, 2020 the index is composed of 28.0% S&P 500 Index, 3.3% Russell 1000 Growth Index, 12.0% Russell RAFI US Large Company Index, 8.9% Russell 2000 Index, 3.8% Russell RAFI US Small Company Index, 9.33% MSCI EAFE Index (Net), 4.0% Russell RAFI Developed ex US Large Company Index (Net), 3.33% Russell RAFI Developed ex US Small Company Index (Net), 3.33% Russell RAFI Emerging Markets Large Company Index (Net), 4.0% Dow Jones Equity All REIT Capped Index, 16.0% Bloomberg US Aggregate Bond Index, and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. From February 28, 2020 through June 30, 2020, the index was composed of 28.0% S&P 500 Index, 3.3% Russell 1000 Growth Index, 12.0% Russell RAFI US Large Company Index, 8.9% Russell 2000 Index, 3.8% Russell RAFI US Small Company Index, 9.33% MSCI EAFE Index (Net), 4.0% Russell RAFI Developed ex US Large Company Index (Net), 3.33% Russell RAFI Developed ex US Small Company Index (Net), 3.33% Russell RAFI Emerging Markets Large Company Index (Net), 4.0% Dow Jones U.S. Select REIT Index, 16.0% Bloomberg US Aggregate Bond Index, and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. From December 1, 2014 through February 27, 2020, the Growth Composite Index was composed of 28% S&P 500 Index, 14% Russell 2000 Index, 12% Russell RAFI US Large Company Index, 6% Russell RAFI US Small Company Index, 9.33% MSCI EAFE Index (Net), 4% Russell RAFI Developed ex US Large Company Index (Net), 3.33% Russell RAFI Developed ex US Small Company Index (Net), 3.33% Russell RAFI Emerging Markets Large Company Index (Net), 15% Bloomberg US Aggregate Bond Index, and 5% Bloomberg US Treasury Bills 1-3 Month Index. From March 1, 2014 through November 30, 2014, the index was composed of 40% S&P 500 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index (Net), 15% Bloomberg US Aggregate Bond Index, and 5% Bloomberg US Treasury Bills 1-3 Month Index. On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to
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Schwab MarketTrack Portfolios
March 1, 2014 the index was composed of 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE Index (Net), 15% Bloomberg US Aggregate Bond Index, and 5% Bloomberg US Treasury Bills 1-3 Month Index. Percentages listed may not total to 100% due to rounding.
market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net) A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Growth Index An index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Index An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell RAFI Developed ex US Large Company Index (Net) An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Developed ex US Small Company Index (Net) An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores rank below the 87.5% threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the smallest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Emerging Markets Large Company Index (Net) An index that ranks emerging market companies in the FTSE Global Total Cap Index by measures of fundamental size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the emerging companies in the FTSE Global Total Cap Index measures the performance of the investable securities in emerging markets globally.
Russell RAFI US Large Company Index An index that ranks U.S. companies in the FTSE Global Total Cap Index. The Russell RAFI US Large Company Index includes only those securities that are members of the U.S. portion whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
Russell RAFI US Small Company Index An index that ranks U.S. companies in the FTSE Global Total Cap Index. The Russell RAFI US Small Company Index includes only those securities that are members of the U.S. portion and rank below the 87.5% fundamental score threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
S&P 500 Index An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock A share of ownership, or equity, in the issuing company.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
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Notes

Notes

Notes

Schwab MarketTrack Portfolios
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2023 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13559-26
00286323

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)  (1)    Code of ethics – not applicable to this semi-annual report.

(2)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	June 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	June 16, 2023

By:	/s/ Dana Smith
Dana Smith Chief Financial Officer

Date:	June 16, 2023